Hartford AARP Balanced Retirement Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage-Backed Securities - 4.0%
	Asset-Backed - Automobile - 0.2%
$ 20,000	AmeriCredit Automobile Receivables Trust 2.58%, 09/18/2025	$20,026
15,000	Drive Auto Receivables Trust 2.70%, 02/16/2027	15,116
	Exeter Automobile Receivables Trust
70,000	2.58%, 09/15/2025(1)	70,377
15,000	2.73%, 12/15/2025(1)	15,161
33,265	First Investors Auto Owner Trust 2.21%, 09/16/2024(1)	33,734
30,000	Santander Drive Auto Receivables Trust 2.68%, 10/15/2025	30,559
50,000	Westlake Automobile Receivables Trust 2.72%, 11/15/2024(1)	50,736

		235,709

	Asset-Backed - Finance & Insurance - 0.6%
100,000	Benchmark Mortgage Trust 1.92%, 07/15/2053(2)(3)	12,484
	Domino’s Pizza Master Issuer LLC
48,625	3.08%, 07/25/2047(1)	48,913
147,000	4.12%, 07/25/2048(1)	156,897
32,419	GLS Auto Receivables Issuer Trust 2.47%, 11/15/2023(1)	32,782
100,000	Lendmark Funding Trust 2.78%, 04/20/2028(1)	100,226
30,463	Long Beach Mortgage Loan Trust 0.34%, 12/25/2036, 1 mo. USD LIBOR + 0.170%(4)	14,693
56,433	SoFi Consumer Loan Program Trust 2.45%, 08/25/2028(1)	57,036
100,000	SPS Servicer Advance Receivables Trust 2.32%, 10/15/2052(1)	99,204
208,657	Symphony CLO Ltd. 1.22%, 07/14/2026, 3 mo. USD LIBOR + 0.950%(1)(4)	206,442
	Vantage Data Centers Issuer LLC
24,771	3.19%, 07/15/2044(1)	25,357
34,154	4.07%, 02/16/2043(1)	35,398

		789,432

	Asset-Backed - Home Equity - 0.2%
104,312	GSAA Home Equity Trust 0.26%, 12/25/2036, 1 mo. USD LIBOR + 0.090%(4)	41,955
361,576	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(5)	150,917
40,000	Soundview Home Loan Trust 0.42%, 11/25/2036, 1 mo. USD LIBOR + 0.250%(4)	35,801

		228,673

	Commercial Mortgage - Backed Securities - 0.8%
960,355	Benchmark Mortgage Trust 0.54%, 07/15/2051(2)(3)	29,351
100,000	Commercial Mortgage Trust 1.08%, 10/15/2036, 1 mo. USD LIBOR + 0.900%(1)(4)	98,634
1,593,608	DBGS Mortgage Trust 0.21%, 10/15/2051(2)(3)	23,330
40,000	Deutsche Bank Commercial Mortgage Trust 3.04%, 05/10/2049	42,235
	GS Mortgage Securities Trust
62,000	2.78%, 10/10/2049	64,790
46,000	3.14%, 06/10/2046	48,081
15,000	JP Morgan Chase Commercial Mortgage Securities Trust 2.81%, 01/16/2037(1)	15,278
65,000	JPMDB Commercial Mortgage Securities Trust 2.99%, 12/15/2049	69,208
	Morgan Stanley Bank of America Merrill Lynch Trust

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 40,000	3.74%, 08/15/2047	$43,235
40,977	3.77%, 11/15/2046	43,228
	Morgan Stanley Capital Trust
307,079	1.43%, 06/15/2050(2)(3)	19,805
989,546	0.83%, 07/15/2051(2)(3)	48,671
40,000	3.78%, 05/15/2048(2)	44,209
60,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	60,211
	Wells Fargo Bank N.A.
961,052	0.51%, 08/15/2061(2)(3)	28,710
70,000	3.18%, 09/15/2060	77,395
	Wells Fargo Commercial Mortgage Trust
65,000	2.79%, 07/15/2048	68,109
45,000	3.15%, 05/15/2048	48,641
15,000	4.16%, 05/15/2048(2)	11,969
	WF-RBS Commercial Mortgage Trust
48,001	2.87%, 11/15/2045	49,265
39,000	3.07%, 06/15/2046	40,964

		975,319

	Diversified Financial Services - 0.2%
247,958	Carlyle Global Market Strategies CLO Ltd. 1.30%, 07/27/2031, 3 mo. USD LIBOR + 1.050%(1)(4)	241,853

	Other Asset Backed Securities - 0.3%
250,000	Dewolf Park CLO Ltd. 1.49%, 10/15/2030, 3 mo. USD LIBOR + 1.210%(1)(4)	246,763
63,130	Marlette Funding Trust 2.39%, 12/17/2029(1)	63,551
50,361	OnDeck Asset Securitization Trust LLC 2.65%, 11/18/2024(1)	50,377
	Towd Point Mortgage Trust
43,273	2.75%, 10/25/2056(1)(2)	44,471
8,571	3.00%, 11/25/2057(1)(2)	8,609

		413,771

	Whole Loan Collateral CMO - 1.7%
	Alternative Loan Trust
44,740	0.31%, 04/25/2047, 1 mo. USD LIBOR + 0.140%(4)	39,920
32,286	0.62%, 03/01/2038, 1 mo. USD LIBOR + 0.450%(4)	27,292
36,182	2.67%, 08/25/2035, 12 mo. USD MTA + 1.350%(4)	31,872
52,959	Angel Oak Mortgage Trust 2.59%, 10/25/2049(1)(2)	53,682
25,317	Angel Oak Mortgage Trust LLC 3.65%, 09/25/2048(1)(2)	25,799
75,602	Arroyo Mortgage Trust 2.96%, 10/25/2048(1)(2)	77,313
36,337	Bear Stearns Alt-A Trust 0.49%, 08/25/2036, 1 mo. USD LIBOR + 0.320%(4)	31,410
36,140	Bunker Hill Loan Depositary Trust 2.88%, 07/25/2049(1)(5)	36,891
10,420	CHL Mortgage Pass-Through Trust 3.33%, 03/20/2036(2)	9,713
95,960	Citigroup Mortgage Loan Trust 3.23%, 11/25/2070(1)(5)	96,649
	COLT Mortgage Loan Trust
22,491	3.47%, 07/27/2048(1)(2)	22,707
31,953	3.69%, 10/26/2048(1)(2)	32,538
	Fannie Mae Connecticut Avenue Securities
95,125	2.37%, 01/25/2030, 1 mo. USD LIBOR + 2.200%(4)	92,076
130,000	3.17%, 10/25/2029, 1 mo. USD LIBOR + 3.000%(4)	128,860
40,635	5.17%, 11/25/2024, 1 mo. USD LIBOR + 5.000%(4)	41,094
36,350	5.72%, 04/25/2028, 1 mo. USD LIBOR + 5.550%(4)	37,682
70,011	GCAT LLC 2.99%, 02/25/2059(1)(5)	70,867
88,255	GCAT Trust 2.65%, 10/25/2068(1)(2)	91,420

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Mill City Mortgage Loan Trust
$ 50,807	2.75%, 01/25/2061(1)(2)	$52,094
81,224	3.25%, 10/25/2069(1)(2)	85,837
74,366	3.50%, 08/25/2058(1)(2)	78,982
	New Residential Advance Receivables Trust
100,000	2.33%, 10/15/2051(1)	100,147
110,000	2.43%, 10/15/2051(1)	109,462
	New Residential Mortgage Loan Trust
61,977	3.25%, 09/25/2056(1)(2)	65,256
71,382	3.50%, 12/25/2057(1)(2)	76,260
63,649	3.60%, 04/25/2049(1)(2)	64,933
52,676	3.68%, 01/25/2049(1)(2)	53,752
51,254	3.75%, 11/25/2056(1)(2)	54,640
70,199	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.05%, 06/25/2036(2)	61,369
39,268	Residential Accredit Loans, Inc. 0.42%, 08/25/2037, 1 mo. USD LIBOR + 0.250%(4)	35,236
32,598	Residential Asset Securitization Trust 5.50%, 06/25/2035	27,668
	Seasoned Credit Risk Transfer Trust
32,869	2.50%, 08/25/2059	34,833
9,644	3.50%, 10/25/2058	11,218
88,810	Towd Point Mortgage Trust 2.90%, 10/25/2059(1)(2)	94,038
82,020	Verus Securitization Trust 3.14%, 11/25/2059(1)(2)	84,634

		2,038,144

	Total Asset & Commercial Mortgage-Backed Securities (cost $4,961,544)	$4,922,901

Corporate Bonds - 6.4%
	Aerospace/Defense - 0.3%
	Boeing Co.
10,000	3.25%, 02/01/2035	9,352
160,000	5.04%, 05/01/2027	173,249
48,000	L3Harris Technologies, Inc. 4.40%, 06/15/2028	58,308
	Lockheed Martin Corp.
5,000	1.85%, 06/15/2030	5,287
10,000	3.80%, 03/01/2045	13,064
20,000	TransDigm, Inc. 6.25%, 03/15/2026(1)	21,100
25,000	United Technologies Corp. 4.45%, 11/16/2038	32,300

		312,660

	Agriculture - 0.1%
	Altria Group, Inc.
5,000	2.35%, 05/06/2025	5,319
10,000	3.40%, 05/06/2030	11,177
35,000	3.88%, 09/16/2046	37,883
5,000	4.80%, 02/14/2029	6,026
10,000	Archer-Daniels-Midland Co. 3.25%, 03/27/2030	11,674
20,000	Philip Morris International, Inc. 2.10%, 05/01/2030	21,183
55,000	Reynolds American, Inc. 4.85%, 09/15/2023	61,745

		155,007

	Auto Manufacturers - 0.1%
	General Motors Co.
5,000	6.13%, 10/01/2025	5,844
120,000	6.75%, 04/01/2046	144,733

		150,577

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Beverages - 0.2%
$ 93,000	Anheuser-Busch InBev Worldwide, Inc. 3.75%, 07/15/2042	$103,509
30,000	Constellation Brands, Inc. 3.60%, 02/15/2028	34,073
5,000	Keurig Dr Pepper, Inc. 3.20%, 05/01/2030	5,676
	PepsiCo, Inc.
50,000	1.63%, 05/01/2030	52,354
5,000	2.63%, 03/19/2027	5,574

		201,186

	Biotechnology - 0.1%
	Amgen, Inc.
10,000	1.90%, 02/21/2025	10,540
15,000	2.20%, 02/21/2027	16,009
45,000	2.30%, 02/25/2031	48,000
20,000	2.45%, 02/21/2030	21,562
20,000	2.65%, 05/11/2022	20,769
40,000	Gilead Sciences, Inc. 2.55%, 09/01/2020	40,068

		156,948

	Chemicals - 0.1%
	Air Products and Chemicals, Inc.
5,000	1.50%, 10/15/2025	5,225
5,000	1.85%, 05/15/2027	5,317
5,000	Dow Chemical Co. 4.80%, 05/15/2049	6,299
30,000	DuPont de Nemours, Inc. 4.21%, 11/15/2023	33,128
10,000	Nutrien Ltd. 3.95%, 05/13/2050	11,946
	Sherwin-Williams Co.
10,000	2.30%, 05/15/2030	10,604
5,000	2.95%, 08/15/2029	5,575
30,000	3.13%, 06/01/2024	32,568
10,000	3.30%, 05/15/2050	11,318
5,000	4.50%, 06/01/2047	6,701

		128,681

	Commercial Banks - 0.9%
	Bank of America Corp.
35,000	3.97%, 02/07/2030, (3.97% fixed rate until 02/07/2029; 3 mo. USD LIBOR + 1.210% thereafter)(6)	41,201
70,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(6)	90,915
	Bank of New York Mellon Corp.
5,000	1.95%, 08/23/2022	5,164
10,000	2.45%, 08/17/2026	10,973
20,000	2.66%, 05/16/2023, (2.66% fixed rate until 05/16/2022; 3 mo. USD LIBOR + 0.634% thereafter)(6)	20,789
	Citigroup, Inc.
25,000	3.20%, 10/21/2026	27,759
60,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(6)	70,372
20,000	Fifth Third Bancorp 2.38%, 01/28/2025	21,232
	Goldman Sachs Group, Inc.
95,000	3.50%, 01/23/2025	104,460
15,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.373% thereafter)(6)	18,272
	JP Morgan Chase & Co.
115,000	2.95%, 10/01/2026	127,814
10,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(6)	11,339

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 10,000	3.11%, 04/22/2051, (3.11% fixed rate until 04/22/2050; 3 mo. USD SOFR + 2.440% thereafter)(6)	$11,339
40,000	JPMorgan Chase & Co. 2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160% thereafter)(6)	42,322
20,000	KeyCorp. 2.55%, 10/01/2029	21,546
190,000	Morgan Stanley 2.72%, 07/22/2025, (2.72% fixed rate until 07/22/2024; 3 mo. USD SOFR + 1.152% thereafter)(6)	203,292
45,000	PNC Financial Services Group, Inc. 2.55%, 01/22/2030	49,801
35,000	Santander Holdings USA, Inc. 3.40%, 01/18/2023	36,649
	State Street Corp.
30,000	2.35%, 11/01/2025, (2.35% fixed rate until 11/01/2024; 3 mo. USD SOFR + 0.940% thereafter)(6)	32,174
10,000	2.90%, 03/30/2026, (2.90% fixed rate until 03/30/2025; 3 mo. USD SOFR + 2.600% thereafter)(1)(6)	10,920
	Wells Fargo & Co.
55,000	3.00%, 02/19/2025	59,732
50,000	3.00%, 10/23/2026	54,797
20,000	4.75%, 12/07/2046	26,217

		1,099,079

	Commercial Services - 0.0%
	Equifax, Inc.
5,000	2.60%, 12/15/2025	5,362
5,000	3.10%, 05/15/2030	5,551
10,000	ERAC USA Finance LLC 7.00%, 10/15/2037(1)	13,781
	Global Payments, Inc.
15,000	2.90%, 05/15/2030	16,456
10,000	3.20%, 08/15/2029	11,150

		52,300

	Construction Materials - 0.1%
	Carrier Global Corp.
40,000	2.24%, 02/15/2025(1)	41,783
10,000	2.70%, 02/15/2031(1)	10,542

		52,325

	Diversified Financial Services - 0.1%
	American Express Co.
12,000	3.63%, 12/05/2024	13,334
20,000	4.20%, 11/06/2025	23,520
30,000	BlackRock, Inc. 1.90%, 01/28/2031	31,830

		68,684

	Electric - 0.5%
5,000	Alabama Power Co. 4.15%, 08/15/2044	6,422
10,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	10,639
30,000	Commonwealth Edison Co. 2.55%, 06/15/2026	32,767
15,000	Dominion Energy South Carolina, Inc. 5.10%, 06/01/2065	24,111
35,000	Duke Energy Florida LLC 3.40%, 10/01/2046	42,800
15,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	18,102
5,000	Evergy, Inc. 2.45%, 09/15/2024	5,345
15,000	Exelon Corp. 2.45%, 04/15/2021	15,186

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	FirstEnergy Corp.
$ 5,000	1.60%, 01/15/2026	$4,926
5,000	2.25%, 09/01/2030	4,955
5,000	Fortis, Inc. 3.06%, 10/04/2026	5,481
55,000	Georgia Power Co. 2.10%, 07/30/2023	57,365
20,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	22,177
5,000	National Rural Utilities Cooperative Finance Corp. 3.40%, 02/07/2028	5,826
30,000	NextEra Energy Capital Holdings, Inc. 2.25%, 06/01/2030	32,346
30,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	36,075
15,000	Oncor Electric Delivery Co. LLC 2.95%, 04/01/2025	16,458
40,000	Pacific Gas and Electric Co. 2.50%, 02/01/2031	40,143
5,000	PacifiCorp 4.13%, 01/15/2049	6,758
	Puget Energy, Inc.
40,000	3.65%, 05/15/2025	42,724
15,000	4.10%, 06/15/2030(1)	16,828
5,000	Sempra Energy 4.00%, 02/01/2048	6,112
40,000	Sierra Pacific Power Co. 2.60%, 05/01/2026	43,602
	Southern California Edison Co.
20,000	2.25%, 06/01/2030	20,664
5,000	3.65%, 02/01/2050	5,801
15,000	4.13%, 03/01/2048	17,928
	Southern Co.
55,000	3.25%, 07/01/2026	62,460
20,000	3.70%, 04/30/2030	23,283
15,000	Xcel Energy, Inc. 3.50%, 12/01/2049	18,311

		645,595

	Electronics - 0.0%
30,000	Honeywell International, Inc. 1.95%, 06/01/2030	32,178

	Entertainment - 0.0%
15,000	GLP Capital L.P. / GLP Financing II, Inc. 5.30%, 01/15/2029	16,702

	Environmental Control - 0.0%
10,000	Waste Management, Inc. 4.15%, 07/15/2049	13,325

	Food - 0.1%
15,000	Conagra Brands, Inc. 4.85%, 11/01/2028	18,587
15,000	General Mills, Inc. 2.88%, 04/15/2030	16,813
20,000	Post Holdings, Inc. 4.63%, 04/15/2030(1)	21,050
	Sysco Corp.
10,000	5.95%, 04/01/2030	12,687
20,000	6.60%, 04/01/2040	27,877

		97,014

	Food Service - 0.0%
27,000	Aramark Services, Inc. 6.38%, 05/01/2025(1)	28,485

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Gas - 0.1%
$ 15,000	Dominion Energy Gas Holdings LLC 2.50%, 11/15/2024	$16,100
	NiSource, Inc.
15,000	3.49%, 05/15/2027	17,181
25,000	3.60%, 05/01/2030	29,391
25,000	Sempra Energy 3.40%, 02/01/2028	28,285

		90,957

	Healthcare-Products - 0.1%
10,000	Baxter International, Inc. 3.95%, 04/01/2030(1)	12,134
19,000	Becton Dickinson and Co. 3.36%, 06/06/2024	20,668
	Boston Scientific Corp.
10,000	1.90%, 06/01/2025	10,481
30,000	3.75%, 03/01/2026	34,550
17,000	Thermo Fisher Scientific, Inc. 2.95%, 09/19/2026	19,049
30,000	Zimmer Biomet Holdings, Inc. 3.05%, 01/15/2026	32,814

		129,696

	Healthcare-Services - 0.1%
35,000	Anthem, Inc. 2.88%, 09/15/2029	38,541
15,000	CommonSpirit Health 2.76%, 10/01/2024	15,708
10,000	Quest Diagnostics, Inc. 2.80%, 06/30/2031	10,967
	UnitedHealth Group, Inc.
15,000	2.00%, 05/15/2030	15,989
10,000	2.88%, 08/15/2029	11,413
10,000	3.50%, 08/15/2039	12,262
10,000	4.75%, 07/15/2045	14,347

		119,227

	Home Builders - 0.0%
20,000	Lennar Corp. 4.75%, 11/29/2027	22,850

	Household Products - 0.0%
5,000	Estee Lauder Cos., Inc. 2.60%, 04/15/2030	5,562

	Insurance - 0.2%
40,000	American International Group, Inc. 2.50%, 06/30/2025	42,770
21,000	Berkshire Hathaway Finance Corp. 4.20%, 08/15/2048	28,565
	Marsh & McLennan Cos., Inc.
73,000	3.88%, 03/15/2024	81,177
5,000	4.75%, 03/15/2039	7,018
3,000	Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070(1)	3,489
5,000	New York Life Insurance Co. 3.75%, 05/15/2050(1)	6,079
15,000	Progressive Corp. 3.20%, 03/26/2030	17,565
20,000	Willis North America, Inc. 2.95%, 09/15/2029	21,940

		208,603

	Internet - 0.1%
	Amazon.com, Inc.
30,000	1.50%, 06/03/2030	31,059
75,000	3.15%, 08/22/2027	86,713

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 20,000	Booking Holdings, Inc. 4.63%, 04/13/2030	$24,362

		142,134

	Iron/Steel - 0.0%
25,000	Vale Overseas Ltd. 3.75%, 07/08/2030	26,837

	IT Services - 0.2%
	Apple, Inc.
20,000	1.13%, 05/11/2025	20,553
55,000	2.20%, 09/11/2029	60,041
5,000	3.35%, 02/09/2027	5,765
100,000	International Business Machines Corp. 3.30%, 05/15/2026	113,770
10,000	Leidos, Inc. 3.63%, 05/15/2025(1)	11,047
20,000	Presidio Holdings, Inc. 8.25%, 02/01/2028(1)	20,800

		231,976

	Leisure Time - 0.0%
31,000	Carnival Corp. 11.50%, 04/01/2023(1)	33,712

	Lodging - 0.0%
35,000	Boyd Gaming Corp. 8.63%, 06/01/2025(1)	38,583

	Machinery - Construction & Mining - 0.0%
20,000	Caterpillar, Inc. 2.60%, 04/09/2030	22,369

	Machinery-Diversified - 0.1%
	John Deere Capital Corp.
5,000	1.20%, 04/06/2023	5,113
5,000	1.75%, 03/09/2027	5,274
55,000	Otis Worldwide Corp. 2.57%, 02/15/2030(1)	59,641
10,000	Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025	10,446

		80,474

	Media - 0.4%
	Charter Communications Operating LLC / Charter Communications Operating Capital
15,000	2.80%, 04/01/2031	15,738
10,000	5.13%, 07/01/2049	12,268
10,000	6.48%, 10/23/2045	13,959
	Comcast Corp.
25,000	1.95%, 01/15/2031	26,118
50,000	3.20%, 07/15/2036	58,251
10,000	3.40%, 07/15/2046	11,890
10,000	4.70%, 10/15/2048	14,332
5,000	4.75%, 03/01/2044	7,050
5,000	4.95%, 10/15/2058	7,679
	Cox Communications, Inc.
7,000	3.15%, 08/15/2024(1)	7,598
35,000	3.35%, 09/15/2026(1)	39,459
6,000	4.50%, 06/30/2043(1)	7,502
	Discovery Communications LLC
10,000	3.63%, 05/15/2030	11,096
40,000	3.95%, 03/20/2028	45,785
15,000	5.30%, 05/15/2049	19,397
65,000	Time Warner Cable LLC 4.50%, 09/15/2042	75,803
	ViacomCBS, Inc.
5,000	4.20%, 05/19/2032	5,762
20,000	4.25%, 09/01/2023	21,897
50,000	4.95%, 01/15/2031	60,151

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 20,000	Walt Disney Co. 2.65%, 01/13/2031	$21,755

		483,490

	Miscellaneous Manufacturing - 0.0%
5,000	3M Co. 3.05%, 04/15/2030	5,811
20,000	General Electric Co. 3.63%, 05/01/2030	20,245
19,000	Parker-Hannifin Corp. 2.70%, 06/14/2024	20,452

		46,508

	Oil & Gas - 0.4%
	BP Capital Markets America, Inc.
10,000	3.54%, 04/06/2027	11,350
10,000	3.63%, 04/06/2030	11,583
	Callon Petroleum Co.
90,000	6.25%, 04/15/2023	29,250
5,000	6.38%, 07/01/2026	1,550
10,000	Canadian Natural Resources Ltd. 6.50%, 02/15/2037	12,703
145,000	Centennial Resource Production LLC 5.38%, 01/15/2026(1)	64,887
5,000	Diamondback Energy, Inc. 4.75%, 05/31/2025	5,438
	Equinor ASA
10,000	3.63%, 04/06/2040	12,036
10,000	3.70%, 04/06/2050	12,332
	Exxon Mobil Corp.
25,000	4.23%, 03/19/2040	32,076
10,000	4.33%, 03/19/2050	13,420
5,000	Hess Corp. 7.30%, 08/15/2031	6,004
15,000	Marathon Petroleum Corp. 4.70%, 05/01/2025	17,043
80,000	Matador Resources Co. 5.88%, 09/15/2026	60,800
225,000	Nostrum Oil & Gas Finance B.V. 8.00%, 07/25/2022(7)	63,000
40,000	PDC Energy, Inc. 6.13%, 09/15/2024	40,486
5,000	Phillips 66 3.85%, 04/09/2025	5,607
25,000	Suncor Energy, Inc. 3.10%, 05/15/2025	27,152
85,000	Viper Energy Partners L.P. 5.38%, 11/01/2027(1)	89,275

		515,992

	Pharmaceuticals - 0.3%
	AbbVie, Inc.
50,000	2.95%, 11/21/2026(1)	55,169
5,000	4.55%, 03/15/2035(1)	6,373
5,000	Becton Dickinson and Co. 2.82%, 05/20/2030	5,494
	Bristol-Myers Squibb Co.
15,000	3.20%, 06/15/2026	17,037
10,000	3.40%, 07/26/2029	11,775
	Cigna Corp.
9,000	3.05%, 10/15/2027	10,045
15,000	3.75%, 07/15/2023	16,343
	CVS Health Corp.
5,000	3.00%, 08/15/2026	5,530
35,000	5.13%, 07/20/2045	47,611
35,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	39,964

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 25,000	Johnson & Johnson 2.45%, 03/01/2026	$27,705
20,000	McKesson Corp. 4.75%, 05/30/2029	24,707
26,000	Merck & Co., Inc. 3.40%, 03/07/2029	30,725
	Novartis Capital Corp.
35,000	2.00%, 02/14/2027	37,454
25,000	2.20%, 08/14/2030	27,237
	Pfizer, Inc.
15,000	1.70%, 05/28/2030	15,746
10,000	2.63%, 04/01/2030	11,310
12,000	Shire Acquisitions Investments Ireland DAC 2.88%, 09/23/2023	12,785
	Upjohn, Inc.
5,000	1.65%, 06/22/2025(1)	5,145
5,000	2.30%, 06/22/2027(1)	5,254

		413,409

	Pipelines - 0.4%
	Antero Midstream Partners L.P. / Antero Midstream Finance Corp.
50,000	5.38%, 09/15/2024	45,357
140,000	5.75%, 03/01/2027(1)	122,287
30,000	Energy Transfer Operating L.P. 4.95%, 06/15/2028	32,060
40,000	EnLink Midstream LLC 5.38%, 06/01/2029	31,968
60,000	EnLink Midstream Partners L.P. 4.85%, 07/15/2026	46,508
	MPLX L.P.
20,000	4.00%, 03/15/2028	21,790
15,000	4.13%, 03/01/2027	16,369
5,000	5.20%, 03/01/2047	5,639
5,000	5.20%, 12/01/2047	5,479
5,000	5.50%, 02/15/2049	5,991
	ONEOK, Inc.
5,000	4.00%, 07/13/2027	5,138
10,000	5.85%, 01/15/2026	11,386
15,000	Sabine Pass Liquefaction LLC 4.50%, 05/15/2030(1)	17,304
	Sunoco Logistics Partners Operations L.P.
10,000	5.30%, 04/01/2044	9,958
10,000	5.35%, 05/15/2045	9,813
15,000	Texas Eastern Transmission L.P. 2.80%, 10/15/2022(1)	15,337
	TransCanada PipeLines Ltd.
5,000	4.10%, 04/15/2030	5,905
25,000	4.75%, 05/15/2038	31,315

		439,604

	Real Estate Investment Trusts - 0.1%
15,000	American Tower Corp. 2.40%, 03/15/2025	16,051
5,000	Brixmor Operating Partnership L.P. 4.05%, 07/01/2030	5,264
10,000	Equinix, Inc. 2.15%, 07/15/2030	10,305
25,000	SBA Tower Trust 2.84%, 01/15/2025(1)	26,090
5,000	VEREIT Operating Partnership L.P. 3.40%, 01/15/2028	5,189
20,000	Welltower, Inc. 2.70%, 02/15/2027	21,233

		84,132

	Retail - 0.2%
	Alimentation Couche-Tard, Inc.

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 5,000	2.95%, 01/25/2030(1)	$5,377
5,000	3.80%, 01/25/2050(1)	5,530
15,000	AutoZone, Inc. 3.63%, 04/15/2025	16,884
20,000	Costco Wholesale Corp. 1.60%, 04/20/2030	20,702
	Home Depot, Inc.
10,000	3.35%, 09/15/2025	11,333
11,000	3.50%, 09/15/2056	14,074
10,000	Lowe’s Cos., Inc. 3.70%, 04/15/2046	11,859
	McDonald’s Corp.
15,000	3.35%, 04/01/2023	16,098
15,000	3.63%, 09/01/2049	17,796
7,000	3.70%, 02/15/2042	8,204
15,000	4.20%, 04/01/2050	19,164
15,000	Starbucks Corp. 3.80%, 08/15/2025	17,173
35,000	Yum! Brands, Inc. 7.75%, 04/01/2025(1)	39,287

		203,481

	Semiconductors - 0.3%
40,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	44,437
	Broadcom, Inc.
25,000	3.15%, 11/15/2025(1)	26,961
25,000	4.30%, 11/15/2032(1)	28,675
65,000	5.00%, 04/15/2030(1)	77,256
45,000	Intel Corp. 2.45%, 11/15/2029	49,675
10,000	Lam Research Corp. 1.90%, 06/15/2030	10,597
20,000	Microchip Technology, Inc. 2.67%, 09/01/2023(1)	20,705
20,000	NVIDIA Corp. 2.85%, 04/01/2030	22,398
30,000	NXP B.V. / NXP Funding LLC 4.88%, 03/01/2024(1)	33,750
	NXP B.V. / NXP Funding LLC / NXP USA, Inc.
5,000	3.15%, 05/01/2027(1)	5,444
10,000	4.30%, 06/18/2029(1)	11,657

		331,555

	Software - 0.2%
12,000	Dun & Bradstreet Corp. 10.25%, 02/15/2027(1)	13,625
	Fidelity National Information Services, Inc.
15,000	3.00%, 08/15/2026	16,813
12,000	3.75%, 05/21/2029	14,376
	Fiserv, Inc.
55,000	2.25%, 06/01/2027	58,908
25,000	3.20%, 07/01/2026	28,177
25,000	Microsoft Corp. 2.53%, 06/01/2050	27,443
20,000	MSCI, Inc. 3.88%, 02/15/2031(1)	21,725
	Oracle Corp.
25,000	2.65%, 07/15/2026	27,542
15,000	3.60%, 04/01/2050	17,951
20,000	3.80%, 11/15/2037	24,421

		250,981

	Telecommunications - 0.5%
	AT&T, Inc.
20,000	2.30%, 06/01/2027	21,183
10,000	2.95%, 07/15/2026	10,972

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 40,000	3.50%, 02/01/2061	$41,465
35,000	4.35%, 06/15/2045	41,437
10,000	4.50%, 03/09/2048	12,248
160,000	Nokia Oyj 6.63%, 05/15/2039	204,000
	T-Mobile USA, Inc.
45,000	1.50%, 02/15/2026(1)	45,634
30,000	3.50%, 04/15/2025(1)	33,082
35,000	3.88%, 04/15/2030(1)	40,084
10,000	4.50%, 04/15/2050(1)	12,484
	Verizon Communications, Inc.
5,000	3.15%, 03/22/2030	5,739
5,000	4.00%, 03/22/2050	6,654
65,000	4.13%, 08/15/2046	84,508
	Vodafone Group plc
5,000	4.25%, 09/17/2050	6,134
6,000	4.38%, 02/19/2043	7,330

		572,954

	Transportation - 0.1%
15,000	CSX Corp. 2.40%, 02/15/2030	16,143
	FedEx Corp.
5,000	3.30%, 03/15/2027	5,537
30,000	4.25%, 05/15/2030	35,999
5,000	Norfolk Southern Corp. 3.40%, 11/01/2049	6,000
12,000	Union Pacific Corp. 4.10%, 09/15/2067	15,592

		79,271

	Water - 0.0%
	American Water Capital Corp.
15,000	3.75%, 09/01/2028	17,968
10,000	4.15%, 06/01/2049	13,704

		31,672

	Total Corporate Bonds (cost $7,415,565)	$7,816,775

Foreign Government Obligations - 9.8%
	Australia - 0.3%
AUD 440,000	Australia Government Bond 3.00%, 03/21/2047(7)	404,691

	Canada - 0.6%
CAD 237,841	Canadian Government Bond 3.00%, 12/01/2036(8)	276,025
	Canadian Government Real Return Bond
134,028	4.00%, 12/01/2031(8)	153,833
356,387	4.25%, 12/01/2026(8)	351,947

		781,805

	Germany - 2.3%
	Deutsche Bundesrepublik Inflation Linked Bond
EUR 1,066,126	0.10%, 04/15/2026(7)(8)	1,357,778
1,021,327	0.50%, 04/15/2030(7)(8)	1,432,150

		2,789,928

	Greece - 0.2%
50,935,000	Hellenic Republic Government Bond 0.00%, 10/15/2042(2)	191,996

	Indonesia - 0.3%
IDR 4,436,000,000	Indonesia Treasury Bond 6.50%, 06/15/2025	310,915

	Israel - 0.2%
	Israel Government Bond - Fixed
ILS 430,000	1.00%, 03/31/2030	130,473

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
ILS 300,000	3.75%, 03/31/2047	$129,704

		260,177

	Italy - 0.1%
EUR 104,628	Italy Buoni Poliennali Del Tesoro 1.25%, 09/15/2032(1)(7)(8)	132,648

	Japan - 1.5%
JPY 11,150,000	Japan Government Thirty Year Bond 0.40%, 03/20/2050	101,749
186,466,617	Japanese Government CPI Linked Bond 0.10%, 03/10/2029(8)	1,756,597

		1,858,346

	Mexico - 0.6%
MXN 13,207,600	Mexican Bonos 8.00%, 11/07/2047	675,691

	New Zealand - 0.7%
	New Zealand Government Bond
NZD 810,000	1.50%, 05/15/2031	578,438
328,980	3.00%, 09/20/2030(7)(8)	283,810

		862,248

	Peru - 0.0%
$ 5,000	Peruvian Government International Bond 2.39%, 01/23/2026	5,315

	Russia - 1.2%
RUB 108,345,480	Russian Federal Inflation Linked Bond - OFZ 2.50%, 02/02/2028(8)	1,442,453

	South Korea - 1.5%
KRW 213,411,324	Inflation Linked Korea Treasury Bond 1.75%, 06/10/2028(8)	193,243
	Korea Treasury Bond
1,463,190,000	1.38%, 12/10/2029	1,234,894
493,150,000	1.88%, 06/10/2029	434,036

		1,862,173

	Spain - 0.2%
EUR 175,000	Spain Government Bond 2.70%, 10/31/2048(1)(7)	286,990

	Thailand - 0.1%
THB 3,379,630	Thailand Government Bond 1.25%, 03/12/2028(7)(8)	102,922

	Total Foreign Government Obligations (cost $11,894,901)	$11,968,298

Municipal Bonds - 0.7%
	Airport - 0.1%
	City of Austin, TX, Airport System Rev
$ 20,000	5.00%, 11/15/2032	25,516
30,000	5.00%, 11/15/2044	36,868
20,000	Greater Orlando, FL, Aviation Auth 5.00%, 10/01/2028	23,754
45,000	San Francisco California City & County Airport Comm-San Francisco International Airport 5.00%, 05/01/2050	54,770

		140,908

	Development - 0.1%
10,000	California State, GO Taxable 7.30%, 10/01/2039	17,023
45,000	New York Transportation Dev Corp. Rev 4.25%, 09/01/2035	49,379

		66,402

	General - 0.2%
5,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	7,192

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 100,000	County of Riverside, CA 2.86%, 02/15/2026	$106,006
80,000	Dist of Columbia 3.43%, 04/01/2042	83,329
5,000	Orange County, FL, Convention Center 5.00%, 10/01/2031	5,781
40,000	Philadelphia, PA, Auth for Industrial Dev 6.55%, 10/15/2028(9)	51,975

		254,283

	General Obligation - 0.1%
100,000	Commonwealth of Massachusetts, GO 2.51%, 07/01/2041	105,565

	Single Family Housing - 0.0%
10,000	Iowa Finance Auth 3.25%, 07/01/2050(9)(10)	11,066

	Transportation - 0.2%
	Broward County, FL, Port Facs Rev
10,000	5.00%, 09/01/2029	12,712
10,000	5.00%, 09/01/2033	12,401
	Metropolitan Transportation Auth, NY, Rev
15,000	5.00%, 11/15/2050	17,192
30,000	5.18%, 11/15/2049	35,156
15,000	New York State Thruway Auth Rev 2.90%, 01/01/2035	16,360
25,000	Port Auth of New York & New Jersey Rev 1.09%, 07/01/2023	25,318
	Port Auth of New York & New Jersey
30,000	4.00%, 03/15/2030	35,555
20,000	5.00%, 09/15/2033	24,657
	Port of Seattle, WA
20,000	5.00%, 10/01/2031	23,207
30,000	5.00%, 04/01/2039	36,738
20,000	Triborough Bridge & Tunnel Auth 5.00%, 11/15/2054	25,517

		264,813

	Water - 0.0%
5,000	Great Lakes, MI, Water Auth Sewage Disposal System Rev 3.06%, 07/01/2039	5,532

	Total Municipal Bonds (cost $798,482)	$848,569

U.S. Government Agencies - 5.3%
	FHLMC - 0.2%
$ 4,296,097	0.07%, 10/25/2026(2)(3)	$23,565
1,397,062	0.27%, 11/25/2023(2)(3)	10,606
744,354	0.61%, 03/25/2027(2)(3)	26,465
119,929	1.13%, 01/25/2030(2)(3)	10,879
20,773	1.50%, 10/15/2042	20,839
26,869	1.70%, 10/15/2039	27,276
14,495	2.00%, 07/15/2031	14,949
25,436	2.00%, 09/15/2031	26,198
45,539	2.50%, 12/15/2042	47,472

		208,249

	FNMA - 0.7%
$ 368,940	1.33%, 06/25/2034(2)(3)	$38,851
30,168	1.50%, 08/25/2041	30,694
48,775	1.50%, 06/25/2042	49,672
14,983	1.50%, 11/25/2042	15,069
25,699	1.70%, 06/25/2043	26,114
31,552	1.75%, 01/25/2040	31,926
22,944	2.00%, 06/25/2043	23,447
39,554	2.50%, 09/25/2049	41,552
20,360	2.50%, 03/25/2053	21,058
23,224	3.00%, 02/25/2049	24,635

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 86,219	3.50%, 04/25/2053	$88,851
71,608	3.50%, 08/25/2058	77,564
145,004	4.00%, 09/01/2048	153,662
191,681	4.00%, 08/01/2049	203,517
40,569	4.00%, 07/25/2053	42,561

		869,173

	GNMA - 1.2%
$ 40,719	1.50%, 04/16/2040	$41,235
26,560	1.70%, 10/20/2045	26,887
450,000	3.00%, 08/20/2050(11)	475,857
475,000	3.50%, 08/20/2050(11)	498,602
350,000	4.00%, 08/20/2050(11)	371,437

		1,414,018

	UMBS - 3.2%
$ 300,000	3.00%, 08/13/2050(11)	$317,356
175,000	2.00%, 08/17/2035(11)	182,081
200,000	2.50%, 08/17/2035(11)	209,929
100,000	2.50%, 09/17/2035(11)	104,826
1,150,000	2.50%, 08/13/2050(11)	1,208,219
200,000	3.00%, 08/17/2035(11)	209,898
200,000	3.00%, 09/14/2050(11)	211,103
450,000	3.50%, 08/13/2050(11)	474,539
300,000	3.50%, 09/14/2050(11)	316,498
250,000	4.00%, 08/13/2050(11)	265,586
200,000	4.50%, 08/13/2050(11)	215,023
200,000	4.50%, 09/14/2050(11)	215,148

		3,930,206

	Total U.S. Government Agencies (cost $6,387,801)	$6,421,646

U.S. Government Securities - 6.1%
	U.S. Treasury Securities - 6.1%
	U.S. Treasury Bonds - 2.6%
$ 371,753	0.88%, 02/15/2047(8)	$507,606
20,795	1.00%, 02/15/2048(8)	29,466
85,000	1.25%, 05/15/2050	86,119
81,000	3.13%, 02/15/2043(12)	114,045
420,000	3.13%, 08/15/2044(12)(13)	596,138
60,000	3.13%, 05/15/2048	87,804
640,000	3.63%, 08/15/2043(12)	970,025
540,000	3.75%, 11/15/2043(12)	833,941

		3,225,144

	U.S. Treasury Notes - 3.5%
1,687,680	0.63%, 04/15/2023(8)	1,767,304
1,524,698	0.63%, 01/15/2026(8)	1,677,411
71,079	0.88%, 01/15/2029(8)	82,808
90,000	1.50%, 02/15/2030	98,223
204,000	2.13%, 08/15/2021	208,191
345,000	2.13%, 05/15/2025	376,387
42,000	2.63%, 02/15/2029(12)	49,547

		4,259,871

	Total U.S. Government Securities (cost $6,526,103)	$7,485,015

Common Stocks - 30.4%
	Banks - 0.8%
11,281	Bank of Nova Scotia	463,875
5,306	PNC Financial Services Group, Inc.	565,991

		1,029,866

	Capital Goods - 2.8%
665	AGCO Corp.	43,644
16,580	Assa Abloy AB Class B	366,023
46,360	BAE Systems plc	297,117

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,118	Deere & Co.	$197,115
7,897	Fortive Corp.	554,290
8,656	Kubota Corp.	123,261
1,616	Lockheed Martin Corp.	612,416
3,125	Otis Worldwide Corp.	196,062
6,250	Raytheon Technologies Corp.	354,250
8,169	Vinci S.A.	703,066

		3,447,244

	Commercial & Professional Services - 0.3%
9,239	Experian plc	322,719

	Consumer Durables & Apparel - 0.6%
326	Berkeley Group Holdings plc	18,915
649	Kaufman & Broad S.A.	28,020
6,573	NIKE, Inc. Class B	641,590

		688,525

	Consumer Services - 1.2%
38,566	Compass Group plc	530,637
267	Hyatt Hotels Corp. Class A(14)	12,816
4,577	McDonald’s Corp.	889,220
2,768	Melia Hotels International S.A.*	10,247
80	Oriental Land Co., Ltd.	9,651
67	Vail Resorts, Inc.	12,866

		1,465,437

	Diversified Financials - 0.0%
524	Brookfield Asset Management, Inc. Class A	16,941

	Energy - 2.0%
44,900	Ascent Resources - Marcellus LLC Class A*(15)(16)	29,185
40,682	BP plc	147,330
1,540	Cabot Oil & Gas Corp.	28,798
1,092	Chevron Corp.	91,662
42,200	CNOOC Ltd.	44,542
622	Concho Resources, Inc.	32,680
2,037	ConocoPhillips	76,163
1,062	Diamondback Energy, Inc.	42,331
2,892	Enbridge, Inc.	92,560
5,034	Eni S.p.A.	44,842
944	EOG Resources, Inc.	44,226
3,607	Equinor ASA	54,080
1,331	Exxon Mobil Corp.	56,008
3,480	Galp Energia SGPS S.A.	36,438
7,969	Gazprom PJSC ADR	38,523
837	Hess Corp.	41,189
876	LUKOIL PJSC ADR	59,424
587	Lundin Petroleum AB	13,692
2,442	Marathon Petroleum Corp.	93,284
1,636	Noble Energy, Inc.	16,344
570	OMV AG*	18,002
1,711	Parex Resources, Inc.*	20,694
4,300	Petroleo Brasileiro S.A.	18,712
666	Pioneer Natural Resources Co.	64,549
2,764	Reliance Industries Ltd.	76,440
3,395	Repsol S.A.	26,772
7,895	Royal Dutch Shell plc Class A	115,390
2,684	Schlumberger Ltd.	48,688
1,670	TC Energy Corp.	76,116
4,689	Tenaris S.A.	27,529
18,786	Total S.A.	710,932
685	Valero Energy Corp.	38,518
985	Viper Energy Partners L.P.	10,185
2,724	Williams Cos., Inc.	52,110

		2,387,938

	Food, Beverage & Tobacco - 3.4%
4,175	Archer-Daniels-Midland Co.	178,815

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,206	Bunge Ltd.	$52,389
463	Cal-Maine Foods, Inc.*	20,347
11,531	Coca-Cola Co.	544,724
1,423	Darling Ingredients, Inc.*	39,744
15,166	Diageo plc	554,933
722	Fresh Del Monte Produce, Inc.	16,303
2,718	Glanbia plc	32,996
169,612	Golden Agri-Resources Ltd.	19,505
7,760	Heineken N.V.	751,747
585	Ingredion, Inc.	50,603
55,100	IOI Corp. Bhd	59,709
9,600	Kuala Lumpur Kepong Bhd	52,823
1,325	Lamb Weston Holdings, Inc.	79,606
5,625	Nestle S.A.	668,935
928	NH Foods Ltd.	40,787
4,175	PepsiCo., Inc.	574,730
2,150	Pilgrim’s Pride Corp.*	33,003
879	Prima Meat Packers Ltd.	23,483
195	Sanderson Farms, Inc.	21,742
4,217	Tate & Lyle plc	35,892
2,132	Tiger Brands Ltd.	21,993
1,750	Tyson Foods, Inc. Class A	107,537
44,955	Wilmar International Ltd.	151,957

		4,134,303

	Health Care Equipment & Services - 2.6%
5,779	Baxter International, Inc.	499,190
15,107	Koninklijke Philips N.V.*	780,592
7,250	Medtronic plc	699,480
3,799	Sysmex Corp.	292,130
3,079	UnitedHealth Group, Inc.	932,260

		3,203,652

	Household & Personal Products - 2.2%
11,205	Colgate-Palmolive Co.	865,026
6,279	Procter & Gamble Co.	823,303
9,418	Reckitt Benckiser Group plc	944,338

		2,632,667

	Insurance - 1.4%
78,456	AIA Group Ltd.	707,433
21,751	AXA S.A.(14)	436,405
4,668	Chubb Ltd.	593,956

		1,737,794

	Materials - 3.6%
139,898	Angang Steel Co., Ltd. Class H	39,244
8,176	Anglo American plc	197,925
60,210	Baoshan Iron & Steel Co., Ltd. Class A	42,463
34,038	BHP Group plc	736,018
7,362	BlueScope Steel Ltd.	58,877
2,699	Boliden AB	73,705
1,760	CF Industries Holdings, Inc.	55,141
71,718	China Hongqiao Group Ltd.	41,190
5,006	Corteva, Inc.*	142,971
34,008	Eregli Demir ve Celik Fabrikalari T.A.S.	37,154
13,070	Evraz plc	48,398
1,008	FMC Corp.	106,898
10,432	Fortescue Metals Group Ltd.	129,849
60,263	Hunan Valin Steel Co., Ltd. Class A	38,676
11,456	Israel Chemicals Ltd.	35,759
25,766	Jiangsu Shagang Co., Ltd. Class A	40,032
147	Korea Zinc Co., Ltd.	51,116
1,489	Kumba Iron Ore Ltd.	48,151
3,085	Linde plc	756,164
142,773	Maanshan Iron & Steel Co., Ltd. Class H	38,506
6,462	Magnitogorsk Iron & Steel Works PJSC GDR	45,037

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,859	Maruichi Steel Tube Ltd.	$44,380
4,967	MMC Norilsk Nickel PJSC ADR	129,747
3,117	Mosaic Co.	41,986
2,635	Novolipetsk Steel PJSC GDR	51,034
5,601	Nufarm Ltd.*	16,030
4,180	Nutrien Ltd.	136,124
122,600	Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A*	38,694
3,272	PhosAgro PJSC GDR	38,666
599	POSCO	96,660
9,564	Rio Tinto plc	582,182
38,704	Sansteel Minguang Co., Ltd. Fujian Class A	39,528
4,294	Severstal PAO GDR	52,294
77,418	Shanxi Taigang Stainless Steel Co., Ltd. Class A	39,391
50,048	South32 Ltd.	73,483
2,555	Steel Dynamics, Inc.	70,033
35,762	Vedanta Ltd.	54,669
2,425	Yara International ASA	102,296

		4,370,471

	Pharmaceuticals, Biotechnology & Life Sciences - 2.7%
9,023	AstraZeneca plc ADR	503,303
624	Genus plc	27,848
6,126	Johnson & Johnson	892,926
5,969	Merck & Co., Inc.	478,952
8,243	Novartis AG	678,953
1,966	Roche Holding AG	680,937

		3,262,919

	Real Estate - 1.6%
269	Agree Realty Corp. REIT	18,015
313	Alexandria Real Estate Equities, Inc. REIT	55,573
806	American Homes 4 Rent Class A, REIT	23,374
1,366	American Tower Corp. REIT	357,059
432	Americold Realty Trust REIT	17,431
17,100	Ayala Land, Inc.	11,597
180	Boston Properties, Inc. REIT	16,036
2,690	Brixmor Property Group, Inc. REIT	30,962
258	Camden Property Trust REIT	23,429
530	Catena AB	21,791
2,900	City Developments Ltd.	17,367
4,200	CK Asset Holdings Ltd.	23,321
410	Derwent London plc REIT	15,425
944	Douglas Emmett, Inc. REIT	27,508
78	Equinix, Inc. REIT	61,268
723	Fastighets AB Balder Class B*	29,942
2,642	Goodman Group REIT	32,123
5,257	Grainger plc	19,936
1,425	Healthpeak Properties, Inc. REIT	38,888
25	Ichigo Office REIT Investment Corp. REIT	16,313
1,463	Independence Realty Trust, Inc. REIT	16,825
500	Katitas Co., Ltd.	11,438
1,201	Kojamo Oyj	29,851
4,300	Link REIT	33,364
5,900	Mapletree Industrial Trust REIT	14,106
2,000	Mitsui Fudosan Co., Ltd. REIT	31,268
3,750	New World Development Co., Ltd.	18,310
5	Nippon Accommodations Fund, Inc. REIT	32,265
739	Prologis, Inc. REIT	77,905
2,915	Public Storage REIT	582,650
628	Rexford Industrial Realty, Inc. REIT	29,472
1,201	Safestore Holdings plc REIT	12,073
6,600	Shimao Group Holdings Ltd.	28,006
283	Sun Communities, Inc. REIT	42,430
1,800	Tokyo Tatemono Co., Ltd.	19,238
399	UDR, Inc. REIT	14,444
1,240	VICI Properties, Inc. REIT	26,921
887	Vonovia SE	57,332

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 48	WP Carey, Inc. REIT	$3,426
447	Xenia Hotels & Resorts, Inc. REIT	3,558

		1,942,240

	Retailing - 0.4%
7,290	TJX Cos., Inc.	379,007
803	Tractor Supply Co.	114,620

		493,627

	Software & Services - 2.4%
2,716	Accenture plc Class A	610,503
2,652	Automatic Data Processing, Inc.	352,477
5,856	Capgemini SE	759,490
3,963	Microsoft Corp.	812,455
2,130	Visa, Inc. Class A	405,552

		2,940,477

	Telecommunication Services - 0.5%
695	Cellnex Telecom S.A.(1)	43,739
18,817	KDDI Corp.	598,333

		642,072

	Transportation - 1.1%
8,236	Canadian National Railway Co.	804,508
3,525	United Parcel Service, Inc. Class B	503,229

		1,307,737

	Utilities - 0.8%
647	Avangrid, Inc.	32,214
501	Duke Energy Corp.	42,455
219	Edison International	12,192
3,492	Enel S.p.A.	31,989
3,588	Engie S.A.*	47,796
1,450	ENN Energy Holdings Ltd.	17,576
1,390	Exelon Corp.	53,668
836	FirstEnergy Corp.	24,244
3,590	Iberdrola S.A.	46,402
83	Iberdrola S.A.	1,068
54,542	National Grid plc	639,880
11,388	Power Grid Corp. of India Ltd.	27,101

		976,585

	Total Common Stocks (cost $32,645,175)	$37,003,214

Convertible Bonds - 0.2%
	Airlines - 0.0%
10,000	Southwest Airlines Co. 1.25%, 05/01/2025	11,592

	Commercial Services - 0.0%
5,000	FTI Consulting, Inc. 2.00%, 08/15/2023	6,620
10,000	Square, Inc. 0.13%, 03/01/2025(1)	13,252

		19,872

	Entertainment - 0.0%
5,000	Penn National Gaming, Inc. 2.75%, 05/15/2026	8,253

	Healthcare-Products - 0.0%
10,000	NuVasive, Inc. 0.38%, 03/15/2025(1)	9,332

	Internet - 0.0%
5,000	Etsy, Inc. 0.13%, 10/01/2026(1)	7,577
3,000	Proofpoint, Inc. 0.25%, 08/15/2024(1)	3,081

		10,658

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Oil & Gas - 0.1%
$ 45,000	Oasis Petroleum, Inc. 2.63%, 09/15/2023	$5,175
85,000	PDC Energy, Inc. 1.13%, 09/15/2021	80,766
10,000	Pioneer Natural Resources Co. 0.25%, 05/15/2025(1)	11,820

		97,761

	Oil & Gas Services - 0.1%
EUR 100,000	Fugro N.V. 4.00%, 10/26/2021(7)	92,669

	Software - 0.0%
$ 5,000	Bandwidth, Inc. 0.25%, 03/01/2026(1)	8,424
5,000	Health Catalyst, Inc. 2.50%, 04/15/2025(1)	6,669
5,000	Splunk, Inc. 1.13%, 06/15/2027(1)	5,659
5,000	Workday, Inc. 0.25%, 10/01/2022	6,723

		27,475

	Total Convertible Bonds (cost $324,829)	$277,612

Exchange-Traded Funds - 0.1%
	Other Investment Pools & Funds - 0.1%
3,603	VanEck Vectors Gold Miners ETF	154,713

	Total Exchange-Traded Funds (cost $152,650)	$154,713

Rights - 0.0%
	Engineering & Construction - 0.0%
703	Cellnex Telecom S.A.*	2,940

	Total Rights (cost $—)	$2,940

Preferred Stocks - 0.0%
	Materials - 0.0%
1,156	Sociedad Quimica y Minera de Chile S.A. Series B	35,196

	Total Preferred Stocks (cost $25,997)	$35,196

Convertible Preferred Stocks - 0.1%
	Consumer Services - 0.1%
655	Airbnb, Inc. Series E*(15)(16)(17)	49,682

	Health Care Equipment & Services - 0.0%
100	Becton Dickinson and Co. Series B, 6.00%	6,030

	Total Convertible Preferred Stocks (cost $66,157)	$55,712

Warrants - 0.0%
	Energy - 0.0%
11,625	Ascent Resources - Marcellus LLC Expires 3/30/2023*(15)(16)	58

	Total Warrants (cost $930)	$58

Affiliated Investment Companies - 18.0%
	Domestic Equity Funds - 4.7%
183,012	Hartford Multifactor US Equity ETF	5,696,852

	Total Domestic Equity Funds (cost $5,812,080)	$5,696,852

	International/Global Equity Funds - 7.1%
231,990	Hartford Multifactor Developed Markets (ex-US) ETF	5,815,990

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount	Market Value†

$ 140,744	Hartford Multifactor Emerging Markets ETF		$2,834,021

	Total International/Global Equity Funds (cost $9,240,868)		$8,650,011

	Taxable Fixed Income Funds - 6.2%
706,078	The Hartford World Bond Fund, Class F		7,526,788

	Total Taxable Fixed Income Funds (cost $7,594,746)		$7,526,788

	Total Affiliated Investment Companies (cost $22,647,694)		$21,873,651

	Total Long-Term Investments (cost $93,847,828)		$98,866,300

Short-Term Investments - 11.6%
	Repurchase Agreements - 11.5%
13,967,088	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2020 at 0.07%, due on 08/03/2020 with a maturity value of $13,967,169; collateralized by U.S. Treasury Note at 2.875%, maturing 11/30/2025, with a market value of $14,246,456		13,967,088

	Securities Lending Collateral - 0.1%
6,747	Citibank NA DDCA, 0.09%, 8/3/2020(18)		6,747
7,874	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(18)		7,874
120,325	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.13%(18)		120,325

			134,946

	Total Short-Term Investments (cost $14,102,034)		$14,102,034

	Total Investments Excluding Purchased Options (cost $107,949,862)	92.7%	$112,968,334
	Total Purchased Options (cost $689,078)	0.4%	$481,363

	Total Investments (cost $108,638,940)	93.1%	$113,449,697
	Other Assets and Liabilities	6.9%	8,367,774

	Total Net Assets	100.0%	$121,817,471

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $4,974,209, representing 4.1% of net assets.

(2)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Securities disclosed are interest-only strips.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2020. Base lending rates may be subject to a floor or cap.

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $4,156,658, representing 3.4% of net assets.

(8)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(9)

Principal and interest payments are insured against loss by a financial guaranty assurance agency. At July 31, 2020, the aggregate value of these securities was $63,041, representing 0.1% of net assets.

(10)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $11,045 at July 31, 2020.
(11)	Represents or includes a TBA transaction.
(12)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2020, the market value of securities pledged was $1,648,663.
(13)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2020, the market value of securities pledged was $47,549,063.
(14)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(15)	Investment valued using significant unobservable inputs.
(16)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2020, the aggregate fair value of these securities was $78,925, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(17)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $49,682 or 0.0% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
06/2015	Airbnb, Inc. Series E Convertible Preferred	655	$ 60,977	$ 49,682
(18)	Current yield as of period end.

OTC Option Contracts Outstanding at July 31, 2020
Description	Counter- party	Exercise Price/FX Rate/Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
S&P 500 Index Option		2,800.00 USD	06/18/21	6	USD 600	$94,740	$126,731	$(31,991)

Total purchased OTC option contracts						$94,740	$126,731	$(31,991)

OTC Swaption Contracts Outstanding at July 31, 2020

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57	BOA	1.70%	Pay	11/23/20	USD	115,000	115,000	$17	$2,880	$(2,863)

Total purchased OTC swaption contracts								$17	$2,880	$(2,863)

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

OTC Swaption Contracts Outstanding at July 31, 2020

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount	Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts:
Calls
CDX.NA.IG.34	GSC	72.50%	Pay	08/19/20	USD (880,000)	880,000	$(2,002)	$(2,024)	$22
CDX.NA.IG.34	MSC	70.00%	Pay	08/19/20	USD (500,000)	500,000	(768)	(875)	107
CDX.NA.IG.34	GSC	70.00%	Pay	08/19/20	USD (380,000)	380,000	(584)	(665)	81

Total Calls							$(3,354)	$(3,564)	$210

Written swaption contracts:
Puts
CDX.NA.IG.34	GSC	72.50%	Pay	08/19/20	USD (880,000)	880,000	$(1,066)	$(2,552)	$1,486
CDX.NA.IG.34	MSC	70.00%	Pay	08/19/20	USD (500,000)	500,000	(835)	(1,250)	415
CDX.NA.IG.34	GSC	70.00%	Pay	08/19/20	USD (380,000)	380,000	(635)	(912)	277

Total Puts							$(2,536)	$(4,714)	$2,178

Total written OTC swaption contracts							$(5,890)	$(8,278)	$2,388

Exchange-Traded Option Contracts Outstanding at July 31, 2020

Description	Exercise Price/FX Rate/ Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
S&P 500 Index Option	2,875.00 USD	12/18/20	9	USD	2,587,500	$95,049	$94,629	$420
iShares MSCI Emerging Markets Option	40.00 USD	12/18/20	152	USD	608,000	26,296	26,954	(658)
iShares MSCI EAFE ETF Option	62.00 USD	12/18/20	238	USD	1,475,600	85,680	43,394	42,286
S&P 500 Index Option	2,525.00 USD	03/19/21	9	USD	2,272,500	69,525	193,007	(123,482)
iShares MSCI Emerging Markets Option	32.00 USD	03/19/21	152	USD	486,400	11,400	38,690	(27,290)
iShares MSCI EAFE ETF Option	50.00 USD	03/19/21	238	USD	1,190,000	31,178	80,995	(49,817)
iShares MSCI Emerging Markets Option	36.00 USD	06/18/21	103	USD	370,800	18,180	27,323	(9,143)
iShares MSCI EAFE ETF Option	56.00 USD	06/18/21	157	USD	879,200	49,298	54,475	(5,177)

Total Puts						$386,606	$559,467	$(172,861)

Total purchased exchange-traded option contracts						$386,606	$559,467	$(172,861)

Futures Contracts Outstanding at July 31, 2020

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	61	09/30/20	$13,480,047	$2,377
U.S. Treasury 10-Year Note Future	11	09/21/20	1,540,859	152

Total				$2,529

Short position contracts:
U.S. Treasury 5-Year Note Future	44	09/30/20	$5,549,500	$(32,628)

Total futures contracts				$(30,099)

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at July 31, 2020
Reference Entity	Counter- party	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
PrimeX.ARM.2 (15)	MSC	USD 95,883	(4.58%)	12/25/37	Monthly	$—	$(202)	$(459)	$(257)

Sell protection:
PrimeX.ARM.2 (15)	JPM	USD 95,883	4.58%	12/25/37	Monthly	$3,210	$—	$1,215	$(1,995)

Total OTC credit default swap contracts						$3,210	$(202)	$756	$(2,252)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Bond Forward Contracts Outstanding at July 31, 2020
Counterparty	Reference Obligation	Notional Amount	Expiration Date	Unrealized Appreciation/ (Depreciation)
BOA	U.S. Treasury Bonds, 0.38%, 07/15/2025	USD 15,390,504	08/29/20	$51,700

Foreign Currency Contracts Outstanding at July 31, 2020
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,193,000	AUD	850,685	USD	GSC	08/31/20	$ 1,761	$ —
350,000	AUD	249,644	USD	SCB	08/31/20	445	—
881,000	AUD	632,108	USD	BNP	08/31/20	—	(2,598)
1,275,000	BRL	232,779	USD	MSC	08/04/20	11,593	—
719,000	BRL	132,364	USD	JPM	08/04/20	5,443	—
319,000	BRL	61,307	USD	CBK	08/04/20	—	(166)
400,000	BRL	76,874	USD	GSC	08/04/20	—	(208)
1,275,000	BRL	245,037	USD	BOA	08/04/20	—	(665)
319,000	BRL	61,775	USD	CBK	08/31/20	—	(707)
748,000	BRL	144,402	USD	MSC	08/31/20	—	(1,209)
994,000	CAD	739,502	USD	GSC	08/31/20	2,643	—
974,000	CAD	728,295	USD	JPM	08/31/20	—	(1,082)
419,000	CHF	459,846	USD	GSC	08/31/20	—	(1,291)
520,143,000	CLP	690,422	USD	GSC	08/31/20	—	(3,116)
1,632,890,000	COP	434,512	USD	GSC	08/31/20	1,852	—
10,268,000	CZK	458,324	USD	MSC	08/31/20	2,596	—
688,000	EUR	804,464	USD	JPM	08/31/20	6,496	—
3,130,000	EUR	3,693,722	USD	GSC	08/31/20	—	(4,326)
463,000	GBP	593,429	USD	TDB	08/28/20	12,733	—
546,000	GBP	712,105	USD	GSC	08/28/20	2,721	—
40,312,000	HUF	136,615	USD	BCLY	08/31/20	1,230	—
10,792,810,000	IDR	730,478	USD	GSC	08/31/20	6,527	—
2,552,000	ILS	749,063	USD	GSC	08/31/20	797	—
10,323,000	INR	137,695	USD	JPM	08/31/20	—	(119)
178,528,000	JPY	1,693,587	USD	JPM	08/31/20	—	(6,489)
251,699,000	JPY	2,397,201	USD	GSC	08/31/20	—	(18,634)
2,167,050,000	KRW	1,812,824	USD	GSC	08/31/20	6,163	—
689,823,000	KRW	573,729	USD	BNP	08/31/20	5,297	—
1,600,000	MXN	72,434	USD	CBK	08/31/20	—	(828)
16,064,000	MXN	721,629	USD	GSC	08/31/20	—	(2,705)
1,200,000	NOK	131,155	USD	GSC	08/31/20	706	—
4,066,000	NOK	446,683	USD	MSC	08/31/20	107	—
1,276,000	NZD	847,163	USD	GSC	08/31/20	—	(882)
375,000	NZD	250,648	USD	CBK	08/31/20	—	(1,937)
19,558,000	PHP	395,111	USD	JPM	08/28/20	2,227	—
577,000	PLN	153,888	USD	CBK	08/31/20	203	—
1,176,000	PLN	314,394	USD	GSC	08/31/20	—	(337)

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
161,566,000	RUB	2,194,541	USD	GSC	08/31/20	$ —	$ (25,054)
4,029,000	SEK	458,786	USD	BOA	08/31/20	233	—
1,009,000	SGD	730,980	USD	CBK	08/31/20	3,410	—
11,107,000	THB	353,559	USD	GSC	08/31/20	2,594	—
2,925,000	TRY	409,532	USD	GSC	08/31/20	—	(1,990)
1,107,086	USD	1,543,000	AUD	BNP	08/31/20	4,551	—
4,993	USD	7,000	AUD	SCB	08/31/20	—	(9)
623,209	USD	874,000	AUD	GSC	08/31/20	—	(1,299)
246,329	USD	1,275,000	BRL	BOA	08/04/20	1,957	—
61,834	USD	319,000	BRL	CBK	08/04/20	693	—
245,037	USD	1,275,000	BRL	MSC	08/04/20	665	—
138,182	USD	719,000	BRL	JPM	08/04/20	376	—
74,373	USD	400,000	BRL	GSC	08/04/20	—	(2,293)
205,718	USD	1,067,000	BRL	GSC	08/31/20	1,457	—
743,250	USD	994,000	CAD	JPM	08/31/20	1,104	—
724,623	USD	974,000	CAD	GSC	08/31/20	—	(2,590)
457,257	USD	419,000	CHF	JPM	08/31/20	—	(1,298)
674,634	USD	520,143,000	CLP	BCLY	08/31/20	—	(12,672)
442,416	USD	1,632,890,000	COP	BNP	08/31/20	6,051	—
443,400	USD	9,876,000	CZK	GSC	08/31/20	77	—
17,583	USD	392,000	CZK	BOA	08/31/20	—	(13)
811,911	USD	688,000	EUR	GSC	08/31/20	951	—
9,639,536	USD	8,244,000	EUR	JPM	08/31/20	—	(77,837)
603,854	USD	463,000	GBP	GSC	08/28/20	—	(2,308)
4,416,752	USD	3,446,000	GBP	TDB	08/28/20	—	(94,769)
137,826	USD	40,312,000	HUF	GSC	08/31/20	—	(19)
737,919	USD	10,792,810,000	IDR	BCLY	08/31/20	914	—
748,343	USD	2,552,000	ILS	MSC	08/31/20	—	(1,517)
137,406	USD	10,323,000	INR	JPM	08/31/20	—	(170)
7,388,727	USD	778,876,000	JPY	JPM	08/31/20	28,314	—
1,700,315	USD	178,528,000	JPY	GSC	08/31/20	13,217	—
131,186	USD	13,823,000	JPY	MSC	08/31/20	558	—
124,921	USD	149,330,000	KRW	GSC	08/31/20	—	(424)
451,804	USD	540,493,000	KRW	JPM	08/31/20	—	(1,877)
1,802,345	USD	2,167,050,000	KRW	BNP	08/31/20	—	(16,642)
798,687	USD	17,664,000	MXN	CBK	08/31/20	8,157	—
131,830	USD	1,200,000	NOK	MSC	08/31/20	—	(31)
444,395	USD	4,066,000	NOK	GSC	08/31/20	—	(2,395)
852,871	USD	1,276,000	NZD	CBK	08/31/20	6,590	—
248,961	USD	375,000	NZD	GSC	08/31/20	250	—
397,601	USD	19,558,000	PHP	GSC	08/28/20	263	—
465,901	USD	1,753,000	PLN	MSC	08/31/20	—	(2,247)
2,242,226	USD	161,566,000	RUB	GSC	08/31/20	72,739	—
442,676	USD	3,875,000	SEK	GSC	08/31/20	1,202	—
17,609	USD	154,000	SEK	BOA	08/31/20	64	—
732,951	USD	1,009,000	SGD	GSC	08/31/20	—	(1,439)
352,413	USD	11,107,000	THB	JPM	08/31/20	—	(3,740)
423,269	USD	2,925,000	TRY	GSC	08/31/20	15,727	—
197,709	USD	3,349,000	ZAR	GSC	08/31/20	2,450	—
598,000	ZAR	36,247	USD	GSC	08/31/20	—	(1,381)
2,751,000	ZAR	163,773	USD	CBK	08/31/20	—	(3,380)
Total Foreign Currency Contracts						$246,104	$(304,693)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

SCB	Standard Chartered Bank
TDB	Toronto-Dominion Bank

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CDX.NA.IG	Credit Derivatives North American Investment Grade
CPI	Consumer Price Index
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
MTA	Monthly Treasury Average Index
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
S&P	Standard & Poor’s
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets

Other Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PAC	Planned Amortization Class
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

Municipal Abbreviations:
Auth	Authority
Dev	Development

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Dist	District
Facs	Facilities
GO	General Obligation
PA	Port Authority
Rev	Revenue

Hartford AARP Balanced Retirement Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$4,922,901	$—	$4,922,901	$—
Corporate Bonds	7,816,775	—	7,816,775	—
Foreign Government Obligations	11,968,298	—	11,968,298	—
Municipal Bonds	848,569	—	848,569	—
U.S. Government Agencies	6,421,646	—	6,421,646	—
U.S. Government Securities	7,485,015	—	7,485,015	—
Common Stocks
Banks	1,029,866	1,029,866	—	—
Capital Goods	3,447,244	1,957,777	1,489,467	—
Commercial & Professional Services	322,719	—	322,719	—
Consumer Durables & Apparel	688,525	641,590	46,935	—
Consumer Services	1,465,437	914,902	550,535	—
Diversified Financials	16,941	16,941	—	—
Energy	2,387,938	972,346	1,386,407	29,185
Food, Beverage & Tobacco	4,134,303	2,493,283	1,641,020	—
Health Care Equipment & Services	3,203,652	2,130,930	1,072,722	—
Household & Personal Products	2,632,667	1,688,329	944,338	—
Insurance	1,737,794	593,956	1,143,838	—
Materials	4,370,471	1,520,598	2,849,873	—
Pharmaceuticals, Biotechnology & Life Sciences	3,262,919	1,875,181	1,387,738	—
Real Estate	1,942,240	1,518,816	423,424	—
Retailing	493,627	493,627	—	—
Software & Services	2,940,477	2,180,987	759,490	—
Telecommunication Services	642,072	—	642,072	—
Transportation	1,307,737	1,307,737	—	—
Utilities	976,585	164,773	811,812	—
Convertible Bonds	277,612	—	277,612	—
Exchange-Traded Funds	154,713	154,713	—	—
Rights	2,940	2,940	—	—
Preferred Stocks	35,196	35,196	—	—
Convertible Preferred Stocks	55,712	6,030	—	49,682
Warrants	58	—	—	58
Affiliated Investment Companies	21,873,651	21,873,651	—	—
Short-Term Investments	14,102,034	134,946	13,967,088	—
Purchased Options	481,363	481,346	17	—
Bond Forward Contracts(2)	51,700	—	51,700	—
Foreign Currency Contracts(2)	246,104	—	246,104	—
Futures Contracts(2)	2,529	2,529	—	—

Total	$113,750,030	$44,192,990	$69,478,115	$78,925

Liabilities
Foreign Currency Contracts(2)	$(304,693)	$—	$(304,693)	$—
Futures Contracts(2)	(32,628)	(32,628)	—	—
Swaps - Credit Default(2)	(2,252)	—	—	(2,252)
Written Options	(5,890)	—	(5,890)	—

Total	$(345,463)	$(32,628)	$(310,583)	$(2,252)

(1)

For the period ended July 31, 2020, investments valued at $ 146,982 were transferred out of Level 3 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable input and there were no transfers in to Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended July 31, 2020 is not presented.

The Hartford Balanced Income Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 43.2%
	Automobiles & Components - 0.3%
$ 391,514	Cie Generale des Etablissements Michelin SCA	$40,547,571

	Banks - 3.4%
7,334,680	Bank of America Corp.	182,486,838
1,385,668	JP Morgan Chase & Co.	133,910,956
207,665	M&T Bank Corp.	22,002,107
553,843	PNC Financial Services Group, Inc.	59,078,433
1,924,057	Truist Financial Corp.	72,075,175

		469,553,509

	Capital Goods - 5.2%
91,053	3M Co.	13,700,745
849,845	Caterpillar, Inc.	112,927,404
1,500,903	Eaton Corp. plc	139,779,096
1,059,308	Emerson Electric Co.	65,687,689
669,647	General Dynamics Corp.	98,264,001
284,500	Honeywell International, Inc.	42,495,765
393,329	Lockheed Martin Corp.	149,059,891
928,082	Raytheon Technologies Corp.	52,603,688
479,952	Vinci S.A.	41,307,101

		715,825,380

	Consumer Durables & Apparel - 0.4%
959,100	VF Corp.	57,891,276

	Consumer Services - 0.6%
397,077	McDonald’s Corp.	77,144,120

	Diversified Financials - 1.3%
204,759	BlackRock, Inc.	117,738,472
1,049,371	Blackstone Group, Inc. Class A	55,910,487

		173,648,959

	Energy - 1.8%
501,595	Chevron Corp.	42,103,884
795,173	ConocoPhillips	29,731,518
3,355,781	Kinder Morgan, Inc.	47,316,512
914,374	Phillips 66	56,709,476
1,678,895	TC Energy Corp.	76,521,363

		252,382,753

	Food, Beverage & Tobacco - 4.1%
2,237,024	Archer-Daniels-Midland Co.	95,811,738
1,678,203	Coca-Cola Co.	79,278,310
918,744	Kellogg Co.	63,384,148
1,651,631	Mondelez International, Inc. Class A	91,649,004
568,556	PepsiCo., Inc.	78,267,419
2,012,542	Philip Morris International, Inc.	154,583,351

		562,973,970

	Health Care Equipment & Services - 1.9%
1,506,380	CVS Health Corp.	94,811,557
1,728,443	Medtronic plc	166,760,181

		261,571,738

	Household & Personal Products - 1.5%
1,026,869	Procter & Gamble Co.	134,643,063
1,134,984	Unilever N.V.	66,998,106

		201,641,169

	Insurance - 3.2%
845,624	Chubb Ltd.	107,597,198
3,207,432	MetLife, Inc.	121,401,301
1,784,679	Progressive Corp.	161,227,901
397,177	Travelers Cos., Inc.	45,444,992

		435,671,392

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Materials - 0.1%
$ 190,734	LyondellBasell Industries N.V. Class A	$11,924,690

	Media & Entertainment - 1.3%
4,320,165	Comcast Corp. Class A	184,903,062

	Pharmaceuticals, Biotechnology & Life Sciences - 5.7%
1,532,784	AstraZeneca plc ADR	85,498,691
473,620	Bristol-Myers Squibb Co.	27,782,549
288,910	Eli Lilly and Co.	43,420,284
1,446,332	Johnson & Johnson	210,817,352
920,426	Merck & Co., Inc.	73,854,982
814,096	Novartis AG	67,054,829
5,633,545	Pfizer, Inc.	216,778,812
614,623	Sanofi	64,533,637

		789,741,136

	Real Estate - 1.4%
1,120,160	Crown Castle International Corp. REIT	186,730,672

	Retailing - 0.7%
371,967	Home Depot, Inc.	98,753,519

	Semiconductors & Semiconductor Equipment - 1.2%
120,731	Analog Devices, Inc.	13,865,955
1,793,529	Intel Corp.	85,605,139
495,488	Texas Instruments, Inc.	63,199,495

		162,670,589

	Software & Services - 0.4%
403,141	Automatic Data Processing, Inc.	53,581,470

	Technology Hardware & Equipment - 2.3%
4,277,063	Cisco Systems, Inc.	201,449,667
3,776,388	Corning, Inc.	117,068,028

		318,517,695

	Telecommunication Services - 1.5%
549,095	BCE, Inc.	23,022,267
3,127,133	Verizon Communications, Inc.	179,747,605

		202,769,872

	Transportation - 0.9%
714,023	Union Pacific Corp.	123,775,887

	Utilities - 4.0%
837,380	American Electric Power Co., Inc.	72,751,575
1,571,364	Dominion Energy, Inc.	127,327,625
871,235	Duke Energy Corp.	73,828,454
492,626	Entergy Corp.	51,789,771
580,436	Eversource Energy	52,279,871
2,026,484	Exelon Corp.	78,242,547
717,353	Sempra Energy	89,281,754

		545,501,597

	Total Common Stocks (cost $5,221,114,472)	$5,927,722,026

Preferred Stocks - 0.0%
	Diversified Financials - 0.0%
29,500	GMAC Capital Trust Series 2, 6.18%(1)	710,065

	Total Preferred Stocks (cost $773,012)	$710,065

Corporate Bonds - 47.9%
	Advertising - 0.0%
	Lamar Media Corp.
$ 345,000	3.75%, 02/15/2028(2)	348,019
1,715,000	5.75%, 02/01/2026	1,801,264

		2,149,283

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Aerospace/Defense - 1.3%
$ 445,000	Airbus SE 3.15%, 04/10/2027(2)	$471,218
2,455,000	BAE Systems plc 3.40%, 04/15/2030(2)	2,767,978
	Boeing Co.
7,000,000	3.25%, 02/01/2035	6,546,525
13,025,000	5.04%, 05/01/2027	14,103,539
10,835,000	5.71%, 05/01/2040	12,293,564
	Bombardier, Inc.
300,000	5.75%, 03/15/2022(2)	285,000
4,065,000	6.13%, 01/15/2023(2)	3,495,900
3,240,000	7.88%, 04/15/2027(2)	2,575,800
	DAE Funding LLC
670,000	4.50%, 08/01/2022(2)	658,047
2,415,000	5.00%, 08/01/2024(2)	2,235,421
460,000	Embraer Overseas Ltd. 5.70%, 09/16/2023(3)	460,465
	L3Harris Technologies, Inc.
1,900,000	2.90%, 12/15/2029	2,111,115
29,890,000	3.85%, 06/15/2023	32,560,424
7,545,000	4.40%, 06/15/2028	9,165,217
	Lockheed Martin Corp.
2,195,000	1.85%, 06/15/2030	2,321,171
5,340,000	3.60%, 03/01/2035	6,640,894
6,025,000	4.50%, 05/15/2036	8,169,114
	Northrop Grumman Corp.
10,830,000	2.93%, 01/15/2025	11,791,755
3,200,000	3.25%, 01/15/2028	3,659,071
4,000,000	4.03%, 10/15/2047	5,166,505
335,000	Raytheon Technologies Corp. 4.88%, 10/15/2040(2)	451,873
	TransDigm, Inc.
2,700,000	5.50%, 11/15/2027	2,561,490
4,970,000	6.25%, 03/15/2026(2)	5,243,350
505,000	8.00%, 12/15/2025(2)	547,925
	United Technologies Corp.
5,000,000	3.75%, 11/01/2046	6,152,283
8,945,000	3.95%, 08/16/2025	10,361,348
1,925,000	4.50%, 06/01/2042	2,573,829
5,965,000	4.63%, 11/16/2048	8,415,750
7,960,000	5.70%, 04/15/2040	11,602,054
1,890,000	6.13%, 07/15/2038	2,879,736

		178,268,361

	Agriculture - 1.0%
	Altria Group, Inc.
2,665,000	2.35%, 05/06/2025	2,834,886
7,655,000	3.80%, 02/14/2024	8,414,044
11,580,000	3.88%, 09/16/2046	12,533,910
2,345,000	4.25%, 08/09/2042	2,640,647
2,590,000	4.40%, 02/14/2026	3,012,272
9,730,000	4.80%, 02/14/2029	11,727,029
15,655,000	5.38%, 01/31/2044	20,268,584
	BAT Capital Corp.
8,515,000	3.22%, 09/06/2026	9,271,231
16,795,000	3.22%, 08/15/2024	18,148,578
9,765,000	3.46%, 09/06/2029	10,649,144
12,840,000	Cargill, Inc. 2.13%, 04/23/2030(2)	13,600,316
	Imperial Brands Finance plc
6,455,000	3.50%, 02/11/2023(2)	6,749,966
5,360,000	3.75%, 07/21/2022(2)	5,602,073
	Philip Morris International, Inc.
4,205,000	2.10%, 05/01/2030	4,453,650
1,230,000	4.13%, 03/04/2043	1,541,382

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,980,000	4.25%, 11/10/2044	$2,553,826

		134,001,538

	Airlines - 0.0%
981	Continental Airlines, Inc. 6.90%, 10/19/2023	810
	Delta Air Lines, Inc.
229,000	3.20%, 10/25/2025	229,707
845,000	7.00%, 05/01/2025(2)	902,386

		1,132,903

	Apparel - 0.1%
4,675,000	NIKE, Inc. 3.25%, 03/27/2040	5,516,984
2,120,000	PVH Corp. 4.63%, 07/10/2025(2)	2,165,728
2,865,000	William Carter Co. 5.50%, 05/15/2025(2)	3,048,561

		10,731,273

	Auto Manufacturers - 0.3%
	Ford Motor Co.
3,010,000	4.75%, 01/15/2043	2,754,150
1,400,000	8.50%, 04/21/2023	1,554,000
	Ford Motor Credit Co. LLC
3,200,000	4.54%, 08/01/2026	3,296,000
1,500,000	5.13%, 06/16/2025	1,599,105
	General Motors Co.
9,235,000	5.15%, 04/01/2038	9,916,202
4,917,000	5.20%, 04/01/2045	5,359,836
2,745,000	6.13%, 10/01/2025	3,208,546
1,325,000	6.25%, 10/02/2043	1,578,105
385,000	6.80%, 10/01/2027	468,813
	General Motors Financial Co., Inc.
5,985,000	3.50%, 11/07/2024	6,287,708
4,245,000	4.35%, 01/17/2027	4,596,231
3,265,000	Volkswagen Group of America Finance LLC 3.88%, 11/13/2020(2)	3,294,972

		43,913,668

	Auto Parts & Equipment - 0.0%
	Adient Global Holdings Ltd.
EUR 1,930,000	3.50%, 08/15/2024(3)	2,083,408
$ 2,310,000	4.88%, 08/15/2026(2)	2,156,962
1,375,000	Clarios Global L.P. / Clarios U.S. Finance Co. 8.50%, 05/15/2027(2)	1,445,125

		5,685,495

	Beverages - 1.5%
345,000	Anadolu Efes Biracilik Ve Malt Sanayii AS 3.38%, 11/01/2022(3)	341,791
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
9,405,000	3.65%, 02/01/2026	10,731,705
20,055,000	4.70%, 02/01/2036	24,602,680
11,111,000	4.90%, 02/01/2046	14,192,040
71,000	Anheuser-Busch InBev Finance, Inc. 4.00%, 01/17/2043	81,658
	Anheuser-Busch InBev Worldwide, Inc.
9,174,000	3.75%, 07/15/2042	10,210,641
5,985,000	4.15%, 01/23/2025	6,829,720
2,720,000	4.35%, 06/01/2040	3,278,843
7,095,000	4.38%, 04/15/2038	8,534,342
7,750,000	4.60%, 04/15/2048	9,591,372
10,135,000	4.75%, 04/15/2058	13,131,665
1,429,000	5.45%, 01/23/2039	1,878,018
5,350,000	5.55%, 01/23/2049	7,520,095
5,365,000	Bacardi Ltd. 5.15%, 05/15/2038(2)	6,651,540

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Coca-Cola Co.
$ 14,755,000	1.65%, 06/01/2030	$15,449,814
15,000,000	2.50%, 06/01/2040	16,262,329
405,000	Coca-Cola Icecek AS 4.22%, 09/19/2024(3)	405,405
	Constellation Brands, Inc.
720,000	2.88%, 05/01/2030	785,277
1,585,000	3.15%, 08/01/2029	1,754,652
7,893,000	3.60%, 02/15/2028	8,964,752
12,835,000	4.40%, 11/15/2025	15,091,832
150,000	4.65%, 11/15/2028	182,126
15,297,000	Diageo Capital plc 2.00%, 04/29/2030	16,296,965
330,000	Embotelladora Andina S.A. 3.95%, 01/21/2050(3)	338,349
1,330,000	Keurig Dr Pepper, Inc. 3.20%, 05/01/2030	1,509,733
	PepsiCo, Inc.
6,290,000	1.63%, 05/01/2030	6,586,215
6,500,000	3.38%, 07/29/2049	8,090,405

		209,293,964

	Biotechnology - 0.4%
	Amgen, Inc.
2,400,000	1.90%, 02/21/2025	2,529,446
12,880,000	2.20%, 02/21/2027	13,746,669
11,490,000	3.15%, 02/21/2040	12,974,098
9,525,000	3.38%, 02/21/2050	11,170,991
7,025,000	4.40%, 05/01/2045	9,477,236

		49,898,440

	Chemicals - 0.7%
	Air Products and Chemicals, Inc.
2,560,000	1.50%, 10/15/2025	2,675,301
4,840,000	1.85%, 05/15/2027	5,147,057
600,000	Braskem Netherlands Finance B.V. 4.50%, 01/10/2028(3)	566,250
	CF Industries, Inc.
245,000	4.95%, 06/01/2043	286,699
1,361,000	5.15%, 03/15/2034	1,565,150
390,000	5.38%, 03/15/2044	475,956
485,000	Chandra Asri Petrochemical Tbk PT 4.95%, 11/08/2024(3)	467,041
9,415,000	Dow Chemical Co. 4.55%, 11/30/2025	10,916,543
8,300,000	DuPont de Nemours, Inc. 4.73%, 11/15/2028	10,249,777
825,000	Eastman Chemical Co. 3.80%, 03/15/2025	911,872
6,360,000	EI du Pont de Nemours and Co. 1.70%, 07/15/2025	6,648,958
430,000	Huntsman International LLC 4.50%, 05/01/2029	469,961
8,170,000	LYB International Finance LLC 2.88%, 05/01/2025	8,835,065
785,000	Methanex Corp. 5.65%, 12/01/2044	640,678
465,000	NOVA Chemicals Corp. 5.25%, 08/01/2023(2)	465,000
7,540,000	Nutrien Ltd. 3.95%, 05/13/2050	9,007,458
	OCP S.A.
4,359,000	4.50%, 10/22/2025(3)	4,545,129
340,000	6.88%, 04/25/2044(3)	422,314
525,000	Olin Corp. 5.00%, 02/01/2030	493,500
	Sherwin-Williams Co.

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 16,335,000	2.95%, 08/15/2029	$18,211,510
2,710,000	3.30%, 05/15/2050	3,067,205
1,740,000	4.50%, 06/01/2047	2,331,857
950,000	4.55%, 08/01/2045	1,205,900
3,870,000	Syngenta Finance N.V. 4.89%, 04/24/2025(2)	4,148,320
300,000	TPC Group, Inc. 10.50%, 08/01/2024(2)	267,000
4,435,000	Westlake Chemical Corp. 3.38%, 06/15/2030	4,707,261

		98,728,762

	Commercial Banks - 7.6%
1,200,000	Banco de Credito del Peru 3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.000% thereafter)(2)(4)	1,190,400
EUR 800,000	Banco de Sabadell S.A. 6.50%, 05/18/2022, (6.50% fixed rate until 05/18/2022; 5 year EUR Swap + 6.414% thereafter)(3)(4)(5)	765,668
	Banco do Brasil S.A.
$ 845,000	4.63%, 01/15/2025, 5 year EUR Swap + 7.591%(2)	882,180
1,680,000	4.75%, 03/20/2024, 5 year EUR Swap + 7.591%(2)	1,758,977
210,000	4.88%, 04/19/2023(2)	219,977
	Bancolombia S.A.
1,380,000	3.00%, 01/29/2025	1,373,114
835,000	4.63%, 12/18/2029, (4.63% fixed rate until 12/18/2024; 5 year USD CMT + 2.944% thereafter)(4)	793,258
810,000	Bank Leumi Le-Israel BM 3.28%, 01/29/2031, (3.28% fixed rate until 01/29/2026; 5 year USD CMT + 1.631% thereafter)(2)(3)(4)	801,697
	Bank of America Corp.
8,675,000	1.32%, 06/19/2026, (1.32% fixed rate until 06/19/2025; 3 mo. USD SOFR + 1.150% thereafter)(4)	8,780,517
8,185,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(4)	8,685,884
40,135,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD LIBOR + 0.990% thereafter)(4)	42,649,458
8,800,000	2.68%, 06/19/2041, (2.68% fixed rate until 06/19/2040; 3 mo. USD SOFR + 1.930% thereafter)(4)	9,370,707
1,600,000	2.88%, 10/22/2030, (2.88% fixed rate until 10/22/2029; 3 mo. USD LIBOR + 1.190% thereafter)(4)	1,759,675
3,733,000	3.00%, 12/20/2023, (3.00% fixed rate until 12/20/2022; 3 mo. USD LIBOR + 0.790% thereafter)(4)	3,934,137
15,270,000	3.09%, 10/01/2025, (3.09% fixed rate until 10/01/2024; 3 mo. USD LIBOR + 1.090% thereafter)(4)	16,568,726
7,500,000	3.12%, 01/20/2023, (3.12% fixed rate until 01/20/2022; 3 mo. USD LIBOR + 1.160% thereafter)(4)	7,766,108
6,550,000	3.82%, 01/20/2028, (3.82% fixed rate until 01/20/2027; 3 mo. USD LIBOR + 1.575% thereafter)(4)	7,496,524
5,015,000	3.86%, 07/23/2024, (3.86% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.940% thereafter)(4)	5,476,312
15,235,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(4)	19,787,004
4,260,000	4.10%, 07/24/2023	4,706,034
3,225,000	4.24%, 04/24/2038, (4.24% fixed rate until 04/24/2037; 3 mo. USD LIBOR + 1.814% thereafter)(4)	4,067,300
13,375,000	4.33%, 03/15/2050, (4.33% fixed rate until 03/15/2049; 3 mo. USD LIBOR + 1.520% thereafter)(4)	18,331,149
1,760,000	5.00%, 01/21/2044	2,535,612
460,000	5.13%, 06/20/2024, (5.13% fixed rate until 06/20/2024; 3 mo. USD LIBOR + 3.292% thereafter)(4)(5)	473,800
9,525,000	7.75%, 05/14/2038	16,297,923
17,290,000	Bank of New York Mellon Corp. 2.10%, 10/24/2024	18,372,627
15,195,000	BB&T Corp. 2.50%, 08/01/2024	16,275,530

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 17,800,000	BNP Paribas S.A. 2.82%, 11/19/2025, (2.82% fixed rate until 11/19/2024; 3 mo. USD LIBOR + 1.111% thereafter)(2)(4)	$18,909,681
	CIT Group, Inc.
470,000	3.93%, 06/19/2024, (3.93% fixed rate until 06/19/2023; 3 mo. USD SOFR + 3.827% thereafter)(4)	471,175
455,000	4.75%, 02/16/2024	470,925
	Citigroup, Inc.
3,930,000	2.67%, 01/29/2031, (2.67% fixed rate until 01/29/2030; 3 mo. USD SOFR + 1.146% thereafter)(4)	4,201,163
11,755,000	2.98%, 11/05/2030, (2.98% fixed rate until 11/05/2029; 3 mo. USD SOFR + 1.422% thereafter)(4)	12,874,090
3,770,000	3.20%, 10/21/2026	4,186,089
24,410,000	3.35%, 04/24/2025, (3.35% fixed rate until 04/24/2024; 3 mo. USD LIBOR + 0.897% thereafter)(4)	26,580,952
2,000,000	3.88%, 01/24/2039, (3.88% fixed rate until 01/24/2038; 3 mo. USD LIBOR + 1.168% thereafter)(4)	2,441,564
28,695,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(4)	33,655,408
7,325,000	4.30%, 11/20/2026	8,441,040
5,180,000	4.45%, 09/29/2027	6,030,537
2,350,000	4.60%, 03/09/2026	2,726,710
7,931,000	Credit Agricole S.A. 1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 3 mo. USD SOFR + 1.676% thereafter)(2)(4)	8,154,870
	Credit Suisse Group AG
9,580,000	3.00%, 12/14/2023, (3.00% fixed rate until 12/14/2022; 3 mo. USD LIBOR + 1.200% thereafter)(2)(4)	9,993,318
9,725,000	4.21%, 06/12/2024, (4.21% fixed rate until 06/12/2023; 3 mo. USD LIBOR + 1.240% thereafter)(2)(4)	10,554,603
3,855,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(3)(4)(5)	4,105,575
10,410,000	Credit Suisse Group Funding Guernsey Ltd. 3.80%, 09/15/2022	11,063,816
	Discover Bank
1,470,000	3.35%, 02/06/2023	1,560,972
5,855,000	4.20%, 08/08/2023	6,451,797
19,000,000	Fifth Third Bank 3.95%, 07/28/2025	21,971,324
	Goldman Sachs Group, Inc.
14,115,000	2.91%, 07/24/2023, (2.91% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.990% thereafter)(4)	14,712,130
28,540,000	3.27%, 09/29/2025, (3.27% fixed rate until 09/29/2024; 3 mo. USD LIBOR + 1.201% thereafter)(4)	31,135,867
6,345,000	3.50%, 01/23/2025	6,976,851
4,345,000	4.00%, 03/03/2024	4,827,043
23,347,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.373% thereafter)(4)	28,439,041
6,355,000	4.80%, 07/08/2044	8,722,008
1,835,000	5.15%, 05/22/2045	2,543,076
2,015,000	Grupo Aval Ltd. 4.75%, 09/26/2022(3)	2,060,337
	HSBC Holdings plc
10,575,000	3.03%, 11/22/2023, (3.03% fixed rate until 11/22/2022; 3 mo. USD LIBOR + 0.923% thereafter)(4)	11,076,760
4,695,000	3.26%, 03/13/2023, (3.26% fixed rate until 03/13/2022; 3 mo. USD LIBOR + 1.055% thereafter)(4)	4,870,651
13,270,000	3.60%, 05/25/2023	14,240,407
5,780,000	3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD LIBOR + 1.610% thereafter)(4)	6,537,301
7,245,000	4.25%, 03/14/2024	7,904,462
6,755,000	4.30%, 03/08/2026	7,728,195
4,440,000	6.80%, 06/01/2038	6,523,106
1,205,000	Industrial & Commercial Bank of China Ltd. 4.88%, 09/21/2025(3)	1,374,797

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 425,000	Intesa Sanpaolo S.p.A. 3.88%, 01/12/2028(2)	$452,507
2,985,000	Itau Unibanco Holding S.A. 2.90%, 01/24/2023(2)	2,981,299
	JP Morgan Chase & Co.
15,385,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160% thereafter)(4)	16,278,212
15,585,000	2.74%, 10/15/2030, (2.74% fixed rate until 10/15/2029; 3 mo. USD SOFR + 1.510% thereafter)(4)	17,046,335
2,725,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD SOFR + 2.515% thereafter)(4)	2,968,038
22,475,000	2.97%, 01/15/2023	23,277,819
6,860,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(4)	7,778,733
5,455,000	3.11%, 04/22/2051, (3.11% fixed rate until 04/22/2050; 3 mo. USD SOFR + 2.440% thereafter)(4)	6,185,370
9,440,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155% thereafter)(4)	10,218,944
19,950,000	3.30%, 04/01/2026	22,449,042
6,290,000	3.88%, 07/24/2038, (3.88% fixed rate until 07/24/2037; 3 mo. USD LIBOR + 1.360% thereafter)(4)	7,838,275
15,520,000	3.96%, 11/15/2048, (3.96% fixed rate until 11/15/2047; 3 mo. USD LIBOR + 1.380% thereafter)(4)	20,135,842
2,251,000	4.02%, 12/05/2024, (4.02% fixed rate until 12/05/2023; 3 mo. USD LIBOR + 1.000% thereafter)(4)	2,490,439
4,055,000	4.26%, 02/22/2048, (4.26% fixed rate until 02/22/2047; 3 mo. USD LIBOR + 1.580% thereafter)(4)	5,450,672
6,000,000	4.49%, 03/24/2031, (4.49% fixed rate until 03/24/2030; 3 mo. USD SOFR + 3.790% thereafter)(4)	7,429,178
460,000	5.00%, 08/01/2024, (5.00% fixed rate until 08/01/2024; 3 mo. USD SOFR + 3.380% thereafter)(4)(5)	463,080
12,025,000	KeyCorp. 2.55%, 10/01/2029	12,954,335
	Morgan Stanley
11,420,000	0.80%, 01/20/2023, 3 mo. USD SOFR + 0.700%(1)	11,439,970
7,795,000	2.72%, 07/22/2025, (2.72% fixed rate until 07/22/2024; 3 mo. USD SOFR + 1.152% thereafter)(4)	8,340,327
2,945,000	3.13%, 01/23/2023	3,130,151
8,665,000	3.13%, 07/27/2026	9,730,083
2,935,000	3.70%, 10/23/2024	3,279,659
6,880,000	3.74%, 04/24/2024, (3.74% fixed rate until 04/24/2023; 3 mo. USD LIBOR + 0.847% thereafter)(4)	7,440,749
9,690,000	4.00%, 07/23/2025	11,170,953
16,825,000	4.46%, 04/22/2039, (4.46% fixed rate until 04/22/2038; 3 mo. USD LIBOR + 1.431% thereafter)(4)	22,139,700
5,000,000	5.60%, 03/24/2051, (5.60% fixed rate until 03/24/2050; 3 mo. USD SOFR + 4.840% thereafter)(4)	7,977,005
3,600,000	PNC Bank NA 2.70%, 10/22/2029	3,950,518
	PNC Financial Services Group, Inc.
19,220,000	3.45%, 04/23/2029	22,623,655
9,310,000	3.90%, 04/29/2024	10,384,442
	Santander Holdings USA, Inc.
6,970,000	3.40%, 01/18/2023	7,298,318
6,145,000	3.70%, 03/28/2022	6,382,409
8,700,000	Santander UK Group Holdings plc 3.57%, 01/10/2023	9,028,820
	State Street Corp.
735,000	2.90%, 03/30/2026, (2.90% fixed rate until 03/30/2025; 3 mo. USD SOFR + 2.600% thereafter)(2)(4)	802,616
120,000	3.15%, 03/30/2031, (3.15% fixed rate until 03/30/2030; 3 mo. USD SOFR + 2.650% thereafter)(2)(4)	138,436
7,445,000	3.78%, 12/03/2024, (3.78% fixed rate until 12/03/2023; 3 mo. USD LIBOR + 0.770% thereafter)(4)	8,223,386
3,180,000	Truist Bank 2.25%, 03/11/2030	3,359,632

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 6,265,000	Truist Financial Corp. 3.05%, 06/20/2022	$6,563,311
13,325,000	U.S. Bancorp 2.40%, 07/30/2024	14,256,295
21,500,000	UBS Group AG 2.65%, 02/01/2022(2)	22,184,497
425,000	UniCredit S.p.A. 3.75%, 04/12/2022(2)	438,552
14,905,000	US Bank NA 2.05%, 01/21/2025	15,881,278
2,655,000	Wachovia Corp. 5.50%, 08/01/2035	3,591,905
	Wells Fargo & Co.
19,030,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD LIBOR + 0.825% thereafter)(4)	20,025,693
5,665,000	2.57%, 02/11/2031, (2.57% fixed rate until 02/11/2030; 3 mo. USD LIBOR + 1.000% thereafter)(4)	6,009,342
8,055,000	3.07%, 01/24/2023	8,339,019
9,965,000	3.45%, 02/13/2023	10,582,840
11,840,000	3.75%, 01/24/2024	12,975,590
880,000	4.40%, 06/14/2046	1,100,738
3,690,000	4.65%, 11/04/2044	4,703,957
2,655,000	4.75%, 12/07/2046	3,480,302
3,026,000	4.90%, 11/17/2045	3,989,403
1,475,000	5.38%, 11/02/2043	2,070,019
4,408,000	5.61%, 01/15/2044	6,215,666

		1,041,285,295

	Commercial Services - 0.7%
711,839	Aeropuerto Internacional de Tocumen S.A. 6.00%, 11/18/2048(2)	787,230
	APX Group, Inc.
4,340,000	7.63%, 09/01/2023(6)	4,155,550
1,523,000	7.88%, 12/01/2022	1,534,422
2,620,000	Ashtead Capital, Inc. 4.00%, 05/01/2028(2)	2,724,800
190,000	Cardtronics, Inc. / Cardtronics USA, Inc. 5.50%, 05/01/2025(2)	190,475
4,495,000	Duke University 2.83%, 10/01/2055	5,109,469
	Equifax, Inc.
19,085,000	2.60%, 12/01/2024	20,377,152
425,000	2.60%, 12/15/2025	455,791
1,305,000	3.10%, 05/15/2030	1,448,859
	Global Payments, Inc.
7,750,000	2.65%, 02/15/2025	8,301,024
8,085,000	2.90%, 05/15/2030	8,869,651
255,000	4.15%, 08/15/2049	318,125
7,075,000	4.45%, 06/01/2028	8,439,937
2,570,000	Herc Holdings, Inc. 5.50%, 07/15/2027(2)	2,717,775
	IHS Markit Ltd.
11,565,000	4.13%, 08/01/2023	12,623,197
760,000	4.75%, 02/15/2025(2)	861,384
380,000	Jaguar Holding Co. 5.00%, 06/15/2028(2)	404,586
11,195,000	Moody’s Corp. 2.63%, 01/15/2023	11,752,829
	Service Corp. International
775,000	4.63%, 12/15/2027	823,438
550,000	5.13%, 06/01/2029	607,750
2,035,000	United Rentals North America, Inc. 5.88%, 09/15/2026	2,172,362
460,000	WEX, Inc. 4.75%, 02/01/2023(2)	461,150

		95,136,956

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Construction Materials - 0.4%
$ 440,000	BMC East LLC 5.50%, 10/01/2024(2)	$449,900
3,345,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(2)	3,508,236
	Carrier Global Corp.
23,585,000	2.49%, 02/15/2027(2)	24,854,584
3,325,000	2.70%, 02/15/2031(2)	3,505,135
9,005,000	2.72%, 02/15/2030(2)	9,516,632
500,000	Cemex S.A.B. de C.V. 5.45%, 11/19/2029(3)	484,605
	Johnson Controls International plc
985,000	4.50%, 02/15/2047	1,206,236
2,971,000	4.63%, 07/02/2044	3,615,389
2,869,000	4.95%, 07/02/2064(7)	3,656,348
4,285,000	Lennox International, Inc. 1.70%, 08/01/2027	4,337,015
1,780,000	Norbord, Inc. 5.75%, 07/15/2027(2)	1,895,700

		57,029,780

	Distribution/Wholesale - 0.0%
1,145,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(2)	1,190,800
2,750,000	Core & Main Holdings L.P. (8.63% Cash, 9.38% PIK) 8.63%, 09/15/2024(2)(8)	2,777,500
875,000	Performance Food Group, Inc. 5.50%, 10/15/2027(2)	903,437

		4,871,737

	Diversified Financial Services - 1.0%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4,820,000	3.88%, 01/23/2028(6)	4,447,677
940,000	4.45%, 10/01/2025	917,007
920,000	4.50%, 09/15/2023	935,637
490,000	Air Lease Corp. 2.30%, 02/01/2025	471,763
10,955,000	BlackRock, Inc. 1.90%, 01/28/2031	11,623,389
	Capital One Financial Corp.
27,550,000	3.65%, 05/11/2027	30,714,962
2,675,000	3.80%, 01/31/2028	3,015,339
	Credit Acceptance Corp.
1,585,000	5.13%, 12/31/2024(2)	1,613,530
1,325,000	6.63%, 03/15/2026	1,382,969
390,000	CSN Islands Corp. 6.75%, 01/28/2028(2)	360,750
1,700,000	Fly Leasing Ltd. 5.25%, 10/15/2024	1,373,813
12,240,000	GE Capital Funding LLC 4.40%, 05/15/2030(2)(6)	12,901,618
10,404,000	GE Capital International Funding Co. 4.42%, 11/15/2035	10,742,603
3,675,000	goeasy Ltd. 5.38%, 12/01/2024(2)	3,807,704
625,000	Minejesa Capital B.V. 5.63%, 08/10/2037(3)	665,625
	Nasdaq, Inc.
1,805,000	3.85%, 06/30/2026	2,057,813
16,765,000	4.25%, 06/01/2024	18,849,081
9,690,000	National Rural Utilities Cooperative Finance Corp. 3.70%, 03/15/2029	11,571,305
	Navient Corp.
1,000,000	5.00%, 03/15/2027	957,500
1,666,000	6.50%, 06/15/2022	1,740,970
975,000	Power Finance Corp. Ltd. 3.95%, 04/23/2030(3)	958,643

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Springleaf Finance Corp.
$ 5,045,000	5.38%, 11/15/2029	$5,322,979
575,000	6.13%, 03/15/2024	625,939
255,000	6.88%, 03/15/2025	284,963
490,000	7.13%, 03/15/2026	574,442
3,205,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(2)	3,309,163

		131,227,184

	Electric - 3.6%
12,125,000	AES Corp. 3.30%, 07/15/2025(2)	13,014,854
9,630,000	Appalachian Power Co. 4.50%, 03/01/2049	12,680,331
5,710,000	Berkshire Hathaway Energy Co. 3.25%, 04/15/2028	6,558,897
450,000	Calpine Corp. 4.50%, 02/15/2028(2)	464,625
	Centrais Eletricas Brasileiras S.A.
460,000	3.63%, 02/04/2025(2)	457,217
595,000	4.63%, 02/04/2030(2)	600,950
1,140,000	4.63%, 02/04/2030(3)	1,151,400
1,155,000	5.75%, 10/27/2021(3)	1,195,425
1,235,000	Clearway Energy Operating LLC 4.75%, 03/15/2028(2)	1,319,906
	Cleco Corporate Holdings LLC
5,340,000	3.38%, 09/15/2029	5,479,557
6,326,000	3.74%, 05/01/2026	6,729,939
455,000	CMS Energy Corp. 4.75%, 06/01/2050, (4.75% fixed rate until 03/01/2030; 5 year USD CMT + 4.116% thereafter)(4)	485,916
525,000	Colbun S.A. 3.15%, 03/06/2030(2)	542,062
1,120,000	Commonwealth Edison Co. 4.35%, 11/15/2045	1,525,190
	Consolidated Edison Co. of New York, Inc.
1,680,000	3.35%, 04/01/2030	1,969,017
1,865,000	3.95%, 04/01/2050	2,400,540
5,050,000	4.50%, 05/15/2058	6,841,915
6,500,000	Consumers Energy Co. 3.95%, 07/15/2047	8,654,415
1,930,000	Dominion Energy South Carolina, Inc. 5.30%, 05/15/2033	2,661,392
	Dominion Energy, Inc.
11,710,000	3.90%, 10/01/2025	13,392,645
8,512,000	4.25%, 06/01/2028	10,210,559
3,390,000	7.00%, 06/15/2038	5,126,176
1,345,000	DPL, Inc. 4.13%, 07/01/2025(2)	1,416,514
	Duke Energy Carolinas LLC
12,985,000	3.20%, 08/15/2049	15,605,115
3,270,000	3.75%, 06/01/2045	4,141,109
3,305,000	3.88%, 03/15/2046	4,274,901
3,000,000	5.30%, 02/15/2040	4,400,094
3,000,000	Duke Energy Corp. 3.95%, 10/15/2023	3,289,574
	Duke Energy Progress LLC
2,060,000	4.10%, 05/15/2042(6)	2,679,705
1,940,000	4.15%, 12/01/2044	2,571,664
6,845,000	4.20%, 08/15/2045	9,149,333
2,730,000	4.38%, 03/30/2044	3,702,842
5,285,000	Edison International 3.13%, 11/15/2022	5,503,805
1,755,000	Emera U.S. Finance L.P. 4.75%, 06/15/2046	2,279,742

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 430,000	Emera, Inc. 6.75%, 06/15/2076, (6.75% fixed rate until 06/15/2026; 3 mo. USD LIBOR + 5.440% thereafter)(4)	$477,945
560,000	Engie Energia Chile S.A. 4.50%, 01/29/2025(3)	614,942
1,930,000	Entergy Corp. 2.95%, 09/01/2026	2,166,494
1,510,000	Evergy Metro, Inc. 2.25%, 06/01/2030	1,655,118
	Evergy, Inc.
5,000,000	2.45%, 09/15/2024	5,345,478
14,501,000	2.90%, 09/15/2029	16,041,698
	Eversource Energy
2,775,000	2.80%, 05/01/2023	2,919,232
9,905,000	3.80%, 12/01/2023	10,880,210
	Exelon Corp.
2,245,000	4.05%, 04/15/2030	2,693,260
817,000	4.70%, 04/15/2050	1,129,288
6,525,000	FirstEnergy Corp. 7.38%, 11/15/2031	9,365,302
	FirstEnergy Transmission LLC
7,260,000	4.35%, 01/15/2025(2)	8,034,005
2,790,000	5.45%, 07/15/2044(2)	3,634,578
4,372,000	Fortis, Inc. 3.06%, 10/04/2026	4,792,181
	Georgia Power Co.
9,850,000	2.65%, 09/15/2029	10,642,058
1,955,000	3.70%, 01/30/2050	2,346,695
970,000	Infraestructura Energetica Nova S.A.B. de C.V. 3.75%, 01/14/2028(2)	973,637
835,000	Instituto Costarricense de Electricidad 6.95%, 11/10/2021(3)	835,008
7,155,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	7,776,865
	Israel Electric Corp. Ltd.
6,240,000	4.25%, 08/14/2028(2)(3)	7,104,864
1,195,000	5.00%, 11/12/2024(2)(3)	1,343,777
	ITC Holdings Corp.
7,280,000	2.70%, 11/15/2022	7,610,813
6,355,000	3.25%, 06/30/2026	7,091,728
505,000	Lamar Funding Ltd. 3.96%, 05/07/2025(3)	470,837
4,308,000	Metropolitan Edison Co. 4.30%, 01/15/2029(2)	5,022,461
6,590,000	Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028(2)	7,416,395
2,598,000	MidAmerican Energy Co. 4.40%, 10/15/2044	3,542,398
1,105,000	Minejesa Capital B.V. 4.63%, 08/10/2030(3)	1,163,012
	Mong Duong Finance Holdings B.V.
960,000	5.13%, 05/07/2029(3)	963,006
765,000	5.13%, 05/07/2029(2)	767,395
5,470,000	NextEra Energy Capital Holdings, Inc. 2.25%, 06/01/2030	5,897,680
9,730,000	NextEra Energy Operating Partners L.P. 4.25%, 07/15/2024(2)	10,362,450
2,690,000	Northern States Power Co. 3.60%, 09/15/2047	3,463,488
830,000	NRG Energy, Inc. 3.75%, 06/15/2024(2)	887,961
	Pacific Gas and Electric Co.
1,200,000	2.10%, 08/01/2027	1,197,334
8,695,000	2.50%, 02/01/2031	8,726,027
2,635,000	3.50%, 08/01/2050	2,713,917
2,395,000	4.50%, 07/01/2040(6)	2,741,610

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	PacifiCorp.
$ 3,500,000	4.10%, 02/01/2042	$4,502,849
9,280,000	4.15%, 02/15/2050	12,575,609
410,000	Pampa Energia S.A. 7.38%, 07/21/2023(3)	366,954
9,625,000	PECO Energy Co. 3.90%, 03/01/2048	12,704,488
7,975,000	Pennsylvania Electric Co. 3.25%, 03/15/2028(2)	8,601,804
	Perusahaan Listrik Negara PT
2,495,000	4.38%, 02/05/2050(3)	2,760,094
3,180,000	6.15%, 05/21/2048(3)	4,293,000
2,700,000	Potomac Electric Power Co. 4.15%, 03/15/2043	3,456,870
	Public Service Co. of Colorado
332,000	3.80%, 06/15/2047	426,973
90,000	4.05%, 09/15/2049	122,739
8,830,000	Public Service Enterprise Group, Inc. 2.88%, 06/15/2024	9,600,901
13,309,000	Puget Energy, Inc. 4.10%, 06/15/2030(2)	14,930,639
2,155,000	San Diego Gas & Electric Co. 3.32%, 04/15/2050	2,574,889
	Sempra Energy
3,480,000	4.00%, 02/01/2048	4,253,894
500,000	4.88%, 10/15/2025, (4.88% fixed rate until 10/15/2025; 5 year USD CMT + 4.550% thereafter)(4)(5)	517,650
9,647,000	Sierra Pacific Power Co. 2.60%, 05/01/2026	10,515,804
	Southern California Edison Co.
4,695,000	2.85%, 08/01/2029	5,054,681
4,565,000	3.65%, 02/01/2050	5,296,200
395,000	3.70%, 08/01/2025	442,698
4,585,000	4.00%, 04/01/2047	5,441,314
580,000	4.65%, 10/01/2043	738,751
595,000	5.63%, 02/01/2036	787,168
1,775,000	5.95%, 02/01/2038	2,468,329
67,000	6.00%, 01/15/2034	91,656
	Southern Co.
7,665,000	2.95%, 07/01/2023	8,143,934
3,000,000	3.25%, 07/01/2026	3,406,886
25,040,000	3.70%, 04/30/2030	29,150,687
5,345,000	4.40%, 07/01/2046	6,765,759
544,200	Star Energy Geothermal Wayang Windu Ltd. 6.75%, 04/24/2033(2)	583,911
775,000	Termocandelaria Power Ltd. 7.88%, 01/30/2029(2)	814,726
495,000	Vena Energy Capital Pte Ltd. 3.13%, 02/26/2025(3)	475,799
845,000	Vistra Operations Co. LLC 3.55%, 07/15/2024(2)	888,944

		496,045,073

	Electronics - 0.2%
20,386,000	Fortive Corp. 3.15%, 06/15/2026	22,515,338
8,555,000	Honeywell International, Inc. 1.95%, 06/01/2030	9,176,138

		31,691,476

	Energy-Alternate Sources - 0.0%
800,000	Azure Power Energy Ltd. 5.50%, 11/03/2022(3)	814,672
	Greenko Dutch B.V.
805,000	5.25%, 07/24/2024(3)	819,410

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 510,000	5.25%, 07/24/2024(2)	$519,129

		2,153,211

	Engineering & Construction - 0.0%
199,116	Aeropuerto Internacional de Tocumen S.A. 6.00%, 11/18/2048(3)	220,204
451,724	Aeropuertos Argentina S.A. (6.88% Cash, 9.38% PIK) 9.38%, 02/01/2027(2)(8)	329,759
2,826,927	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(2)(9)	2,031,854
3,255,000	Mexico City Airport Trust 4.25%, 10/31/2026(3)(6)	2,957,981
540,000	United Rentals North America Co. 3.88%, 02/15/2031	540,000

		6,079,798

	Entertainment - 0.2%
3,225,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(2)	2,907,725
	Colt Merger Sub, Inc.
1,285,000	5.75%, 07/01/2025(2)	1,336,400
2,345,000	6.25%, 07/01/2025(2)	2,446,128
1,685,000	8.13%, 07/01/2027(2)	1,716,594
	GLP Capital L.P. / GLP Financing II, Inc.
4,750,000	5.30%, 01/15/2029	5,288,982
875,000	5.38%, 11/01/2023	935,988
500,000	International Game Technology plc 5.25%, 01/15/2029(2)	510,895
4,110,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(2)	3,729,825
4,625,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(2)	4,576,900
8,185,000	Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.13%, 10/01/2029(2)	7,837,137

		31,286,574

	Environmental Control - 0.2%
2,042,000	Clean Harbors, Inc. 4.88%, 07/15/2027(2)	2,164,745
19,005,000	Republic Services, Inc. 2.50%, 08/15/2024	20,370,204
1,535,000	Stericycle, Inc. 5.38%, 07/15/2024(2)	1,615,587
3,910,000	Tervita Corp. 7.63%, 12/01/2021(2)	3,088,900

		27,239,436

	Food - 1.4%
2,900,000	B&G Foods, Inc. 5.25%, 09/15/2027	3,082,816
	BRF S.A.
1,405,000	4.88%, 01/24/2030(3)	1,404,579
1,030,000	4.88%, 01/24/2030(2)	1,029,691
	Conagra Brands, Inc.
550,000	4.30%, 05/01/2024	615,894
20,425,000	4.60%, 11/01/2025	23,853,048
8,410,000	5.30%, 11/01/2038	11,464,199
1,545,000	5.40%, 11/01/2048	2,243,235
6,705,000	Danone S.A. 2.59%, 11/02/2023(2)	7,078,086
	General Mills, Inc.
5,025,000	2.88%, 04/15/2030	5,632,236
7,710,000	4.20%, 04/17/2028	9,290,892
4,720,000	Hershey Co. 3.13%, 11/15/2049	5,591,992
14,840,000	JM Smucker Co. 2.38%, 03/15/2030	15,632,850

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Kraft Heinz Foods Co.
$ 4,115,000	3.75%, 04/01/2030(2)	$4,459,630
405,000	3.88%, 05/15/2027(2)	436,193
1,545,000	4.25%, 03/01/2031(2)	1,705,421
3,500,000	4.63%, 10/01/2039(2)	3,673,071
1,870,000	5.00%, 07/15/2035	2,190,884
3,620,000	Lamb Weston Holdings, Inc. 4.88%, 05/15/2028(2)	4,067,975
	Minerva Luxembourg S.A.
880,000	5.88%, 01/19/2028(3)	917,400
265,000	6.50%, 09/20/2026(2)	277,855
205,000	6.50%, 09/20/2026(3)	214,945
5,020,000	Mondelez International Holdings Netherlands B.V. 2.13%, 09/19/2022(2)	5,194,670
1,320,000	Mondelez International, Inc. 2.75%, 04/13/2030	1,465,519
	Nestle Holdings, Inc.
12,065,000	3.35%, 09/24/2023(2)	13,127,893
11,500,000	3.90%, 09/24/2038(2)	15,260,167
6,300,000	4.00%, 09/24/2048(2)	8,840,829
	Post Holdings, Inc.
770,000	4.63%, 04/15/2030(2)	810,425
3,010,000	5.00%, 08/15/2026(2)	3,154,360
2,495,000	5.63%, 01/15/2028(2)	2,726,536
2,865,000	5.75%, 03/01/2027(2)	3,051,225
445,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(2)	474,392
355,000	Sysco Corp. 5.65%, 04/01/2025	420,578
	TreeHouse Foods, Inc.
2,340,000	4.88%, 03/15/2022	2,342,340
605,000	6.00%, 02/15/2024(2)	624,663
	Tyson Foods, Inc.
5,000,000	2.25%, 08/23/2021	5,078,169
9,005,000	4.00%, 03/01/2026	10,455,868
6,000,000	5.10%, 09/28/2048	8,376,022

		186,266,548

	Food Service - 0.0%
	Aramark Services, Inc.
330,000	5.00%, 04/01/2025(2)	339,075
2,170,000	5.00%, 02/01/2028(2)(6)	2,183,562

		2,522,637

	Forest Products & Paper - 0.0%
	Celulosa Arauco y Constitucion S.A.
335,000	4.20%, 01/29/2030(2)	350,913
870,000	4.50%, 08/01/2024	939,783
350,000	5.15%, 01/29/2050(2)	358,750
505,000	5.50%, 04/30/2049(2)	540,355
645,000	Inversiones CMPC S.A. 3.85%, 01/13/2030(2)	675,076
1,450,000	Schweitzer-Mauduit International, Inc. 6.88%, 10/01/2026(2)	1,539,363
	Suzano Austria GmbH
710,000	5.00%, 01/15/2030	745,500
255,000	6.00%, 01/15/2029	283,688

		5,433,428

	Gas - 0.5%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
1,547,000	5.50%, 05/20/2025	1,670,760
830,000	5.75%, 05/20/2027	908,850
2,738,000	5.88%, 08/20/2026	3,021,246
11,000,000	Brooklyn Union Gas Co. 3.87%, 03/04/2029(2)	12,938,521

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 12,180,000	Dominion Energy Gas Holdings LLC 3.00%, 11/15/2029	$13,569,262
	NiSource, Inc.
15,000,000	2.65%, 11/17/2022	15,682,543
2,260,000	3.49%, 05/15/2027	2,588,598
	Sempra Energy
3,938,000	3.40%, 02/01/2028	4,455,452
5,300,000	3.80%, 02/01/2038	6,246,954

		61,082,186

	Healthcare-Products - 0.7%
6,550,000	Abbott Laboratories 4.75%, 11/30/2036	9,221,563
	Alcon Finance Corp.
4,300,000	2.60%, 05/27/2030(2)	4,627,108
2,670,000	3.00%, 09/23/2029(2)	2,964,933
2,785,000	3.80%, 09/23/2049(2)	3,392,450
3,090,000	Avantor Funding, Inc. 4.63%, 07/15/2028(2)	3,264,585
2,820,000	Avantor, Inc. 6.00%, 10/01/2024(2)	2,968,050
	Baxter International, Inc.
1,655,000	3.50%, 08/15/2046	1,969,708
7,255,000	3.95%, 04/01/2030(2)	8,803,584
16,390,000	Becton Dickinson and Co. 3.36%, 06/06/2024	17,829,149
	Boston Scientific Corp.
8,370,000	1.90%, 06/01/2025	8,772,304
7,000,000	3.38%, 05/15/2022	7,335,439
1,640,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(2)	1,727,461
4,845,000	Thermo Fisher Scientific, Inc. 2.60%, 10/01/2029	5,346,614
	Zimmer Biomet Holdings, Inc.
10,360,000	3.05%, 01/15/2026	11,331,923
9,350,000	3.55%, 03/20/2030	10,449,651

		100,004,522

	Healthcare-Services - 1.4%
10,065,000	Aetna, Inc. 2.80%, 06/15/2023	10,652,025
	Anthem, Inc.
3,145,000	2.38%, 01/15/2025	3,363,923
5,780,000	3.13%, 05/15/2050	6,400,817
3,235,000	3.30%, 01/15/2023	3,448,845
3,175,000	3.50%, 08/15/2024	3,500,727
14,000,000	3.65%, 12/01/2027	16,138,826
3,315,000	4.63%, 05/15/2042	4,387,076
415,000	Catalent Pharma Solutions, Inc. 5.00%, 07/15/2027(2)	441,610
	Centene Corp.
1,715,000	3.38%, 02/15/2030	1,815,756
755,000	4.25%, 12/15/2027	802,187
790,000	4.63%, 12/15/2029	881,055
	CHS/Community Health Systems, Inc.
920,000	6.25%, 03/31/2023	926,900
3,255,000	6.63%, 02/15/2025(2)	3,288,526
650,000	6.88%, 02/01/2022(6)	500,500
2,630,000	8.13%, 06/30/2024(2)(6)	1,666,815
2,840,000	CommonSpirit Health 2.76%, 10/01/2024	2,974,001
	HCA, Inc.
3,825,000	3.50%, 09/01/2030	4,020,129
4,840,000	5.13%, 06/15/2039	6,149,734
385,000	5.25%, 04/15/2025	448,465
4,985,000	5.38%, 02/01/2025	5,620,587
1,500,000	5.38%, 09/01/2026	1,713,750

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 115,000	5.63%, 09/01/2028	$137,138
2,125,000	5.88%, 05/01/2023	2,332,187
90,000	5.88%, 02/01/2029	109,575
1,627,000	7.50%, 11/15/2095	1,993,075
	Humana, Inc.
3,555,000	3.85%, 10/01/2024	3,946,669
6,000,000	3.95%, 03/15/2027	6,901,385
	Laboratory Corp. of America Holdings
14,225,000	2.30%, 12/01/2024	15,154,383
14,200,000	2.95%, 12/01/2029	15,702,001
10,510,000	Partners Healthcare System, Inc. 3.19%, 07/01/2049	11,828,718
1,465,000	Quest Diagnostics, Inc. 2.80%, 06/30/2031	1,606,738
	Rede D’or Finance S.a.r.l.
1,540,000	4.50%, 01/22/2030(2)	1,380,225
1,065,000	4.50%, 01/22/2030(3)	954,506
	UnitedHealth Group, Inc.
1,920,000	1.25%, 01/15/2026	1,982,338
3,065,000	2.75%, 05/15/2040	3,436,900
1,200,000	3.50%, 08/15/2039	1,471,479
6,925,000	3.75%, 07/15/2025	7,951,582
3,605,000	3.88%, 08/15/2059	4,784,211
5,720,000	4.63%, 07/15/2035	7,746,195
13,530,000	5.80%, 03/15/2036	20,184,393
1,981,000	6.88%, 02/15/2038	3,280,537

		192,026,489

	Home Builders - 0.1%
455,000	Adams Homes, Inc. 7.50%, 02/15/2025(2)	445,900
2,990,000	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.63%, 01/15/2028(2)	3,012,425
	KB Home
640,000	4.80%, 11/15/2029	665,600
1,450,000	7.00%, 12/15/2021	1,518,875
	M/I Homes, Inc.
1,795,000	4.95%, 02/01/2028	1,844,362
1,255,000	5.63%, 08/01/2025	1,305,200
	Taylor Morrison Communities, Inc.
1,055,000	5.13%, 08/01/2030(2)	1,152,588
2,735,000	5.75%, 01/15/2028(2)	3,070,612

		13,015,562

	Household Products/Wares - 0.1%
EUR 3,980,000	Diamond (BC) B.V. 5.63%, 08/15/2025(3)	4,507,746
$ 1,035,000	Prestige Brands, Inc. 5.13%, 01/15/2028(2)	1,086,015
	S.C. Johnson & Son, Inc.
2,520,000	4.00%, 05/15/2043(2)	3,124,898
1,840,000	4.75%, 10/15/2046(2)	2,437,972

		11,156,631

	Housewares - 0.1%
	Newell Brands, Inc.
6,955,000	4.70%, 04/01/2026	7,530,874
2,425,000	4.88%, 06/01/2025	2,637,187

		10,168,061

	Insurance - 2.0%
1,470,000	ACE Capital Trust II 9.70%, 04/01/2030	2,175,600
	Acrisure LLC / Acrisure Finance, Inc.
4,280,000	7.00%, 11/15/2025(2)	4,323,271
1,541,000	8.13%, 02/15/2024(2)	1,637,312
1,335,000	10.13%, 08/01/2026(2)	1,475,175

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	American International Group, Inc.
$ 7,510,000	2.50%, 06/30/2025	$8,030,030
3,875,000	4.25%, 03/15/2029	4,603,650
7,550,000	4.38%, 06/30/2050	9,262,540
5,348,000	4.70%, 07/10/2035	6,852,061
	Aon plc
4,775,000	3.50%, 06/14/2024	5,257,837
3,480,000	3.88%, 12/15/2025	4,021,444
2,300,000	4.25%, 12/12/2042	2,805,896
11,664,000	4.75%, 05/15/2045	16,098,479
500,000	Athene Global Funding 2.80%, 05/26/2023(2)	520,007
365,000	AXA Equitable Holdings, Inc. 5.00%, 04/20/2048	460,155
	Berkshire Hathaway Finance Corp.
7,845,000	4.20%, 08/15/2048	10,671,195
3,460,000	4.40%, 05/15/2042	4,807,779
	Brighthouse Financial, Inc.
560,000	4.70%, 06/22/2047	550,345
17,655,000	5.63%, 05/15/2030	20,323,525
840,000	CNO Financial Group, Inc. 5.25%, 05/30/2029	958,844
21,555,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	24,913,058
415,000	Equitable Holdings, Inc. 3.90%, 04/20/2023	446,807
	Genworth Holdings, Inc.
750,000	4.80%, 02/15/2024	660,000
1,070,000	4.90%, 08/15/2023	952,300
1,200,000	6.50%, 06/15/2034	990,000
770,000	7.20%, 02/15/2021	768,075
1,250,000	7.63%, 09/24/2021(6)	1,253,125
	Marsh & McLennan Cos., Inc.
12,690,000	3.88%, 03/15/2024	14,111,513
3,900,000	4.05%, 10/15/2023	4,291,352
7,455,000	4.75%, 03/15/2039	10,464,017
1,625,000	Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070(2)	1,889,550
10,000,000	MassMutual Global Funding II 2.35%, 01/14/2027(2)	10,743,799
13,735,000	Metropolitan Life Global Funding I 3.00%, 09/19/2027(2)	15,363,021
4,940,000	Nationwide Mutual Insurance Co. 9.38%, 08/15/2039(2)	8,328,807
14,205,000	New York Life Global Funding 3.00%, 01/10/2028(2)	15,979,738
2,775,000	New York Life Insurance Co. 3.75%, 05/15/2050(2)	3,374,055
765,000	NMI Holdings, Inc. 7.38%, 06/01/2025(2)	831,639
820,000	Peachtree Corners Funding Trust 3.98%, 02/15/2025(2)	907,321
465,000	Radian Group, Inc. 4.88%, 03/15/2027	450,645
4,715,000	Trinity Acquisition plc 4.40%, 03/15/2026	5,478,281
	Unum Group
2,875,000	4.00%, 06/15/2029	3,113,989
6,360,000	4.50%, 03/15/2025	7,020,871
4,475,000	4.50%, 12/15/2049	4,558,258
165,000	Voya Financial, Inc. 4.80%, 06/15/2046	206,527
	Willis North America, Inc.
755,000	2.95%, 09/15/2029	828,215
11,435,000	3.60%, 05/15/2024	12,484,565
5,525,000	3.88%, 09/15/2049	6,762,078

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 6,752,000	4.50%, 09/15/2028	$8,137,990

		270,144,741

	Internet - 1.0%
10,885,000	Alibaba Group Holding Ltd. 4.00%, 12/06/2037	13,461,546
	Amazon.com, Inc.
10,185,000	1.50%, 06/03/2030	10,544,558
12,955,000	2.50%, 06/03/2050	14,127,461
13,385,000	3.88%, 08/22/2037	17,383,001
4,320,000	4.25%, 08/22/2057	6,142,244
5,535,000	4.95%, 12/05/2044	8,344,741
	Booking Holdings, Inc.
1,480,000	4.50%, 04/13/2027	1,747,588
1,880,000	4.63%, 04/13/2030	2,290,029
2,945,000	Netflix, Inc. 3.63%, 06/15/2025(2)	3,121,700
	Prosus N.V.
EUR 355,000	2.03%, 08/03/2032(2)(10)	423,076
$ 1,005,000	4.03%, 08/03/2050(2)(10)	1,046,477
	Tencent Holdings Ltd.
6,280,000	1.81%, 01/26/2026(2)	6,409,971
7,145,000	2.39%, 06/03/2030(2)	7,425,662
1,175,000	3.24%, 06/03/2050(2)	1,310,819
265,000	3.29%, 06/03/2060(2)	303,534
22,630,000	3.60%, 01/19/2028(2)	25,496,854
255,000	3.93%, 01/19/2038(2)	303,460
10,000,000	3.98%, 04/11/2029(2)	11,647,994

		131,530,715

	Investment Company Security - 0.0%
410,000	MDGH - GMTN B.V. 2.50%, 11/07/2024(3)	430,500

	Iron/Steel - 0.2%
985,000	ABJA Investment Co. Pte Ltd. 5.45%, 01/24/2028(3)	940,297
890,000	ArcelorMittal S.A. 3.60%, 07/16/2024	930,805
465,000	Cleveland-Cliffs, Inc. 4.88%, 01/15/2024(2)	448,725
1,025,000	CSN Resources S.A. 7.63%, 04/17/2026(2)	1,012,905
1,545,000	Nucor Corp. 2.00%, 06/01/2025	1,627,630
	Steel Dynamics, Inc.
1,375,000	2.40%, 06/15/2025	1,443,736
5,049,000	2.80%, 12/15/2024	5,369,231
790,000	3.25%, 01/15/2031	863,121
850,000	United States Steel Corp. 12.00%, 06/01/2025(2)	883,822
12,235,000	Vale Overseas Ltd. 3.75%, 07/08/2030	13,133,905

		26,654,177

	IT Services - 1.2%
	Apple, Inc.
7,000,000	1.13%, 05/11/2025	7,193,511
2,125,000	2.65%, 05/11/2050	2,344,969
8,545,000	2.95%, 09/11/2049	9,849,282
2,600,000	3.75%, 11/13/2047	3,350,154
1,300,000	3.85%, 05/04/2043	1,693,886
6,520,000	3.85%, 08/04/2046	8,490,368
2,895,000	4.25%, 02/09/2047	4,034,882
4,420,000	4.38%, 05/13/2045	6,185,238
1,120,000	4.45%, 05/06/2044	1,569,158
10,000,000	4.65%, 02/23/2046	14,511,221
	HP, Inc.

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 9,370,000	2.20%, 06/17/2025	$9,845,517
9,370,000	3.00%, 06/17/2027	10,091,442
	IBM Corp.
8,545,000	1.70%, 05/15/2027	8,878,577
2,745,000	2.85%, 05/15/2040	3,028,832
	International Business Machines Corp.
15,235,000	3.00%, 05/15/2024	16,608,591
16,120,000	3.50%, 05/15/2029	18,956,780
12,435,000	4.15%, 05/15/2039	15,774,453
9,715,000	4.25%, 05/15/2049	12,815,791
3,085,000	Leidos, Inc. 3.63%, 05/15/2025(2)	3,407,999
	Presidio Holdings, Inc.
1,650,000	4.88%, 02/01/2027(2)	1,683,000
1,850,000	8.25%, 02/01/2028(2)	1,924,000

		162,237,651

	Leisure Time - 0.0%
	Carnival Corp.
1,545,000	10.50%, 02/01/2026(2)	1,599,075
3,210,000	11.50%, 04/01/2023(2)	3,490,875
450,000	Royal Caribbean Cruises Ltd. 10.88%, 06/01/2023(2)	474,350

		5,564,300

	Lodging - 0.3%
	Boyd Gaming Corp.
2,000,000	4.75%, 12/01/2027(2)	1,922,500
3,455,000	6.38%, 04/01/2026	3,532,737
3,895,000	FelCor Lodging L.P. 6.00%, 06/01/2025	3,856,050
	Hilton Domestic Operating Co., Inc.
3,267,000	4.25%, 09/01/2024	3,299,670
1,135,000	5.38%, 05/01/2025(2)	1,186,643
420,000	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.63%, 04/01/2025	426,825
9,940,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	9,971,725
930,000	Marriott International, Inc. 5.75%, 05/01/2025	1,033,068
400,000	MGM China Holdings Ltd. 5.38%, 05/15/2024(2)	411,000
955,000	MGM Resorts International 4.63%, 09/01/2026	924,383
1,000,000	Sands China Ltd. 3.80%, 01/08/2026(2)	1,040,500
2,965,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(2)	2,816,750
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
485,000	4.25%, 05/30/2023(2)	454,091
11,380,000	5.50%, 03/01/2025(2)	10,697,200

		41,573,142

	Machinery - Construction & Mining - 0.0%
1,685,000	Caterpillar, Inc. 3.25%, 09/19/2049	2,019,678

	Machinery-Diversified - 0.4%
31,890,000	Otis Worldwide Corp. 2.29%, 04/05/2027(2)	34,198,872
14,610,000	Stanley Black & Decker, Inc. 3.40%, 03/01/2026	16,564,353
2,665,000	Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025	2,783,992

		53,547,217

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Media - 3.1%
	Altice Financing S.A.
$ 4,960,000	5.00%, 01/15/2028(2)	$5,091,688
2,380,000	7.50%, 05/15/2026(2)	2,559,095
200,000	Cable Onda S.A. 4.50%, 01/30/2030(2)	209,974
415,000	CBS Corp. 3.70%, 08/15/2024	458,527
	CCO Holdings LLC / CCO Holdings Capital Corp.
15,005,000	4.25%, 02/01/2031(2)	15,658,016
1,270,000	4.50%, 08/15/2030(2)	1,346,073
1,480,000	4.50%, 05/01/2032(2)	1,561,400
4,075,000	5.75%, 02/15/2026(2)	4,268,562
	Charter Communications Operating LLC / Charter Communications Operating Capital
4,780,000	2.80%, 04/01/2031	5,015,319
13,843,000	4.80%, 03/01/2050	16,774,276
8,620,000	4.91%, 07/23/2025	10,008,755
6,230,000	5.13%, 07/01/2049	7,642,953
10,990,000	5.38%, 05/01/2047	13,915,750
4,595,000	5.75%, 04/01/2048	6,050,221
6,903,000	6.48%, 10/23/2045	9,636,234
	Comcast Corp.
1,680,000	1.95%, 01/15/2031	1,755,098
4,530,000	2.80%, 01/15/2051	4,903,881
10,280,000	3.20%, 07/15/2036	11,976,452
2,810,000	3.25%, 11/01/2039	3,311,558
6,640,000	3.40%, 07/15/2046	7,894,936
2,465,000	3.45%, 02/01/2050	2,989,937
1,925,000	3.75%, 04/01/2040	2,399,361
2,520,000	3.97%, 11/01/2047	3,226,998
10,468,000	4.05%, 11/01/2052	13,765,073
4,530,000	4.40%, 08/15/2035	5,849,733
6,230,000	4.60%, 10/15/2038	8,427,431
5,000,000	4.60%, 08/15/2045	6,986,358
8,635,000	4.70%, 10/15/2048	12,375,992
1,095,000	4.75%, 03/01/2044	1,543,858
446,000	7.05%, 03/15/2033	702,691
	Cox Communications, Inc.
13,234,000	3.15%, 08/15/2024(2)	14,365,301
8,763,000	4.50%, 06/30/2043(2)	10,956,024
1,936,000	4.70%, 12/15/2042(2)	2,556,314
2,604,000	6.45%, 12/01/2036(2)	3,737,476
	CSC Holdings LLC
1,740,000	4.13%, 12/01/2030(2)	1,837,910
5,360,000	5.50%, 04/15/2027(2)	5,748,600
3,480,000	6.50%, 02/01/2029(2)	3,984,600
	Discovery Communications LLC
2,965,000	2.95%, 03/20/2023	3,120,304
3,485,000	3.63%, 05/15/2030	3,866,879
855,000	3.90%, 11/15/2024	941,197
7,350,000	3.95%, 06/15/2025	8,303,211
3,490,000	4.65%, 05/15/2050	4,186,601
1,633,000	4.88%, 04/01/2043	1,950,415
13,920,000	5.20%, 09/20/2047	17,764,448
1,376,000	5.30%, 05/15/2049	1,779,391
	DISH DBS Corp.
2,065,000	5.00%, 03/15/2023	2,152,886
1,225,000	5.88%, 07/15/2022	1,289,313
2,170,000	5.88%, 11/15/2024	2,262,659
1,795,000	6.75%, 06/01/2021	1,857,825
2,210,000	7.38%, 07/01/2028(2)	2,339,197
830,000	7.75%, 07/01/2026	935,908
	Fox Corp.
5,895,000	4.03%, 01/25/2024	6,538,199
4,000,000	5.48%, 01/25/2039	5,527,435

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 455,000	Globo Comunicacao e Participacoes S.A. 4.84%, 06/08/2025(3)	$452,730
	Gray Television, Inc.
2,160,000	5.13%, 10/15/2024(2)	2,218,946
630,000	5.88%, 07/15/2026(2)	651,811
415,000	Grupo Televisa S.A.B. 4.63%, 01/30/2026	462,094
335,000	Quebecor Media, Inc. 5.75%, 01/15/2023	365,251
1,150,000	Sinclair Television Group, Inc. 5.63%, 08/01/2024(2)	1,162,938
2,920,000	Sirius XM Radio, Inc. 4.63%, 07/15/2024(2)	3,074,760
	Time Warner Cable LLC
295,000	4.00%, 09/01/2021	302,669
1,875,000	4.50%, 09/15/2042	2,186,612
1,300,000	5.50%, 09/01/2041	1,627,552
10,340,000	5.88%, 11/15/2040	13,426,951
2,825,000	6.75%, 06/15/2039	3,965,083
1,565,000	Time Warner Entertainment Co. L.P. 8.38%, 07/15/2033	2,443,828
200,000	Vertical Media GmbH Co. 7.63%, 07/15/2028(2)	212,500
1,470,000	Vertical U.S Newco, Inc. 5.25%, 07/15/2027(2)	1,558,200
	ViacomCBS, Inc.
2,600,000	4.20%, 05/19/2032	2,996,415
2,460,000	4.25%, 09/01/2023	2,693,314
9,057,000	4.38%, 03/15/2043	9,984,426
3,915,000	4.75%, 05/15/2025	4,508,102
11,000,000	4.95%, 01/15/2031	13,233,214
3,175,000	4.95%, 05/19/2050	3,829,187
5,110,000	5.85%, 09/01/2043	6,576,389
2,520,000	Videotron Ltd. 5.00%, 07/15/2022	2,639,700
460,000	Virgin Media Finance plc 5.00%, 07/15/2030(2)	480,626
3,985,000	Virgin Media Secured Finance plc 4.50%, 08/15/2030(2)	4,263,551
	Walt Disney Co.
5,375,000	1.75%, 01/13/2026	5,617,817
13,690,000	2.65%, 01/13/2031	14,891,081
1,580,000	2.75%, 09/01/2049	1,621,475
1,177,000	5.40%, 10/01/2043	1,670,580
2,440,000	6.40%, 12/15/2035	3,759,447
2,890,000	WMG Acquisition Corp. 5.50%, 04/15/2026(2)	2,998,375
	Ziggo B.V.
8,250,000	4.88%, 01/15/2030(2)	8,768,100
3,931,000	5.50%, 01/15/2027(2)	4,147,205

		425,099,222

	Metal Fabricate/Hardware - 0.0%
470,000	Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(2)	484,100
	Novelis Corp.
1,790,000	4.75%, 01/30/2030(2)	1,867,454
1,045,000	5.88%, 09/30/2026(2)	1,114,921
630,000	TriMas Corp. 4.88%, 10/15/2025(2)	644,370

		4,110,845

	Mining - 0.3%
	Anglo American Capital plc
5,215,000	4.00%, 09/11/2027(2)	5,802,198
870,000	4.50%, 03/15/2028(2)	993,970
4,740,000	4.75%, 04/10/2027(2)	5,454,191

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 4,100,000	4.88%, 05/14/2025(2)	$4,639,275
7,285,000	5.63%, 04/01/2030(2)	9,131,093
2,640,000	Constellium SE 5.88%, 02/15/2026(2)	2,719,200
440,000	Freeport-McMoRan, Inc. 4.55%, 11/14/2024	479,600
	Teck Resources Ltd.
6,715,000	3.90%, 07/15/2030(2)	6,946,611
1,000,000	5.20%, 03/01/2042	1,025,655

		37,191,793

	Miscellaneous Manufacturing - 0.3%
	General Electric Co.
5,655,000	3.45%, 05/01/2027	5,947,961
770,000	3.63%, 05/01/2030	779,428
367,000	4.13%, 10/09/2042	373,916
2,910,000	4.35%, 05/01/2050	3,018,052
13,030,000	Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 02/21/2021	13,196,644
8,506,000	Ingersoll-Rand Luxembourg Finance S.A. 4.50%, 03/21/2049	10,948,554

		34,264,555

	Office/Business Equipment - 0.1%
	CDW LLC / CDW Finance Corp.
730,000	4.13%, 05/01/2025	771,756
1,050,000	4.25%, 04/01/2028	1,121,967
	Xerox Corp.
915,000	3.80%, 05/15/2024	919,575
4,050,000	4.13%, 03/15/2023	4,165,749
145,000	4.80%, 03/01/2035	136,300
1,155,000	6.75%, 12/15/2039	1,269,047

		8,384,394

	Oil & Gas - 1.3%
	Apache Corp.
3,425,000	4.38%, 10/15/2028	3,420,719
982,000	4.75%, 04/15/2043	935,355
1,163,000	5.10%, 09/01/2040	1,128,110
	BP Capital Markets America, Inc.
7,905,000	3.54%, 04/06/2027	8,972,427
3,945,000	3.63%, 04/06/2030	4,569,377
1,389,000	Canadian Natural Resources Ltd. 3.90%, 02/01/2025	1,513,354
1,620,000	Centennial Resource Production LLC 5.38%, 01/15/2026(2)	724,950
1,795,000	Chesapeake Energy Corp. 11.50%, 01/01/2025(2)	166,038
	Cimarex Energy Co.
4,100,000	3.90%, 05/15/2027	4,169,076
3,980,000	4.38%, 03/15/2029	4,140,478
	Continental Resources, Inc.
4,080,000	4.38%, 01/15/2028	3,805,824
1,025,000	4.90%, 06/01/2044(6)	882,781
1,000,000	CVR Energy, Inc. 5.75%, 02/15/2028(2)	895,300
1,530,000	Devon Energy Corp. 4.75%, 05/15/2042	1,477,304
3,345,000	Devon Financing Co. LLC 7.88%, 09/30/2031	4,113,727
	Ecopetrol S.A.
1,010,000	5.88%, 09/18/2023	1,112,262
1,525,000	6.88%, 04/29/2030	1,837,625
200,000	Empresa Nacional del Petroleo 5.25%, 11/06/2029(3)	228,971
2,915,000	EQT Corp. 3.90%, 10/01/2027	2,746,804

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Equinor ASA
$ 3,685,000	2.38%, 05/22/2030	$3,959,418
3,365,000	3.63%, 04/06/2040	4,050,056
2,055,000	3.70%, 04/06/2050	2,534,160
3,405,000	Foothills Resource, Inc. 11.50%, 04/01/2023	341
	Hess Corp.
1,445,000	6.00%, 01/15/2040(6)	1,661,203
1,980,000	7.13%, 03/15/2033	2,377,059
10,742,000	7.30%, 08/15/2031	12,898,038
2,960,000	Jagged Peak Energy LLC 5.88%, 05/01/2026	3,019,200
210,000	KazMunayGas National Co. JSC 5.38%, 04/24/2030(3)	248,317
15,160,000	Marathon Petroleum Corp. 4.70%, 05/01/2025	17,224,914
2,545,000	Matador Resources Co. 5.88%, 09/15/2026	1,934,200
299,000	NAK Naftogaz Ukraine via Kondor Finance plc 7.63%, 11/08/2026(2)	287,766
	Noble Energy, Inc.
7,665,000	6.00%, 03/01/2041	11,005,425
2,020,000	8.00%, 04/01/2027	2,691,899
	Occidental Petroleum Corp.
2,070,000	3.00%, 02/15/2027	1,826,775
720,000	3.40%, 04/15/2026	651,600
6,972,000	4.20%, 03/15/2048	5,666,842
1,098,000	4.40%, 04/15/2046	894,541
	Parsley Energy LLC / Parsley Finance Corp.
1,194,000	4.13%, 02/15/2028(2)	1,176,090
503,000	5.38%, 01/15/2025(2)	517,939
	Petrobras Global Finance B.V.
1,440,000	5.60%, 01/03/2031	1,516,680
635,000	6.75%, 06/03/2050	690,880
945,000	6.88%, 01/20/2040	1,047,769
	Petroleos de Venezuela S.A.
435,000	6.00%, 05/16/2024	10,875
190,000	9.00%, 11/17/2021	4,750
	Petroleos Mexicanos
75,000	5.95%, 01/28/2031(3)	64,500
300,000	6.38%, 01/23/2045	238,470
50,000	6.75%, 09/21/2047	40,625
5,320,000	7.69%, 01/23/2050(3)	4,677,876
11,110,000	Phillips 66 2.15%, 12/15/2030	11,011,325
	QEP Resources, Inc.
1,510,000	5.25%, 05/01/2023	1,053,225
1,575,000	5.63%, 03/01/2026	917,437
	Saudi Arabian Oil Co.
1,625,000	2.75%, 04/16/2022(2)	1,670,336
6,174,000	2.88%, 04/16/2024(2)	6,498,502
2,320,000	Shell International Finance B.V. 4.55%, 08/12/2043	3,066,568
1,735,000	Sinopec Group Overseas Development Ltd. 2.70%, 05/13/2030(2)	1,857,418
	SM Energy Co.
1,485,000	5.00%, 01/15/2024(6)	816,750
700,000	5.63%, 06/01/2025	364,000
640,000	6.63%, 01/15/2027	315,200
1,175,000	6.75%, 09/15/2026(6)	587,500
	State Oil Co. of the Azerbaijan Republic
725,000	4.75%, 03/13/2023(3)	759,858
495,000	6.95%, 03/18/2030(3)	594,238
3,955,000	Suncor Energy, Inc. 4.00%, 11/15/2047	4,385,307
	Sunoco L.P. / Sunoco Finance Corp.

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,425,000	5.50%, 02/15/2026	$1,460,625
820,000	6.00%, 04/15/2027	865,100
6,365,000	Transocean, Inc. 6.80%, 03/15/2038	1,631,031
	Valero Energy Corp.
3,130,000	4.00%, 04/01/2029(6)	3,573,117
3,460,000	4.35%, 06/01/2028	4,011,162
1,920,000	6.63%, 06/15/2037	2,652,065
2,670,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(2)(6)	1,501,875
	WPX Energy, Inc.
389,000	5.25%, 09/15/2024	401,020
410,000	5.75%, 06/01/2026	415,637
1,565,000	5.88%, 06/15/2028(6)	1,603,155
1,225,000	YPF S.A. 8.50%, 03/23/2025(2)	1,025,937

		182,797,078

	Oil & Gas Services - 0.1%
4,660,000	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. 4.49%, 05/01/2030	5,542,547
8,711,000	Halliburton Co. 2.92%, 03/01/2030	8,756,153

		14,298,700

	Packaging & Containers - 0.3%
3,225,000	ARD Finance S.A. (6.50% Cash, 7.25% PIK) 6.50%, 06/30/2027(2)(8)	3,297,563
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
1,040,000	4.13%, 08/15/2026(2)	1,079,312
5,145,000	5.25%, 04/30/2025(2)	5,453,700
4,595,000	5.25%, 08/15/2027(2)	4,809,908
200,000	6.00%, 02/15/2025(2)	209,000
	Ball Corp.
EUR 1,670,000	0.88%, 03/15/2024	1,926,024
1,435,000	1.50%, 03/15/2027	1,654,017
$415,000	4.88%, 03/15/2026	471,992
1,940,000	5.25%, 07/01/2025	2,211,600
1,410,000	Berry Global, Inc. 5.63%, 07/15/2027(2)	1,508,700
	Crown Americas LLC / Crown Americas Capital Corp.
5,237,000	4.25%, 09/30/2026	5,553,210
2,055,000	4.75%, 02/01/2026	2,144,351
5,230,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(2)	5,308,450
390,000	OI European Group B.V. 4.00%, 03/15/2023(2)	392,925
	Owens-Brockway Glass Container, Inc.
2,960,000	5.88%, 08/15/2023(2)	3,124,872
2,710,000	6.38%, 08/15/2025(2)	2,899,700
EUR 1,255,000	Silgan Holdings, Inc. 2.25%, 06/01/2028	1,452,457
$ 415,000	Trivium Packaging Finance B.V. 5.50%, 08/15/2026(2)	442,100

		43,939,881

	Pharmaceuticals - 2.7%
	AbbVie, Inc.
7,100,000	2.30%, 11/21/2022(2)	7,374,422
15,320,000	2.95%, 11/21/2026(2)	16,903,650
7,400,000	3.20%, 11/21/2029(2)	8,317,678
19,545,000	3.45%, 03/15/2022(2)	20,328,289
9,055,000	4.05%, 11/21/2039(2)	11,141,614
16,100,000	4.25%, 11/21/2049(2)	20,481,939
4,000,000	4.45%, 05/14/2046	5,120,547
2,840,000	4.63%, 10/01/2042(2)	3,608,445
2,500,000	4.85%, 06/15/2044(2)	3,325,502

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 11,865,000	AstraZeneca plc 3.38%, 11/16/2025	$13,471,781
	Bausch Health Cos., Inc.
5,535,000	5.00%, 01/30/2028(2)	5,562,564
246,000	5.50%, 03/01/2023(2)	246,000
2,329,000	5.88%, 05/15/2023(2)	2,329,000
1,970,000	6.13%, 04/15/2025(2)	2,034,025
450,000	6.25%, 02/15/2029(2)	478,035
2,550,000	7.00%, 01/15/2028(2)	2,773,125
360,000	9.00%, 12/15/2025(2)	397,800
390,000	Baxalta, Inc. 3.60%, 06/23/2022	407,531
	Bayer U.S. Finance LLC
2,900,000	4.20%, 07/15/2034(2)	3,490,625
7,820,000	4.25%, 12/15/2025(2)	8,967,827
	Becton Dickinson and Co.
1,050,000	2.82%, 05/20/2030	1,153,775
3,345,000	3.79%, 05/20/2050	4,074,580
	Bristol-Myers Squibb Co.
10,000,000	3.20%, 06/15/2026	11,357,632
2,000,000	3.25%, 08/01/2042	2,457,223
9,306,000	3.88%, 08/15/2025	10,729,046
535,000	Catalent Pharma Solutions, Inc. 4.88%, 01/15/2026(2)	549,712
	Cigna Corp.
5,155,000	3.20%, 03/15/2040	5,766,556
4,305,000	3.25%, 04/15/2025	4,755,431
13,680,000	4.13%, 11/15/2025	15,851,460
	CVS Health Corp.
3,280,000	3.00%, 08/15/2026	3,627,413
2,100,000	3.25%, 08/15/2029	2,361,812
13,725,000	4.10%, 03/25/2025	15,601,045
4,605,000	4.13%, 04/01/2040	5,610,573
16,780,000	4.78%, 03/25/2038	21,558,457
9,435,000	5.13%, 07/20/2045	12,834,433
	Elanco Animal Health, Inc.
430,000	5.02%, 08/28/2023	474,075
410,000	5.65%, 08/28/2028	475,600
	Endo Dac / Endo Finance LLC / Endo Finco, Inc.
915,000	5.88%, 10/15/2024(2)	910,425
3,552,000	6.00%, 06/30/2028(2)	2,708,400
2,464,000	9.50%, 07/31/2027(2)	2,651,880
8,110,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	9,260,304
6,420,000	Johnson & Johnson 3.63%, 03/03/2037	8,040,023
200,000	McKesson Corp. 3.65%, 11/30/2020	202,195
16,485,000	Merck & Co., Inc. 3.90%, 03/07/2039	21,594,851
415,000	Mylan, Inc. 4.20%, 11/29/2023	456,064
1,925,000	Novartis Capital Corp. 2.75%, 08/14/2050	2,188,248
1,124,000	Par Pharmaceutical, Inc. 7.50%, 04/01/2027(2)	1,195,520
830,000	Perrigo Finance Unlimited Co. 3.90%, 12/15/2024	898,591
	Pfizer, Inc.
8,535,000	2.63%, 04/01/2030	9,652,923
4,525,000	4.00%, 12/15/2036	5,779,179
2,725,000	4.00%, 03/15/2049	3,703,402
18,890,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	19,266,656
	Takeda Pharmaceutical Co., Ltd.
6,125,000	2.05%, 03/31/2030	6,291,203

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 3,065,000	3.18%, 07/09/2050	$3,356,161
	Teva Pharmaceutical Finance Netherlands B.V.
1,765,000	2.80%, 07/21/2023	1,711,697
14,390,000	3.15%, 10/01/2026	13,126,702
1,735,000	6.75%, 03/01/2028(6)	1,925,850
	Upjohn, Inc.
2,855,000	1.65%, 06/22/2025(2)	2,938,037
2,245,000	2.30%, 06/22/2027(2)	2,359,222

		376,216,755

	Pipelines - 1.6%
3,100,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.75%, 01/15/2028(2)	2,643,060
	Buckeye Partners L.P.
1,005,000	4.13%, 03/01/2025(2)	1,010,025
910,000	4.15%, 07/01/2023	914,550
1,030,000	4.50%, 03/01/2028(2)	1,024,850
3,917,000	Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/2027	4,428,476
1,154,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029	1,220,701
3,725,000	DCP Midstream Operating L.P. 5.38%, 07/15/2025	3,922,499
1,360,000	Enbridge, Inc. 6.00%, 01/15/2077, (6.00% fixed rate until 01/15/2027; 3 mo. USD LIBOR + 3.890% thereafter)(4)	1,343,000
	Energy Transfer Operating L.P.
8,950,000	3.75%, 05/15/2030	8,851,403
2,275,000	4.90%, 03/15/2035	2,305,523
1,190,000	5.15%, 03/15/2045	1,153,206
9,000,000	5.25%, 04/15/2029	9,776,169
4,958,000	5.30%, 04/15/2047	4,852,255
1,480,000	5.50%, 06/01/2027	1,631,832
940,000	6.05%, 06/01/2041	997,730
4,045,000	6.13%, 12/15/2045	4,254,212
3,910,000	6.25%, 04/15/2049	4,199,635
	Enterprise Products Operating LLC
1,430,000	4.20%, 01/31/2050	1,661,984
1,516,000	4.85%, 08/15/2042	1,837,026
1,025,000	5.10%, 02/15/2045	1,263,638
	EQM Midstream Partners L.P.
795,000	6.00%, 07/01/2025(2)	843,225
805,000	6.50%, 07/01/2027(2)	887,593
1,500,000	6.50%, 07/15/2048	1,494,330
	MPLX L.P.
7,400,000	4.00%, 02/15/2025	8,067,189
10,925,000	4.25%, 12/01/2027	11,862,039
4,850,000	4.70%, 04/15/2048	5,226,593
6,900,000	4.90%, 04/15/2058	7,398,896
2,450,000	5.20%, 03/01/2047	2,763,206
4,780,000	5.20%, 12/01/2047	5,237,665
445,000	5.50%, 02/15/2049	533,220
	ONEOK, Inc.
4,770,000	2.20%, 09/15/2025	4,680,087
810,000	3.10%, 03/15/2030	762,348
7,835,000	3.40%, 09/01/2029	7,627,514
11,350,000	6.35%, 01/15/2031	13,237,719
	Phillips 66 Partners L.P.
8,305,000	3.15%, 12/15/2029	8,466,754
420,000	3.55%, 10/01/2026	455,293
	Rockies Express Pipeline LLC
1,000,000	3.60%, 05/15/2025(2)	970,000
415,000	4.80%, 05/15/2030(2)	392,690
	Sabine Pass Liquefaction LLC
1,775,000	4.50%, 05/15/2030(2)	2,047,593
3,605,000	5.00%, 03/15/2027	4,124,495

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 4,000,000	5.88%, 06/30/2026	$4,820,377
	Sunoco Logistics Partners Operations L.P.
5,100,000	5.30%, 04/01/2044	5,078,751
1,065,000	5.35%, 05/15/2045	1,045,093
	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp.
1,145,000	4.75%, 10/01/2023(2)	1,103,517
2,770,000	6.00%, 03/01/2027(2)	2,516,545
5,750,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.50%, 07/15/2027(6)	6,152,500
	TransCanada PipeLines Ltd.
6,160,000	4.10%, 04/15/2030	7,275,292
5,840,000	4.63%, 03/01/2034	7,102,051
2,135,000	5.10%, 03/15/2049	2,986,062
865,000	Transcanada Trust 5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD LIBOR + 4.640% thereafter)(4)	930,832
425,000	Transportadora de Gas del Sur S.A. 6.75%, 05/02/2025(3)	370,813
1,395,000	Transportadora de Gas Internacional S.A. ESP 5.55%, 11/01/2028(2)	1,541,489
2,870,000	Valero Energy Partners L.P. 4.50%, 03/15/2028	3,335,395
	Western Midstream Operating L.P.
5,200,000	5.05%, 02/01/2030	5,265,676
1,675,000	6.25%, 02/01/2050	1,654,062
	Williams Cos., Inc.
371,000	4.90%, 01/15/2045	426,007
4,145,000	5.10%, 09/15/2045	4,901,587
4,100,000	5.40%, 03/04/2044	4,903,589
1,365,000	5.80%, 11/15/2043	1,675,726
5,344,000	6.30%, 04/15/2040	6,865,497

		216,321,084

	Real Estate - 0.1%
615,000	Alpha Star Holding V Ltd. 6.63%, 04/18/2023(3)	517,141
8,745,000	Crown Castle International Corp. 3.20%, 09/01/2024	9,532,935
760,000	Realogy Group LLC / Realogy Co-Issuer Corp. 9.38%, 04/01/2027(2)(6)	777,100

		10,827,176

	Real Estate Investment Trusts - 0.8%
	American Tower Corp.
70,000	1.30%, 09/15/2025	71,196
5,715,000	2.10%, 06/15/2030	5,943,978
	Brixmor Operating Partnership L.P.
1,770,000	4.05%, 07/01/2030	1,863,384
17,630,000	4.13%, 05/15/2029	18,857,945
	Equinix, Inc.
2,645,000	1.80%, 07/15/2027	2,718,399
7,655,000	2.15%, 07/15/2030	7,888,248
	GLP Capital L.P. / GLP Financing II, Inc.
158,000	4.00%, 01/15/2030	162,772
4,680,000	4.00%, 01/15/2031	4,856,670
4,815,000	5.75%, 06/01/2028	5,441,431
	Iron Mountain, Inc.
410,000	4.88%, 09/15/2027(2)	425,887
4,920,000	4.88%, 09/15/2029(2)	5,125,410
455,000	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc. 4.63%, 06/15/2025(2)	478,314
	National Retail Properties, Inc.
11,200,000	2.50%, 04/15/2030	11,011,519
1,555,000	3.10%, 04/15/2050	1,428,087

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 445,000	Scentre Group Trust 1 / Scentre Group Trust 2 3.63%, 01/28/2026(2)	$474,791
3,885,000	Simon Property Group L.P. 3.25%, 09/13/2049	3,881,558
5,605,000	UDR, Inc. 2.10%, 08/01/2032	5,723,844
	VEREIT Operating Partnership L.P.
935,000	3.10%, 12/15/2029	947,035
3,870,000	3.40%, 01/15/2028	4,016,146
	VICI Properties L.P. / VICI Note Co., Inc.
745,000	3.50%, 02/15/2025(2)	754,312
185,000	3.75%, 02/15/2027(2)	186,388
1,200,000	4.25%, 12/01/2026(2)	1,236,000
1,000,000	4.63%, 12/01/2029(2)	1,047,800
	Welltower, Inc.
4,155,000	2.70%, 02/15/2027	4,411,247
18,460,000	3.63%, 03/15/2024	20,014,542
2,620,000	4.00%, 06/01/2025	2,930,536

		111,897,439

	Retail - 1.3%
	1011778 BC ULC / New Red Finance, Inc.
455,000	3.88%, 01/15/2028(2)	473,059
4,020,000	4.38%, 01/15/2028(2)	4,181,323
5,230,000	5.00%, 10/15/2025(2)	5,347,675
	Alimentation Couche-Tard, Inc.
1,110,000	2.95%, 01/25/2030(2)	1,193,694
3,190,000	3.80%, 01/25/2050(2)	3,528,176
190,000	4.50%, 07/26/2047(2)	229,710
	Asbury Automotive Group, Inc.
176,000	4.50%, 03/01/2028(2)	180,465
179,000	4.75%, 03/01/2030(2)	183,475
2,785,000	Beacon Roofing Supply, Inc. 4.88%, 11/01/2025(2)	2,726,153
	CVS Health Corp.
5,330,000	2.75%, 12/01/2022	5,579,323
3,407,000	2.88%, 06/01/2026	3,724,340
	CVS Pass-Through Trust
10,743	6.04%, 12/10/2028	12,163
24,649	6.94%, 01/10/2030	28,289
	Home Depot, Inc.
1,010,000	3.30%, 04/15/2040	1,209,435
860,000	3.35%, 04/15/2050	1,054,244
3,627,000	3.50%, 09/15/2056	4,640,444
7,710,000	4.50%, 12/06/2048	10,887,890
9,050,000	5.88%, 12/16/2036	14,015,320
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
1,275,000	4.75%, 06/01/2027(2)	1,362,848
1,600,000	5.25%, 06/01/2026(2)	1,679,520
500,000	Kohl’s Corp. 4.25%, 07/17/2025	487,706
965,000	L Brands, Inc. 5.63%, 10/15/2023	978,790
	Lithia Motors, Inc.
735,000	4.63%, 12/15/2027(2)	781,158
1,315,000	5.25%, 08/01/2025(2)	1,367,600
	Lowe’s Cos., Inc.
11,540,000	3.38%, 09/15/2025	12,967,971
11,870,000	3.70%, 04/15/2046	14,076,380
5,365,000	4.05%, 05/03/2047	6,728,705
800,000	4.25%, 09/15/2044	1,001,595
1,690,000	4.55%, 04/05/2049	2,268,285
5,000,000	5.00%, 04/15/2040	6,825,813
450,000	Macy’s, Inc. 8.38%, 06/15/2025(2)	469,989
	McDonald’s Corp.

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 9,130,000	1.45%, 09/01/2025	$9,484,355
5,262,000	3.38%, 05/26/2025	5,889,443
11,915,000	3.63%, 09/01/2049	14,135,902
550,000	4.20%, 04/01/2050	702,699
9,030,000	4.60%, 05/26/2045	11,709,298
5,000,000	6.30%, 10/15/2037	7,642,284
	O’Reilly Automotive, Inc.
7,340,000	3.90%, 06/01/2029	8,697,598
1,655,000	4.20%, 04/01/2030	2,005,101
1,330,000	Party City Holdings, Inc. 6.63%, 08/01/2026(2)	305,900
1,055,000	PetSmart, Inc. 5.88%, 06/01/2025(2)	1,081,375
2,525,000	Staples, Inc. 7.50%, 04/15/2026(2)	2,215,183
4,915,000	United Rentals North America, Inc. 4.88%, 01/15/2028	5,277,481
2,600,000	Walmart, Inc. 3.95%, 06/28/2038	3,458,962
	Yum! Brands, Inc.
690,000	4.75%, 01/15/2030(2)	748,650
220,000	7.75%, 04/01/2025(2)	246,950

		183,792,719

	Semiconductors - 1.5%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
5,970,000	3.13%, 01/15/2025	6,417,674
3,545,000	3.50%, 01/15/2028	3,848,074
20,675,000	3.88%, 01/15/2027	22,968,206
	Broadcom, Inc.
16,540,000	3.15%, 11/15/2025(2)	17,837,297
13,370,000	4.11%, 09/15/2028(2)	15,102,695
700,000	4.15%, 11/15/2030(2)	786,248
1,500,000	4.25%, 04/15/2026(2)	1,694,316
800,000	4.70%, 04/15/2025(2)	914,924
2,960,000	Entegris, Inc. 4.63%, 02/10/2026(2)	3,075,795
	Intel Corp.
4,860,000	3.10%, 02/15/2060	5,631,503
5,035,000	3.25%, 11/15/2049	5,985,059
1,700,000	4.10%, 05/19/2046	2,219,643
4,930,000	4.60%, 03/25/2040	6,842,550
4,920,000	Lam Research Corp. 1.90%, 06/15/2030	5,213,546
1,300,000	Marvell Technology Group Ltd. 4.20%, 06/22/2023	1,406,963
	Microchip Technology, Inc.
16,290,000	2.67%, 09/01/2023(2)	16,864,160
790,000	4.33%, 06/01/2023	851,517
6,090,000	Micron Technology, Inc. 4.98%, 02/06/2026	7,149,889
	NVIDIA Corp.
990,000	3.50%, 04/01/2040	1,189,151
4,740,000	3.50%, 04/01/2050	5,677,004
1,180,000	3.70%, 04/01/2060	1,471,499
	NXP B.V. / NXP Funding LLC
9,163,000	4.88%, 03/01/2024(2)	10,308,493
3,485,000	5.35%, 03/01/2026(2)	4,176,676
2,790,000	5.55%, 12/01/2028(2)	3,498,830
	NXP B.V. / NXP Funding LLC / NXP USA, Inc.
855,000	2.70%, 05/01/2025(2)	916,370
3,005,000	3.15%, 05/01/2027(2)	3,272,027
4,632,000	4.30%, 06/18/2029(2)	5,399,458
	Qorvo, Inc.
2,010,000	4.38%, 10/15/2029(2)	2,165,775
2,810,000	5.50%, 07/15/2026	3,015,945

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	QUALCOMM, Inc.
$ 18,420,000	2.90%, 05/20/2024	$19,937,811
6,350,000	3.45%, 05/20/2025	7,137,651
5,092,000	4.30%, 05/20/2047	6,862,341
687,000	4.65%, 05/20/2035	950,124
3,676,000	4.80%, 05/20/2045	5,223,997
	Sensata Technologies B.V.
1,020,000	5.00%, 10/01/2025(2)	1,101,600
1,475,000	5.63%, 11/01/2024(2)	1,607,750

		208,722,561

	Software - 1.8%
995,000	BY Crown Parent LLC / BY Bond Finance, Inc. 4.25%, 01/31/2026(2)	1,031,367
1,215,000	CDK Global, Inc. 5.25%, 05/15/2029(2)	1,330,486
1,675,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(2)	1,712,688
	Fidelity National Information Services, Inc.
9,065,000	3.00%, 08/15/2026	10,160,871
12,090,000	3.75%, 05/21/2029	14,483,930
	Fiserv, Inc.
13,810,000	2.25%, 06/01/2027	14,791,285
11,730,000	3.20%, 07/01/2026	13,220,636
6,695,000	3.50%, 07/01/2029	7,748,107
	IQVIA, Inc.
EUR 820,000	2.25%, 01/15/2028(2)	955,913
$ 1,390,000	5.00%, 05/15/2027(2)	1,483,391
	Microsoft Corp.
13,045,000	2.53%, 06/01/2050	14,319,734
1,040,000	2.68%, 06/01/2060	1,148,846
6,395,000	3.45%, 08/08/2036	8,008,807
3,805,000	3.50%, 02/12/2035	4,839,841
4,915,000	3.95%, 08/08/2056	6,884,553
12,690,000	4.10%, 02/06/2037	16,997,784
	MSCI, Inc.
9,310,000	3.63%, 09/01/2030(2)	9,822,050
3,335,000	4.00%, 11/15/2029(2)	3,585,125
1,165,000	4.75%, 08/01/2026(2)	1,223,250
8,885,000	Open Text Corp. 3.88%, 02/15/2028(2)	9,237,734
1,625,000	Open Text Holdings, Inc. 4.13%, 02/15/2030(2)	1,706,250
	Oracle Corp.
6,000,000	2.65%, 07/15/2026	6,610,027
16,315,000	3.60%, 04/01/2040	19,317,690
6,360,000	3.60%, 04/01/2050	7,611,212
2,100,000	3.85%, 07/15/2036	2,586,426
12,610,000	3.85%, 04/01/2060	15,826,542
14,500,000	3.90%, 05/15/2035	18,230,801
8,745,000	4.00%, 11/15/2047	11,017,476
4,300,000	6.50%, 04/15/2038	6,938,872
	PTC, Inc.
400,000	3.63%, 02/15/2025(2)	414,708
440,000	4.00%, 02/15/2028(2)	462,154
4,095,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(2)	4,397,006
1,293,000	Western Digital Corp. 4.75%, 02/15/2026(6)	1,404,676

		239,510,238

	Telecommunications - 3.0%
EUR 1,330,000	Altice France Holding S.A. 8.00%, 05/15/2027(2)	1,683,761
	Altice France S.A.
$660,000	5.50%, 01/15/2028(2)	693,825
4,020,000	7.38%, 05/01/2026(2)	4,287,933

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 4,075,000	8.13%, 02/01/2027(2)	$4,548,922
	AT&T, Inc.
6,585,000	2.30%, 06/01/2027	6,974,412
11,880,000	3.50%, 06/01/2041	12,895,862
15,175,000	3.60%, 07/15/2025	17,083,535
5,295,000	3.65%, 06/01/2051	5,806,993
3,535,000	3.85%, 06/01/2060	3,920,363
5,545,000	3.88%, 01/15/2026	6,313,261
24,005,000	4.10%, 02/15/2028	28,124,638
3,335,000	4.13%, 02/17/2026	3,840,772
9,485,000	4.25%, 03/01/2027	11,106,076
10,395,000	4.30%, 02/15/2030	12,486,643
1,045,000	4.30%, 12/15/2042	1,237,489
870,000	4.35%, 03/01/2029	1,039,520
3,490,000	4.35%, 06/15/2045	4,131,812
905,000	4.50%, 05/15/2035	1,086,375
11,434,000	4.50%, 03/09/2048	14,004,012
3,905,000	4.55%, 03/09/2049	4,784,189
14,820,000	4.85%, 03/01/2039	18,508,384
315,000	5.15%, 03/15/2042	401,274
6,545,000	5.35%, 12/15/2043	8,317,404
1,085,000	Bharti Airtel International Netherlands B.V. 5.35%, 05/20/2024(3)	1,169,203
1,270,000	Bharti Airtel Ltd. 4.38%, 06/10/2025(3)	1,344,714
4,190,000	CenturyLink, Inc. 4.00%, 02/15/2027(2)	4,376,204
500,000	Connect Finco SARL / Connect US Finco LLC 6.75%, 10/01/2026(2)	512,650
1,835,000	Embarq Corp. 8.00%, 06/01/2036	2,150,620
	Frontier Communications Corp.
1,955,000	6.88%, 01/15/2025	606,050
1,190,000	10.50%, 09/15/2022	413,525
600,000	Intelsat Jackson Holdings S.A. 9.75%, 07/15/2025(2)	399,000
670,000	Millicom International Cellular S.A. 6.25%, 03/25/2029(2)	737,503
905,000	MTN Mauritius Investments Ltd. 5.37%, 02/13/2022(3)	924,639
945,000	Network i2i Ltd. 5.65%, 01/15/2025, (5.65% fixed rate until 01/15/2025; 5 year USD CMT + 4.274% thereafter)(3)(4)(5)	932,006
200,000	Ooredoo International Finance Ltd. 3.88%, 01/31/2028(3)	227,665
1,405,000	Oztel Holdings SPC Ltd. 5.63%, 10/24/2023(3)	1,397,792
	Sprint Corp.
3,253,000	7.13%, 06/15/2024	3,794,787
2,602,000	7.88%, 09/15/2023	3,018,320
12,555,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(2)	14,697,887
	T-Mobile USA, Inc.
405,000	3.50%, 04/15/2025(2)	446,614
15,175,000	3.88%, 04/15/2030(2)	17,379,169
13,135,000	4.38%, 04/15/2040(2)	16,036,653
6,365,000	4.50%, 04/15/2050(2)	7,945,748
1,015,000	Telecom Argentina S.A. 8.00%, 07/18/2026(3)	959,073
670,000	Telecom Italia Capital S.A. 7.20%, 07/18/2036	880,045
960,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(2)	1,072,781
500,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(2)	529,105

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Telefonica Emisiones S.A.
$ 1,150,000	4.57%, 04/27/2023	$1,266,532
4,465,000	4.67%, 03/06/2038	5,467,900
6,145,000	4.90%, 03/06/2048	7,629,893
12,290,000	5.21%, 03/08/2047	15,831,724
1,385,000	Tower Bersama Infrastructure Tbk PT 4.25%, 01/21/2025(3)	1,385,692
260,000	Turkcell Iletisim Hizmetleri AS 5.75%, 10/15/2025(2)	260,000
400,000	VEON Holdings B.V. 4.00%, 04/09/2025(3)	414,100
	Verizon Communications, Inc.
9,585,000	4.13%, 08/15/2046	12,461,752
17,585,000	4.50%, 08/10/2033	22,907,802
6,063,000	4.52%, 09/15/2048	8,415,002
3,370,000	4.67%, 03/15/2055	4,945,670
4,790,000	4.81%, 03/15/2039	6,557,595
2,945,000	5.01%, 08/21/2054	4,572,062
9,155,000	5.25%, 03/16/2037	12,917,599
	Vodafone Group plc
20,015,000	3.75%, 01/16/2024	21,978,063
6,500,000	4.13%, 05/30/2025	7,432,925
5,785,000	4.25%, 09/17/2050	7,097,489
6,355,000	5.25%, 05/30/2048	8,688,935
1,960,000	VTR Comunicaciones S.p.A. 5.13%, 01/15/2028(2)	2,082,500

		407,542,443

	Toys/Games/Hobbies - 0.0%
885,000	Hasbro, Inc. 3.55%, 11/19/2026	937,466
	Mattel, Inc.
1,040,000	5.88%, 12/15/2027(2)	1,128,597
2,570,000	6.75%, 12/31/2025(2)	2,752,650

		4,818,713

	Transportation - 0.9%
	Burlington Northern Santa Fe LLC
2,020,000	3.05%, 02/15/2051	2,359,630
8,215,000	4.55%, 09/01/2044	11,431,026
	CSX Corp.
3,165,000	3.35%, 09/15/2049	3,691,790
1,000,000	4.50%, 03/15/2049	1,377,432
1,000,000	4.75%, 05/30/2042	1,344,451
565,000	6.00%, 10/01/2036	809,407
	FedEx Corp.
4,925,000	3.80%, 05/15/2025	5,565,131
14,865,000	4.05%, 02/15/2048	16,952,860
5,750,000	4.25%, 05/15/2030	6,899,841
4,730,000	5.25%, 05/15/2050	6,336,514
600,000	Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(2)	662,400
3,734,000	Norfolk Southern Corp. 4.65%, 01/15/2046	5,050,181
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
4,520,000	3.45%, 07/01/2024(2)	4,923,903
9,895,000	4.88%, 07/11/2022(2)	10,634,340
	Rumo Luxembourg S.a.r.l.
465,000	5.25%, 01/10/2028(2)	480,746
566,000	5.88%, 01/18/2025(2)	594,181
800,000	5.88%, 01/18/2025(3)	839,832
320,000	7.38%, 02/09/2024(3)	337,120
	Russian Railways Via RZD Capital plc
200,000	4.38%, 03/01/2024(3)	214,575
675,000	5.70%, 04/05/2022(3)	717,004
	Union Pacific Corp.
4,455,000	3.25%, 02/05/2050	5,256,694

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 5,797,000	3.55%, 08/15/2039	$6,937,294
10,385,000	3.84%, 03/20/2060	13,241,455
6,203,000	4.38%, 09/10/2038	8,032,846
7,475,000	4.38%, 11/15/2065	10,127,293

		124,817,946

	Trucking & Leasing - 0.0%
	Avolon Holdings Funding Ltd.
690,000	3.95%, 07/01/2024(2)	627,971
285,000	4.38%, 05/01/2026(2)	252,142
1,895,000	5.25%, 05/15/2024(2)	1,768,683
200,000	Fly Leasing Ltd. 6.38%, 10/15/2021	185,500

		2,834,296

	Water - 0.1%
390,000	Aegea Finance S.a.r.l. 5.75%, 10/10/2024(3)	403,537
	American Water Capital Corp.
3,760,000	2.80%, 05/01/2030	4,239,484
3,365,000	3.45%, 05/01/2050	4,157,340
1,195,000	3.75%, 09/01/2047	1,500,600

		10,300,961

	Total Corporate Bonds (cost $5,872,921,672)	$6,580,917,191

Foreign Government Obligations - 4.0%
	Argentina - 0.3%
	Argentine Republic Government International Bond
EUR 546,000	3.38%, 01/15/2023(11)	269,433
$ 17,750,000	3.75%, 12/31/2038	7,401,750
5,345,000	4.63%, 01/11/2023	2,359,871
EUR 6,995,000	5.25%, 01/15/2028(3)	3,223,396
$1,055,000	5.63%, 01/26/2022	465,783
4,715,000	5.88%, 01/11/2028	1,980,300
375,000	6.63%, 07/06/2028	157,313
600,000	6.88%, 04/22/2021(11)	269,400
23,735,000	6.88%, 01/26/2027	10,028,037
7,045,000	6.88%, 01/11/2048	2,923,675
1,440,000	7.13%, 07/06/2036	612,000
10,190,000	7.50%, 04/22/2026	4,381,700
EUR 1,527,475	7.82%, 12/31/2033	844,947
$ 2,986,341	8.28%, 12/31/2033	1,502,129
	Provincia de Cordoba
425,000	7.13%, 06/10/2021(2)	286,960
1,630,000	7.13%, 08/01/2027(3)	1,026,916
1,675,000	7.45%, 09/01/2024(3)	1,085,902

		38,819,512

	Armenia - 0.0%
	Republic of Armenia International Bond
1,340,000	3.95%, 09/26/2029(3)	1,323,679
715,000	7.15%, 03/26/2025(3)	812,826

		2,136,505

	Azerbaijan - 0.1%
	Republic of Azerbaijan International Bond
681,000	3.50%, 09/01/2032(2)	677,731
2,970,000	3.50%, 09/01/2032(3)	2,955,744
565,000	5.13%, 09/01/2029(3)	603,917
	Southern Gas Corridor CJSC
1,394,000	6.88%, 03/24/2026(2)	1,640,181
3,210,000	6.88%, 03/24/2026(3)	3,776,886

		9,654,459

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Bermuda - 0.0%
$ 1,525,000	Bermuda Government International Bond 4.75%, 02/15/2029(2)	$1,794,162

	Brazil - 0.1%
	Brazilian Government International Bond
375,000	2.88%, 06/06/2025	379,879
4,295,000	3.88%, 06/12/2030	4,376,648
3,235,000	4.75%, 01/14/2050	3,344,181
9,014,000	5.00%, 01/27/2045	9,552,677
1,520,000	5.63%, 02/21/2047	1,736,600

		19,389,985

	Colombia - 0.3%
	Colombia Government International Bond
9,260,000	3.00%, 01/30/2030	9,533,170
3,660,000	3.13%, 04/15/2031	3,789,967
2,225,000	3.88%, 04/25/2027	2,416,350
2,260,000	4.13%, 05/15/2051	2,514,250
2,120,000	4.50%, 03/15/2029	2,406,200
13,880,000	5.00%, 06/15/2045	17,107,100

		37,767,037

	Croatia - 0.1%
	Croatia Government International Bond
EUR 5,075,000	1.13%, 06/19/2029(3)	6,127,552
1,890,000	2.70%, 06/15/2028(3)	2,560,276
182,000	2.75%, 01/27/2030(3)	249,724
2,735,000	3.00%, 03/20/2027(3)	3,704,949
$ 2,037,000	6.00%, 01/26/2024(3)	2,362,920
2,205,000	6.38%, 03/24/2021(3)	2,282,175

		17,287,596

	Dominican Republic - 0.0%
	Dominican Republic International Bond
300,000	4.50%, 01/30/2030(3)	290,550
755,000	5.95%, 01/25/2027(3)	801,055
1,334,000	6.00%, 07/19/2028(3)	1,417,375
410,000	6.40%, 06/05/2049(2)	414,100
450,000	6.40%, 06/05/2049(3)	454,500

		3,377,580

	Ecuador - 0.0%
	Ecuador Government International Bond
200,000	7.88%, 01/23/2028(3)	100,000
710,000	8.88%, 10/23/2027(3)	360,325
485,000	9.50%, 03/27/2030(2)	250,987

		711,312

	Egypt - 0.0%
	Egypt Government International Bond
EUR 250,000	5.63%, 04/16/2030(2)	265,115
240,000	5.63%, 04/16/2030(3)	254,511
145,000	6.38%, 04/11/2031(3)	158,063
$ 335,000	6.88%, 04/30/2040(3)	306,826
1,060,000	7.63%, 05/29/2032(2)	1,036,362
900,000	7.90%, 02/21/2048(3)	827,379
680,000	8.70%, 03/01/2049(3)	672,618

		3,520,874

	Ethiopia - 0.0%
2,323,000	Ethiopia International Bond 6.63%, 12/11/2024(3)	2,300,746

	Gabon - 0.0%
	Gabon Government International Bond
638,480	6.38%, 12/12/2024(3)	625,710
515,000	6.63%, 02/06/2031(2)	488,790
750,000	6.63%, 02/06/2031(3)	711,830

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,955,000	6.95%, 06/16/2025(3)	$1,916,141

		3,742,471

	Ghana - 0.0%
	Ghana Government International Bond
1,536,000	7.63%, 05/16/2029(3)	1,429,248
275,000	7.88%, 02/11/2035(2)	243,485
200,000	7.88%, 02/11/2035(3)	177,080
265,000	8.13%, 03/26/2032(3)	247,563
390,000	8.63%, 06/16/2049(3)	345,150

		2,442,526

	Guatemala - 0.0%
	Guatemala Government Bond
440,000	5.38%, 04/24/2032(2)	503,800
665,000	6.13%, 06/01/2050(2)	809,970

		1,313,770

	Honduras - 0.0%
1,225,000	Honduras Government International Bond 5.63%, 06/24/2030(2)	1,289,312

	Hungary - 0.2%
	Hungary Government International Bond
EUR 7,835,000	1.63%, 04/28/2032(3)	9,718,504
$ 5,544,000	5.38%, 02/21/2023	6,127,229
3,278,000	5.75%, 11/22/2023	3,765,602

		19,611,335

	Indonesia - 0.4%
	Indonesia Government International Bond
1,365,000	3.38%, 04/15/2023(3)	1,434,329
910,000	3.85%, 07/18/2027(3)	1,017,972
745,000	4.35%, 01/11/2048	893,496
2,600,000	4.45%, 04/15/2070	3,240,037
4,715,000	4.63%, 04/15/2043(3)	5,787,288
4,442,000	4.75%, 01/08/2026(3)	5,134,330
1,325,000	4.75%, 02/11/2029	1,592,333
980,000	4.75%, 07/18/2047(3)	1,238,840
10,129,000	5.13%, 01/15/2045(3)	13,270,822
2,141,000	5.25%, 01/08/2047(3)	2,875,618
	Perusahaan Penerbit SBSN Indonesia III
5,100,000	4.15%, 03/29/2027(3)	5,699,250
886,000	4.15%, 03/29/2027(2)	990,105
3,415,000	4.33%, 05/28/2025(3)	3,824,800

		46,999,220

	Ivory Coast - 0.0%
	Ivory Coast Government International Bond
EUR 356,000	5.25%, 03/22/2030(2)	386,977
250,000	5.25%, 03/22/2030(3)	271,753
295,000	6.63%, 03/22/2048(3)	307,429
570,000	6.88%, 10/17/2040(3)	622,948

		1,589,107

	Jordan - 0.1%
	Jordan Government International Bond
$ 1,235,000	4.95%, 07/07/2025(2)	1,232,712
1,400,000	5.75%, 01/31/2027(3)	1,418,072
1,235,000	5.85%, 07/07/2030(2)	1,234,742
2,425,000	6.13%, 01/29/2026(3)	2,519,856
1,897,000	7.38%, 10/10/2047(3)	1,980,914

		8,386,296

	Kenya - 0.0%
	Kenya Government International Bond
1,620,000	6.88%, 06/24/2024(3)	1,643,522

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 750,000	7.00%, 05/22/2027(3)	$737,813

		2,381,335

	Macedonia - 0.1%
EUR 3,465,000	Former Yugoslav Republic of Macedonia 3.98%, 07/24/2021(3)	4,168,129
	North Macedonia Government International Bond
200,000	2.75%, 01/18/2025(3)	240,188
2,045,000	3.68%, 06/03/2026(2)	2,550,384

		6,958,701

	Mexico - 0.5%
	Mexico Government International Bond
$ 1,775,000	3.25%, 04/16/2030	1,816,713
870,000	3.90%, 04/27/2025	942,149
200,000	4.35%, 01/15/2047	215,700
2,400,000	4.50%, 04/22/2029	2,692,800
30,583,000	4.50%, 01/31/2050	33,977,713
577,000	4.60%, 01/23/2046	643,355
9,120,000	4.75%, 04/27/2032	10,451,520
72,000	4.75%, 03/08/2044	81,792
16,590,000	5.00%, 04/27/2051	19,410,300

		70,232,042

	Mongolia - 0.0%
2,165,000	Mongolia Government International Bond 5.13%, 12/05/2022(3)	2,170,495

	Morocco - 0.0%
	Morocco Government International Bond
EUR 1,920,000	1.50%, 11/27/2031(3)	2,169,005
$ 1,605,000	4.25%, 12/11/2022(3)	1,684,704
570,000	5.50%, 12/11/2042(3)	718,542

		4,572,251

	Pakistan - 0.0%
	Pakistan Government International Bond
400,000	6.88%, 12/05/2027(3)	392,640
200,000	8.25%, 04/15/2024(3)	209,754
400,000	8.25%, 09/30/2025(3)	421,000

		1,023,394

	Panama - 0.2%
	Panama Government International Bond
2,500,000	3.16%, 01/23/2030	2,800,000
3,165,000	3.75%, 03/16/2025	3,489,413
2,695,000	4.30%, 04/29/2053	3,516,975
2,175,000	4.50%, 04/16/2050	2,879,156
6,150,000	4.50%, 04/01/2056	8,302,500
1,180,000	7.13%, 01/29/2026	1,511,875
4,365,000	Panama Notas del Tesoro 3.75%, 04/17/2026(2)	4,618,606

		27,118,525

	Paraguay - 0.1%
	Paraguay Government International Bond
1,240,000	4.63%, 01/25/2023(3)	1,329,900
410,000	4.70%, 03/27/2027(3)	469,450
855,000	5.00%, 04/15/2026(3)	983,250
565,000	5.40%, 03/30/2050(3)	720,375
380,000	5.60%, 03/13/2048(2)	489,250
1,205,000	5.60%, 03/13/2048(3)	1,551,437
945,000	6.10%, 08/11/2044(3)	1,273,388

		6,817,050

	Philippines - 0.1%
	Philippine Government International Bond
1,280,000	3.70%, 03/01/2041	1,546,577

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 8,170,000	3.95%, 01/20/2040	$10,095,469

		11,642,046

	Qatar - 0.1%
6,110,000	Qatar Government International Bond 3.75%, 04/16/2030(2)	7,179,983

	Romania - 0.1%
	Romanian Government International Bond
EUR 765,000	2.00%, 12/08/2026(3)	923,032
445,000	2.00%, 01/28/2032(2)	499,944
1,755,000	2.12%, 07/16/2031(3)	2,016,861
2,235,000	2.12%, 07/16/2031(2)	2,568,481
1,830,000	3.38%, 02/08/2038(3)	2,250,455
1,150,000	3.62%, 05/26/2030(2)	1,497,564
3,282,000	3.88%, 10/29/2035(3)	4,282,004
$ 696,000	4.00%, 02/14/2051(2)(6)	729,302

		14,767,643

	Russia - 0.4%
	Russian Federal Bond - OFZ
RUB 29,740,000	6.90%, 05/23/2029	431,755
78,180,000	7.65%, 04/10/2030	1,190,839
65,100,000	7.70%, 03/23/2033	1,003,463
175,030,000	7.95%, 10/07/2026	2,698,321
10,380,000	8.50%, 09/17/2031	169,211
	Russian Foreign Bond - Eurobond
$ 8,600,000	4.25%, 06/23/2027(3)	9,692,028
1,000,000	4.25%, 06/23/2027(2)	1,126,980
3,400,000	4.38%, 03/21/2029(2)	3,897,250
5,200,000	4.38%, 03/21/2029(3)	5,960,500
1,600,000	4.75%, 05/27/2026(3)	1,846,480
6,400,000	5.10%, 03/28/2035(3)	7,995,904
7,400,000	5.25%, 06/23/2047(3)	10,098,040
1,200,000	5.63%, 04/04/2042(3)	1,640,748

		47,751,519

	Saudi Arabia - 0.0%
2,415,000	Saudi Government International Bond 2.90%, 10/22/2025(2)	2,584,678

	Senegal - 0.0%
	Senegal Government International Bond
965,000	6.25%, 05/23/2033(3)	956,749
2,375,000	6.75%, 03/13/2048(3)	2,256,345
973,000	6.75%, 03/13/2048(2)	924,389
1,460,000	8.75%, 05/13/2021(3)	1,503,023

		5,640,506

	Serbia - 0.0%
	Serbia International Bond
EUR 586,000	1.50%, 06/26/2029(2)	659,217
1,080,000	1.50%, 06/26/2029(3)	1,214,938
2,266,000	3.13%, 05/15/2027(2)	2,839,400

		4,713,555

	South Africa - 0.1%
$ 8,595,000	Republic of South Africa Government International Bond 5.75%, 09/30/2049	7,634,251

	Supranational - 0.0%
	International Finance Corp.
MXN 154,000,000	0.00%, 02/22/2038(9)	2,214,334
IDR 25,000,000,000	8.00%, 10/09/2023	1,761,644

		3,975,978

	Tunisia - 0.0%
	Banque Centrale de Tunisie International Bond
EUR 100,000	5.63%, 02/17/2024(3)	107,418
$ 1,670,000	5.75%, 01/30/2025(3)	1,532,208

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 658,000	6.38%, 07/15/2026(3)	$693,165
100,000	6.75%, 10/31/2023(3)	110,713

		2,443,504

	Turkey - 0.4%
	Turkey Government International Bond
$ 450,000	3.25%, 03/23/2023	416,250
12,060,000	4.88%, 10/09/2026	10,726,646
8,600,000	4.88%, 04/16/2043	6,497,472
8,750,000	5.13%, 02/17/2028	7,728,875
14,505,000	5.75%, 05/11/2047	11,478,677
5,775,000	6.00%, 03/25/2027	5,425,613
9,855,000	6.00%, 01/14/2041	8,204,287

		50,477,820

	Ukraine - 0.2%
	Ukraine Government International Bond
3,540,000	7.25%, 03/15/2033(2)	3,416,100
6,955,000	7.38%, 09/25/2032(3)	6,822,994
4,500,000	7.75%, 09/01/2022(3)	4,677,318
620,000	7.75%, 09/01/2026(2)	633,987
1,250,000	7.75%, 09/01/2026(3)	1,278,200
7,300,000	7.75%, 09/01/2027(3)	7,455,125
2,485,000	8.99%, 02/01/2024(3)	2,673,612
695,000	9.75%, 11/01/2028(3)	774,647

		27,731,983

	United Arab Emirates - 0.1%
	Abu Dhabi Government International Bond
545,000	2.13%, 09/30/2024(2)	570,195
8,680,000	3.13%, 04/16/2030(2)	9,775,676
585,000	3.13%, 04/16/2030(3)	658,845
225,000	3.13%, 09/30/2049(3)	251,910
875,000	3.88%, 04/16/2050(2)	1,107,960
800,000	4.13%, 10/11/2047(3)	1,044,443

		13,409,029

	Venezuela - 0.0%
	Venezuela Government International Bond
345,000	6.00%, 12/09/2020	23,633
1,015,000	7.00%, 12/01/2018	69,528
3,170,000	7.00%, 03/31/2038	217,145
4,085,000	7.65%, 04/21/2025	279,823
4,765,000	7.75%, 10/13/2019	326,402
11,205,000	8.25%, 10/13/2024	767,542
11,937,200	9.00%, 05/07/2023	817,698
12,825,000	9.25%, 05/07/2028	878,512

		3,380,283

	Total Foreign Government Obligations (cost $555,269,053)	$546,740,376

Municipal Bonds - 0.2%
	General Obligation - 0.0%
910,000	California State, GO Taxable 7.55%, 04/01/2039(6)	1,652,260
850,000	State of Connecticut, GO 3.00%, 07/01/2021	867,714

		2,519,974

	Higher Education - 0.1%
12,000,000	Rutgers The State University of New Jersey 3.92%, 05/01/2119	15,893,040
5,660,000	University of California 1.32%, 05/15/2027	5,752,881

		21,645,921

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Transportation - 0.1%
$ 5,015,000	New York State Thruway Auth Rev 2.90%, 01/01/2035	$5,469,660
1,510,000	Port Auth of New York & New Jersey 4.46%, 10/01/2062(6)	2,093,977

		7,563,637

	Total Municipal Bonds (cost $26,473,285)	$31,729,532

Senior Floating Rate Interests - 0.1%(12)
	Auto Parts & Equipment - 0.0%
1,583,038	Panther BF Aggregator 2 3.67%, 04/30/2026, 3 mo. USD LIBOR + 3.500%	1,543,129

	Commercial Services - 0.1%
4,448,850	Dun & Bradstreet Corp. 3.92%, 02/08/2026, 1 mo. USD LIBOR + 3.750%	4,421,979

	Food - 0.0%
125,000	Froneri International Ltd. 5.91%, 01/31/2028, 1 mo. USD LIBOR + 5.750%	120,625

	Household Products - 0.0%
838,500	Diamond (BC) B.V. 3.16%, 09/06/2024, 3 mo. USD LIBOR + 3.000%	789,448

	Insurance - 0.0%
2,765,918	Asurion LLC 3.16%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	2,718,372
1,670,900	Hub International Ltd. 3.26%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	1,620,539

		4,338,911

	Total Senior Floating Rate Interests (cost $11,330,729)	$11,214,092

U.S. Government Securities - 0.4%
	U.S. Treasury Bonds - 0.2%
$ 7,090,000	4.25%, 11/15/2040(13)	$11,399,668
7,845,000	4.38%, 02/15/2038(14)	12,468,340
	U.S. Treasury Notes - 0.2%
19,015,000	0.13%, 07/15/2023	19,017,971
5,000,000	1.38%, 10/31/2020	5,015,167
2,105,000	1.50%, 10/31/2024	2,222,337
1,500,000	2.38%, 03/15/2022(14)	1,554,199

		27,809,674

	Total U.S. Government Securities (cost $45,399,154)	$51,677,682

Convertible Bonds - 0.2%
	Commercial Services - 0.0%
1,525,000	Square, Inc. 0.13%, 03/01/2025(2)	2,020,973

	Engineering & Construction - 0.0%
EUR 900,000	Cellnex Telecom S.A. 1.50%, 01/16/2026(3)	1,917,365

	Healthcare-Products - 0.1%
$ 1,105,000	Integra LifeSciences Holdings Corp. 0.50%, 08/15/2025(2)	1,026,226
2,350,000	NuVasive, Inc. 0.38%, 03/15/2025(2)	2,192,968

		3,219,194

	Lodging - 0.0%
520,000	Caesars Entertainment Corp. 5.00%, 10/01/2024	791,772

	Media - 0.0%
2,130,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(2)	2,140,650

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Oil & Gas - 0.0%
$ 1,825,000	Pioneer Natural Resources Co. 0.25%, 05/15/2025(2)	$2,157,150

	Semiconductors - 0.0%
980,000	Microchip Technology, Inc. 2.25%, 02/15/2037	1,396,500

	Software - 0.1%
	Splunk, Inc.
630,000	1.13%, 09/15/2025	976,100
873,000	1.13%, 06/15/2027(2)	988,056
2,226,000	Western Digital Corp. 1.50%, 02/01/2024	2,150,433
2,255,000	Workday, Inc. 0.25%, 10/01/2022	3,032,148

		7,146,737

	Total Convertible Bonds (cost $19,331,463)	$20,790,341

Escrows - 0.0%(15)
	Telecommunication Services - 0.0%
3,930,000	Nexstar Broadcasting, Inc.*(2)	4,206,279

	Total Escrows (cost $4,030,934)	$4,206,279

	Total Long-Term Investments (cost $11,756,643,774)	$13,175,707,584

Short-Term Investments - 3.0%
	Repurchase Agreements - 2.8%
379,970,752	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2020 at 0.070%, due on 08/03/2020 with a maturity value of $1,139,918,905; collateralized by U.S. Treasury Note at 0.375%, maturing 07/15/2025, with a market value of $146,252,946, U.S. Treasury Note at 0.250%, maturing 07/31/2025, with a market value of $52,985,479 and U.S. Treasury Note at 2.750%, maturing 06/30/2025, with a market value of $188,331,841	379,970,752

	Securities Lending Collateral - 0.2%
1,524,937	Citibank NA DDCA, 0.09%, 8/3/2020(16)	1,524,937
1,779,431	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(16)	1,779,431
27,194,372	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.13%(16)	27,194,372

		30,498,740

	Total Short-Term Investments (cost $410,469,492)	$410,469,492

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

		Market Value†
Total Investments (cost $12,167,113,266)	99.0%	$13,586,177,076
Other Assets and Liabilities	1.0%	140,846,302

Total Net Assets	100.0%	$13,727,023,378

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2020. Base lending rates may be subject to a floor or cap.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $1,364,883,212, representing 9.9% of net assets.

(3)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $283,083,772, representing 2.1% of net assets.

(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(7)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(8)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(9)	Security is a zero-coupon bond.
(10)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,420,829 at July 31, 2020.
(11)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(12)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2020.

(13)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2020, the market value of securities pledged was $9,309,460.
(14)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2020, the market value of securities pledged was $11,200,855.
(15)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(16)	Current yield as of period end.

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Futures Contracts Outstanding at July 31, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 5-Year Note Future	4,275	09/30/20	$539,184,375	$3,211,240
U.S. Treasury Long Bond Future	652	09/21/20	118,847,375	3,180,026

Total				$6,391,266

Short position contracts:
Euro-BOBL Future	15	09/08/20	$2,389,591	$(19,311)
Euro-BUND Future	199	09/08/20	41,612,850	(730,118)
Euro-BUXL 30-Year Bond Future	10	09/08/20	2,648,504	(171,432)
U.S. Treasury 2-Year Note Future	44	09/30/20	9,723,313	(9,237)
U.S. Treasury 10-Year Note Future	3,762	09/21/20	526,973,906	(5,159,791)
U.S. Treasury 10-Year Ultra Future	589	09/21/20	93,798,250	(1,341,468)
U.S. Treasury Ultra Long Term Bond Future	268	09/21/20	61,020,250	(3,559,919)

Total				$(10,991,276)

Total futures contracts				$(4,600,010)

		OTC Credit Default Swap Contracts Outstanding at July 31, 2020

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Sell protection:
CDX.NA.HY.33.V1	GSC	USD	1,515,000	5.00%	12/20/24	Quarterly	$—	$(16,236)	$149,510	$165,746
CDX.NA.HY.33.V1	GSC	USD	130,000	5.00%	12/20/24	Quarterly	—	(1,393)	12,829	14,222
CDX.NA.HY.33.V1	GSC	USD	3,495,000	5.00%	06/20/25	Quarterly	287,692	—	327,626	39,934
CDX.NA.HY.33.V1	GSC	USD	3,495,000	5.00%	06/20/25	Quarterly	287,692	—	327,626	39,934
CDX.NA.HY.33.V1	GSC	USD	1,730,000	5.00%	06/20/25	Quarterly	122,839	—	162,172	39,333

Total							$698,223	$(17,629)	$979,763	$299,169

Credit default swaps on single-name issues:
Buy protection:
Deutsche Bank AG	MSC	EUR	5,400,000	(1.00%)	06/20/24	Quarterly	$200,731	$—	$118,399	$(82,332)
Deutsche Bank AG	CBK	EUR	9,000,000	(1.00%)	06/20/24	Quarterly	341,881	—	197,331	(144,550)
Deutsche Bank AG	HSBC	EUR	5,600,000	(1.00%)	06/20/24	Quarterly	686,088	—	446,335	(239,753)
Realogy Group LLC	JPM	USD	760,000	(5.00%)	12/20/24	Quarterly	—	(35,254)	2,304	37,558

Total							$1,228,700	$(35,254)	$764,369	$(429,077)

Total OTC credit default swap contracts							$1,926,923	$(52,883)	$1,744,132	$(129,908)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2020
Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Sell protection:
CDX.NA.HY.33.V10	USD	66,580,150	5.00%	12/20/24	Quarterly	$1,713,457	$2,166,613	$453,156
CDX.NA.HY.34.V7	USD	9,884,100	5.00%	06/20/25	Quarterly	57,029	312,026	254,997

Total						$1,770,486	$2,478,639	$708,153

Credit default swaps on single-name issues:
Buy protection:
Republic of Turkey	USD	1,025,000	(1.00%)	06/20/25	Quarterly	$195,684	$194,558	$(1,126)
United Mexican States	USD	12,955,000	(1.00%)	06/20/25	Quarterly	328,793	248,278	(80,515)

Total						$524,477	$442,836	$(81,641)

Total centrally cleared credit default swap contracts						$2,294,963	$2,921,475	$626,512

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at July 31, 2020
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
15,175,000	BRL	2,821,397	USD	GSC	09/02/20	$83,467	$—
1,379,400,000	CLP	1,761,573	USD	HSBC	09/16/20	61,285	—
701,400,000	CLP	894,358	USD	CBK	09/16/20	32,533	—
6,297,829,000	COP	1,668,432	USD	GSC	09/16/20	12,620	—
3,280,100,000	COP	900,261	USD	BNP	09/16/20	—	(24,718)
61,950,000	CZK	2,626,880	USD	GSC	09/16/20	154,269	—
3,580,000	EUR	4,041,106	USD	JPM	09/16/20	180,221	—
1,577,000	EUR	1,789,200	USD	MSC	09/16/20	70,307	—
1,051,000	EUR	1,230,762	USD	BCLY	09/16/20	8,516	—
178,000	EUR	206,965	USD	BMO	09/16/20	2,923	—
331,000	EUR	391,764	USD	GSC	09/16/20	—	(1,468)
535,700,000	HUF	1,746,202	USD	MSC	09/16/20	85,482	—
288,600,000	HUF	930,350	USD	GSC	09/16/20	56,442	—
6,953,500,000	IDR	468,881	USD	BCLY	09/16/20	5,159	—
6,953,500,000	IDR	468,881	USD	JPM	09/16/20	5,159	—
123,790,000	INR	1,622,135	USD	BNP	09/16/20	24,863	—
69,740,000	INR	920,964	USD	BCLY	09/16/20	6,911	—
2,283,240,000	KRW	1,897,167	USD	HSBC	09/16/20	19,563	—
18,460,000	MXN	819,068	USD	SSG	09/17/20	5,267	—
6,775,000	PLN	1,719,496	USD	BNP	09/16/20	90,019	—
70,790,000	RUB	987,308	USD	JPM	09/16/20	—	(38,482)
3,655,000	SGD	2,625,417	USD	HSBC	09/16/20	34,917	—
30,080,000	THB	947,700	USD	BOA	09/16/20	16,811	—
53,170,000	THB	1,709,097	USD	JPM	09/16/20	—	(4,209)
935,019	USD	4,970,000	BRL	CBK	09/02/20	—	(16,360)
725,139	USD	590,300,000	CLP	HSBC	09/16/20	—	(54,934)
721,535	USD	2,716,400,000	COP	GSC	09/16/20	—	(3,541)
740,880	USD	17,670,000	CZK	GSC	09/16/20	—	(52,387)
16,047,185	USD	13,724,000	EUR	JPM	08/31/20	—	(129,577)
127,892	USD	110,000	EUR	ANZ	09/16/20	—	(1,814)
111,943	USD	99,000	EUR	HSBC	09/16/20	—	(4,792)
1,014,008	USD	881,000	EUR	GSC	09/16/20	—	(24,817)
735,803	USD	647,000	EUR	BNP	09/16/20	—	(27,102)
934,518	USD	829,000	EUR	CBK	09/16/20	—	(42,990)
1,027,384	USD	910,000	EUR	SSG	09/16/20	—	(45,635)
8,543,543	USD	7,476,000	EUR	MSC	09/16/20	—	(271,722)
52,957,574	USD	46,925,000	EUR	JPM	09/16/20	—	(2,373,658)

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

20,507	USD	16,000	GBP	TDB	08/28/20	—	(440)
746,434	USD	235,500,000	HUF	JPM	09/16/20	—	(58,796)
876,801	USD	12,718,000,000	IDR	GSC	09/16/20	9,779	—
668,066	USD	50,940,000	INR	HSBC	09/16/20	—	(9,680)
101,816	USD	2,304,000	MXN	HSBC	09/17/20	—	(1,070)
974,075	USD	22,480,000	MXN	SSG	09/17/20	—	(29,774)
748,048	USD	2,975,000	PLN	GSC	09/16/20	—	(46,537)
966,263	USD	3,800,000	PLN	BNP	09/16/20	—	(48,668)
3,945,260	USD	274,018,000	RUB	JPM	09/16/20	272,490	—
1,129,563	USD	78,900,000	RUB	BOA	09/16/20	72,036	—
733,022	USD	1,020,000	SGD	JPM	09/16/20	$—	$(9,397)
760,349	USD	23,510,000	THB	GSC	09/16/20	6,505	—
Total Foreign Currency Contracts						$1,317,544	$(3,322,568)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank

Currency Abbreviations:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield
CMT	Constant Maturity Treasury Index
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
CJSC	Closed Joint Stock Company
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PAC	Planned Amortization Class

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

PIK	Payment-in-kind
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Municipal Abbreviations:
Auth	Authority
GO	General Obligation
Rev	Revenue

The Hartford Balanced Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$40,547,571	$—	$40,547,571	$—
Banks	469,553,509	469,553,509	—	—
Capital Goods	715,825,380	674,518,279	41,307,101	—
Consumer Durables & Apparel	57,891,276	57,891,276	—	—
Consumer Services	77,144,120	77,144,120	—	—
Diversified Financials	173,648,959	173,648,959	—	—
Energy	252,382,753	252,382,753	—	—
Food, Beverage & Tobacco	562,973,970	562,973,970	—	—
Health Care Equipment & Services	261,571,738	261,571,738	—	—
Household & Personal Products	201,641,169	201,641,169	—	—
Insurance	435,671,392	435,671,392	—	—
Materials	11,924,690	11,924,690	—	—
Media & Entertainment	184,903,062	184,903,062	—	—
Pharmaceuticals, Biotechnology & Life Sciences	789,741,136	658,152,670	131,588,466	—
Real Estate	186,730,672	186,730,672	—	—
Retailing	98,753,519	98,753,519	—	—
Semiconductors & Semiconductor Equipment	162,670,589	162,670,589	—	—
Software & Services	53,581,470	53,581,470	—	—
Technology Hardware & Equipment	318,517,695	318,517,695	—	—
Telecommunication Services	202,769,872	202,769,872	—	—
Transportation	123,775,887	123,775,887	—	—
Utilities	545,501,597	545,501,597	—	—
Preferred Stocks	710,065	710,065	—	—
Corporate Bonds	6,580,917,191	—	6,580,917,191	—
Foreign Government Obligations	546,740,376	—	546,740,376	—
Municipal Bonds	31,729,532	—	31,729,532	—
Senior Floating Rate Interests	11,214,092	—	11,214,092	—
U.S. Government Securities	51,677,682	—	51,677,682	—
Convertible Bonds	20,790,341	—	20,790,341	—
Escrows	4,206,279	—	4,206,279	—
Short-Term Investments	410,469,492	30,498,740	379,970,752	—
Foreign Currency Contracts(2)	1,317,544	—	1,317,544	—
Futures Contracts(2)	6,391,266	6,391,266	—	—
Swaps - Credit Default(2)	1,044,880	—	1,044,880	—

Total	$13,594,930,766	$5,751,878,959	$7,843,051,807	$—

Liabilities
Foreign Currency Contracts(2)	$(3,322,568)	$—	$(3,322,568)	$—
Futures Contracts(2)	(10,991,276)	(10,991,276)	—	—
Swaps - Credit Default(2)	(548,276)	—	(548,276)	—

Total	$(14,862,120)	$(10,991,276)	$(3,870,844)	$—

(1)	For the period ended July 31, 2020, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The Hartford Capital Appreciation Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.4%
	Automobiles & Components - 0.3%
$ 7,214	Tesla, Inc.*	$10,321,503
110,586	Thor Industries, Inc.	12,605,698

		22,927,201

	Banks - 2.0%
2,106,767	Bank of America Corp.	52,416,363
175,041	M&T Bank Corp.	18,545,594
186,714	PNC Financial Services Group, Inc.	19,916,782
484,410	Western Alliance Bancorp	17,414,540
612,028	Zions Bancorp N.A	19,872,549

		128,165,828

	Capital Goods - 6.9%
157,818	3M Co.	23,746,874
193,892	Caterpillar, Inc.	25,764,369
688,505	Colfax Corp.*	20,021,725
185,098	Deere & Co.	32,634,628
374,087	Emerson Electric Co.	23,197,135
191,413	Fortive Corp.	13,435,279
198,479	General Dynamics Corp.	29,124,809
456,116	HD Supply Holdings, Inc.*	16,009,672
806,800	HF Global, Inc.(1)(2)(3)	12,126,204
1,445,247	Ingersoll Rand, Inc.*	45,655,353
825,369	JELD-WEN Holding, Inc.*	16,177,232
419,637	Johnson Controls International plc	16,147,632
556,665	Kennametal, Inc.	15,007,688
35,588	L3Harris Technologies, Inc.	5,990,528
151,832	Lockheed Martin Corp.	57,539,773
134,622	Northrop Grumman Corp.	43,753,496
314,270	Raytheon Technologies Corp.	17,812,824
557,658	SPX FLOW, Inc.*	22,350,933
149,998	Trane Technologies plc	16,780,276

		453,276,430

	Commercial & Professional Services - 1.8%
372,275	Clean Harbors, Inc.*	22,187,590
455,311	Copart, Inc.*	42,457,751
62,351	CoStar Group, Inc.*	52,983,386

		117,628,727

	Consumer Durables & Apparel - 2.9%
230,750	Lennar Corp. Class A	16,694,762
679,705	NIKE, Inc. Class B	66,346,005
310,277	Peloton Interactive, Inc. Class A*	21,167,097
257,426	Polaris, Inc.	26,677,056
819,377	Steven Madden Ltd.	17,354,405
170,095	Under Armour, Inc. Class A*	1,789,399
1,484,944	Under Armour, Inc. Class C*	14,092,119
399,205	VF Corp.	24,096,014

		188,216,857

	Consumer Services - 4.0%
847,190	Aramark	17,892,653
1,747,946	DraftKings, Inc.(2)(3)	57,035,478
2,126	DraftKings, Inc. Class A*	70,955
561,500	Las Vegas Sands Corp.	24,503,860
540,005	McDonald’s Corp.	104,912,171
77,093	Vail Resorts, Inc.	14,804,169
476,709	Wyndham Hotels & Resorts, Inc.	21,051,469
210,435	Yum! Brands, Inc.	19,160,107

		259,430,862

	Diversified Financials - 2.1%
855,872	American Express Co.	79,869,975
623,791	Bank of New York Mellon Corp.	22,362,907

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 256,720	Blackstone Group, Inc. Class A	$13,678,042
413,629	Voya Financial, Inc.	20,433,273

		136,344,197

	Energy - 0.6%
479,546	Diamondback Energy, Inc.	19,114,704
526,682	Marathon Petroleum Corp.	20,119,252

		39,233,956

	Food & Staples Retailing - 0.7%
837,728	U.S. Foods Holding Corp.*	17,005,878
200,260	Walmart, Inc.	25,913,644

		42,919,522

	Food, Beverage & Tobacco - 7.3%
710,857	Altria Group, Inc.	29,251,766
224,791	Brown-Forman Corp. Class B	15,587,008
1,438,326	Coca-Cola Co.	67,946,520
231,484	Constellation Brands, Inc. Class A	41,250,449
1,441,296	Diageo plc	52,737,913
455,251	General Mills, Inc.	28,803,731
194,280	JM Smucker Co.	21,244,518
248,146	Kellogg Co.	17,119,592
269,259	Lamb Weston Holdings, Inc.	16,177,081
563,139	Mondelez International, Inc. Class A	31,248,583
687,093	Monster Beverage Corp.*	53,923,059
451,887	PepsiCo., Inc.	62,206,764
539,088	Philip Morris International, Inc.	41,407,349

		478,904,333

	Health Care Equipment & Services - 9.7%
106,900	ABIOMED, Inc.*	32,063,586
463,711	Acadia Healthcare Co., Inc.*	13,823,225
284,790	Alcon, Inc.*(4)	17,081,704
55,541	Align Technology, Inc.*	16,319,057
377,642	Baxter International, Inc.	32,620,716
66,708	Becton Dickinson and Co.	18,767,629
252,007	Centene Corp.*	16,443,457
376,788	Cerner Corp.	26,167,926
259,752	Danaher Corp.	52,937,457
48,124	DexCom, Inc.*	20,959,927
276,298	Encompass Health Corp.	18,810,368
267,703	Henry Schein, Inc.*	18,399,227
126,680	Hill-Rom Holdings, Inc.	12,315,830
322,505	Hologic, Inc.*	22,504,399
253,394	Insulet Corp.*	51,530,204
67,573	Intuitive Surgical, Inc.*	46,317,237
822,043	Medtronic plc	79,310,709
79,285	Molina Healthcare, Inc.*	14,643,939
62,606	Teleflex, Inc.	23,358,299
258,296	UnitedHealth Group, Inc.	78,206,863
90,957	Veeva Systems, Inc. Class A*	24,064,493

		636,646,252

	Household & Personal Products - 2.6%
95,425	Clorox Co.	22,568,967
896,969	Colgate-Palmolive Co.	69,246,007
305,821	Kimberly-Clark Corp.	46,497,025
221,704	Procter & Gamble Co.	29,069,828

		167,381,827

	Insurance - 3.6%
1,038,004	Aflac, Inc.	36,921,802
164,209	Assurant, Inc.	17,647,541
396,848	Chubb Ltd.	50,494,940
1,319,099	CNO Financial Group, Inc.	19,918,395
225,828	Globe Life, Inc.	17,975,909
150,780	Hanover Insurance Group, Inc.	15,361,466

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 234,477	Kemper Corp.	$18,411,134
335,666	Marsh & McLennan Cos., Inc.	39,138,656
95,511	RenaissanceRe Holdings Ltd.	17,228,274

		233,098,117

	Materials - 3.5%
488,066	Barrick Gold Corp.	14,109,988
208,940	Carpenter Technology Corp.	4,671,898
237,740	Celanese Corp.	23,108,328
179,717	Ecolab, Inc.	33,621,456
476,763	FMC Corp.	50,560,716
426,759	Linde plc	104,602,899

		230,675,285

	Media & Entertainment - 6.2%
605,462	Activision Blizzard, Inc.	50,029,325
35,208	Alphabet, Inc. Class A*	52,387,744
366,484	Facebook, Inc. Class A*	92,965,996
62,015	Live Nation Entertainment, Inc.*	2,902,922
255,704	Match Group, Inc.*	26,260,801
30,198	Netflix, Inc.*	14,763,198
421,964	Omnicom Group, Inc.	22,672,126
786,613	Pinterest, Inc. Class A*	26,972,960
172,133	Roku, Inc.*	26,661,680
680,766	Snap, Inc. Class A*	15,262,774
107,320	Spotify Technology S.A.*	27,669,242
399,743	Walt Disney Co.	46,745,947

		405,294,715

	Pharmaceuticals, Biotechnology & Life Sciences - 5.9%
136,816	Alnylam Pharmaceuticals, Inc.*	19,942,300
262,221	AstraZeneca plc ADR	14,626,687
29,912	Biogen, Inc.*	8,216,527
76,617	Bluebird Bio, Inc.*	4,650,652
374,865	ChemoCentryx, Inc.*	19,759,134
527,506	Elanco Animal Health, Inc.*	12,464,967
229,920	Exact Sciences Corp.*	21,784,920
72,717	Galapagos N.V.*	13,505,043
2,100	Galapagos N.V. ADR*(4)	386,694
236,834	Heron Therapeutics, Inc.*(4)	3,858,026
471,238	Johnson & Johnson	68,687,651
25,779	Mettler-Toledo International, Inc.*	24,103,365
1,861,977	Pfizer, Inc.	71,648,875
434,931	PTC Therapeutics, Inc.*	20,150,353
37,256	Reata Pharmaceuticals, Inc. Class A*	5,502,711
36,192	Regeneron Pharmaceuticals, Inc.*	22,875,878
35,402	Royalty Pharma plc Class A*	1,524,056
120,965	Seattle Genetics, Inc.*	20,112,851
70,757	Thermo Fisher Scientific, Inc.	29,289,860

		383,090,550

	Real Estate - 3.2%
125,877	Alexandria Real Estate Equities, Inc. REIT	22,349,461
119,517	American Tower Corp. REIT	31,240,549
129,098	Crown Castle International Corp. REIT	21,520,636
25,596	Equinix, Inc. REIT	20,105,146
683,189	Gaming and Leisure Properties, Inc. REIT	24,738,274
532,867	Highwoods Properties, Inc. REIT	20,430,121
173,818	Life Storage, Inc. REIT	17,056,760
129,759	Public Storage REIT	25,936,229
1,241,549	VICI Properties, Inc. REIT	26,954,029
8,145	We Co. Class A(1)(2)(3)	41,214

		210,372,419

	Retailing - 7.4%
96,990	Alibaba Group Holding Ltd. ADR*	24,346,430
41,460	Amazon.com, Inc.*	131,207,633
19,587	AutoZone, Inc.*	23,649,735

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 29,251	Booking Holdings, Inc.*	$48,618,965
371,116	Chewy, Inc. Class A*(4)	19,479,879
134,701	Dollar General Corp.	25,647,070
10,615	JAND, Inc. Class A(1)(2)(3)	184,170
428,670	Lowe’s Cos., Inc.	63,833,250
2,656,543	TJX Cos., Inc.	138,113,671
316,327	Tory Burch LLC*(1)(2)(3)	12,039,393

		487,120,196

	Semiconductors & Semiconductor Equipment - 3.6%
543,465	Advanced Micro Devices, Inc.*	42,080,495
189,344	First Solar, Inc.*	11,275,435
624,243	Marvell Technology Group Ltd.	22,766,142
662,513	Micron Technology, Inc.*	33,162,088
176,493	MKS Instruments, Inc.	22,492,268
167,585	NVIDIA Corp.	71,154,915
269,236	Texas Instruments, Inc.	34,341,052

		237,272,395

	Software & Services - 11.7%
183,507	Accenture plc Class A	41,248,703
256,962	Amdocs Ltd.	15,957,340
86,971	Citrix Systems, Inc.	12,415,980
28,653	Fair Isaac Corp.*	12,584,111
161,661	FleetCor Technologies, Inc.*	41,800,685
669,699	Genpact Ltd.	26,667,414
145,133	Global Payments, Inc.	25,836,577
572,250	GoDaddy, Inc. Class A*	40,217,730
183,290	Guidewire Software, Inc.*	21,565,901
367,327	International Business Machines Corp.	45,159,181
95,512	Leidos Holdings, Inc.	9,088,922
277,504	Microsoft Corp.	56,891,095
835,218	Oracle Corp.	46,312,838
8,242	Paycom Software, Inc.*	2,343,778
327,991	PayPal Holdings, Inc.*	64,309,195
24,592	RingCentral, Inc. Class A*	7,138,320
44,163	ServiceNow, Inc.*	19,396,390
1,029,303	Slack Technologies, Inc. Class A*	30,415,904
201,333	Splunk, Inc.*	42,243,690
397,816	Square, Inc. Class A*	51,656,408
100,698	VeriSign, Inc.*	21,315,753
134,253	Visa, Inc. Class A	25,561,771
139,681	WEX, Inc.*	22,121,280
454,421	Workday, Inc. Class A*	82,213,847

		764,462,813

	Technology Hardware & Equipment - 4.3%
378,044	Apple, Inc.	160,683,822
210,801	CDW Corp.	24,505,616
1,222,539	Cisco Systems, Inc.	57,581,587
83,318	Coherent, Inc.*	11,567,038
278,234	Lumentum Holdings, Inc.*	25,828,462

		280,166,525

	Telecommunication Services - 1.0%
1,279,300	Churchill Capital Corp. Class A*(4)	13,253,548
486,491	T-Mobile U.S., Inc.*	52,239,404

		65,492,952

	Transportation - 3.5%
458,239	Canadian National Railway Co.	44,761,649
327,815	CSX Corp.	23,386,322
102,920	FedEx Corp.	17,331,728
67,313	J.B. Hunt Transport Services, Inc.	8,710,302
63,277	Southwest Airlines Co.	1,954,627
1,522,959	Uber Technologies, Inc.*	46,084,739
302,664	Union Pacific Corp.	52,466,804

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 257,248	United Parcel Service, Inc. Class B	$36,724,725

		231,420,896

	Utilities - 0.6%
258,490	Portland General Electric Co.	11,407,164
242,087	Sempra Energy	30,130,148

		41,537,312

	Total Common Stocks (cost $5,061,330,223)	$6,241,080,167

Exchange-Traded Funds - 0.6%
	Other Investment Pools & Funds - 0.6%
198,703	iShares Russell 1000 Growth ETF	41,107,676

	Total Exchange-Traded Funds (cost $33,998,279)	$41,107,676

Convertible Preferred Stocks - 0.7%
	Commercial & Professional Services - 0.0%
33,739	Rubicon Global Holdings LLC Series C*(1)(2)(3)	571,201

	Consumer Services - 0.0%
10,074	Airbnb, Inc. Series E*(1)(2)(3)	764,113

	Diversified Financials - 0.1%
348,919	Social Finance, Inc. Series F*(1)(2)(3)	5,432,669

	Real Estate - 0.2%
674,436	We Co. Series D1*(1)(2)(3)	5,280,834
599,094	We Co. Series D2*(1)(2)(3)	4,690,906

		9,971,740

	Retailing - 0.2%
269,407	Coupang LLC *(1)(2)(3)	2,184,891
28,025	Honest Co., Inc. Series C*(1)(2)(3)	979,474
278,194	Honest Co., Inc. Series E*(1)(2)(3)	11,419,863
23,702	JAND, Inc. Series D*(1)(2)(3)	423,792

		15,008,020

	Software & Services - 0.2%
566,622	Essence Group Holdings Corp. Series 3*(1)(2)(3)	1,359,893
77,707	Lookout, Inc. Series F*(1)(2)(3)	661,286
95,031	MarkLogic Corp. Series F*(1)(2)(3)	882,838
47,064	Sharecare, Inc. Series B2*(1)(2)(3)	10,631,758

		13,535,775

	Total Convertible Preferred Stocks (cost $57,566,896)	$45,283,518

Escrows - 0.0%(5)
	Consumer Durables & Apparel - 0.0%
83,332	One Kings Lane, Inc.*(1)(2)(3)	13,333

	Software & Services - 0.0%
58,205	Veracode, Inc.*(1)(2)(3)	31,663

	Total Escrows (cost $—)	$44,996

Warrants - 0.0%
	Consumer Services - 0.0%
12,255	DraftKings, Inc. Expires 04/23/25(2)(3)	262,134

	Total Warrants (cost $—)	$262,134

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
	Total Long-Term Investments (cost $5,152,895,398)		$6,327,778,492

Short-Term Investments - 2.2%
	Repurchase Agreements - 2.0%
$ 134,360,228	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2020 at 0.070%, due on 08/03/2020 with a maturity value of $134,361,012; collateralized by U.S. Treasury Inflation Indexed Note at 0.125%, maturing 04/15/2025, with a market value of $137,047,526.		$134,360,228

	Securities Lending Collateral - 0.2%
528,988	Citibank NA DDCA, 0.09%, 8/3/2020(6)		528,988
617,270	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(6)		617,270
9,433,504	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.13%(6)		9,433,504

			10,579,762

	Total Short-Term Investments (cost $144,939,990)		$144,939,990

	Total Investments (cost $5,297,835,388)	98.9%	$6,472,718,482
	Other Assets and Liabilities	1.1%	69,731,889

	Total Net Assets	100.0%	$6,542,450,371

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $127,017,107 or 1.9% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
06/2015	Airbnb, Inc. Series E Convertible Preferred	10,074	$937,833	$764,113
11/2014	Coupang LLC Convertible Preferred	269,407	838,697	2,184,891
12/2014	DraftKings, Inc.	1,747,946	17,667,722	57,035,478
04/2020	DraftKings, Inc. Warrants	12,255	-	262,134
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	566,622	895,999	1,359,893
06/2015	HF Global, Inc.	806,800	10,846,942	12,126,204
08/2014	Honest Co., Inc. Series C Convertible Preferred	28,025	758,281	979,474
08/2015	Honest Co., Inc. Series E Convertible Preferred	278,194	12,728,766	11,419,863
04/2015	JAND, Inc. Class A	10,615	121,916	184,170

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
04/2015	JAND, Inc. Series D Convertible Preferred	23,702	272,225	423,792
07/2014	Lookout, Inc. Series F Convertible Preferred	77,707	887,655	$661,286
04/2015	MarkLogic Corp. Series F Convertible Preferred	95,031	1,103,709	882,838
01/2014	One Kings Lane, Inc.	83,332	—	13,333
09/2015	Rubicon Global Holdings LLC Series C Convertible Preferred	33,739	673,447	571,201
03/2015	Sharecare, Inc. Series B2 Convertible Preferred	47,064	11,759,882	10,631,758
09/2015	Social Finance, Inc. Series F Convertible Preferred	348,919	5,504,651	5,432,669
11/2013	Tory Burch LLC	316,327	24,792,580	12,039,393
04/2017	Veracode, Inc.	58,205	—	31,663
12/2014	We Co. Class A	8,145	135,624	41,214
12/2014	We Co. Series D1 Convertible Preferred	674,436	11,230,142	5,280,834
12/2014	We Co. Series D2 Convertible Preferred	599,094	9,975,610	4,690,906

			$111,131,681	$127,017,107

(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2020, the aggregate fair value of these securities was $127,017,107, which represented 1.9% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(5)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(6)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 (E-Mini) Future	608	09/18/20	$99,210,400	$2,691,670

Total futures contracts				$2,691,670

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
USD	United States Dollar

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$22,927,201	$22,927,201	$—	$—
Banks	128,165,828	128,165,828	—	—
Capital Goods	453,276,430	441,150,226	—	12,126,204
Commercial & Professional Services	117,628,727	117,628,727	—	—
Consumer Durables & Apparel	188,216,857	188,216,857	—	—
Consumer Services	259,430,862	202,395,384	57,035,478	—
Diversified Financials	136,344,197	136,344,197	—	—
Energy	39,233,956	39,233,956	—	—
Food & Staples Retailing	42,919,522	42,919,522	—	—
Food, Beverage & Tobacco	478,904,333	426,166,420	52,737,913	—
Health Care Equipment & Services	636,646,252	636,646,252	—	—
Household & Personal Products	167,381,827	167,381,827	—	—
Insurance	233,098,117	233,098,117	—	—
Materials	230,675,285	230,675,285	—	—
Media & Entertainment	405,294,715	405,294,715	—	—
Pharmaceuticals, Biotechnology & Life Sciences	383,090,550	369,585,507	13,505,043	—
Real Estate	210,372,419	210,331,205	—	41,214
Retailing	487,120,196	474,896,633	—	12,223,563
Semiconductors & Semiconductor Equipment	237,272,395	237,272,395	—	—
Software & Services	764,462,813	764,462,813	—	—
Technology Hardware & Equipment	280,166,525	280,166,525	—	—
Telecommunication Services	65,492,952	65,492,952	—	—
Transportation	231,420,896	231,420,896	—	—
Utilities	41,537,312	41,537,312	—	—
Exchange-Traded Funds	41,107,676	41,107,676	—	—
Convertible Preferred Stocks	45,283,518	—	—	45,283,518
Escrows	44,996	—	—	44,996
Warrants	262,134	—	262,134	—
Short-Term Investments	144,939,990	10,579,762	134,360,228	—
Futures Contracts(2)	2,691,670	2,691,670	—	—

Total	$6,475,410,151	$6,147,789,860	$257,900,796	$69,719,495

(1)

For the period ended July 31, 2020, investments valued at $17,924,974 were transferred out of Level 3 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable input and there were no transfers in to Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended July 31, 2020:

	Common Stocks	Convertible Preferred Stocks	Escrows	Total

Beginning balance	$66,160,890	$53,985,898	$56,188	$120,202,976
Purchases	135,624	21,205,752	-	21,341,376
Sales	(16,513,252)	(15,740,241)	(18,051)	(32,271,544)
Total realized gain/(loss)	(35,114)	338,147	18,051	321,085
Net change in unrealized appreciation/(depreciation)	(7,432,193)	(14,506,038)	(11,192)	(21,949,423)
Transfers into Level 3	-	-	-	-
Transfers out of Level 3	(17,924,974)	-	-	(17,924,974)

Ending balance	$24,390,981	$45,283,518	$44,996	$69,719,495

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at July 31, 2020 was $ (21,659,060).

The Hartford Checks and Balances Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 99.7%
	Domestic Equity Funds - 67.4%
$ 13,459,637	The Hartford Capital Appreciation Fund, Class F		$513,888,955
21,037,089	The Hartford Dividend and Growth Fund, Class F		508,887,187

	Total Domestic Equity Funds (cost $990,815,934)		$1,022,776,142

	Taxable Fixed Income Funds - 32.3%
11,514,735	Hartford Total Return Bond ETF		490,067,122

	Total Taxable Fixed Income Funds (cost $445,806,330)		$490,067,122

	Total Affiliated Investment Companies (cost $1,436,622,264)		$1,512,843,264

Short-Term Investments - 0.3%
	Other Investment Pools & Funds - 0.3%
4,005,954	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.05%(1)		4,005,954

	Total Short-Term Investments (cost $4,005,954)		$4,005,954

	Total Investments (cost $1,440,628,218)	100.0%	$1,516,849,218
	Other Assets and Liabilities	0.0%	47,970

	Total Net Assets	100.0%	$1,516,897,188

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1) Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ETF	Exchange-Traded Fund

The Hartford Checks and Balances Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$1,512,843,264	$1,512,843,264	$—	$—
Short-Term Investments	4,005,954	4,005,954	—	—

Total	$1,516,849,218	$1,516,849,218	$—	$—

(1) For the period ended July 31, 2020, there were no transfers in and out of Level 3.

Hartford Climate Opportunities Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.1%
	Austria - 0.2%
$ 1,818	Lenzing AG*	$84,587

	Belgium - 0.8%
7,840	Umicore S.A.	370,261

	Brazil - 1.1%
95,140	Cia de Saneamento do Parana	558,998

	Chile - 0.6%
22,572	Antofagasta plc	300,113

	China - 5.3%
2,103	Alibaba Group Holding Ltd. ADR*	527,895
1,017,500	China Everbright International Ltd.	629,021
1,463,229	China Longyuan Power Group Corp. Ltd. Class H	1,048,223
7,379	JinkoSolar Holding Co., Ltd. ADR*	141,308
252,000	Xinjiang Goldwind Science & Technology Co., Ltd. Class H	253,681

		2,600,128

	Denmark - 5.1%
2,152	Orsted A/S(1)	306,714
2,216	Rockwool International A/S Class B	714,911
11,625	Vestas Wind Systems A/S	1,490,150

		2,511,775

	France - 3.2%
6,262	Alstom S.A.*	348,938
18,399	Cie de Saint-Gobain*	680,671
4,601	Schneider Electric SE	527,567

		1,557,176

	Germany - 5.1%
5,110	Bayerische Motoren Werke AG	326,787
16,856	Infineon Technologies AG	429,750
2,893	Knorr-Bremse AG	338,502
2,373	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	629,019
6,078	Siemens AG	774,556

		2,498,614

	Ireland - 1.6%
4,026	Kingspan Group plc	288,825
4,416	Trane Technologies plc	494,018

		782,843

	Israel - 0.3%
727	SolarEdge Technologies, Inc.*	127,298

	Italy - 1.8%
632	Carel Industries S.p.A.(1)	11,936
54,499	Enel S.p.A.	499,240
14,555	Prysmian S.p.A.	372,196

		883,372

	Japan - 8.5%
2,500	Daifuku Co., Ltd.	227,815
5,360	Daikin Industries Ltd.	943,073
21,765	Fujitsu General Ltd.	533,422
600	Keyence Corp.	253,012
21,535	Kyudenko Corp.	610,381
13,200	Nabtesco Corp.	401,593
26,845	Sekisui Chemical Co., Ltd.	365,421
1,900	Shimano, Inc.	412,562
14,400	Sumitomo Forestry Co., Ltd.	160,999
4,600	Toyota Motor Corp.	273,074

		4,181,352

	Netherlands - 2.2%
9,021	Aalberts N.V.	322,160

Hartford Climate Opportunities Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 6,327	Alfen Beheer B.V.*(1)	$278,320
23,337	Arcadis N.V.*	479,308

		1,079,788

	Norway - 1.0%
56,819	NEL ASA*	118,444
44,343	Norsk Hydro ASA*	125,257
5,736	Tomra Systems ASA*	236,167

		479,868

	South Korea - 1.8%
7,877	Samsung Electronics Co., Ltd.	384,979
1,511	Samsung SDI Co., Ltd.	505,855

		890,834

	Spain - 4.5%
26,176	Atlantica Yield plc	784,495
54,121	Iberdrola S.A.	699,529
1,230	Iberdrola S.A.	15,822
29,569	Siemens Gamesa Renewable Energy S.A.	697,688

		2,197,534

	Sweden - 1.8%
11,459	Hexagon AB Class B*	749,389
4,555	Nibe Industrier AB Class B*	109,598

		858,987

	Switzerland - 1.4%
12,948	ABB Ltd.	325,167
4,832	Swiss Re AG	381,289

		706,456

	Taiwan - 1.3%
81,000	Chroma ATE, Inc.	455,175
16,000	Giant Manufacturing Co., Ltd.	168,482

		623,657

	United Kingdom - 5.4%
55,322	Calisen plc*	121,334
3,676	Croda International plc	274,356
33,414	ITM Power plc*	104,775
54,872	National Grid plc	643,751
116,852	Smart Metering Systems plc	948,347
9,606	Spectris plc	322,462
38,676	Trainline plc*(1)	208,020

		2,623,045

	United States - 43.1%
466	Alphabet, Inc. Class A*	693,385
308	Amazon.com, Inc.*	974,721
5,201	Aptiv plc	404,378
6,112	Aspen Technology, Inc.*	594,453
15,886	Avangrid, Inc.	790,964
4,098	Ball Corp.	301,736
1,607	Beyond Meat, Inc.*	202,321
6,478	Cognex Corp.	433,184
3,410	CoreLogic, Inc.	232,425
5,721	Cree, Inc.*	394,291
4,241	Danaher Corp.	864,316
4,664	Deere & Co.	822,310
3,876	Eaton Corp. plc	360,972
1,258	Ecolab, Inc.	235,347
8,570	Eversource Energy	771,900
17,091	First Solar, Inc.*	1,017,769
4,988	FMC Corp.	528,977
31,362	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	1,098,611
3,179	Hubbell, Inc.	429,070
1,965	IPG Photonics Corp.*	351,755
7,259	Itron, Inc.*	504,936

Hartford Climate Opportunities Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
$ 1,924	Kansas City Southern		$330,639
10,764	Kroger Co.		374,479
2,626	Lindsay Corp.		254,643
2,473	Lowe’s Cos., Inc.		368,254
1,580	Microsoft Corp.		323,916
2,207	Moody’s Corp.		620,829
1,833	NextEra Energy, Inc.		514,523
5,512	Owens Corning		333,311
1,121	S&P Global, Inc.		392,630
16,871	Skyline Champion Corp.*		476,268
34,990	Sunnova Energy International, Inc.*		875,100
272	Tesla, Inc.*		389,167
3,808	Texas Instruments, Inc.		485,710
13,010	TPI Composites, Inc.*		332,796
11,027	Trimble, Inc.*		490,812
2,419	Union Pacific Corp.		419,334
2,655	Verisk Analytics, Inc.		501,025
4,240	Waste Management, Inc.		464,704
26,401	Weyerhaeuser Co., REIT		734,212
5,404	Xylem, Inc.		394,384

			21,084,557

	Total Common Stocks (cost $39,444,557)		$47,001,243

Short-Term Investments - 2.8%
	Other Investment Pools & Funds - 1.1%
539,257	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 0.01%(2)		539,257

	Repurchase Agreements - 1.7%
806,507	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2020 at 0.070%, due on 08/03/2020 with a maturity value of $806,512; collateralized by U.S. Treasury Note at 1.375%, maturing 08/31/2026, with a market value of $822,719		806,507

	Total Short-Term Investments (cost $1,345,764)		$1,345,764

	Total Investments (cost $40,790,321)	98.9%	$48,347,007
	Other Assets and Liabilities	1.1%	560,390

	Total Net Assets	100.0%	$48,907,397

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $804,990, representing 1.6% of net assets.

(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Climate Opportunities Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Climate Opportunities Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Austria	$84,587	$—	$84,587	$—
Belgium	370,261	—	370,261	—
Brazil	558,998	558,998	—	—
Chile	300,113	—	300,113	—
China	2,600,128	669,203	1,930,925	—
Denmark	2,511,775	306,714	2,205,061	—
France	1,557,176	—	1,557,176	—
Germany	2,498,614	—	2,498,614	—
Ireland	782,843	494,018	288,825	—
Israel	127,298	127,298	—	—
Italy	883,372	—	883,372	—
Japan	4,181,352	—	4,181,352	—
Netherlands	1,079,788	—	1,079,788	—
Norway	479,868	—	479,868	—
South Korea	890,834	—	890,834	—
Spain	2,197,534	784,495	1,413,039	—
Sweden	858,987	—	858,987	—
Switzerland	706,456	—	706,456	—
Taiwan	623,657	—	623,657	—
United Kingdom	2,623,045	1,069,681	1,553,364	—
United States	21,084,557	21,084,557	—	—
Short-Term Investments	1,345,764	539,257	806,507	—

Total	$48,347,007	$25,634,221	$22,712,786	$—

(1) For the period ended July 31, 2020, there were no transfers in and out of Level 3.

The Hartford Conservative Allocation Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 99.8%
	Domestic Equity Funds - 26.4%
$ 310,833	Hartford Core Equity Fund, Class F		$11,028,372
166,463	Hartford Multifactor US Equity ETF		5,181,710
280,172	Hartford Small Cap Value Fund, Class F		2,230,166
362,246	The Hartford Equity Income Fund, Class F		6,328,445
64,107	The Hartford Growth Opportunities Fund, Class F		3,597,681
80,048	The Hartford MidCap Fund, Class F		2,560,738
115,029	The Hartford Small Company Fund, Class F		2,873,418

	Total Domestic Equity Funds (cost $30,577,721)		$33,800,530

	International/Global Equity Funds - 8.4%
110,931	Hartford Emerging Markets Equity Fund, Class F		996,160
140,453	Hartford Multifactor Developed Markets (ex-US) ETF		3,521,157
401,616	Hartford Schroders International Multi-Cap Value Fund, Class F		3,233,011
180,098	The Hartford International Opportunities Fund, Class F		2,942,798

	Total International/Global Equity Funds (cost $11,187,407)		$10,693,126

	Taxable Fixed Income Funds - 65.0%
665,243	Hartford Core Bond ETF		28,309,416
310,376	Hartford Short Duration ETF		12,692,827
566,767	The Hartford Inflation Plus Fund, Class F		6,359,128
1,166,046	The Hartford Strategic Income Fund, Class F		10,541,056
2,381,372	The Hartford World Bond Fund, Class F		25,385,429

	Total Taxable Fixed Income Funds (cost $81,692,143)		$83,287,856

	Total Affiliated Investment Companies (cost $123,457,271)		$127,781,512

Short-Term Investments - 0.2%
	Other Investment Pools & Funds - 0.2%
294,537	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.05%(1)		294,537

	Total Short-Term Investments (cost $294,537)		$294,537

	Total Investments (cost $123,751,808)	100.0%	$128,076,049
	Other Assets and Liabilities	0.0%	31,757

	Total Net Assets	100.0%	$128,107,806

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ETF	Exchange-Traded Fund

The Hartford Conservative Allocation Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$127,781,512	$127,781,512	$—	$—
Short-Term Investments	294,537	294,537	—	—

Total	$128,076,049	$128,076,049	$—	$—

(1) For the period ended July 31, 2020, there were no transfers in and out of Level 3.

Hartford Core Equity Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.4%
	Banks - 5.0%
$ 5,962,110	Bank of America Corp.	$148,337,297
1,720,479	JP Morgan Chase & Co.	166,267,091
880,781	PNC Financial Services Group, Inc.	93,952,909

		408,557,297

	Capital Goods - 5.4%
927,719	AMETEK, Inc.	86,509,797
1,326,235	Fortune Brands Home & Security, Inc.	101,456,978
410,726	IDEX Corp.	67,695,859
579,759	Illinois Tool Works, Inc.	107,249,617
1,321,600	Raytheon Technologies Corp.	74,908,288

		437,820,539

	Commercial & Professional Services - 2.0%
468,233	Equifax, Inc.	76,115,956
984,202	Republic Services, Inc.	85,871,625

		161,987,581

	Consumer Durables & Apparel - 2.0%
895,280	NIKE, Inc. Class B	87,388,281
1,191,585	VF Corp.	71,924,070

		159,312,351

	Consumer Services - 1.5%
622,321	McDonald’s Corp.	120,904,524

	Diversified Financials - 3.1%
871,273	American Express Co.	81,307,196
147,697	BlackRock, Inc.	84,927,252
1,814,460	Morgan Stanley	88,690,805

		254,925,253

	Energy - 1.0%
1,692,819	EOG Resources, Inc.	79,308,570

	Food & Staples Retailing - 3.0%
335,332	Costco Wholesale Corp.	109,160,626
1,017,454	Walmart, Inc.	131,658,548

		240,819,174

	Food, Beverage & Tobacco - 3.5%
599,780	Constellation Brands, Inc. Class A	106,880,796
1,252,941	Kellogg Co.	86,440,400
1,202,259	Monster Beverage Corp.*	94,353,286

		287,674,482

	Health Care Equipment & Services - 9.8%
710,820	Abbott Laboratories	71,536,925
1,317,428	Baxter International, Inc.	113,799,431
325,660	Becton Dickinson and Co.	91,621,184
544,412	Danaher Corp.	110,951,166
1,546,110	Hologic, Inc.*	107,887,556
361,709	Laboratory Corp. of America Holdings*	69,780,900
661,924	Medtronic plc	63,862,427
542,999	UnitedHealth Group, Inc.	164,409,237

		793,848,826

	Household & Personal Products - 3.9%
1,438,219	Colgate-Palmolive Co.	111,030,507
1,553,135	Procter & Gamble Co.	203,647,061

		314,677,568

	Insurance - 2.2%
528,757	Allstate Corp.	49,909,373
1,675,508	Athene Holding Ltd. Class A*	54,035,133

Hartford Core Equity Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 581,042	Chubb Ltd.	$73,931,784

		177,876,290

	Materials - 2.1%
229,560	Ecolab, Inc.	42,946,085
726,363	PPG Industries, Inc.	78,192,977
447,628	Vulcan Materials Co.	52,560,479

		173,699,541

	Media & Entertainment - 6.9%
152,860	Alphabet, Inc. Class A*	227,448,037
859,811	Facebook, Inc. Class A*	218,108,257
993,947	Walt Disney Co.	116,232,162

		561,788,456

	Pharmaceuticals, Biotechnology & Life Sciences - 5.5%
1,041,154	Eli Lilly and Co.	156,475,035
386,521	Incyte Corp.*	38,172,814
1,355,220	Merck & Co., Inc.	108,742,853
357,893	Thermo Fisher Scientific, Inc.	148,149,807

		451,540,509

	Real Estate - 2.1%
420,748	American Tower Corp. REIT	109,979,320
701,366	Boston Properties, Inc. REIT	62,484,697

		172,464,017

	Retailing - 6.2%
127,599	Amazon.com, Inc.*	403,810,003
1,928,260	TJX Cos., Inc.	100,250,238

		504,060,241

	Semiconductors & Semiconductor Equipment - 5.4%
732,576	Advanced Micro Devices, Inc.*	56,723,360
343,276	KLA Corp.	68,596,843
1,010,388	Micron Technology, Inc.*	50,574,971
729,004	QUALCOMM, Inc.	76,990,112
872,512	Teradyne, Inc.	77,618,668
859,112	Texas Instruments, Inc.	109,579,736

		440,083,690

	Software & Services - 13.0%
589,348	Fidelity National Information Services, Inc.	86,227,506
524,499	Global Payments, Inc.	93,371,312
718,796	GoDaddy, Inc. Class A*	50,516,983
1,036,519	Leidos Holdings, Inc.	98,635,148
488,304	Mastercard, Inc. Class A	150,656,433
1,618,566	Microsoft Corp.	331,822,216
673,332	salesforce.com, Inc.*	131,198,740
891,318	SS&C Technologies Holdings, Inc.	51,250,785
364,046	Workday, Inc. Class A*	65,863,202

		1,059,542,325

	Technology Hardware & Equipment - 8.2%
989,431	Apple, Inc.	420,547,752
526,585	CDW Corp.	61,215,506
3,143,838	Corning, Inc.	97,458,978
651,332	Motorola Solutions, Inc.	91,056,214

		670,278,450

	Telecommunication Services - 1.5%
2,171,521	Verizon Communications, Inc.	124,819,027

	Transportation - 1.4%
467,224	FedEx Corp.	78,680,521
1,107,522	Uber Technologies, Inc.*	33,513,616

		112,194,137

	Utilities - 3.7%
1,399,707	American Electric Power Co., Inc.	121,606,544

Hartford Core Equity Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
$ 627,999	NextEra Energy, Inc.		$176,279,319

			297,885,863

	Total Common Stocks (cost $6,134,071,948)		$8,006,068,711

Short-Term Investments - 0.9%
	Repurchase Agreements - 0.9%
$ 73,537,614	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2020 at 0.07%, due on 08/03/2020 with a maturity value of $73,538,043; collateralized by U.S. Treasury Note 1.375%, maturing 07/31/2025, with a market value of $75,008,431		73,537,614

	Total Short-Term Investments (cost $73,537,614)		$73,537,614

	Total Investments (cost $6,207,609,562)	99.3%	$8,079,606,325
	Other Assets and Liabilities	0.7%	60,034,455

	Total Net Assets	100.0%	$8,139,640,780

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Core Equity Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Banks	$408,557,297	$408,557,297	$—	$—
Capital Goods	437,820,539	437,820,539	—	—
Commercial & Professional Services	161,987,581	161,987,581	—	—
Consumer Durables & Apparel	159,312,351	159,312,351	—	—
Consumer Services	120,904,524	120,904,524	—	—
Diversified Financials	254,925,253	254,925,253	—	—
Energy	79,308,570	79,308,570	—	—
Food & Staples Retailing	240,819,174	240,819,174	—	—
Food, Beverage & Tobacco	287,674,482	287,674,482	—	—
Health Care Equipment & Services	793,848,826	793,848,826	—	—
Household & Personal Products	314,677,568	314,677,568	—	—
Insurance	177,876,290	177,876,290	—	—
Materials	173,699,541	173,699,541	—	—
Media & Entertainment	561,788,456	561,788,456	—	—
Pharmaceuticals, Biotechnology & Life Sciences	451,540,509	451,540,509	—	—
Real Estate	172,464,017	172,464,017	—	—
Retailing	504,060,241	504,060,241	—	—
Semiconductors & Semiconductor Equipment	440,083,690	440,083,690	—	—
Software & Services	1,059,542,325	1,059,542,325	—	—
Technology Hardware & Equipment	670,278,450	670,278,450	—	—
Telecommunication Services	124,819,027	124,819,027	—	—
Transportation	112,194,137	112,194,137	—	—
Utilities	297,885,863	297,885,863	—	—
Short-Term Investments	73,537,614	—	73,537,614	—

Total	$8,079,606,325	$8,006,068,711	$73,537,614	$—

(1) For the period ended July 31, 2020, there were no transfers in and out of Level 3.

The Hartford Dividend and Growth Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.0%
	Banks - 9.4%
$ 11,752,805	Bank of America Corp.	$292,409,788
1,186,995	Bank of Nova Scotia	48,809,234
2,073,959	Citigroup, Inc.	103,718,690
3,204,040	JP Morgan Chase & Co.	309,638,426
1,033,096	PNC Financial Services Group, Inc.	110,200,350

		864,776,488

	Capital Goods - 7.8%
738,131	Deere & Co.	130,139,877
660,476	Eaton Corp. plc	61,510,130
392,531	General Dynamics Corp.	57,599,999
2,148,991	Ingersoll Rand, Inc.*	67,886,626
3,800,438	Johnson Controls International plc	146,240,854
250,697	Lockheed Martin Corp.	95,006,642
902,067	Otis Worldwide Corp.	56,595,683
1,843,446	Raytheon Technologies Corp.	104,486,519

		719,466,330

	Consumer Services - 1.8%
1,045,090	Hilton Worldwide Holdings, Inc.	78,434,004
473,545	McDonald’s Corp.	92,000,323

		170,434,327

	Diversified Financials - 4.1%
1,207,695	American Express Co.	112,702,098
207,109	BlackRock, Inc.	119,089,746
1,915,594	Charles Schwab Corp.	63,501,941
1,014,580	Northern Trust Corp.	79,492,343

		374,786,128

	Energy - 4.7%
1,827,063	Chevron Corp.	153,363,668
2,874,349	ConocoPhillips	107,471,909
1,033,932	Hess Corp.	50,879,794
1,766,120	Marathon Petroleum Corp.	67,465,784
1,424,746	Total SE ADR	53,655,934

		432,837,089

	Food & Staples Retailing - 2.5%
1,675,196	Sysco Corp.	88,534,109
1,089,445	Walmart, Inc.	140,974,183

		229,508,292

	Food, Beverage & Tobacco - 3.4%
3,008,645	Coca-Cola Co.	142,128,390
1,254,631	Kellogg Co.	86,556,993
580,140	PepsiCo., Inc.	79,862,072

		308,547,455

	Health Care Equipment & Services - 7.8%
825,705	Abbott Laboratories	83,098,951
438,196	Becton Dickinson and Co.	123,282,063
997,824	CVS Health Corp.	62,803,043
873,581	HCA Healthcare, Inc.	110,630,298
1,334,865	Medtronic plc	128,787,775
688,399	UnitedHealth Group, Inc.	208,433,449

		717,035,579

	Insurance - 4.0%
2,529,190	American International Group, Inc.	81,288,167
673,923	Chubb Ltd.	85,749,962
1,998,288	Principal Financial Group, Inc.	84,787,360
1,851,508	Prudential Financial, Inc.	117,330,062

		369,155,551

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Materials - 3.5%
$ 1,349,776	Celanese Corp.	$131,198,227
775,700	FMC Corp.	82,262,985
707,420	International Paper Co.	24,611,142
775,980	PPG Industries, Inc.	83,534,247

		321,606,601

	Media & Entertainment - 5.6%
195,273	Alphabet, Inc. Class A*	290,556,460
5,182,990	Comcast Corp. Class A	221,831,972

		512,388,432

	Pharmaceuticals, Biotechnology & Life Sciences - 8.4%
851,127	Agilent Technologies, Inc.	81,989,064
2,455,131	AstraZeneca plc ADR	136,947,207
1,003,693	Bristol-Myers Squibb Co.	58,876,631
1,685,858	Merck & Co., Inc.	135,273,246
1,209,020	Novartis AG ADR	99,308,903
6,687,469	Pfizer, Inc.	257,333,807

		769,728,858

	Real Estate - 2.2%
365,955	American Tower Corp. REIT	95,656,978
4,982,189	Host Hotels & Resorts, Inc. REIT	53,707,997
283,710	Public Storage REIT	56,707,955

		206,072,930

	Retailing - 4.5%
524,188	Home Depot, Inc.	139,166,672
1,086,801	Lowe’s Cos., Inc.	161,835,537
2,265,704	TJX Cos., Inc.	117,793,951

		418,796,160

	Semiconductors & Semiconductor Equipment - 4.8%
483,680	Broadcom, Inc.	153,205,640
1,686,975	Intel Corp.	80,519,317
361,318	KLA Corp.	72,202,176
778,525	Micron Technology, Inc.*	38,969,069
728,775	Texas Instruments, Inc.	92,955,251

		437,851,453

	Software & Services - 6.5%
423,539	Accenture plc Class A	95,203,096
347,325	International Business Machines Corp.	42,700,136
2,268,435	Microsoft Corp.	465,051,859

		602,955,091

	Technology Hardware & Equipment - 7.5%
601,608	Apple, Inc.	255,707,464
3,787,520	Cisco Systems, Inc.	178,392,192
3,671,579	Corning, Inc.	113,818,949
5,411,109	HP, Inc.	95,127,296
338,176	Motorola Solutions, Inc.	47,277,005

		690,322,906

	Telecommunication Services - 3.4%
5,478,598	Verizon Communications, Inc.	314,909,813

	Transportation - 1.1%
570,427	Union Pacific Corp.	98,883,521

	Utilities - 4.0%
1,709,798	Dominion Energy, Inc.	138,544,932
2,700,956	Exelon Corp.	104,283,911
982,980	Sempra Energy	122,341,691

		365,170,534

	Total Common Stocks (cost $6,752,128,350)	$8,925,233,538

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
Short-Term Investments - 1.9%
	Repurchase Agreements - 1.9%
$ 175,563,842	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2020 at 0.070%, due on 08/03/2020 with a maturity value of $175,564,866; collateralized by U.S. Treasury Note 0.375%, maturing 04/30/2025, with a market value of $179,075,137		$175,563,842
	Total Short-Term Investments (cost $175,563,842)		$175,563,842

	Total Investments (cost $6,927,692,192)	98.9%	$9,100,797,380
	Other Assets and Liabilities	1.1%	105,429,503

	Total Net Assets	100.0%	$9,206,226,883

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$864,776,488	$864,776,488	$—	$—
Capital Goods	719,466,330	719,466,330	—	—
Consumer Services	170,434,327	170,434,327	—	—
Diversified Financials	374,786,128	374,786,128	—	—
Energy	432,837,089	432,837,089	—	—
Food & Staples Retailing	229,508,292	229,508,292	—	—
Food, Beverage & Tobacco	308,547,455	308,547,455	—	—
Health Care Equipment & Services	717,035,579	717,035,579	—	—
Insurance	369,155,551	369,155,551	—	—
Materials	321,606,601	321,606,601	—	—
Media & Entertainment	512,388,432	512,388,432	—	—
Pharmaceuticals, Biotechnology & Life Sciences	769,728,858	769,728,858	—	—
Real Estate	206,072,930	206,072,930	—	—
Retailing	418,796,160	418,796,160	—	—
Semiconductors & Semiconductor Equipment	437,851,453	437,851,453	—	—
Software & Services	602,955,091	602,955,091	—	—
Technology Hardware & Equipment	690,322,906	690,322,906	—	—
Telecommunication Services	314,909,813	314,909,813	—	—
Transportation	98,883,521	98,883,521	—	—
Utilities	365,170,534	365,170,534	—	—
Short-Term Investments	175,563,842	—	175,563,842	—

Total	$9,100,797,380	$8,925,233,538	$175,563,842	$—

(1) For the period ended July 31, 2020, there were no transfers in and out of Level 3.

Hartford Emerging Markets Equity Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.7%
	Argentina - 0.1%
$ 18,503	Banco Macro S.A. ADR*	$393,744

	Brazil - 4.3%
40,500	Centrais Eletricas Brasileiras S.A.	286,793
17,000	Cia de Saneamento de Minas Gerais-COPASA	177,771
103,688	Cosan S.A.	1,796,857
141,289	Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	742,664
164,400	Even Construtora e Incorporadora S.A.	465,793
288,324	JBS S.A.	1,190,538
56,000	Lojas Americanas S.A. *	366,066
206,100	Marfrig Global Foods S.A.*	569,323
109,400	Minerva S.A.*	284,796
76,100	Neoenergia S.A.	308,540
226,133	Qualicorp Consultoria e Corretora de Seguros S.A.	1,213,776
44,500	Raia Drogasil S.A.*	1,058,640
95,300	SLC Agricola S.A.	423,836
268,500	Vale S.A.	3,124,792
248,300	WEG S.A.	3,205,759

		15,215,944

	Chile - 0.3%
7,109,673	Enel Americas S.A.	1,103,086

	China - 36.3%
9,730,131	Agricultural Bank of China Ltd. Class H	3,453,684
86,046	Alibaba Group Holding Ltd. ADR*	21,599,267
440,821	Anhui Conch Cement Co., Ltd. Class H	3,333,553
44,685	ANTA Sports Products Ltd.	424,194
345,000	BAIC Motor Corp. Ltd. Class H(1)	168,244
34,209	Baidu, Inc. ADR*	4,084,555
14,583,205	Bank of China Ltd. Class H	4,856,335
2,672,224	Bank of Communications Co., Ltd. Class H	1,483,315
35,250	Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H	208,558
41,200	Changchun High & New Technology Industry Group, Inc. Class A	2,935,364
2,066,345	China Cinda Asset Management Co., Ltd. Class H	389,686
1,444,137	China CITIC Bank Corp. Ltd. Class H	630,113
5,331,102	China Construction Bank Corp. Class H	3,887,069
1,621,000	China Everbright Bank Co., Ltd. Class H	609,199
320,000	China Lesso Group Holdings Ltd. Class L	619,105
88,000	China Life Insurance Co., Ltd. Class H	201,864
121,200	China Literature Ltd.*(1)	797,525
918,000	China Medical System Holdings Ltd.	1,114,677
196,000	China Meidong Auto Holdings Ltd.	547,802
2,087,112	China National Building Material Co., Ltd. Class H	3,241,252
1,449,700	China Railway Group Ltd. Class A	1,157,193
191,000	CNOOC Ltd.	201,600
484,000	COSCO SHIPPING Energy Transportation Co Ltd., Ltd. Class H	216,025
777,000	Country Garden Services Holdings Co., Ltd.	4,687,914
412,500	CSC Financial Co., Ltd. Class H(1)(2)	619,344
769,677	Daqin Railway Co., Ltd. Class A	715,411
32,541	DouYu International Holdings Ltd. ADR*	438,002
93,300	ENN Energy Holdings Ltd.	1,130,960
6,744	Futu Holdings Ltd. ADR*	231,791
242,500	Gemdale Corp. Class A	485,780
105,700	GoerTek, Inc. Class A	649,846
730,000	Great Wall Motor Co., Ltd. Class H	712,652
8,935	GSX Techedu, Inc. ADR*(2)	796,287
1,282,016	Haitong Securities Co., Ltd. Class H*	1,192,698
142,400	Heilongjiang Agriculture Co., Ltd. Class A	391,227
410,030	Henan Shuanghui Investment & Development Co., Ltd. Class A	3,210,950
258,800	Huatai Securities Co., Ltd. Class H(1)	467,934
99,171	Huaxin Cement Co., Ltd. Class A	389,623
3,236,446	Industrial & Commercial Bank of China Ltd. Class H	1,896,367
459,100	Industrial Bank Co., Ltd. Class A	1,029,876

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 80,384	JD.com, Inc. ADR*	$5,127,695
103,800	Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	546,997
796,100	Jinke Properties Group Co., Ltd. Class A	992,142
282,500	Li Ning Co., Ltd.	910,556
253,546	Luxshare Precision Industry Co., Ltd. Class A	2,139,894
161,200	Meituan Dianping Class B*	3,989,134
111,690	Muyuan Foodstuff Co., Ltd. Class A	1,463,390
325,829	New China Life Insurance Co., Ltd. Class H	1,274,931
8,739	New Oriental Education & Technology Group, Inc. ADR*	1,225,208
6,721,098	People’s Insurance Co., Group of China Ltd. Class H	2,186,777
1,205,426	PICC Property & Casualty Co., Ltd. Class H	952,577
19,068	Pinduoduo, Inc. ADR*	1,750,442
408,700	Poly Developments and Holdings Group Co., Ltd. Class A	912,153
241,000	Q Technology Group Co., Ltd.(2)	328,314
529,441	Sany Heavy Industry Co., Ltd. Class A	1,601,433
285,250	Shandong Gold Mining Co., Ltd. Class H(1)	904,651
587,249	Sinotruk Hong Kong Ltd.	1,832,601
201,083	Suofeiya Home Collection Co., Ltd. Class A	661,554
21,312	TAL Education Group ADR*	1,665,959
261,780	Tencent Holdings Ltd.	17,957,625
346,758	Tianneng Power International Ltd.(2)	804,885
85,814	Vipshop Holdings Ltd. ADR*	1,953,985
300,666	Weichai Power Co., Ltd. Class H	643,926
65,500	Wuhu Sanqi Interactive Entertainment Network Technology Group Co., Ltd. Class A	428,185
316,500	Zhongsheng Group Holdings Ltd.	1,956,528
192,400	Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H*	198,364
6,600	ZTO Express Cayman, Inc. ADR	244,530

		129,861,277

	Greece - 0.1%
30,205	Hellenic Telecommunications Organization S.A.	444,422

	Hong Kong - 6.1%
995,000	China Mobile Ltd.	6,792,004
1,075,499	China Resources Cement Holdings Ltd.	1,472,459
8,845,769	China Unicom Hong Kong Ltd.	4,920,248
3,178,471	CITIC Ltd.	2,983,284
298,000	Ever Sunshine Lifestyle Services Group Ltd.(2)	573,326
524,500	Shimao Group Holdings Ltd.	2,225,627
1,415,500	Sun Art Retail Group Ltd.	1,967,261
203,000	Vinda International Holdings Ltd.	764,461
1,168,302	Yuexiu Property Co., Ltd.	214,195

		21,912,865

	India - 6.7%
48,856	Aurobindo Pharma Ltd.	572,780
81,930	Balkrishna Industries Ltd.	1,444,165
70,421	Bharti Airtel Ltd.*	521,574
41,229	Britannia Industries Ltd.	2,104,244
27,903	Dr Reddy’s Laboratories Ltd.	1,689,778
42,480	Escorts Ltd.	643,289
346,794	HCL Technologies Ltd.	3,260,488
253,976	Indiabulls Housing Finance Ltd.	642,833
346,399	Indraprastha Gas Ltd.*	1,868,820
27,949	Infosys Ltd.	359,372
14,364	Ipca Laboratories Ltd.	360,869
93,988	Mahanagar Gas Ltd.	1,223,449
644,901	Manappuram Finance Ltd.	1,364,559
34,726	Multi Commodity Exchange of India Ltd.	782,268
160,786	Muthoot Finance Ltd.	2,734,723
2,882	Nestle India Ltd.	634,779
484,444	NMDC Ltd.	543,325
1,058,180	Oil & Natural Gas Corp. Ltd.	1,106,467
472,228	Power Finance Corp. Ltd.	509,897
20,344	Reliance Industries Ltd.	562,625
126,173	Wipro Ltd.	472,963

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 7,952	WNS Holdings Ltd. ADR*	$508,610

		23,911,877

	Indonesia - 0.4%
203,150	Gudang Garam Tbk PT	696,549
1,400,000	Indofood Sukses Makmur Tbk PT	620,497

		1,317,046

	Malaysia - 1.9%
180,300	Hartalega Holdings Bhd	866,362
332,400	Kossan Rubber Industries	1,384,961
489,307	RHB Bank Bhd	579,411
655,800	Top Glove Corp. Bhd	4,016,993

		6,847,727

	Mexico - 1.5%
1,127,000	America Movil S.A.B. de C.V. Class L	711,496
7,296	Coca-Cola Femsa S.A.B. de C.V. ADR	301,982
1,213,412	Fibra Uno Administracion S.A. de C.V. REIT	980,871
151,760	Gruma S.A.B. de C.V. Class B	1,779,114
417,000	Grupo Mexico S.A.B. de C.V. Class B	1,056,225
427,858	Kimberly-Clark de Mexico S.A.B. de C.V. Class A	703,452

		5,533,140

	Pakistan - 0.2%
1,187,354	Oil & Gas Development Co., Ltd.	815,129

	Philippines - 0.1%
10,585	PLDT, Inc.	286,655

	Poland - 1.8%
28,451	CD Projekt S.A.*	3,052,775
29,031	Dino Polska S.A.*(1)	1,607,190
28,567	KGHM Polska Miedz S.A.*	961,732
226,085	Orange Polska S.A.*	423,954
27,922	Polski Koncern Naftowy ORLEN S.A.	397,572

		6,443,223

	Qatar - 0.5%
282,658	Barwa Real Estate Co.	245,109
243,334	Commercial Bank QSC	275,239
239,212	Ooredoo QPSC	443,022
54,186	Qatar Electricity & Water Co. QSC	252,761
44,106	Qatar Fuel QSC	196,434
52,270	Qatar National Bank QPSC	260,291

		1,672,856

	Russia - 3.1%
59,611	LUKOIL PJSC ADR	4,043,734
165,001	MMC Norilsk Nickel PJSC ADR	4,310,125
292,400	Surgutneftegas PJSC ADR	1,447,512
1,401,618	VTB Bank PJSC GDR	1,375,234

		11,176,605

	South Africa - 3.0%
15,268	Anglo American Platinum Ltd.	1,172,020
11,223	AngloGold Ashanti Ltd. ADR	361,268
81,480	Aspen Pharmacare Holdings Ltd.*	630,352
173,987	Clicks Group Ltd.	2,321,892
74,394	Exxaro Resources Ltd.	586,871
317,241	Investec Ltd.	621,025
27,430	Kumba Iron Ore Ltd.	887,028
442,825	MTN Group Ltd.	1,548,876
11,022	Naspers Ltd. Class N	2,005,467
246,021	Sibanye Stillwater Ltd.*	695,942

		10,830,741

	South Korea - 11.9%
42,709	BNK Financial Group, Inc.	184,599
2,954	Daelim Industrial Co., Ltd.	207,778

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 30,129	DB HiTek Co., Ltd.	$870,416
130,364	DGB Financial Group, Inc.	564,909
4,408	F&F Co., Ltd.	303,090
21,668	GS Engineering & Construction Corp.	491,324
33,057	Hana Financial Group, Inc.	820,316
17,185	Hyundai Mobis Co., Ltd.	2,973,636
6,756	Hyundai Motor Co.	720,600
107,014	Industrial Bank of Korea	730,212
9,276	Kakao Corp.	2,691,110
96,083	KB Financial Group, Inc.	2,843,602
118,640	Kia Motors Corp.	4,038,075
78,469	KT Corp. ADR	773,704
1,991	LG Innotek Co., Ltd.	270,246
13,416	NAVER Corp.	3,408,357
3,356	NCSoft Corp.	2,286,765
4,328	Orion Corp/Republic of Korea	486,801
4,593	POSCO	741,169
262,351	Samsung Electronics Co., Ltd.	12,822,101
2,094	Seegene, Inc.	457,678
134,600	Shinhan Financial Group Co., Ltd.	3,377,549
48,977	Woori Financial Group, Inc.	350,295

		42,414,332

	Taiwan - 12.9%
61,000	Accton Technology Corp.	477,873
737,000	Cathay Financial Holding Co., Ltd.	996,293
456,000	E Ink Holdings, Inc.	636,958
349,000	Elan Microelectronics Corp.	1,875,479
49,000	Elite Material Co., Ltd.	296,125
108,000	Foxsemicon Integrated Technology, Inc.	761,674
3,322,000	Fubon Financial Holding Co., Ltd.	4,731,146
1,560,000	Hon Hai Precision Industry Co., Ltd.	4,169,300
265,086	Lite-On Technology Corp.	448,470
144,959	MediaTek, Inc.	3,461,339
32,000	Merida Industry Co., Ltd.	295,264
23,000	momo.com, Inc.	510,478
47,000	Nien Made Enterprise Co., Ltd.	516,041
19,000	Parade Technologies Ltd.	827,062
472,000	Pegatron Corp.	990,186
108,000	Phison Electronics Corp.	1,083,545
36,000	Pixart Imaging, Inc.	245,056
231,000	Powertech Technology, Inc.	771,694
353,919	Radiant Opto-Electronics Corp.	1,513,147
533,000	Shin Kong Financial Holding Co., Ltd.*	154,889
7,000	Silergy Corp.	419,934
148,000	TaiDoc Technology Corp.	1,275,167
959,176	Taiwan Semiconductor Manufacturing Co., Ltd.	13,959,461
79,000	Tripod Technology Corp.	342,928
334,000	TXC Corp.	857,220
55,000	United Integrated Services Co., Ltd.	385,966
3,651,724	United Microelectronics Corp.	2,769,083
57,000	Yageo Corp.	756,886
92,000	Zhen Ding Technology Holding Ltd.	424,129

		45,952,793

	Thailand - 3.2%
402,400	Bangkok Bank PCL	1,286,854
141,300	Carabao Group PCL	550,564
1,316,400	Charoen Pokphand Foods PCL	1,424,789
456,400	Com7 PCL	559,843
238,973	Electricity Generating PCL	1,816,294
78,200	Kasikornbank PCL	204,980
4,223,871	Krung Thai Bank PCL	1,334,246
813,800	Osotspa PCL	1,109,164
942,400	Polyplex Thailand PCL NVDR	708,379
565,300	PTT PCL	679,828
1,147,000	Thanachart Capital PCL	1,278,225

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
$ 21,315,400	TMB Bank PCL		$649,391

			11,602,557

	Turkey - 0.8%
83,214	Migros Ticaret AS*(2)		536,015
44,546	Turkiye Garanti Bankasi AS*		44,777
683,894	Turkiye Halk Bankasi AS*(2)		539,839
892,248	Turkiye Is Bankasi AS Class C*		614,183
1,702,776	Turkiye Vakiflar Bankasi TAO Class D*(2)		1,102,781

			2,837,595

	United Arab Emirates - 0.5%
641,759	Emaar Properties PJSC*		453,867
566,667	Emirates NBD Bank PJSC		1,374,289

			1,828,156

	Total Common Stocks (cost $302,886,038)		$342,401,770

Preferred Stocks - 1.7%
	Brazil - 1.7%
166,700	Cia de Transmissao de Energia Eletrica Paulista *		720,288
31,700	Cia Paranaense de Energia *		403,379
1,112,000	Petroleo Brasileiro S.A. *		4,732,323

			5,855,990

	Total Preferred Stocks (cost $6,264,405)		$5,855,990

	Total Long-Term Investments (cost $309,150,443)		$348,257,760

Short-Term Investments - 2.1%
	Repurchase Agreements - 1.3%
4,579,986	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2020 at 0.07%, due on 08/03/2020 with a maturity value of $4,580,013; collateralized by U.S. Treasury Note 2.875%, maturing 11/30/2025, with a market value of $4,671,672		4,579,986

	Securities Lending Collateral - 0.8%
144,067	Citibank NA DDCA, 0.09%, 8/3/2020(3)		144,067
168,111	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(3)		168,111
2,569,173	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.13%(3)		2,569,173

			2,881,351

	Total Short-Term Investments (cost $7,461,337)		$7,461,337

	Total Investments (cost $316,611,780)	99.5%	$355,719,097
	Other Assets and Liabilities	0.5%	1,934,009

	Total Net Assets	100.0%	$357,653,106

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $4,564,888, representing 1.3% of net assets.

(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI Emerging Market Index Future	64	09/18/20	$3,421,760	$294,102

Total futures contracts				$294,102

Foreign Currency Contracts Outstanding at July 31, 2020
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
128,141	USD	470,021	QAR	SSG	08/06/20	$ —	$ (959)
128,261	USD	470,501	QAR	SSG	08/10/20	—	(974)
Total Foreign Currency Contracts						$ —	$ (1,933)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
SSG	State Street Global Markets LLC

Currency Abbreviations:
QAR	Qatari Riyal

Index Abbreviations:
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Argentina	$393,744	$393,744	$—	$—
Brazil	15,215,944	15,215,944	—	—
Chile	1,103,086	1,103,086	—	—
China	129,861,277	39,664,718	90,196,559	—
Greece	444,422	—	444,422	—
Hong Kong	21,912,865	—	21,912,865	—
India	23,911,877	508,610	23,403,267	—
Indonesia	1,317,046	—	1,317,046	—
Malaysia	6,847,727	—	6,847,727	—
Mexico	5,533,140	5,533,140	—	—
Pakistan	815,129	—	815,129	—
Philippines	286,655	—	286,655	—
Poland	6,443,223	—	6,443,223	—
Qatar	1,672,856	—	1,672,856	—
Russia	11,176,605	4,310,125	6,866,480	—
South Africa	10,830,741	361,268	10,469,473	—
South Korea	42,414,332	1,231,382	41,182,950	—
Taiwan	45,952,793	—	45,952,793	—
Thailand	11,602,557	9,402,344	2,200,213	—
Turkey	2,837,595	539,839	2,297,756	—
United Arab Emirates	1,828,156	—	1,828,156	—
Preferred Stocks	5,855,990	5,855,990	—	—
Short-Term Investments	7,461,337	2,881,351	4,579,986	—
Futures Contracts(2)	294,102	294,102	—	—

Total	$356,013,199	$87,295,643	$268,717,556	$—

Liabilities
Foreign Currency Contracts(2)	$(1,933)	$—	$(1,933)	$—

Total	$(1,933)	$—	$(1,933)	$—

(1)	For the period ended July 31, 2020, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 30.3%
	Argentina - 0.7%
$ 265,000	Telecom Argentina S.A. 6.50%, 06/15/2021(1)	$255,592
	YPF S.A.
265,000	6.95%, 07/21/2027(1)	198,087
37,000	8.50%, 03/23/2025(2)	30,988

		484,667

	Azerbaijan - 0.6%
200,000	International Bank of Azerbaijan OJSC 3.50%, 09/01/2024(1)	180,540
205,000	State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/2030(1)	246,098

		426,638

	Bermuda - 0.6%
450,000	Ooredoo International Finance Ltd. 3.25%, 02/21/2023(1)	471,375

	Brazil - 1.4%
270,000	Banco do Brasil S.A. 4.75%, 03/20/2024, 5 year EUR Swap + 7.591%(2)	282,693
305,000	BRF S.A. 4.88%, 01/24/2030(2)	304,908
200,000	Centrais Eletricas Brasileiras S.A. 3.63%, 02/04/2025(2)	198,790
255,000	Itau Unibanco Holding S.A. 6.13%, 12/12/2022, (6.13% fixed rate until 12/12/2022; 5 year USD CMT + 3.981% thereafter)(2)(3)(4)	243,767

		1,030,158

	British Virgin Islands - 1.1%
75,000	Central American Bottling Corp. 5.75%, 01/31/2027(2)	78,563
270,000	Huarong Finance Co., Ltd. 4.50%, 01/24/2022, (4.50% fixed rate until 01/24/2022; 5 year USD CMT + 7.773% thereafter)(1)(3)(4)	274,391
250,000	Sinopec Group Overseas Development Ltd. 2.70%, 05/13/2030(2)	267,639
200,000	Yingde Gases Investment Ltd. 6.25%, 01/19/2023(1)	206,836

		827,429

	Canada - 0.2%
200,000	Frontera Energy Corp. 9.70%, 06/25/2023(2)	158,500

	Cayman Islands - 3.4%
465,000	ADCB Finance Cayman Ltd. 4.00%, 03/29/2023(2)	490,436
352,745	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(2)(5)	253,535
245,000	Comcel Trust via Comunicaciones Celulares S.A. 6.88%, 02/06/2024(1)	251,128
200,000	Lamar Funding Ltd. 3.96%, 05/07/2025(1)	186,470
235,000	Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(2)	259,440
253,648	Sparc EM SPC Panama Metro 0.00%, 12/05/2022(1)(5)	244,898
400,000	Tencent Holdings Ltd. 2.39%, 06/03/2030(2)	415,712
305,000	Termocandelaria Power Ltd. 7.88%, 01/30/2029(2)	320,634

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 90,000	Vale Overseas Ltd. 3.75%, 07/08/2030	$96,612

		2,518,865

	Chile - 1.5%
	Embotelladora Andina S.A.
150,000	3.95%, 01/21/2050(1)	153,795
200,000	5.00%, 10/01/2023(1)	218,704
250,000	Empresa Nacional de Telecomunicaciones S.A. 4.75%, 08/01/2026(1)	271,956
200,000	Engie Energia Chile S.A. 4.50%, 01/29/2025(1)	219,622
200,000	Inversiones CMPC S.A. 3.85%, 01/13/2030(2)	209,326

		1,073,403

	China - 0.3%
225,000	Industrial & Commercial Bank of China Ltd. 4.88%, 09/21/2025(2)	256,705

	Colombia - 1.2%
200,000	Bancolombia S.A. 3.00%, 01/29/2025	199,002
	Ecopetrol S.A.
115,000	4.13%, 01/16/2025	119,889
255,000	6.88%, 04/29/2030	307,275
225,000	Transportadora de Gas Internacional S.A. ESP 5.55%, 11/01/2028(2)	248,627

		874,793

	Hong Kong - 0.4%
275,000	CMB Wing Lung Bank Ltd. 3.75%, 11/22/2027, (3.75% fixed rate until 11/22/2022; 5 year USD CMT + 1.750% thereafter)(1)(4)	279,441

	India - 0.4%
285,000	Bharti Airtel Ltd. 4.38%, 06/10/2025(1)	301,767

	Indonesia - 0.8%
IDR 2,620,000,000	Jasa Marga Persero Tbk PT 7.50%, 12/11/2020(2)	173,092
$ 285,000	Tower Bersama Infrastructure Tbk PT 4.25%, 01/21/2025(1)	285,142
IDR 2,040,000,000	Wijaya Karya Persero Tbk PT 7.70%, 01/31/2021(2)	127,683

		585,917

	Israel - 0.8%
$ 165,000	Delek & Avner Tamar Bond Ltd. 5.08%, 12/30/2023(2)	163,277
	Israel Electric Corp. Ltd.
200,000	4.25%, 08/14/2028(1)(2)	227,720
200,000	5.00%, 11/12/2024(1)(2)	224,900

		615,897

	Luxembourg - 1.8%
200,000	CSN Resources S.A. 7.63%, 04/17/2026(1)	197,640
200,000	Kernel Holding S.A. 6.50%, 10/17/2024(2)	198,100
200,000	Millicom International Cellular S.A. 5.13%, 01/15/2028(2)	209,276
255,000	Rede D’or Finance S.a.r.l. 4.95%, 01/17/2028(2)	248,337
200,000	Rumo Luxembourg S.a.r.l. 5.25%, 01/10/2028(2)	206,773

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 235,000	VTB Bank OJSC Via VTB Capital S.A. 6.95%, 10/17/2022(1)	$249,687

		1,309,813

	Mauritius - 0.6%
200,000	Azure Power Energy Ltd. 5.50%, 11/03/2022(1)	203,668
200,000	MTN Mauritius Investments Ltd. 5.37%, 02/13/2022(2)	204,340

		408,008

	Mexico - 1.7%
150,000	Coca-Cola Femsa S.A.B. de C.V. 2.75%, 01/22/2030	162,886
205,000	Infraestructura Energetica Nova S.A.B. de C.V. 3.75%, 01/14/2028(1)	205,769
230,000	Mexico City Airport Trust 5.50%, 07/31/2047(1)	193,200
200,000	Operadora de Servicios Mega S.A. de C.V. 8.25%, 02/11/2025(2)	175,300
	Petroleos Mexicanos
80,000	6.35%, 02/12/2048	62,996
185,000	6.38%, 01/23/2045	147,056
30,000	6.50%, 06/02/2041	24,105
10,000	6.75%, 09/21/2047	8,125
130,000	7.69%, 01/23/2050(1)	114,309
140,000	7.69%, 01/23/2050(2)	123,102

		1,216,848

	Morocco - 0.4%
275,000	OCP S.A. 4.50%, 10/22/2025(1)	286,742

	Netherlands - 4.4%
250,000	Greenko Dutch B.V. 5.25%, 07/24/2024(1)	254,475
240,000	ICTSI Treasury B.V. 5.88%, 09/17/2025(1)	261,609
200,000	Lukoil Securities B.V. 3.88%, 05/06/2030(2)	211,838
200,000	Metinvest B.V. 7.75%, 04/23/2023(2)	196,668
270,000	Minejesa Capital B.V. 5.63%, 08/10/2037(1)	287,550
250,000	Mong Duong Finance Holdings B.V. 5.13%, 05/07/2029(2)	250,783
	Petrobras Global Finance B.V.
80,000	5.60%, 01/03/2031	84,260
35,000	6.88%, 01/20/2040	38,806
70,000	6.90%, 03/19/2049	77,910
330,000	Prosus N.V. 5.50%, 07/21/2025(1)	376,613
200,000	Syngenta Finance N.V. 5.18%, 04/24/2028(1)	217,215
500,000	Teva Pharmaceutical Finance Netherlands B.V. 6.75%, 03/01/2028(6)	555,000
385,000	VEON Holdings B.V. 4.00%, 04/09/2025(2)	398,571

		3,211,298

	Panama - 0.3%
199,116	Aeropuerto Internacional de Tocumen S.A. 6.00%, 11/18/2048(2)	220,204

	Peru - 1.5%
	Banco de Credito del Peru
225,000	2.70%, 01/11/2025(2)	230,231
125,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.000% thereafter)(2)(4)	124,000

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 295,000	Kallpa Generacion S.A. 4.13%, 08/16/2027(2)	$302,965
270,000	SAN Miguel Industrias Pet S.A. 4.50%, 09/18/2022(2)	272,403
PEN 500,000	Telefonica del Peru SAA 7.38%, 04/10/2027(2)	142,588

		1,072,187

	Philippines - 0.3%
$ 240,000	SM Investments Corp. 4.88%, 06/10/2024(1)	252,700

	Saudi Arabia - 0.5%
200,000	Arabian Centres Sukuk Ltd. 5.38%, 11/26/2024(2)	177,800
210,000	Saudi Arabian Oil Co. 2.75%, 04/16/2022(2)	215,859

		393,659

	Singapore - 1.3%
470,000	BOC Aviation Ltd. 3.88%, 04/27/2026(2)	508,813
270,000	United Overseas Bank Ltd. 2.88%, 03/08/2027, (2.88% fixed rate until 03/08/2022; 5 year USD Swap + 1.654% thereafter)(1)(4)	274,698
200,000	Vena Energy Capital Pte Ltd. 3.13%, 02/26/2025(1)	192,242

		975,753

	South Africa - 0.3%
225,000	Eskom Holdings SOC Ltd. 6.75%, 08/06/2023(1)	215,618

	South Korea - 1.1%
365,000	Shinhan Bank Co., Ltd. 3.75%, 09/20/2027(2)	394,816
320,000	Woori Bank 5.13%, 08/06/2028(2)	379,651

		774,467

	Thailand - 0.3%
200,000	PTTEP Treasury Center Co., Ltd. 3.90%, 12/06/2059(2)	230,383

	Ukraine - 0.3%
200,000	VF Ukraine PAT via VFU Funding plc 6.20%, 02/11/2025(2)	196,500

	United Arab Emirates - 1.3%
235,000	Abu Dhabi National Energy Co. PJSC 3.63%, 01/12/2023(1)	249,100
200,000	Acwa Power Management And Investments One Ltd. 5.95%, 12/15/2039(1)	223,008
220,000	Emirates SembCorp Water and Power Co. PJSC 4.45%, 08/01/2035(2)	247,280
225,000	Tabreed Sukuk Spc Ltd. 5.50%, 10/31/2025(1)	253,368

		972,756

	United Kingdom - 0.6%
EUR 170,000	Ellaktor Value plc 6.38%, 12/15/2024(2)	153,854
$ 270,000	Liquid Telecommunications Financing plc 8.50%, 07/13/2022(2)	272,703

		426,557

	United States - 0.2%
135,000	DAE Funding LLC 5.00%, 08/01/2024(1)	124,961

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Total Corporate Bonds (cost $21,435,904)	$22,194,009

Foreign Government Obligations - 66.1%
	Argentina - 1.6%
ARS 4,579,493	Argentina Treasury Bond 1.20%, 03/18/2022(7)	$63,293
	Argentine Bonos del Tesoro
5,840,763	15.50%, 10/17/2026(8)	30,636
8,645,000	16.00%, 10/17/2023(8)	64,497
127,125	18.20%, 10/03/2021(8)	1,419
	Argentine Republic Government International Bond
$ 495,000	5.88%, 01/11/2028(8)	207,900
900,000	6.88%, 01/26/2027(8)	380,250
450,000	7.63%, 04/22/2046(8)	191,250
91,800	Autonomous City of Buenos Aires Argentina 8.95%, 02/19/2021(1)	89,506
ARS 3,970,000	32.74%, 03/29/2024, BADLAR + 3.250%(9)	53,483
$ 185,000	Provincia de Cordoba 7.13%, 08/01/2027(1)	116,552

		1,198,786

	Bermuda - 0.3%
200,000	Bermuda Government International Bond 3.72%, 01/25/2027(2)	216,900

	Brazil - 1.7%
	Brazil Notas do Tesouro Nacional
BRL 16,000	10.00%, 01/01/2025	3,644
3,745,000	10.00%, 01/01/2027	868,249
785,000	10.00%, 01/01/2029	185,246
871,000	10.00%, 01/01/2031	207,612

		1,264,751

	Chile - 0.5%
	Bonos de la Tesoreria de la Republica en pesos
CLP 130,000,000	5.00%, 03/01/2035	215,685
70,000,000	6.00%, 01/01/2043	138,062

		353,747

	China - 3.4%
	China Government Bond
CNY 3,640,000	2.68%, 05/21/2030	509,319
3,660,000	2.85%, 06/04/2027	520,330
8,170,000	3.13%, 11/21/2029	1,177,595
2,160,000	3.29%, 05/23/2029	314,892

		2,522,136

	Colombia - 6.3%
	Colombian TES
COP 3,651,900,000	5.75%, 11/03/2027	1,012,593
1,869,300,000	6.00%, 04/28/2028	524,237
3,688,600,000	7.00%, 06/30/2032	1,035,762
3,523,000,000	7.25%, 10/18/2034	998,280
3,414,300,000	7.75%, 09/18/2030	1,039,269

		4,610,141

	Croatia - 0.6%
EUR 320,000	Croatia Government International Bond 3.00%, 03/20/2027(1)	433,486

	Czech Republic - 3.5%
	Czech Republic Government Bond
CZK 7,380,000	0.95%, 05/15/2030(1)	332,626
3,200,000	1.20%, 03/13/2031	147,156
28,320,000	2.50%, 08/25/2028(1)	1,435,355
12,150,000	2.75%, 07/23/2029	635,765

		2,550,902

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Ecuador - 0.1%
$ 200,000	Ecuador Government International Bond 9.50%, 03/27/2030(2)(8)	$103,500

	Egypt - 0.3%
205,000	Egypt Government International Bond 8.88%, 05/29/2050(2)	204,959

	Honduras - 0.2%
150,000	Honduras Government International Bond 5.63%, 06/24/2030(2)	157,875

	Hungary - 3.2%
	Hungary Government Bond
HUF 50,270,000	2.75%, 12/22/2026	185,157
76,460,000	3.00%, 10/27/2027	285,479
101,830,000	3.00%, 08/21/2030	377,469
45,350,000	3.00%, 10/27/2038	162,033
60,320,000	3.25%, 10/22/2031	228,291
18,660,000	6.75%, 10/22/2028	87,625
	Hungary Government International Bond
EUR 495,000	1.63%, 04/28/2032(1)	613,996
325,000	1.75%, 10/10/2027(1)	417,289

		2,357,339

	Indonesia - 5.0%
	Indonesia Treasury Bond
IDR 432,000,000	6.63%, 05/15/2033	27,988
2,153,000,000	7.00%, 05/15/2027	150,533
13,361,000,000	7.00%, 09/15/2030	927,034
3,465,000,000	7.50%, 08/15/2032	240,817
9,618,000,000	7.50%, 06/15/2035	672,074
4,915,000,000	7.50%, 05/15/2038	338,563
510,000,000	8.25%, 05/15/2029	38,054
3,748,000,000	8.25%, 06/15/2032	274,554
3,608,000,000	8.25%, 05/15/2036	265,015
4,197,000,000	8.38%, 03/15/2034	311,642
2,251,000,000	8.38%, 04/15/2039	167,962
2,313,000,000	8.75%, 05/15/2031	176,675
1,258,000,000	8.75%, 02/15/2044	93,678

		3,684,589

	Macedonia - 0.2%
EUR 110,000	North Macedonia Government International Bond 3.68%, 06/03/2026(2)	137,184

	Malaysia - 6.3%
	Malaysia Government Bond
MYR 2,255,000	3.48%, 06/14/2024	560,288
9,875,000	3.66%, 10/15/2020	2,337,766
155,000	3.76%, 04/20/2023	38,280
450,000	3.83%, 07/05/2034	116,324
1,050,000	3.89%, 08/15/2029	273,847
255,000	3.90%, 11/16/2027	66,510
825,000	3.91%, 07/15/2026	212,947
1,600,000	3.96%, 09/15/2025	410,570
460,000	4.76%, 04/07/2037	128,847
	Malaysia Government Investment Issue
700,000	3.66%, 10/15/2024	175,557
455,000	3.73%, 03/31/2026	115,931
35,000	4.13%, 08/15/2025	9,030
340,000	4.13%, 07/09/2029	89,837
215,000	4.72%, 06/15/2033	59,867

		4,595,601

	Mexico - 3.1%
	Mexican Bonos
MXN 3,627,000	5.75%, 03/05/2026	167,411
2,517,400	7.75%, 11/23/2034	129,676
7,478,100	7.75%, 11/13/2042	374,460

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
MXN 7,267,600	8.00%, 11/07/2047	$371,805
16,256,300	8.50%, 11/18/2038	881,617
1,539,600	10.00%, 11/20/2036	94,425
$ 200,000	Mexico Government International Bond 5.00%, 04/27/2051	234,000

		2,253,394

	Peru - 3.2%
	Peru Government Bond
PEN 2,135,000	5.94%, 02/12/2029(1)(2)	724,749
875,000	6.15%, 08/12/2032(1)(2)	293,834
1,180,000	6.90%, 08/12/2037	413,487
2,490,000	6.95%, 08/12/2031	891,990

		2,324,060

	Poland - 2.1%
	Republic of Poland Government Bond
PLN 2,545,000	2.50%, 07/25/2026	744,142
2,635,000	3.25%, 07/25/2025	791,968

		1,536,110

	Romania - 1.5%
	Romania Government Bond
RON 300,000	3.25%, 04/29/2024	72,117
180,000	4.50%, 06/17/2024	45,118
1,450,000	4.75%, 02/24/2025	367,793
1,155,000	4.85%, 04/22/2026	295,551
60,000	5.00%, 02/12/2029	15,640
	Romanian Government International Bond
EUR 100,000	2.88%, 03/11/2029(1)	125,692
115,000	3.62%, 05/26/2030(2)	149,756

		1,071,667

	Russia - 7.5%
	Russian Federal Bond - OFZ
RUB 52,945,000	6.00%, 10/06/2027	732,541
23,995,000	6.90%, 05/23/2029	348,351
11,460,000	7.00%, 08/16/2023	164,616
65,340,000	7.05%, 01/19/2028	959,271
29,155,000	7.40%, 07/17/2024	428,608
78,170,000	7.65%, 04/10/2030	1,190,687
3,975,000	7.75%, 09/16/2026	60,386
39,610,000	7.95%, 10/07/2026	610,641
35,770,000	8.15%, 02/03/2027	556,165
28,155,000	8.50%, 09/17/2031	458,974

		5,510,240

	Serbia - 1.0%
EUR 585,000	Serbia International Bond 3.13%, 05/15/2027(2)	733,031

	South Africa - 3.6%
	Republic of South Africa Government Bond
ZAR 3,800,000	6.25%, 03/31/2036	147,461
8,101,770	6.50%, 02/28/2041	300,539
6,680,000	7.00%, 02/28/2031	321,382
11,950,000	8.25%, 03/31/2032	607,651
12,565,000	8.50%, 01/31/2037	588,213
2,805,000	8.75%, 01/31/2044	127,637
2,785,000	8.88%, 02/28/2035	139,342
9,394,000	9.00%, 01/31/2040	447,641

		2,679,866

	South Korea - 1.2%
IDR 12,700,000,000	Export-Import Bank of Korea 7.25%, 12/07/2024(1)	870,733

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Sri Lanka - 0.5%
$ 375,000	Sri Lanka Government International Bond 6.25%, 07/27/2021(1)	$343,125

	Supranational - 2.7%
	Asian Development Bank
ZAR 20,300,000	0.00%, 04/30/2040(5)	195,949
IDR 4,580,000,000	7.80%, 03/15/2034	347,243
	European Bank for Reconstruction & Development
MXN 22,000,000	0.00%, 04/27/2028(5)	570,082
IDR 5,800,000,000	5.60%, 01/30/2025	380,893
TRY 1,730,000	International Bank for Reconstruction & Development 11.00%, 08/25/2022	223,515
MXN 21,200,000	International Finance Corp. 0.00%, 02/22/2038(5)	304,830

		2,022,512

	Thailand - 4.7%
	Thailand Government Bond
THB 5,508,984	1.20%, 07/14/2021(1)(7)	175,357
9,015,734	1.25%, 03/12/2028(1)(7)	274,562
3,427,000	1.60%, 12/17/2029	113,580
16,830,000	2.88%, 12/17/2028	612,040
695,000	3.30%, 06/17/2038	27,355
6,500,000	3.40%, 06/17/2036	258,875
7,280,000	3.65%, 06/20/2031	286,951
22,310,000	3.78%, 06/25/2032	899,071
19,130,000	3.85%, 12/12/2025	709,487
1,770,000	4.88%, 06/22/2029	74,008

		3,431,286

	Turkey - 0.2%
TRY 1,350,000	Turkey Government Bond 10.50%, 08/11/2027	173,211

	Ukraine - 0.3%
	Ukraine Government International Bond
UAH 3,400,000	15.84%, 02/26/2025(2)	134,329
2,845,000	17.25%, 01/05/2022(2)	109,708

		244,037

	Uruguay - 1.3%
	Uruguay Government International Bond
UYU 11,690,000	3.88%, 07/02/2040(7)	300,798
27,250,000	8.50%, 03/15/2028(1)	627,497

		928,295

	Total Foreign Government Obligations (cost $49,518,245)	$48,513,463

	Total Long-Term Investments (cost $70,954,149)	$70,707,472

Short-Term Investments - 1.0%
	Repurchase Agreements - 0.2%
157,234	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2020 at 0.070%, due on 08/03/2020 with a maturity value of $157,235; collateralized by U.S. Treasury Note 2.875%, maturing 11/30/2025, with a market value of $160,466	157,234

	Securities Lending Collateral - 0.8%
28,958	Citibank NA DDCA, 0.09%, 8/3/2020(10)	28,958
33,790	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(10)	33,790
516,402	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.13%(10)	516,402

		579,150

	Total Short-Term Investments (cost $736,384)	$736,384

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

		Market Value†
Total Investments Excluding Purchased Options (cost $71,690,533)	97.4%	$71,443,856
Total Purchased Options (cost $565,577)	0.7%	$521,673

Total Investments (cost $72,256,110)	98.1%	$71,965,529
Other Assets and Liabilities	1.9%	1,390,830

Total Net Assets	100.0%	$73,356,359

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $16,206,993, representing 22.1% of net assets.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $14,395,898, representing 19.6% of net assets.

(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Security is a zero-coupon bond.
(6)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(7)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(8)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(9)	Variable rate security; the rate reported is the coupon rate in effect at July 31, 2020. Base lending rates may be subject to a floor or cap.
(10)	Current yield as of period end.

OTC Option Contracts Outstanding at January 31, 2020

Description	Counter- party	Exercise Price/FX Rate/Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
USD Call/CAD Put	JPM	1.38 USD	09/10/20	1,592,000	USD	1,592,000	$2,464	$40,437	$(37,973)
USD Call/CNH Put	CBK	7.18 USD	11/25/20	763,000	USD	763,000	5,149	13,104	(7,955)
USD Call/CNH Put	CBK	7.21 USD	12/01/20	1,587,000	USD	1,587,000	9,978	27,257	(17,279)
USD Call/RUB Put	CBK	77.24 USD	10/28/20	749,000	USD	749,000	12,796	9,040	3,756
USD Call/RUB Put	GSC	90.10 USD	09/30/20	846,000	USD	846,000	762	21,488	(20,726)
USD Call/TRY Put	GSC	7.44 USD	01/18/21	1,110,000	USD	1,110,000	71,542	49,506	22,036
USD Call/TRY Put	GSC	7.04 USD	10/01/20	1,147,000	USD	1,147,000	48,808	31,577	17,231
USD Call/ZAR Put	MSC	18.02 USD	10/30/20	746,000	USD	746,000	12,977	10,437	2,540
USD Call/ZAR Put	CBK	16.87 USD	01/25/21	747,000	USD	747,000	44,892	33,839	11,053

Total Calls							$209,368	$236,685	$(27,317)

Puts
USD Put/BRL Call	JPM	5.36 USD	08/20/20	1,532,000	USD	1,532,000	$58,118	$21,831	$36,287
USD Put/BRL Call	BOA	5.72 USD	08/20/20	1,532,000	USD	1,532,000	151,999	211,939	(59,940)
USD Put/BRL Call	BOA	5.05 USD	10/14/20	1,532,000	USD	1,532,000	29,255	20,080	9,175

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Description	Counter- party	Exercise Price/FX Rate/Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
USD Put/CAD Call	JPM	1.38 USD	09/10/20	1,592,000	USD	1,592,000	$48,225	$40,564	$7,661
USD Put/INR Call	JPM	71.16 USD	08/20/20	2,008,000	USD	2,008,000	2	10,562	(10,560)
USD Put/KRW Call	GSC	1,167.50 USD	10/27/20	744,000	USD	744,000	4,878	4,140	738
USD Put/MXN Call	MSC	21.37 USD	01/21/21	1,111,000	USD	1,111,000	15,106	15,010	96
USD Put/MXN Call	MSC	20.26 USD	01/21/21	1,111,000	USD	1,111,000	4,722	4,766	(44)

Total Puts							$312,305	$328,892	$(16,587)

Total purchased OTC option contracts							$521,673	$565,577	$(43,904)

Description	Counter -party	Exercise Price/FX Rate/Rate	Expiration Date	Number of Contracts		Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts:
Calls
USD Call/CNH Put	CBK	7.45 USD	11/25/20	(763,000)	USD	(763,000)	$(1,893)	$(6,169)	$4,276
USD Call/CNH Put	CBK	7.48 USD	12/01/20	(3,174,000)	USD	(3,174,000)	(7,811)	(25,392)	17,581
USD Call/TRY Put	GSC	7.47 USD	10/01/20	(1,147,000)	USD	(1,147,000)	(22,189)	(15,409)	(6,780)
USD Call/TRY Put	GSC	8.19 USD	01/18/21	(1,110,000)	USD	(1,110,000)	(37,515)	(24,242)	(13,273)
USD Call/ZAR Put	CBK	18.39 USD	01/25/21	(747,000)	USD	(747,000)	(19,956)	(14,948)	(5,008)

Total Calls							$(89,364)	$(86,160)	$(3,204)

Written option contracts:
Puts
USD Put/BRL Call	JPM	5.72 USD	08/20/20	(1,532,000)	USD	(1,532,000)	$(151,999)	$(65,416)	$(86,583)
USD Put/BRL Call	BOA	5.36 USD	08/20/20	(1,532,000)	USD	(1,532,000)	(58,118)	(117,172)	59,054
USD Put/BRL Call	BOA	5.36 USD	10/14/20	(1,532,000)	USD	(1,532,000)	(78,781)	(58,651)	(20,130)
USD Put/BRL Call	GSC	4.97 USD	01/07/21	(1,139,000)	USD	(1,139,000)	(26,965)	(19,687)	(7,278)
USD Put/CLP Call	JPM	720.25 USD	10/30/20	(746,000)	USD	(746,000)	(5,924)	(6,759)	835
USD Put/CLP Call	BOA	738.60 USD	12/04/20	(1,176,000)	USD	(1,176,000)	(23,441)	(14,381)	(9,060)
USD Put/MXN Call	MSC	22.75 USD	01/21/21	(1,111,000)	USD	(1,111,000)	(45,549)	(45,462)	(87)
USD Put/RUB Call	CBK	70.26 USD	10/28/20	(749,000)	USD	(749,000)	(3,931)	(6,906)	2,975
USD Put/ZAR Call	MSC	16.12 USD	10/30/20	(746,000)	USD	(746,000)	(5,874)	(8,269)	2,395

Total Puts							$(400,582)	$(342,703)	$(57,879)

Total written OTC option contracts							$(489,946)	$(428,863)	$(61,083)

Futures Contracts Outstanding at July 31, 2020

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	5	09/30/20	$1,104,922	$1,030
U.S. Treasury 5-Year Note Future	46	09/30/20	5,801,750	31,257
U.S. Treasury Long Bond Future	6	09/21/20	1,093,687	22,676

Total				$54,963

Short position contracts:
Euro-BOBL Future	3	09/08/20	$477,918	$(2,253)
Euro-BUND Future	9	09/08/20	1,881,988	(26,128)
U.S. Treasury 10-Year Note Future	42	09/21/20	5,883,281	(60,874)
U.S. Treasury 10-Year Ultra Future	5	09/21/20	796,250	(11,869)
U.S. Treasury Ultra Long Term Bond Future	1	09/21/20	227,688	(10,252)

Total				$(111,376)

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Total futures contracts	$(56,413)

OTC Interest Rate Swap Contracts Outstanding at July 31, 2020

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
BOA	6 Mo. THBFIX	0.99% Fixed	THB	3,357,500	09/16/30	Semi-Annual	$—	$—	$290	$290
BOA	BZDIOVRA	6.45% Fixed	BRL	1,763,295	01/04/27	Maturity	—	—	10,666	10,666
BOA	0.51% Fixed	CLICP Camara Promedio A	CLP	4,610,050,000	09/16/21	Maturity	—	—	(5,727)	(5,727)
BOA	CLICP Camara Promedio A	0.65% Fixed	CLP	457,325,000	09/16/22	Semi-Annual	—	—	1,753	1,753
CBK	1.51% Fixed	CLICP Camara Promedio A	CLP	411,090,000	09/16/25	Semi-Annual	—	—	(11,606)	(11,606)
CBK	CLICP Camara Promedio A	0.73% Fixed	CLP	727,210,000	09/16/22	Semi-Annual	—	—	4,288	4,288
CBK	CLICP Camara Promedio A	2.37% Fixed	CLP	116,740,000	09/16/30	Semi-Annual	—	—	4,758	4,758
CBK	CLICP Camara Promedio A	2.35% Fixed	CLP	104,015,000	09/16/30	Semi-Annual	—	—	3,982	3,982
GSC	3M Banco Central De La Republica	3.68% Fixed	COP	6,860,745,000	09/16/25	Quarterly	—	—	47,231	47,231
GSC	4.82% Fixed	3M Banco Central De La Republica	COP	6,055,930,000	09/16/30	Quarterly	—	—	(67,273)	(67,273)
GSC	4.96% Fixed	3M Banco Central De La Republica	COP	5,171,190,000	09/16/30	Quarterly	—	—	(73,806)	(73,806)
GSC	0.84% Fixed	6 Mo. THBFIX	THB	26,290,000	09/16/25	Semi-Annual	—	—	(6,211)	(6,211)
GSC	BZDIOVRA	5.83% Fixed	BRL	2,991,902	01/02/25	Maturity	—	—	19,048	19,048
GSC	BZDIOVRA	5.29% Fixed	BRL	2,506,293	01/03/22	Maturity	—	—	21,648	21,648
GSC	BZDIOVRA	6.42% Fixed	BRL	130,513	01/02/25	Maturity	—	—	1,414	1,414
GSC	BZDIOVRA	6.68% Fixed	BRL	652,045	01/04/27	Maturity	—	—	5,587	5,587
GSC	1.34% Fixed	CLICP Camara Promedio A	CLP	408,715,000	09/16/25	Semi-Annual	—	—	(6,986)	(6,986)
GSC	1.39% Fixed	CLICP Camara Promedio A	CLP	451,740,000	09/16/25	Semi-Annual	—	—	(9,054)	(9,054)
GSC	1.44% Fixed	CLICP Camara Promedio A	CLP	1,053,235,000	09/16/25	Semi-Annual	—	—	(25,008)	(25,008)
GSC	1.45% Fixed	CLICP Camara Promedio A	CLP	606,580,000	09/16/25	Semi-Annual	—	—	(14,740)	(14,740)
GSC	CLICP Camara Promedio A	0.65% Fixed	CLP	2,640,200,000	09/16/22	Semi-Annual	—	—	10,402	10,402
GSC	CLICP Camara Promedio A	0.66% Fixed	CLP	2,120,960,000	09/16/22	Semi-Annual	—	—	8,413	8,413
GSC	CLICP Camara Promedio A	0.61% Fixed	CLP	545,360,000	09/16/22	Semi-Annual	—	—	1,510	1,510
GSC	CLICP Camara Promedio A	0.60% Fixed	CLP	493,420,000	09/16/22	Semi-Annual	—	—	1,169	1,169
GSC	CLICP Camara Promedio A	2.33% Fixed	CLP	656,170,000	09/16/30	Semi-Annual	—	—	23,899	23,899
GSC	CLICP Camara Promedio A	2.34% Fixed	CLP	378,540,000	09/16/30	Semi-Annual	—	—	14,022	14,022

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
GSC	CLICP Camara Promedio A	2.16% Fixed	CLP	124,560,000	09/16/30	Semi-Annual	$—	$—	$1,837	$1,837
GSC	CLICP Camara Promedio A	2.11% Fixed	CLP	112,695,000	09/16/30	Semi-Annual	—	—	992	992
MSC	1.90% Fixed	7 Day CNY Repo Rate	CNY	2,280,000	09/16/25	Quarterly	—	—	(10,842)	(10,842)
MSC	BZDIOVRA	5.37% Fixed	BRL	292,579	01/02/25	Maturity	—	—	824	824
MSC	BZDIOVRA	6.13% Fixed	BRL	203,995	01/04/27	Maturity	—	—	625	625
MSC	6.99% Fixed	BZDIOVRA	BRL	492,594	01/04/21	Maturity	—	—	(4,405)	(4,405)
MSC	7.50% Fixed	BZDIOVRA	BRL	1,482,952	01/02/29	Maturity	—	—	(20,949)	(20,949)
MSC	BZDIOVRA	5.32% Fixed	BRL	2,504,932	01/03/22	Maturity	—	—	21,878	21,878
MSC	BZDIOVRA	7.04% Fixed	BRL	436,864	07/03/23	Maturity	—	—	7,953	7,953
MSC	BZDIOVRA	8.40% Fixed	BRL	3,434,916	01/02/25	Maturity	—	—	81,242	81,242
MSC	BZDIOVRA	7.60% Fixed	BRL	1,378,502	01/02/25	Maturity	—	—	25,821	25,821
MSC	BZDIOVRA	6.50% Fixed	BRL	627,947	01/02/25	Maturity	—	—	7,127	7,127
MSC	BZDIOVRA	7.04% Fixed	BRL	960,248	01/04/27	Maturity	—	—	11,095	11,095
MSC	1.44% Fixed	CLICP Camara Promedio A	CLP	619,155,000	09/16/25	Semi-Annual	—	—	(14,689)	(14,689)
MSC	1.45% Fixed	CLICP Camara Promedio A	CLP	384,070,000	09/16/25	Semi-Annual	—	—	(9,197)	(9,197)
MSC	1.46% Fixed	CLICP Camara Promedio A	CLP	692,820,000	09/16/25	Semi-Annual	—	—	(17,335)	(17,335)
MSC	1.51% Fixed	CLICP Camara Promedio A	CLP	1,837,120,000	09/16/25	Semi-Annual	—	—	(52,323)	(52,323)
MSC	CLICP Camara Promedio A	2.32% Fixed	CLP	508,305,000	09/16/30	Semi-Annual	—	—	17,777	17,777
MSC	CLICP Camara Promedio A	2.36% Fixed	CLP	360,535,000	09/16/30	Semi-Annual	—	—	14,444	14,444

Total OTC interest rate swap contracts							$—	$—	$21,544	$21,544

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2020

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	4.84% Fixed	MXN	3,420,000	07/02/25	Lunar	$—	$—	$6	$6
1 Mo. MXN TIIE	5.69% Fixed	MXN	7,285,000	07/08/30	Lunar	—	—	3,053	3,053
1 Mo. MXN TIIE	7.24% Fixed	MXN	5,150,000	07/15/22	Lunar	—	—	12,948	12,948
1 Mo. MXN TIIE	6.87% Fixed	MXN	395,000	12/10/29	Lunar	—	—	1,860	1,860
1 Mo. MXN TIIE	6.26% Fixed	MXN	1,590,000	02/21/30	Lunar	—	—	4,113	4,113
1 Mo. MXN TIIE	6.37% Fixed	MXN	19,485,000	02/22/30	Lunar	—	—	57,594	57,594
3 Mo. PLN WIBOR	0.25% Fixed	PLN	8,395,000	09/16/21	Annual	—	—	(1,791)	(1,791)
3 Mo. ZAR JIBAR	4.12% Fixed	ZAR	82,200,000	09/16/22	Quarterly	—	—	26,527	26,527
3 Mo. ZAR JIBAR	5.76% Fixed	ZAR	127,985,000	09/16/25	Quarterly	—	—	(189,706)	(189,706)
3 Mo. ZAR JIBAR	7.50% Fixed	ZAR	48,120,000	09/16/30	Quarterly	—	—	83,821	83,821
6 Mo. CZK PRIBOR	0.48% Fixed	CZK	236,765,000	09/16/22	Annual	—	—	(2,183)	(2,183)
6 Mo. CZK PRIBOR	0.70% Fixed	CZK	111,835,000	09/16/25	Annual	—	—	6,086	6,086
6 Mo. CZK PRIBOR	0.49% Fixed	CZK	2,900,000	09/16/25	Annual	—	—	(1,236)	(1,236)
6 Mo. CZK PRIBOR	0.68% Fixed	CZK	8,085,000	09/16/30	Annual	—	—	5,183	5,183
6 Mo. CZK PRIBOR	0.94% Fixed	CZK	6,655,000	09/16/30	Annual	—	—	(3,584)	(3,584)
6 Mo. HUF BUBOR	1.41% Fixed	HUF	54,435,000	09/16/30	Annual	—	—	3,575	3,575
6 Mo. PLN WIBOR	0.38% Fixed	PLN	1,090,000	09/16/22	Annual	—	—	884	884
6 Mo. PLN WIBOR	1.02% Fixed	PLN	1,430,000	09/16/30	Annual	—	—	6,589	6,589
6 Mo. PLN WIBOR	1.02% Fixed	PLN	1,065,000	09/16/30	Annual	—	—	5,033	5,033

Total centrally cleared interest rate swap contracts						$—	$—	$18,772	$18,772

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2020

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,190,000	AUD	819,571	USD	BCLY	09/16/20	$30,776	$—
335,000	AUD	232,080	USD	BNP	09/16/20	7,303	—
120,000	AUD	82,871	USD	GSC	09/16/20	2,878	—
1,502,000	BRL	288,663	USD	MSC	08/04/20	—	(784)
1,502,000	BRL	291,142	USD	CBK	08/04/20	—	(3,262)
3,968,000	BRL	908,945	USD	MSC	08/18/20	—	(148,909)
2,734,000	BRL	477,680	USD	JPM	08/24/20	45,849	—
30,088,000	BRL	5,616,681	USD	JPM	09/02/20	142,894	—
1,270,000	BRL	244,407	USD	HSBC	09/02/20	347	(1,644)
950,000	BRL	183,468	USD	CBK	09/02/20	—	(1,615)
1,884,000	BRL	364,178	USD	MSC	09/02/20	—	(3,534)
700,000	BRL	138,545	USD	RBS	09/02/20	—	(4,548)
2,204,000	BRL	428,979	USD	GSC	09/02/20	2,386	(9,466)
2,445,000	BRL	482,439	USD	BOA	09/08/20	—	(14,486)
486,000	BRL	104,325	USD	MSC	09/09/20	—	(11,312)
6,348,000	BRL	1,315,648	USD	DEUT	09/09/20	—	(100,728)
2,567,000	BRL	478,963	USD	BOA	10/16/20	11,833	—
1,628,000	BRL	301,761	USD	GSC	01/11/21	8,614	—
4,354,000	CAD	3,222,958	USD	GSC	09/16/20	27,990	—
460,000	CAD	336,887	USD	MSC	09/16/20	6,575	—
145,000	CAD	107,035	USD	BNP	09/16/20	1,230	—
1,401,903,000	CLP	1,790,311	USD	HSBC	09/16/20	62,285	—
425,600,000	CLP	548,585	USD	GSC	09/16/20	13,839	—
238,300,000	CLP	311,143	USD	CBK	09/16/20	3,768	—
133,900,000	CLP	177,121	USD	MSC	09/16/20	—	(174)
276,108,000	CLP	320,683	USD	BOA	10/07/20	44,243	—
136,379,000	CLP	181,150	USD	JPM	11/03/20	—	(853)
267,098,000	CLP	342,873	USD	BOA	12/09/20	10,315	—
3,078,000	CNH	432,956	USD	MSC	09/16/20	6,046	—
295,000	CNH	41,481	USD	BNP	09/16/20	594	—
9,340,000	CNY	1,321,677	USD	JPM	09/16/20	12,031	—
4,161,000	CNY	584,393	USD	BNP	09/16/20	9,778	—
3,415,000	CNY	484,547	USD	GSC	09/16/20	3,099	—
930,000	CNY	132,337	USD	DEUT	09/16/20	462	—
4,480,000	CNY	640,722	USD	MSC	09/16/20	—	(999)
1,265,255,000	COP	335,194	USD	GSC	09/16/20	2,535	—
1,168,500,000	COP	312,318	USD	RBS	09/16/20	1,586	(2,002)
631,900,000	COP	171,712	USD	CBK	09/16/20	—	(3,042)
31,973,000	CZK	1,352,545	USD	GSC	09/16/20	82,836	—
3,148,000	CZK	134,395	USD	DEUT	09/16/20	6,930	—
1,767,000	CZK	75,605	USD	CBK	09/16/20	3,722	—
990,000	CZK	42,142	USD	BNP	09/16/20	2,303	—
1,192,000	EUR	1,345,043	USD	JPM	09/16/20	60,494	—
713,000	EUR	803,806	USD	GSC	09/16/20	36,945	(22)
704,000	EUR	797,878	USD	BNP	09/16/20	32,237	—
191,000	EUR	216,265	USD	CBK	09/16/20	8,951	—
111,000	EUR	126,750	USD	MSC	09/16/20	4,134	—
160,000	GBP	203,902	USD	GSC	09/16/20	5,592	—
595,983,000	HUF	1,942,705	USD	MSC	09/16/20	95,101	—
106,100,000	HUF	340,290	USD	BNP	09/16/20	22,491	—
25,500,000	HUF	84,025	USD	GSC	09/16/20	3,165	—
22,631,000	HUF	76,886	USD	SSG	09/16/20	495	—
3,152,000,000	IDR	216,562	USD	BNP	09/16/20	—	(1,681)
1,493,000,000	IDR	103,810	USD	SCB	09/16/20	—	(2,028)
3,209,000,000	IDR	222,153	USD	GSC	09/16/20	—	(3,386)
23,581,045,000	IDR	1,614,587	USD	JPM	09/16/20	—	(7,001)
5,508,411,000	IDR	384,478	USD	MSC	09/16/20	—	(8,954)
94,562,000	INR	1,239,134	USD	BNP	09/16/20	18,992	—
8,410,000	INR	110,367	USD	JPM	09/16/20	1,526	—
10,200,000	INR	134,618	USD	BCLY	09/16/20	1,091	—
27,760,000	INR	369,324	USD	GSC	09/16/20	552	(536)
25,098,000	INR	316,096	USD	MSC	10/08/20	17,062	—
226,020,000	KRW	187,072	USD	MSC	09/16/20	2,667	—
158,700,000	KRW	131,690	USD	GSC	09/16/20	1,535	—
22,285,000	MXN	1,001,123	USD	MSC	08/13/20	—	(1,521)
90,976,000	MXN	4,020,310	USD	HSBC	09/17/20	42,243	—

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
27,857,000	MXN	1,215,972	USD	GSC	09/17/20	$32,027	(4,039)
4,220,000	MXN	180,496	USD	BNP	09/17/20	7,949	—
5,787,000	MXN	257,126	USD	DEUT	09/17/20	1,293	—
11,336,000	MXN	505,135	USD	SSG	09/17/20	3,997	(2,920)
3,840,000	MXN	174,333	USD	JPM	09/17/20	—	(2,857)
18,476,000	MXN	835,534	USD	JPM	10/02/20	—	(12,068)
5,610,000	MXN	246,593	USD	MSC	01/25/21	193	—
1,053,000	MYR	246,004	USD	BNP	09/17/20	1,857	—
840,000	MYR	196,781	USD	DEUT	09/17/20	942	—
236,176,000	NGN	614,224	USD	JPM	08/11/20	—	(4,549)
355,000	NZD	231,006	USD	BNP	09/16/20	4,440	—
130,000	NZD	83,824	USD	GSC	09/16/20	2,396	—
1,565,000	PEN	443,042	USD	CBK	09/16/20	—	(489)
385,000	PEN	109,909	USD	GSC	09/16/20	—	(1,038)
13,170,000	PHP	261,413	USD	JPM	09/16/20	5,874	—
9,720,000	PHP	194,985	USD	GSC	09/16/20	2,284	—
6,370,000	PHP	128,246	USD	BNP	09/16/20	1,034	—
17,777,000	PLN	4,512,069	USD	BNP	09/16/20	235,938	—
1,889,000	PLN	479,800	USD	HSBC	09/16/20	24,728	—
445,000	PLN	112,401	USD	GSC	09/16/20	6,453	—
7,366,000	RON	1,714,138	USD	GSC	09/16/20	76,135	—
22,617,000	RUB	318,186	USD	GSC	09/16/20	—	(15,041)
221,265,000	RUB	3,185,912	USD	JPM	09/16/20	—	(220,212)
30,045,000	RUB	372,489	USD	GSC	10/01/20	29,534	—
24,277,000	RUB	331,194	USD	CBK	10/29/20	—	(7,265)
855,000	SGD	614,974	USD	GSC	09/16/20	7,348	—
530,000	SGD	380,766	USD	HSBC	09/16/20	5,000	—
7,490,000	THB	237,627	USD	GSC	09/16/20	2,539	—
2,050,000	THB	65,553	USD	SCB	09/16/20	180	—
94,430,000	THB	3,035,358	USD	JPM	09/16/20	—	(7,475)
8,070,000	TRY	1,259,088	USD	CBK	08/14/20	—	(121,244)
2,265,000	TRY	320,985	USD	GSC	08/20/20	—	(3,053)
3,652,000	TRY	571,241	USD	CBK	09/08/20	—	(64,583)
595,000	TRY	83,304	USD	CBK	09/16/20	—	(1,109)
14,291,500	TRY	2,046,613	USD	MSC	09/16/20	—	(72,337)
1,903,000	TRY	270,347	USD	GSC	10/02/20	—	(9,633)
1,747,000	TRY	234,812	USD	GSC	01/19/21	—	(8,253)
355,995	USD	29,690,000	ARS	GSC	10/07/20	—	(11,422)
138,850	USD	11,837,000	ARS	BOA	10/27/20	—	(2,672)
41,310	USD	3,948,000	ARS	GSC	01/22/21	—	(535)
82,754	USD	7,890,000	ARS	CBK	01/22/21	—	(871)
149,182	USD	215,000	AUD	GSC	09/16/20	—	(4,452)
344,657	USD	495,000	AUD	DEUT	09/16/20	—	(9,059)
858,828	USD	1,247,000	AUD	BCLY	09/16/20	—	(32,250)
348,897	USD	1,502,000	BRL	MSC	08/04/20	61,017	—
288,663	USD	1,502,000	BRL	CBK	08/04/20	784	—
823,578	USD	3,968,000	BRL	DEUT	08/18/20	63,542	—
297,868	USD	1,509,000	BRL	BOA	08/24/20	8,912	—
290,840	USD	1,502,000	BRL	CBK	09/02/20	3,321	—
90,494	USD	470,000	BRL	BNP	09/02/20	525	—
473,519	USD	2,500,000	BRL	MSC	09/02/20	1,402	(6,444)
1,381,892	USD	7,416,000	BRL	GSC	09/02/20	3,157	(40,869)
274,154	USD	1,467,000	BRL	BOA	09/08/20	—	(6,617)
685,173	USD	3,221,000	BRL	DEUT	09/09/20	68,718	—
747,724	USD	3,613,000	BRL	MSC	09/09/20	56,245	—
197,041	USD	273,000	CAD	MSC	09/11/20	—	(6,794)
620,279	USD	854,000	CAD	JPM	09/11/20	—	(17,358)
342,465	USD	460,000	CAD	SSG	09/16/20	—	(997)
323,792	USD	435,000	CAD	MSC	09/16/20	—	(1,004)
319,652	USD	430,000	CAD	BCLY	09/16/20	—	(1,411)
248,271	USD	335,000	CAD	CBK	09/16/20	—	(1,859)
419,626	USD	570,000	CAD	GSC	09/16/20	—	(5,969)
2,566,992	USD	3,488,000	CAD	RBC	09/16/20	—	(37,351)
190,880	USD	150,700,000	CLP	RBS	09/16/20	—	(8,268)
395,580	USD	312,800,000	CLP	GSC	09/16/20	—	(17,781)
436,981	USD	358,600,000	CLP	HSBC	09/16/20	—	(36,904)

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
932,350	USD	726,860,000	CLP	BOA	10/07/20	$—	$(28,326)
236,654	USD	1,709,000	CNH	CBK	11/27/20	—	(6,111)
77,448	USD	545,000	CNY	HSBC	09/16/20	—	(376)
513,826	USD	3,605,000	CNY	SCB	09/16/20	—	(951)
501,762	USD	3,560,000	CNY	JPM	09/16/20	—	(6,589)
246,152	USD	898,700,000	COP	GSC	09/16/20	6,267	—
886,307	USD	3,303,900,000	COP	RBS	09/16/20	11,226	(6,815)
306,614	USD	1,146,100,000	COP	BCLY	09/16/20	1,043	(352)
103,043	USD	2,280,000	CZK	MSC	09/16/20	686	—
78,290	USD	1,830,000	CZK	SCB	09/16/20	—	(3,865)
114,467	USD	2,700,000	CZK	DEUT	09/16/20	—	(6,746)
109,658	USD	2,600,000	CZK	CBK	09/16/20	—	(7,065)
83,821	USD	74,000	EUR	MSC	09/16/20	—	(3,435)
405,935	USD	359,000	EUR	HSBC	09/16/20	—	(17,376)
1,304,989	USD	1,129,000	EUR	GSC	09/16/20	—	(26,262)
4,200,088	USD	3,717,000	EUR	JPM	09/16/20	—	(182,782)
481,453	USD	380,000	GBP	BNP	09/16/20	—	(16,095)
85,721	USD	25,000,000	HUF	UBS	09/16/20	240	—
63,145	USD	19,600,000	HUF	BCLY	09/16/20	—	(3,872)
92,556	USD	28,500,000	HUF	CBK	09/16/20	—	(4,892)
666,443	USD	210,100,000	HUF	GSC	09/16/20	—	(51,938)
261,894	USD	3,762,000,000	IDR	BNP	09/16/20	5,428	—
126,098	USD	1,845,000,000	IDR	DEUT	09/16/20	319	—
176,808	USD	2,614,000,000	IDR	MSC	09/16/20	—	(1,396)
694,845	USD	10,213,000,000	IDR	GSC	09/16/20	123	(1,527)
309,072	USD	4,561,898,000	IDR	CBK	09/16/20	—	(1,926)
502,853	USD	36,658,000	INR	JPM	08/24/20	14,015	—
248,833	USD	19,190,000	INR	JPM	09/16/20	—	(6,486)
330,998	USD	25,420,000	INR	BNP	09/16/20	—	(7,210)
615,905	USD	47,012,000	INR	GSC	10/08/20	—	(8,146)
180,698	USD	216,160,000	KRW	GSC	09/16/20	—	(764)
183,368	USD	219,400,000	KRW	GSC	10/29/20	—	(876)
565,754	USD	13,699,000	MXN	MSC	08/13/20	—	(48,720)
581,144	USD	12,965,000	MXN	SSG	09/17/20	2,969	(780)
348,789	USD	7,770,000	MXN	RBS	09/17/20	1,818	—
58,204	USD	1,291,000	MXN	BCLY	09/17/20	554	—
72,887	USD	1,650,000	MXN	SCB	09/17/20	—	(795)
271,439	USD	6,136,000	MXN	GSC	09/17/20	—	(2,566)
136,980	USD	3,140,000	MXN	DEUT	09/17/20	—	(3,237)
763,508	USD	17,482,000	MXN	CBK	09/17/20	2,140	(19,294)
613,011	USD	14,959,000	MXN	JPM	10/02/20	—	(53,704)
88,156	USD	377,000	MYR	DEUT	09/17/20	—	(584)
86,436	USD	370,000	MYR	HSBC	09/17/20	—	(656)
365,118	USD	1,565,000	MYR	BNP	09/17/20	—	(3,260)
621,555	USD	236,176,000	NGN	JPM	08/11/20	11,881	—
191,059	USD	295,000	NZD	BNP	09/16/20	—	(4,594)
342,363	USD	525,000	NZD	DEUT	09/16/20	—	(5,833)
442,263	USD	1,532,000	PEN	JPM	09/16/20	9,042	—
155,616	USD	548,000	PEN	CBK	09/16/20	651	—
122,829	USD	6,201,000	PHP	GSC	09/16/20	—	(3,022)
349,574	USD	1,300,000	PLN	UBS	09/16/20	2,361	—
100,183	USD	375,000	PLN	HSBC	09/16/20	25	—
73,025	USD	290,000	PLN	CBK	09/16/20	—	(4,430)
108,356	USD	425,000	PLN	SCB	09/16/20	—	(5,156)
155,882	USD	620,000	PLN	GSC	09/16/20	—	(9,712)
547,983	USD	2,165,000	PLN	BNP	09/16/20	—	(30,260)
78,281	USD	332,000	RON	BNP	09/16/20	—	(2,410)
319,496	USD	1,370,000	RON	GSC	09/16/20	—	(13,476)
2,513,752	USD	179,535,000	RUB	GSC	09/16/20	107,375	—
302,530	USD	21,969,000	RUB	CBK	09/16/20	8,071	—
89,357	USD	6,280,000	RUB	BOA	09/16/20	5,184	—
113,098	USD	8,090,000	RUB	DEUT	09/16/20	4,664	—
79,293	USD	5,900,000	RUB	MSC	09/16/20	213	—
624,318	USD	45,630,000	RUB	CBK	10/01/20	13,757	—
197,510	USD	6,140,000	THB	GSC	09/16/20	632	—
108,178	USD	3,380,000	THB	HSBC	09/16/20	—	(201)

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
94,815	USD	3,010,000	THB	RBS	09/16/20	$—	$(1,700)
595,294	USD	4,073,000	TRY	MSC	08/14/20	21,014	—
815,206	USD	6,015,000	TRY	CBK	08/14/20	—	(32,889)
131,124	USD	914,000	TRY	GSC	08/20/20	2,828	—
925,619	USD	7,087,000	TRY	CBK	09/08/20	—	(57,592)
366,091	USD	2,600,000	TRY	GSC	09/16/20	6,918	—
79,485	USD	560,000	TRY	JPM	09/16/20	2,124	—
342,734	USD	15,118,000	UYU	CBK	09/16/20	—	(11,400)
723,845	USD	11,824,000	ZAR	MSC	08/20/20	33,682	—
880,214	USD	15,975,000	ZAR	CBK	08/31/20	—	(51,186)
160,704	USD	2,740,000	ZAR	SSG	09/16/20	1,234	—
121,848	USD	2,130,000	ZAR	BNP	09/16/20	—	(2,119)
600,878	USD	10,500,000	ZAR	GSC	09/16/20	—	(10,226)
9,877,000	ZAR	640,532	USD	MSC	08/20/20	—	(64,015)
9,377,000	ZAR	598,359	USD	MSC	08/31/20	—	(51,646)
9,983,000	ZAR	592,277	USD	MSC	09/16/20	—	(11,263)
14,221,000	ZAR	844,235	USD	GSC	09/16/20	—	(16,569)
36,995,000	ZAR	2,170,477	USD	BNP	09/16/20	801	(18,156)
5,735,000	ZAR	338,069	USD	MSC	11/03/20	—	(5,900)
Total Foreign Currency Contracts						$1,909,369	$(2,091,069)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNH	Chinese Renminbi
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

RON	New Romanian Leu
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Index Abbreviations:
BADLAR	Buenos Aires Deposits of Large Amount Rate
CMT	Constant Maturity Treasury Index

Other Abbreviations:
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CLICP	Sinacofi Chile Interbank Offered Rate
DDCA	Dollars on Deposit in Custody Account
EM	Emerging Markets
JIBAR	Johannesburg Interbank Average Rate
OJSC	Open Joint Stock Company
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
PRIBOR	Prague Inter Bank Offered Rate
PT	Perseroan Terbatas
THBFIX	Thai Baht Interest Rate Fixing
TIIE	Interbank Equilibrium Interest Rate
WIBOR	Warsaw Interbank Offered Rate

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Corporate Bonds	$22,194,009	$—	$22,194,009	$—
Foreign Government Obligations	48,513,463	—	48,513,463	—
Short-Term Investments	736,384	579,150	157,234	—
Purchased Options	521,673	—	521,673	—
Foreign Currency Contracts(2)	1,909,369	—	1,909,369	—
Futures Contracts(2)	54,963	54,963	—	—
Swaps - Interest Rate(2)	588,967	—	588,967	—

Total	$74,518,828	$634,113	$73,884,715	$—

Liabilities
Foreign Currency Contracts(2)	$(2,091,069)	$—	$(2,091,069)	$—
Futures Contracts(2)	(111,376)	(111,376)	—	—
Swaps - Interest Rate(2)	(548,651)	—	(548,651)	—
Written Options	(489,946)	—	(489,946)	—

Total	$(3,241,042)	$(111,376)	$(3,129,666)	$—

(1)	For the period ended July 31, 2020, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The Hartford Equity Income Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.4%
	Automobiles & Components - 0.5%
$ 198,753	Cie Generale des Etablissements Michelin SCA	$20,584,069

	Banks - 7.5%
4,459,222	Bank of America Corp.	110,945,444
838,969	JP Morgan Chase & Co.	81,077,964
129,666	M&T Bank Corp.	13,738,113
342,202	PNC Financial Services Group, Inc.	36,502,687
1,129,431	Truist Financial Corp.	42,308,485

		284,572,693

	Capital Goods - 11.9%
341,505	Caterpillar, Inc.	45,379,184
441,577	Deere & Co.	77,854,441
760,652	Eaton Corp. plc	70,839,521
353,250	General Dynamics Corp.	51,835,905
366,196	Honeywell International, Inc.	54,698,697
165,491	Lockheed Martin Corp.	62,716,124
787,245	Raytheon Technologies Corp.	44,621,047
394,544	Trane Technologies plc	44,137,637

		452,082,556

	Consumer Durables & Apparel - 1.0%
593,848	VF Corp.	35,844,665

	Consumer Services - 1.1%
216,343	McDonald’s Corp.	42,031,118

	Diversified Financials - 2.8%
126,934	BlackRock, Inc.	72,988,319
657,499	Blackstone Group, Inc. Class A	35,031,547

		108,019,866

	Energy - 4.0%
302,303	Chevron Corp.	25,375,314
501,361	ConocoPhillips	18,745,888
1,966,016	Kinder Morgan, Inc.	27,720,825
508,766	Phillips 66	31,553,667
1,047,727	TC Energy Corp.	47,753,730

		151,149,424

	Food, Beverage & Tobacco - 7.2%
1,235,343	Archer-Daniels-Midland Co.	52,909,741
578,702	Coca-Cola Co.	27,337,883
1,285,896	Mondelez International, Inc. Class A	71,354,369
301,535	PepsiCo., Inc.	41,509,308
1,027,862	Philip Morris International, Inc.	78,950,080

		272,061,381

	Health Care Equipment & Services - 6.2%
539,384	Koninklijke Philips N.V.*	27,870,450
1,008,433	Medtronic plc	97,293,616
369,798	UnitedHealth Group, Inc.	111,967,438

		237,131,504

	Household & Personal Products - 2.3%
352,518	Procter & Gamble Co.	46,222,160
697,368	Unilever N.V.	41,165,633

		87,387,793

	Insurance - 6.7%
523,753	Chubb Ltd.	66,642,332
1,746,885	MetLife, Inc.	66,119,597
1,054,693	Progressive Corp.	95,280,966
236,991	Travelers Cos., Inc.	27,116,510

		255,159,405

The Hartford Equity Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Materials - 2.3%
$ 463,054	Celanese Corp.	$45,008,849
403,638	PPG Industries, Inc.	43,451,631

		88,460,480

	Media & Entertainment - 3.0%
2,664,661	Comcast Corp. Class A	114,047,491

	Pharmaceuticals, Biotechnology & Life Sciences - 11.7%
848,778	AstraZeneca plc ADR	47,344,837
247,319	Eli Lilly and Co.	37,169,572
857,792	Johnson & Johnson	125,031,762
422,175	Merck & Co., Inc.	33,875,322
511,801	Novartis AG	42,155,628
2,973,945	Pfizer, Inc.	114,437,404
130,144	Roche Holding AG	45,076,220

		445,090,745

	Real Estate - 2.8%
640,023	Crown Castle International Corp. REIT	106,691,834

	Retailing - 3.4%
301,201	Home Depot, Inc.	79,965,854
323,519	Lowe’s Cos., Inc.	48,175,214

		128,141,068

	Semiconductors & Semiconductor Equipment - 3.6%
387,990	Analog Devices, Inc.	44,560,652
1,112,869	Intel Corp.	53,117,237
186,663	KLA Corp.	37,300,867

		134,978,756

	Software & Services - 0.9%
251,887	Automatic Data Processing, Inc.	33,478,301

	Technology Hardware & Equipment - 6.4%
2,509,470	Cisco Systems, Inc.	118,196,037
2,123,830	Corning, Inc.	65,838,730
676,741	TE Connectivity Ltd.	60,277,321

		244,312,088

	Telecommunication Services - 2.4%
1,551,010	Verizon Communications, Inc.	89,152,055

	Transportation - 2.0%
443,164	Union Pacific Corp.	76,822,479

	Utilities - 7.7%
511,895	American Electric Power Co., Inc.	44,473,437
765,300	Dominion Energy, Inc.	62,012,259
335,431	Duke Energy Corp.	28,424,423
325,314	Eversource Energy	29,301,032
1,251,621	Exelon Corp.	48,325,087
539,899	FirstEnergy Corp.	15,657,071
398,646	Sempra Energy	49,615,481
490,529	UGI Corp.	16,354,237

		294,163,027

	Total Common Stocks (cost $3,085,468,117)	$3,701,362,798

Short-Term Investments - 2.2%
	Repurchase Agreements - 2.2%
84,907,864	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2020 at 0.070%, due on 08/03/2020 with a maturity value of $84,908,359; collateralized by U.S. Treasury Note at 2.875%, maturing 11/30/2025, with a market value of $24,491,104 and U.S. Treasury Note at 2.625%, maturing 12/31/2025, with a market value of $62,114,987	84,907,864

	Total Short-Term Investments (cost $84,907,864)	$84,907,864

The Hartford Equity Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

		Market Value†
Total Investments (cost $3,170,375,981)	99.6%	$3,786,270,662
Other Assets and Liabilities	0.4%	14,309,076

Total Net Assets	100.0%	$3,800,579,738

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Hartford Equity Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$20,584,069	$—	$20,584,069	$—
Banks	284,572,693	284,572,693	—	—
Capital Goods	452,082,556	452,082,556	—	—
Consumer Durables & Apparel	35,844,665	35,844,665	—	—
Consumer Services	42,031,118	42,031,118	—	—
Diversified Financials	108,019,866	108,019,866	—	—
Energy	151,149,424	151,149,424	—	—
Food, Beverage & Tobacco	272,061,381	272,061,381	—	—
Health Care Equipment & Services	237,131,504	209,261,054	27,870,450	—
Household & Personal Products	87,387,793	87,387,793	—	—
Insurance	255,159,405	255,159,405	—	—
Materials	88,460,480	88,460,480	—	—
Media & Entertainment	114,047,491	114,047,491	—	—
Pharmaceuticals, Biotechnology & Life Sciences	445,090,745	357,858,897	87,231,848	—
Real Estate	106,691,834	106,691,834	—	—
Retailing	128,141,068	128,141,068	—	—
Semiconductors & Semiconductor Equipment	134,978,756	134,978,756	—	—
Software & Services	33,478,301	33,478,301	—	—
Technology Hardware & Equipment	244,312,088	244,312,088	—	—
Telecommunication Services	89,152,055	89,152,055	—	—
Transportation	76,822,479	76,822,479	—	—
Utilities	294,163,027	294,163,027	—	—
Short-Term Investments	84,907,864	—	84,907,864	—

Total	$3,786,270,662	$3,565,676,431	$220,594,231	$—

(1) For the period ended July 31, 2020, there were no transfers in and out of Level 3.

The Hartford Floating Rate Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 6.5%
	Airlines - 0.1%
$ 1,475,000	Bombardier, Inc. 7.50%, 12/01/2024(1)	$1,194,750

	Apparel - 0.1%
930,000	PVH Corp. 4.63%, 07/10/2025(1)	950,060
390,000	Under Armour, Inc. 3.25%, 06/15/2026	364,163

		1,314,223

	Auto Parts & Equipment - 0.2%
1,150,000	Adient Global Holdings Ltd. 4.88%, 08/15/2026(1)	1,073,813
EUR 1,800,000	Clarios Global L.P. / Clarios U.S. Finance Co. 4.38%, 05/15/2026(2)	2,120,311

		3,194,124

	Commercial Banks - 0.4%
5,845,000	Banco Santander S.A. 1.00%, 12/15/2024(3)(4)	5,745,303
$ 2,025,000	Freedom Mortgage Corp. 8.25%, 04/15/2025(1)	2,019,938

		7,765,241

	Commercial Services - 0.5%
	APX Group, Inc.
2,545,000	6.75%, 02/15/2027(1)	2,537,365
2,150,000	7.63%, 09/01/2023	2,058,625
EUR 2,660,000	Q-Park Holding I B.V. 2.00%, 03/31/2026, 3 mo. EURIBOR + 2.000%(1)(5)	2,899,914
1,600,000	Verisure Midholding AB 5.75%, 12/01/2023(2)	1,893,866

		9,389,770

	Distribution/Wholesale - 0.1%
$ 1,760,000	Performance Food Group, Inc. 5.50%, 10/15/2027(1)	1,817,200

	Diversified Financial Services - 0.1%
2,065,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.65%, 07/21/2027	1,877,434

	Electrical Components & Equipment - 0.1%
2,000,000	WESCO Distribution, Inc. 5.38%, 12/15/2021	2,013,020

	Entertainment - 0.8%
1,113,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(1)	1,003,503
	Cinemark USA, Inc.
2,520,000	4.88%, 06/01/2023	2,142,000
830,000	5.13%, 12/15/2022	722,100
	Colt Merger Sub, Inc.
1,835,000	5.75%, 07/01/2025(1)	1,908,400
5,630,000	6.25%, 07/01/2025(1)	5,872,794
3,770,000	8.13%, 07/01/2027(1)	3,840,687
975,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(1)	964,860

		16,454,344

	Food Service - 0.0%
900,000	Aramark Services, Inc. 6.38%, 05/01/2025(1)	949,500

	Home Builders - 0.1%
1,950,000	KB Home 7.00%, 12/15/2021	2,042,625

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Insurance - 0.4%
	Genworth Holdings, Inc.
$ 3,175,000	4.80%, 02/15/2024	$2,794,000
1,500,000	4.90%, 08/15/2023	1,335,000
1,400,000	6.50%, 06/15/2034	1,155,000
1,925,000	7.20%, 02/15/2021	1,920,187

		7,204,187

	Internet - 0.1%
1,075,000	Photo Holdings Merger Sub, Inc. 8.50%, 10/01/2026(1)	994,912
EUR 955,000	United Group B.V. 3.25%, 02/15/2026, 3 mo. EURIBOR + 3.250%(1)(5)	1,083,257

		2,078,169

	IT Services - 0.1%
$ 980,000	Presidio Holdings, Inc. 8.25%, 02/01/2028(1)	1,019,200

	Leisure Time - 0.4%
	Carnival Corp.
2,490,000	10.50%, 02/01/2026(1)	2,577,150
840,000	11.50%, 04/01/2023(1)	913,500
EUR 1,500,000	Carnival plc 1.00%, 10/28/2029	936,471
	Royal Caribbean Cruises Ltd.
$ 2,255,000	9.13%, 06/15/2023(1)	2,305,738
875,000	11.50%, 06/01/2025(1)	964,226

		7,697,085

	Lodging - 0.1%
1,010,000	Boyd Gaming Corp. 4.75%, 12/01/2027(1)	970,863

	Media - 0.3%
EUR 1,690,000	Banijay Group SAS 6.50%, 03/01/2026(1)	1,836,694
$ 1,100,000	CSC Holdings LLC 5.88%, 09/15/2022	1,184,920
GBP 1,974,000	Virgin Media Vendor Financing Notes DAC 4.88%, 07/15/2028(1)	2,617,428

		5,639,042

	Office/Business Equipment - 0.1%
$ 1,875,000	Xerox Corp. 4.50%, 05/15/2021	1,912,500

	Oil & Gas - 0.5%
2,750,000	Centennial Resource Production LLC 5.38%, 01/15/2026(1)	1,230,625
1,020,000	EQT Corp. 3.90%, 10/01/2027	961,146
6,085,000	Foothills Resource, Inc. 11.50%, 04/01/2023	609
2,150,000	Gulfport Energy Corp. 6.63%, 05/01/2023	1,272,219
930,000	Jagged Peak Energy LLC 5.88%, 05/01/2026	948,600
1,625,000	QEP Resources, Inc. 5.38%, 10/01/2022	1,300,000
1,750,000	Southwestern Energy Co. 7.75%, 10/01/2027	1,645,525
5,230,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(1)	2,941,875

		10,300,599

	Oil & Gas Services - 0.1%
2,246,000	Alpha Star Holding Ltd. 6.25%, 04/20/2022(2)	2,059,896

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Pharmaceuticals - 0.1%
EUR 1,055,000	Rossini S.a.r.l. 3.88%, 10/30/2025, 3 mo. EURIBOR + 3.875%(1)(5)	$1,216,516

	Pipelines - 0.1%
$ 905,000	EnLink Midstream Partners L.P. 5.05%, 04/01/2045	488,700
975,000	EQM Midstream Partners L.P. 6.50%, 07/15/2048	971,314
1,525,000	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 5.50%, 09/15/2024(1)	1,462,582

		2,922,596

	Retail - 1.1%
2,010,000	1011778 BC ULC / New Red Finance, Inc. 5.75%, 04/15/2025(1)	2,150,479
1,530,000	Macy’s, Inc. 8.38%, 06/15/2025(1)	1,597,963
EUR 9,925,000	Peer Holding B.V. 0.00%, 03/08/2025, 3 mo. Euribor	11,108,122
	Staples, Inc.
$ 5,550,000	7.50%, 04/15/2026(1)	4,869,015
2,950,000	10.75%, 04/15/2027(1)	1,873,250

		21,598,829

	Telecommunications - 0.1%
1,875,000	Sprint Communications, Inc. 6.00%, 11/15/2022	2,027,081

	Trucking & Leasing - 0.5%
3,640,000	DAE Funding LLC 5.25%, 11/15/2021(1)	3,640,000
6,570,000	Fly Leasing Ltd. 6.38%, 10/15/2021	6,093,675

		9,733,675

	Total Corporate Bonds (cost $131,137,904)	$124,392,469

Senior Floating Rate Interests - 86.1%(6)
	Advertising - 0.3%
5,830,883	Entravision Communications Corp. 2.91%, 11/29/2024, 3 mo. USD LIBOR + 2.750%	5,306,104

	Aerospace/Defense - 0.5%
10,051,184	TransDigm, Inc. 2.41%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	$9,379,061

	Airlines - 0.8%
10,190,000	JetBlue Airways Corp. 6.25%, 06/12/2024, 1 mo. USD LIBOR + 5.250%	10,039,290
6,190,000	Mileage Plus Holdings LLC 6.25%, 06/25/2027, 1 mo. USD LIBOR + 5.250%	6,171,430

		16,210,720

	Auto Manufacturers - 0.1%
2,097,166	Navistar, Inc. 3.69%, 11/06/2024, 3 mo. USD LIBOR + 3.500%	2,025,506

	Auto Parts & Equipment - 1.4%
7,399,894	Adient U.S. LLC 4.72%, 05/06/2024, 3 mo. USD LIBOR + 4.250%	7,273,504
14,335,715	Panther BF Aggregator 2 3.67%, 04/30/2026, 3 mo. USD LIBOR + 3.500%	13,974,312
6,135,000	Trico Group LLC 0.00%, 02/02/2024	5,843,587

		27,091,403

	Beverages - 1.3%
5,000,000	Jacobs Douwe Egberts International B.V. 2.19%, 11/01/2025, 3 mo. USD LIBOR + 2.000%	4,889,600
	Sunshine Investments B.V.

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
EUR 8,205,000	0.00%, 03/28/2025	$9,526,198
8,635,000	3.25%, 03/28/2025, 3 mo. EURIBOR + 3.250%	9,884,256

		24,300,054

	Chemicals - 0.7%
	LTI Holdings, Inc.
$ 8,069,289	3.67%, 09/06/2025, 3 mo. USD LIBOR + 3.500%	7,053,043
1,140,000	6.92%, 09/06/2026, 1 mo. USD LIBOR + 6.750%	804,840
4,805,473	Tronox Finance LLC 3.06%, 09/23/2024, 3 mo. USD LIBOR + 2.750%	4,670,343

		12,528,226

	Commercial Services - 7.1%
30,577,412	APX Group, Inc. 7.25%, 12/31/2025, 1 mo. USD LIBOR + 4.000%	28,602,723
	Belron Finance U.S. LLC
3,228,775	2.77%, 10/30/2026, 1 mo. USD LIBOR + 2.500%	3,158,807
8,303,462	2.97%, 11/07/2024, 3 mo. USD LIBOR + 2.500%	8,116,634
29,067,431	Blackhawk Network Holdings, Inc. 3.16%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	26,996,377
31,251,675	Dun & Bradstreet Corp. 3.92%, 02/06/2026, 1 mo. USD LIBOR + 3.750%	31,062,915
EUR 2,870,000	LGC Group Holdings Ltd. 3.25%, 01/22/2027, 3 mo. EURIBOR + 3.250%	3,277,403
$ 4,249,323	Quikrete Holdings, Inc. 2.66%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	4,097,410
5,102,813	Tempo Acquisition LLC 2.91%, 05/01/2024, 1 mo. USD LIBOR + 2.750%	4,965,037
	Verisure Holding AB
EUR 9,900,000	0.00%, 10/21/2022	11,561,654
2,407,261	3.00%, 10/20/2022, 3 mo. EURIBOR + 3.000%	2,796,389
1,530,000	Vertical Midco GmbH 0.00%, 07/14/2027	1,770,058
$ 7,890,129	Weight Watchers International, Inc. 5.50%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	7,799,392

		134,204,799

	Construction Materials - 0.4%
7,185,684	Hamilton Holdco LLC 2.31%, 01/02/2027, 1 mo. USD LIBOR + 2.000%	6,988,078

	Distribution/Wholesale - 1.2%
16,633,370	American Builders & Contractors Supply Co., Inc. 2.16%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	16,124,057
	SRS Distribution, Inc.
5,238,489	4.07%, 05/23/2025, 3 mo. USD LIBOR + 3.000%	5,055,142
2,747,223	5.32%, 05/23/2025, 1 mo. USD LIBOR + 4.250%	2,692,278

		23,871,477

	Diversified Financial Services - 4.7%
EUR 2,834,125	AlixPartners LLP 3.25%, 04/04/2024, 3 mo. EURIBOR + 3.250%	3,258,570
$ 8,499,079	AlixPartners, LLP 2.66%, 04/04/2024, 1 mo. USD LIBOR + 2.500%	8,307,850
	Crown Finance U.S., Inc.
EUR 1,765,501	2.38%, 02/28/2025, 1 mo. EURIBOR + 2.375%	1,312,794
$ 33,805,902	3.32%, 02/28/2025, 3 mo. USD LIBOR + 2.250%	21,273,040
3,715,213	Minotaur Acquisition, Inc. 5.16%, 03/27/2026, 3 mo. USD LIBOR + 5.000%	3,476,808
EUR 30,694,055	Nets Holding A/S 3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	34,813,968
$ 7,173,279	Refinitiv U.S. Holdings, Inc. 3.41%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	7,114,386
1,994,325	RP Crown Parent LLC 2.92%, 10/12/2023, 3 mo. USD LIBOR + 2.750%	1,984,353

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 8,970,436	UFC Holdings LLC 4.25%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	$8,703,207

		90,244,976

	Electrical Components & Equipment - 0.1%
EUR 1,700,000	Virgin Media SFA Finance Ltd. 2.50%, 01/31/2029, 3 mo. EURIBOR + 2.500%	1,945,444

	Energy-Alternate Sources - 2.1%
$ 18,187,022	BCP Renaissance Parent LLC 4.50%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	16,353,225
25,870,538	Medallion Midland Acquisition LLC 4.25%, 10/30/2024, 3 mo. USD LIBOR + 3.250%	23,115,326

		39,468,551

	Engineering & Construction - 0.2%
5,335,265	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	4,857,332

	Entertainment - 0.3%
2,000,000	Banijay Entertainment S.A.S 0.00%, 03/01/2025	1,930,000
3,615,006	CityCenter Holdings LLC 3.00%, 04/18/2024, 3 mo. USD LIBOR + 2.250%	3,339,940

		5,269,940

	Environmental Control - 0.4%
EUR 5,849,198	Fluidra S.A. 2.00%, 07/02/2025, 3 mo. EURIBOR + 2.000%	6,767,767

	Food - 2.7%
$ 7,518,547	Atkins Nutritionals Holdings, Inc. 4.75%, 07/07/2024, 1 mo. USD LIBOR + 3.750%	7,499,751
5,567,925	B&G Foods, Inc. 2.66%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	5,484,406
	Froneri International Ltd.
EUR 145,000	5.75%, 01/31/2028, 3 mo. EURIBOR + 5.750%	169,308
$ 1,405,000	5.91%, 01/31/2028, 1 mo. USD LIBOR + 5.750%	1,355,825
14,220,000	Froneri International plc 2.41%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	13,618,210
EUR 13,670,000	Froneri Luxembourg Finance Co., S.a r.l. 2.63%, 01/29/2027, 3 mo. EURIBOR + 2.625%	15,566,691
$ 8,201,632	U.S. Foods, Inc. 3.07%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	7,709,534

		51,403,725

	Food Service - 0.8%
10,718,138	Aramark Services, Inc. 1.91%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	10,148,790
4,512,900	CHG PPC Parent LLC 2.91%, 03/31/2025, 3 mo. USD LIBOR + 2.750%	4,366,231

		14,515,021

	Healthcare-Products - 0.7%
EUR 5,079,222	Grifols S.A. 2.25%, 11/15/2027, 3 mo. EURIBOR + 2.250%	5,903,797
	Lifescan Global Corp.
$ 5,907,468	7.18%, 10/01/2024, 3 mo. USD LIBOR + 6.000%	5,375,796
2,500,000	10.68%, 10/01/2025, 3 mo. USD LIBOR + 9.500%	1,745,825

		13,025,418

	Healthcare-Services - 6.6%
5,216,690	CDRH Parent, Inc. 5.25%, 07/01/2021, 3 mo. USD LIBOR + 4.250%	3,364,765
2,987,513	CPI Holdco LLC 4.41%, 11/04/2026, 1 mo. USD LIBOR + 4.250%	2,942,700
11,496,996	DentalCorp Perfect Smile ULC 4.75%, 06/06/2025, 3 mo. USD LIBOR + 3.750%(7)	10,309,011
4,702,117	DuPage Medical Group Ltd. 3.50%, 08/15/2024, 3 mo. USD LIBOR + 2.750%	4,502,277

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 4,974,747	Envision Healthcare Corp. 3.91%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	$3,261,793
	EyeCare Partners LLC
4,066,622	3.75%, 02/18/2027, 1 mo. USD LIBOR + 0.500%(7)	3,718,438
17,384,807	4.82%, 02/18/2027, 1 mo. USD LIBOR + 3.750%	15,896,320
21,534,055	Gentiva Health Services, Inc. 3.44%, 07/02/2025, 1 mo. USD LIBOR + 3.250%	21,157,209
EUR 3,409,934	IQVIA, Inc. 2.00%, 06/11/2025, 3 mo. EURIBOR + 2.000%	3,941,420
$ 11,470,000	Loire Finco Luxembourg S.a.r.l. 3.67%, 04/21/2027, 1 mo. USD LIBOR + 3.500%	11,039,875
	MED ParentCo L.P.
4,147,777	4.61%, 08/31/2026, 1 mo. USD LIBOR + 4.250%(7)	3,747,807
16,553,018	4.61%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	14,956,810
5,898,241	MPH Acquisition Holdings LLC 3.75%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	5,801,156
6,799,243	Pathway Vet Alliance LLC 0.00%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	6,659,043
5,345,000	Surf Holdings LLC 3.83%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	5,184,650
9,773,369	Zelis Healthcare Corp. 4.91%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	9,741,996

		126,225,270

	Household Products - 1.7%
	Diamond (BC) B.V.
EUR 17,220,202	3.25%, 09/06/2024, 3 mo. EURIBOR + 3.250%	18,861,385
$ 9,321,942	3.26%, 09/06/2024, 3 mo. USD LIBOR + 3.000%	8,776,608
13,145,969	Revlon Consumer Products Corp. 4.25%, 09/07/2023, 1 mo. USD LIBOR + 3.500%	3,257,308
658,350	Reynolds Consumer Products LLC 1.91%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	644,670

		31,539,971

	Housewares - 0.6%
12,337,233	Hayward Industries, Inc. 3.66%, 08/05/2024, 3 mo. USD LIBOR + 3.500%	11,974,888

	Insurance - 6.2%
34,119,570	Acrisure LLC 3.66%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	32,771,847
	Asurion LLC
8,913,922	3.16%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	8,769,071
15,552,831	3.16%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	15,285,478
13,240,758	6.66%, 08/04/2025, 3 mo. USD LIBOR + 6.500%	13,335,959
19,814,286	Hub International Ltd. 3.26%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	19,217,083
EUR 8,195,000	Lorca Finco plc 0.00%, 07/01/2027	9,430,893
$ 6,197,259	NFP Corp. 3.41%, 02/15/2027, 1 mo. USD LIBOR + 3.250%	5,922,287
2,625,000	Ryan Specialty Group LLC 0.00%, 06/29/2027	2,605,312
10,385,201	Sedgwick Claims Management Services, Inc. 3.41%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	9,891,904

		117,229,834

	Leisure Time - 2.5%
27,951,831	Caesars Resort Collection LLC 2.91%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	25,673,757
8,720,000	Carnival Corp. 8.50%, 06/30/2025, 1 mo. USD LIBOR + 7.500%	8,529,294
1,403,529	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	1,352,651
12,520,347	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	11,906,099

		47,461,801

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Lodging - 0.5%
$ 10,366,874	Boyd Gaming Corp. 2.36%, 09/15/2023, 3 mo. USD LIBOR + 2.250%	$10,005,485

	Machinery-Diversified - 0.2%
3,708,863	Fluidra S.A. 2.16%, 07/02/2025, 1 mo. USD LIBOR + 2.000%	3,616,141

	Media - 11.4%
	Altice Financing S.A.
EUR 2,708,413	2.75%, 01/31/2026, 3 mo. EURIBOR + 2.750%	3,054,785
$ 8,285,765	2.92%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	7,954,334
2,720,000	AVSC Holding Corp. 8.25%, 09/01/2025, 3 mo. USD LIBOR + 7.250%	544,000
EUR 4,185,000	Banijay Entertainment S.A.S 0.00%, 03/04/2025(8)	4,748,950
$ 5,137,060	Charter Communications Operating LLC 1.92%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	5,007,041
	CSC Holdings LLC
9,714,953	2.43%, 07/17/2025, 3 mo. USD LIBOR + 2.250%	9,368,907
3,554,016	2.68%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	3,431,118
11,645,666	E.W. Scripps Co. 2.66%, 05/01/2026, 1 mo. USD LIBOR + 2.500%	11,212,564
15,523,054	Gray Television, Inc. 2.67%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	15,106,881
19,328,020	ION Media Networks, Inc. 3.19%, 12/18/2024, 1 mo. USD LIBOR + 3.000%	18,718,028
2,938,977	Maxar Technologies Ltd. 2.91%, 10/04/2024, 3 mo. USD LIBOR + 2.750%	2,819,596
2,980,000	MH Sub LLC 4.75%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	2,952,673
13,208,969	MTN Infrastructure TopCo, Inc. 4.00%, 11/15/2024, 3 mo. USD LIBOR + 3.000%	12,856,685
	NEP/NCP Holdco, Inc.
6,908,963	3.41%, 10/20/2025, 3 mo. USD LIBOR + 3.250%	5,689,116
1,680,000	7.16%, 10/19/2026, 3 mo. USD LIBOR + 7.000%	1,238,160
15,245,089	Nexstar Broadcasting, Inc. 2.92%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	14,816,397
	Numericable Group S.A.
12,613,153	2.91%, 07/31/2025, 3 mo. USD LIBOR + 2.750%	12,055,021
EUR 7,944,516	3.00%, 07/31/2025, 3 mo. EURIBOR + 3.000%	8,933,197
$ 12,370,968	Shutterfly, Inc. 6.31%, 09/25/2026, 1 mo. USD LIBOR + 6.000%	10,927,647
2,853,527	Sinclair Television Group, Inc. 2.68%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	2,762,585
10,003,137	Terrier Media Buyer, Inc. 4.41%, 12/17/2026, 1 mo. USD LIBOR + 4.250%	9,736,953
14,700,000	Vertical Midco GmbH 0.00%, 07/01/2027	14,485,674
GBP 6,075,000	Virgin Media SFA Finance Ltd. 3.32%, 11/15/2027, 3 mo. GBP LIBOR + 3.250%	7,655,081
$ 17,732,815	William Morris Endeavor Entertainment LLC 2.92%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	13,973,458
EUR 9,985,000	Ziggo B.V. 3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	11,378,401
$ 4,650,000	Ziggo Financing Partnership 2.68%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	4,459,861

		215,887,113

	Metal Fabricate/Hardware - 0.3%
1,294,438	Ameriforge Group, Inc. 5.00%, 06/08/2022, 3 mo. USD LIBOR + 5.000%	1,139,106
5,030,000	Cardtronics USA, Inc. 5.00%, 06/25/2027, 1 mo. USD LIBOR + 4.000%	4,992,275

		6,131,381

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Miscellaneous Manufacturing - 1.0%
$ 19,601,664	USI, Inc. 3.31%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	$18,919,722

	Oil & Gas - 3.8%
	BCP Raptor LLC
10,858,487	4.91%, 11/03/2025, 3 mo. USD LIBOR + 4.750%	6,819,130
13,120,506	5.25%, 06/24/2024, 3 mo. USD LIBOR + 4.250%	9,955,184
22,841,651	Cheniere Corpus Christi Holdings LLC 1.91%, 06/30/2024, 1 mo. USD LIBOR + 1.750%	21,813,777
3,115,963	KCA Deutag Alpha Ltd. 7.75%, 02/28/2023, 3 mo. USD LIBOR + 6.750%	1,429,791
15,396,180	NorthRiver Midstream Finance L.P. 3.55%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	14,693,806
12,819,273	PES Holdings LLC 3.50%, 12/31/2022, 3 mo. USD LIBOR + 6.990%(9)	2,724,095
2,330,000	PowerTeam Services LLC 8.25%, 03/06/2026, 3 mo. USD LIBOR + 7.250%	1,972,741
15,455,506	Traverse Midstream Partners LLC 5.00%, 09/27/2024, 3 mo. USD LIBOR + 4.000%	13,446,290

		72,854,814

	Oil & Gas Services - 1.3%
26,280,058	Lower Cadence Holdings LLC 4.16%, 05/22/2026, 3 mo. USD LIBOR + 4.000%	23,137,489
	Utex Industries, Inc.
3,000,000	7.43%, 05/22/2022, 1 mo. USD LIBOR + 7.250%	341,250
4,061,628	8.25%, 05/22/2021, 1 mo. USD LIBOR + 5.000%	1,060,572

		24,539,311

	Packaging & Containers - 2.9%
9,425,411	BellRing Brands LLC 6.00%, 10/21/2024, 1 mo. USD LIBOR + 5.000%	9,448,975
15,327,416	Berry Global, Inc. 2.19%, 10/01/2022, 1 mo. USD LIBOR + 2.000%	15,024,700
	Flex Acquisition Co., Inc.
7,066,996	3.55%, 06/29/2025, 3 mo. USD LIBOR + 3.250%	6,710,325
14,772,651	4.00%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	14,295,199
2,508,698	Proampac PG Borrower LLC 9.50%, 11/18/2024, 1 mo. USD LIBOR + 8.500%	2,216,008
8,447,787	Reynolds Group Holdings, Inc. 2.91%, 02/05/2023, 3 mo. USD LIBOR + 2.750%	8,266,836

		55,962,043

	Pharmaceuticals - 2.4%
4,499,767	Bausch Health Cos., Inc. 3.18%, 06/02/2025, 3 mo. USD LIBOR + 3.000%	4,421,741
4,843,313	Catalent Pharma Solutions, Inc. 3.25%, 05/18/2026, 3 mo. USD LIBOR + 2.250%	4,802,968
13,875,000	Elanco Animal Health, Inc. 0.00%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	13,510,781
9,048,385	Endo International PLC 5.00%, 04/29/2024, 3 mo. USD LIBOR + 4.250%	8,638,131
14,613,940	Sunshine Luxembourg S.a.r.l. 5.32%, 10/01/2026, 1 mo. USD LIBOR + 4.250%	14,531,810

		45,905,431

	Real Estate - 1.4%
EUR 7,855,000	Boels Topholding B.V. 0.00%, 02/05/2027, 1 mo. USD LIBOR + 4.000%	8,928,954
$ 19,194,318	VICI Properties LLC 1.93%, 12/20/2024, 1 mo. USD LIBOR + 1.750%	18,422,131

		27,351,085

	Retail - 6.3%
25,700,682	B.C. Unlimited Liability Co. 1.91%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	24,636,416

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 8,444,813	Bass Pro Group LLC 6.07%, 09/25/2024, 3 mo. USD LIBOR + 5.000%	$8,388,064
	Coty, Inc.
25,207,512	2.42%, 04/07/2025, 3 mo. USD LIBOR + 2.250%	21,646,951
EUR 2,732,104	2.50%, 04/07/2025, 3 mo. EURIBOR + 2.500%	2,815,998
$4,012,469	Harbor Freight Tools USA, Inc. 3.25%, 08/18/2023, 3 mo. USD LIBOR + 2.500%	3,924,957
7,911,804	Michaels Stores, Inc. 3.50%, 01/30/2023, 3 mo. USD LIBOR + 2.500%	7,526,103
25,171,173	PetSmart, Inc. 5.00%, 03/11/2022, 1 mo. USD LIBOR + 4.000%	25,029,711
10,659,750	Rodan & Fields LLC 4.18%, 06/16/2025, 3 mo. USD LIBOR + 4.000%	5,729,616
13,021,415	Sports Authority, Inc. 0.00%, 11/16/2020, 1 mo. USD LIBOR + 6.000%(9)	13,022
3,741,405	Staples, Inc. 5.69%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	3,210,350
16,110,351	U.S. Foods, Inc. 1.91%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	15,244,419
1,321,573	USS Ultimate Holdings, Inc. 4.75%, 08/25/2024, 1 mo. USD LIBOR + 3.750%	1,242,688

		119,408,295

	Semiconductors - 0.3%
4,947,781	Microchip Technology, Inc. 2.17%, 05/29/2025, 3 mo. USD LIBOR + 2.000%	4,910,672

	Software - 8.5%
EUR 2,680,000	AI Convoy (Luxembourg) S.a.r.l. 3.75%, 01/17/2027, 3 mo. EURIBOR + 3.750%	3,035,714
$ 7,004,556	CCC Information Services, Inc. 4.00%, 04/29/2024, 1 mo. USD LIBOR + 3.000%	6,930,168
13,159,682	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	12,856,219
31,376,363	DCert Buyer, Inc. 4.16%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	30,832,924
19,289,674	Epicor Software Corp. 0.00%, 06/01/2022, 3 mo. USD LIBOR + 3.250%	19,273,664
23,915,793	EVO Payments International LLC 3.42%, 12/22/2023, 3 mo. USD LIBOR + 3.250%	23,288,004
2,325,000	Hyland Software, Inc. 7.75%, 07/07/2025, 3 mo. USD LIBOR + 7.000%	2,311,933
762,500	MA FinanceCo. LLC 2.66%, 06/21/2024, 3 mo. USD LIBOR + 2.500%	715,477
19,214,905	Playtika Holding Corp. 7.07%, 12/10/2024, 1 mo. USD LIBOR + 6.000%	19,359,017
5,265,233	Seattle Spinco, Inc. 2.66%, 06/21/2024, 3 mo. USD LIBOR + 2.500%	4,940,525
19,335,698	SS&C Technologies Holdings Europe S.a.r.l. 1.91%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	18,734,165
	Ultimate Software Group, Inc.
9,241,721	3.91%, 05/04/2026, 3 mo. USD LIBOR + 3.750%	9,144,498
195,000	7.50%, 05/03/2027, 1 mo. USD LIBOR + 6.750%	198,251
5,896,385	Western Digital Corp. 1.91%, 04/29/2023, 1 mo. USD LIBOR + 1.750%	5,782,880
5,096,346	WEX, Inc. 2.41%, 05/15/2026, 3 mo. USD LIBOR + 2.250%	4,913,438

		162,316,877

	Telecommunications - 2.3%
3,276,764	Altice France S.A. 3.86%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	3,197,564
5,305,881	CenturyLink, Inc. 2.41%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	5,101,764
EUR 13,583,511	Masmovil Holdphone S.A. 2.63%, 05/07/2026, 3 mo. EURIBOR + 2.625%	15,875,740

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 7,140,000	T-Mobile USA, Inc. 3.16%, 04/01/2027, 1 mo. USD LIBOR + 3.000%	$7,162,919
12,490,000	Telenet Financing USD LLC 2.18%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	11,967,044

		43,305,031

	Textiles - 0.1%
3,500,000	International Textile Group, Inc. 9.37%, 05/01/2025, 3 mo. USD LIBOR + 9.000%	1,540,000

	Total Senior Floating Rate Interests (cost $1,732,128,464)	$1,636,488,767

Convertible Bonds - 0.1%
	Media - 0.1%
950,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)	954,750

	Total Convertible Bonds (cost $819,593)	$954,750

Common Stocks - 0.6%
	Consumer Services - 0.0%
13,792	Caesars Entertainment, Inc.*	428,242

	Energy - 0.4%
2,037,975	Ascent Resources - Marcellus LLC Class A*(10)(11)	1,324,684
64,263	Foresight Energy LLC*	580,940
418,220,006	KCA Deutag*(10)(11)(12)	1,142,995
544,947	Philadelphia Energy Solutions Class A*	5,449
389,285	Templar Energy LLC Class A*	1,946
112,212	Texgen Power LLC*(10)(11)	3,646,890

		6,702,904

	Insurance - 0.2%
175,508	AFG Holdings, Inc.	4,387,700

	Total Common Stocks (cost $30,865,155)	$11,518,846

Exchange-Traded Funds - 0.5%
	Other Investment Pools & Funds - 0.5%
461,700	Invesco Senior Loan ETF	9,991,188

	Total Exchange-Traded Funds (cost $9,605,022)	$9,991,188

Warrants - 0.0%
Energy - 0.0%
85,759	Ascent Resources - Marcellus LLC Expires 3/30/23*(10)(11)	2,144
110,262	Ascent Resources - Marcellus LLC Expires 3/30/23*(10)(11)	5,513
523,280	Ascent Resources - Marcellus LLC Expires 3/30/23*(10)(11)	2,616
6,100	Sable Permian Resources LLC Expires 10/24/09*(10)(11)	109,800

		120,073

	Total Warrants (cost $71,756)	$120,073

	Total Long-Term Investments (cost $1,904,627,894)	$1,783,466,093

Short-Term Investments - 9.0%
	Other Investment Pools & Funds - 9.0%
170,021,866	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.05%(13)	170,021,866

	Total Short-Term Investments (cost $170,021,866)	$170,021,866

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

		Market Value†
Total Investments (cost $2,074,649,760)	102.8%	$1,953,487,959
Other Assets and Liabilities	(2.8)%	(52,697,926)

Total Net Assets	100.0%	$1,900,790,033

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $64,252,807, representing 3.4% of net assets.

(2)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $6,074,073, representing 0.3% of net assets.

(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2020. Base lending rates may be subject to a floor or cap.
(6)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2020.

(7)

This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2020, the aggregate value of the unfunded commitment was $17,775,256, which rounds to 0.0% of total net assets.

(8)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(10)	Investment valued using significant unobservable inputs.
(11)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2020, the aggregate fair value of these securities was $6,234,642, which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(12)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,142,995 or 0.1% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
03/2011	KCA Deutag	418,220,006	$5,667,717	$ 1,142,995
(13)	Current yield as of period end.

OTC Total Return Swap Contracts Outstanding at July 31, 2020

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Markit iBoxx USD Liquid Leveraged Loan Index	GSC	USD	5,000,000	(1.00%)	09/20/20	Quarterly	$—	$(1,056)	$(228,215)	$(227,159)

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Reference Entity	Counter- party	Notional Amount	Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD 7,500,000	(1.00%)	09/20/20	Quarterly	$—	$(2,208)	$(372,370)	$(370,162)
Markit iBoxx USD Liquid Leveraged Loan Index	GSC	USD 24,000,000	(1.00%)	09/20/20	Quarterly	—	(22,052)	(857,833)	(835,781)
Markit iBoxx USD Liquid Leveraged Loan Index	GSC	USD 10,000,000	(1.00%)	12/20/20	Quarterly	—	(4,370)	(456,430)	(452,060)
Markit iBoxx USD Liquid Leveraged Loan Index	BCLY	USD 9,810,000	(1.00%)	03/20/21	At Maturity	—	(981)	2,105,281	2,106,262
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD 20,650,000	(1.00%)	03/21/21	At Maturity	—	(5,019)	2,063,343	2,068,362
Markit iBoxx USD Liquid Leveraged Loan Index	GSC	USD 11,615,000	(1.00%)	05/22/23	At Maturity	—	(31,557)	4,237	35,794
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD 9,285,000	(1.00%)	05/22/23	At Maturity	—	(25,226)	3,387	28,613

Total OTC total return swap contracts						$—	$(92,469)	$2,261,400	$2,353,869

Foreign Currency Contracts Outstanding at July 31, 2020

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
16,068,092	EUR	18,649,286	USD	DEUT	08/31/20	$290,505	$—
955,000	EUR	1,112,000	USD	BNP	08/31/20	13,679	—
2,882,000	EUR	3,394,353	USD	GSC	08/31/20	2,720	—
1,918,792	USD	1,653,000	EUR	RBC	08/31/20	—	(29,633)
3,337,651	USD	2,871,000	EUR	MSC	08/31/20	—	(46,456)
241,248,808	USD	206,322,706	EUR	JPM	08/31/20	—	(1,948,026)
10,136,127	USD	7,908,321	GBP	TDB	08/28/20	—	(217,488)
Total Foreign Currency Contracts						$306,904	$(2,241,603)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
TDB	Toronto-Dominion Bank

Currency Abbreviations:
EUR	Euro
GBP	British Pound
USD	United States Dollar

Index Abbreviations:
CPI	Consumer Price Index
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets

Other Abbreviations:
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter

The Hartford Floating Rate Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Corporate Bonds	$124,392,469	$—	$124,392,469	$—
Senior Floating Rate Interests	1,636,488,767	—	1,636,488,767	—
Convertible Bonds	954,750	—	954,750	—
Common Stocks
Consumer Services	428,242	428,242	—	—
Energy	6,702,904	—	588,335	6,114,569
Insurance	4,387,700	—	4,387,700	—
Exchange-Traded Funds	9,991,188	9,991,188	—	—
Warrants	120,073	—	—	120,073
Short-Term Investments	170,021,866	170,021,866	—	—
Foreign Currency Contracts(2)	306,904	—	306,904	—
Swaps - Total Return(2)	4,239,031	—	4,239,031	—

Total	$1,958,033,894	$180,441,296	$1,771,357,956	$6,234,642

Liabilities
Foreign Currency Contracts(2)	$(2,241,603)	$—	$(2,241,603)	$—
Swaps - Total Return(2)	(1,885,162)	—	(1,885,162)	—

Total	$(4,126,765)	$—	$(4,126,765)	$—

(1) For the period ended July 31, 2020, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended July 31, 2020 is not presented.

The Hartford Floating Rate High Income Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 9.5%
	Advertising - 0.1%
$ 300,000	Lamar Media Corp. 4.00%, 02/15/2030(1)	$303,000

	Airlines - 0.2%
625,000	Bombardier, Inc. 7.50%, 12/01/2024(1)	506,250

	Apparel - 0.1%
325,000	PVH Corp. 4.63%, 07/10/2025(1)	332,010
110,000	Under Armour, Inc. 3.25%, 06/15/2026	102,713

		434,723

	Auto Parts & Equipment - 0.2%
350,000	Adient Global Holdings Ltd. 4.88%, 08/15/2026(1)	326,812
EUR 325,000	Clarios Global L.P. / Clarios U.S. Finance Co. 4.38%, 05/15/2026(2)	382,834

		709,646

	Commercial Banks - 0.5%
1,310,000	Banco Santander S.A. 1.00%, 12/15/2024(3)(4)	1,287,656
	Freedom Mortgage Corp.
$ 340,000	8.13%, 11/15/2024(1)	334,900
150,000	8.25%, 04/15/2025(1)	149,625

		1,772,181

	Commercial Services - 0.6%
	APX Group, Inc.
1,015,000	6.75%, 02/15/2027(1)	1,011,955
375,000	7.63%, 09/01/2023	359,062
EUR 200,000	Q-Park Holding I B.V. 2.00%, 03/31/2026, 3 mo. EURIBOR + 2.000%(1)(5)	218,039
275,000	Verisure Midholding AB 5.75%, 12/01/2023(2)	325,508

		1,914,564

	Distribution/Wholesale - 0.1%
$ 260,000	Performance Food Group, Inc. 5.50%, 10/15/2027(1)	268,450

	Diversified Financial Services - 0.2%
555,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.65%, 07/21/2027	504,589

	Electrical Components & Equipment - 0.1%
500,000	WESCO Distribution, Inc. 5.38%, 12/15/2021	503,255

	Entertainment - 1.7%
410,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(1)	369,664
	Cinemark USA, Inc.
580,000	4.88%, 06/01/2023	493,000
220,000	5.13%, 12/15/2022	191,400
	Colt Merger Sub, Inc.
965,000	5.75%, 07/01/2025(1)	1,003,600
1,680,000	6.25%, 07/01/2025(1)	1,752,450
1,650,000	8.13%, 07/01/2027(1)	1,680,938
175,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(1)	173,180

		5,664,232

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Food Service - 0.0%
$ 150,000	Aramark Services, Inc. 6.38%, 05/01/2025(1)	$158,250

	Home Builders - 0.1%
475,000	KB Home 7.00%, 12/15/2021	497,563

	Insurance - 0.4%
	Genworth Holdings, Inc.
725,000	4.80%, 02/15/2024	638,000
375,000	6.50%, 06/15/2034	309,375
325,000	7.20%, 02/15/2021	324,187

		1,271,562

	Internet - 0.5%
950,000	Photo Holdings Merger Sub, Inc. 8.50%, 10/01/2026(1)	879,225
EUR 670,000	United Group B.V. 3.25%, 02/15/2026, 3 mo. EURIBOR + 3.250%(1)(5)	759,981

		1,639,206

	IT Services - 0.1%
$ 315,000	Presidio Holdings, Inc. 8.25%, 02/01/2028(1)	327,600

	Leisure Time - 0.5%
	Carnival Corp.
605,000	10.50%, 02/01/2026(1)	626,175
145,000	11.50%, 04/01/2023(1)	157,687
EUR 500,000	Carnival plc 1.00%, 10/28/2029	312,157
	Royal Caribbean Cruises Ltd.
$ 390,000	9.13%, 06/15/2023(1)	398,775
300,000	11.50%, 06/01/2025(1)	330,592

		1,825,386

	Lodging - 0.1%
180,000	Boyd Gaming Corp. 4.75%, 12/01/2027(1)	173,025

	Media - 0.5%
EUR 435,000	Banijay Group SAS 6.50%, 03/01/2026(1)	472,758
$ 325,000	CSC Holdings LLC 5.88%, 09/15/2022	350,090
200,000	Houghton Mifflin Harcourt Publishers, Inc. 9.00%, 02/15/2025(1)	193,000
GBP 470,000	Virgin Media Vendor Financing Notes DAC 4.88%, 07/15/2028(1)	623,197
EUR 140,000	Ziggo B.V. 2.88%, 01/15/2030(1)	161,615

		1,800,660

	Office/Business Equipment - 0.1%
$ 475,000	Xerox Corp. 4.50%, 05/15/2021	484,500

	Oil & Gas - 0.5%
625,000	Centennial Resource Production LLC 5.38%, 01/15/2026(1)	279,687
190,000	EQT Corp. 3.90%, 10/01/2027	179,037
1,365,000	Foothills Resource, Inc. 11.50%, 04/01/2023	137
300,000	Gulfport Energy Corp. 6.63%, 05/01/2023	177,519
175,000	Jagged Peak Energy LLC 5.88%, 05/01/2026	178,500
200,000	QEP Resources, Inc. 5.38%, 10/01/2022	160,000

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 250,000	Southwestern Energy Co. 7.75%, 10/01/2027	$235,075
790,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(1)	444,375

		1,654,330

	Oil & Gas Services - 0.2%
614,000	Alpha Star Holding Ltd. 6.25%, 04/20/2022(2)	563,124

	Pharmaceuticals - 0.1%
EUR 290,000	Rossini S.a.r.l. 3.88%, 10/30/2025, 3 mo. EURIBOR + 3.875%(1)(5)	334,398

	Pipelines - 0.2%
$ 265,000	EnLink Midstream Partners L.P. 5.05%, 04/01/2045	143,100
175,000	EQM Midstream Partners L.P. 6.50%, 07/15/2048	174,338
225,000	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 5.50%, 09/15/2024(1)	215,791

		533,229

	Retail - 1.7%
1,130,000	1011778 BC ULC / New Red Finance, Inc. 5.75%, 04/15/2025(1)	1,208,976
135,000	Kohl’s Corp. 9.50%, 05/15/2025	159,667
370,000	Macy’s, Inc. 8.38%, 06/15/2025(1)	386,435
EUR 1,900,000	Peer Holding B.V. 0.00%, 03/08/2025, 3 mo. EURIBOR(6)	2,126,492
	Staples, Inc.
$ 1,350,000	7.50%, 04/15/2026(1)	1,184,355
775,000	10.75%, 04/15/2027(1)	492,125

		5,558,050

	Telecommunications - 0.1%
450,000	Sprint Communications, Inc. 6.00%, 11/15/2022	486,500

	Trucking & Leasing - 0.6%
910,000	DAE Funding LLC 5.25%, 11/15/2021(1)	910,000
1,300,000	Fly Leasing Ltd. 6.38%, 10/15/2021	1,205,750

		2,115,750

	Total Corporate Bonds (cost $33,059,883)	$32,004,023

Senior Floating Rate Interests - 80.0%(7)
	Aerospace/Defense - 0.2%
722,869	TransDigm, Inc. 2.41%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	$674,531

	Airlines - 0.8%
1,710,000	JetBlue Airways Corp. 6.25%, 06/12/2024, 1 mo. USD LIBOR + 5.250%	1,684,709
1,040,000	Mileage Plus Holdings LLC 6.25%, 06/25/2027, 1 mo. USD LIBOR + 5.250%	1,036,880

		2,721,589

	Auto Parts & Equipment - 1.0%
1,290,836	Adient U.S. LLC 4.72%, 05/06/2024, 3 mo. USD LIBOR + 4.250%	1,268,788
1,231,987	Panther BF Aggregator 2 3.67%, 04/30/2026, 3 mo. USD LIBOR + 3.500%	1,200,928

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,085,000	Trico Group LLC 0.00%, 02/02/2024(6)	$1,033,463

		3,503,179

	Beverages - 1.2%
	Sunshine Investments B.V.
EUR 2,100,000	0.00%, 03/28/2025(6)	2,438,150
1,500,000	3.25%, 03/28/2025, 3 mo. EURIBOR + 3.250%	1,717,010

		4,155,160

	Chemicals - 0.7%
	LTI Holdings, Inc.
$ 1,841,199	3.67%, 09/06/2025, 3 mo. USD LIBOR + 3.500%	1,609,318
190,000	6.92%, 09/06/2026, 1 mo. USD LIBOR + 6.750%	134,140
637,472	Tronox Finance LLC 2.91%, 09/23/2024, 3 mo. USD LIBOR + 2.750%	619,547

		2,363,005

	Commercial Services - 7.5%
6,094,750	APX Group, Inc. 7.25%, 12/31/2025, 1 mo. USD LIBOR + 4.000%	5,701,151
	Belron Finance U.S. LLC
442,775	2.77%, 10/30/2026, 1 mo. USD LIBOR + 2.500%	433,180
1,165,186	2.97%, 11/07/2024, 3 mo. USD LIBOR + 2.500%	1,138,969
5,852,287	Blackhawk Network Holdings, Inc. 3.16%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	5,435,312
6,361,058	Dun & Bradstreet Corp. 3.92%, 02/06/2026, 1 mo. USD LIBOR + 3.750%	6,322,637
EUR 825,000	LGC Group Holdings Ltd. 3.25%, 01/22/2027, 3 mo. EURIBOR + 3.250%	942,111
	Verisure Holding AB
2,210,000	0.00%, 10/21/2022(6)	2,580,935
962,277	3.00%, 10/20/2022, 3 mo. EURIBOR + 3.000%	1,117,827
265,000	Vertical Midco GmbH 0.00%, 07/14/2027(6)	306,578
$ 1,127,728	Weight Watchers International, Inc. 5.50%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	1,114,759

		25,093,459

	Distribution/Wholesale - 1.0%
2,193,710	American Builders & Contractors Supply Co., Inc. 2.16%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	2,126,539
1,220,528	SRS Distribution, Inc. 4.07%, 05/23/2025, 3 mo. USD LIBOR + 3.000%	1,177,810

		3,304,349

	Diversified Financial Services - 5.4%
EUR 1,214,625	AlixPartners LLP 3.25%, 04/04/2024, 3 mo. EURIBOR + 3.250%	1,396,530
$ 623,389	AlixPartners, LLP 2.66%, 04/04/2024, 1 mo. USD LIBOR + 2.500%	609,363
	Crown Finance U.S., Inc.
EUR 205,198	2.38%, 02/28/2025, 1 mo. EURIBOR + 2.375%	152,582
$ 6,836,799	3.32%, 02/28/2025, 3 mo. USD LIBOR + 2.250%	4,302,193
797,139	Minotaur Acquisition, Inc. 5.16%, 03/27/2026, 3 mo. USD LIBOR + 5.000%	745,986
EUR 6,310,241	Nets Holding A/S 3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	7,157,234
$ 1,999,328	Refinitiv U.S. Holdings, Inc. 3.41%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	1,982,914
1,731,110	UFC Holdings LLC 4.25%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	1,679,540

		18,026,342

	Electrical Components & Equipment - 0.1%
EUR 300,000	Virgin Media SFA Finance Ltd. 2.50%, 01/31/2029, 3 mo. EURIBOR + 2.500%	343,314

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Energy-Alternate Sources - 2.2%
$ 3,032,804	BCP Renaissance Parent LLC 4.50%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	$2,727,006
5,250,801	Medallion Midland Acquisition LLC 4.25%, 10/30/2024, 3 mo. USD LIBOR + 3.250%	4,691,591

		7,418,597

	Engineering & Construction - 0.3%
935,756	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	851,931

	Entertainment - 0.2%
605,000	Banijay Entertainment S.A.S 0.00%, 03/01/2025(6)	583,825

	Environmental Control - 0.4%
EUR 1,097,616	Fluidra S.A. 2.00%, 07/02/2025, 3 mo. EURIBOR + 2.000%	1,269,988

	Food - 2.0%
$ 1,163,387	Atkins Nutritionals Holdings, Inc. 4.75%, 07/07/2024, 1 mo. USD LIBOR + 3.750%	1,160,479
	Froneri International Ltd.
EUR 140,000	5.75%, 01/31/2028, 3 mo. EURIBOR + 5.750%	163,470
$ 200,000	5.91%, 01/31/2028, 1 mo. USD LIBOR + 5.750%	193,000
625,000	Froneri International plc 2.41%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	598,550
EUR 3,140,000	Froneri Luxembourg Finance Co., S.a r.l. 2.63%, 01/29/2027, 3 mo. EURIBOR + 2.625%	3,575,670
$ 935,238	U.S. Foods, Inc. 3.07%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	879,124

		6,570,293

	Food Service - 0.2%
264,338	Aramark Services, Inc. 1.91%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	250,296
558,600	CHG PPC Parent LLC 2.91%, 03/31/2025, 3 mo. USD LIBOR + 2.750%	540,445

		790,741

	Healthcare-Products - 0.4%
EUR 298,500	Grifols S.A. 2.25%, 11/15/2027, 3 mo. EURIBOR + 2.250%	346,959
	Lifescan Global Corp.
$ 811,860	7.18%, 10/01/2024, 3 mo. USD LIBOR + 6.000%	738,793
500,000	10.68%, 10/01/2025, 3 mo. USD LIBOR + 9.500%	349,165

		1,434,917

	Healthcare-Services - 6.9%
602,639	CDRH Parent, Inc. 5.25%, 07/01/2021, 3 mo. USD LIBOR + 4.250%	388,702
548,625	CPI Holdco LLC 4.41%, 11/04/2026, 1 mo. USD LIBOR + 4.250%	540,396
1,989,636	DentalCorp Perfect Smile ULC 4.75%, 06/06/2025, 3 mo. USD LIBOR + 3.750%(8)	1,784,047
913,623	DuPage Medical Group Ltd. 3.50%, 08/15/2024, 3 mo. USD LIBOR + 2.750%	874,794
746,212	Envision Healthcare Corp. 3.91%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	489,269
	EyeCare Partners LLC
1,047,162	3.75%, 02/18/2027, 1 mo. USD LIBOR + 0.500%(8)	957,504
4,476,618	4.82%, 02/18/2027, 1 mo. USD LIBOR + 3.750%	4,093,330
2,627,148	Gentiva Health Services, Inc. 3.44%, 07/02/2025, 1 mo. USD LIBOR + 3.250%	2,581,173
3,490,000	Loire Finco Luxembourg S.a.r.l. 3.67%, 04/21/2027, 1 mo. USD LIBOR + 3.500%	3,359,125
	MED ParentCo L.P.
752,884	4.61%, 08/31/2026, 1 mo. USD LIBOR + 4.250%(8)	680,284
3,004,624	4.61%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	2,714,888

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 883,566	MPH Acquisition Holdings LLC 3.75%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	$869,022
1,137,365	Pathway Vet Alliance LLC 0.00%, 03/31/2027, 1 mo. USD LIBOR + 3.750%(6)	1,113,912
1,120,000	Surf Holdings LLC 3.83%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	1,086,400
1,740,377	Zelis Healthcare Corp. 4.91%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	1,734,790

		23,267,636

	Household Products - 2.0%
	Diamond (BC) B.V.
3,302,034	3.16%, 09/06/2024, 3 mo. USD LIBOR + 3.000%	3,108,865
EUR 2,579,500	3.25%, 09/06/2024, 3 mo. EURIBOR + 3.250%	2,825,341
$ 2,842,455	Revlon Consumer Products Corp. 4.25%, 09/07/2023, 1 mo. USD LIBOR + 3.500%	704,304
99,750	Reynolds Consumer Products LLC 1.91%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	97,677

		6,736,187

	Housewares - 0.7%
2,492,265	Hayward Industries, Inc. 3.66%, 08/05/2024, 3 mo. USD LIBOR + 3.500%	2,419,067

	Insurance - 7.1%
6,454,566	Acrisure LLC 3.66%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	6,199,610
	Asurion LLC
277,648	3.16%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	273,136
7,038,352	3.16%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	6,917,363
4,645,303	6.66%, 08/04/2025, 3 mo. USD LIBOR + 6.500%	4,678,703
EUR 2,075,000	Lorca Finco plc 0.00%, 07/01/2027(6)	2,387,932
$ 1,027,572	NFP Corp. 3.41%, 02/15/2027, 1 mo. USD LIBOR + 3.250%	981,979
660,000	Ryan Specialty Group LLC 0.00%, 06/29/2027(6)	655,050
1,767,726	Sedgwick Claims Management Services, Inc. 3.41%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	1,683,759

		23,777,532

	Leisure Time - 2.7%
3,779,585	Caesars Resort Collection LLC 2.91%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	3,471,549
1,985,000	Carnival Corp. 8.50%, 06/30/2025, 1 mo. USD LIBOR + 7.500%	1,941,588
3,673,862	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	3,493,622

		8,906,759

	Lodging - 0.2%
547,747	Boyd Gaming Corp. 2.36%, 09/15/2023, 3 mo. USD LIBOR + 2.250%	528,653

	Media - 9.6%
745,000	AVSC Holding Corp. 8.25%, 09/01/2025, 3 mo. USD LIBOR + 7.250%	149,000
EUR 1,355,000	Banijay Entertainment S.A.S 0.00%, 03/04/2025(6)	1,537,593
$ 1,645,854	Charter Communications Operating LLC 1.92%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	1,604,198
525,000	CSC Holdings LLC 2.43%, 07/17/2025, 3 mo. USD LIBOR + 2.250%	506,299
2,044,849	E.W. Scripps Co. 2.66%, 05/01/2026, 1 mo. USD LIBOR + 2.500%	1,968,801
1,377,843	Gray Television, Inc. 2.67%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	1,340,903
2,062,296	ION Media Networks, Inc. 3.19%, 12/18/2024, 1 mo. USD LIBOR + 3.000%	1,997,210

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 417,327	Maxar Technologies Ltd. 2.91%, 10/04/2024, 3 mo. USD LIBOR + 2.750%	$400,375
520,000	MH Sub LLC 4.75%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	515,232
2,525,740	MTN Infrastructure TopCo, Inc. 4.00%, 11/15/2024, 3 mo. USD LIBOR + 3.000%	2,458,378
1,227,057	NEP/NCP Holdco, Inc. 3.41%, 10/20/2025, 3 mo. USD LIBOR + 3.250%	1,010,408
2,015,688	Nexstar Broadcasting, Inc. 2.92%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	1,959,006
	Numericable Group S.A.
3,542,119	2.91%, 07/31/2025, 3 mo. USD LIBOR + 2.750%	3,385,381
EUR 1,441,474	3.00%, 07/31/2025, 3 mo. EURIBOR + 3.000%	1,620,862
$ 2,216,129	Shutterfly, Inc. 6.31%, 09/25/2026, 1 mo. USD LIBOR + 6.000%	1,957,573
498,298	Sinclair Television Group, Inc. 2.68%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	482,418
1,752,800	Terrier Media Buyer, Inc. 4.41%, 12/17/2026, 1 mo. USD LIBOR + 4.250%	1,706,158
2,595,000	Vertical Midco GmbH 0.00%, 07/01/2027(6)	2,557,165
3,616,785	William Morris Endeavor Entertainment LLC 2.92%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	2,850,027
EUR 995,000	Ziggo B.V. 3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	1,133,852
$ 1,300,000	Ziggo Financing Partnership 2.68%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	1,246,843

		32,387,682

	Metal Fabricate/Hardware - 0.3%
256,765	Ameriforge Group, Inc. 5.00%, 06/08/2022, 3 mo. USD LIBOR + 5.000%	225,953
860,000	Cardtronics USA, Inc. 5.00%, 06/25/2027, 1 mo. USD LIBOR + 4.000%	853,550

		1,079,503

	Miscellaneous Manufacturing - 0.9%
3,261,680	USI, Inc. 3.31%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	3,148,206

	Oil & Gas - 3.4%
	BCP Raptor LLC
4,425,948	4.91%, 11/03/2025, 3 mo. USD LIBOR + 4.750%	2,779,496
2,913,049	5.25%, 06/24/2024, 3 mo. USD LIBOR + 4.250%	2,210,276
1,986,231	Cheniere Corpus Christi Holdings LLC 1.91%, 06/30/2024, 1 mo. USD LIBOR + 1.750%	1,896,850
576,377	KCA Deutag Alpha Ltd. 7.75%, 02/28/2023, 3 mo. USD LIBOR + 6.750%	264,476
2,167,642	NorthRiver Midstream Finance L.P. 3.55%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	2,068,754
585,000	PowerTeam Services LLC 8.25%, 03/06/2026, 3 mo. USD LIBOR + 7.250%	495,302
2,073,527	Traverse Midstream Partners LLC 5.00%, 09/27/2024, 3 mo. USD LIBOR + 4.000%	1,803,968

		11,519,122

	Oil & Gas Services - 1.5%
5,644,973	Lower Cadence Holdings LLC 4.16%, 05/22/2026, 3 mo. USD LIBOR + 4.000%	4,969,947
	Utex Industries, Inc.
750,000	7.43%, 05/22/2022, 1 mo. USD LIBOR + 7.250%	85,313
273,055	8.25%, 05/22/2021, 1 mo. USD LIBOR + 5.000%	71,300

		5,126,560

	Packaging & Containers - 2.1%
1,657,500	BellRing Brands LLC 6.00%, 10/21/2024, 1 mo. USD LIBOR + 5.000%	1,661,644
	Flex Acquisition Co., Inc.

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 2,468,732	3.55%, 06/29/2025, 3 mo. USD LIBOR + 3.250%	$2,344,135
2,390,834	4.00%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	2,313,562
783,665	Proampac PG Borrower LLC 9.50%, 11/18/2024, 1 mo. USD LIBOR + 8.500%	692,235

		7,011,576

	Pharmaceuticals - 2.1%
1,021,688	Catalent Pharma Solutions, Inc. 3.25%, 05/18/2026, 3 mo. USD LIBOR + 2.250%	1,013,177
2,425,000	Elanco Animal Health, Inc. 0.00%, 02/04/2027, 1 mo. USD LIBOR + 1.750%(6)	2,361,344
1,515,044	Endo International PLC 5.00%, 04/29/2024, 3 mo. USD LIBOR + 4.250%	1,446,351
2,401,441	Sunshine Luxembourg S.a.r.l. 5.32%, 10/01/2026, 1 mo. USD LIBOR + 4.250%	2,387,945

		7,208,817

	Real Estate - 0.5%
EUR 1,335,000	Boels Topholding B.V. 0.00%, 02/05/2027, 1 mo. USD LIBOR + 4.000%(6)	1,517,524

	Retail - 5.7%
$ 3,679,721	B.C. Unlimited Liability Co. 1.91%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	3,527,344
1,688,068	Bass Pro Group LLC 6.07%, 09/25/2024, 3 mo. USD LIBOR + 5.000%	1,676,724
	Coty, Inc.
4,930,886	2.42%, 04/07/2025, 3 mo. USD LIBOR + 2.250%	4,234,398
EUR 930,872	2.50%, 04/07/2025, 3 mo. EURIBOR + 2.500%	959,456
$ 835,700	Harbor Freight Tools USA, Inc. 3.25%, 08/18/2023, 3 mo. USD LIBOR + 2.500%	817,473
1,368,515	Michaels Stores, Inc. 3.50%, 01/30/2023, 3 mo. USD LIBOR + 2.500%	1,301,800
5,072,778	PetSmart, Inc. 5.00%, 03/11/2022, 1 mo. USD LIBOR + 4.000%	5,044,269
1,758,153	Rodan & Fields LLC 4.18%, 06/16/2025, 3 mo. USD LIBOR + 4.000%	945,007
2,009,604	Sports Authority, Inc. 0.00%, 11/16/2020, 1 mo. USD LIBOR + 6.000%(9)	2,010
557,565	Staples, Inc. 5.69%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	478,424

		18,986,905

	Software - 8.5%
EUR 820,000	AI Convoy (Luxembourg) S.a.r.l. 3.75%, 01/17/2027, 3 mo. EURIBOR + 3.750%	928,838
$ 1,706,317	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	1,666,969
5,491,238	DCert Buyer, Inc. 4.16%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	5,396,129
	Epicor Software Corp.
2,342,173	0.00%, 06/01/2022, 3 mo. USD LIBOR + 3.250%(6)	2,340,229
1,837,046	5.25%, 07/30/2027, 1 mo. USD LIBOR + 4.250%	1,833,904
3,870,863	EVO Payments International LLC 3.42%, 12/22/2023, 3 mo. USD LIBOR + 3.250%	3,769,253
810,000	Hyland Software, Inc. 7.75%, 07/07/2025, 3 mo. USD LIBOR + 7.000%	805,448
109,632	MA FinanceCo. LLC 2.66%, 06/21/2024, 3 mo. USD LIBOR + 2.500%	102,871
7,402,657	Playtika Holding Corp. 7.07%, 12/10/2024, 1 mo. USD LIBOR + 6.000%	7,458,177
740,369	Seattle Spinco, Inc. 2.66%, 06/21/2024, 3 mo. USD LIBOR + 2.500%	694,710
1,832,238	SS&C Technologies Holdings Europe S.a.r.l. 1.91%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	1,775,237
	Ultimate Software Group, Inc.
1,846,800	3.91%, 05/04/2026, 3 mo. USD LIBOR + 3.750%	1,827,372

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 105,000	7.50%, 05/03/2027, 1 mo. USD LIBOR + 6.750%	$106,750

		28,705,887

	Telecommunications - 2.0%
521,378	CenturyLink, Inc. 2.41%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	501,320
EUR 2,252,660	Masmovil Holdphone S.A. 2.63%, 05/07/2026, 3 mo. EURIBOR + 2.625%	2,632,798
$ 1,820,000	T-Mobile USA, Inc. 3.16%, 04/01/2027, 1 mo. USD LIBOR + 3.000%	1,825,842
1,775,000	Telenet Financing USD LLC 2.18%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	1,700,681

		6,660,641

	Textiles - 0.2%
1,500,000	International Textile Group, Inc. 9.37%, 05/01/2025, 3 mo. USD LIBOR + 9.000%	660,000

	Total Senior Floating Rate Interests (cost $283,674,112)	$268,753,477

Common Stocks - 0.5%
	Energy - 0.2%
190,736	Ascent Resources - Marcellus LLC Class A*(10)(11)	123,978
12,294	Foresight Energy LLC*	111,136
78,609	Templar Energy LLC Class A*	393
13,865	Texgen Power LLC*(10)(11)	450,613

		686,120

	Insurance - 0.3%
34,814	AFG Holdings, Inc.	870,350

	Total Common Stocks (cost $3,025,178)	$1,556,470

Convertible Bonds - 0.1%
	Media - 0.1%
175,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)	175,875

	Total Convertible Bonds (cost $150,280)	$175,875

Exchange-Traded Funds - 3.0%
	Other Investment Pools & Funds - 3.0%
468,100	Invesco Senior Loan ETF	10,129,684

	Total Exchange-Traded Funds (cost $9,747,524)	$10,129,684

Warrants - 0.0%
	Energy - 0.0%
94,294	Ascent Resources - Marcellus LLC Expires 3/30/23*(10)(11)	2,036
600	Sable Permian Resources LLC Expires 10/24/09*(10)(11)	10,800

		12,836

	Total Warrants (cost $10,874)	$12,836

	Total Long-Term Investments (cost $329,667,851)	$312,632,365

Short-Term Investments - 8.3%
	Other Investment Pools & Funds - 8.3%
28,070,490	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.05%(12)	28,070,490

	Total Short-Term Investments (cost $28,070,490)	$28,070,490

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

		Market Value†
Total Investments (cost $357,738,341)	101.4%	$340,702,855
Other Assets and Liabilities	(1.4)%	(4,767,445)

Total Net Assets	100.0%	$335,935,410

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $19,324,770, representing 5.8% of net assets.

(2)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $1,271,466, representing 0.4% of net assets.

(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2020. Base lending rates may be subject to a floor or cap.
(6)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(7)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2020.

(8)

This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2020, the aggregate value of the unfunded commitment was $3,421,835, which rounds to 1.0% of total net assets.

(9)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(10)	Investment valued using significant unobservable inputs.
(11)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2020, the aggregate fair value of these securities was $587,427, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(12)	Current yield as of period end.

OTC Total Return Swap Contracts Outstanding at July 31, 2020

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Markit iBoxx USD Liquid Leveraged Loan Index	GSC	USD	1,000,000	(1.00%)	09/20/20	Quarterly	$—	$(919)	$(35,743)	$(34,824)
Markit iBoxx USD Liquid Leveraged Loan Index	GSC	USD	1,000,000	(1.00%)	09/20/20	Quarterly	—	(211)	(45,643)	(45,432)
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	1,100,000	(1.00%)	09/20/20	Quarterly	—	(324)	(54,614)	(54,290)
Markit iBoxx USD Liquid Leveraged Loan Index	GSC	USD	3,035,000	(1.00%)	12/20/20	At Maturity	—	(14,316)	432,170	446,486

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Markit iBoxx USD Liquid Leveraged Loan Index	GSC	USD	885,000	(1.00%)	12/20/20	At Maturity	$—	$(2,405)	$322	$2,727
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	705,000	(1.00%)	12/20/20	At Maturity	—	(1,915)	258	2,173
Markit iBoxx USD Liquid Leveraged Loan Index	GSC	USD	1,000,000	(1.00%)	12/20/20	Quarterly	—	(437)	(45,643)	(45,206)
Markit iBoxx USD Liquid Leveraged Loan Index	BCLY	USD	2,900,000	(1.00%)	03/20/21	At Maturity	—	(290)	622,097	622,387
Markit iBoxx USD Liquid Leveraged Loan Index	MSC	USD	4,350,000	(1.00%)	03/20/21	At Maturity	—	(1,057)	434,651	435,708
Markit iBoxx USD Liquid Leveraged Loan Index	JPM	USD	3,045,000	(1.00%)	03/20/21	At Maturity	—	(1,613)	311,669	313,282

Total OTC total return swap contracts							$—	$(23,487)	$1,619,524	$1,643,011

Foreign Currency Contracts Outstanding at July 31, 2020

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
3,017,900	EUR	3,502,699	USD	DEUT	08/31/20	$54,563	$—
171,000	EUR	199,112	USD	BNP	08/31/20	2,449	—
782,000	EUR	921,022	USD	GSC	08/31/20	738	—
338,952	USD	292,000	EUR	RBC	08/31/20	—	(5,235)
571,969	USD	492,000	EUR	MSC	08/31/20	—	(7,961)
47,721,562	USD	40,812,811	EUR	JPM	08/31/20	—	(385,340)
602,401	USD	470,000	GBP	TDB	08/28/20	—	(12,926)
Total Foreign Currency Contracts						$57,750	$(411,462)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBC	RBC Dominion Securities, Inc.
TDB	Toronto-Dominion Bank

Currency Abbreviations:
EUR	Euro
GBP	British Pound
USD	United States Dollar

Index Abbreviations:
CPI	Consumer Price Index
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets

Other Abbreviations:
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter

The Hartford Floating Rate High Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Corporate Bonds	$32,004,023	$—	$32,004,023	$—
Senior Floating Rate Interests	268,753,477	—	268,753,477	—
Common Stocks
Energy	686,120	—	111,529	574,591
Insurance	870,350	—	870,350	—
Convertible Bonds	175,875	—	175,875	—
Exchange-Traded Funds	10,129,684	10,129,684	—	—
Warrants	12,836	—	—	12,836
Short-Term Investments	28,070,490	28,070,490	—	—
Foreign Currency Contracts(2)	57,750	—	57,750	—
Swaps - Total Return(2)	1,822,763	—	1,822,763	—

Total	$342,583,368	$38,200,174	$303,795,767	$587,427

Liabilities
Foreign Currency Contracts(2)	$(411,462)	$—	$(411,462)	$—
Swaps - Total Return(2)	(179,752)	—	(179,752)	—

Total	$(591,214)	$—	$(591,214)	$—

(1) For the period ended July 31, 2020, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended July 31, 2020 is not presented.

Hartford Global Impact Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.8%
	Australia - 1.9%
$ 96,245	SEEK Ltd.	$1,480,301

	Bangladesh - 0.8%
211,785	GrameenPhone Ltd.	645,214

	Brazil - 4.5%
55,600	Hapvida Participacoes e Investimentos S.A.(1)	694,287
12,011	Pagseguro Digital Ltd. Class A*	459,181
26,571	StoneCo Ltd. Class A*	1,267,703
151,300	YDUQS Part	982,940

		3,404,111

	Canada - 2.3%
35,224	Algonquin Power & Utilities Corp.	485,975
28,885	Brookfield Renewable Partners L.P.	1,241,703

		1,727,678

	China - 0.1%
6,700	Hangzhou Tigermed Consulting Co., Ltd. Class H	87,319

	Denmark - 1.6%
9,760	Vestas Wind Systems A/S	1,251,085

	France - 5.5%
30,368	Nexity S.A.	1,034,235
15,733	Schneider Electric SE	1,804,001
27,623	Suez	364,313
43,037	Veolia Environnement S.A.	985,874

		4,188,423

	Germany - 4.9%
15,895	LEG Immobilien AG*	2,216,343
23,179	Vonovia SE	1,498,194

		3,714,537

	India - 0.6%
49,101	Shriram Transport Finance Co., Ltd.	452,338

	Ireland - 2.3%
15,470	Trane Technologies plc	1,730,629

	Japan - 2.3%
7,400	Eisai Co., Ltd.	597,228
51,648	Katitas Co., Ltd.	1,181,530

		1,778,758

	Kenya - 1.4%
4,148,800	Safaricom plc	1,080,056

	Netherlands - 7.0%
11,454	Koninklijke DSM N.V.	1,753,217
37,179	Koninklijke Philips N.V.*	1,921,072
55,562	Signify N.V.*(1)	1,667,040

		5,341,329

	South Africa - 1.7%
173,882	Vodacom Group Ltd.	1,306,423

	South Korea - 1.9%
4,278	Samsung SDI Co., Ltd.	1,432,195

	Spain - 1.7%
11,940	Acciona S.A.	1,325,509

	Sweden - 0.4%
8,089	MIPS AB	341,819

	Switzerland - 1.3%
16,728	Landis+Gyr Group AG*	1,021,658

	Taiwan - 2.3%
72,933	MediaTek, Inc.	1,741,498

Hartford Global Impact Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
	United Kingdom - 2.6%
$ 18,081	Genus plc		$806,910
43,421	Hikma Pharmaceuticals plc		1,216,697

			2,023,607

	United States - 48.7%
27,709	Advanced Drainage Systems, Inc.		1,357,741
22,858	Agilent Technologies, Inc.		2,201,911
34,808	Avangrid, Inc.		1,733,090
21,005	Ball Corp.		1,546,598
21,603	Baxter International, Inc.		1,866,067
17,737	Blackbaud, Inc.		1,109,272
14,202	Boston Properties, Inc. REIT		1,265,256
7,221	Brookfield Renewable Corp. Class A*		323,472
42,908	Covanta Holding Corp.		422,215
12,510	Danaher Corp.		2,549,538
9,691	Etsy, Inc.*		1,147,221
27,093	Evoqua Water Technologies Corp.*		520,999
25,566	First Solar, Inc.*		1,522,455
14,798	GoDaddy, Inc. Class A*		1,040,004
3,383	Illumina, Inc.*		1,292,847
35,575	Invitae Corp.*		1,038,790
22,901	Itron, Inc.*		1,592,994
92,100	Laureate Education, Inc. Class A*		1,167,828
36,339	Mimecast Ltd.*		1,705,389
82,555	Nuance Communications, Inc.*		2,257,879
26,865	Rapid7, Inc.*		1,600,348
12,250	Square, Inc. Class A*		1,590,663
10,711	Sun Communities, Inc. REIT		1,605,900
34,031	Upwork, Inc.*		511,146
9,637	Watts Water Technologies, Inc. Class A		808,448
20,757	Xylem, Inc.		1,514,846
12,668	Zoetis, Inc.		1,921,482

			37,214,399

	Total Common Stocks (cost $61,401,546)		$73,288,886

Short-Term Investments - 2.0%
	Repurchase Agreements - 2.0%
1,525,972	Fixed Income Clearing Corp., Repurchase Agreement dated 07/31/2020 at 0.070%, due on 08/03/2020 with a maturity value of $1,525,981; collateralized by U.S. Treasury Note at 1.375%, maturing 08/31/2026, with a market value of $1,556,528.		1,525,972

	Total Short-Term Investments (cost $1,525,972)		$1,525,972

	Total Investments (cost $62,927,518)	97.8%	$74,814,858
	Other Assets and Liabilities	2.2%	1,675,257

	Total Net Assets	100.0%	$76,490,115

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $2,361,327, representing 3.1% of net assets.

Hartford Global Impact Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

Hartford Global Impact Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Australia	$1,480,301	$—	$1,480,301	$—
Bangladesh	645,214	645,214	—	—
Brazil	3,404,111	3,404,111	—	—
Canada	1,727,678	1,727,678	—	—
China	87,319	87,319	—	—
Denmark	1,251,085	—	1,251,085	—
France	4,188,423	—	4,188,423	—
Germany	3,714,537	—	3,714,537	—
India	452,338	—	452,338	—
Ireland	1,730,629	1,730,629	—	—
Japan	1,778,758	—	1,778,758	—
Kenya	1,080,056	—	1,080,056	—
Netherlands	5,341,329	—	5,341,329	—
South Africa	1,306,423	1,306,423	—	—
South Korea	1,432,195	—	1,432,195	—
Spain	1,325,509	—	1,325,509	—
Sweden	341,819	—	341,819	—
Switzerland	1,021,658	—	1,021,658	—
Taiwan	1,741,498	—	1,741,498	—
United Kingdom	2,023,607	—	2,023,607	—
United States	37,214,399	37,214,399	—	—
Short-Term Investments	1,525,972	—	1,525,972	—

Total	$74,814,858	$46,115,773	$28,699,085	$—

(1) For the period ended July 31, 2020, there were no transfers in and out of Level 3.

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 53.9%
	Automobiles & Components - 0.2%
$ 1,917	Aptiv plc	$149,046
8,690	NOK Corp.	94,662
100	Tesla, Inc.*	143,076

		386,784

	Banks - 1.0%
13,178	ABN Amro Bank N.V.(1)	109,454
57,808	AIB Group plc*	72,498
41,158	Bank of Ireland Group plc*	85,509
10,319	BPER Banca*(2)	26,194
62,999	CaixaBank S.A.	135,514
4,651	KB Financial Group, Inc.	137,648
40,826	Mitsubishi UFJ Financial Group, Inc.	152,988
35,587	Resona Holdings, Inc.	116,664
5,721	Societe Generale S.A.*	88,077
24,233	Standard Chartered plc	121,162
5,897	Sumitomo Mitsui Financial Group, Inc.	157,134
4,216	Sumitomo Mitsui Trust Holdings, Inc.	108,242
83,111	Unicaja Banco S.A.*(1)	46,284
14,434	UniCredit S.p.A.*	132,474

		1,489,842

	Capital Goods - 3.4%
4,763	ABB Ltd.	119,615
4,420	Advanced Drainage Systems, Inc.	216,580
1,693	Altra Industrial Motion Corp.	57,951
600	American Woodmark Corp.*	48,372
8,648	Arcadis N.V.*	177,617
8,919	Chiyoda Corp.*	21,350
14,497	Cie de Saint-Gobain*	536,317
1,400	Daikin Industries Ltd.	246,325
1,010	Deere & Co.	178,073
1,430	Eaton Corp. plc	133,176
4,667	Fortune Brands Home & Security, Inc.	357,026
1,172	Hubbell, Inc.	158,185
3,151	Ingersoll Rand, Inc.*	99,540
16,450	JELD-WEN Holding, Inc.*	322,420
9,448	JGC Holdings Corp.	95,595
5,893	Kennametal, Inc.	158,875
7,900	Kyudenko Corp.	223,915
2,636	Middleby Corp.*	218,946
9,479	PGT Innovations, Inc.*	161,807
815	Rockwool International A/S Class B	262,930
3,453	Rush Enterprises, Inc. Class A	164,294
2,236	Siemens AG	284,947
561	SPX FLOW, Inc.*	22,485
1,914	Vestas Wind Systems A/S	245,346
7,257	Vinci S.A.(2)	624,574
1,993	Xylem, Inc.	145,449

		5,281,710

	Commercial & Professional Services - 0.9%
3,931	Adecco Group AG	185,755
20,501	Calisen plc*	44,963
375,100	China Everbright International Ltd.	231,888
5,651	Clean Harbors, Inc.*	336,799
1,254	CoreLogic, Inc.	85,473
57,049	Hays plc	81,231
15,694	Pagegroup plc	71,856
976	Verisk Analytics, Inc.	184,181
1,560	Waste Management, Inc.	170,976

		1,393,122

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Consumer Durables & Apparel - 1.4%
$ 3,495	Berkeley Group Holdings plc	$202,783
509	Cavco Industries, Inc.*	101,968
5,815	Century Communities, Inc.*	207,130
2,347	D.R. Horton, Inc.	155,278
8,000	Fujitsu General Ltd.	196,066
5,443	Kaufman & Broad S.A.	234,996
4,663	Lennar Corp. Class A	337,368
9,900	Sekisui Chemical Co., Ltd.	134,761
17,915	Skyline Champion Corp.*	505,740
3,535	Smith & Wesson Brands, Inc.*	84,451
791	Sturm Ruger & Co., Inc.	64,364

		2,224,905

	Consumer Services - 0.3%
1,389	Hyatt Hotels Corp. Class A(2)	66,672
31,809	Melia Hotels International S.A.*	117,757
850	Oriental Land Co., Ltd.	102,546
15,200	Sands China Ltd.	57,955
850	Vail Resorts, Inc.	163,226

		508,156

	Diversified Financials - 1.1%
2,543	Berkshire Hathaway, Inc. Class B*	497,869
5,815	Brookfield Asset Management, Inc. Class A	187,999
9,714	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	340,281
1,461	Julius Baer Group Ltd.	64,138
812	Moody’s Corp.	228,416
414	S&P Global, Inc.	145,003
17,631	UBS Group AG	207,707
12,745	Uranium Participation Corp.*	46,719

		1,718,132

	Energy - 11.1%
20,933	Advantage Oil & Gas Ltd.*	25,005
3,979	Ampol Ltd.	74,586
27,004	ARC Resources Ltd.	114,713
251,048	BP plc	909,171
38,983	BP plc ADR	859,185
7,109	Brigham Minerals, Inc. Class A	78,768
3,828	Cabot Oil & Gas Corp.	71,584
13,354	Cameco Corp.	135,788
6,353	Canadian Natural Resources Ltd.	112,077
8,774	Chevron Corp.	736,490
253,623	China Oilfield Services Ltd. Class H	197,887
110,000	China Petroleum & Chemical Corp. Class H	46,862
24,070	China Shenhua Energy Co., Ltd. Class H	39,855
1,556	Cimarex Energy Co.	38,060
57,000	CNOOC Ltd.	60,164
578	Concho Resources, Inc.	30,368
7,157	ConocoPhillips	267,600
2,801	Diamondback Energy, Inc.	111,648
300	Drilling Co.*	6,888
3,000	Ecopetrol S.A. ADR	34,920
31,142	Enbridge, Inc.	996,718
101,412	Eni S.p.A.	903,358
5,505	EOG Resources, Inc.	257,909
5,820	EQT Corp.	84,506
8,388	Equinor ASA	125,762
12,500	Equinor ASA ADR	186,375
18,251	Exxon Mobil Corp.	768,002
9,000	Formosa Petrochemical Corp.	24,983
5,770	Fugro N.V.*(2)	23,237
12,109	Galp Energia SGPS S.A.	126,791
54,277	Gazprom PJSC ADR	262,382
2,548	Grupa Lotos S.A.	32,922
1,160	GS Holdings Corp.	34,140

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 11,816	Headwater Exploration, Inc.*	$11,027
1,400	HollyFrontier Corp.	38,500
2,200	Imperial Oil Ltd.	34,410
31,568	Inpex Corp.	180,191
2,074	Japan Petroleum Exploration Co., Ltd.	33,685
14,220	JXTG Holdings, Inc.	49,864
4,432	LUKOIL PJSC ADR	300,646
4,098	Lundin Petroleum AB	95,588
3,499	Magnolia Oil & Gas Corp. Class A*	20,924
5,530	Marathon Petroleum Corp.	211,246
5,871	MOL Hungarian Oil & Gas plc*	34,585
2,422	Motor Oil Hellas Corinth Refineries S.A.	33,081
3,055	Neste Oyj	140,321
114,770	Oil & Natural Gas Corp. Ltd.	120,007
4,214	OMV AG*	133,086
4,353	Ovintiv, Inc.	42,118
6,139	Parsley Energy, Inc. Class A	67,406
1,451	PDC Energy, Inc.*	20,691
93,450	Petroleo Brasileiro S.A.	406,651
10,769	Petronet LNG Ltd.	35,640
3,114	Phillips 66	193,130
925	Pioneer Natural Resources Co.	89,651
2,735	Polski Koncern Naftowy ORLEN S.A.	38,943
25,177	Polskie Gornictwo Naftowe i Gazownictwo S.A.	34,332
13,400	PTT Exploration & Production PCL	39,105
44,200	PTT PCL	53,155
3,646	QEP Resources, Inc.	5,360
6,878	Range Resources Corp.	44,432
6,394	Repsol S.A.	50,421
26,081	Rosneft Oil Co. PJSC GDR	123,711
3,403	Royal Dutch Shell plc Class A	49,737
34,746	Royal Dutch Shell plc Class A ADR(2)	1,035,778
57,348	Royal Dutch Shell plc Class B	804,963
25,225	Saipem S.p.A.	54,022
10,816	Santos Ltd.	40,401
4,494	Schlumberger Ltd.	81,521
23,322	Southwestern Energy Co.*	56,672
11,064	Suncor Energy, Inc.	174,241
35,249	Surgutneftegas PJSC ADR	174,499
1,073	Tatneft PJSC ADR*	47,759
23,890	TC Energy Corp.	1,088,978
6,030	Tenaris S.A.	35,538
3,773	Tenaris S.A. ADR	44,144
40,933	Total S.A.(2)	1,549,056
23,087	Total SE ADR	869,456
9,097	Tourmaline Oil Corp.	92,502
28,470	Trican Well Service Ltd.*(2)	19,342
26,856	Tupras Turkiye Petrol Rafinerileri A.S.*	318,258
3,670	Viper Energy Partners L.P.	37,948
3,654	Woodside Petroleum Ltd.	52,209
2,581	WPX Energy, Inc.*	15,409
53,418	YPF S.A. ADR*	332,794

		17,435,838

	Food & Staples Retailing - 0.1%
59,105	J Sainsbury plc	144,059

	Food, Beverage & Tobacco - 0.4%
6,800	Archer-Daniels-Midland Co.	291,244
1,800	Bunge Ltd.	78,192
800	Ingredion, Inc.	69,200
7,700	Kuala Lumpur Kepong Bhd	42,368
310,104	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	21,118
35,400	Sime Darby Bhd	43,613
24,800	Wilmar International Ltd.	83,829

		629,564

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Insurance - 0.4%
$ 4,976	Assicurazioni Generali S.p.A.	$74,718
7,421	Dai-ichi Life Holdings, Inc.	87,541
873	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	231,409
166,660	Shin Kong Financial Holding Co., Ltd.*	48,431
20,167	T&D Holdings, Inc.	166,004
9,840	Tongyang Life Insurance Co., Ltd.	24,739

		632,842

	Materials - 12.4%
5,811	Alcoa Corp.*	75,543
60,367	Alrosa PJSC*	55,560
101,751	Angang Steel Co., Ltd. Class H	28,543
17,293	Anglo American plc	418,630
23,800	ArcelorMittal S.A.*	261,086
5,325	Arconic Corp.*	86,744
44,113	Baoshan Iron & Steel Co., Ltd. Class A	31,110
25,534	Barrick Gold Corp.	737,931
32,150	BHP Group Ltd. ADR(2)	1,698,806
24,975	BHP Group plc	540,045
22,850	BHP Group plc ADR	998,773
5,401	BlueScope Steel Ltd.	43,194
1,981	Boliden AB	54,097
3,110	Canfor Corp.*	37,103
77,294	Centamin plc	206,911
24,150	Centerra Gold, Inc.	302,900
2,500	CF Industries Holdings, Inc.	78,325
229,239	China BlueChemical Ltd. Class H	33,758
53,000	China Hongqiao Group Ltd.	30,439
9,100	Corteva, Inc.*	259,896
23,500	Dundee Precious Metals, Inc.	177,200
6,758	Eldorado Gold Corp.*	85,083
7,700	Eldorado Gold.Corp.*	96,749
18,264	Empresas CMPC S.A.	40,457
17,183	Endeavour Mining Corp.*	462,977
24,988	Eregli Demir ve Celik Fabrikalari T.A.S.	27,300
30,057	Evolution Mining Ltd.	128,404
9,589	Evraz plc	35,508
11,400	First Quantum Minerals Ltd.	96,344
3,435	FMC Corp.	364,282
7,655	Fortescue Metals Group Ltd.	95,283
33,000	Freeport-McMoRan, Inc.	426,360
92,300	Gerdau S.A. ADR(2)	308,282
14,193	Gold Fields Ltd.	187,690
15,537	Harmony Gold Mining Co., Ltd.*	100,356
45,237	Hochschild Mining plc	160,300
44,280	Hunan Valin Steel Co., Ltd. Class A	28,418
44,623	IAMGOLD Corp.*	222,747
1,892	Imerys S.A.(2)	70,100
9,005	Impala Platinum Holdings Ltd.	80,388
2,351	Israel Chemicals Ltd.	7,338
18,900	Jiangsu Shagang Co., Ltd. Class A	29,365
4,617	JSR Corp.	100,675
44,797	Kinross Gold Corp.*	418,811
108	Korea Zinc Co., Ltd.	37,555
1,093	Kumba Iron Ore Ltd.	35,345
5,533	Kyoei Steel Ltd.	65,787
4,607	LafargeHolcim Ltd.*	217,959
1,567	Louisiana-Pacific Corp.	49,627
27,100	Lundin Mining Corp.	151,741
104,000	Maanshan Iron & Steel Co., Ltd. Class H	28,049
4,741	Magnitogorsk Iron & Steel Works PJSC GDR	33,043
1,300	Maruichi Steel Tube Ltd.	31,035
3,644	MMC Norilsk Nickel PJSC ADR	96,307
5,883	Mondi plc	104,204
4,200	Mosaic Co.	56,574

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 7,808	Newcrest Mining Ltd.	$198,915
3,709	Newmont Corp.	256,663
44,000	Nine Dragons Paper Holdings Ltd.	46,215
2,178	Norbord, Inc.	70,830
54,305	Norsk Hydro ASA*	153,397
1,933	Novolipetsk Steel PJSC GDR	37,438
10,850	Nucor Corp.	455,157
6,900	Nutrien Ltd.	224,703
10,400	Oji Holdings Corp.	43,645
2,328	Pacific Metals Co., Ltd.	32,812
89,900	Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A*	28,374
196,511	Perseus Mining Ltd.*	223,703
187,192	Petropavlovsk plc*	87,787
440	POSCO	71,002
18,600	Pretium Resources, Inc.*	176,356
99,776	Ramelius Resources Ltd.	157,726
43,508	Regis Resources Ltd.	177,286
54,396	Resolute Mining Ltd.*	51,981
7,018	Rio Tinto plc	427,201
35,400	Rio Tinto plc ADR	2,160,816
4,942	Salzgitter AG*	67,097
28,400	Sansteel Minguang Co., Ltd. Fujian Class A	29,005
3,150	Severstal PAO GDR	38,362
56,800	Shanxi Taigang Stainless Steel Co., Ltd. Class A	28,900
30,560	Sibanye Stillwater Ltd.*	86,448
36,722	South32 Ltd.	53,917
19,797	Southern Copper Corp.	865,327
9,703	Steel Dynamics, Inc.	265,959
7,174	Stora Enso Oyj Class R	89,974
6,600	Suzano S.A.*	53,139
7,615	Svenska Cellulosa AB SCA Class B*	91,784
16,913	Teck Resources Ltd. Class B	171,346
7,200	Torex Gold Resources, Inc.*	126,267
50,016	UPL Ltd.*	319,174
6,847	UPM-Kymmene Oyj	182,772
70,700	Vale S.A. ADR*	822,948
26,239	Vedanta Ltd.	40,111
1,584	Vicat S.A.	52,244
324	Vulcan Materials Co.	38,044
2,254	Warrior Met Coal, Inc.	35,884
841	West Fraser Timber Co., Ltd.	41,640
37,447	Western Areas Ltd.	64,236
4,184	Yamato Kogyo Co., Ltd.	85,354
2,266	Yara International ASA	95,589

		19,464,565

	Media & Entertainment - 0.9%
1,232	Charter Communications, Inc. Class A*	714,560
16,692	Comcast Corp. Class A	714,418

		1,428,978

	Real Estate - 8.7%
884	Aedifica S.A. REIT	101,862
2,769	Agree Realty Corp. REIT	185,440
2,264	Alexandria Real Estate Equities, Inc. REIT	401,973
4,319	American Tower Corp. REIT	1,128,943
4,613	Americold Realty Trust REIT	186,135
189,700	Ayala Land, Inc.	128,650
2,142	Boston Properties, Inc. REIT	190,831
9,768	British Land Co. plc REIT	46,614
19,902	Brixmor Property Group, Inc. REIT	229,072
2,405	Camden Property Trust REIT	218,398
4,824	Catena AB	198,338
32,092	City Developments Ltd.	192,187
52,605	CK Asset Holdings Ltd.	292,098
85	Comforia Residential REIT, Inc. REIT	266,234
5,134	Corporate Office Properties Trust REIT	135,948

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,568	Crown Castle International Corp. REIT	$261,386
3,520	Derwent London plc REIT	132,431
3,649	Digital Realty Trust, Inc. REIT	585,810
5,598	Douglas Emmett, Inc. REIT	163,126
765	Equinix, Inc. REIT	600,892
2,851	Equity LifeStyle Properties, Inc. REIT	194,780
7,731	Fastighets AB Balder Class B*	320,171
7,065	Five Point Holdings LLC Class A*	33,912
25,228	Goodman Group REIT	306,737
54,291	Grainger plc	205,886
12,949	Healthpeak Properties, Inc. REIT	353,378
5,065	Host Hotels & Resorts, Inc. REIT	54,601
210	Ichigo Office REIT Investment Corp. REIT	137,025
18,990	Independence Realty Trust, Inc. REIT	218,385
8,212	Invitation Homes, Inc. REIT	244,882
7,800	Katitas Co., Ltd.	178,437
11,797	Kojamo Oyj	293,212
6,428	Land Securities Group plc REIT	48,414
42,400	Link REIT	328,985
47,700	Mapletree Industrial Trust REIT	114,043
40,896	Medical Properties Trust, Inc. REIT	823,236
5,672	Mitsubishi Estate Co., Ltd.	81,480
18,900	Mitsui Fudosan Co., Ltd. REIT	295,482
30,250	New World Development Co., Ltd.	147,704
5,806	Nexity S.A.	197,733
22	Nippon Accommodations Fund, Inc. REIT	141,967
7,390	Prologis, Inc. REIT	779,054
15,053	Retail Opportunity Investments Corp. REIT	163,626
5,564	Rexford Industrial Realty, Inc. REIT	261,119
13,472	Safestore Holdings plc REIT	135,424
69,500	Shimao Group Holdings Ltd.	294,912
1,665	Sun Communities, Inc. REIT	249,633
17,000	Tokyo Tatemono Co., Ltd.	181,696
6,181	UDR, Inc. REIT	223,752
15,543	VICI Properties, Inc. REIT	337,439
7,397	Vonovia SE	478,111
6,143	Weyerhaeuser Co., REIT	170,837
4,999	Xenia Hotels & Resorts, Inc. REIT	39,792

		13,682,213

	Retailing - 0.2%
62,906	Petrobras Distribuidora S.A.	273,738
6,676	Xebio Holdings Co., Ltd.	43,019

		316,757

	Semiconductors & Semiconductor Equipment - 0.1%
3,511	First Solar, Inc.*	209,080

	Software & Services - 0.3%
2,248	Aspen Technology, Inc.*	218,641
25,886	NEXTDC Ltd.*	209,542

		428,183

	Technology Hardware & Equipment - 0.6%
4,215	Hexagon AB Class B*	275,650
2,670	Itron, Inc.*	185,725
42,980	Smart Metering Systems plc	348,817
4,056	Trimble, Inc.*	180,533

		990,725

	Telecommunication Services - 1.5%
56,935	BT Group plc	73,159
5,234	Cellnex Telecom S.A.(1)	329,399
21,933	China Mobile Ltd.	149,718
407,609	China Telecom Corp. Ltd. Class H	121,029
3,244,570	China Tower Corp. Ltd. Class H(1)	590,281
247,491	China Unicom Hong Kong Ltd.	137,661
22,900	KDDI Corp.	728,161

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 3,989	KT Corp.	$79,610
6,083	KT Corp. ADR	59,978
11,310	MTN Group Ltd.	39,559

		2,308,555

	Transportation - 1.0%
168	AP Moller - Maersk A/S Class B	216,289
6,774	Canadian National Railway Co.	661,697
5,380	D/S Norden A/S	81,236
445	FedEx Corp.	74,938
12,250	Japan Airport Terminal Co., Ltd.	420,604
2,455	JetBlue Airways Corp.*	25,385
510,551	Pacific Basin Shipping Ltd.	62,688
40,644	PostNL N.V.	99,689

		1,642,526

	Utilities - 7.9%
9,628	Atlantica Yield plc	288,551
16,954	Avangrid, Inc.	844,140
96,777	Beijing Enterprises Holdings Ltd.	338,674
25,875	CenterPoint Energy, Inc.	491,884
79,167	Centrica plc	49,916
1,601,346	China Longyuan Power Group Corp. Ltd. Class H	1,147,167
73,600	Cia de Saneamento do Parana	432,439
84,028	CK Infrastructure Holdings Ltd.	438,172
6,886	Duke Energy Corp.	583,520
58,655	E.ON SE	688,611
11,170	Edison International	621,834
81,466	Enel S.p.A.	746,271
70,010	Engie S.A.*	932,615
39,599	ENN Energy Holdings Ltd.	480,009
3,161	Eversource Energy	284,711
16,840	Exelon Corp.	650,192
131,816	Guangdong Investment Ltd.	213,117
1,395	Iberdrola S.A.	17,944
54,240	Iberdrola S.A.	701,068
69,103	National Grid plc	810,708
5,474	Pinnacle West Capital Corp.	454,780
4,259	Sempra Energy	530,075
12,906	Sunnova Energy International, Inc.*	322,779
11,035	UGI Corp.	367,907

		12,437,084

	Total Common Stocks (cost $72,337,348)	$84,753,620

Asset & Commercial Mortgage-Backed Securities - 0.2%
	Whole Loan Collateral CMO - 0.2%
	Connecticut Avenue Securities Trust
$ 56,000	2.27%, 10/25/2039, 1 mo. USD LIBOR + 2.100%(1)(3)	54,702
45,005	2.32%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(3)	44,048
44,324	2.47%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(3)	43,665
	Fannie Mae Connecticut Avenue Securities
90,989	2.37%, 01/25/2030, 1 mo. USD LIBOR + 2.200%(3)	88,072
110,000	3.17%, 10/25/2029, 1 mo. USD LIBOR + 3.000%(3)	109,035

		339,522

	Total Asset & Commercial Mortgage-Backed Securities (cost $321,207)	$339,522

Corporate Bonds - 0.5%
	Aerospace/Defense - 0.1%
125,000	Boeing Co. 5.04%, 05/01/2027	135,351

	Construction Materials - 0.1%
112,000	Eagle Materials, Inc. 4.50%, 08/01/2026	116,359

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Machinery-Diversified - 0.0%
$ 10,000	Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025	$10,446

	Oil & Gas - 0.2%
80,000	Callon Petroleum Co. 6.25%, 04/15/2023	26,000
115,000	Centennial Resource Production LLC 5.38%, 01/15/2026(1)	51,463
5,000	Diamondback Energy, Inc. 4.75%, 05/31/2025	5,438
45,000	Matador Resources Co. 5.88%, 09/15/2026	34,200
50,000	Occidental Petroleum Corp. 4.40%, 04/15/2046	40,735
	PDC Energy, Inc.
35,000	5.75%, 05/15/2026	35,077
30,000	6.13%, 09/15/2024	30,364
110,000	QEP Resources, Inc. 5.38%, 10/01/2022	88,000

		311,277

	Pipelines - 0.1%
	Antero Midstream Partners L.P. / Antero Midstream Finance Corp.
50,000	5.38%, 09/15/2024	45,357
130,000	5.75%, 03/01/2027(1)	113,552
35,000	EnLink Midstream LLC 5.38%, 06/01/2029	27,972
45,000	EnLink Midstream Partners L.P. 4.85%, 07/15/2026	34,881

		221,762

	Total Corporate Bonds (cost $924,529)	$795,195

Foreign Government Obligations - 3.3%
	Argentina - 0.1%
ARS 5,052,144	Argentina Treasury Bond 1.20%, 03/18/2022(4)	69,826
	Argentine Republic Government International Bond
EUR 100,000	3.38%, 01/15/2023(5)	49,347
125,000	5.00%, 01/15/2027(5)(6)	58,514

		177,687

	Canada - 0.1%
CAD 247,922	Canadian Government Real Return Bond 4.25%, 12/01/2026(4)	244,832

	Germany - 0.8%
	Deutsche Bundesrepublik Inflation Linked Bond
EUR 707,232	0.10%, 04/15/2026(4)(6)	900,704
206,382	0.50%, 04/15/2030(4)(6)	289,398

		1,190,102

	Greece - 0.1%
41,225,000	Hellenic Republic Government Bond 0.00%, 10/15/2042(7)	155,395

	Indonesia - 0.4%
IDR 8,933,000,000	Indonesia Treasury Bond 8.38%, 03/15/2034	663,306

	Japan - 0.7%
	Japanese Government CPI Linked Bond
JPY 84,150,132	0.10%, 03/10/2026(4)	791,538
35,716,476	0.10%, 03/10/2028(4)	336,296

		1,127,834

	Mexico - 0.2%
MXN 3,655,300	Mexican Bonos 8.00%, 11/07/2047	187,002

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
MXN 3,542,995	Mexican Udibonos 4.00%, 11/08/2046(4)	$186,712

		373,714

	New Zealand - 0.2%
NZD 285,116	New Zealand Government Bond 3.00%, 09/20/2030(4)(6)	245,969

	Nigeria - 0.1%
$ 200,000	Nigeria Government International Bond 7.88%, 02/16/2032(6)	192,800

	Russia - 0.2%
RUB 25,645,883	Russian Federal Inflation Linked Bond - OFZ 2.50%, 02/02/2028(4)	341,436

	South Korea - 0.3%
KRW 467,601,179	Inflation Linked Korea Treasury Bond 1.75%, 06/10/2028(4)	423,411

	Thailand - 0.1%
THB 2,693,540	Thailand Government Bond 1.25%, 03/12/2028(4)(6)	82,028

	Total Foreign Government Obligations (cost $5,447,906)	$5,218,514

U.S. Government Agencies - 0.6%
	FHLMC - 0.1%
$ 49,514	2.22%, 04/25/2049, 1 mo. USD LIBOR + 2.050%(1)(3)	$47,488
44,243	2.22%, 07/25/2049, 1 mo. USD LIBOR + 2.050%(1)(3)	42,388
48,503	2.52%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(1)(3)	46,752
50,542	2.82%, 01/25/2049, 1 mo. USD LIBOR + 2.650%(1)(3)	49,147

		185,775

	UMBS - 0.5%
$ 664,000	2.50%, 08/13/2050(8)	$697,615

	Total U.S. Government Agencies (cost $880,845)	$883,390

U.S. Government Securities - 22.1%
	United States - 22.1%
	U.S. Treasury Bonds - 4.7%
$ 343,813	0.13%, 01/15/2030(4)	$381,070
518,274	0.75%, 02/15/2045(4)	675,515
212,430	0.88%, 02/15/2047(4)	290,061
97,387	1.00%, 02/15/2046(4)	134,710
403,890	1.75%, 01/15/2028(4)	491,322
2,389,841	2.00%, 01/15/2026(4)	2,816,119
832,464	2.38%, 01/15/2025(4)	968,141
489,496	2.38%, 01/15/2027(4)	604,544
539,936	3.63%, 04/15/2028(4)	740,234
389,921	3.88%, 04/15/2029(4)	562,643

		7,664,359

	U.S. Treasury Notes - 17.2%
2,193,170	0.13%, 01/15/2022(4)(9)	2,231,190
2,560,429	0.13%, 01/15/2023(4)(9)	2,639,144
1,193,211	0.13%, 07/15/2024(4)	1,261,159
743,417	0.13%, 07/15/2026(4)	804,399
3,983,608	0.25%, 01/15/2025(4)	4,246,218
771,825	0.25%, 07/15/2029(4)	864,020
1,844,023	0.38%, 07/15/2023(4)	1,936,396
1,394,753	0.38%, 07/15/2025(4)	1,512,327
997,750	0.38%, 01/15/2027(4)	1,096,399
707,511	0.38%, 07/15/2027(4)	784,908
691,237	0.50%, 01/15/2028(4)	773,716
258,919	0.63%, 07/15/2021(4)	263,544
846,647	0.63%, 04/15/2023(4)	886,591
2,929,398	0.63%, 01/15/2024(4)	3,113,530

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 863,257	0.63%, 01/15/2026(4)	$949,721
592,640	0.75%, 07/15/2028(4)	682,568
2,565,769	0.88%, 01/15/2029(4)	2,989,170

		27,035,000

	Total U.S. Government Securities (cost $32,269,988)	$34,699,359

Convertible Bonds - 0.1%
	Oil & Gas - 0.1%
75,000	PDC Energy, Inc. 1.13%, 09/15/2021	71,264
40,000	Oasis Petroleum, Inc. 2.63%, 09/15/2023	4,600

		75,864

	Total Convertible Bonds (cost $101,242)	$75,864

Exchange-Traded Funds - 3.2%
	Other Investment Pools & Funds - 3.2%
34,047	Invesco Senior Loan ETF(2)	736,777
100,555	VanEck Vectors Gold Miners ETF	4,317,832

		5,054,609

	Total Exchange-Traded Funds (cost $3,805,077)	$5,054,609

Preferred Stocks - 0.0%
	Materials - 0.0%
1,553	Sociedad Quimica y Minera de Chile S.A. Series B*	47,284

	Total Preferred Stocks (cost $46,486)	$47,284

Rights - 0.0%
	Consumer Services - 0.0%
5,234	Cellnex Telecom S.A.*	21,887

	Total Rights (cost $—)	$21,887

	Total Long-Term Investments (cost $116,134,628)	$131,889,244

Short-Term Investments - 16.7%
	Other Investment Pools & Funds - 13.4%
21,111,735	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 0.02%(10)	21,111,735

	Repurchase Agreements - 1.7%
2,604,785	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2020 at 0.070%, due on 08/03/2020 with a maturity value of $2,604,800; collateralized by U.S. Treasury Note at 2.875%, maturing 11/30/2025, with a market value of $2,656,938	2,604,785

	Securities Lending Collateral - 1.6%
128,911	Citibank NA DDCA, 0.09%, 8/3/2020(10)	128,911
150,424	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(10)	150,424
2,298,876	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.13%(10)	2,298,876

		2,578,211

	Total Short-Term Investments (cost $26,294,731)	$26,294,731

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

		Market Value†
Total Investments (cost $142,429,359)	100.6%	$158,183,975
Other Assets and Liabilities	(0.6)%	(939,882)

Total Net Assets	100.0%	$157,244,093

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

The Consolidated Schedule of Investments includes investments held by The Hartford Cayman Global Real-Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of July 31, 2020, the Fund invested 23.9% of its total assets in the Subsidiary.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $1,568,623, representing 1.0% of net assets.

(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2020. Base lending rates may be subject to a floor or cap.
(4)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(5)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(6)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $1,769,413, representing 1.1% of net assets.

(7)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(8)	Represents or includes a TBA transaction.
(9)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2020, the market value of securities pledged was $2,971,724.
(10)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
Brent Crude Oil Future	4	10/27/20	$4,280	$(1,229)
Brent Crude Oil Future	14	10/30/20	618,380	175,846
Brent Crude Oil Future	27	11/30/20	1,200,690	17,540
Brent Crude Oil Future	9	04/30/21	412,290	95,941
Brent Crude Oil Future	8	10/29/21	374,400	72,389
Brent Crude Oil Future	11	10/31/22	535,150	78,305
Copper Future	12	12/29/20	867,150	73,152
Cotton No. 2 Future	17	12/08/20	532,610	53,345
Gasoline RBOB Future	3	08/31/20	147,559	7,452
Gasoline RBOB Future	2	11/30/20	91,132	27,342
Gasoline RBOB Future	16	12/31/20	733,488	(38,476)
Gold 6,964,294100oz Future	32	12/29/20	6,354,880	479,262

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
LME Copper Future	3	12/16/20	$480,806	$64,192
LME Nickel Future	23	09/14/20	1,899,363	258,327
LME Nickel Future	12	11/16/20	993,384	64,978
LME Nickel Future	5	12/14/20	414,345	41,706
LME Nickel Future	9	01/18/21	746,847	15,875
LME Primary Aluminum Future	3	12/16/20	128,887	(6,481)
LME Zinc Future	35	09/14/20	2,025,625	337,483
LME Zinc Future	18	11/16/20	1,044,675	118,901
LME Zinc Future	2	12/14/20	116,200	7,583
LME Zinc Future	14	01/18/21	814,275	28,393
Live Cattle Future	5	10/30/20	215,750	3,453
Live Cattle Future	10	12/31/20	446,200	16,971
NY Harbor ULSD Future	9	12/31/20	488,452	(18,246)
Platinum Future	1	10/28/20	45,945	3,426
Platinum Future	4	01/27/21	185,040	12,264
Silver Future	6	09/28/20	726,480	176,705
Soybean Future	18	01/14/21	808,200	(872)
Soybean Meal Future	9	12/14/20	267,570	3,242
Soybean Meal Future	22	01/14/21	656,480	9,834
U.S. Treasury 5-Year Note Future	8	09/30/20	1,009,000	6,108
WTI Crude Future	18	05/20/21	766,620	161,524
WTI Crude Future	18	11/19/21	781,740	154,822

Total				$2,501,057

Short position contracts:
10-Year Mini JGB Future	1	09/11/20	$143,933	$(370)
Euro-BUND Future	2	09/08/20	418,220	(9,451)
LME Copper Future	1	12/16/20	160,269	(3,364)
LME Nickel Future	23	09/14/20	1,899,363	(144,208)
LME Nickel Future	12	11/16/20	993,384	(30,506)
LME Nickel Future	1	12/14/20	82,869	(3)
LME Primary Aluminum Future	37	09/14/20	1,569,494	(6,089)
LME Primary Aluminum Future	3	12/16/20	128,887	13,379
LME Zinc Future	35	09/14/20	2,025,625	(256,212)
LME Zinc Future	18	11/16/20	1,044,675	(56,972)
LME Zinc Future	2	12/14/20	116,200	9,229
U.S. Treasury 10-Year Note Future	90	09/21/20	12,607,031	(130,149)
U.S. Treasury Ultra Long Term Bond Future	4	09/21/20	910,750	(30,882)

Total				$(645,598)

Total futures contracts				$1,855,459

OTC Credit Default Swap Contracts Outstanding at July 31, 2020

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.AAA.10	GSC		USD 320,000	(0.50%)	11/17/59	Monthly	$—	$(3,759)	$(3,737)	$22
CMBX.NA.AAA.10	MSC		USD 290,000	(0.50%)	11/17/59	Monthly	—	(14)	(3,382)	(3,368)
CMBX.NA.AAA.11	MSC	USD	320,000	(0.50%)	11/18/54	Monthly	—	(2,723)	(2,942)	(219)
CMBX.NA.AAA.11	MSC		USD 290,000	(0.50%)	11/18/54	Monthly	1,458	—	(2,662)	(4,120)
CMBX.NA.AAA.12	MSC		USD 320,000	(0.50%)	08/17/61	Monthly	—	(248)	(704)	(456)
CMBX.NA.AAA.12	MSC		USD 290,000	(0.50%)	08/17/61	Monthly	4,274	—	(634)	(4,908)
CMBX.NA.AAA.13	MSC		USD 330,000	(0.50%)	12/16/72	Monthly	2,347	—	2,108	(239)
CMBX.NA.AAA.13	MSC		USD 290,000	(0.50%)	12/16/72	Monthly	7,127	—	1,857	(5,270)

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Reference Entity	Counter- party	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Total						$15,206	$(6,744)	$(10,096)	$(18,558)

Sell protection:
CDX.NA.HY.34.V7	GSC	USD 432,400	5.00%	06/20/23	Quarterly	$—	$(9,813)	$7,807	$17,620
CDX.NA.HY.34.V7	GSC	USD 220,900	5.00%	06/20/23	Quarterly	—	(7,546)	3,988	11,534
CDX.NA.HY.34.V7	GSC	USD 84,600	5.00%	06/20/23	Quarterly	—	(1,922)	1,527	3,449

Total						$—	$(19,281)	$13,322	$32,603

Credit default swaps on single-name issues:
Buy protection:
Russian Federation	GSC	USD 80,000	(1.00%)	06/20/25	Quarterly	$2,513	$—	$74	$(2,439)
Russian Federation	JPM	USD 210,000	(1.00%)	06/20/25	Quarterly	6,974	—	193	(6,781)
Russian Federation	HSBC	USD 220,000	(1.00%)	06/20/25	Quarterly	7,553	—	202	(7,351)

Total						$17,040	$—	$469	$(16,571)

Total OTC credit default swap contracts						$32,246	$(26,025)	$3,695	$(2,526)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

OTC Total Return Swap Contracts Outstanding at July 31, 2020

Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
IBXXLLTR	JPM	USD	1,180,000	(1.00%	)	09/20/20	At Maturity	$—	$(59)	$22,814	$22,873

Bond Forward Contracts Outstanding at July 31, 2020
Counterparty	Reference Obligation	Notional Amount	Expiration Date	Unrealized Appreciation/ (Depreciation)
BOA	U.S. Treasury Bonds, 0.75%, 07/15/2028	USD 7,613,944	08/29/20	$49,543

Foreign Currency Contracts Outstanding at July 31, 2020
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
235,000	AUD	168,610	USD	BNP	08/31/20	$—	$(693)
1,120,000	BRL	204,480	USD	MSC	08/04/20	10,184	—
1,120,000	BRL	215,248	USD	HSBC	08/04/20	—	(584)
1,120,000	BRL	216,832	USD	HSBC	09/02/20	—	(2,437)
115,000	CAD	85,990	USD	JPM	08/31/20	—	(128)
5,387,200,000	COP	1,435,056	USD	GSC	08/31/20	4,590	—
168,400,000	COP	45,626	USD	BNP	08/31/20	—	(624)
1,398,695,000	JPY	13,268,576	USD	JPM	08/31/20	—	(50,845)
783,000,000	JPY	7,455,111	USD	MSC	08/31/20	—	(55,726)
299,880,000	KRW	249,412	USD	BNP	08/31/20	2,302	—
647,000	MXN	29,291	USD	CBK	08/31/20	—	(335)
2,060,000	NOK	226,308	USD	MSC	08/31/20	54	—
170,000	NZD	113,627	USD	CBK	08/31/20	—	(878)
4,630,000	RUB	64,484	USD	GSC	08/31/20	—	(2,313)
10,900,000	SEK	1,241,194	USD	BOA	08/31/20	630	—
7,449,190	USD	10,440,000	AUD	BCLY	08/31/20	—	(10,607)
217,054	USD	1,120,000	BRL	HSBC	08/04/20	2,390	—
215,248	USD	1,120,000	BRL	MSC	08/04/20	584	—
241,519	USD	323,000	CAD	JPM	08/31/20	359	—

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,817,023	USD	1,665,000	CHF	JPM	08/31/20	$—	$(5,158)
1,114,811	USD	840,400,000	CLP	GSC	08/31/20	4,324	—
167,751	USD	1,177,000	CNH	CBK	08/31/20	—	(301)
1,459,610	USD	5,387,200,000	COP	BNP	08/31/20	19,964	—
10,309,533	USD	8,817,000	EUR	JPM	08/31/20	—	(83,247)
446,131	USD	6,525,107,000	IDR	BCLY	08/31/20	553	—
12,118,619	USD	1,278,000,000	JPY	GSC	08/31/20	45,323	(3,862)
1,190,258	USD	125,470,000	JPY	JPM	08/31/20	4,561	—
98,161	USD	10,400,000	JPY	TDB	08/31/20	—	(119)
416,680	USD	500,995,000	KRW	BNP	08/31/20	—	(3,847)
293,630	USD	6,486,000	MXN	CBK	08/31/20	3,357	—
242,627	USD	363,000	NZD	CBK	08/31/20	1,875	—
176,697	USD	730,000	RON	BCLY	08/31/20	—	(904)
220,973	USD	15,866,000	RUB	GSC	08/31/20	7,926	—
86,652	USD	2,731,000	THB	JPM	08/31/20	—	(919)
656,248	USD	4,535,000	TRY	GSC	08/31/20	24,384	—
306,796	USD	2,195,000	TRY	UBS	08/31/20	966	—
Total Foreign Currency Contracts						$134,326	$(223,527)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
TDB	Toronto-Dominion Bank
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RON	New Romanian Leu
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield
CMBX.NA	Markit Commercial Mortgage Backed North American
CPI	Consumer Price Index

Other Abbreviations:
ADR	American Depositary Receipt

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

The Hartford Global Real Asset Fund (consolidated)
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$386,784	$292,122	$94,662	$—
Banks	1,489,842	—	1,489,842	—
Capital Goods	5,281,710	2,443,179	2,838,531	—
Commercial & Professional Services	1,393,122	822,392	570,730	—
Consumer Durables & Apparel	2,224,905	1,456,299	768,606	—
Consumer Services	508,156	229,898	278,258	—
Diversified Financials	1,718,132	1,446,287	271,845	—
Energy	17,435,838	10,113,499	7,322,339	—
Food & Staples Retailing	144,059	—	144,059	—
Food, Beverage & Tobacco	629,564	438,636	190,928	—
Insurance	632,842	—	632,842	—
Materials	19,464,565	13,558,090	5,906,475	—
Media & Entertainment	1,428,978	1,428,978	—	—
Real Estate	13,682,213	8,927,930	4,754,283	—
Retailing	316,757	273,738	43,019	—
Semiconductors & Semiconductor Equipment	209,080	209,080	—	—
Software & Services	428,183	218,641	209,542	—
Technology Hardware & Equipment	990,725	715,075	275,650	—
Telecommunication Services	2,308,555	59,978	2,248,577	—
Transportation	1,642,526	762,020	880,506	—
Utilities	12,437,084	5,872,812	6,564,272	—
Asset & Commercial Mortgage-Backed Securities	339,522	—	339,522	—
Corporate Bonds	795,195	—	795,195	—
Foreign Government Obligations	5,218,514	—	5,218,514	—
U.S. Government Agencies	883,390	—	883,390	—
U.S. Government Securities	34,699,359	—	34,699,359	—
Convertible Bonds	75,864	—	75,864	—
Exchange-Traded Funds	5,054,609	5,054,609	—	—
Preferred Stocks	47,284	47,284	—	—
Rights	21,887	21,887	—	—
Short-Term Investments	26,294,731	23,689,946	2,604,785	—
Bond Forward Contracts(2)	49,543	—	49,543	—
Foreign Currency Contracts(2)	134,326	—	134,326	—
Futures Contracts(2)	2,588,969	2,588,969	—	—
Swaps - Credit Default(2)	32,625	—	32,625	—
Swaps - Total Return(2)	22,873	—	22,873	—

Total	$161,012,311	$80,671,349	$80,340,962	$—

Liabilities
Foreign Currency Contracts(2)	$(223,527)	$—	$(223,527)	$—
Futures Contracts(2)	(733,510)	(732,281)	(1,229)	—
Swaps - Credit Default(2)	(35,151)	—	(35,151)	—

Total	$(992,188)	$(732,281)	$(259,907)	$—

(1) For the period ended July 31, 2020, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The Hartford Growth Allocation Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 99.8%
	Domestic Equity Funds - 58.6%
$ 2,981,107	Hartford Core Equity Fund, Class F		$105,769,670
1,625,275	Hartford Multifactor US Equity ETF		50,592,048
2,885,617	Hartford Small Cap Value Fund, Class F		22,969,511
3,356,327	The Hartford Equity Income Fund, Class F		58,635,032
608,153	The Hartford Growth Opportunities Fund, Class F		34,129,526
868,220	The Hartford MidCap Fund, Class F		27,774,353
1,225,117	The Hartford Small Company Fund, Class F		30,603,418

	Total Domestic Equity Funds (cost $299,743,356)		$330,473,558

	International/Global Equity Funds - 21.8%
1,252,092	Hartford Emerging Markets Equity Fund, Class F		11,243,790
1,564,823	Hartford Multifactor Developed Markets (ex-US) ETF		39,230,113
4,528,984	Hartford Schroders International Multi-Cap Value Fund, Class F		36,458,322
2,185,373	The Hartford International Opportunities Fund, Class F		35,708,996

	Total International/Global Equity Funds (cost $130,851,107)		$122,641,221

	Taxable Fixed Income Funds - 19.4%
962,258	Hartford Core Bond ETF		40,948,889
439,354	Hartford Short Duration ETF		17,967,382
744,107	The Hartford Inflation Plus Fund, Class F		8,348,884
1,073,213	The Hartford Strategic Income Fund, Class F		9,701,847
3,064,575	The Hartford World Bond Fund, Class F		32,668,368

	Total Taxable Fixed Income Funds (cost $107,457,477)		$109,635,370

	Total Affiliated Investment Companies (cost $538,051,940)		$562,750,149

Short-Term Investments - 0.2%
	Other Investment Pools & Funds - 0.2%
1,131,774	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.05%(1)		1,131,774

	Total Short-Term Investments (cost $1,131,774)		$1,131,774

	Total Investments (cost $539,183,714)	100.0%	$563,881,923
	Other Assets and Liabilities	0.0%	(250,358)

	Total Net Assets	100.0%	$563,631,565

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ETF	Exchange-Traded Fund

The Hartford Growth Allocation Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Affiliated Investment Companies	$562,750,149	$562,750,149	$—	$—
Short-Term Investments	1,131,774	1,131,774	—	—

Total	$563,881,923	$563,881,923	$—	$—

(1)	For the period ended July 31, 2020, there were no transfers in and out of Level 3.

The Hartford Healthcare Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.1%
	Biotechnology - 20.1%
$ 159,577	89bio, Inc.*	$4,847,949
82,313	Aimmune Therapeutics, Inc.*(1)	1,087,355
87,079	Akero Therapeutics, Inc.*	3,057,344
29,600	Akouos, Inc.*	578,680
679,848	Alkermes plc*	12,244,062
112,500	Alnylam Pharmaceuticals, Inc.*	16,398,000
25,600	ALX Oncology Holdings, Inc.*	837,120
297,220	Apellis Pharmaceuticals, Inc.*	7,695,026
162,063	Arena Pharmaceuticals, Inc.*	9,949,048
18,590	Argenx SE ADR*	4,278,117
28,831	Ascendis Pharma A/S ADR*	3,967,434
165,417	Assembly Biosciences, Inc.*	3,672,257
82,100	Avidity Biosciences, Inc.*	2,314,399
134,462	Biohaven Pharmaceutical Holding Co., Ltd.*	8,610,946
41,812	Black Diamond Therapeutics, Inc.*(1)	1,163,210
253,262	Coherus Biosciences, Inc.*	4,454,879
185,991	Constellation Pharmaceuticals, Inc.*	5,001,298
216,159	Cytokinetics, Inc.*	4,673,358
56,500	Forma Therapeutics Holdings, Inc.*	1,975,240
336,622	G1 Therapeutics, Inc.*	4,938,245
34,667	Galapagos N.V.*	6,438,375
53,200	Generation Bio Co.*	1,044,848
19,960	Genmab A/S*	6,870,360
149,007	Genus plc	6,649,810
192,915	Global Blood Therapeutics, Inc.*(1)	13,017,904
396,914	GlycoMimetics, Inc.*	1,563,841
928,680	ImmunoGen, Inc.*	3,816,875
854,046	Ironwood Pharmaceuticals, Inc.*	7,831,602
95,185	Kodiak Sciences, Inc.*	4,409,921
32,800	Legend Biotech Corp. ADR*	1,155,872
83,936	Madrigal Pharmaceuticals, Inc.*(1)	8,612,673
574,699	Momenta Pharmaceuticals, Inc.*	16,947,873
215,429	Myovant Sciences Ltd.*	3,274,521
488,789	Nurix Therapeutics, Inc.*	9,477,619
179,712	Oyster Point Pharma, Inc.*(1)	4,020,157
539,554	PhaseBio Pharmaceuticals, Inc.*(1)	2,158,216
133,323	Radius Health, Inc.*	1,673,204
16,078	Regeneron Pharmaceuticals, Inc.*	10,162,421
27,000	Relay Therapeutics, Inc.*	957,420
1,383,328	Rigel Pharmaceuticals, Inc.*	3,181,654
121,617	Seattle Genetics, Inc.*	20,221,259
667,130	Syndax Pharmaceuticals, Inc.*	9,413,204
99,064	Turning Point Therapeutics, Inc.*	5,867,561
133,199	Twist Bioscience Corp.*	7,464,472
217,412	UroGen Pharma Ltd.*(1)	4,802,631
66,481	Vertex Pharmaceuticals, Inc.*	18,082,832
201,912	Zai Lab Ltd. ADR*	15,367,522
60,904	Zealand Pharma A/S ADR*(1)	1,975,726

		298,204,340

	Health Care Equipment - 21.5%
462,405	Abbott Laboratories	46,536,439
296,841	Baxter International, Inc.	25,641,126
46,585	Becton Dickinson and Co.	13,106,224
1,003,982	Boston Scientific Corp.*	38,723,586
252,338	Danaher Corp.	51,426,484
481,887	Edwards Lifesciences Corp.*	37,784,760
56,858	Hill-Rom Holdings, Inc.	5,527,735
220,224	Hologic, Inc.*	15,367,231
41,225	Integer Holdings Corp.*	2,711,368
37,600	Intuitive Surgical, Inc.*	25,772,544
19,111	Masimo Corp.*	4,206,713
124,615	NuVasive, Inc.*	7,120,501

The Hartford Healthcare Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 155,246	Shockwave Medical, Inc.*	$7,656,733
832,674	Smith & Nephew plc	16,434,869
59,694	Teleflex, Inc.	22,271,831

		320,288,144

	Health Care Facilities - 2.9%
297,022	Acadia Healthcare Co., Inc.*	8,854,226
174,818	Encompass Health Corp.	11,901,609
182,473	HCA Healthcare, Inc.	23,108,381

		43,864,216

	Health Care Services - 2.1%
39,115	Amedisys, Inc.*	9,159,168
149,659	Fresenius SE & Co. KGaA*	7,467,041
44,322	LHC Group, Inc.*	8,647,665
394,577	R1 RCM, Inc.*	5,393,868

		30,667,742

	Health Care Supplies - 0.6%
2,964,447	ConvaTec Group plc(2)	7,878,500
99,800	Kangji Medical Holdings Ltd.*	368,280

		8,246,780

	Health Care Technology - 1.8%
16,500	Accolade, Inc.*(1)	535,260
308,672	HMS Holdings Corp.*	10,031,840
169,763	Omnicell, Inc.*	11,932,641
17,168	Teladoc Health, Inc.*	4,079,632

		26,579,373

	Integrated Telecommunication Services - 0.1%
75,400	Therapeutics Acquisition Corp. Class A*	1,070,680

	Life Sciences Tools & Services - 10.3%
3,400	Berkeley Lights, Inc.*	203,898
34,894	Bio-Techne Corp.	9,601,433
77,016	ICON plc*	14,283,387
201,718	NanoString Technologies, Inc.*	7,284,037
536,077	PPD, Inc.*	15,744,581
128,948	PRA Health Sciences, Inc.*	13,740,699
39,091	Repligen Corp.*	5,899,223
25,963	Tecan Group AG	10,888,723
147,081	Thermo Fisher Scientific, Inc.	60,884,180
598,563	WuXi AppTec Co., Ltd. Class H(1)(2)	9,025,082
279,500	Wuxi Biologics Cayman, Inc.*(2)	5,769,954

		153,325,197

	Managed Health Care - 11.1%
238,505	Centene Corp.*	15,562,451
60,220	Humana, Inc.	23,633,339
41,046	Molina Healthcare, Inc.*	7,581,196
471,300	Notre Dame Intermedica Participacoes S.A.	6,031,570
371,111	UnitedHealth Group, Inc.	112,364,989

		165,173,545

	Pharmaceuticals - 25.6%
518,111	Amneal Pharmaceuticals, Inc.*(1)	2,243,421
731,102	AstraZeneca plc ADR	40,780,870
900,807	Bristol-Myers Squibb Co.	52,841,339
162,790	Chugai Pharmaceutical Co., Ltd.	7,349,845
187,075	Daiichi Sankyo Co., Ltd.	16,553,623
216,895	Eisai Co., Ltd.	17,504,848
262,050	Elanco Animal Health, Inc.*	6,192,241
357,512	Eli Lilly and Co.	53,730,478
48,507	Hikma Pharmaceuticals plc	1,359,211
99,927	Hutchison China MediTech Ltd. ADR*	2,710,020
119,032	Laboratorios Farmaceuticos Rovi S.A.	4,111,079
575,534	Mylan N.V.*	9,271,853
96,795	MyoKardia, Inc.*	8,724,133

The Hartford Healthcare Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
$ 87,548	Novartis AG		$7,211,086
262,445	Odonate Therapeutics, Inc.*		9,545,125
280,045	Ono Pharmaceutical Co., Ltd.		7,871,331
2,378,652	Pfizer, Inc.		91,530,529
266,369	Revance Therapeutics, Inc.*		6,254,344
141,865	Royalty Pharma plc Class A*		6,107,288
127,046	Satsuma Pharmaceuticals, Inc.*		2,999,556
75,770	Takeda Pharmaceutical Co., Ltd.		2,747,936
183,053	Theravance Biopharma, Inc.*		3,554,889
238,886	Tricida, Inc.*		3,196,295
109,272	UCB S.A.		14,040,551
203,582	WaVe Life Sciences Ltd.*(1)		1,787,450

			380,219,341

	Total Common Stocks (cost $1,084,848,392)		$1,427,639,358

Rights - 0.0%
	Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
66,213	Clementia Pharmaceuticals, Inc.* (3)(4)		70,848

	Total Rights (cost $89,388)		$70,848

	Total Long-Term Investments (cost $1,084,937,780)		$1,427,710,206

Short-Term Investments - 3.5%
	Repurchase Agreements - 2.4%
36,504,305	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2020 at 0.070%, due on 08/03/2020 with a maturity value of $36,504,518; collateralized by U.S. Treasury Note at 1.375%, maturing 08/31/2026, with a market value of $37,234,454.		36,504,305

	Securities Lending Collateral - 1.1%
813,209	Citibank NA DDCA, 0.09%, 8/3/2020(5)		813,209
948,923	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(5)		948,923
14,502,038	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.13%(5)		14,502,038

			16,264,170

	Total Short-Term Investments (cost $52,768,475)		$52,768,475

	Total Investments (cost $1,137,706,255)	99.6%	$1,480,478,681
	Other Assets and Liabilities	0.4%	5,731,312

	Total Net Assets	100.0%	$1,486,209,993

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.

The Hartford Healthcare Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $22,673,536, representing 1.5% of net assets.

(3)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2020, the aggregate fair value of this security was $70,848, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	Investment valued using significant unobservable inputs.
(5)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account

The Hartford Healthcare Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Biotechnology	$298,204,340	$278,245,795	$19,958,545	$—
Health Care Equipment	320,288,144	303,853,275	16,434,869	—
Health Care Facilities	43,864,216	43,864,216	—	—
Health Care Services	30,667,742	23,200,701	7,467,041	—
Health Care Supplies	8,246,780	368,280	7,878,500	—
Health Care Technology	26,579,373	26,579,373	—	—
Integrated Telecommunication Services	1,070,680	1,070,680	—	—
Life Sciences Tools & Services	153,325,197	127,641,438	25,683,759	—
Managed Health Care	165,173,545	165,173,545	—	—
Pharmaceuticals	380,219,341	301,469,831	78,749,510	—
Rights	70,848	—	—	70,848
Short-Term Investments	52,768,475	16,264,170	36,504,305	—

Total	$1,480,478,681	$1,287,731,304	$192,676,529	$70,848

(1)	For the period ended July 31, 2020, there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended July 31, 2020 is not presented.

The Hartford High Yield Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 87.9%
	Advertising - 0.4%
	Lamar Media Corp.
$ 280,000	3.75%, 02/15/2028(1)	$282,450
965,000	5.75%, 02/01/2026	1,013,540

		1,295,990

	Aerospace/Defense - 2.7%
	Bombardier, Inc.
2,565,000	6.13%, 01/15/2023(1)	2,205,900
1,585,000	7.88%, 04/15/2027(1)	1,260,075
	DAE Funding LLC
430,000	4.50%, 08/01/2022(1)	422,329
865,000	5.00%, 08/01/2024(1)	800,678
	TransDigm, Inc.
2,150,000	5.50%, 11/15/2027	2,039,705
2,780,000	6.25%, 03/15/2026(1)	2,932,900

		9,661,587

	Apparel - 0.6%
985,000	G-III Apparel Group Ltd. 7.88%, 08/15/2025(1)	993,323
1,200,000	PVH Corp. 4.63%, 07/10/2025(1)	1,225,884

		2,219,207

	Auto Manufacturers - 2.3%
	Ford Motor Co.
2,350,000	4.75%, 01/15/2043	2,150,250
975,000	8.50%, 04/21/2023	1,082,250
	Ford Motor Credit Co. LLC
3,530,000	4.54%, 08/01/2026	3,635,900
850,000	5.13%, 06/16/2025	906,160
	General Motors Co.
295,000	6.13%, 10/01/2025	344,816
215,000	6.80%, 10/01/2027	261,805

		8,381,181

	Auto Parts & Equipment - 1.0%
	Adient Global Holdings Ltd.
EUR 1,225,000	3.50%, 08/15/2024(2)	1,322,370
$ 1,160,000	4.88%, 08/15/2026(1)	1,083,150
1,200,000	Clarios Global L.P. / Clarios U.S. Finance Co. 8.50%, 05/15/2027(1)	1,261,200

		3,666,720

	Chemicals - 0.5%
	CF Industries, Inc.
170,000	4.95%, 06/01/2043	198,934
945,000	5.15%, 03/15/2034	1,086,750
270,000	5.38%, 03/15/2044	329,508

		1,615,192

	Commercial Banks - 1.1%
EUR 600,000	Banco de Sabadell S.A. 6.50%, 05/18/2022, (6.50% fixed rate until 05/18/2022; 5 year EUR Swap + 6.414% thereafter)(2)(3)(4)	574,251
$ 3,065,000	Credit Suisse Group AG 6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(2)(3)(4)	3,264,225

		3,838,476

	Commercial Services - 2.0%
1,012,000	APX Group, Inc. 7.88%, 12/01/2022	1,019,590
1,710,000	Ashtead Capital, Inc. 4.00%, 05/01/2028(1)	1,778,400

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 120,000	Cardtronics, Inc. / Cardtronics USA, Inc. 5.50%, 05/01/2025(1)	$120,300
1,650,000	Herc Holdings, Inc. 5.50%, 07/15/2027(1)	1,744,875
	Service Corp. International
460,000	4.63%, 12/15/2027	488,750
355,000	5.13%, 06/01/2029	392,275
	United Rentals North America, Inc.
560,000	4.63%, 10/15/2025	576,100
1,025,000	5.88%, 09/15/2026	1,094,187

		7,214,477

	Construction Materials - 0.9%
1,635,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	1,714,788
820,000	Norbord, Inc. 5.75%, 07/15/2027(1)	873,300
520,000	Standard Industries, Inc. 4.75%, 01/15/2028(1)	555,750

		3,143,838

	Distribution/Wholesale - 0.9%
1,000,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	1,040,000
1,010,000	Core & Main Holdings L.P. (8.63% Cash, 9.38% PIK) 8.63%, 09/15/2024(1)(5)	1,020,100
600,000	IAA, Inc. 5.50%, 06/15/2027(1)	639,750
550,000	Performance Food Group, Inc. 5.50%, 10/15/2027(1)	567,875

		3,267,725

	Diversified Financial Services - 3.4%
360,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.50%, 09/15/2023	366,119
	Credit Acceptance Corp.
730,000	5.13%, 12/31/2024(1)	743,140
1,445,000	6.63%, 03/15/2026	1,508,219
955,000	Fly Leasing Ltd. 5.25%, 10/15/2024	771,759
1,745,000	goeasy Ltd. 5.38%, 12/01/2024(1)	1,808,012
	Springleaf Finance Corp.
2,610,000	5.38%, 11/15/2029	2,753,811
430,000	6.13%, 03/15/2024	468,094
575,000	6.88%, 03/15/2025	642,562
2,860,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(1)	2,952,950

		12,014,666

	Electric - 0.5%
805,000	Clearway Energy Operating LLC 4.75%, 03/15/2028(1)	860,344
930,000	NextEra Energy Operating Partners L.P. 4.25%, 07/15/2024(1)	990,450

		1,850,794

	Engineering & Construction - 0.1%
330,000	United Rentals North America Co. 3.88%, 02/15/2031	330,000

	Entertainment - 2.3%
1,370,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(1)	1,235,219
	Colt Merger Sub, Inc.
440,000	5.75%, 07/01/2025(1)	457,600
1,340,000	6.25%, 07/01/2025(1)	1,397,788
955,000	8.13%, 07/01/2027(1)	972,906

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,920,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(1)	$1,742,400
2,610,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(1)	2,582,856

		8,388,769

	Environmental Control - 1.2%
1,307,000	Clean Harbors, Inc. 4.88%, 07/15/2027(1)	1,385,564
975,000	Stericycle, Inc. 5.38%, 07/15/2024(1)	1,026,187
2,551,000	Tervita Corp. 7.63%, 12/01/2021(1)	2,015,290

		4,427,041

	Food - 3.0%
740,000	B&G Foods, Inc. 5.25%, 09/15/2027	786,650
	Kraft Heinz Foods Co.
920,000	3.75%, 04/01/2030(1)	997,050
1,215,000	4.25%, 03/01/2031(1)	1,341,156
	Post Holdings, Inc.
630,000	4.63%, 04/15/2030(1)	663,075
2,520,000	5.00%, 08/15/2026(1)	2,640,859
1,395,000	5.63%, 01/15/2028(1)	1,524,456
990,000	5.75%, 03/01/2027(1)	1,054,350
1,870,000	TreeHouse Foods, Inc. 4.88%, 03/15/2022	1,871,870

		10,879,466

	Food Service - 0.4%
	Aramark Services, Inc.
440,000	5.00%, 04/01/2025(1)	452,100
960,000	5.00%, 02/01/2028(1)	966,000

		1,418,100

	Gas - 0.7%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
924,000	5.50%, 05/20/2025	997,920
338,000	5.75%, 05/20/2027	370,110
1,128,000	5.88%, 08/20/2026	1,244,692

		2,612,722

	Healthcare-Products - 1.3%
1,740,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	1,838,310
1,610,000	Avantor, Inc. 6.00%, 10/01/2024(1)	1,694,525
1,030,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(1)	1,084,930

		4,617,765

	Healthcare-Services - 3.8%
265,000	Catalent Pharma Solutions, Inc. 5.00%, 07/15/2027(1)	281,992
1,010,000	Centene Corp. 3.38%, 02/15/2030	1,069,338
	CHS/Community Health Systems, Inc.
2,195,000	6.63%, 02/15/2025(1)	2,217,608
410,000	6.88%, 02/01/2022	315,700
1,680,000	8.13%, 06/30/2024(1)	1,064,734
	HCA, Inc.
2,460,000	3.50%, 09/01/2030	2,585,495
2,215,000	5.38%, 02/01/2025	2,497,412
1,070,000	5.38%, 09/01/2026	1,222,475
100,000	5.63%, 09/01/2028	119,250
1,135,000	5.88%, 05/01/2023	1,245,662
80,000	5.88%, 02/01/2029	97,400

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 836,000	7.50%, 11/15/2095	$1,024,100

		13,741,166

	Home Builders - 1.8%
305,000	Adams Homes, Inc. 7.50%, 02/15/2025(1)	298,900
1,295,000	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.63%, 01/15/2028(1)	1,304,712
420,000	KB Home 4.80%, 11/15/2029	436,800
	M/I Homes, Inc.
790,000	4.95%, 02/01/2028	811,725
1,020,000	5.63%, 08/01/2025	1,060,800
	Taylor Morrison Communities, Inc.
500,000	5.13%, 08/01/2030(1)	546,250
1,790,000	5.75%, 01/15/2028(1)	2,009,651

		6,468,838

	Household Products/Wares - 0.8%
EUR 1,855,000	Diamond (BC) B.V. 5.63%, 08/15/2025(2)	2,100,972
$ 675,000	Prestige Brands, Inc. 5.13%, 01/15/2028(1)	708,271

		2,809,243

	Insurance - 2.1%
	Acrisure LLC / Acrisure Finance, Inc.
2,335,000	7.00%, 11/15/2025(1)	2,358,607
943,000	8.13%, 02/15/2024(1)	1,001,937
875,000	10.13%, 08/01/2026(1)	966,875
	Genworth Holdings, Inc.
135,000	4.80%, 02/15/2024	118,800
1,260,000	4.90%, 08/15/2023	1,121,400
750,000	6.50%, 06/15/2034	618,750
505,000	7.20%, 02/15/2021	503,738
280,000	7.63%, 09/24/2021	280,700
430,000	NMI Holdings, Inc. 7.38%, 06/01/2025(1)	467,457

		7,438,264

	Internet - 0.6%
	Booking Holdings, Inc.
835,000	4.50%, 04/13/2027	985,970
1,065,000	4.63%, 04/13/2030	1,297,277

		2,283,247

	IT Services - 0.6%
	Presidio Holdings, Inc.
1,095,000	4.88%, 02/01/2027(1)	1,116,900
890,000	8.25%, 02/01/2028(1)	925,600

		2,042,500

	Leisure Time - 0.7%
	Carnival Corp.
875,000	10.50%, 02/01/2026(1)	905,625
1,555,000	11.50%, 04/01/2023(1)	1,691,062

		2,596,687

	Lodging - 3.1%
	Boyd Gaming Corp.
270,000	4.75%, 12/01/2027(1)	259,538
1,365,000	6.00%, 08/15/2026	1,375,756
625,000	6.38%, 04/01/2026	639,062
2,590,000	FelCor Lodging L.P. 6.00%, 06/01/2025	2,564,100
	Hilton Domestic Operating Co., Inc.
2,072,000	4.25%, 09/01/2024	2,092,720
500,000	5.38%, 05/01/2025(1)	522,750

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 530,000	Marriott International, Inc. 5.75%, 05/01/2025	$588,738
1,735,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	1,648,250
1,690,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025(1)	1,588,600

		11,279,514

	Media - 10.6%
	Altice Financing S.A.
2,700,000	5.00%, 01/15/2028(1)	2,771,685
1,350,000	7.50%, 05/15/2026(1)	1,451,588
	CCO Holdings LLC / CCO Holdings Capital Corp.
1,570,000	4.25%, 02/01/2031(1)	1,638,326
790,000	4.50%, 08/15/2030(1)	837,321
925,000	4.50%, 05/01/2032(1)	975,875
4,535,000	5.75%, 02/15/2026(1)	4,750,412
	CSC Holdings LLC
1,305,000	4.13%, 12/01/2030(1)	1,378,432
1,800,000	5.25%, 06/01/2024	1,980,000
770,000	5.50%, 04/15/2027(1)	825,825
1,970,000	6.50%, 02/01/2029(1)	2,255,650
	DISH DBS Corp.
965,000	5.00%, 03/15/2023	1,006,070
570,000	5.88%, 11/15/2024	594,339
2,000,000	6.75%, 06/01/2021	2,070,000
1,250,000	7.38%, 07/01/2028(1)	1,323,075
530,000	7.75%, 07/01/2026	597,628
	Gray Television, Inc.
1,520,000	5.13%, 10/15/2024(1)	1,561,481
400,000	5.88%, 07/15/2026(1)	413,848
925,000	Quebecor Media, Inc. 5.75%, 01/15/2023	1,008,528
	Sirius XM Radio, Inc.
695,000	4.63%, 07/15/2024(1)	731,835
1,470,000	5.50%, 07/01/2029(1)	1,637,213
200,000	Vertical Media GmbH Co. 7.63%, 07/15/2028(1)	212,500
830,000	Vertical U.S Newco, Inc. 5.25%, 07/15/2027(1)	879,800
990,000	Videotron Ltd. 5.00%, 07/15/2022	1,037,025
2,255,000	Virgin Media Secured Finance plc 4.50%, 08/15/2030(1)	2,412,624
959,000	WMG Acquisition Corp. 5.50%, 04/15/2026(1)	994,963
	Ziggo B.V.
365,000	4.88%, 01/15/2030(1)	387,922
2,093,000	5.50%, 01/15/2027(1)	2,208,115

		37,942,080

	Metal Fabricate/Hardware - 0.7%
300,000	Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(1)	309,000
	Novelis Corp.
980,000	4.75%, 01/30/2030(1)	1,022,404
1,190,000	5.88%, 09/30/2026(1)	1,269,623

		2,601,027

	Mining - 0.5%
1,740,000	Constellium SE 5.88%, 02/15/2026(1)	1,792,200

	Office/Business Equipment - 1.7%
2,950,000	CDW LLC / CDW Finance Corp. 4.13%, 05/01/2025	3,118,740
	Xerox Corp.

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 2,000,000	4.13%, 03/15/2023	$2,057,160
95,000	4.80%, 03/01/2035	89,300
755,000	6.75%, 12/15/2039	829,551

		6,094,751

	Oil & Gas - 6.7%
	Apache Corp.
1,900,000	4.38%, 10/15/2028	1,897,625
581,000	4.75%, 04/15/2043	553,403
689,000	5.10%, 09/01/2040	668,330
905,000	Centennial Resource Production LLC 5.38%, 01/15/2026(1)	404,988
1,164,000	Chesapeake Energy Corp. 11.50%, 01/01/2025(1)(6)	107,670
	Continental Resources, Inc.
2,270,000	4.38%, 01/15/2028	2,117,456
550,000	4.90%, 06/01/2044	473,688
1,845,000	EQT Corp. 3.90%, 10/01/2027	1,738,543
1,910,000	Foothills Resource, Inc. 11.50%, 04/01/2023	191
2,134,000	Jagged Peak Energy LLC 5.88%, 05/01/2026	2,176,680
1,385,000	Matador Resources Co. 5.88%, 09/15/2026	1,052,600
	Occidental Petroleum Corp.
1,155,000	3.00%, 02/15/2027	1,019,287
400,000	3.40%, 04/15/2026	362,000
3,836,000	4.20%, 03/15/2048	3,117,901
679,000	4.40%, 04/15/2046	553,181
	Parsley Energy LLC / Parsley Finance Corp.
386,000	4.13%, 02/15/2028(1)	380,210
163,000	5.38%, 01/15/2025(1)	167,841
	QEP Resources, Inc.
1,175,000	5.25%, 05/01/2023	819,563
560,000	5.63%, 03/01/2026	326,200
	SM Energy Co.
1,270,000	5.00%, 01/15/2024	698,500
575,000	5.63%, 06/01/2025	299,000
395,000	6.63%, 01/15/2027	194,538
1,410,000	Sunoco L.P. / Sunoco Finance Corp. 6.00%, 04/15/2027	1,487,550
3,885,000	Transocean, Inc. 6.80%, 03/15/2038	995,531
1,705,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(1)	959,062
	WPX Energy, Inc.
310,000	5.25%, 09/15/2024	319,579
280,000	5.75%, 06/01/2026	283,850
745,000	5.88%, 06/15/2028	763,163

		23,938,130

	Packaging & Containers - 5.1%
2,090,000	ARD Finance S.A. (6.50% Cash, 7.25% PIK) 6.50%, 06/30/2027(1)(5)	2,137,025
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
680,000	4.13%, 08/15/2026(1)	705,704
2,980,000	5.25%, 08/15/2027(1)	3,119,375
	Ball Corp.
EUR 1,075,000	0.88%, 03/15/2024	1,239,806
925,000	1.50%, 03/15/2027	1,066,178
	Berry Global, Inc.
$ 340,000	5.63%, 07/15/2027(1)	363,800
933,000	6.00%, 10/15/2022	937,665
1,200,000	Crown Americas LLC / Crown Americas Capital Corp. 4.75%, 02/01/2026	1,252,176
	Flex Acquisition Co., Inc.

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 2,170,000	6.88%, 01/15/2025(1)	$2,202,550
775,000	7.88%, 07/15/2026(1)	803,435
3,085,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	3,256,834
EUR 795,000	Silgan Holdings, Inc. 2.25%, 06/01/2028	920,082
$ 270,000	Trivium Packaging Finance B.V. 5.50%, 08/15/2026(1)	287,631

		18,292,261

	Pharmaceuticals - 3.5%
	Bausch Health Cos., Inc.
2,150,000	5.00%, 01/30/2028(1)	2,160,707
182,000	5.50%, 03/01/2023(1)	182,000
356,000	5.88%, 05/15/2023(1)	356,000
1,000,000	6.13%, 04/15/2025(1)	1,032,500
1,875,000	7.00%, 01/15/2028(1)	2,039,062
335,000	Catalent Pharma Solutions, Inc. 4.88%, 01/15/2026(1)	344,213
	Endo Dac / Endo Finance LLC / Endo Finco, Inc.
2,196,000	6.00%, 06/30/2028(1)	1,674,450
1,515,000	9.50%, 07/31/2027(1)	1,630,519
623,000	Par Pharmaceutical, Inc. 7.50%, 04/01/2027(1)	662,641
	Teva Pharmaceutical Finance Netherlands B.V.
1,260,000	3.15%, 10/01/2026	1,149,385
1,270,000	6.75%, 03/01/2028	1,409,700

		12,641,177

	Pipelines - 5.4%
1,890,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.75%, 01/15/2028(1)	1,611,414
	Buckeye Partners L.P.
640,000	4.13%, 03/01/2025(1)	643,200
655,000	4.50%, 03/01/2028(1)	651,725
1,745,000	Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/2027	1,972,860
738,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029	780,656
2,095,000	DCP Midstream Operating L.P. 5.38%, 07/15/2025	2,206,077
	EQM Midstream Partners L.P.
435,000	6.00%, 07/01/2025(1)	461,387
440,000	6.50%, 07/01/2027(1)	485,144
950,000	6.50%, 07/15/2048	946,409
	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp.
1,180,000	4.75%, 10/01/2023(1)	1,137,249
1,310,000	6.00%, 03/01/2027(1)	1,190,135
3,225,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.50%, 07/15/2027	3,450,750
	Western Midstream Operating L.P.
2,950,000	5.05%, 02/01/2030	2,987,258
925,000	6.25%, 02/01/2050	913,438

		19,437,702

	Real Estate Investment Trusts - 1.3%
2,610,000	Iron Mountain, Inc. 4.88%, 09/15/2029(1)	2,718,967
	VICI Properties L.P. / VICI Note Co., Inc.
195,000	3.50%, 02/15/2025(1)	197,438
130,000	3.75%, 02/15/2027(1)	130,975
780,000	4.25%, 12/01/2026(1)	803,400
655,000	4.63%, 12/01/2029(1)	686,309

		4,537,089

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Retail - 3.4%
	1011778 BC ULC / New Red Finance, Inc.
$ 225,000	3.88%, 01/15/2028(1)	$233,930
1,210,000	4.38%, 01/15/2028(1)	1,258,557
3,570,000	5.00%, 10/15/2025(1)	3,650,325
	Asbury Automotive Group, Inc.
104,000	4.50%, 03/01/2028(1)	106,639
107,000	4.75%, 03/01/2030(1)	109,675
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
820,000	4.75%, 06/01/2027(1)	876,498
1,000,000	5.25%, 06/01/2026(1)	1,049,700
910,000	Lithia Motors, Inc. 4.63%, 12/15/2027(1)	967,148
870,000	Party City Holdings, Inc. 6.63%, 08/01/2026(1)	200,100
610,000	PetSmart, Inc. 5.88%, 06/01/2025(1)	625,250
195,000	Staples, Inc. 7.50%, 04/15/2026(1)	171,074
2,360,000	United Rentals North America, Inc. 4.88%, 01/15/2028	2,534,050
435,000	Yum! Brands, Inc. 4.75%, 01/15/2030(1)	471,975

		12,254,921

	Semiconductors - 2.3%
1,775,000	Entegris, Inc. 4.63%, 02/10/2026(1)	1,844,438
1,090,000	Micron Technology, Inc. 4.98%, 02/06/2026	1,279,701
	Qorvo, Inc.
1,355,000	4.38%, 10/15/2029(1)	1,460,013
1,770,000	5.50%, 07/15/2026	1,899,723
	Sensata Technologies B.V.
1,005,000	5.00%, 10/01/2025(1)	1,085,400
770,000	5.63%, 11/01/2024(1)	839,300

		8,408,575

	Software - 3.5%
575,000	BY Crown Parent LLC / BY Bond Finance, Inc. 4.25%, 01/31/2026(1)	596,016
775,000	CDK Global, Inc. 5.25%, 05/15/2029(1)	848,664
1,150,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(1)	1,175,875
	IQVIA, Inc.
EUR 545,000	2.25%, 01/15/2028(1)	635,332
$ 885,000	5.00%, 05/15/2027(1)	944,461
2,175,000	MSCI, Inc. 4.00%, 11/15/2029(1)	2,338,125
1,210,000	Open Text Corp. 3.88%, 02/15/2028(1)	1,258,037
1,030,000	Open Text Holdings, Inc. 4.13%, 02/15/2030(1)	1,081,500
	PTC, Inc.
240,000	3.63%, 02/15/2025(1)	248,825
265,000	4.00%, 02/15/2028(1)	278,343
2,290,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	2,458,887
755,000	Western Digital Corp. 4.75%, 02/15/2026	820,209

		12,684,274

	Telecommunications - 3.5%
EUR 835,000	Altice France Holding S.A. 8.00%, 05/15/2027(1)	1,057,098
	Altice France S.A.

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 640,000	5.50%, 01/15/2028(1)	$672,800
2,330,000	7.38%, 05/01/2026(1)	2,485,294
2,215,000	8.13%, 02/01/2027(1)	2,472,604
1,250,000	Embarq Corp. 8.00%, 06/01/2036	1,465,000
	Frontier Communications Corp.
1,275,000	6.88%, 01/15/2025(6)	395,250
775,000	10.50%, 09/15/2022(6)	269,313
	Sprint Corp.
1,174,000	7.13%, 06/15/2024	1,369,530
10,000	7.63%, 02/15/2025	12,146
1,466,000	7.88%, 09/15/2023	1,700,560
550,000	Telecom Italia Capital S.A. 7.20%, 07/18/2036	722,425

		12,622,020

	Toys/Games/Hobbies - 0.7%
	Mattel, Inc.
695,000	5.88%, 12/15/2027(1)	754,207
1,640,000	6.75%, 12/31/2025(1)	1,756,555

		2,510,762

	Trucking & Leasing - 0.2%
	Avolon Holdings Funding Ltd.
440,000	3.95%, 07/01/2024(1)	400,445
180,000	4.38%, 05/01/2026(1)	159,248
200,000	Fly Leasing Ltd. 6.38%, 10/15/2021	185,500

		745,193

	Total Corporate Bonds (cost $308,049,183)	$316,005,337

Senior Floating Rate Interests - 1.5%(7)
	Auto Parts & Equipment - 0.3%
1,002,425	Panther BF Aggregator 2 3.67%, 04/30/2026, 3 mo. USD LIBOR + 3.500%	977,154

	Commercial Services - 0.8%
2,832,900	Dun & Bradstreet Corp. 3.92%, 02/06/2026, 1 mo. USD LIBOR + 3.750%	2,815,789

	Food - 0.0%
100,000	Froneri International Ltd. 5.91%, 01/31/2028, 1 mo. USD LIBOR + 5.750%	96,500

	Household Products - 0.1%
536,250	Diamond (BC) B.V. 3.26%, 09/06/2024, 3 mo. USD LIBOR + 3.000%	504,879

	Insurance - 0.3%
935,900	Hub International Ltd. 3.26%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	907,692

	Total Senior Floating Rate Interests (cost $5,375,107)	$5,302,014

Convertible Bonds - 3.3%
	Commercial Services - 0.3%
850,000	Square, Inc. 0.13%, 03/01/2025(1)	1,126,444

	Engineering & Construction - 0.4%
EUR 600,000	Cellnex Telecom S.A. 1.50%, 01/16/2026(2)	1,278,244

	Healthcare-Products - 0.5%
$ 687,000	Integra LifeSciences Holdings Corp. 0.50%, 08/15/2025(1)	638,025
1,325,000	NuVasive, Inc. 0.38%, 03/15/2025(1)	1,236,460

		1,874,485

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
	Media - 0.4%
$ 1,360,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)		$1,366,800

	Oil & Gas - 0.3%
1,025,000	Pioneer Natural Resources Co. 0.25%, 05/15/2025(1)		1,211,550

	Semiconductors - 0.3%
650,000	Microchip Technology, Inc. 2.25%, 02/15/2037		926,250

	Software - 1.1%
	Splunk, Inc.
350,000	1.13%, 09/15/2025		542,278
492,000	1.13%, 06/15/2027(1)		556,843
1,258,000	Western Digital Corp. 1.50%, 02/01/2024		1,215,294
1,270,000	Workday, Inc. 0.25%, 10/01/2022		1,707,684

			4,022,099

	Total Convertible Bonds (cost $10,938,794)		$11,805,872

Common Stocks - 0.2%
	Consumer Services - 0.1%
16,558	Caesars Entertainment, Inc.*		514,126

	Energy - 0.1%
104,555,002	KCA Deutag*(8)(9)(10)		285,749

	Total Common Stocks (cost $2,031,808)		$799,875

Escrows - 0.8%(11)
	Media - 0.8%
2,560,000	Nexstar Broadcasting, Inc.*(1)		2,739,968

	Total Escrows (cost $2,626,638)		$2,739,968

	Total Long-Term Investments (cost $329,021,530)		$336,653,066

Short-Term Investments - 3.6%
	Repurchase Agreements - 3.6%
13,049,550	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2020 at 0.070%, due on 08/03/2020 with a maturity value of $13,049,626; collateralized by U.S. Treasury Note at 1.375%, maturing 08/31/2026, with a market value of $13,310,591. 0.07%, 08/03/2020		13,049,550

	Total Short-Term Investments (cost $13,049,550)		$13,049,550

	Total Investments (cost $342,071,080)	97.3%	$349,702,616
	Other Assets and Liabilities	2.7%	9,553,189

	Total Net Assets	100.0%	$359,255,805

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $194,021,568, representing 54.0% of net assets.

(2)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $8,540,062, representing 2.4% of net assets.

(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(7)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2020.

(8)	Investment valued using significant unobservable inputs.
(9)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $285,749 or 0.1% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
03/2011	KCA Deutag	104,555,002	$ 1,416,930	$ 285,749
(10)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2020, the aggregate fair value of this security was $285,749, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(11)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2020

Reference Entity	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.34.V7	USD	6,862,000	5.00%	06/20/25	Quarterly	$(121,130)	$216,643	$337,773

Total centrally cleared credit default swap contracts						$(121,130)	$216,643	$337,773

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at July 31, 2020
Amount and Description of Currency to be Purchased	Amount and Description of Currency to be Sold	Counterparty	Settlement Date	Appreciation	Depreciation
8,299,542 USD	7,098,000 EUR	JPM	08/31/20	$—	$(67,017)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
JPM	JP Morgan Chase & Co.

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Index Abbreviations:
MSCI	Morgan Stanley Capital International

Other Abbreviations:
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
PIK	Payment-in-kind

The Hartford High Yield Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Corporate Bonds	$316,005,337	$—	$316,005,337	$—
Senior Floating Rate Interests	5,302,014	—	5,302,014	—
Convertible Bonds	11,805,872	—	11,805,872	—
Common Stocks
Consumer Services	514,126	514,126	—	—
Energy	285,749	—	—	285,749
Escrows	2,739,968	—	2,739,968	—
Short-Term Investments	13,049,550	—	13,049,550	—
Swaps - Credit Default(2)	337,773	—	337,773	—

Total	$350,040,389	$514,126	$349,240,514	$285,749

Liabilities
Foreign Currency Contracts(2)	$(67,017)	$—	$(67,017)	$—

Total	$(67,017)	$—	$(67,017)	$—

(1) For the period ended July 31, 2020, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended July 31, 2020 is not presented.

The Hartford Inflation Plus Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage-Backed Securities - 4.0%
	Asset-Backed - Automobile - 0.1%
$ 614,799	Hertz Vehicle Financing L.P. 3.71%, 03/25/2023(1)	$614,344

	Asset-Backed - Finance & Insurance - 0.3%
1,360,000	HSI Asset Securitization Corp. Trust 0.44%, 02/25/2036, 1 mo. USD LIBOR + 0.270%(2)	1,296,873
248,499	Pretium Mortgage Credit Partners LLC 3.72%, 02/27/2060(1)(3)	248,921

		1,545,794

	Asset-Backed - Home Equity - 0.1%
648,880	GSAA Home Equity Trust 5.99%, 06/25/2036(4)	267,879
709,926	Renaissance Home Equity Loan Trust 6.12%, 11/25/2036(3)	403,034

		670,913

	Commercial Mortgage - Backed Securities - 0.3%
1,398,179	Stanwich Mortgage Loan Trust 3.48%, 11/16/2024(1)(3)	1,384,323

	Other Asset Backed Securities - 1.0%
242,675	AASET Trust 3.35%, 01/16/2040(1)	217,196
283,000	CF Hippolyta LLC 1.99%, 07/15/2060(1)	286,064
1,363,274	Legacy Mortgage Asset Trust 4.00%, 01/25/2059(1)(3)	1,386,420
1,427,155	Vericrest Opportunity Loan Trust 3.35%, 08/25/2049(1)(3)	1,428,649
	VOLT LXXXIV LLC
356,929	3.23%, 01/25/2050(1)(3)	355,062
1,378,414	3.43%, 12/27/2049(1)(3)	1,376,038

		5,049,429

	Whole Loan Collateral CMO - 2.2%
372,542	Adjustable Rate Mortgage Trust 0.71%, 11/25/2035, 1 mo. USD LIBOR + 0.540%(2)	363,361
710,961	Banc of America Funding Trust 6.05%, 10/25/2036(3)	692,130
148,322	Bear Stearns Adjustable Rate Mortgage Trust 4.27%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	147,129
368,222	Chase Mortgage Finance Trust 3.79%, 12/25/2035(4)	350,105
	Connecticut Avenue Securities Trust
1,275,000	2.27%, 10/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	1,245,445
1,022,545	2.32%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(2)	1,000,785
1,009,592	2.47%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	994,597
346,394	Deutsche Alt-A Securities Mortgage Loan Trust 0.32%, 12/25/2036, 1 mo. USD LIBOR + 0.150%(2)	310,771
	Fannie Mae Connecticut Avenue Securities
938,182	3.17%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(2)	730,074
216,974	5.07%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	218,731
107,829	5.87%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(2)	112,395
85,907	6.17%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(2)	88,262
165,625	GreenPoint Mortgage Funding Trust 2.72%, 10/25/2045, 12 mo. USD MTA + 1.400%(2)	134,601
361,516	GSR Mortgage Loan Trust 3.23%, 10/25/2035(4)	267,187
439,236	HarborView Mortgage Loan Trust 0.38%, 01/19/2038, 1 mo. USD LIBOR + 0.190%(2)	390,026
1,888,972	IndyMac Index Mortgage Loan Trust 0.46%, 01/25/2036, 1 mo. USD LIBOR + 0.290%(2)	1,493,126
591,601	JP Morgan Mortgage Trust 3.79%, 01/25/2037(4)	535,096

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	MASTR Adjustable Rate Mortgages Trust
$ 943,663	0.41%, 05/25/2037, 1 mo. USD LIBOR + 0.240%(2)	$545,242
5,690	3.59%, 11/21/2034(4)	5,725
	Residential Funding Mortgage Securities, Inc.
132,898	4.27%, 02/25/2036(4)	117,960
274,481	6.00%, 07/25/2037	255,194
375,522	Structured Adjustable Rate Mortgage Loan Trust 3.69%, 06/25/2035(4)	318,154
396,841	WaMu Mortgage Pass-Through Certificates Trust 0.59%, 06/25/2044, 1 mo. USD LIBOR + 0.420%(2)	376,624
571,364	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 2.15%, 11/25/2046, 12 mo. USD MTA + 0.830%(2)	489,599

		11,182,319

	Total Asset & Commercial Mortgage-Backed Securities (cost $20,782,297)	$20,447,122

Corporate Bonds - 1.1%
	Aerospace/Defense - 0.5%
2,375,000	Boeing Co. 5.04%, 05/01/2027	2,571,662

	Machinery-Diversified - 0.0%
220,000	Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025	229,823

	Oil & Gas - 0.3%
90,000	Diamondback Energy, Inc. 4.75%, 05/31/2025	97,890
480,000	Matador Resources Co. 5.88%, 09/15/2026	364,800
930,000	PDC Energy, Inc. 6.13%, 09/15/2024	941,290

		1,403,980

	Pipelines - 0.3%
1,670,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.38%, 09/15/2024	1,514,924

	Total Corporate Bonds (cost $4,827,028)	$5,720,389

Foreign Government Obligations - 10.2%
	Argentina - 0.1%
ARS 23,234,934	Argentina Treasury Bond 1.20%, 03/18/2022(5)	321,130

	Azerbaijan - 0.2%
$ 1,170,000	Republic of Azerbaijan International Bond 4.75%, 03/18/2024(6)	1,260,214

	Brazil - 0.5%
BRL 13,050,008	Brazil Notas do Tesouro Nacional 6.00%, 08/15/2022(5)	2,790,577

	Colombia - 0.3%
COP 5,422,148,073	Colombian TES 4.75%, 02/23/2023(5)	1,568,051

	Germany - 2.6%
	Deutsche Bundesrepublik Inflation Linked Bond
EUR 7,255,573	0.10%, 04/15/2023(5)(6)	8,767,571
3,472,825	0.10%, 04/15/2026(5)(6)	4,422,860

		13,190,431

	Indonesia - 2.6%
	Indonesia Government International Bond
100,000	2.15%, 07/18/2024(6)	122,963
195,000	2.63%, 06/14/2023(6)	241,213
$ 270,000	3.38%, 04/15/2023(6)	283,713

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
IDR 176,829,000,000	Indonesia Treasury Bond 6.50%, 06/15/2025	$12,393,775

		13,041,664

	Japan - 1.3%
JPY 669,447,142	Japanese Government CPI Linked Bond 0.20%, 03/10/2030(5)	6,429,804

	Macedonia - 0.3%
EUR 1,085,000	North Macedonia Government International Bond 3.68%, 06/03/2026(1)	1,353,138

	Mexico - 0.3%
$ 1,360,000	Mexico Government International Bond 4.50%, 04/22/2029	1,525,920

	Romania - 0.4%
EUR 1,750,000	Romanian Government International Bond 3.62%, 05/26/2030(1)	2,278,901

	Russia - 1.4%
	Russian Federal Inflation Linked Bond - OFZ
RUB 245,461,416	2.50%, 08/16/2023(5)	3,338,632
291,324,407	2.50%, 02/02/2028(5)	3,878,536

		7,217,168

	South Africa - 0.2%
ZAR 22,565,611	South Africa Government Bond - CPI Linked 1.88%, 02/28/2033(5)	990,940

	Total Foreign Government Obligations (cost $51,659,565)	$51,967,938

Senior Floating Rate Interests - 6.7%(7)
	Advertising - 0.1%
$ 223,313	Clear Channel Outdoor Holdings, Inc. 3.76%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	198,190

	Aerospace/Defense - 0.1%
581,994	TransDigm, Inc. 2.41%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	$544,059

	Airlines - 0.1%
100,000	JetBlue Airways Corp. 6.25%, 06/12/2024, 1 mo. USD LIBOR + 5.250%	98,521
180,000	Mileage Plus Holdings LLC 6.25%, 06/25/2027, 1 mo. USD LIBOR + 5.250%	179,460
99,500	WestJet Airlines Ltd. 4.00%, 12/11/2026, 3 mo. USD LIBOR + 3.000%	72,815

		350,796

	Auto Manufacturers - 0.0%
102,375	Navistar, Inc. 3.69%, 11/06/2024, 3 mo. USD LIBOR + 3.500%	98,877

	Auto Parts & Equipment - 0.1%
208,648	Adient U.S. LLC 4.72%, 05/06/2024, 3 mo. USD LIBOR + 4.250%	205,084
187,240	Altra Industrial Motion Corp. 2.16%, 10/01/2025, 3 mo. USD LIBOR + 2.000%	181,155
198,874	Panther BF Aggregator 2 3.67%, 04/30/2026, 3 mo. USD LIBOR + 3.500%	193,861
130,000	Trico Group LLC 0.00%, 02/02/2024(8)	123,825

		703,925

	Beverages - 0.1%
EUR 490,000	Sunshine Investments B.V. 0.00%, 03/28/2025(8)	568,902

	Chemicals - 0.3%
$ 197,923	Axalta Coating Systems U.S. Holdings, Inc. 2.06%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	193,470

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 114,623	Cabot Microelectronics Corp. 2.19%, 11/17/2025, 1 mo. USD LIBOR + 2.000%	$113,477
EUR 97,643	CTC AcquiCo GmbH 2.50%, 03/07/2025, 3 mo. EURIBOR + 2.500%	107,973
$ 98,506	Element Solutions, Inc. 2.16%, 01/31/2026, 1 mo. USD LIBOR + 2.000%	95,632
301,583	Minerals Technologies, Inc. 3.00%, 02/14/2024, 3 mo. USD LIBOR + 2.250%	300,642
305,841	Tronox Finance LLC 2.91%, 09/23/2024, 3 mo. USD LIBOR + 2.750%	297,241
	Univar, Inc.
99,500	2.16%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	96,490
65,933	2.41%, 07/01/2024, 3 mo. USD LIBOR + 2.250%	64,614
137,550	WR Grace & Co. 2.06%, 04/03/2025, 3 mo. USD LIBOR + 1.750%	135,143

		1,404,682

	Commercial Services - 0.7%
200,000	Amentum Government Services Holdings LLC 4.16%, 02/01/2027, 1 mo. USD LIBOR + 4.000%	198,500
199,249	Belron Finance U.S. LLC 2.77%, 10/30/2026, 1 mo. USD LIBOR + 2.500%	194,932
196,492	Blackhawk Network Holdings, Inc. 3.16%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	182,492
199,491	BrightView Landscapes LLC 2.69%, 08/15/2025, 3 mo. USD LIBOR + 2.500%	195,003
100,000	Deerfield Dakota Holding LLC 4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	98,464
224,438	Dun & Bradstreet Corp. 3.92%, 02/06/2026, 1 mo. USD LIBOR + 3.750%	223,082
99,250	KAR Auction Services, Inc. 2.44%, 09/19/2026, 1 mo. USD LIBOR + 2.250%	95,528
138,726	Quikrete Holdings, Inc. 2.66%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	133,766
193,776	Russell Investments U.S. Inst’l Holdco, Inc. 3.82%, 06/01/2023, 3 mo. USD LIBOR + 2.750%	190,567
281,300	Tempo Acquisition LLC 2.91%, 05/01/2024, 1 mo. USD LIBOR + 2.750%	273,705
360,693	Trans Union LLC 1.91%, 11/16/2026, 1 mo. USD LIBOR + 1.750%	350,774
476,513	United Rentals, Inc. 1.91%, 10/31/2025, 3 mo. USD LIBOR + 1.750%	471,986
EUR 430,000	Verisure Holding AB 0.00%, 10/21/2022(8)	502,173
100,000	Vertical Midco GmbH 0.00%, 07/14/2027(8)	115,690
$ 295,441	Weight Watchers International, Inc. 5.50%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	292,043

		3,518,705

	Construction Materials - 0.1%
147,750	Brookfield WEC Holdings, Inc. 3.75%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	144,352
98,000	Hamilton Holdco LLC 2.31%, 01/02/2027, 1 mo. USD LIBOR + 2.000%	95,305

		239,657

	Distribution/Wholesale - 0.1%
484,340	American Builders & Contractors Supply Co., Inc. 2.16%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	469,509
199,490	Beacon Roofing Supply, Inc. 2.41%, 01/02/2025, 3 mo. USD LIBOR + 2.250%	193,328

		662,837

	Diversified Financial Services - 0.2%
193,500	AlixPartners, LLP 2.66%, 04/04/2024, 1 mo. USD LIBOR + 2.500%	189,146

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 105,571	Crown Finance U.S., Inc. 3.32%, 02/28/2025, 3 mo. USD LIBOR + 2.250%	$66,433
350,000	Delos Finance S.a.r.l. 2.06%, 10/06/2023, 3 mo. USD LIBOR + 1.750%	337,487
118,479	FinCo I LLC 2.16%, 12/27/2022, 3 mo. USD LIBOR + 2.000%	116,406
EUR 97,014	Nets Holding A/S 3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	110,035
$ 299,241	Refinitiv U.S. Holdings, Inc. 3.41%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	296,784
82,664	Victory Capital Holdings, Inc. 2.80%, 07/01/2026, 1 mo. USD LIBOR + 2.500%	81,080

		1,197,371

	Electrical Components & Equipment - 0.1%
670,000	Virgin Media Bristol LLC 2.68%, 01/31/2028, 1 mo. USD LIBOR + 2.500%	649,270

	Electronics - 0.0%
98,500	Resideo Funding, Inc. 2.56%, 10/24/2025, 1 mo. USD LIBOR + 2.250%	95,422

	Energy-Alternate Sources - 0.0%
181,282	BCP Renaissance Parent LLC 4.50%, 10/31/2024, 3 mo. USD LIBOR + 3.500%	163,004

	Engineering & Construction - 0.1%
218,250	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	198,699

	Entertainment - 0.0%
142,463	Wyndham Hotels & Resorts, Inc. 1.91%, 05/30/2025, 3 mo. USD LIBOR + 1.750%	135,488

	Environmental Control - 0.1%
293,930	Advanced Disposal Services, Inc. 3.00%, 11/10/2023, 3 mo. USD LIBOR + 2.250%	291,910
145,500	Clean Harbors, Inc. 1.91%, 06/28/2024, 3 mo. USD LIBOR + 1.750%	143,091

		435,001

	Food - 0.1%
99,250	B&G Foods, Inc. 2.66%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	97,761
160,000	Froneri International plc 2.41%, 01/29/2027, 1 mo. USD LIBOR + 2.250%	153,229
213,886	U.S. Foods, Inc. 3.07%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	201,053

		452,043

	Food Service - 0.1%
	Aramark Services, Inc.
218,266	1.91%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	207,080
99,750	1.91%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	94,451

		301,531

	Gas - 0.0%
98,750	Messer Industries USA, Inc. 2.81%, 03/01/2026, 3 mo. USD LIBOR + 2.500%	96,528

	Healthcare-Services - 0.3%
132,757	Gentiva Health Services, Inc. 3.44%, 07/02/2025, 1 mo. USD LIBOR + 3.250%	130,434
EUR 161,700	IQVIA, Inc. 2.00%, 06/11/2025, 3 mo. EURIBOR + 2.000%	186,903
$ 249,344	Jaguar Holding Co. 3.50%, 08/18/2022, 3 mo. USD LIBOR + 2.500%	248,182
277,248	MPH Acquisition Holdings LLC 3.75%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	272,684
249,422	Pathway Vet Alliance LLC 0.00%, 03/31/2027, 1 mo. USD LIBOR + 4.000%(8)	244,279

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 245,917	Universal Health Services, Inc. 1.91%, 10/31/2025, 3 mo. USD LIBOR + 1.750%	$244,072
248,750	Zelis Healthcare Corp. 4.91%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	247,952

		1,574,506

	Household Products - 0.0%
199,500	Reynolds Consumer Products LLC 1.91%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	195,354

	Insurance - 0.3%
124,688	Acrisure LLC 3.66%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	119,762
99,746	Alliant Holdings Intermediate LLC 2.91%, 05/09/2025, 1 mo. USD LIBOR + 2.750%	96,080
666,097	Asurion LLC 3.16%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	655,273
310,446	Hub International Ltd. 3.26%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	301,089
100,000	Ryan Specialty Group LLC 0.00%, 06/29/2027(8)	99,250
	Sedgwick Claims Management Services, Inc.
177,300	3.41%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	168,878
148,500	4.16%, 09/03/2026, 3 mo. USD LIBOR + 4.000%	144,761
100,000	5.25%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	98,667

		1,683,760

	IT Services - 0.1%
	Science Applications International Corp.
245,625	2.04%, 10/31/2025, 3 mo. USD LIBOR + 1.875%	241,275
134,158	2.41%, 03/12/2027, 1 mo. USD LIBOR + 2.250%	131,392

		372,667

	Leisure Time - 0.3%
	Caesars Resort Collection LLC
434,032	2.91%, 12/23/2024, 3 mo. USD LIBOR + 2.750%	398,659
245,000	4.69%, 07/21/2025, 1 mo. USD LIBOR + 4.500%	235,737
225,000	Carnival Corp. 8.50%, 06/30/2025, 1 mo. USD LIBOR + 7.500%	220,079
200,000	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	192,750
246,075	Golden Entertainment, Inc. 3.75%, 10/21/2024, 3 mo. USD LIBOR + 3.000%	223,621
397,741	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	378,227

		1,649,073

	Lodging - 0.1%
464,071	Boyd Gaming Corp. 2.36%, 09/15/2023, 3 mo. USD LIBOR + 2.250%	447,893
149,022	Station Casinos LLC 2.50%, 02/08/2027, 1 mo. USD LIBOR + 2.250%	137,224

		585,117

	Machinery-Construction & Mining - 0.0%
71,179	Pike Corp. 4.25%, 07/24/2026, 1 mo. USD LIBOR + 3.250%	70,478
105,000	Pro Mach Group, Inc. 0.00%, 03/07/2025(8)	99,750

		170,228

	Machinery-Diversified - 0.0%
$ 100,000	Gardner Denver, Inc. 2.92%, 03/01/2027, 1 mo. USD LIBOR + 2.750%	98,400

	Media - 0.6%
116,700	Altice Financing S.A. 2.92%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	112,032

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 195,745	AVSC Holding Corp. 4.25%, 03/03/2025, 3 mo. USD LIBOR + 3.250%	$139,413
387,900	Charter Communications Operating LLC 1.92%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	378,082
	CSC Holdings LLC
292,064	2.43%, 07/17/2025, 3 mo. USD LIBOR + 2.250%	281,661
187,150	2.43%, 01/15/2026, 3 mo. USD LIBOR + 2.250%	180,366
311,432	Gray Television, Inc. 2.67%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	303,083
222,626	ION Media Networks, Inc. 3.19%, 12/18/2024, 1 mo. USD LIBOR + 3.000%	215,600
100,000	MH Sub LLC 4.75%, 09/13/2024, 1 mo. USD LIBOR + 3.750%	99,083
98,737	MTN Infrastructure TopCo, Inc. 4.00%, 11/15/2024, 3 mo. USD LIBOR + 3.000%	96,104
199,470	NASCAR Holdings LLC 2.92%, 10/19/2026, 3 mo. USD LIBOR + 2.750%	194,677
158,503	Nexstar Broadcasting, Inc. 2.92%, 09/18/2026, 1 mo. USD LIBOR + 2.750%	154,046
99,750	Nielsen Finance LLC 4.75%, 06/04/2025, 1 mo. USD LIBOR + 3.750%	99,750
EUR 199,750	Nielsen Holding & Finance BV 3.75%, 06/04/2025, 3 mo. EURIBOR + 3.750%	232,001
$ 119,400	Terrier Media Buyer, Inc. 4.41%, 12/17/2026, 1 mo. USD LIBOR + 4.250%	116,223
440,000	Vertical Midco GmbH 0.00%, 07/01/2027(8)	433,585

		3,035,706

	Metal Fabricate/Hardware - 0.1%
245,000	Cardtronics USA, Inc. 5.00%, 06/25/2027, 1 mo. USD LIBOR + 4.000%	243,163
153,575	Circor International, Inc. 4.25%, 12/11/2024, 1 mo. USD LIBOR + 3.250%	149,256

		392,419

	Miscellaneous Manufacturing - 0.1%
135,329	H.B. Fuller Co. 2.19%, 10/20/2024, 3 mo. USD LIBOR + 2.000%	131,653
279,300	Ingersoll-Rand Services Co. 1.91%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	268,058
243,125	USI, Inc. 3.31%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	234,667

		634,378

	Oil & Gas - 0.0%
103,163	NorthRiver Midstream Finance L.P. 3.55%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	98,456

	Oil & Gas Services - 0.1%
99,750	Buckeye Partners L.P. 2.92%, 11/01/2026, 1 mo. USD LIBOR + 2.750%	97,350
99,000	Lower Cadence Holdings LLC 4.16%, 05/22/2026, 3 mo. USD LIBOR + 4.000%	87,162
376,200	UGI Energy Services LLC 3.91%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	370,715

		555,227

	Packaging & Containers - 0.2%
	Berry Global, Inc.
100,000	2.19%, 10/01/2022, 1 mo. USD LIBOR + 2.000%	98,025
198,000	2.19%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	191,710
145,628	Flex Acquisition Co., Inc. 4.00%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	140,921
688,535	Reynolds Group Holdings, Inc. 2.91%, 02/05/2023, 3 mo. USD LIBOR + 2.750%	673,787

		1,104,443

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Pharmaceuticals - 0.3%
	Bausch Health Cos., Inc.
$ 160,000	2.93%, 11/27/2025, 3 mo. USD LIBOR + 2.750%	$156,467
177,163	3.18%, 06/02/2025, 3 mo. USD LIBOR + 3.000%	174,091
98,750	Catalent Pharma Solutions, Inc. 3.25%, 05/18/2026, 3 mo. USD LIBOR + 2.250%	97,927
440,000	Elanco Animal Health, Inc. 0.00%, 02/04/2027, 1 mo. USD LIBOR + 1.750%(8)	428,450
358,900	Endo International PLC 5.00%, 04/29/2024, 3 mo. USD LIBOR + 4.250%	342,628
266,679	IQVIA, Inc. 1.91%, 03/07/2024, 1 mo. USD LIBOR + 1.750%	261,146
164,175	Sunshine Luxembourg S.a.r.l. 5.32%, 10/01/2026, 1 mo. USD LIBOR + 4.250%	163,252

		1,623,961

	Real Estate - 0.2%
EUR 290,000	Boels Topholding B.V. 0.00%, 02/05/2027, 1 mo. USD LIBOR + 4.000%(8)	329,650
$ 427,496	KFC Holding Co. 1.94%, 04/03/2025, 3 mo. USD LIBOR + 1.750%	413,068
419,545	VICI Properties LLC 1.93%, 12/20/2024, 1 mo. USD LIBOR + 1.750%	402,667

		1,145,385

	Retail - 0.3%
460,316	B.C. Unlimited Liability Co. 1.91%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	441,254
194,500	Bass Pro Group LLC 6.07%, 09/25/2024, 3 mo. USD LIBOR + 5.000%	193,193
274,273	Coty, Inc. 2.42%, 04/07/2025, 3 mo. USD LIBOR + 2.250%	235,532
307,307	Michaels Stores, Inc. 3.50%, 01/30/2023, 3 mo. USD LIBOR + 2.500%	292,326
123,100	PetSmart, Inc. 0.00%, 03/11/2022, 1 mo. USD LIBOR + 4.000%(8)	122,408
127,091	Staples, Inc. 5.69%, 04/16/2026, 3 mo. USD LIBOR + 5.000%	109,052

		1,393,765

	Semiconductors - 0.1%
94,938	Entegris, Inc. 2.16%, 11/06/2025, 3 mo. USD LIBOR + 2.000%	93,751
71,111	Microchip Technology, Inc. 2.17%, 05/29/2025, 3 mo. USD LIBOR + 2.000%	70,578
101,487	ON Semiconductor Corp. 2.16%, 09/19/2026, 1 mo. USD LIBOR + 2.000%	99,600

		263,929

	Software - 0.7%
152,385	Almonde, Inc. 4.50%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	140,745
486,679	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	475,456
136,077	Epicor Software Corp. 5.25%, 07/30/2027, 1 mo. USD LIBOR + 4.250%	135,845
500,000	EVO Payments International LLC 3.42%, 12/22/2023, 3 mo. USD LIBOR + 3.250%	486,875
217,427	Go Daddy Operating Co. LLC 1.91%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	211,991
17,882	MA FinanceCo. LLC 2.66%, 06/21/2024, 3 mo. USD LIBOR + 2.500%	16,779
197,468	Playtika Holding Corp. 7.07%, 12/10/2024, 1 mo. USD LIBOR + 6.000%	198,949
120,758	Seattle Spinco, Inc. 2.66%, 06/21/2024, 3 mo. USD LIBOR + 2.500%	113,311

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 394,169	SS&C Technologies Holdings Europe S.a.r.l. 1.91%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	$381,784
	Ultimate Software Group, Inc.
398,496	3.91%, 05/04/2026, 3 mo. USD LIBOR + 3.750%	394,304
270,000	4.75%, 05/04/2026, 1 mo. USD LIBOR + 4.000%	269,900
203,700	Verint Systems, Inc. 2.17%, 06/28/2024, 3 mo. USD LIBOR + 2.000%	202,172
475,370	WEX, Inc. 2.41%, 05/15/2026, 3 mo. USD LIBOR + 2.250%	458,309

		3,486,420

	Telecommunications - 0.4%
493,069	Altice France S.A. 3.86%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	481,152
147,511	Ciena Corp. 4.00%, 09/26/2025, 1 mo. USD LIBOR + 0.750%	146,035
100,000	LCPR Loan Financing LLC 5.18%, 10/15/2026, 1 mo. USD LIBOR + 5.000%	100,250
252,996	Level 3 Financing, Inc. 1.91%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	244,827
EUR 250,000	Masmovil Holdphone S.A. 2.63%, 05/07/2026, 3 mo. EURIBOR + 2.625%	292,188
$ 285,000	T-Mobile USA, Inc. 3.16%, 04/01/2027, 1 mo. USD LIBOR + 3.000%	285,915
225,000	Telenet Financing USD LLC 2.18%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	215,579

		1,765,946

	Transportation - 0.1%
498,750	Genesee & Wyoming, Inc. 2.31%, 12/30/2026, 1 mo. USD LIBOR + 2.000%	489,089

	Total Senior Floating Rate Interests (cost $34,958,329)	$34,333,216

U.S. Government Agencies - 11.4%
	Mortgage-Backed Agencies - 11.4%
	FHLMC - 1.0%
$ 1,127,401	2.22%, 04/25/2049, 1 mo. USD LIBOR + 2.050%(1)(2)	$1,081,268
1,011,736	2.22%, 07/25/2049, 1 mo. USD LIBOR + 2.050%(1)(2)	969,329
1,111,217	2.52%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(1)(2)	1,071,102
1,148,269	2.82%, 01/25/2049, 1 mo. USD LIBOR + 2.650%(1)(2)	1,116,582
935,438	4.42%, 11/25/2023, 1 mo. USD LIBOR + 4.250%(2)	692,861

		4,931,142

	FNMA – 0.15%
$ 796,899	2.57%, 04/25/2031, 1 mo. USD LIBOR + 2.400%(1)(2)	$784,656

	GNMA – 1.7%
$ 8,375,000	2.50%, 08/20/2050(9)	$8,848,711

	UMBS - 8.6%
$ 12,825,000	2.00%, 09/14/2050(9)	$13,266,227
12,825,000	2.00%, 10/14/2050(9)	13,239,707
16,500,000	2.50%, 08/13/2050(9)	17,335,312

		43,841,246

	Total U.S. Government Agencies (cost $58,508,579)	$58,405,755

U.S. Government Securities - 76.8%
	U.S. Treasury Securities - 76.8%
	U.S. Treasury Bonds - 1.2%
$ 909,764	1.00%, 02/15/2048(5)	$1,289,127
3,330,000	2.88%, 08/15/2045	4,573,547

		5,862,674

	U.S. Treasury Notes - 75.6%
59,443,828	0.13%, 04/15/2021(5)(10)(11)(12)	59,825,763
11,276,163	0.13%, 04/15/2025	12,002,139
58,894,378	0.13%, 07/15/2026(5)	63,725,464

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
$ 7,720,077	0.13%, 07/15/2030		$8,628,191
16,892,340	0.38%, 01/15/2027(5)		18,562,510
16,723,681	0.50%, 01/15/2028(5)(12)		18,719,159
116,706,811	0.63%, 01/15/2026(5)(12)		128,396,176
32,706,890	0.75%, 07/15/2028(5)		37,669,875
32,559,905	0.88%, 01/15/2029(5)		37,932,919
500,000	1.13%, 02/28/2022(11)		507,891
265,000	2.75%, 09/30/2020(12)		266,108

			386,236,195

	Total U.S. Government Securities (cost $365,050,415)		$392,098,869

	Total Long-Term Investments (cost $535,786,213)		$562,973,289

Short-Term Investments - 0.5%
	Repurchase Agreements - 0.5%
2,491,171	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2020 at 0.070%, due on 08/03/2020 with a maturity value of $2,491,186; collateralized by U.S. Treasury Note at 1.375%, maturing 08/31/2026, with a market value of $2,541,059.		2,491,171

	Total Short-Term Investments (cost $2,491,171)		$2,491,171

	Total Investments Excluding Purchased Options (cost $538,277,384)	110.7%	$565,464,460
	Total Purchased Options (cost $72,770)	0.0%	$438

	Total Investments (cost $538,350,154)	110.7%	$565,464,898
	Other Assets and Liabilities	(10.7)%	(54,548,248)

	Total Net Assets	100.0%	$510,916,650

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $19,192,820, representing 3.8% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2020. Base lending rates may be subject to a floor or cap.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(6)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $15,098,534, representing 3.0% of net assets.

(7)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2020.

(8)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

(9)	Represents or includes a TBA transaction.
(10)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2020, the market value of securities pledged was $1,610,280.
(11)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2020, the market value of securities pledged was $709,176.
(12)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of July 31, 2020, the market value of securities pledged was $1,039,634.

OTC Swaption Contracts Outstanding at July 31, 2020

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57 *	BOA	1.70%	Pay	11/23/20	USD	2,905,000	2,905,000	$438	$72,770	$(72,332)

Total purchased OTC swaption contracts								$438	$72,770	$(72,332)

*	Swaptions with forward premiums.

Futures Contracts Outstanding at July 31, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:

U.S. Treasury 2-Year Note Future	39	09/30/20	$8,618,391	$11,827
U.S. Treasury 10-Year Note Future	476	09/21/20	66,677,187	601,947

Total				$613,774

Short position contracts:
Euro-BUND Future	56	09/08/20	$11,710,149	$(100,691)
U.S. Treasury 5-Year Note Future	387	09/30/20	48,810,375	(333,214)
U.S. Treasury 10-Year Ultra Future	150	09/21/20	23,887,500	(254,821)
U.S. Treasury Ultra Long Term Bond Future	7	09/21/20	1,593,812	(76,263)

Total				$(764,989)

Total futures contracts				$(151,215)

OTC Credit Default Swap Contracts Outstanding at July 31, 2020

Reference Entity	Counter- party	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.34.V7	GSC	USD 11,336,400	5.00%	06/20/23	Quarterly	$—	$(387,237)	$204,670	$591,907

Total OTC credit default swap contracts						$—	$(387,237)	$204,670	$591,907

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

OTC Interest Rate Swap Contracts Outstanding at July 31, 2020

Counter- party	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
BCLY	2.00% Fixed	CPURNSA	USD	7,810,000	01/15/22	At Maturity	$—	$—	$(237,505)	$(237,505)
BCLY	2.29% Fixed	CPURNSA	USD	25,572,000	01/15/22	At Maturity	—	—	(959,178)	(959,178)
BOA	1.24% Fixed	CPURNSA	USD	6,050,000	01/15/29	At Maturity	—	—	189,443	189,443
BOA	2.12% Fixed	CPURNSA	USD	8,580,000	01/15/24	At Maturity	—	—	(368,382)	(368,382)
CBK	0.01% Fixed	CPURNSA	USD	46,000,000	04/15/21	Annual	—	—	451,510	451,510

Total OTC interest rate swap contracts							$—	$—	$(924,112)	$(924,112)

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2020

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
12 Mo. Federal Funds Rate	0.94% Fixed	USD	13,439,000	08/22/24	Annual	$—	$—	$(504,100)	$(504,100)
12 Mo. Federal Funds Rate	1.03% Fixed	USD	9,012,000	09/06/26	Annual	—	—	(518,766)	(518,766)
12 Mo. Federal Funds Rate	1.00% Fixed	USD	3,322,000	09/29/26	Annual	62,068	—	(186,609)	(248,677)
3 Mo. USD LIBOR	2.36% Fixed	USD	5,465,000	04/09/24	Semi-Annual	—	—	(475,511)	(475,511)
3 Mo. USD LIBOR	2.36% Fixed	USD	6,700,000	04/09/24	Semi-Annual	—	—	(583,236)	(583,236)
3 Mo. USD LIBOR	2.36% Fixed	USD	6,965,000	04/09/24	Semi-Annual	—	—	(607,280)	(607,280)
3 Mo. USD LIBOR	0.84% Fixed	USD	2,705,000	03/20/30	Semi-Annual	—	—	(90,028)	(90,028)

Total centrally cleared interest rate swap contracts						$62,068	$—	$(2,965,530)	$(3,027,598)

Bond Forward Contracts Outstanding at July 31, 2020

Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
BSI	U.S. Treasury Bonds, 0.13%, 04/15/2025	USD	24,687,304	08/29/20	$78,227
BSI	U.S. Treasury Bonds, 0.13%, 07/15/2026	USD	9,113,168	08/29/20	53,818
MSC	U.S. Treasury Bonds, 0.63%, 01/15/2026	USD	20,495,455	08/29/20	102,621

Total bond forward contracts					$234,666

Foreign Currency Contracts Outstanding at July 31, 2020
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
754,800,000	JPY	7,160,332	USD	JPM	08/31/20	$—	$ (27,438)
56,320,000	MXN	2,549,685	USD	CBK	08/31/20	—	(29,155)
24,560,000	NOK	2,698,116	USD	MSC	08/31/20	645	—
175,410,000	RUB	2,443,019	USD	GSC	08/31/20	—	(87,637)
2,784,863	USD	14,019,000	BRL	SCB	09/16/20	102,352	—
1,488,924	USD	5,620,240,000	COP	GSC	09/16/20	—	(11,262)
114,814	USD	99,000	EUR	BCLY	08/31/20	—	(1,879)
18,630,122	USD	15,933,000	EUR	JPM	08/31/20	—	(150,434)
9,433,971	USD	137,981,266,000	IDR	BCLY	08/31/20	11,692	—
6,422,480	USD	677,020,000	JPY	JPM	08/31/20	24,611	—
3,296,422	USD	228,953,000	RUB	JPM	09/16/20	227,676	—
1,393,759	USD	103,700,000	RUB	MSC	09/16/20	3,828	—
1,117,785	USD	19,012,000	ZAR	BNP	09/16/20	11,281	—
Total Foreign Currency Contracts						$382,085	$ (307,805)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SCB	Standard Chartered Bank

Currency Abbreviations:
ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
RUB	Russian Ruble
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CMBX.NA	Markit Commercial Mortgage Backed North American
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
MTA	Monthly Treasury Average Index

Other Abbreviations:
CMO	Collateralized Mortgage Obligation
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

The Hartford Inflation Plus Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage-Backed Securities	$20,447,122	$—	$20,447,122	$—
Corporate Bonds	5,720,389	—	5,720,389	—
Foreign Government Obligations	51,967,938	—	51,967,938	—
Senior Floating Rate Interests	34,333,216	—	34,333,216	—
U.S. Government Agencies	58,405,755	—	58,405,755	—
U.S. Government Securities	392,098,869	—	392,098,869	—
Short-Term Investments	2,491,171	—	2,491,171	—
Purchased Options	438	—	438	—
Bond Forward Contracts(2)	234,666	—	234,666	—
Foreign Currency Contracts(2)	382,085	—	382,085	—
Futures Contracts(2)	613,774	613,774	—	—
Swaps - Credit Default(2)	591,907	—	591,907	—
Swaps - Interest Rate(2)	640,953	—	640,953	—

Total	$567,928,283	$613,774	$567,314,509	$—

Liabilities
Foreign Currency Contracts(2)	$(307,805)	$—	$(307,805)	$—
Futures Contracts(2)	(764,989)	(764,989)	—	—
Swaps - Interest Rate(2)	(4,592,663)	—	(4,592,663)	—

Total	$(5,665,457)	$(764,989)	$(4,900,468)	$—

(1) For the period ended July 31, 2020, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford International Equity Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.9%
	Argentina - 0.3%
$ 1,941	MercadoLibre, Inc.*	$2,182,887
38,685	YPF S.A. ADR*	241,008

		2,423,895

	Australia - 1.3%
104,742	BHP Group Ltd.	2,757,736
54,832	Commonwealth Bank of Australia	2,789,569
359,030	Goodman Group REIT	4,365,301
333,050	Resolute Mining Ltd.*	318,261
252,627	Western Areas Ltd.	433,354

		10,664,221

	Austria - 0.1%
19,983	Erste Group Bank AG*	447,285
44,433	Zumtobel Group AG	338,688

		785,973

	Belgium - 0.7%
19,333	Ageas S.A.	723,751
70,941	AGFA-Gevaert N.V.*	287,605
25,419	bpost S.A.*	165,337
48,566	Groupe Bruxelles Lambert S.A.	4,212,642
26,306	Orange Belgium S.A.	440,458

		5,829,793

	Brazil - 2.4%
68,244	B2W Cia Digital*	1,560,969
78,100	B3 S.A. - Brasil Bolsa Balcao*	949,797
313,503	Itau Unibanco Holding S.A. ADR	1,598,865
387,168	Localiza Rent a Car S.A.	3,779,240
110,942	Magazine Luiza S.A.	1,716,485
73,127	Pagseguro Digital Ltd. Class A*	2,795,645
245,419	TOTVS S.A.	1,215,204
239,904	Vale S.A. ADR*	2,792,483
1,006,744	Via Varejo S.A.*	3,767,173

		20,175,861

	Canada - 5.3%
132,557	Advantage Oil & Gas Ltd.*	158,342
67,107	ARC Resources Ltd.	285,071
38,735	Bank of Montreal(1)	2,119,154
63,844	Bank of Nova Scotia	2,622,015
84,356	Barrick Gold Corp.	2,437,882
42,233	Cameco Corp.	429,440
79,090	Canadian National Railway Co.	7,725,660
52,908	CCL Industries, Inc. Class B	1,760,111
48,539	Centerra Gold, Inc.	608,798
49,176	CGI, Inc.*	3,512,388
28,246	Descartes Systems Group, Inc.*	1,590,228
42,962	Eldorado Gold Corp.*	540,892
55,364	IAMGOLD Corp.*	275,713
52,423	Intact Financial Corp.	5,723,498
79,576	Kinross Gold Corp.*	745,627
34,085	Northern Dynasty Minerals Ltd.*(1)	54,711
53,695	Royal Bank of Canada	3,704,071
134,406	Smart REIT	2,034,980
60,016	Toronto-Dominion Bank	2,655,678
32,346	Tourmaline Oil Corp.	328,906
190,052	Trican Well Service Ltd.*(1)	129,118
494,228	Tricon Residential, Inc.(1)	3,542,192
84,402	Uranium Participation Corp.*	309,391

		43,293,866

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Chile - 0.2%
$ 220,046	Empresas COPEC S.A.	$1,796,270

	China - 9.8%
1,329,505	361 Degrees International Ltd.	187,128
124,588	Alibaba Group Holding Ltd.*	3,909,078
56,180	Alibaba Group Holding Ltd. ADR*	14,102,304
492,987	AMVIG Holdings Ltd.	85,236
145,500	Anhui Conch Cement Co., Ltd. Class H	1,100,292
6,537,456	Bank of China Ltd. Class H	2,177,030
1,669,485	China BlueChemical Ltd. Class H	245,849
1,913,419	China Longyuan Power Group Corp. Ltd. Class H	1,370,729
904,104	China Machinery Engineering Corp. Class H	219,513
2,726,722	China Telecom Corp. Ltd. Class H	809,634
4,038,000	China Tower Corp. Ltd. Class H(2)	734,629
969,966	CSPC Pharmaceutical Group Ltd.	2,042,903
1,583,605	Daphne International Holdings Ltd.*	38,798
1,323,573	Dongfeng Motor Group Co., Ltd. Class H	947,522
75,500	ENN Energy Holdings Ltd.	915,192
282,169	Guangdong Tapai Group Co., Ltd. Class A	633,267
9,900	Hangzhou Tigermed Consulting Co., Ltd. Class H	129,024
4,317,398	Industrial & Commercial Bank of China Ltd. Class H	2,529,742
89,796	Jiangsu Hengrui Medicine Co., Ltd. Class A	1,215,260
111,420	Livzon Pharmaceutical Group, Inc. Class A	870,313
319,728	Luxshare Precision Industry Co., Ltd. Class A	2,698,461
117,416	Meituan Dianping Class B*	2,905,634
192,690	Midea Group Co., Ltd. Class A	1,979,091
262,155	Ping An Insurance Group Co., of China Ltd. Class H	2,766,055
45,175	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	2,247,694
270,026	Sunny Optical Technology Group Co., Ltd.	5,070,842
23,923	TAL Education Group ADR*	1,870,061
214,840	Tencent Holdings Ltd.	14,737,628
60,021	Trip.com Group Ltd. ADR*	1,632,571
316,800	Vatti Corp. Ltd. Class A	471,002
64,297	Will Semiconductor Ltd. Class A	1,907,485
121,564	Wuxi Biologics Cayman, Inc.*(2)	2,509,548
185,006	Yihai International Holding Ltd.*	2,269,730
249,510	Yonyou Network Technology Co., Ltd. Class A	1,680,925
24,872	Zai Lab Ltd. ADR*	1,893,008

		80,903,178

	Cyprus - 0.3%
106,400	TCS Group Holding plc GDR	2,676,827

	Denmark - 0.9%
1,061	AP Moller - Maersk A/S Class B	1,365,965
8,177	Ascendis Pharma A/S ADR*	1,125,237
38,011	D/S Norden A/S	573,951
2,084	Drilling Co.*	47,851
30,219	DSV Panalpina A/S	4,135,031

		7,248,035

	Finland - 0.2%
311,060	Nokia Oyj	1,493,126

	France - 9.1%
17,048	Accor S.A.*	429,139
45,958	Airbus SE*	3,363,942
26,466	Alstom S.A.*	1,474,768
153,075	AXA S.A.(1)	3,071,249
65,166	BNP Paribas S.A.*	2,629,041
59,837	Bureau Veritas S.A.*	1,316,402
30,532	Capgemini SE	3,959,829
125,542	Cie de Saint-Gobain*	4,644,431
27,912	Criteo S.A. ADR*	382,115
99,906	Danone S.A.	6,687,035
511	Dassault Aviation S.A.*	419,036
188,070	Elior Group S.A.(2)	1,041,579
212,271	Engie S.A.*	2,827,697

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 13,086	Imerys S.A.(1)	$484,845
11,873	L’Oreal S.A.	3,984,910
6,573	LVMH Moet Hennessy Louis Vuitton SE	2,858,224
35,547	Metropole Television S.A.*	429,300
274,517	Orange S.A.	3,217,581
24,137	Pernod Ricard S.A.	4,147,937
27,457	Quadient	405,940
21,505	Renault S.A.*	511,071
85,476	Rexel S.A.*	1,014,485
85,770	Schneider Electric SE	9,834,687
18,233	SCOR SE*	469,262
46,880	Societe Generale S.A.*	721,732
1,340	Sopra Steria Group*	200,094
93,298	Television Francaise 1 S.A.*	535,206
17,285	Thales S.A.	1,249,557
110,436	Total S.A.(1)	4,179,307
37,628	UBISOFT Entertainment S.A.*	3,142,782
11,553	Vicat S.A.	381,048
40,955	Vinci S.A.	3,524,795
13,199	Worldline S.A.*(2)	1,135,501

		74,674,527

	Germany - 4.5%
35,857	Allianz SE	7,439,405
27,724	Brenntag AG	1,710,931
94,442	CECONOMY AG*	336,577
33,784	Daimler AG	1,477,172
10,078	Hamburger Hafen und Logistik AG	174,059
154,548	Infineon Technologies AG	3,940,259
19,208	Merck KGaA	2,454,893
19,447	Metro AG	177,422
24,798	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,573,290
18,718	Rheinmetall AG	1,769,721
47,150	RWE AG	1,777,289
33,592	Salzgitter AG*	456,072
8,661	Volkswagen AG*	1,267,771
48,774	Vonovia SE	3,152,549
59,331	Zalando SE*(2)	4,283,118

		36,990,528

	Greece - 0.2%
117,080	Hellenic Telecommunications Organization S.A.	1,722,660

	Hong Kong - 3.3%
821,600	AIA Group Ltd.	7,408,317
146,316	China Mobile Ltd.	998,773
729,000	China Overseas Land & Investment Ltd.	2,221,377
1,657,269	China Unicom Hong Kong Ltd.	921,816
118,725	CK Asset Holdings Ltd.	659,241
111,306	Dah Sing Financial Holdings Ltd.	307,590
13,611,605	G-Resources Group Ltd.*	86,033
251,096	Galaxy Entertainment Group Ltd.	1,712,409
1,466,622	Hong Kong & China Gas Co., Ltd.	2,101,420
91,970	Hong Kong Exchanges & Clearing Ltd.	4,378,980
154,469	Link REIT	1,198,536
3,631,327	Pacific Basin Shipping Ltd.	445,876
420,663	PAX Global Technology Ltd.	195,883
1,235,733	Sands China Ltd.	4,711,620

		27,347,871

	Hungary - 0.1%
340,673	Magyar Telekom Telecommunications plc	429,439

	India - 0.8%
161,634	Canara Bank*	219,421
106,040	ICICI Bank Ltd.*	493,472
80,302	Kotak Mahindra Bank Ltd.	1,463,444
1,033,977	Nava Bharat Ventures Ltd.	637,361

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 59,467	NTPC Ltd.	$69,021
410,105	Oil & Natural Gas Corp. Ltd.	428,819
107,925	Reliance Industries Ltd.	2,984,729
125,796	Zee Entertainment Enterprises Ltd.	232,608

		6,528,875

	Indonesia - 0.3%
888,929	Bank Central Asia Tbk PT	1,904,061
630,150	Bank Mandiri Persero Tbk PT	250,453
2,081,250	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	141,730

		2,296,244

	Ireland - 1.6%
406,894	AIB Group plc*	510,296
289,585	Bank of Ireland Group plc*	601,639
318,985	Cairn Homes plc	327,056
62,504	CRH plc	2,275,678
58,760	Experian plc	2,052,493
289,193	Glenveagh Properties plc*(2)	238,455
707,659	Hibernia plc REIT	943,416
21,388	Linde plc*	5,205,341
43,529	Smurfit Kappa Group plc	1,470,545

		13,624,919

	Italy - 1.7%
43,210	Assicurazioni Generali S.p.A.	648,828
65,704	BPER Banca*(1)	166,788
347,270	Davide Campari-Milano N.V.(1)	3,505,819
141,180	Eni S.p.A.	1,257,604
20,208	Ferrari N.V.	3,613,487
78,563	Moncler S.p.A.*	3,037,392
157,071	Saipem S.p.A.	336,382
117,781	UniCredit S.p.A.*	1,080,987

		13,647,287

	Japan - 12.8%
17,570	Aisan Industry Co., Ltd.	73,167
94,893	Aozora Bank Ltd.	1,517,988
225,830	Astellas Pharma, Inc.	3,522,487
38,620	Avex, Inc.	309,647
3,580	Benesse Holdings, Inc.	93,367
23,400	Canon, Inc.	376,565
3,660	Cawachi Ltd.	110,022
17,385	Central Japan Railway Co.	2,108,965
60,990	Chiyoda Corp.*	145,995
15,207	Chubu Steel Plate Co., Ltd.	104,477
39,390	Chugai Pharmaceutical Co., Ltd.	1,778,429
156,690	Citizen Watch Co., Ltd.	427,085
6,840	CMIC Holdings Co., Ltd.	78,829
30,420	Cosel Co., Ltd.	235,144
60,030	Dai-ichi Life Holdings, Inc.	708,137
44,060	DeNA Co., Ltd.	497,034
74,789	East Japan Railway Co.	4,311,186
40,578	Eisai Co., Ltd.	3,274,911
12,100	Enplas Corp.	240,240
25,200	EPS Holdings, Inc.	216,851
33,560	Exedy Corp.	414,420
13,060	FANUC Corp.	2,203,524
29,415	Fuji Media Holdings, Inc.	259,114
4,355	Fujitsu Ltd.	583,113
62,080	Funai Electric Co., Ltd.*	285,968
10,135	Gendai Agency, Inc.	25,257
31,090	GMO Payment Gateway, Inc.	3,259,332
166,220	Gree, Inc.	685,214
95,260	Hino Motors Ltd.	549,300
30,190	Hisaka Works Ltd.	204,847
81,600	Honda Motor Co., Ltd.	1,989,396

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 40,400	Ichiyoshi Securities Co., Ltd.	$146,934
126,220	Inpex Corp.	720,465
62,142	Isuzu Motors Ltd.	506,861
13,790	Japan Petroleum Exploration Co., Ltd.	223,968
399,285	Japan Post Bank Co., Ltd.	2,978,809
42,420	Japan Steel Works Ltd.	604,663
66,420	JGC Holdings Corp.	672,041
27,910	JSR Corp.	608,586
25,405	Kao Corp.	1,842,980
118,000	KDDI Corp.	3,752,098
112,700	Kirin Holdings Co., Ltd.	2,171,579
39,240	Kyoei Steel Ltd.	466,561
31,780	Maxell Holdings Ltd.	273,072
3,510	Melco Holdings, Inc.	87,436
12,380	Miraial Co., Ltd.	119,789
148,420	Mitsubishi Estate Co., Ltd.	2,132,096
15,461	Mitsubishi Heavy Industries Ltd.	359,678
129,710	Mitsubishi Motors Corp.	255,593
903,629	Mitsubishi UFJ Financial Group, Inc.	3,386,185
57,290	Nakayama Steel Works Ltd.	181,498
20,030	Neturen Co., Ltd.	89,505
163,330	Nexon Co., Ltd.	4,196,244
80,700	NGK Insulators Ltd.	1,002,934
78,235	Nichicon Corp.	494,485
59,490	Nikon Corp.	415,920
32,430	Nippon Chemi-Con Corp.*	515,380
55,714	Nippon Television Holdings, Inc.	602,852
74,600	Nipro Corp.	798,757
51,810	Nishimatsuya Chain Co., Ltd.	522,545
469,901	Nissan Motor Co., Ltd.	1,607,326
14,230	Nitto Denko Corp.	806,563
60,100	NOK Corp.	654,680
147,005	Nomura Holdings, Inc.	691,831
206,905	NTT DOCOMO, Inc.	5,696,326
15,050	OKUMA Corp.	581,417
15,300	Pacific Metals Co., Ltd.	215,644
259,320	Resona Holdings, Inc.	850,121
23,890	Sanyo Shokai Ltd.	125,044
72,067	Secom Co., Ltd.	6,232,278
12,800	Shimamura Co., Ltd.	890,095
25,707	Shin-Etsu Chemical Co., Ltd.	3,008,714
61,570	Shiseido Co., Ltd.	3,430,445
66,430	SoftBank Group Corp.	4,189,944
52,948	Sumitomo Mitsui Financial Group, Inc.	1,410,875
32,720	Sumitomo Mitsui Trust Holdings, Inc.	840,056
35,940	Sumitomo Riko Co., Ltd.	168,189
26,100	Sysmex Corp.	2,007,001
141,844	T&D Holdings, Inc.	1,167,586
29,720	Tachi-S Co., Ltd.	236,873
49,240	Takeda Pharmaceutical Co., Ltd.	1,785,777
22,060	THK Co., Ltd.	519,739
94,730	Tochigi Bank Ltd.	138,993
44,060	Tokai Rika Co., Ltd.	551,077
19,540	Tokyo Seimitsu Co., Ltd.	624,424
90,700	Tokyo Steel Manufacturing Co., Ltd.	512,270
40,500	Toppan Forms Co., Ltd.	382,505
8,156	Toshiba Machine Co., Ltd.	152,813
46,120	Toyo Engineering Corp.*	133,092
108,875	Toyo Tire Corp.	1,448,638
18,060	Toyoda Gosei Co., Ltd.	354,129
34,980	Toyota Boshoku Corp.	409,211
35,430	TV Asahi Holdings Corp.	484,505
47,020	Unipres Corp.	351,991
34,200	Ushio, Inc.	402,162
47,950	Xebio Holdings Co., Ltd.	308,983
29,720	Yamato Kogyo Co., Ltd.	606,294

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 7,510	Yodogawa Steel Works Ltd.	$124,026
150,491	Z Holdings Corp.	800,271

		105,621,433

	Luxembourg - 0.1%
17,257	RTL Group S.A.*	569,392

	Malaysia - 1.0%
597,922	CIMB Group Holdings Bhd	507,405
897,158	Kuala Lumpur Kepong Bhd	4,936,487
791,884	Public Bank Bhd	3,178,455

		8,622,347

	Mexico - 0.4%
2,806,009	Alfa S.A.B. de C.V. Class A	1,523,100
570,064	Cemex S.A.B. de C.V. ADR	1,744,396

		3,267,496

	Monaco - 0.1%
19,847	Endeavour Mining Corp.*	534,755

	Netherlands - 4.2%
90,673	ABN Amro Bank N.V.(2)	753,112
2,743	Adyen N.V.*(2)	4,578,495
31,948	Akzo Nobel N.V.	3,010,282
4,012	Argenx SE ADR*	923,282
12,852	ASML Holding N.V.	4,569,370
39,451	Fugro N.V.*(1)	158,879
79,475	Heineken N.V.	7,699,114
180,841	ING Groep N.V.	1,260,983
103,735	Koninklijke Philips N.V.*	5,360,079
78,973	NN Group N.V.	2,890,578
275,747	PostNL N.V.	676,336
68,858	Royal Dutch Shell plc Class A	1,006,399
147,196	Royal Dutch Shell plc Class B	2,066,110

		34,953,019

	New Zealand - 0.5%
285,093	a2 Milk Co., Ltd.*	3,913,641

	Norway - 0.1%
25,648	Equinor ASA	384,544
300,952	Norsk Hydro ASA*	850,107

		1,234,651

	Russia - 1.5%
124,988	Gazprom PJSC ADR	604,208
34,252	LUKOIL PJSC ADR	2,323,497
39,101	Sberbank of Russia PJSC ADR	463,984
108,164	Surgutneftegas PJSC ADR	535,461
306,912	VEON Ltd.	518,681
51,905	X5 Retail Group N.V. GDR	1,947,992
101,813	Yandex N.V. Class A*	5,858,320

		12,252,143

	South Africa - 0.7%
58,702	Gold Fields Ltd.	776,281
96,519	Harmony Gold Mining Co., Ltd. ADR*	622,548
30,207	Impala Platinum Holdings Ltd.	269,658
74,499	MTN Group Ltd.	260,576
620,333	Nampak Ltd.*	42,611
197,966	Raubex Group Ltd.	293,004
254,086	Standard Bank Group Ltd.	1,615,966
923,631	Woolworths Holdings Ltd.	1,708,271

		5,588,915

	South Korea - 2.4%
79,268	DGB Financial Group, Inc.	343,493
19,242	DoubleUGames Co., Ltd.	1,231,054
30,092	Hankook Tire & Technology Co., Ltd.	658,975

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 31,714	KB Financial Group, Inc.	$938,584
22,739	KIWOOM Securities Co., Ltd.	1,836,379
46,141	KT Corp.	920,853
200,232	Samsung Electronics Co., Ltd.	9,786,107
32,499	Shinhan Financial Group Co., Ltd.	815,505
45,467	SK Hynix, Inc.	3,183,429
71,351	Tongyang Life Insurance Co., Ltd.	179,381

		19,893,760

	Spain - 3.2%
461,545	CaixaBank S.A.	992,805
115,031	Cellnex Telecom S.A.(2)	7,239,407
10,310	Iberdrola S.A.	132,615
742,288	Iberdrola S.A.	9,594,285
286,681	Industria de Diseno Textil S.A.	7,596,443
145,473	Prosegur Cia de Seguridad S.A.	386,579
601,022	Unicaja Banco S.A.*(2)	334,702

		26,276,836

	Sweden - 1.4%
269,531	Assa Abloy AB Class B	5,950,218
147,747	Qliro Group AB*	113,009
182,687	Sandvik AB*	3,414,151
9,281	Spotify Technology S.A.*	2,392,827

		11,870,205

	Switzerland - 8.5%
28,732	Adecco Group AG	1,357,698
21,236	Alcon, Inc.*	1,283,488
37,309	GAM Holding AG*	91,482
7,271	Geberit AG	4,012,986
3,892	Implenia AG	171,190
90,310	Julius Baer Group Ltd.*	3,964,599
18,289	Kuehne + Nagel International AG*	3,152,784
35,731	LafargeHolcim Ltd.*	1,690,449
6,249	Lonza Group AG	3,907,719
35,313	Nestle S.A.	4,199,482
141,202	Novartis AG	11,630,417
3,715	Partners Group Holding AG	3,598,747
21,376	Roche Holding AG	7,403,716
11,002	Schindler Holding AG	2,796,545
63,809	Swiss Prime Site AG	5,823,434
9,904	Swisscom AG	5,264,622
30,950	Temenos AG	4,573,862
426,029	UBS Group AG	5,018,953

		69,942,173

	Taiwan - 5.8%
1,059,252	Acer, Inc.*	731,755
2,208,911	Cathay Financial Holding Co., Ltd.	2,986,055
1,152,056	Chunghwa Telecom Co., Ltd.	4,305,387
1,440,699	Compal Electronics, Inc.	914,996
771,172	Formosa Chemicals & Fibre Corp.	1,774,210
1,014,208	Formosa Plastics Corp.	2,716,254
309,148	Foxconn Technology Co., Ltd.	572,741
314,000	Hon Hai Precision Industry Co., Ltd.	839,205
2,388,178	Innolux Corp.*	676,397
447,070	MediaTek, Inc.	10,675,162
1,517,925	Nan Ya Plastics Corp.	3,165,352
154,526	Realtek Semiconductor Corp.	1,971,469
1,134,440	Shin Kong Financial Holding Co., Ltd.*	329,667
464,879	Taiwan Semiconductor Manufacturing Co., Ltd.	6,765,662
101,959	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,043,546
176,674	TCI Co., Ltd.	1,707,018

		48,174,876

	Thailand - 0.5%
1,572,469	CP ALL PCL*	3,441,706

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 175,084	Kasikornbank PCL NVDR	$456,234
42,139	Kasikornbank PCL	110,456

		4,008,396

	Turkey - 0.1%
103,296	Anadolu Efes Biracilik Ve Malt Sanayii AS	286,131
62,596	Coca-Cola Icecek AS	402,582

		688,713

	United Kingdom - 8.8%
74,932	Anglo American plc	1,813,960
81,031	AstraZeneca plc	8,952,272
581,121	Aviva plc	1,998,506
411,878	Babcock International Group plc	1,551,661
322,673	BAE Systems plc	2,067,979
177,274	Beazley plc	965,686
454,006	BP plc	1,644,185
76,490	British Land Co. plc REIT	365,018
467,669	BT Group plc	600,931
616,358	Centrica plc	388,624
125,701	Compass Group plc	1,729,545
163,266	Diageo plc	5,974,004
12,402	Go-Ahead Group plc	101,591
117,820	Halfords Group plc	225,171
396,253	Hays plc	564,219
409,509	J Sainsbury plc	998,112
340,444	Kingfisher plc	1,075,833
51,701	Land Securities Group plc REIT	389,401
2,613,913	Lloyds Banking Group plc	890,587
230,981	Marks & Spencer Group plc	284,470
42,945	Mondi plc	760,671
615,023	National Grid plc	7,215,374
110,461	Pagegroup plc	505,752
121,595	Provident Financial plc	262,719
120,022	Prudential plc	1,715,205
50,316	Reckitt Benckiser Group plc	5,045,162
203,811	SIG plc	74,920
460,037	Smith & Nephew plc	9,079,962
196,911	Standard Chartered plc	984,529
71,770	SThree plc	238,625
57,826	Unilever N.V.	3,416,955
129,919	Unilever plc	7,736,024
23,094	Victrex plc	563,506
266,293	WPP plc	1,974,907

		72,156,066

	United States - 0.7%
727,000	Allstar Co.(3)(4)(5)	283,530
62,460	DraftKings, Inc.(4)(5)	2,038,070
8,264	EPAM Systems, Inc.*	2,397,221
5,907	JAND, Inc. Class A(3)(4)(5)	102,487
25,014	Ovintiv, Inc.(1)	242,026
16,188	Tory Burch LLC*(3)(4)(5)	616,110

		5,679,444

	Total Common Stocks (cost $740,721,594)	$789,801,656

Exchange-Traded Funds - 0.1%
	Other Investment Pools & Funds - 0.1%
8,477	iShares Core MSCI EAFE ETF	494,718

	Total Exchange-Traded Funds (cost $431,782)	$494,718

Escrows - 0.0%(6)
	United States - 0.0%
46,766	One Kings Lane, Inc.*(3)(4)(5)	7,483

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 28,813	Veracode, Inc.*(3)(4)(5)	$15,674

		23,157

	Total Escrows (cost $—)	$23,157

Convertible Preferred Stocks - 0.5%
	United States - 0.5%
5,648	Airbnb, Inc. Series E*(3)(4)(5)	428,401
135,133	Coupang LLC *(3)(4)(5)	1,095,929
243,469	Essence Group Holdings Corp. Series 3*(3)(4)(5)	584,325
13,926	Honest Co., Inc. Series C*(3)(4)(5)	486,714
13,190	JAND, Inc. Series D*(3)(4)(5)	235,837
38,688	Lookout, Inc. Series F*(3)(4)(5)	329,235
51,890	MarkLogic Corp. Series F*(3)(4)(5)	482,058
15,711	Rubicon Global Holdings LLC Series C*(3)(4)(5)	265,987
18,160	We Co. Series D1*(3)(4)(5)	142,193
15,935	We Co. Series D2*(3)(4)(5)	124,771

		4,175,450

	Total Convertible Preferred Stocks (cost $3,785,690)	$4,175,450

Warrants - 0.0%
	United States - 0.0%
438	DraftKings, Inc. Expires 04/23/25*(4)(5)	9,369

	Total Warrants (cost $—)	$9,369

Rights - 0.1%
	Brazil - 0.0%
4,523	B2W Cia Digital*	6,069

	Spain - 0.1%
115,031	Cellnex Telecom S.A.*	481,028

	Total Rights (cost $—)	$487,097

	Total Long-Term Investments (cost $744,939,066)	$794,991,447

Short-Term Investments - 2.5%
	Repurchase Agreements - 2.0%
16,752,324	Fixed Income Clearing Corp. Repurchase agreement dated 07/31/2020 at 0.070%, due on 08/03/2020 with a maturity value of $16,752,422; collateralized by U.S. Treasury Note 1.375%, maturing 04/30/2025, with a market value of $17,087,413	16,752,324

	Securities Lending Collateral - 0.5%
183,946	Citibank NA DDCA, 0.09%, 8/3/2020(7)	183,946
214,645	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(7)	214,645
3,280,337	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.13%(7)	3,280,337

		3,678,928

	Total Short-Term Investments (cost $20,431,252)	$20,431,252

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

		Market Value†
Total Investments (cost $765,370,318)	99.1%	$815,422,699
Other Assets and Liabilities	0.9%	7,436,440

Total Net Assets	100.0%	$822,859,139

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $22,848,546, representing 2.8% of net assets.

(3)	Investment valued using significant unobservable inputs.
(4)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $7,248,173 or 0.9% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
06/2015	Airbnb, Inc. Series E Convertible Preferred	5,648	$525,797	$428,401
08/2011	Allstar Co.	727,000	316,259	283,530
11/2014	Coupang LLC Convertible Preferred	135,133	420,685	1,095,929
12/2014	DraftKings, Inc.	62,460	256,475	2,038,070
4/2020	DraftKings, Inc. Warrants	438	—	9,369
05/2014	Essence Group Holdings Corp. Series 3 Convertible Preferred	243,469	384,997	584,325
08/2014	Honest Co., Inc. Series C Convertible Preferred	13,926	376,800	486,714
04/2015	JAND, Inc. Class A	5,907	67,844	102,487
04/2015	JAND, Inc. Series D Convertible Preferred	13,190	151,491	235,837
07/2014	Lookout, Inc. Series F Convertible Preferred	38,688	441,937	329,235
04/2015	MarkLogic Corp. Series F Convertible Preferred	51,890	602,661	482,058
08/2014	One Kings Lane, Inc.	46,766	—	7,483
09/2015	Rubicon Global Holdings LLC Series C Convertible Preferred	15,711	313,599	265,987
11/2013	Tory Burch LLC	16,188	1,268,749	616,110
04/2017	Veracode, Inc.	28,813	—	15,674
12/2014	We Co. Series D1 Convertible Preferred	18,160	302,385	142,193
12/2014	We Co. Series D2 Convertible Preferred	15,935	265,336	124,771

			$5,695,015	$7,248,173

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

(5)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2020, the aggregate fair value of these securities was $7,248,173, which represented 0.9% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(7)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
SPI 200 Future	122	09/17/20	$12,808,589	$(239,681)

Total futures contracts				$(239,681)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
SPI	Share Price Index

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

Hartford International Equity Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Argentina	$2,423,895	$2,423,895	$—	$—
Australia	10,664,221	—	10,664,221	—
Austria	785,973	—	785,973	—
Belgium	5,829,793	—	5,829,793	—
Brazil	20,175,861	20,175,861	—	—
Canada	43,293,866	43,293,866	—	—
Chile	1,796,270	1,796,270	—	—
China	80,903,178	19,712,204	61,190,974	—
Cyprus	2,676,827	—	2,676,827	—
Denmark	7,248,035	1,125,237	6,122,798	—
Finland	1,493,126	—	1,493,126	—
France	74,674,527	763,163	73,911,364	—
Germany	36,990,528	—	36,990,528	—
Greece	1,722,660	—	1,722,660	—
Hong Kong	27,347,871	—	27,347,871	—
Hungary	429,439	—	429,439	—
India	6,528,875	—	6,528,875	—
Indonesia	2,296,244	—	2,296,244	—
Ireland	13,624,919	145,108	13,479,811	—
Italy	13,647,287	—	13,647,287	—
Japan	105,621,433	—	105,621,433	—
Luxembourg	569,392	—	569,392	—
Malaysia	8,622,347	—	8,622,347	—
Mexico	3,267,496	3,267,496	—	—
Monaco	534,755	534,755	—	—
Netherlands	34,953,019	13,200,891	21,752,128	—
New Zealand	3,913,641	—	3,913,641	—
Norway	1,234,651	—	1,234,651	—
Russia	12,252,143	6,377,001	5,875,142	—
South Africa	5,588,915	915,552	4,673,363	—
South Korea	19,893,760	—	19,893,760	—
Spain	26,276,836	—	26,276,836	—
Sweden	11,870,205	2,392,827	9,477,378	—
Switzerland	69,942,173	—	69,942,173	—
Taiwan	48,174,876	8,043,546	40,131,330	—
Thailand	4,008,396	3,441,706	566,690	—
Turkey	688,713	—	688,713	—
United Kingdom	72,156,066	463,796	71,692,270	—
United States	5,679,444	2,639,247	2,038,070	1,002,127
Exchange-Traded Funds	494,718	494,718	—	—
Escrows	23,157	—	—	23,157
Convertible Preferred Stocks	4,175,450	—	—	4,175,450
Warrants	9,369	—	9,369	—
Rights	487,097	487,097	—	—
Short-Term Investments	20,431,252	3,678,928	16,752,324	—

Total	$815,422,699	$135,373,164	$674,848,801	$5,200,734

Liabilities
Futures Contracts(2)	$(239,681)	$(239,681)	$—	$—

Total	$(239,681)	$(239,681)	$—	$—

(1) For the period ended July 31, 2020, investments valued at $640,533 were transferred out of Level 3 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable input and there were no transfers in to Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended July 31, 2020 is not presented.

The Hartford International Growth Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.8%
	Australia - 0.8%
$ 247,703	Goodman Group REIT	$3,011,721

	Brazil - 0.7%
27,964	Pagseguro Digital Ltd. Class A*	1,069,064
27,721	XP, Inc. Class A*	1,289,026

		2,358,090

	Canada - 3.5%
86,627	Algonquin Power & Utilities Corp.	1,195,167
16,466	Canadian National Railway Co.	1,608,430
110,607	Dollarama, Inc.	4,044,594
41,064	Intact Financial Corp.	4,483,332
38,196	Magna International, Inc.	1,765,437

		13,096,960

	China - 16.4%
71,960	Alibaba Group Holding Ltd. ADR*	18,063,399
204,631	ANTA Sports Products Ltd.	1,942,559
1,839,400	China Longyuan Power Group Corp. Ltd. Class H	1,317,704
6,376,150	China Tower Corp. Ltd. Class H(1)	1,160,006
1,228,800	CSPC Pharmaceutical Group Ltd.	2,588,048
158,030	ENN Energy Holdings Ltd.	1,915,601
9,300	Hangzhou Tigermed Consulting Co., Ltd. Class H	121,205
50,349	Huazhu Group Ltd. ADR(2)	1,728,481
7,300	Kweichow Moutai Co., Ltd. Class A	1,755,706
10,465	New Oriental Education & Technology Group, Inc. ADR*	1,467,193
277,303	Ping An Insurance Group Co., of China Ltd. Class H	2,925,885
361,855	Shanghai International Airport Co., Ltd. Class A	3,520,016
133,648	Shenzhou International Group Holdings Ltd.	1,596,389
77,278	Sunny Optical Technology Group Co., Ltd.	1,451,210
25,720	TAL Education Group ADR*	2,010,532
243,622	Tencent Holdings Ltd.	16,712,020
45,341	WuXi AppTec Co., Ltd. Class H(1)	683,648

		60,959,602

	Denmark - 2.1%
33,104	DSV Panalpina A/S	4,529,802
50,558	Novo Nordisk A/S Class B	3,317,240

		7,847,042

	France - 10.8%
37,584	Accor S.A.*	946,080
19,606	Airbus SE*	1,435,081
88,108	AXA S.A.(2)	1,767,771
22,932	Capgemini SE	2,974,151
63,138	Cie de Saint-Gobain*	2,335,792
53,383	Edenred(2)	2,648,023
118,471	Engie S.A.*	1,578,172
4,143	Kering S.A.	2,347,780
15,683	L’Oreal S.A.	5,263,652
7,350	LVMH Moet Hennessy Louis Vuitton SE	3,196,097
9,252	Safran S.A.*	983,966
62,780	Schneider Electric SE	7,198,573
18,157	UBISOFT Entertainment S.A.*	1,516,517
69,626	Worldline S.A.*(1)(2)	5,989,879

		40,181,534

	Germany - 5.7%
12,018	adidas AG*	3,314,291
11,907	Beiersdorf AG	1,421,762
26,513	Brenntag AG	1,636,197
13,045	Deutsche Boerse AG	2,373,457
30,329	Fresenius SE & Co. KGaA*	1,513,226
232,913	Infineon Technologies AG	5,938,204

The Hartford International Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 11,435	LEG Immobilien AG*	$1,594,456
8,014	Volkswagen AG*	1,173,065
27,023	Zalando SE*(1)	1,950,796

		20,915,454

	Hong Kong - 3.1%
339,168	AIA Group Ltd.	3,058,257
71,500	Hong Kong Exchanges & Clearing Ltd.	3,404,339
123,174	Link REIT	955,716
679,587	Sands China Ltd.	2,591,139
148,783	Techtronic Industries Co., Ltd.	1,556,127

		11,565,578

	India - 0.3%
119,046	ICICI Bank Ltd. ADR*	1,117,842

	Indonesia - 0.5%
831,100	Bank Central Asia Tbk PT	1,780,193

	Ireland - 1.9%
55,985	Experian plc	1,955,562
11,247	ICON plc*	2,085,869
29,045	James Hardie Industries plc	599,469
30,184	Ryanair Holdings plc ADR*	2,263,800

		6,904,700

	Italy - 1.6%
161,301	Davide Campari-Milano N.V.(2)	1,628,393
17,642	Ferrari N.V.	3,179,673
29,947	Moncler S.p.A.*	1,157,807

		5,965,873

	Japan - 9.5%
29,600	Bandai Namco Holdings, Inc.	1,634,581
23,985	Eisai Co., Ltd.	1,935,747
12,509	GMO Payment Gateway, Inc.	1,311,386
29,100	Hoya Corp.	2,869,825
15,178	Keyence Corp.	6,400,362
89,100	Komatsu Ltd.	1,750,539
63,480	Mitsui Fudosan Co., Ltd. REIT	992,444
22,581	Murata Manufacturing Co., Ltd.	1,450,392
53,170	Nexon Co., Ltd.	1,366,034
42,600	Recruit Holdings Co., Ltd.	1,328,943
11,492	Shin-Etsu Chemical Co., Ltd.	1,345,009
5,860	SMC Corp.	3,079,717
65,355	SoftBank Group Corp.	4,122,140
16,219	Sony Corp.	1,260,135
48,705	Tokio Marine Holdings, Inc.	2,056,566
8,450	Tokyo Electron Ltd.	2,338,261

		35,242,081

	Netherlands - 5.3%
1,322	Adyen N.V.*(1)	2,206,624
54,811	AerCap Holdings N.V.*	1,476,060
10,190	ASM International N.V.	1,558,747
23,168	ASML Holding N.V.	8,237,096
19,400	Heineken N.V.	1,879,369
44,890	Koninklijke Philips N.V.*	2,319,506
23,255	Wolters Kluwer N.V.	1,831,512

		19,508,914

	New Zealand - 0.4%
113,416	a2 Milk Co., Ltd.*	1,556,929

	Russia - 0.5%
30,306	Yandex N.V. Class A*	1,743,807

	South Korea - 1.3%
101,013	Samsung Electronics Co., Ltd.	4,936,893

The Hartford International Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Spain - 3.2%
$ 138,631	Cellnex Telecom S.A.(1)	$8,724,659
123,546	Industria de Diseno Textil S.A.	3,273,709

		11,998,368

	Sweden - 4.0%
140,741	Alfa Laval AB*	3,333,904
72,036	Assa Abloy AB Class B	1,590,281
34,890	Atlas Copco AB Class A(2)	1,548,818
100,090	EQT AB(2)	2,366,199
68,484	Sandvik AB*	1,279,865
8,822	Spotify Technology S.A.*	2,274,488
32,648	Swedish Match AB	2,515,487

		14,909,042

	Switzerland - 11.4%
36,779	Alcon, Inc.*	2,222,896
68,225	Julius Baer Group Ltd.*	2,995,070
9,611	Kuehne + Nagel International AG*	1,656,810
23,410	Logitech International S.A.	1,707,721
2,637	Lonza Group AG	1,649,009
118,748	Nestle S.A.	14,121,714
80,855	Novartis AG	6,659,802
4,989	Partners Group Holding AG	4,832,880
14,466	Roche Holding AG	5,010,393
9,145	Temenos AG	1,351,469

		42,207,764

	Taiwan - 5.8%
307,000	Accton Technology Corp.	2,405,033
296,875	MediaTek, Inc.	7,088,797
819,214	Taiwan Semiconductor Manufacturing Co., Ltd.	11,922,511

		21,416,341

	United Kingdom - 8.6%
100,564	Anglo American plc	2,434,461
7,305	Aon plc Class A	1,499,132
87,612	AstraZeneca plc	9,679,338
244,169	BAE Systems plc	1,564,855
54,749	Diageo plc	2,003,300
432,851	Grainger plc	1,641,488
29,335	IHS Markit Ltd.	2,368,214
66,538	Intermediate Capital Group plc	1,164,683
19,060	Intertek Group plc	1,340,471
27,586	London Stock Exchange Group plc	3,047,118
133,380	Segro plc REIT	1,689,157
83,362	Smith & Nephew plc	1,645,354
32,554	Unilever N.V.	1,923,625

		32,001,196

	United States - 0.4%
6,996	Accenture plc Class A	1,572,561

	Total Common Stocks (cost $272,279,583)	$362,798,485

Exchange-Traded Funds - 0.4%
	Other Investment Pools & Funds - 0.4%
31,387	iShares MSCI ACWI ex U.S. ETF(2)	$1,411,787

	Total Exchange-Traded Funds (cost $1,222,690)	$1,411,787

Rights - 0.1%
	Spain - 0.1%
138,631	Cellnex Telecom S.A.*	579,717

	Total Rights (cost $—)	$579,717

The Hartford International Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
	Total Long-Term Investments (cost $273,502,273)		$364,789,989

Short-Term Investments - 2.9%
	Repurchase Agreements - 1.2%
4,552,846	Fixed Income Clearing Corp Repurchase Agreement dated 07/31/2020 at 0.070%, due on 08/03/2020 with a maturity value of $4,552,873; collateralized by U.S. Treasury Note at 2.625%, maturing 12/31/2025, with a market value of $4,644,015.		$4,552,846

	Securities Lending Collateral - 1.7%
306,420	Citibank NA DDCA, 0.09%, 8/3/2020(3)		306,420
357,557	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(3)		357,557
5,464,417	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.13%(3)		5,464,417

			6,128,394

	Total Short-Term Investments (cost $10,681,240)		$10,681,240

	Total Investments (cost $284,183,513)	101.2%	$375,471,229
	Other Assets and Liabilities	(1.2)%	(4,371,028)

	Total Net Assets	100.0%	$371,100,201

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $20,715,612, representing 5.6% of net assets.

(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

The Hartford International Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Australia	$3,011,721	$—	$3,011,721	$—
Brazil	2,358,090	2,358,090	—	—
Canada	13,096,960	13,096,960	—	—
China	60,959,602	23,390,810	37,568,792	—
Denmark	7,847,042	—	7,847,042	—
France	40,181,534	—	40,181,534	—
Germany	20,915,454	—	20,915,454	—
Hong Kong	11,565,578	—	11,565,578	—
India	1,117,842	1,117,842	—	—
Indonesia	1,780,193	—	1,780,193	—
Ireland	6,904,700	4,349,669	2,555,031	—
Italy	5,965,873	1,575,884	4,389,989	—
Japan	35,242,081	—	35,242,081	—
Netherlands	19,508,914	7,393,565	12,115,349	—
New Zealand	1,556,929	—	1,556,929	—
Russia	1,743,807	1,743,807	—	—
South Korea	4,936,893	—	4,936,893	—
Spain	11,998,368	—	11,998,368	—
Sweden	14,909,042	2,274,488	12,634,554	—
Switzerland	42,207,764	—	42,207,764	—
Taiwan	21,416,341	—	21,416,341	—
United Kingdom	32,001,196	3,867,346	28,133,850	—
United States	1,572,561	1,572,561	—	—
Exchange-Traded Funds	1,411,787	1,411,787	—	—
Rights	579,717	579,717	—	—
Short-Term Investments	10,681,240	6,128,394	4,552,846	—

Total	$375,471,229	$70,860,920	$304,610,309	$—

(1)	For the period ended July 31, 2020, there were no transfers in and out of Level 3.

The Hartford International Opportunities Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.3%
	Argentina - 1.2%
$ 39,496	MercadoLibre, Inc.*	$44,417,992

	Australia - 1.9%
1,816,348	Australia & New Zealand Banking Group Ltd.	23,068,876
1,184,913	Goodman Group REIT	14,406,879
8,877,265	Sydney Airport	33,248,338

		70,724,093

	Belgium - 1.2%
234,386	KBC Group N.V.	13,363,837
255,087	UCB S.A.	32,776,576

		46,140,413

	Brazil - 1.2%
3,118,424	Localiza Rent a Car S.A.	30,439,687
326,902	XP, Inc. Class A*	15,200,943

		45,640,630

	Canada - 4.8%
1,116,234	Alimentation Couche-Tard, Inc. Class B	38,792,559
1,401,925	Barrick Gold Corp.	40,515,522
1,423,855	Brookfield Asset Management, Inc. Class A	45,986,015
546,322	Canadian National Railway Co.	53,365,762

		178,659,858

	China - 16.6%
294,700	Alibaba Group Holding Ltd.*	9,246,518
523,886	Alibaba Group Holding Ltd. ADR*	131,505,864
540,600	Autobio Diagnostics Co., Ltd. Class A	12,603,405
886,300	China International Travel Service Corp. Ltd. Class A	30,883,900
3,618,084	ENN Energy Holdings Ltd.	43,857,525
3,283,497	Han’s Laser Technology Industry Group Co., Ltd. Class A	18,811,088
832,691	Hangzhou Tigermed Consulting Co., Ltd. Class A	12,847,672
329,900	Hangzhou Tigermed Consulting Co., Ltd. Class H	4,299,503
2,021,800	Hualan Biological Engineering, Inc. Class A	18,821,869
8,640,101	Kingdee International Software Group Co., Ltd.*	23,897,030
1,431,090	Meituan Dianping Class B*	35,414,456
251,635	New Oriental Education & Technology Group, Inc. ADR*	35,279,227
1,173,346	Shanghai International Airport Co., Ltd. Class A	11,413,956
575,600	Shenzhen Kangtai Biological Products Co., Ltd. Class A*	18,560,692
231,514	TAL Education Group ADR*	18,097,449
2,201,592	Tencent Holdings Ltd.	151,025,147
1,009,645	WuXi AppTec Co., Ltd. Class H(1)(2)	15,223,341
1,166,500	Wuxi Biologics Cayman, Inc.*(2)	24,081,042

		615,869,684

	Denmark - 3.0%
105,616	Ascendis Pharma A/S ADR*	14,533,818
288,225	DSV Panalpina A/S	39,439,403
67,326	Genmab A/S*	23,174,042
141,676	Orsted A/S(2)	20,192,365
113,711	Vestas Wind Systems A/S	14,576,040

		111,915,668

	France - 10.8%
734,141	Airbus SE*	53,736,180
1,792,625	AXA S.A.(1)	35,966,669
700,940	BNP Paribas S.A.*	28,278,553
775,832	Edenred	38,484,551
151,259	L’Oreal S.A.(1)	50,766,738
217,327	Safran S.A.*	23,113,102
292,879	Schneider Electric SE(1)	33,582,525
1,180,934	Total S.A.	44,690,909
370,523	Vinci S.A.(1)	31,889,087

The Hartford International Opportunities Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 672,372	Worldline S.A.*(2)	$57,843,719

		398,352,033

	Germany - 6.3%
214,578	adidas AG*	59,175,728
278,613	Allianz SE	57,805,026
2,823,825	Infineon Technologies AG	71,994,475
628,429	Zalando SE*(2)	45,366,423

		234,341,652

	Hong Kong - 2.5%
3,261,632	AIA Group Ltd.	29,409,936
1,986,415	Link REIT	15,412,739
4,491,735	Techtronic Industries Co., Ltd.	46,979,213

		91,801,888

	Ireland - 2.1%
1,180,417	CRH plc	42,630,042
1,054,990	Experian plc	36,850,914

		79,480,956

	Italy - 1.5%
300,490	Ferrari N.V.	53,732,014

	Japan - 12.8%
212,100	Daiichi Sankyo Co., Ltd.	18,767,999
201,420	Daikin Industries Ltd.	35,439,138
268,900	Eisai Co., Ltd.	21,701,993
1,290,200	KDDI Corp.	41,025,057
142,020	Keyence Corp.	59,887,962
854,135	Nexon Co., Ltd.	21,944,277
196,300	Oriental Land Co., Ltd.	23,682,147
1,286,170	Recruit Holdings Co., Ltd.	40,123,153
61,186	Shiseido Co., Ltd.	3,409,050
755,100	SoftBank Group Corp.	47,626,476
307,425	Sysmex Corp.	23,639,930
416,840	Terumo Corp.	15,769,495
1,318,244	Tokio Marine Holdings, Inc.	55,662,792
145,200	Tokyo Electron Ltd.	40,179,344
544,300	Unicharm Corp.	24,620,213

		473,479,026

	Netherlands - 2.0%
395,115	AerCap Holdings N.V.*	10,640,447
77,900	Argenx SE ADR*	17,927,127
129,538	ASML Holding N.V.	46,055,633

		74,623,207

	Russia - 0.8%
480,809	Yandex N.V. Class A*	27,665,750

	South Korea - 1.4%
1,077,539	Samsung Electronics Co., Ltd.	52,663,469

	Spain - 4.8%
16,053,310	CaixaBank S.A.	34,531,431
1,115,687	Cellnex Telecom S.A.(2)	70,215,091
128,343	Iberdrola S.A.	1,650,904
5,570,070	Iberdrola S.A.	71,994,749

		178,392,175

	Sweden - 1.5%
2,150,465	Sandvik AB*	40,189,024
61,335	Spotify Technology S.A.*	15,813,390

		56,002,414

	Switzerland - 6.2%
72,944	Lonza Group AG	45,614,439
462,936	Nestle S.A.	55,053,137
656,899	Novartis AG	54,106,948
27,242	Partners Group Holding AG	26,389,521

The Hartford International Opportunities Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 135,261	Roche Holding AG	$46,848,526

		228,012,571

	Taiwan - 3.0%
1,667,057	MediaTek, Inc.	39,806,077
4,897,044	Taiwan Semiconductor Manufacturing Co., Ltd.	71,269,607

		111,075,684

	United Arab Emirates - 0.2%
1,089,065	Network International Holdings plc*(2)	5,748,383

	United Kingdom - 12.3%
3,295,156	Anglo American plc	79,769,387
518,262	AstraZeneca plc	57,257,373
24,383,682	Barclays plc	31,613,354
512,301	Berkeley Group Holdings plc	29,724,137
1,414,718	Diageo plc	51,765,408
1,537,679	Intermediate Capital Group plc	26,915,570
372,465	London Stock Exchange Group plc	41,142,055
1,201,072	Rio Tinto plc	73,111,873
4,955,203	Segro plc REIT	62,753,900

		454,053,057

	United States - 0.2%
179,480	Royalty Pharma plc Class A*	7,726,614

	Total Common Stocks (cost $2,902,255,631)	$3,640,519,231

Rights - 0.1%
	Spain - 0.1%
997,194	Cellnex Telecom S.A.*	4,169,991

	Total Rights (cost $—)	$4,169,991

Exchange-Traded Funds - 0.0%
	Other Investment Pools & Funds - 0.0%
12,991	iShares MSCI ACWI ex U.S. ETF(1)	584,335

	Total Exchange-Traded Funds (cost $462,350)	$584,335

Preferred Stocks - 0.6%
	Brazil - 0.6%
3,791,800	Itau Unibanco Holding S.A. *	19,545,773

	Total Preferred Stocks (cost $18,342,044)	$19,545,773

	Total Long-Term Investments (cost $2,921,060,025)	$3,664,819,330

Short-Term Investments - 0.4%
	Repurchase Agreements - 0.4%
13,372,689	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2020 at 0.070%, due on 08/03/2020 with a maturity value of $13,372,767; collateralized by U.S. Treasury Note at 0.250%, maturing 07/31/2025, with a market value of $13,640,144.	13,372,689

	Securities Lending Collateral - 0.0%
54,887	Citibank NA DDCA, 0.09%, 8/3/2020(3)	54,887
64,047	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(3)	64,047
978,802	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.13%(3)	978,802

		1,097,736

	Total Short-Term Investments (cost $14,470,425)	$14,470,425

The Hartford International Opportunities Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

		Market Value†
Total Investments (cost $2,935,530,450)	99.4%	$3,679,289,755
Other Assets and Liabilities	0.6%	23,643,054

Total Net Assets	100.0%	$3,702,932,809

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $238,670,364, representing 6.4% of net assets.

(3)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
USD	United States Dollar

Other Abbreviations:
ACWI	All Country World Index
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust

The Hartford International Opportunities Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Argentina	$44,417,992	$44,417,992	$—	$—
Australia	70,724,093	—	70,724,093	—
Belgium	46,140,413	—	46,140,413	—
Brazil	45,640,630	45,640,630	—	—
Canada	178,659,858	178,659,858	—	—
China	615,869,684	189,182,043	426,687,641	—
Denmark	111,915,668	34,726,183	77,189,485	—
France	398,352,033	—	398,352,033	—
Germany	234,341,652	—	234,341,652	—
Hong Kong	91,801,888	—	91,801,888	—
Ireland	79,480,956	—	79,480,956	—
Italy	53,732,014	—	53,732,014	—
Japan	473,479,026	—	473,479,026	—
Netherlands	74,623,207	28,567,574	46,055,633	—
Russia	27,665,750	27,665,750	—	—
South Korea	52,663,469	—	52,663,469	—
Spain	178,392,175	—	178,392,175	—
Sweden	56,002,414	15,813,390	40,189,024	—
Switzerland	228,012,571	—	228,012,571	—
Taiwan	111,075,684	—	111,075,684	—
United Arab Emirates	5,748,383	—	5,748,383	—
United Kingdom	454,053,057	—	454,053,057	—
United States	7,726,614	7,726,614	—	—
Rights	4,169,991	4,169,991	—	—
Exchange-Traded Funds	584,335	584,335	—	—
Preferred Stocks	19,545,773	19,545,773	—	—
Short-Term Investments	14,470,425	1,097,736	13,372,689	—

Total	$3,679,289,755	$597,797,869	$3,081,491,886	$—

(1) For the period ended July 31, 2020, there were no transfers in and out of Level 3.

The Hartford International Value Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks—96.7%
	Argentina - 0.2%
$ 395,112	YPF S.A. ADR*	$2,461,548

	Australia - 0.6%
3,401,547	Resolute Mining Ltd.*	3,250,501
2,606,674	Western Areas Ltd.	4,471,465

		7,721,966

	Austria - 0.6%
205,779	Erste Group Bank AG*	4,606,001
477,195	Zumtobel Group AG	3,637,393

		8,243,394

	Belgium - 1.3%
198,517	Ageas S.A.	7,431,693
728,035	AGFA-Gevaert N.V.*	2,951,562
255,061	bpost S.A.*	1,659,029
265,838	Orange Belgium S.A.	4,451,091

		16,493,375

	Canada - 4.4%
1,361,084	Advantage Oil & Gas Ltd.*	1,625,842
730,553	ARC Resources Ltd.	3,103,398
552,013	Barrick Gold Corp.	15,953,132
431,346	Cameco Corp.	4,386,078
503,858	Centerra Gold, Inc.	6,319,620
437,577	Eldorado Gold Corp.*	5,509,094
578,520	IAMGOLD Corp.*(1)	2,881,030
819,069	Kinross Gold Corp.*	7,674,676
354,099	Northern Dynasty Minerals Ltd.*	568,377
337,119	Tourmaline Oil Corp.	3,427,945
1,941,254	Trican Well Service Ltd.*	1,318,856
850,833	Uranium Participation Corp.*	3,118,885

		55,886,933

	China - 2.0%
13,643,732	361 Degrees International Ltd.	1,920,361
4,872,762	AMVIG Holdings Ltd.	842,483
16,876,704	China BlueChemical Ltd. Class H	2,485,274
9,223,713	China Machinery Engineering Corp. Class H	2,239,481
27,818,834	China Telecom Corp. Ltd. Class H	8,260,126
16,090,580	Daphne International Holdings Ltd.*	394,216
13,626,541	Dongfeng Motor Group Co., Ltd. Class H	9,754,997

		25,896,938

	Denmark - 1.6%
10,995	AP Moller - Maersk A/S Class B	14,155,315
388,187	D/S Norden A/S	5,861,465
21,222	Drilling Co.*	487,282

		20,504,062

	Finland - 1.2%
3,180,317	Nokia Oyj	15,265,909

	France - 11.5%
523,748	AXA S.A.	10,508,317
359,957	BNP Paribas S.A.*	14,522,018
552,199	Cie de Saint-Gobain*	20,428,621
287,410	Criteo S.A. ADR*	3,934,643
5,320	Dassault Aviation S.A.*	4,362,562
1,084,982	Engie S.A.*	14,453,224
139,367	Imerys S.A.	5,163,643
362,996	Metropole Television S.A.*	4,383,890
280,347	Quadient	4,144,812
219,322	Renault S.A.*	5,212,239
883,684	Rexel S.A.*	10,488,144
188,951	SCOR SE*	4,863,027

The Hartford International Value Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 489,117	Societe Generale S.A.*	$7,530,111
13,523	Sopra Steria Group*	2,019,308
960,725	Television Francaise 1 S.A.*	5,511,220
625,663	Total S.A.	23,677,401
116,697	Vicat S.A.	3,848,972

		145,052,152

	Germany - 2.1%
964,492	CECONOMY AG*	3,437,303
347,564	Daimler AG	15,196,893
103,114	Hamburger Hafen und Logistik AG	1,780,895
208,172	Metro AG	1,899,233
351,506	Salzgitter AG*	4,772,330

		27,086,654

	Greece - 0.5%
434,518	Hellenic Telecommunications Organization S.A.	6,393,294

	Hong Kong - 3.0%
1,496,904	China Mobile Ltd.	10,218,069
16,973,268	China Unicom Hong Kong Ltd.	9,440,974
1,221,640	CK Asset Holdings Ltd.	6,783,362
1,147,563	Dah Sing Financial Holdings Ltd.	3,171,246
135,352,472	G-Resources Group Ltd.*	855,499
37,593,276	Pacific Basin Shipping Ltd.	4,615,927
5,242,306	PAX Global Technology Ltd.	2,441,097

		37,526,174

	Hungary - 0.3%
3,443,273	Magyar Telekom Telecommunications plc	4,340,459

	India - 0.8%
1,650,836	Canara Bank*	2,241,035
621,372	NTPC Ltd.	721,198
4,284,206	Oil & Natural Gas Corp. Ltd.	4,479,702
1,283,913	Zee Entertainment Enterprises Ltd.	2,374,072

		9,816,007

	Indonesia - 0.3%
6,489,715	Bank Mandiri Persero Tbk PT	2,579,336
21,872,467	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,489,485

		4,068,821

	Ireland - 0.9%
4,302,419	AIB Group plc*	5,395,767
3,017,579	Bank of Ireland Group plc*	6,269,290

		11,665,057

	Italy - 2.8%
441,764	Assicurazioni Generali S.p.A.	6,633,393
677,223	BPER Banca*	1,719,112
1,450,521	Eni S.p.A.	12,920,961
1,604,190	Saipem S.p.A.	3,435,524
1,229,465	UniCredit S.p.A.*	11,283,955

		35,992,945

	Japan - 30.2%
180,369	Aisan Industry Co., Ltd.	751,112
394,291	Avex, Inc.	3,161,338
36,493	Benesse Holdings, Inc.	951,740
244,447	Canon, Inc.	3,933,767
38,213	Cawachi Ltd.	1,148,711
617,400	Chiyoda Corp.*	1,477,900
147,636	Chubu Steel Plate Co., Ltd.	1,014,303
1,644,667	Citizen Watch Co., Ltd.	4,482,813
70,898	CMIC Holdings Co., Ltd.	817,083
312,254	Cosel Co., Ltd.	2,413,694
618,173	Dai-ichi Life Holdings, Inc.	7,292,211
456,023	DeNA Co., Ltd.	5,144,329
76,410	Eisai Co., Ltd.	6,166,788

The Hartford International Value Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 123,956	Enplas Corp.	$2,461,086
262,530	EPS Holdings, Inc.	2,259,121
357,329	Exedy Corp.	4,412,523
299,684	Fuji Media Holdings, Inc.	2,639,887
45,052	Fujitsu Ltd.	6,032,245
631,556	Funai Electric Co., Ltd.*	2,909,227
98,394	Gendai Agency, Inc.	245,208
1,697,540	Gree, Inc.	6,997,822
986,226	Hino Motors Ltd.	5,686,894
315,122	Hisaka Works Ltd.	2,138,188
816,764	Honda Motor Co., Ltd.	19,912,587
412,386	Ichiyoshi Securities Co., Ltd.	1,499,843
1,267,997	Inpex Corp.	7,237,743
660,158	Isuzu Motors Ltd.	5,384,579
125,269	Japan Petroleum Exploration Co., Ltd.	2,034,534
477,548	Japan Steel Works Ltd.	6,807,064
698,697	JGC Holdings Corp.	7,069,456
289,091	JSR Corp.	6,303,719
403,911	Kyoei Steel Ltd.	4,802,477
352,773	Maxell Holdings Ltd.	3,031,233
31,347	Melco Holdings, Inc.	780,875
124,893	Miraial Co., Ltd.	1,208,465
511,721	Mitsubishi Estate Co., Ltd.	7,351,019
159,859	Mitsubishi Heavy Industries Ltd.	3,718,893
1,335,593	Mitsubishi Motors Corp.	2,631,784
4,149,867	Mitsubishi UFJ Financial Group, Inc.	15,550,871
598,667	Nakayama Steel Works Ltd.	1,896,609
203,023	Neturen Co., Ltd.	907,222
799,358	Nichicon Corp.	5,052,345
622,390	Nikon Corp.	4,351,390
346,585	Nippon Chemi-Con Corp.*	5,507,950
568,665	Nippon Television Holdings, Inc.	6,153,231
547,399	Nishimatsuya Chain Co., Ltd.	5,520,955
1,611,054	Nissan Motor Co., Ltd.	5,510,712
146,006	Nitto Denko Corp.	8,275,685
602,856	NOK Corp.	6,567,021
1,514,080	Nomura Holdings, Inc.	7,125,521
155,669	OKUMA Corp.	6,013,858
157,002	Pacific Metals Co., Ltd.	2,212,848
2,667,713	Resona Holdings, Inc.	8,745,487
246,611	Sanyo Shokai Ltd.	1,290,804
130,545	Shimamura Co., Ltd.	9,077,922
531,076	Sumitomo Mitsui Financial Group, Inc.	14,151,282
338,631	Sumitomo Mitsui Trust Holdings, Inc.	8,694,045
370,999	Sumitomo Riko Co., Ltd.	1,736,168
1,471,325	T&D Holdings, Inc.	12,111,185
308,263	Tachi-S Co., Ltd.	2,456,899
493,146	Takeda Pharmaceutical Co., Ltd.	17,884,830
234,276	THK Co., Ltd.	5,519,602
1,000,081	Tochigi Bank Ltd.	1,467,376
469,371	Tokai Rika Co., Ltd.	5,870,623
199,709	Tokyo Seimitsu Co., Ltd.	6,381,941
925,802	Tokyo Steel Manufacturing Co., Ltd.	5,228,894
421,078	Toppan Forms Co., Ltd.	3,976,897
83,770	Toshiba Machine Co., Ltd.	1,569,541
471,520	Toyo Engineering Corp.*	1,360,704
185,744	Toyoda Gosei Co., Ltd.	3,642,161
358,553	Toyota Boshoku Corp.	4,194,503
370,669	TV Asahi Holdings Corp.	5,068,897
482,696	Unipres Corp.	3,613,451
350,624	Ushio, Inc.	4,123,030
483,876	Xebio Holdings Co., Ltd.	3,118,026
302,421	Yamato Kogyo Co., Ltd.	6,169,447
74,150	Yodogawa Steel Works Ltd.	1,224,568

The Hartford International Value Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,536,119	Z Holdings Corp.	$8,168,671

		381,805,433

	Luxembourg - 0.5%
179,333	RTL Group S.A.*	5,917,066

	Malaysia - 0.4%
6,156,407	CIMB Group Holdings Bhd	5,224,414

	Monaco - 0.4%
209,385	Endeavour Mining Corp.*	5,641,647

	Netherlands - 4.0%
929,615	ABN Amro Bank N.V.(2)	7,721,200
402,903	Fugro N.V.*	1,622,592
1,853,924	ING Groep N.V.	12,927,190
2,816,241	PostNL N.V.	6,907,512
1,530,569	Royal Dutch Shell plc Class B	21,483,764

		50,662,258

	Norway - 1.0%
266,819	Equinor ASA	4,000,455
3,091,742	Norsk Hydro ASA*	8,733,325

		12,733,780

	Russia - 1.9%
1,287,758	Gazprom PJSC ADR	6,225,183
32,965	LUKOIL PJSC ADR	2,236,193
363,540	Sberbank of Russia PJSC ADR	4,313,876
1,125,207	Surgutneftegas PJSC ADR	5,570,285
3,162,252	VEON Ltd.	5,344,206

		23,689,743

	South Africa - 1.9%
605,113	Gold Fields Ltd.	8,002,075
1,001,861	Harmony Gold Mining Co., Ltd. ADR*	6,462,003
310,043	Impala Platinum Holdings Ltd.	2,767,760
760,826	MTN Group Ltd.	2,661,152
6,440,585	Nampak Ltd.*	442,410
2,114,894	Raubex Group Ltd.	3,130,198

		23,465,598

	South Korea - 3.2%
830,339	DGB Financial Group, Inc.	3,598,123
313,225	Hankook Tire & Technology Co., Ltd.	6,859,208
333,763	KB Financial Group, Inc.	9,877,805
462,070	KT Corp.	9,221,707
342,041	Shinhan Financial Group Co., Ltd.	8,582,913
728,852	Tongyang Life Insurance Co., Ltd.	1,832,379

		39,972,135

	Spain - 1.4%
4,735,752	CaixaBank S.A.	10,186,827
1,535,198	Prosegur Cia de Seguridad S.A.	4,079,625
6,116,200	Unicaja Banco S.A.*(2)	3,406,038

		17,672,490

	Sweden - 0.1%
1,568,453	Qliro Group AB*	1,199,682

	Switzerland - 4.7%
303,819	Adecco Group AG	14,356,621
381,021	GAM Holding AG*	934,263
40,468	Implenia AG	1,779,991
125,331	Julius Baer Group Ltd.*	5,502,016
365,441	LafargeHolcim Ltd.*	17,289,173
1,615,363	UBS Group AG	19,030,232

		58,892,296

	Taiwan - 2.6%
10,822,559	Acer, Inc.*	7,476,465
14,418,115	Compal Electronics, Inc.	9,157,029

The Hartford International Value Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 3,157,396	Foxconn Technology Co., Ltd.	$5,849,533
24,379,747	Innolux Corp.*	6,905,011
11,556,633	Shin Kong Financial Holding Co., Ltd.*	3,358,349

		32,746,387

	Thailand - 0.5%
1,688,985	Kasikornbank PCL NVDR	4,401,159
559,187	Kasikornbank PCL	1,465,755

		5,866,914

	Turkey - 0.6%
1,123,352	Anadolu Efes Biracilik Ve Malt Sanayii AS	3,111,694
645,974	Coca-Cola Icecek AS	4,154,546

		7,266,240

	United Kingdom - 9.0%
423,720	Anglo American plc	10,257,446
1,355,717	Babcock International Group plc	5,107,370
4,721,484	BP plc	17,098,873
781,163	British Land Co. plc REIT	3,727,793
4,693,140	BT Group plc	6,030,449
6,295,128	Centrica plc	3,969,182
128,186	Go-Ahead Group plc	1,050,039
1,188,041	Halfords Group plc	2,270,513
4,080,963	Hays plc	5,810,824
4,195,052	J Sainsbury plc	10,224,760
3,477,080	Kingfisher plc	10,987,884
527,992	Land Securities Group plc REIT	3,976,725
2,359,096	Marks & Spencer Group plc	2,905,404
1,163,171	Pagegroup plc	5,325,646
1,254,355	Provident Financial plc	2,710,172
1,758,395	SIG plc	646,381
2,018,740	Standard Chartered plc	10,093,433
734,217	SThree plc	2,441,169
1,209,618	WPP plc	8,970,882

		113,604,945

	United States - 0.2%
259,777	Ovintiv, Inc.	2,513,502

	Total Common Stocks (cost $1,519,251,942)	$1,223,290,218

Short-Term Investments - 4.4%
	Repurchase Agreements - 2.0%
24,803,314	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2020 at 0.070%, due on 08/03/2020 with a maturity value of $157,235; collateralized by U.S. Treasury Note 2.875%, maturing 11/30/2025, with a market value of $160,466	24,803,314

	Securities Lending Collateral - 2.4%
1,525,103	Citibank NA DDCA, 0.09%, 8/3/2020(3)	1,525,103
1,779,625	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(3)	1,779,625
27,197,339	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.13%(3)	27,197,339

		30,502,067

	Total Short-Term Investments (cost $55,305,381)	$55,305,381

The Hartford International Value Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

		Market Value†
Total Investments (cost $1,574,557,323)	101.1%	$1,278,595,599
Other Assets and Liabilities	(1.1)%	(14,514,008)

Total Net Assets	100.0%	$1,264,081,591

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $11,127,238, representing 0.9% of net assets.

(3)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2020

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
iShares MSCI EAFE ETF	138	09/18/20	$12,513,840	$(263,011)

Total futures contracts				$(263,011)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

The Hartford International Value Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Argentina	$2,461,548	$2,461,548	$—	$—
Australia	7,721,966	—	7,721,966	—
Austria	8,243,394	—	8,243,394	—
Belgium	16,493,375	—	16,493,375	—
Canada	55,886,933	55,886,933	—	—
China	25,896,938	842,483	25,054,455	—
Denmark	20,504,062	—	20,504,062	—
Finland	15,265,909	—	15,265,909	—
France	145,052,152	7,783,615	137,268,537	—
Germany	27,086,654	—	27,086,654	—
Greece	6,393,294	—	6,393,294	—
Hong Kong	37,526,174	—	37,526,174	—
Hungary	4,340,459	—	4,340,459	—
India	9,816,007	—	9,816,007	—
Indonesia	4,068,821	—	4,068,821	—
Ireland	11,665,057	—	11,665,057	—
Italy	35,992,945	—	35,992,945	—
Japan	381,805,433	—	381,805,433	—
Luxembourg	5,917,066	—	5,917,066	—
Malaysia	5,224,414	—	5,224,414	—
Monaco	5,641,647	5,641,647	—	—
Netherlands	50,662,258	—	50,662,258	—
Norway	12,733,780	—	12,733,780	—
Russia	23,689,743	5,344,206	18,345,537	—
South Africa	23,465,598	9,592,201	13,873,397	—
South Korea	39,972,135	—	39,972,135	—
Spain	17,672,490	—	17,672,490	—
Sweden	1,199,682	—	1,199,682	—
Switzerland	58,892,296	—	58,892,296	—
Taiwan	32,746,387	—	32,746,387	—
Thailand	5,866,914	—	5,866,914	—
Turkey	7,266,240	—	7,266,240	—
United Kingdom	113,604,945	4,711,682	108,893,263	—
United States	2,513,502	2,513,502	—	—
Short-Term Investments	55,305,381	30,502,067	24,803,314	—

Total	$1,278,595,599	$125,279,884	$1,153,315,715	$—

Liabilities
Futures Contracts(2)	$(263,011)	$(263,011)	$—	$—

Total	$(263,011)	$(263,011)	$—	$—

(1) For the period ended July 31, 2020, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The Hartford MidCap Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.9%
	Banks - 4.5%
$ 1,426,437	Cullen/Frost Bankers, Inc.(1)	$102,789,050
227,664	First Citizens BancShares, Inc. Class A	96,955,268
1,481,602	First Republic Bank	166,650,593
837,919	M&T Bank Corp.	88,777,518
2,023,162	Prosperity Bancshares, Inc.	112,406,881
1,324,781	South State Corp.	63,139,062

		630,718,372

	Capital Goods - 10.2%
1,198,482	Axon Enterprise, Inc.*	99,629,809
3,099,558	Fastenal Co.	145,803,208
865,463	HEICO Corp. Class A	66,251,193
1,384,270	IDEX Corp.	228,155,381
8,471,714	Ingersoll Rand, Inc.*	267,621,445
850,327	Lennox International, Inc.	228,006,682
1,613,225	Lincoln Electric Holdings, Inc.	145,819,408
1,308,092	PACCAR, Inc.	111,292,467
600,255	Watsco, Inc.	141,702,198

		1,434,281,791

	Commercial & Professional Services - 4.3%
77,586	CoStar Group, Inc.*	65,929,479
5,696,036	GFL Environmental, Inc.(1)	123,034,378
2,746,270	Healthcare Services Group, Inc.	71,924,811
4,067,730	IAA, Inc.*	176,336,095
11,567,712	KAR Auction Services, Inc. (3)	175,019,483

		612,244,246

	Consumer Durables & Apparel - 5.7%
1,578,211	Carter’s, Inc.	124,236,770
63,361	NVR, Inc.*	249,018,234
3,408,045	PVH Corp.	165,835,470
5,762,562	Under Armour, Inc. Class C*	54,686,713
4,408,776	YETI Holdings, Inc.* (3)	215,545,059

		809,322,246

	Consumer Services - 1.7%
2,263,349	Choice Hotels International, Inc.	190,211,850
986,307	Hyatt Hotels Corp. Class A(1)	47,342,736

		237,554,586

	Diversified Financials - 1.7%
401,363	Credit Acceptance Corp.*(1)	187,813,802
682,471	Hamilton Lane, Inc. Class A	49,301,705

		237,115,507

	Energy - 0.5%
3,604,100	Cabot Oil & Gas Corp.	67,396,670

	Food & Staples Retailing - 0.9%
4,500,578	Performance Food Group Co.*	126,106,196

	Food, Beverage & Tobacco - 0.7%
1,683,137	Lamb Weston Holdings, Inc.	101,122,871

	Health Care Equipment & Services - 11.6%
465,977	Amedisys, Inc.*	109,113,174
3,016,926	Encompass Health Corp.	205,392,322
2,035,175	Hill-Rom Holdings, Inc.	197,859,714
3,274,832	Integra LifeSciences Holdings Corp.*	156,373,228
487,936	LHC Group, Inc.*	95,201,193
448,736	Masimo Corp.*	98,775,768
719,310	Molina Healthcare, Inc.*	132,856,557
2,738,984	NuVasive, Inc.* (3)	156,505,546
1,328,002	Tandem Diabetes Care, Inc.*	138,723,089
355,872	Teleflex, Inc.	132,775,843

The Hartford MidCap Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,510,994	Varian Medical Systems, Inc.*	$215,649,064

		1,639,225,498

	Insurance - 4.3%
137,046	Alleghany Corp.	71,581,867
348,290	Erie Indemnity Co. Class A	73,182,695
2,325,433	Fidelity National Financial, Inc.	75,251,012
197,434	Markel Corp.*	206,227,710
108,856	White Mountains Insurance Group Ltd.	95,807,431
1,372,471	WR Berkley Corp.	84,750,084

		606,800,799

	Materials - 3.0%
1,748,899	Ball Corp.	128,771,433
7,650,780	Element Solutions, Inc.*	83,087,471
1,034,662	Packaging Corp. of America	99,451,712
2,733,069	Silgan Holdings, Inc.	104,539,889

		415,850,505

	Media & Entertainment - 3.9%
103,295	Cable One, Inc.	188,261,335
3,307,949	Cargurus, Inc.*	95,566,647
1,143,309	Roku, Inc.*	177,087,131
8,761,296	Zynga, Inc. Class A*	86,123,540

		547,038,653

	Pharmaceuticals, Biotechnology & Life Sciences - 7.6%
2,614,350	Apellis Pharmaceuticals, Inc.*	67,685,521
391,406	Bio-Techne Corp.	107,699,275
2,674,881	ChemoCentryx, Inc.*	140,992,978
1,082,149	Ionis Pharmaceuticals, Inc.*	62,288,496
108,857	Mettler-Toledo International, Inc.*	101,781,295
1,686,596	PRA Health Sciences, Inc.*	179,723,670
3,449,017	PTC Therapeutics, Inc.* (3)	159,792,958
1,260,641	Reata Pharmaceuticals, Inc. Class A*	186,196,676
467,599	Repligen Corp.*	70,565,365

		1,076,726,234

	Real Estate - 2.7%
2,610,367	Douglas Emmett, Inc. REIT	76,066,094
2,962,747	Equity Commonwealth REIT	93,533,923
345,989	PS Business Parks, Inc. REIT	47,729,182
3,862,658	Redfin Corp.*	160,609,320

		377,938,519

	Retailing - 3.9%
1,408,098	CarMax, Inc.*	136,543,263
2,172,050	Etsy, Inc.*	257,127,279
577,377	Wayfair, Inc. Class A*(1)	153,634,246

		547,304,788

	Semiconductors & Semiconductor Equipment - 6.2%
3,265,994	First Solar, Inc.*	194,489,943
2,024,485	MKS Instruments, Inc.	258,000,368
967,920	Monolithic Power Systems, Inc.	256,508,479
1,629,837	Silicon Laboratories, Inc.*	163,814,917

		872,813,707

	Software & Services - 11.1%
1,009,158	Aspen Technology, Inc.*	98,150,707
1,491,415	Black Knight, Inc.*	111,736,812
1,942,487	Blackbaud, Inc.	121,483,137
318,559	Fair Isaac Corp.*	139,907,927
8,130,572	Genpact Ltd.	323,759,377
1,528,777	Guidewire Software, Inc.*	179,875,902
1,634,948	Q2 Holdings, Inc.*	153,766,859
44,516	Science Applications International Corp.	3,560,390
8,038,181	Teradata Corp.* (3)	168,801,801

The Hartford MidCap Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
$ 1,678,468	WEX, Inc.*		$265,818,977

			1,566,861,889

	Technology Hardware & Equipment - 11.5%
1,275,650	CDW Corp.		148,294,313
1,582,023	Coherent, Inc.* (3)		219,632,253
15,797,465	CommScope Holding Co., Inc.* (3)		146,600,475
1,478,115	F5 Networks, Inc.*		200,875,828
14,997,739	Flex Ltd.*		172,324,021
6,136,678	II-VI, Inc.* (3)		311,252,308
2,949,036	Lumentum Holdings, Inc.*		273,759,012
3,959,103	National Instruments Corp.		140,548,157

			1,613,286,367

	Transportation - 1.8%
351,683	AMERCO		111,740,239
3,172,214	Knight-Swift Transportation Holdings, Inc.		137,959,587

			249,699,826

	Utilities - 2.1%
1,201,018	Black Hills Corp.		69,490,901
1,949,629	NiSource, Inc.		47,668,429
5,438,773	UGI Corp.		181,328,692

			298,488,022

	Total Common Stocks (cost $11,571,840,208)		$14,067,897,292

Short-Term Investments - 1.3%
	Repurchase Agreements - 0.2%
26,760,464	Fixed Income Clearing Corp Repurchase Agreement dated 07/31/2020 at 0.070%, due on 08/03/2020 with a maturity value of $26,760,620; collateralized by U.S. Treasury Note at 0.375%, maturing 04/30/2025, with a market value of $27,295,734		26,760,464

	Securities Lending Collateral - 1.1%
7,983,462	Citibank NA DDCA, 0.09%, 8/3/2020(2)		7,983,462
9,315,808	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(2)		9,315,808
142,369,977	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.13%(2)		142,369,977

			159,669,247

	Total Short-Term Investments (cost $186,429,711)		$186,429,711

	Total Investments (cost $11,758,269,919)	101.2%	$14,254,327,003
	Other Assets and Liabilities	(1.2)%	(170,995,634)

	Total Net Assets	100.0%	$14,083,331,369

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

The Hartford MidCap Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

(3)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

The Hartford MidCap Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Banks	$630,718,372	$630,718,372	$—	$—
Capital Goods	1,434,281,791	1,434,281,791	—	—
Commercial & Professional Services	612,244,246	612,244,246	—	—
Consumer Durables & Apparel	809,322,246	809,322,246	—	—
Consumer Services	237,554,586	237,554,586	—	—
Diversified Financials	237,115,507	237,115,507	—	—
Energy	67,396,670	67,396,670	—	—
Food & Staples Retailing	126,106,196	126,106,196	—	—
Food, Beverage & Tobacco	101,122,871	101,122,871	—	—
Health Care Equipment & Services	1,639,225,498	1,639,225,498	—	—
Insurance	606,800,799	606,800,799	—	—
Materials	415,850,505	415,850,505	—	—
Media & Entertainment	547,038,653	547,038,653	—	—
Pharmaceuticals, Biotechnology & Life Sciences	1,076,726,234	1,076,726,234	—	—
Real Estate	377,938,519	377,938,519	—	—
Retailing	547,304,788	547,304,788	—	—
Semiconductors & Semiconductor Equipment	872,813,707	872,813,707	—	—
Software & Services	1,566,861,889	1,566,861,889	—	—
Technology Hardware & Equipment	1,613,286,367	1,613,286,367	—	—
Transportation	249,699,826	249,699,826	—	—
Utilities	298,488,022	298,488,022	—	—
Short-Term Investments	186,429,711	159,669,247	26,760,464	—

Total	$14,254,327,003	$14,227,566,539	$26,760,464	$—

(1)	For the period ended July 31, 2020, there were no transfers in and out of Level 3.

The Hartford MidCap Value Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.6%
	Automobiles & Components - 1.0%
$ 226,527	Gentex Corp.	$6,113,964

	Banks - 6.6%
81,285	M&T Bank Corp.	8,612,146
108,897	South State Corp.	5,190,031
564,508	Sterling Bancorp /DE	6,350,715
292,564	Synovus Financial Corp.	5,895,164
225,078	Western Alliance Bancorp	8,091,554
215,583	Zions Bancorp N.A	6,999,980

		41,139,590

	Capital Goods - 13.6%
344,755	Colfax Corp.*	10,025,475
82,415	EnerSys	5,543,233
131,988	Fortune Brands Home & Security, Inc.	10,097,082
435,500	Ingersoll Rand, Inc.*	13,757,445
263,700	JELD-WEN Holding, Inc.*	5,168,520
45,313	John Bean Technologies Corp.	4,248,547
49,394	L3Harris Technologies, Inc.	8,314,492
62,631	Moog, Inc. Class A	3,364,537
256,616	Rexnord Corp.	7,434,166
182,969	SPX FLOW, Inc.*	7,333,398
152,953	Westinghouse Air Brake Technologies Corp.	9,512,147

		84,799,042

	Commercial & Professional Services - 1.8%
186,516	Clean Harbors, Inc.*	11,116,354

	Consumer Durables & Apparel - 5.5%
107,365	Carter’s, Inc.	8,451,773
103,621	Columbia Sportswear Co.	7,858,617
139,181	Lennar Corp. Class A	10,069,745
392,877	Steven Madden Ltd.	8,321,135

		34,701,270

	Consumer Services - 1.6%
229,584	Wyndham Hotels & Resorts, Inc.	10,138,429

	Diversified Financials - 2.7%
822,181	SLM Corp.	5,566,165
230,017	Voya Financial, Inc.	11,362,840

		16,929,005

	Energy - 2.5%
250,571	Delek U.S. Holdings, Inc.	4,379,981
228,043	Diamondback Energy, Inc.	9,089,794
183,906	Viper Energy Partners L.P.	1,901,588

		15,371,363

	Food & Staples Retailing - 1.3%
411,051	U.S. Foods Holding Corp.*	8,344,335

	Food, Beverage & Tobacco - 1.0%
68,097	Post Holdings, Inc.*	6,042,928

	Health Care Equipment & Services - 11.6%
162,114	Acadia Healthcare Co., Inc.*	4,832,618
231,225	Centene Corp.*	15,087,431
235,856	Dentsply Sirona, Inc.	10,519,178
145,103	Encompass Health Corp.	9,878,612
63,368	Hill-Rom Holdings, Inc.	6,160,637
97,600	Hologic, Inc.*	6,810,528
41,887	Molina Healthcare, Inc.*	7,736,529
86,331	Zimmer Biomet Holdings, Inc.	11,642,599

		72,668,132

	Insurance - 9.3%
101,661	Arthur J Gallagher & Co.	10,927,541

The Hartford MidCap Value Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 90,987	Assurant, Inc.	$9,778,373
507,175	CNO Financial Group, Inc.	7,658,342
93,538	Hanover Insurance Group, Inc.	9,529,651
118,077	Kemper Corp.	9,271,406
510,435	Lancashire Holdings Ltd.	5,166,676
33,223	RenaissanceRe Holdings Ltd.	5,992,765

		58,324,754

	Materials - 7.5%
163,400	Buzzi Unicem S.p.A.	3,717,632
64,583	Carpenter Technology Corp.	1,444,076
129,150	Celanese Corp.	12,553,380
151,144	Crown Holdings, Inc.*	10,818,888
79,507	FMC Corp.	8,431,717
100,817	Reliance Steel & Aluminum Co.	9,906,278

		46,871,971

	Media & Entertainment - 1.9%
47,031	Electronic Arts, Inc.*	6,660,530
445,744	TEGNA, Inc.	5,250,865

		11,911,395

	Real Estate - 10.9%
181,425	American Campus Communities, Inc. REIT	6,465,987
125,492	Americold Realty Trust REIT	5,063,602
85,766	Boston Properties, Inc. REIT	7,640,893
253,474	Corporate Office Properties Trust REIT	6,711,992
162,186	First Industrial Realty Trust, Inc. REIT	7,123,209
317,887	Gaming and Leisure Properties, Inc. REIT	11,510,688
186,753	Highwoods Properties, Inc. REIT	7,160,110
442,631	Host Hotels & Resorts, Inc. REIT	4,771,562
69,822	Life Storage, Inc. REIT	6,851,633
257,688	Physicians Realty Trust REIT	4,648,692

		67,948,368

	Retailing - 2.0%
91,411	Dollar Tree, Inc.*	8,533,217
52,421	Expedia Group, Inc.	4,246,625

		12,779,842

	Semiconductors & Semiconductor Equipment - 3.0%
18,568	KLA Corp.	3,710,443
13,408	Lam Research Corp.	5,056,961
79,242	MKS Instruments, Inc.	10,098,601

		18,866,005

	Software & Services - 3.1%
122,198	Amdocs Ltd.	7,588,496
75,548	Leidos Holdings, Inc.	7,189,147
84,432	SS&C Technologies Holdings, Inc.	4,854,840

		19,632,483

	Technology Hardware & Equipment - 6.6%
121,085	Ciena Corp.*	7,205,768
36,949	Coherent, Inc.*	5,129,630
43,160	F5 Networks, Inc.*	5,865,444
144,891	Lumentum Holdings, Inc.*	13,450,231
32,109	Rogers Corp.*	3,827,072
129,971	Western Digital Corp.	5,601,750

		41,079,895

	Utilities - 5.1%
159,321	Alliant Energy Corp.	8,579,436
113,744	Evergy, Inc.	7,374,024
151,142	Portland General Electric Co.	6,669,896

The Hartford MidCap Value Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
$ 74,826	Sempra Energy		$9,312,844

			31,936,200

	Total Common Stocks (cost $591,672,000)		$616,715,325

Short-Term Investments - 0.9%
	Repurchase Agreements - 0.9%
5,733,237	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2020 at 0.070%, due on 08/03/2020 with a maturity value of $5,733,270; collateralized by U.S. Treasury Note at 1.375%, maturing 08/31/2026, with a market value of $5,847,946		5,733,237

	Total Short-Term Investments (cost $5,733,237)		$5,733,237

	Total Investments (cost $597,405,237)	99.5%	$622,448,562
	Other Assets and Liabilities	0.5%	3,083,937

	Total Net Assets	100.0%	$625,532,499

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
REIT	Real Estate Investment Trust

The Hartford MidCap Value Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$6,113,964	$6,113,964	$—	$—
Banks	41,139,590	41,139,590	—	—
Capital Goods	84,799,042	84,799,042	—	—
Commercial & Professional Services	11,116,354	11,116,354	—	—
Consumer Durables & Apparel	34,701,270	34,701,270	—	—
Consumer Services	10,138,429	10,138,429	—	—
Diversified Financials	16,929,005	16,929,005	—	—
Energy	15,371,363	15,371,363	—	—
Food & Staples Retailing	8,344,335	8,344,335	—	—
Food, Beverage & Tobacco	6,042,928	6,042,928	—	—
Health Care Equipment & Services	72,668,132	72,668,132	—	—
Insurance	58,324,754	53,158,078	5,166,676	—
Materials	46,871,971	43,154,339	3,717,632	—
Media & Entertainment	11,911,395	11,911,395	—	—
Real Estate	67,948,368	67,948,368	—	—
Retailing	12,779,842	12,779,842	—	—
Semiconductors & Semiconductor Equipment	18,866,005	18,866,005	—	—
Software & Services	19,632,483	19,632,483	—	—
Technology Hardware & Equipment	41,079,895	41,079,895	—	—
Utilities	31,936,200	31,936,200	—	—
Short-Term Investments	5,733,237	—	5,733,237	—

Total	$622,448,562	$607,831,017	$14,617,545	$—

(1)	For the period ended July 31, 2020, there were no transfers in and out of Level 3.

Hartford Moderate Allocation Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
Affiliated Investment Companies - 99.8%
	Domestic Equity Funds - 42.9%
$ 1,483,831	Hartford Core Equity Fund, Class F		$52,646,326
732,046	Hartford Multifactor US Equity ETF		22,787,348
1,405,567	Hartford Small Cap Value Fund, Class F		11,188,314
1,784,741	The Hartford Equity Income Fund, Class F		31,179,431
300,184	The Hartford Growth Opportunities Fund, Class F		16,846,326
423,601	The Hartford MidCap Fund, Class F		13,551,009
580,594	The Hartford Small Company Fund, Class F		14,503,241

	Total Domestic Equity Funds (cost $146,854,211)		$162,701,995

	International/Global Equity Funds - 17.7%
751,569	Hartford Emerging Markets Equity Fund, Class F		6,749,092
864,559	Hartford Multifactor Developed Markets (ex-US) ETF		21,674,494
2,366,141	Hartford Schroders International Multi-Cap Value Fund, Class F		19,047,432
1,194,051	The Hartford International Opportunities Fund, Class F		19,510,800

	Total International/Global Equity Funds (cost $71,529,808)		$66,981,818

	Taxable Fixed Income Funds - 39.2%
1,327,033	Hartford Core Bond ETF		56,471,889
496,261	Hartford Short Duration ETF		20,294,594
930,698	The Hartford Inflation Plus Fund, Class F		10,442,426
1,927,603	The Hartford Strategic Income Fund, Class F		17,425,529
4,138,928	The Hartford World Bond Fund, Class F		44,120,975

	Total Taxable Fixed Income Funds (cost $145,833,041)		$148,755,413

	Total Affiliated Investment Companies (cost $364,217,060)		$378,439,226

Short-Term Investments - 0.2%
	Other Investment Pools & Funds - 0.2%
801,928	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 0.05%(1)		801,928

	Total Short-Term Investments (cost $801,928)		$801,928

	Total Investments (cost $365,018,988)	100.0%	$379,241,154
	Other Assets and Liabilities	0.0%	(136,775)

	Total Net Assets	100.0%	$379,104,379

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ETF	Exchange-Traded Fund

Hartford Moderate Allocation Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Affiliated Investment Companies	$378,439,226	$378,439,226	$—	$—
Short-Term Investments	801,928	801,928	—	—

Total	$379,241,154	$379,241,154	$—	$—

(1) For the period ended July 31, 2020, there were no transfers in and out of Level 3.

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 22.4%
	Automobiles & Components - 0.5%
$ 99,800	SAIC Motor Corp. Ltd. Class A	$259,909
50,356	Tofas Turk Otomobil Fabrikasi AS	183,047
26,143	Volkswagen AG*	3,826,734
332,000	Xinyi Glass Holdings Ltd.	487,094

		4,756,784

	Banks - 0.4%
558,000	Agricultural Bank of China Ltd. Class H	198,061
89,800	Bangkok Bank PCL	287,176
2,294,000	Bank of China Ltd. Class H	763,922
460,822	Bank of Communications Co., Ltd. Class H	255,796
574,000	China CITIC Bank Corp. Ltd. Class H	250,451
1,303,739	China Minsheng Banking Corp. Ltd. Class H	821,161
177,962	Indiabulls Housing Finance Ltd.	450,435
463,900	Thanachart Capital PCL	516,973

		3,543,975

	Capital Goods - 1.4%
17,430	Alstom S.A.*	971,254
23,975	Cie de Saint-Gobain*	886,956
968	Cummins, Inc.	187,076
29,254	Fortune Brands Home & Security, Inc.	2,237,931
80,869	Marubeni Corp.	372,314
5,889	Mitsubishi Corp.	118,662
5,276	Mitsubishi Heavy Industries Ltd.	122,739
105,365	Mitsui & Co., Ltd.	1,575,216
18,156	Nexans S.A.*	946,287
72,855	Rexel S.A.*	864,691
2,901	Rockwool International A/S Class B	935,901
7,974	Schneider Electric SE	914,327
32,644	Signify N.V.*(1)	979,426
34,724	Sumitomo Corp.	385,774
7,710	Vestas Wind Systems A/S	988,306

		12,486,860

	Commercial & Professional Services - 0.1%
76,538	ADT, Inc.(2)	658,992

	Consumer Durables & Apparel - 2.3%
145,000	ANTA Sports Products Ltd.	1,376,483
32,707	D.R. Horton, Inc.	2,163,895
176,100	Gree Electric Appliances, Inc. of Zhuhai Class A	1,435,134
439,000	Haier Electronics Group Co., Ltd.	1,525,440
57,353	KB Home	1,929,355
28,523	Lennar Corp. Class A	2,063,639
111,500	Li Ning Co., Ltd.	359,388
187,600	Midea Group Co., Ltd. Class A	1,926,812
480	NVR, Inc.*	1,886,472
44,718	PulteGroup, Inc.	1,949,705
28,200	Shenzhou International Group Holdings Ltd.	336,841
48,357	Toll Brothers, Inc.	1,847,237
117,783	TRI Pointe Group, Inc.*	1,969,332

		20,769,733

	Consumer Services - 0.3%
14,700	McDonald’s Holdings Co. Japan Ltd.	703,517
5,100	New Oriental Education & Technology Group, Inc. ADR*	715,020
12,600	TAL Education Group ADR*	984,942

		2,403,479

	Diversified Financials - 0.4%
29,000	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	1,015,870
50,663	Invesco Ltd.	508,656
20,925	Navient Corp.	166,563
16,243	OneMain Holdings, Inc.	466,174

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 79,936	ORIX Corp.	$864,517
243,852	Power Finance Corp. Ltd.	263,304
429,193	REC Ltd.	573,466

		3,858,550

	Energy - 0.2%
603,301	China Shenhua Energy Co., Ltd. Class H	998,941
162,558	CNOOC Ltd.	171,580
560,354	Yanzhou Coal Mining Co., Ltd. Class H	438,019

		1,608,540

	Food & Staples Retailing - 0.7%
1,597	George Weston Ltd.	120,623
34,761	Kesko Oyj Class B	737,073
55,320	Koninklijke Ahold Delhaize N.V.	1,593,263
34,818	Kroger Co.	1,211,318
5,013	Loblaw Cos., Ltd.	260,072
46,268	Metro AG	422,121
69,900	Seven & i Holdings Co., Ltd.	2,112,343
3,676	Sprouts Farmers Market, Inc.*	96,973
5,500	Sundrug Co., Ltd.	187,170

		6,740,956

	Food, Beverage & Tobacco - 2.3%
61,233	Altria Group, Inc.	2,519,738
30,661	Campbell Soup Co.	1,519,866
296,000	China Mengniu Dairy Co., Ltd.*	1,388,970
3,088	General Mills, Inc.	195,378
250,640	Inner Mongolia Yili Industrial Group Co., Ltd. Class A	1,314,889
4,192	JM Smucker Co.	458,395
10,789	Kraft Heinz Co.	370,926
16,982	Kweichow Moutai Co., Ltd. Class A	4,084,301
30,785	Philip Morris International, Inc.	2,364,596
1,334,000	WH Group Ltd.(1)	1,187,470
165,175	Wuliangye Yibin Co., Ltd. Class A	5,148,625

		20,553,154

	Health Care Equipment & Services - 0.3%
6,062	CVS Health Corp.	381,542
26,300	Guangzhou Wondfo Biotech Co., Ltd. Class A	367,967
44,400	Hartalega Holdings Bhd	213,347
7,700	Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	383,116
20,231	Telefonica Celular del Paraguay S.A.	1,105,017

		2,450,989

	Household & Personal Products - 0.1%
7,117	Kimberly-Clark Corp.	1,082,069

	Insurance - 0.5%
224,016	Japan Post Holdings Co., Ltd.	1,529,984
268,000	Ping An Insurance Group Co., of China Ltd. Class H	2,827,727

		4,357,711

	Materials - 0.5%
259,500	Anhui Conch Cement Co., Ltd. Class H	1,962,377
4,671	Dow, Inc.*	191,791
409,445	Elkem ASA(1)	784,605
8,294	Kinross Gold Corp.*	77,401
171,878	Maanshan Iron & Steel Co., Ltd. Class H	46,355
19,325	MMC Norilsk Nickel PJSC ADR	504,804
688,500	Nanjing Iron & Steel Co., Ltd. Class A	324,668
378,385	National Aluminium Co., Ltd.	166,044
815,650	Sinopec Shanghai Petrochemical Co., Ltd. Class H	181,603
19,372	Yamana Gold, Inc.	125,825

		4,365,473

	Media & Entertainment - 0.6%
13,800	Capcom Co., Ltd.	542,351
963	Charter Communications, Inc. Class A*	558,540

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 18,339	Cinemark Holdings, Inc.	$216,950
71,411	Eutelsat Communications S.A.	722,154
11,400	Nexon Co., Ltd.	292,887
36,900	Tencent Holdings Ltd.	2,531,272
38,331	Zynga, Inc. Class A*	376,794

		5,240,948

	Pharmaceuticals, Biotechnology & Life Sciences - 2.1%
25,273	AbbVie, Inc.	2,398,660
4,591	Amgen, Inc.	1,123,280
2,823	Bristol-Myers Squibb Co.	165,597
163,200	CSPC Pharmaceutical Group Ltd.	343,725
26,155	Gilead Sciences, Inc.	1,818,557
15,612	Johnson & Johnson	2,275,605
20,713	Merck & Co., Inc.	1,662,011
33,240	Novartis AG	2,737,887
14,192	Orion Oyj Class B	619,184
42,446	Pfizer, Inc.	1,633,322
9,451	Roche Holding AG	3,273,415
148,500	Sino Biopharmaceutical Ltd.	193,999
198,000	SSY Group Ltd.	125,094
2,600	Zai Lab Ltd. ADR*	197,886

		18,568,222

	Real Estate - 2.9%
23,801	American Tower Corp. REIT	6,221,343
156,111	Castellum AB	3,357,405
115,784	Douglas Emmett, Inc. REIT	3,373,946
80,781	Equity LifeStyle Properties, Inc. REIT	5,518,958
15,343	Gaming and Leisure Properties, Inc. REIT	555,570
46,000	Hang Lung Group Ltd.	111,320
193,148	Henderson Land Development Co., Ltd.	722,863
41,000	Hysan Development Co., Ltd.	113,269
117,500	Kerry Properties Ltd.	279,603
13,120	Klepierre S.A. REIT	227,222
20,784	Public Storage REIT	4,154,306
152,000	Sino Land Co., Ltd.	184,176
22,048	SITE Centers Corp. REIT	161,612
63,000	Sun Hung Kai Properties Ltd.	766,193

		25,747,786

	Retailing - 0.8%
9,300	Alibaba Group Holding Ltd. ADR*	2,334,486
2,006,600	Allstar Co.(3)(4)(5)	782,574
40,770	K’s Holdings Corp.	523,402
115,200	Meituan Dianping Class B*	2,850,796
1,334	Target Corp.	167,924
13,296	Tory Burch LLC*(3)(4)(5)	506,045

		7,165,227

	Semiconductors & Semiconductor Equipment - 0.5%
15,200	First Solar, Inc.*	905,160
28,516	Intel Corp.	1,361,069
98,650	Radiant Opto-Electronics Corp.	421,769
30,551	STMicroelectronics N.V.	858,396
1,208,468	United Microelectronics Corp.	916,375

		4,462,769

	Software & Services - 1.2%
10,342	Amdocs Ltd.	642,238
1,569	Booz Allen Hamilton Holding Corp.	128,282
4,826	CGI, Inc.*	344,696
2,086	Check Point Software Technologies Ltd.*	261,480
549	Citrix Systems, Inc.	78,375
604	Fortinet, Inc.*	83,533
4,500	Fujitsu Ltd.	602,528
18,818	International Business Machines Corp.	2,313,485
9,538	Leidos Holdings, Inc.	907,636

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 10,409	Microsoft Corp.	$2,133,949
14,299	Nortonlifelock, Inc.	306,714
26,145	Oracle Corp.	1,449,740
16,712	SolarWinds Corp.*	306,832
12,600	TIS, Inc.	269,837
44,917	Western Union Co.	1,090,585

		10,919,910

	Technology Hardware & Equipment - 0.2%
118,274	Foxconn Technology Co., Ltd.	219,120
78,867	Lite-On Technology Corp.	133,427
12,565	Seagate Technology plc	568,189
65,661	Tripod Technology Corp.	285,025
14,400	VTech Holdings Ltd.	78,123
21,994	Xerox Holdings Corp.*	366,200

		1,650,084

	Telecommunication Services - 2.0%
78,431	AT&T, Inc.	2,319,989
119,000	China Mobile Ltd.	812,310
126,210	Deutsche Telekom AG	2,107,044
425,000	HKT Trust & HKT Ltd.	626,233
5,133,900	Jasmine International PCL	566,363
38,100	KDDI Corp.	1,211,482
96,096	Mobile TeleSystems PJSC ADR	851,411
96,459	Ooredoo QPSC	178,643
220,329	Orange S.A.	2,582,450
522,000	PCCW Ltd.	294,279
13,594	Proximus SADP	279,642
4,121	Swisscom AG	2,190,580
134,453	Telecom Italia S.p.A.	54,528
204,193	Telefonica Celular del Paraguay S.A.	1,970,462
189,143	Telefonica S.A.	792,134
168,761	VEON Ltd.	285,206
16,932	Verizon Communications, Inc.	973,251

		18,096,007

	Transportation - 0.2%
13,809	Macquarie Infrastructure Corp.	413,718
144,720	Shanghai International Airport Co., Ltd. Class A	1,407,792

		1,821,510

	Utilities - 1.9%
644,000	CGN Power Co., Ltd. Class H(1)	135,527
1,517,000	China Longyuan Power Group Corp. Ltd. Class H	1,086,744
63,300	Chubu Electric Power Co., Inc.	752,705
15,700	Edison International	874,019
57,413	EDP Renovaveis S.A.	938,700
83,476	Electricite de France S.A.	845,325
9,639	Enagas S.A.	243,186
56,769	Encavis AG	892,830
65,738	Endesa S.A.	1,875,301
315,502	Enel S.p.A.	2,890,164
70,757	Engie S.A.*	942,566
112,500	ENN Energy Holdings Ltd.	1,363,697
39,473	Exelon Corp.	1,524,052
72,375	Iberdrola S.A.	935,468
13,000	Osaka Gas Co., Ltd.	241,042
24,367	RWE AG	918,499
8,600	Toho Gas Co., Ltd.	375,297
14,700	Tohoku Electric Power Co., Inc.	138,917

		16,974,039

	Total Common Stocks (cost $186,611,832)	$200,283,767

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage-Backed Securities - 16.1%
	Asset-Backed - Automobile - 0.4%
	ARI Fleet Lease Trust
$ 48,822	2.55%, 10/15/2026(1)	$48,960
149,862	3.22%, 08/16/2027(1)	151,579
965,000	Broad River BSL Funding CLO 2.59%, 04/20/2029, 3 mo. USD LIBOR + 2.380%(1)(6)	962,701
44,673	Canadian Pacer Auto Receivables Trust 3.27%, 12/19/2022(1)	45,420
275,000	Chesapeake Funding II LLC 0.87%, 08/16/2032(1)	275,481
	Chesapeake Funding LLC
56,352	0.63%, 05/15/2029, 1 mo. USD LIBOR + 0.450%(1)(6)	56,276
99,633	1.91%, 08/15/2029(1)	99,955
271,437	3.23%, 08/15/2030(1)	276,646
	Enterprise Fleet Financing LLC
315,000	2.06%, 05/20/2025(1)	319,757
33,370	2.13%, 05/22/2023(1)	33,440
133,794	2.98%, 10/20/2024(1)	135,980
268,852	3.38%, 05/20/2024(1)	273,723
745,000	OneMain Direct Auto Receivables Trust 3.43%, 12/16/2024(1)	753,881
110,359	Santander Retail Auto Lease Trust 2.72%, 01/20/2022(1)	111,263

		3,545,062

	Asset-Backed - Finance & Insurance - 7.0%
723,217	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(1)(7)	720,044
630,000	Allegany Park CLO Ltd. 2.07%, 01/20/2033, 3 mo. USD LIBOR + 1.800%(1)(6)	615,289
590,000	Apidos CLO 2.12%, 01/20/2033, 3 mo. USD LIBOR + 1.850%(1)(6)	585,420
270,000	Apidos CLO 2.97%, 07/24/2031, 3 mo. USD LIBOR + 2.700%(1)(6)	269,319
2,430,000	Atlas Senior Loan Fund Ltd. 1.57%, 01/16/2030, 3 mo. USD LIBOR + 1.300%(1)(6)	2,392,218
350,000	Avery Point CLO Ltd. 2.04%, 08/05/2027, 3 mo. USD LIBOR + 1.500%(1)(6)	338,949
1,085,000	Ballyrock CLO Ltd. 1.63%, 11/20/2030, 3 mo. USD LIBOR + 1.250%(1)(6)	1,066,010
1,000,000	Barings CLO Ltd. 2.17%, 07/20/2029, 3 mo. USD LIBOR + 1.900%(1)	963,177
	Bayview Koitere Fund Trust
307,167	3.50%, 07/28/2057(1)(7)	317,080
143,442	4.00%, 11/28/2053(1)(7)	148,542
	Bayview Opportunity Master Fund Trust
149,836	3.50%, 01/28/2055(1)(7)	152,302
204,135	3.50%, 06/28/2057(1)(7)	210,208
181,285	4.00%, 10/28/2064(1)(7)	187,552
	BlueMountain CLO Ltd.
1,400,000	1.78%, 07/15/2031, 3 mo. USD LIBOR + 1.500%(1)(6)	1,351,094
2,000,000	1.97%, 07/30/2030, 3 mo. USD LIBOR + 1.700%(1)(6)	1,951,802
1,200,000	2.09%, 08/15/2031, 3 mo. USD LIBOR + 1.700%(1)(6)	1,171,109
490,000	2.12%, 04/20/2027, 3 mo. USD LIBOR + 1.850%(1)(6)	457,326
	Carlyle Global Market Strategies CLO Ltd.
1,945,000	1.89%, 05/15/2031, 3 mo. USD LIBOR + 1.500%(1)(6)	1,840,555
560,000	2.07%, 07/20/2032, 3 mo. USD LIBOR + 1.800%(1)(6)	533,319
1,000,000	2.07%, 04/17/2031, 3 mo. USD LIBOR + 1.800%(1)(6)	926,546
1,255,000	Cayuga Park CLO Ltd. 4.05%, 07/17/2031(1)(6)(8)	1,255,344
513,000	CF Hippolyta LLC 1.69%, 07/15/2060(1)	518,355
	CIFC Funding Ltd.
750,000	1.31%, 04/24/2030, 3 mo. USD LIBOR + 1.050%(1)(6)	736,189
1,200,000	2.06%, 10/22/2031, 3 mo. USD LIBOR + 1.800%(1)(6)	1,163,389

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,540,000	2.07%, 07/20/2030, 3 mo. USD LIBOR + 1.800%(1)(6)	$1,501,676
1,200,000	2.07%, 04/20/2032, 3 mo. USD LIBOR + 1.800%(1)(6)	1,173,336
1,200,000	2.08%, 07/15/2032, 3 mo. USD LIBOR + 1.800%(1)(6)	1,172,413
785,000	2.17%, 01/16/2033, 3 mo. USD LIBOR + 1.900%(1)(6)	777,613
	DB Master Finance LLC
138,950	3.79%, 05/20/2049(1)	143,886
124,063	4.02%, 05/20/2049(1)	131,464
	Dryden Senior Loan Fund
1,200,000	1.73%, 04/15/2029, 3 mo. USD LIBOR + 1.450%(1)(6)	1,157,563
500,000	2.13%, 10/15/2027, 3 mo. USD LIBOR + 1.850%(1)(6)	478,083
230,000	Ford Credit Floorplan Master Owner Trust 2.44%, 09/15/2026	240,961
	GreatAmerica Leasing Receivables Funding LLC
139,783	2.36%, 01/20/2023(1)	140,087
57,999	2.60%, 06/15/2021(1)	58,224
160,000	2.83%, 06/17/2024(1)	163,252
1,000,000	Highbridge Loan Management Ltd. 1.52%, 07/25/2030, 3 mo. USD LIBOR + 1.270%(1)(6)	988,857
242,560	Horizon Aircraft Finance Ltd. 3.43%, 11/15/2039(1)	211,329
	KKR CLO Ltd.
2,500,000	1.46%, 01/15/2031, 3 mo. USD LIBOR + 1.180%(1)(6)	2,439,720
605,000	1.52%, 01/20/2029, 3 mo. USD LIBOR + 1.250%(1)(6)	598,147
1,055,000	1.62%, 04/15/2029, 3 mo. USD LIBOR + 1.340%(1)(6)	1,040,383
250,000	LCM L.P. 2.22%, 10/20/2027, 3 mo. USD LIBOR + 1.950%(1)(6)	239,097
1,200,000	LCM XIV L.P. 1.85%, 07/20/2031, 3 mo. USD LIBOR + 1.580%(1)(6)	1,141,265
	LCM XXV Ltd.
1,473,000	1.92%, 07/20/2030, 3 mo. USD LIBOR + 1.650%(1)(6)	1,413,724
931,334	2.57%, 07/20/2030, 3 mo. USD LIBOR + 2.300%(1)(6)	882,820
	Madison Park Funding Ltd.
855,000	1.03%, 04/15/2029, 3 mo. USD LIBOR + 0.750%(1)(6)	839,737
500,000	1.48%, 04/15/2029, 3 mo. USD LIBOR + 1.200%(1)(6)	476,406
1,000,000	1.76%, 01/22/2028, 3 mo. USD LIBOR + 1.500%(1)(6)	975,648
1,200,000	1.77%, 04/19/2030, 3 mo. USD LIBOR + 1.500%(1)(6)	1,159,572
1,000,000	1.80%, 07/27/2030, 3 mo. USD LIBOR + 1.550%(1)(6)	951,804
1,200,000	2.13%, 01/15/2033, 3 mo. USD LIBOR + 1.850%(1)(6)	1,176,680
1,090,000	Magnetite VII Ltd. 1.08%, 01/15/2028, 3 mo. USD LIBOR + 0.800%(1)(6)	1,070,020
618,000	Magnetite XVI Ltd. 1.47%, 01/18/2028, 3 mo. USD LIBOR + 1.200%(1)(6)	595,868
715,000	Magnetite XVIII Ltd. 1.89%, 11/15/2028, 3 mo. USD LIBOR + 1.500%(1)(6)	696,240
305,000	MKT Mortgage Trust 2.94%, 02/12/2040(1)(7)	292,351
	MMAF Equipment Finance LLC
114,131	2.21%, 10/17/2022(1)	115,056
295,000	2.21%, 12/15/2032(1)	302,138
1,250,000	Oaktree CLO Ltd. 2.94%, 07/15/2029, 3 mo. USD LIBOR + 2.590%(1)(6)	1,247,996
	Octagon Investment Partners Ltd.
625,000	1.98%, 07/15/2029, 3 mo. USD LIBOR + 1.700%(1)(6)	607,568
1,682,420	2.06%, 10/24/2030, 3 mo. USD LIBOR + 1.800%(1)(6)	1,625,973
55,826	OneMain Financial Issuance Trust 2.37%, 09/14/2032(1)	55,993
500,000	Race Point CLO Ltd. 2.43%, 02/20/2030, 3 mo. USD LIBOR + 2.050%(1)(6)	465,495
530,000	RR Ltd. 1.88%, 10/15/2029, 3 mo. USD LIBOR + 1.600%(1)(6)	518,037
	Sound Point CLO Ltd.
1,200,000	2.07%, 10/20/2031, 3 mo. USD LIBOR + 1.800%(1)(6)	1,146,973
2,340,000	2.72%, 07/20/2030, 3 mo. USD LIBOR + 2.400%(1)(6)	2,321,919
1,155,000	Sound Point Clo XX Ltd. 1.35%, 07/26/2031, 3 mo. USD LIBOR + 1.100%(1)(6)	1,119,715

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 123,519	Springleaf Funding Trust 3.48%, 05/15/2028(1)	$123,340
1,195,000	Treman Park CLO Ltd. 1.34%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(1)(6)	1,181,835
	Vantage Data Centers Issuer LLC
421,104	3.19%, 07/15/2044(1)	431,079
322,025	4.07%, 02/16/2043(1)	333,756
	Voya CLO Ltd.
1,200,000	1.52%, 01/18/2029, 3 mo. USD LIBOR + 1.250%(1)(6)	1,153,094
1,200,000	1.57%, 01/20/2031, 3 mo. USD LIBOR + 1.300%(1)(6)	1,145,022
1,200,000	1.57%, 04/19/2031, 3 mo. USD LIBOR + 1.300%(1)(6)	1,144,734
990,000	2.18%, 10/15/2030, 3 mo. USD LIBOR + 1.900%(1)(6)	948,065
1,200,000	2.36%, 07/14/2031, 3 mo. USD LIBOR + 2.090%(1)(6)	1,079,707
800,000	2.47%, 10/18/2031, 3 mo. USD LIBOR + 2.200%(1)	755,060

		62,021,919

	Commercial Mortgage - Backed Securities - 4.3%
1,125,000	1211 Avenue of the Americas Trust 4.14%, 08/10/2035(1)(7)	1,196,358
1,250,000	280 Park Avenue Mortgage Trust 1.71%, 09/15/2034, 1 mo. USD LIBOR + 1.537%(1)(6)	1,209,226
365,000	BAMLL Commercial Mortgage Securities Trust 4.09%, 08/10/2038(1)(7)	424,832
1,000,000	Banc of America Commercial Mortgage Trust 3.75%, 02/15/2050	1,124,290
	Benchmark Mortgage Trust
30,341,561	0.49%, 07/15/2051(7)(9)	906,357
22,967,419	0.67%, 01/15/2052(7)(9)	1,026,067
1,210,000	BF NYT Mortgage Trust 1.88%, 12/15/2035, 1 mo. USD LIBOR + 1.700%(1)(6)	1,176,705
	BX Commercial Mortgage Trust
925,626	1.28%, 11/15/2035, 1 mo. USD LIBOR + 1.100%(1)(6)	919,236
1,044,044	1.43%, 12/15/2036, 1 mo. USD LIBOR + 1.250%(1)(6)	1,025,761
265,803	2.18%, 10/15/2036, 1 mo. USD LIBOR + 2.000%(1)(6)	259,803
860,000	BX Trust 1.63%, 11/25/2032, 1 mo. USD LIBOR + 1.450%(1)(6)	830,172
1,190,000	CAMB Commercial Mortgage Trust 1.93%, 12/15/2037, 1 mo. USD LIBOR + 1.750%(1)(6)	1,182,618
	CD Commercial Mortgage Trust
365,000	3.51%, 05/10/2050(7)	410,154
1,000,000	3.83%, 02/10/2050	1,101,066
19,604,065	CD Mortgage Trust 1.02%, 02/10/2050(7)(9)	1,010,772
95,000	Citigroup Commercial Mortgage Trust 3.82%, 11/10/2048	106,196
944,000	Commercial Mortgage Trust 4.32%, 12/10/2045(1)(7)	906,575
	CSAIL Commercial Mortgage Trust
20,445,013	0.61%, 08/15/2051(7)(9)	790,194
24,462,138	0.72%, 11/15/2050(7)(9)	967,891
785,000	CSMC Trust 2.76%, 04/05/2033(1)	781,224
335,000	DC Office Trust 3.07%, 09/15/2045(1)(7)	312,755
350,000	ExteNet LLC 3.20%, 07/26/2049(1)	350,814
	FREMF Mortgage Trust
75,000	3.50%, 11/25/2045(1)(7)	78,106
370,000	3.54%, 02/25/2052(1)(7)	401,706
390,000	3.65%, 10/25/2052(1)(7)	436,238
135,000	3.68%, 01/25/2048(1)(7)	144,396
75,000	3.70%, 04/25/2048(1)(7)	81,203
95,000	3.78%, 10/25/2048(1)(7)	103,145
80,000	3.88%, 02/25/2050(1)(7)	85,308
1,200,000	3.98%, 05/25/2050(1)(7)	1,265,731
1,160,000	4.04%, 07/25/2027(1)(7)	1,312,058

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 460,000	4.08%, 09/25/2025(1)(7)	$499,725
120,000	4.16%, 04/25/2049(1)(7)	133,381
	GS Mortgage Securities Corp. Trust
100,000	1.55%, 07/15/2032, 1 mo. USD LIBOR + 1.300%(1)(6)	98,238
1,190,000	1.78%, 06/15/2036, 1 mo. USD LIBOR + 1.600%(1)(6)	1,124,517
	GS Mortgage Securities Trust
35,441,351	0.45%, 03/10/2051(7)(9)	989,271
15,266,899	1.09%, 07/10/2052(7)(9)	1,108,108
5,829,371	1.14%, 05/10/2052(7)(9)	428,213
1,250,000	3.76%, 05/10/2049(7)	1,274,187
469,000	3.97%, 05/10/2052	505,227
500,000	Hudson Yards Mortgage Trust 2.98%, 08/10/2038(1)(7)	470,684
	JP Morgan Chase Commercial Mortgage Securities Trust
1,195,000	3.62%, 01/16/2037(1)	1,160,581
1,190,000	3.75%, 06/05/2039(1)(7)	1,172,011
920,000	KNDL Mortgage Trust 1.53%, 05/15/2036, 1 mo. USD LIBOR + 1.350%(1)(6)	897,564
1,314,000	Morgan Stanley Bank of America Merrill Lynch Trust 4.11%, 11/15/2052(7)	1,441,280
	Morgan Stanley Capital Trust
1,250,000	1.83%, 10/15/2037, 1 mo. USD LIBOR + 1.650%(1)(6)	1,193,712
275,000	3.30%, 12/15/2036, 1 mo. USD LIBOR + 1.800%(1)(6)	256,426
400,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(1)(7)	379,460
1,000,000	Wells Fargo Commercial Mortgage Trust 4.14%, 10/15/2045	1,039,198
	Wells Fargo N.A.
12,505,278	0.70%, 12/15/2052(7)(9)	683,795
4,895,794	0.90%, 05/15/2062(7)(9)	318,515
	WF-RBS Commercial Mortgage Trust
915,000	5.22%, 06/15/2044(1)(7)	877,392
665,000	5.66%, 11/15/2044(1)(7)	666,753

		38,645,195

	Other Asset Backed Securities - 1.8%
221,743	AASET Trust 3.84%, 05/15/2039(1)	201,296
478,249	AASET U.S. Ltd. 4.45%, 11/18/2038(1)	428,504
255,000	Affirm Asset Securitization Trust 3.46%, 10/15/2024(1)	255,334
650,000	Atlas Senior Loan Fund Ltd. 1.78%, 01/15/2031, 3 mo. USD LIBOR + 1.500%(1)(6)	611,224
1,000,000	Barings BDC Static CLO Ltd. 1.93%, 04/15/2027, 3 mo. USD LIBOR + 1.650%(1)(6)	991,672
1,045,000	Benefit Street Partners CLO Ltd. 2.28%, 01/15/2033, 3 mo. USD LIBOR + 2.000%(1)(6)	1,016,070
545,000	BlueMountain CLO Ltd. 1.83%, 11/20/2028, 3 mo. USD LIBOR + 1.450%(1)(6)	529,652
	Carlyle U.S. CLO Ltd.
1,980,000	1.49%, 07/20/2031, 3 mo. USD LIBOR + 1.220%(1)(6)	1,932,072
1,200,000	1.72%, 10/20/2027, 3 mo. USD LIBOR + 1.450%(1)(6)	1,153,856
1,105,000	2.03%, 07/15/2032, 3 mo. USD LIBOR + 1.750%(1)(6)	1,070,578
235,406	Castlelake Aircraft Securitization Trust 3.97%, 04/15/2039(1)	205,062
174,104	Cloud Pass-Through Trust 3.55%, 12/05/2022(1)(7)	176,772
29,036	Daimler Trucks Retail Trust 2.77%, 04/15/2021(1)	29,076
400,000	Dewolf Park CLO Ltd. 2.43%, 10/15/2030, 3 mo. USD LIBOR + 2.150%(1)(6)	386,798
1,000,000	Eaton Vance CLO Ltd. 2.13%, 01/15/2028, 3 mo. USD LIBOR + 1.850%(1)(6)	986,434
$ 750,000	Harbor Park CLO Ltd. 1.97%, 01/20/2031, 3 mo. USD LIBOR + 1.700%(1)(6)	$730,440

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 569,575	Hertz Fleet Lease Funding L.P. 2.70%, 01/10/2033(1)	573,943
500,000	LCM XIII L.P. 1.41%, 07/19/2027, 3 mo. USD LIBOR + 1.140%(1)(6)	494,584
700,000	Neuberger Berman CLO Ltd. 1.88%, 01/15/2028, 3 mo. USD LIBOR + 1.600%(1)(6)	668,811
1,250,000	Neuberger Berman Loan Advisers CLO Ltd. 2.22%, 04/20/2031, 3 mo. USD LIBOR + 1.950%(1)(6)	1,242,919
340,697	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	282,902
178,516	SoFi Consumer Loan Program Trust 3.54%, 11/26/2027(1)	179,999
702,063	Sonic Capital LLC 3.85%, 01/20/2050(1)	747,409
340,000	Stack Infrastructure Issuer LLC 3.08%, 10/25/2044(1)	341,409
	START Ireland
55,070	3.54%, 11/15/2044(1)	47,279
164,913	4.09%, 03/15/2044(1)	145,329
	Towd Point Mortgage Trust
127,683	2.25%, 04/25/2056(1)(7)	128,591
227,184	2.75%, 10/25/2056(1)(7)	233,474
78,589	2.75%, 04/25/2057(1)(7)	80,217
296,641	2.75%, 06/25/2057(1)(7)	307,165
111,446	3.00%, 01/25/2058(1)(7)	115,405

		16,294,276

	Whole Loan Collateral CMO - 2.6%
	Angel Oak Mortgage Trust LLC
228,297	2.62%, 11/25/2059(1)(7)	229,984
32,771	2.71%, 11/25/2047(1)(7)	32,772
392,835	3.65%, 09/25/2048(1)(7)	400,313
	Benchmark Mortgage Trust
2,953,459	1.05%, 05/15/2052(7)(9)	206,143
12,801,721	1.23%, 03/15/2062(7)(9)	1,042,297
325,000	3.72%, 12/15/2072(7)	324,168
1,000,000	3.96%, 05/15/2052(7)	1,120,472
1,000,000	Chase Mortgage Reference Notes 2.68%, 10/25/2057, 1 mo. USD LIBOR + 2.500%(1)(6)	1,001,260
78,286	COLT Mortgage Loan Trust 3.69%, 10/26/2048(1)(7)	79,718
	Deephaven Residential Mortgage Trust
67,218	2.45%, 06/25/2047(1)(7)	67,208
47,786	2.58%, 10/25/2047(1)(7)	48,286
17,193	2.73%, 12/26/2046(1)(7)	17,167
95,861	2.98%, 12/25/2057(1)(7)	96,827
691,436	3.05%, 10/25/2059(1)(7)	697,526
82,841	3.56%, 04/25/2059(1)(7)	83,184
	Fannie Mae Connecticut Avenue Securities
277,630	1.12%, 10/25/2029, 1 mo. USD LIBOR + 0.950%(6)	277,478
440,658	2.32%, 10/25/2030, 1 mo. USD LIBOR + 2.150%(6)	428,549
361,096	2.37%, 08/25/2030, 1 mo. USD LIBOR + 2.200%(6)	345,716
442,977	2.42%, 07/25/2030, 1 mo. USD LIBOR + 2.250%(6)	427,168
399,880	2.72%, 12/25/2030, 1 mo. USD LIBOR + 2.550%(6)	384,344
887,089	2.82%, 02/25/2030, 1 mo. USD LIBOR + 2.650%(6)	858,130
910,837	3.72%, 07/25/2029, 1 mo. USD LIBOR + 3.550%(6)	917,735
635,814	4.42%, 01/25/2029, 1 mo. USD LIBOR + 4.250%(6)	640,571
677,759	4.52%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(6)	692,279
820,965	4.62%, 01/25/2029, 1 mo. USD LIBOR + 4.450%(6)	833,855
1,349,237	5.17%, 07/25/2025, 1 mo. USD LIBOR + 5.000%(6)	1,364,259
983,671	5.47%, 10/25/2028, 1 mo. USD LIBOR + 5.300%(6)	998,385
732,816	5.87%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(6)	763,853
857,949	6.07%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(6)	875,058
747,016	6.17%, 09/25/2028, 1 mo. USD LIBOR + 6.000%(6)	767,496
$ 721,693	6.92%, 08/25/2028, 1 mo. USD LIBOR + 6.750%(6)	$752,792

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 945,000	FREMF Mortgage Trust 4.19%, 05/25/2052(1)(7)	1,076,048
218,754	MetLife Securitization Trust 3.00%, 04/25/2055(1)(7)	227,966
	Mill City Mortgage Loan Trust
49,889	2.50%, 04/25/2057(1)(7)	50,248
221,011	2.75%, 01/25/2061(1)(7)	226,610
265,785	New Residential Mortgage Loan Trust 4.00%, 04/25/2057(1)(7)	285,556
	Seasoned Credit Risk Transfer Trust
320,109	3.50%, 03/25/2058	349,466
308,001	3.50%, 07/25/2058	336,722
449,828	3.50%, 10/25/2058	492,968
947,196	Sequoia Mortgage Trust 3.75%, 02/25/2048(1)(7)	962,017
241,588	Verus Securitization Trust 3.21%, 05/25/2059(1)(7)	246,422
31,810,122	Wells Fargo N.A. 0.96%, 08/15/2061(7)(9)	2,243,129

		23,272,145

	Total Asset & Commercial Mortgage-Backed Securities (cost $145,313,870)	$143,778,597

Corporate Bonds - 23.3%
	Aerospace/Defense - 0.4%
600,000	BAE Systems Holdings, Inc. 3.85%, 12/15/2025(1)	675,996
200,000	BAE Systems plc 3.40%, 04/15/2030(1)	225,497
	Boeing Co.
603,000	3.25%, 03/01/2028	601,084
170,000	3.45%, 11/01/2028	168,617
	Lockheed Martin Corp.
300,000	4.07%, 12/15/2042	401,224
135,000	4.85%, 09/15/2041	184,671
	United Technologies Corp.
300,000	3.95%, 08/16/2025	347,502
900,000	4.13%, 11/16/2028	1,081,411

		3,686,002

	Agriculture - 0.6%
	Altria Group, Inc.
1,150,000	4.40%, 02/14/2026	1,337,495
140,000	4.50%, 05/02/2043	164,496
180,000	5.80%, 02/14/2039	235,821
835,000	BAT Capital Corp. 3.56%, 08/15/2027	919,456
	BAT International Finance plc
565,000	3.25%, 06/07/2022(1)	590,785
65,000	3.50%, 06/15/2022(1)	68,200
1,250,000	Imperial Brands Finance plc 3.75%, 07/21/2022(1)	1,306,454
	Philip Morris International, Inc.
300,000	2.63%, 03/06/2023	317,388
80,000	4.88%, 11/15/2043	109,290

		5,049,385

	Airlines - 0.1%
458,390	Continental Airlines, Inc. 5.98%, 10/19/2023	438,841
239,604	Southwest Airlines Co. 6.15%, 02/01/2024	239,906
60,981	United Airlines Class B Pass-Through Trust 4.60%, 09/01/2027	45,296

		724,043

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Apparel - 0.2%
$ 640,000	G-III Apparel Group Ltd. 7.88%, 08/15/2025(1)	$645,408
	VF Corp.
160,000	2.80%, 04/23/2027	172,566
770,000	2.95%, 04/23/2030	848,273

		1,666,247

	Auto Manufacturers - 0.4%
580,000	Daimler Finance North America LLC 2.30%, 02/12/2021(1)	584,929
400,000	Ford Motor Credit Co. LLC 3.82%, 11/02/2027	392,500
550,000	General Motors Co. 6.13%, 10/01/2025	642,878
	General Motors Financial Co., Inc.
1,375,000	3.70%, 05/09/2023	1,435,002
335,000	3.95%, 04/13/2024	357,302
485,000	Volkswagen Group of America Finance LLC 3.35%, 05/13/2025(1)	529,309

		3,941,920

	Auto Parts & Equipment - 0.1%
675,000	Panther BF Aggregator L.P. / Panther Finance Co., Inc. 6.25%, 05/15/2026(1)	722,331

	Beverages - 0.4%
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
105,000	4.70%, 02/01/2036	128,810
385,000	4.90%, 02/01/2046	491,759
	Anheuser-Busch InBev Worldwide, Inc.
540,000	3.50%, 01/12/2024	594,812
115,000	3.75%, 07/15/2042	127,995
105,000	4.38%, 04/15/2038	126,301
15,000	4.50%, 06/01/2050	18,962
380,000	4.60%, 04/15/2048	470,287
	Molson Coors Brewing Co.
1,250,000	3.00%, 07/15/2026	1,320,280
180,000	3.50%, 05/01/2022	187,546

		3,466,752

	Biotechnology - 0.2%
	Amgen, Inc.
315,000	2.30%, 02/25/2031	335,999
1,425,000	2.65%, 05/11/2022	1,479,785

		1,815,784

	Chemicals - 0.3%
725,000	NOVA Chemicals Corp. 4.88%, 06/01/2024(1)	724,638
1,180,000	Sherwin-Williams Co. 2.95%, 08/15/2029	1,315,554
450,000	Syngenta Finance N.V. 5.18%, 04/24/2028(1)	488,733

		2,528,925

	Commercial Banks - 5.0%
	Bank of America Corp.
740,000	2.63%, 10/19/2020	743,670
1,381,000	3.42%, 12/20/2028, (3.42% fixed rate until 12/20/2027; 3 mo. USD LIBOR + 1.040% thereafter)(10)	1,560,381
450,000	3.59%, 07/21/2028, (3.59% fixed rate until 07/21/2027; 3 mo. USD LIBOR + 1.370% thereafter)(10)	512,838
635,000	4.00%, 04/01/2024	710,308
200,000	Bank of New York Mellon Corp. 3.00%, 02/24/2025	220,561
	Barclays plc
815,000	3.20%, 08/10/2021	833,826

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 720,000	3.93%, 05/07/2025, (3.93% fixed rate until 05/07/2024; 3 mo. USD LIBOR + 1.610% thereafter)(10)	$786,833
	BNP Paribas S.A.
390,000	2.82%, 11/19/2025, (2.82% fixed rate until 11/19/2024; 3 mo. USD LIBOR + 1.111% thereafter)(1)(10)	414,313
405,000	3.38%, 01/09/2025(1)	441,676
	BPCE S.A.
300,000	3.50%, 10/23/2027(1)	332,419
425,000	5.15%, 07/21/2024(1)	476,657
1,200,000	5.70%, 10/22/2023(1)	1,346,708
	Capital One Financial Corp.
615,000	3.75%, 04/24/2024	673,109
165,000	4.20%, 10/29/2025	185,384
	Citigroup, Inc.
1,000,000	2.88%, 07/24/2023, (2.88% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.950% thereafter)(10)	1,043,160
500,000	4.45%, 09/29/2027	582,098
500,000	Citizens Bank NA 2.55%, 05/13/2021	507,660
	Credit Agricole S.A.
360,000	3.25%, 10/04/2024(1)	391,537
250,000	3.75%, 04/24/2023(1)	269,465
1,150,000	4.13%, 01/10/2027(1)	1,325,713
	Credit Suisse Group AG
850,000	3.57%, 01/09/2023(1)	881,822
335,000	3.63%, 09/09/2024	373,336
250,000	3.87%, 01/12/2029, (3.87% fixed rate until 01/12/2028; 3 mo. USD LIBOR + 1.410% thereafter)(1)(10)	281,129
	Credit Suisse Group Funding Guernsey Ltd.
950,000	3.80%, 09/15/2022	1,009,666
1,125,000	4.55%, 04/17/2026	1,312,962
	Danske Bank A/S
485,000	3.88%, 09/12/2023(1)	522,246
200,000	5.00%, 01/12/2022(1)	210,761
250,000	5.38%, 01/12/2024(1)	282,281
670,000	Deutsche Bank AG 4.25%, 10/14/2021	691,695
440,000	Fifth Third Bancorp 2.55%, 05/05/2027	478,443
450,000	Fifth Third Bank 2.88%, 10/01/2021	461,773
	Goldman Sachs Group, Inc.
2,330,000	3.27%, 09/29/2025, (3.27% fixed rate until 09/29/2024; 3 mo. USD LIBOR + 1.201% thereafter)(10)	2,541,926
1,000,000	4.25%, 10/21/2025	1,141,711
300,000	6.25%, 02/01/2041	471,345
	HSBC Holdings plc
1,755,000	3.60%, 05/25/2023	1,883,339
200,000	4.04%, 03/13/2028, (4.04% fixed rate until 03/13/2027; 3 mo. USD LIBOR + 1.546% thereafter)(10)	223,744
	ING Groep N.V.
720,000	3.95%, 03/29/2027	838,977
1,100,000	4.63%, 01/06/2026(1)	1,302,237
	JP Morgan Chase & Co.
535,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 3 mo. USD SOFR + 2.040% thereafter)(10)	577,156
105,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(10)	119,062
650,000	3.25%, 09/23/2022	689,344
180,000	3.38%, 05/01/2023	192,845
555,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(10)	644,757
230,000	5.40%, 01/06/2042	344,063
920,000	Macquarie Group Ltd. 4.15%, 03/27/2024, (4.15% fixed rate until 03/27/2023; 3 mo. USD LIBOR + 1.330% thereafter)(1)(10)	990,790

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Morgan Stanley
$ 320,000	3.13%, 07/27/2026	$359,334
750,000	3.63%, 01/20/2027	863,431
875,000	3.70%, 10/23/2024	977,752
575,000	4.10%, 05/22/2023	625,247
550,000	5.75%, 01/25/2021	564,147
1,795,000	NBK SPC Ltd. 2.75%, 05/30/2022(1)	1,833,144
	Santander Holdings USA, Inc.
205,000	3.40%, 01/18/2023	214,656
1,095,000	3.70%, 03/28/2022	1,137,305
1,125,000	4.50%, 07/17/2025	1,241,781
410,000	Synchrony Bank 3.65%, 05/24/2021	416,358
695,000	Truist Financial Corp. 3.20%, 09/03/2021	714,774
165,000	U.S. Bancorp 3.70%, 01/30/2024	182,427
	UBS Group Funding Switzerland AG
785,000	2.95%, 09/24/2020(1)	787,889
550,000	3.00%, 04/15/2021(1)	560,251
315,000	3.13%, 08/13/2030, (3.13% fixed rate until 08/13/2029; 3 mo. USD LIBOR + 1.468% thereafter)(1)(10)	349,471
1,794,000	Wells Fargo & Co. 4.48%, 01/16/2024	1,990,663

		44,644,356

	Commercial Services - 0.4%
260,000	Ashtead Capital, Inc. 4.25%, 11/01/2029(1)	274,659
	CommonSpirit Health
597,000	2.95%, 11/01/2022	625,809
70,000	4.35%, 11/01/2042	77,800
	ERAC USA Finance LLC
255,000	3.30%, 12/01/2026(1)	270,971
510,000	4.50%, 08/16/2021(1)	528,071
120,000	4.50%, 02/15/2045(1)	130,393
550,000	5.63%, 03/15/2042(1)	681,071
1,200,000	IHS Markit Ltd. 3.63%, 05/01/2024	1,291,800

		3,880,574

	Construction Materials - 0.3%
956,000	Jeld-Wen, Inc. 4.88%, 12/15/2027(1)	972,730
443,000	Johnson Controls International plc 4.95%, 07/02/2064(6)(11)	564,574
290,000	Norbord, Inc. 5.75%, 07/15/2027(1)	308,850
675,000	Standard Industries, Inc. 6.00%, 10/15/2025(1)	702,985

		2,549,139

	Diversified Financial Services - 0.2%
700,000	Capital One Bank USA NA 3.38%, 02/15/2023	740,598
635,000	Charles Schwab Corp. 4.63%, 03/22/2030	815,473
415,000	Societe Generale S.A. 3.25%, 01/12/2022(1)	427,902

		1,983,973

	Electric - 1.7%
	Cleco Corporate Holdings LLC
275,000	3.38%, 09/15/2029	282,187
753,000	3.74%, 05/01/2026	801,082
425,000	4.97%, 05/01/2046	485,572

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 720,000	CMS Energy Corp. 3.00%, 05/15/2026	$785,695
	Dominion Energy South Carolina, Inc.
105,000	4.60%, 06/15/2043	141,579
156,000	6.63%, 02/01/2032	230,096
	Dominion Energy, Inc.
950,000	2.45%, 01/15/2023(1)	989,909
135,000	2.72%, 08/15/2021(6)(11)	137,849
510,000	4.10%, 04/01/2021(11)	521,301
	Duke Energy Corp.
105,000	2.65%, 09/01/2026	115,514
550,000	3.05%, 08/15/2022	575,256
120,000	3.40%, 06/15/2029	138,086
165,000	Evergy Metro, Inc. 2.25%, 06/01/2030	180,857
530,000	Evergy, Inc. 2.90%, 09/15/2029	586,311
1,205,000	Fortis, Inc. 3.06%, 10/04/2026	1,320,809
	Georgia Power Co.
165,000	3.70%, 01/30/2050	198,059
140,000	4.75%, 09/01/2040	178,515
425,000	Indianapolis Power and Light Co. 6.60%, 06/01/2037(1)	603,804
205,000	Infraestructura Energetica Nova S.A.B. de C.V. 4.88%, 01/14/2048(1)	200,388
645,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	715,212
661,000	Mid-Atlantic Interstate Transmission LLC 4.10%, 05/15/2028(1)	743,890
	NextEra Energy Capital Holdings, Inc.
1,310,000	2.25%, 06/01/2030	1,412,424
100,000	3.25%, 04/01/2026	113,174
160,000	Niagara Mohawk Power Corp. 3.03%, 06/27/2050(1)	181,373
550,000	Oglethorpe Power Corp. 5.25%, 09/01/2050	675,181
115,000	Oncor Electric Delivery Co. LLC 2.95%, 04/01/2025	126,179
85,000	PacifiCorp 4.13%, 01/15/2049	114,879
1,105,000	PPL Capital Funding, Inc. 3.10%, 05/15/2026	1,229,007
	San Diego Gas & Electric Co.
40,000	3.75%, 06/01/2047	50,335
10,000	4.15%, 05/15/2048	13,140
145,000	Southern California Edison Co. 2.25%, 06/01/2030	149,812
	Southern Co.
605,000	2.95%, 07/01/2023	642,802
245,000	4.40%, 07/01/2046	310,124
90,000	Tucson Electric Power Co. 4.00%, 06/15/2050	113,598
106,000	Union Electric Co. 4.00%, 04/01/2048	138,951

		15,202,950

	Electrical Components & Equipment - 0.2%
505,000	Energizer Holdings, Inc. 4.75%, 06/15/2028(1)	541,663
1,025,000	WESCO Distribution, Inc. 5.38%, 06/15/2024	1,047,755

		1,589,418

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Electronics - 0.1%
$ 565,000	Fortive Corp. 4.30%, 06/15/2046	$690,317

	Engineering & Construction - 0.1%
300,000	SBA Tower Trust 3.45%, 03/15/2048(1)	314,493
155,000	United Rentals North America Co. 3.88%, 02/15/2031	155,000

		469,493

	Environmental Control - 0.1%
445,000	Republic Services, Inc. 2.30%, 03/01/2030	478,637

	Food - 0.3%
1,325,000	Conagra Brands, Inc. 4.60%, 11/01/2025	1,547,383
325,000	Danone S.A. 2.95%, 11/02/2026(1)	362,736
150,000	McCormick & Co., Inc. 2.50%, 04/15/2030	163,470
510,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(1)	543,686
65,000	Sysco Corp. 5.65%, 04/01/2025	77,007
300,000	Tyson Foods, Inc. 5.10%, 09/28/2048	418,801

		3,113,083

	Gas - 0.3%
	Boston Gas Co.
165,000	3.00%, 08/01/2029(1)	185,325
125,000	3.15%, 08/01/2027(1)	139,297
560,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(1)	605,054
	Sempra Energy
1,075,000	3.25%, 06/15/2027	1,212,266
175,000	3.40%, 02/01/2028	197,995

		2,339,937

	Healthcare-Products - 0.5%
1,450,000	Alcon Finance Corp. 3.00%, 09/23/2029(1)	1,610,169
	Boston Scientific Corp.
660,000	2.65%, 06/01/2030	717,410
60,000	4.00%, 03/01/2029	70,732
700,000	DH Europe Finance S.a.r.l. 2.60%, 11/15/2029	768,655
	Zimmer Biomet Holdings, Inc.
440,000	3.05%, 01/15/2026	481,279
665,000	3.55%, 03/20/2030	743,211

		4,391,456

	Healthcare-Services - 0.8%
495,000	Aetna, Inc. 2.80%, 06/15/2023	523,870
631,000	Anthem, Inc. 3.30%, 01/15/2023	672,711
245,000	Centene Corp. 4.25%, 12/15/2027	260,313
	CommonSpirit Health
195,000	2.76%, 10/01/2024	204,201
105,000	4.19%, 10/01/2049	116,305
305,000	4.20%, 08/01/2023	327,892
125,000	Cottage Health Obligated Group 3.30%, 11/01/2049	145,317
	Dignity Health
214,000	3.81%, 11/01/2024	228,670

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 552,000	4.50%, 11/01/2042	$596,772
1,100,000	HCA, Inc. 5.25%, 06/15/2026	1,292,378
715,000	Humana, Inc. 2.90%, 12/15/2022	752,959
180,000	Memorial Sloan-Kettering Cancer Center 2.96%, 01/01/2050	203,340
	Mercy Health
565,000	3.56%, 08/01/2027	615,296
545,000	4.30%, 07/01/2028	624,222
	Toledo Hospital
400,000	5.33%, 11/15/2028	434,792
150,000	5.75%, 11/15/2038	178,916
	UnitedHealth Group, Inc.
55,000	2.90%, 05/15/2050	62,451
340,000	3.75%, 07/15/2025	390,403
5,000	3.85%, 06/15/2028	6,015

		7,636,823

	Household Products - 0.0%
146,760	Procter & Gamble - Esop 9.36%, 01/01/2021	148,653

	Insurance - 1.0%
	American International Group, Inc.
560,000	4.25%, 03/15/2029	665,302
99,000	4.50%, 07/16/2044	122,160
65,000	4.75%, 04/01/2048	84,452
1,150,000	Aon plc 3.88%, 12/15/2025	1,328,925
185,000	Chubb INA Holdings, Inc. 3.35%, 05/15/2024	205,009
1,175,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	1,358,053
115,000	Five Corners Funding Trust 4.42%, 11/15/2023(1)	128,868
515,000	Jackson National Life Global Funding 3.25%, 01/30/2024(1)	552,474
	Liberty Mutual Group, Inc.
23,000	4.25%, 06/15/2023(1)	25,249
77,000	4.57%, 02/01/2029(1)	93,766
150,000	Massachusetts Mutual Life Insurance Co. 3.38%, 04/15/2050(1)	166,303
485,000	MetLife, Inc. 3.60%, 04/10/2024	539,563
200,000	Prudential Financial, Inc. 3.50%, 05/15/2024	222,955
460,000	Prudential plc 3.13%, 04/14/2030	511,407
100,000	Teachers Insurance & Annuity Association of America 4.90%, 09/15/2044(1)	135,903
1,175,000	Willis North America, Inc. 3.60%, 05/15/2024	1,282,848
1,150,000	XLIT Ltd. 4.45%, 03/31/2025	1,297,723

		8,720,960

	Internet - 0.1%
480,000	Alibaba Group Holding Ltd. 3.60%, 11/28/2024	531,475

	IT Services - 0.4%
	Apple, Inc.
225,000	3.00%, 02/09/2024	243,638
170,000	3.25%, 02/23/2026	192,931
270,000	3.45%, 05/06/2024	299,471
35,000	4.45%, 05/06/2044	49,036

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,125,000	Hewlett Packard Enterprise Co. 4.90%, 10/15/2025	$1,300,515
	International Business Machines Corp.
700,000	1.95%, 05/15/2030	732,580
750,000	3.30%, 05/15/2026	853,274

		3,671,445

	Machinery-Diversified - 0.1%
	Otis Worldwide Corp.
70,000	2.57%, 02/15/2030(1)	75,907
130,000	3.11%, 02/15/2040(1)	143,910
245,000	3.36%, 02/15/2050(1)(2)	284,314

		504,131

	Media - 1.1%
	Charter Communications Operating LLC / Charter Communications Operating Capital
210,000	3.70%, 04/01/2051	220,328
1,125,000	4.91%, 07/23/2025	1,306,247
	Comcast Corp.
400,000	3.95%, 10/15/2025	463,425
100,000	4.05%, 11/01/2052	131,497
575,000	4.40%, 08/15/2035	742,516
34,000	6.40%, 05/15/2038	53,593
	Cox Communications, Inc.
1,225,000	3.35%, 09/15/2026(1)	1,381,068
35,000	4.60%, 08/15/2047(1)	46,918
920,000	4.80%, 02/01/2035(1)	1,196,575
	Discovery Communications LLC
260,000	4.65%, 05/15/2050	311,896
1,125,000	4.90%, 03/11/2026	1,318,907
920,000	Sky Ltd. 3.75%, 09/16/2024(1)	1,034,834
	Time Warner Cable LLC
80,000	6.55%, 05/01/2037	110,725
60,000	7.30%, 07/01/2038	87,217
30,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	35,544
1,150,000	ViacomCBS, Inc. 4.00%, 01/15/2026	1,293,890
	Walt Disney Co.
180,000	4.00%, 10/01/2023	198,101
300,000	4.75%, 09/15/2044	395,246

		10,328,527

	Mining - 0.2%
725,000	Glencore Finance Canada Ltd. 4.25%, 10/25/2022(1)	765,739
600,000	Kaiser Aluminum Corp. 6.50%, 05/01/2025(1)	636,000

		1,401,739

	Miscellaneous Manufacturing - 0.1%
850,000	Siemens Financieringsmaatschappij N.V. 3.13%, 03/16/2024(1)	926,678

	Oil & Gas - 0.9%
1,760,000	Aker BP ASA 3.75%, 01/15/2030(1)	1,744,648
450,000	BG Energy Capital plc 4.00%, 10/15/2021(1)	466,718
130,000	BP Capital Markets America, Inc. 3.25%, 05/06/2022	136,268
570,000	BP Capital Markets plc 3.81%, 02/10/2024	629,601
949,000	Cimarex Energy Co. 4.38%, 06/01/2024	1,012,403
40,000	ConocoPhillips Co. 4.95%, 03/15/2026	48,555

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Equinor ASA
$ 30,000	2.45%, 01/17/2023	$31,425
30,000	2.65%, 01/15/2024	32,096
35,000	2.88%, 04/06/2025	38,300
355,000	2.90%, 11/08/2020	357,386
1,355,000	3.00%, 04/06/2027	1,510,687
5,000	3.70%, 03/01/2024	5,545
700,000	Hess Corp. 7.30%, 08/15/2031	840,498
355,000	Saudi Arabian Oil Co. 3.50%, 04/16/2029(1)	396,585
325,000	Total Capital International S.A. 2.70%, 01/25/2023	342,619
625,000	WPX Energy, Inc. 5.88%, 06/15/2028	640,238

		8,233,572

	Packaging & Containers - 0.2%
465,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.13%, 08/15/2026(1)	482,577
305,000	Bemis Co., Inc. 2.63%, 06/19/2030	323,820
1,125,000	WRKCo, Inc. 4.65%, 03/15/2026	1,330,166

		2,136,563

	Pharmaceuticals - 1.0%
	AbbVie, Inc.
450,000	3.45%, 03/15/2022(1)	468,034
525,000	3.80%, 03/15/2025(1)	588,188
405,000	4.45%, 05/14/2046	518,456
275,000	4.85%, 06/15/2044(1)	365,805
225,000	5.00%, 12/15/2021(1)	235,842
805,000	Bayer U.S. Finance LLC 3.38%, 10/08/2024(1)	881,028
180,000	Bristol-Myers Squibb Co. 3.55%, 08/15/2022	190,899
1,240,000	Cigna Corp. 2.40%, 03/15/2030	1,322,820
	CVS Health Corp.
450,000	3.88%, 07/20/2025	510,278
1,035,000	4.10%, 03/25/2025	1,176,472
361,000	4.30%, 03/25/2028	428,868
165,000	5.13%, 07/20/2045	224,450
705,000	EMD Finance LLC 2.95%, 03/19/2022(1)	727,569
105,000	Merck & Co., Inc. 2.80%, 05/18/2023	112,203
180,000	Pfizer, Inc. 1.70%, 05/28/2030	188,948
	Takeda Pharmaceutical Co., Ltd.
225,000	3.03%, 07/09/2040	244,522
200,000	3.18%, 07/09/2050	218,999
355,000	Upjohn, Inc. 3.85%, 06/22/2040(1)	403,702

		8,807,083

	Pipelines - 1.6%
400,000	Columbia Pipeline Group, Inc. 4.50%, 06/01/2025	466,208
1,200,000	Enable Midstream Partners L.P. 4.40%, 03/15/2027	1,136,573
	Energy Transfer Operating L.P.
340,000	4.50%, 11/01/2023	362,330
1,125,000	4.75%, 01/15/2026	1,222,175
60,000	5.00%, 05/15/2050	59,536
214,000	7.60%, 02/01/2024	245,650

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 65,000	Enterprise Products Operating LLC 3.95%, 01/31/2060	$71,371
970,000	Florida Gas Transmission Co. LLC 2.55%, 07/01/2030(1)	1,024,110
	Kinder Morgan Energy Partners L.P.
419,000	4.25%, 09/01/2024	467,637
275,000	4.30%, 05/01/2024	304,782
	MPLX L.P.
670,000	4.13%, 03/01/2027	731,133
1,100,000	4.88%, 06/01/2025	1,246,500
1,175,000	ONEOK, Inc. 4.00%, 07/13/2027	1,207,375
750,000	Phillips 66 Partners L.P. 3.75%, 03/01/2028	795,382
1,075,000	Sabine Pass Liquefaction LLC 5.63%, 03/01/2025	1,247,570
	Sunoco Logistics Partners Operations L.P.
130,000	4.40%, 04/01/2021	132,531
650,000	5.35%, 05/15/2045	637,850
675,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 5.88%, 04/15/2026	717,377
1,100,000	TransCanada PipeLines Ltd. 4.88%, 01/15/2026	1,313,529
780,000	Western Midstream Operating L.P. 4.00%, 07/01/2022	804,944

		14,194,563

	Real Estate - 0.1%
825,000	WEA Finance LLC 4.13%, 09/20/2028(1)	856,576

	Real Estate Investment Trusts - 0.7%
	American Tower Corp.
150,000	4.40%, 02/15/2026	175,732
85,000	5.00%, 02/15/2024	97,564
785,000	Brandywine Operating Partnership L.P. 3.95%, 11/15/2027	817,379
440,000	Brixmor Operating Partnership L.P. 4.13%, 05/15/2029	470,646
425,000	Equinix, Inc. 3.00%, 07/15/2050	460,547
	Healthpeak Properties, Inc.
455,000	3.00%, 01/15/2030	490,550
670,000	4.00%, 06/01/2025	749,185
	SBA Tower Trust
100,000	1.88%, 07/15/2050(1)	100,633
665,000	2.84%, 01/15/2025(1)	694,003
350,000	Scentre Group Trust 1 / Scentre Group Trust 2 3.63%, 01/28/2026(1)	373,431
340,000	Simon Property Group L.P. 2.45%, 09/13/2029	345,063
	VEREIT Operating Partnership L.P.
335,000	3.40%, 01/15/2028	347,651
1,150,000	4.63%, 11/01/2025	1,263,897

		6,386,281

	Retail - 0.4%
825,000	AutoZone, Inc. 3.13%, 04/21/2026	910,819
	CVS Health Corp.
695,000	4.00%, 12/05/2023	766,338
160,000	4.88%, 07/20/2035	207,869
800,000	L Brands, Inc. 5.25%, 02/01/2028	743,008
275,000	Lowe’s Cos., Inc. 4.55%, 04/05/2049	369,100

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 155,000	Starbucks Corp. 3.35%, 03/12/2050	$170,689
185,000	TJX Cos., Inc. 4.50%, 04/15/2050	254,760

		3,422,583

	Savings & Loans - 0.0%
245,000	Nationwide Building Society 3.62%, 04/26/2023, (3.62% fixed rate until 04/26/2022; 3 mo. USD LIBOR + 1.181% thereafter)(1)(10)	255,695

	Semiconductors - 0.4%
	Broadcom, Inc.
315,000	4.11%, 09/15/2028(1)	355,823
50,000	4.25%, 04/15/2026(1)	56,477
1,285,000	4.70%, 04/15/2025(1)	1,469,598
345,000	Microchip Technology, Inc. 3.92%, 06/01/2021	353,180
1,150,000	Micron Technology, Inc. 4.98%, 02/06/2026	1,350,143

		3,585,221

	Software - 0.4%
800,000	Fiserv, Inc. 3.20%, 07/01/2026	901,663
	Microsoft Corp.
475,000	2.40%, 08/08/2026	523,074
505,000	2.88%, 02/06/2024	547,181
365,000	3.70%, 08/08/2046	475,354
325,000	Oracle Corp. 3.60%, 04/01/2050	388,938
825,000	Western Digital Corp. 4.75%, 02/15/2026	896,255

		3,732,465

	Telecommunications - 1.1%
	AT&T, Inc.
600,000	2.30%, 06/01/2027	635,482
630,000	3.10%, 02/01/2043(8)	648,463
950,000	3.60%, 07/15/2025	1,069,480
65,000	3.95%, 01/15/2025	73,216
500,000	4.13%, 02/17/2026	575,828
460,000	4.45%, 04/01/2024	518,213
136,000	4.85%, 03/01/2039	169,848
85,000	4.90%, 08/15/2037	106,698
600,000	British Telecommunications plc 3.25%, 11/08/2029(1)	665,789
	Deutsche Telekom International Finance B.V.
150,000	3.60%, 01/19/2027(1)	169,685
320,000	4.38%, 06/21/2028(1)	386,119
835,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.74%, 09/20/2029(1)	908,063
	T-Mobile USA, Inc.
1,085,000	2.05%, 02/15/2028(1)	1,114,501
1,095,000	3.88%, 04/15/2030(1)	1,254,049
370,000	Telefonica Emisiones S.A. 5.21%, 03/08/2047	476,626
	Verizon Communications, Inc.
726,000	4.52%, 09/15/2048	1,007,635
130,000	4.75%, 11/01/2041	181,955
93,000	4.81%, 03/15/2039	127,319

		10,088,969

	Toys/Games/Hobbies - 0.1%
581,000	Mattel, Inc. 6.75%, 12/31/2025(1)	622,292

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Transportation - 0.4%
	FedEx Corp.
$ 75,000	4.10%, 02/01/2045	$85,410
665,000	4.25%, 05/15/2030	797,982
100,000	4.55%, 04/01/2046	120,730
206,000	4.75%, 11/15/2045	256,804
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
90,000	2.70%, 11/01/2024(1)	94,770
400,000	3.38%, 02/01/2022(1)	412,799
1,330,000	3.95%, 03/10/2025(1)	1,472,640
	Union Pacific Corp.
305,000	3.25%, 02/05/2050	359,886
215,000	3.75%, 02/05/2070	264,482

		3,865,503

	Trucking & Leasing - 0.3%
1,250,000	Aviation Capital Group LLC 3.50%, 11/01/2027(1)	1,119,372
1,200,000	Avolon Holdings Funding Ltd. 4.38%, 05/01/2026(1)	1,061,653
455,000	GATX Corp. 4.70%, 04/01/2029	529,063

		2,710,088

	Water - 0.0%
240,000	American Water Capital Corp. 2.95%, 09/01/2027	269,478

	Total Corporate Bonds (cost $191,466,957)	$207,972,085

Equity Linked Securities - 12.9%
	Banks - 12.9%
52,339	AbbVie, Inc. (Barclays Bank plc) 12.00%, 09/23/2020(1)(7)	5,024,930
1,655	Amazon.com, Inc. (HSBC Bank plc) 12.00%, 08/26/2020(1)	5,156,947
173,500	AT&T, Inc. (Bank of Montreal) 12.00%, 08/26/2020(1)	5,175,064
18,900	Biogen, Inc. (Merrill Lynch International & Co. C.V.) 15.00%, 10/21/2020(1)	5,158,902
86,174	Bristol-Myers Squibb Co. (BNP Paribas Issuance B.V.) 25.00%, 09/23/2020(1)	5,110,257
29,500	Constellation Brands, Inc. (BNP Paribas Issuance B.V.) 25.00%, 09/23/2020(1)	5,262,630
16,500	Costco Wholesale Corp. (Bank of Montreal) 12.00%, 08/26/2020(1)	5,266,001
23,150	Facebook, Inc. (Bank of Montreal) 12.00%, 08/26/2020(1)	5,744,801
141,100	Gaming and Leisure Properties, Inc. (Merrill Lynch International & Co. C.V.) 15.00%, 10/21/2020(1)	5,229,440
68,162	Gilead Sciences, Inc. (BNP Paribas Issuance B.V.) 12.00%, 09/23/2020(1)	4,894,713
86,233	Intel Corp. (BNP Paribas Issuance B.V.) 12.00%, 10/21/2020(1)	4,225,275
14,117	Lam Research Corp. (BNP Paribas Issuance B.V.) 12.00%, 09/23/2020(1)	5,216,514
101,700	Micron Technology, Inc. (Merrill Lynch International & Co. C.V.) 15.00%, 10/21/2020(1)	5,134,912
25,200	Microsoft Corp. (Bank of Montreal) 12.00%, 08/26/2020(1)	5,137,766
74,429	Newmont Corp. (HSBC Bank plc) 12.00%, 10/21/2020(1)	5,073,081
33,500	PayPal Holdings Inc. (BNP Paribas Issuance B.V.) 12.00%, 10/21/2020(1)	5,579,416
85,700	Peloton Interactive, Inc. (HSBC Bank plc) 15.00%, 10/21/2020(1)	5,704,564

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 101,820	Raytheon Technologies Corp. (Barclays Bank plc) 12.00%, 08/26/2020(1)(7)	$5,896,344
69,034	Science Applications International Corp. (Canadian Imperial Bank of Commerce) 12.00%, 10/21/2020(1)	5,230,911
28,700	Spotify Technology S.A. (Bank of Montreal) 25.00%, 08/26/2020(1)	5,840,413
24,980	The Goldman Sachs Group, Inc. (BNP Paribas Issuance B.V.) 25.00%, 09/23/2020(1)	5,024,227
45,000	Thor Industries, Inc. (Merrill Lynch International & Co. C.V.) 15.00%, 10/21/2020(1)	5,150,761

		115,237,869

	Total Equity Linked Securities (cost $112,288,120)	$115,237,869

Foreign Government Obligations - 2.0%
	Indonesia - 0.6%
IDR 75,000,000,000	Indonesia Treasury Bond 7.00%, 09/15/2030	5,203,767

	Mexico - 0.3%
MXN 57,500,000	Mexican Bonos 8.50%, 05/31/2029	3,083,711

	Qatar - 0.5%
	Qatar Government International Bond
$ 2,320,000	2.38%, 06/02/2021(1)	2,349,000
250,000	3.38%, 03/14/2024(1)	271,104
670,000	3.75%, 04/16/2030(1)	787,330
315,000	3.88%, 04/23/2023(1)	339,988
315,000	4.00%, 03/14/2029(1)	373,149

		4,120,571

	Saudi Arabia - 0.1%
460,000	Saudi Government International Bond 2.88%, 03/04/2023(1)	481,444

	Tunisia - 0.5%
EUR 4,450,000	Banque Centrale de Tunisie International Bond 5.63%, 02/17/2024(12)	4,780,113

	Total Foreign Government Obligations (cost $17,948,980)	$17,669,606

Municipal Bonds - 1.0%
	Airport - 0.0%
$ 90,000	Broward County, FL, Airport System Rev 3.48%, 10/01/2043	92,498
	Dallas/Fort Worth International Airport
60,000	2.92%, 11/01/2050	61,580
55,000	3.09%, 11/01/2040	55,796

		209,874

	Education - 0.0%
150,000	Massachusetts School Building Auth 3.40%, 10/15/2040	161,571

	General - 0.4%
	Chicago, IL, Transit Auth
250,000	6.30%, 12/01/2021	258,767
455,000	6.90%, 12/01/2040	654,468
140,000	City of Sacramento, CA 6.42%, 08/01/2023(13)	163,465
220,000	Kansas, Dev Finance Auth 5.37%, 05/01/2026(13)	252,349
165,000	Metropolitan Transportation Auth, NY, Rev 6.67%, 11/15/2039	216,719
520,000	New York State Urban Dev Corp. Rev 2.10%, 03/15/2022	525,928
575,000	Philadelphia, PA, Auth for Industrial Dev 6.55%, 10/15/2028(13)	747,144

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 575,000	Sales Tax Securitization Corp., IL 4.79%, 01/01/2048	$735,948

		3,554,788

	General Obligation - 0.1%
245,000	California State, GO Taxable 7.35%, 11/01/2039	419,717
130,000	Chicago, IL, Metropolitan Water Reclamation Dist, GO 5.72%, 12/01/2038	191,526
550,000	State of Illinois, GO 5.10%, 06/01/2033	576,664

		1,187,907

	Higher Education - 0.1%
130,000	Pennsylvania State University 2.84%, 09/01/2050	143,250
165,000	University of California 1.61%, 05/15/2030	168,437
95,000	University of California 1.32%, 05/15/2027	96,559

		408,246

	Power - 0.0%
100,000	New York Utility Debt Securitization Auth 3.44%, 12/15/2025	104,272

	Transportation - 0.2%
210,000	Bay Area Toll Auth, CA 2.57%, 04/01/2031	227,915
	Foothill-Eastern Transportation Corridor Agency, CA
335,000	3.92%, 01/15/2053(13)	360,249
45,000	4.09%, 01/15/2049	47,899
350,000	Illinois State Toll Highway Auth 6.18%, 01/01/2034	507,542
20,000	Metropolitan Transportation Auth 6.20%, 11/15/2026	22,394
350,000	Metropolitan Transportation Auth, NY, Rev 5.18%, 11/15/2049	410,158
	New York and New Jersey Port Auth, Taxable Rev
40,000	5.86%, 12/01/2024	47,705
115,000	6.04%, 12/01/2029	157,026

		1,780,888

	Utility - Electric - 0.2%
375,000	Illinois Municipal Electric Agency 6.83%, 02/01/2035	516,893
	Municipal Electric Auth, GA
817,000	6.64%, 04/01/2057	1,242,248
113,000	6.66%, 04/01/2057	173,412

		1,932,553

	Total Municipal Bonds (cost $8,043,170)	$9,340,099

Senior Floating Rate Interests - 6.9%(14)
	Advertising - 0.0%
415,478	Clear Channel Outdoor Holdings, Inc. 3.76%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	368,737

	Aerospace/Defense - 0.1%
888,716	TransDigm, Inc. 2.41%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	$830,789

	Airlines - 0.1%
100,000	JetBlue Airways Corp. 6.25%, 06/17/2024, 1 mo. USD LIBOR + 5.250%	98,521
230,000	Mileage Plus Holdings LLC 6.25%, 06/20/2027, 1 mo. USD LIBOR + 5.250%	229,310

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 373,125	WestJet Airlines Ltd. 4.00%, 12/11/2026, 3 mo. USD LIBOR + 3.000%	$273,057

		600,888

	Auto Manufacturers - 0.1%
494,924	Navistar, Inc. 3.69%, 11/06/2024, 3 mo. USD LIBOR + 3.500%	478,012

	Auto Parts & Equipment - 0.2%
324,181	Adient U.S. LLC 4.72%, 05/06/2024, 3 mo. USD LIBOR + 4.250%	318,644
443,160	Altra Industrial Motion Corp. 2.16%, 10/01/2025, 3 mo. USD LIBOR + 2.000%	428,757
169,313	IAA, Inc. 2.44%, 06/28/2026, 3 mo. USD LIBOR + 2.250%	165,926
496,250	Panther BF Aggregator 2 3.67%, 04/30/2026, 3 mo. USD LIBOR + 3.500%	483,740
225,000	Trico Group LLC 0.00%, 02/02/2024(15)	214,313

		1,611,380

	Beverages - 0.1%
123,750	Refresco Holding B.V. 3.67%, 03/28/2025, 3 mo. USD LIBOR + 3.250%	120,140
EUR 490,000	Sunshine Investments B.V. 0.00%, 03/28/2025(15)	568,902

		689,042

	Chemicals - 0.1%
$ 431,335	Axalta Coating Systems U.S. Holdings, Inc. 2.06%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	421,630
237,600	Hexion, Inc. 3.80%, 07/01/2026, 3 mo. USD LIBOR + 3.500%	232,254
481,077	Starfruit Finco B.V. 3.18%, 10/01/2025, 1 mo. USD LIBOR + 3.000%	464,509
99,500	Univar, Inc. 2.16%, 11/22/2026, 1 mo. USD LIBOR + 2.000%	96,490

		1,214,883

	Commercial Services - 0.7%
376,894	Allied Universal Holdco LLC 4.41%, 07/12/2026, 1 mo. USD LIBOR + 4.250%	371,712
155,000	Amentum Government Services Holdings LLC 4.16%, 02/03/2027, 1 mo. USD LIBOR + 4.000%	153,837
477,600	AVSC Holding Corp. 5.50%, 10/15/2026, 1 mo. USD LIBOR + 4.500%	336,708
99,500	Belron Finance U.S. LLC 2.77%, 10/30/2026, 1 mo. USD LIBOR + 2.500%	97,344
987,406	Blackhawk Network Holdings, Inc. 3.16%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	917,053
249,364	BrightView Landscapes LLC 2.69%, 08/15/2025, 3 mo. USD LIBOR + 2.500%	243,753
540,000	Deerfield Dakota Holding LLC 4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	531,706
703,238	Dun & Bradstreet Corp. 3.92%, 02/08/2026, 1 mo. USD LIBOR + 3.750%	698,990
188,575	KAR Auction Services, Inc. 2.44%, 09/19/2026, 1 mo. USD LIBOR + 2.250%	181,503
497,500	Quikrete Holdings, Inc. 2.66%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	479,714
740,458	Tempo Acquisition LLC 2.91%, 05/01/2024, 1 mo. USD LIBOR + 2.750%	720,466
480,643	Trans Union LLC 1.91%, 11/13/2026, 1 mo. USD LIBOR + 1.750%	467,426
159,200	U.S. Ecology Holdings, Inc. 2.66%, 11/01/2026, 3 mo. USD LIBOR + 2.500%	157,011
EUR 575,000	Verisure Holding AB 0.00%, 10/21/2022(15)	671,510

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
EUR 100,000	Vertical Midco GmbH 0.00%, 07/14/2027(15)	$115,690

		6,144,423

	Construction Materials - 0.1%
$ 92,107	Advanced Drainage Systems, Inc. 2.44%, 09/24/2026, 1 mo. USD LIBOR + 2.250%	90,841
197,279	Brookfield WEC Holdings, Inc. 3.75%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	192,742
99,241	Hamilton Holdco LLC 2.31%, 01/02/2027, 1 mo. USD LIBOR + 2.000%	96,511
493,703	NCI Building Systems, Inc. 3.93%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	482,906

		863,000

	Distribution/Wholesale - 0.2%
744,375	American Builders & Contractors Supply Co., Inc. 2.16%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	721,582
789,899	Beacon Roofing Supply, Inc. 2.41%, 01/02/2025, 3 mo. USD LIBOR + 2.250%	765,499
247,475	SRS Distribution, Inc. 4.07%, 05/24/2025, 3 mo. USD LIBOR + 3.000%	238,813

		1,725,894

	Diversified Financial Services - 0.3%
EUR 148,125	AlixPartners LLP 3.25%, 04/04/2024, 3 mo. EURIBOR + 3.250%	170,309
$ 641,709	AlixPartners, LLP 2.66%, 04/04/2024, 1 mo. USD LIBOR + 2.500%	627,271
676,416	Aretec Group, Inc. 4.41%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	619,766
773,508	Crown Finance U.S., Inc. 3.32%, 02/28/2025, 3 mo. USD LIBOR + 2.250%	486,745
EUR 500,000	Nets Holding A/S 3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	567,113
$ 113,817	UFC Holdings LLC 4.25%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	110,427
446,388	Victory Capital Holdings, Inc. 2.80%, 07/01/2026, 1 mo. USD LIBOR + 2.500%	437,830

		3,019,461

	Energy-Alternate Sources - 0.1%
592,405	Medallion Midland Acquisition LLC 4.25%, 10/30/2024, 3 mo. USD LIBOR + 3.250%	529,314

	Engineering & Construction - 0.1%
493,639	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	449,419

	Entertainment - 0.1%
135,000	Banijay Entertainment S.A.S 0.00%, 03/01/2025(15)	130,275
493,639	CityCenter Holdings LLC 3.00%, 04/18/2024, 3 mo. USD LIBOR + 2.250%	456,078
246,209	Scientific Games International, Inc. 3.06%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	223,698
493,622	SeaWorld Parks & Entertainment, Inc. 3.75%, 03/31/2024, 1 mo. USD LIBOR + 3.000%	456,295

		1,266,346

	Food - 0.2%
145,423	Atkins Nutritionals Holdings, Inc. 4.75%, 07/07/2024, 1 mo. USD LIBOR + 3.750%	145,060
138,950	B&G Foods, Inc. 2.66%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	136,866
200,000	Froneri International plc 2.41%, 01/31/2027, 1 mo. USD LIBOR + 2.250%	191,536
740,606	Hostess Brands LLC 3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	722,705

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 292,788	U.S. Foods, Inc. 3.07%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	$275,220

		1,471,387

	Food Service - 0.0%
189,525	Aramark Services, Inc. 1.91%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	179,457

	Gas - 0.1%
592,500	Messer Industries USA, Inc. 2.81%, 03/01/2026, 3 mo. USD LIBOR + 2.500%	579,169

	Healthcare-Products - 0.0%
EUR 149,250	Grifols S.A. 2.25%, 11/15/2027, 3 mo. EURIBOR + 2.250%	173,480

	Healthcare-Services - 0.3%
$ 99,750	CPI Holdco LLC 4.41%, 11/04/2026, 1 mo. USD LIBOR + 4.250%	98,254
158,800	Emerald TopCo, Inc. 3.66%, 07/26/2026, 1 mo. USD LIBOR + 3.500%	155,889
99,250	Ensemble RCM LLC 4.01%, 08/01/2026, 3 mo. USD LIBOR + 3.750%	98,485
168,721	Gentiva Health Services, Inc. 3.44%, 07/02/2025, 1 mo. USD LIBOR + 3.250%	165,768
493,507	Jaguar Holding Co. 3.50%, 08/18/2022, 3 mo. USD LIBOR + 2.500%	491,207
500,000	MPH Acquisition Holdings LLC 3.75%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	491,770
498,844	Pathway Vet Alliance LLC 0.00%, 03/31/2027, 1 mo. USD LIBOR + 3.750%(15)	488,558
100,000	Surf Holdings LLC 3.83%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	97,000
771,125	Zelis Healthcare Corp. 4.91%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	768,649

		2,855,580

	Household Products - 0.0%
114,713	Reynolds Consumer Products LLC 1.91%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	112,329

	Insurance - 0.5%
692,933	Acrisure LLC 3.66%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	665,562
	Asurion LLC
448,682	3.16%, 08/04/2022, 1 mo. USD LIBOR + 3.000%	442,401
493,479	3.16%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	485,460
93,939	6.66%, 08/04/2025, 3 mo. USD LIBOR + 6.500%	94,615
888,665	Hub International Ltd. 3.26%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	861,881
EUR 215,000	Lorca Finco plc 0.00%, 07/01/2027(15)	247,424
$ 494,923	NFP Corp. 3.41%, 02/13/2027, 1 mo. USD LIBOR + 3.250%	472,964
125,000	Ryan Specialty Group LLC 0.00%, 06/29/2027(15)	124,062
	Sedgwick Claims Management Services, Inc.
888,722	3.41%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	846,507
100,000	5.25%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	98,667

		4,339,543

	IT Services - 0.0%
272,263	Science Applications International Corp. 2.41%, 03/13/2027, 1 mo. USD LIBOR + 2.250%	266,648

	Leisure Time - 0.3%
	Caesars Resort Collection LLC
740,506	2.91%, 12/22/2024, 3 mo. USD LIBOR + 2.750%	680,155
375,000	4.77%, 07/20/2025, 1 mo. USD LIBOR + 4.500%	360,821

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 280,000	Carnival Corp. 8.50%, 06/30/2025, 1 mo. USD LIBOR + 7.500%	$273,876
900,000	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	867,375
850,000	Golden Entertainment, Inc. 3.75%, 10/20/2024, 3 mo. USD LIBOR + 3.000%	772,438
166,145	SRAM LLC 3.75%, 03/15/2024, 3 mo. USD LIBOR + 2.750%	162,822

		3,117,487

	Lodging - 0.0%
338,235	Boyd Gaming Corp. 2.36%, 09/15/2023, 3 mo. USD LIBOR + 2.250%	326,444

	Machinery - Construction & Mining - 0.0%
205,000	Pro Mach Group, Inc. 0.00%, 03/07/2025(15)	195,006

	Machinery-Diversified - 0.0%
$ 180,000	Gardner Denver, Inc. 2.92%, 02/28/2027, 1 mo. USD LIBOR + 2.750%	177,120

	Media - 0.6%
493,687	AVSC Holding Corp. 4.25%, 03/01/2025, 3 mo. USD LIBOR + 3.250%	351,614
	CSC Holdings LLC
493,622	2.43%, 07/17/2025, 3 mo. USD LIBOR + 2.250%	476,040
363,175	2.68%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	350,616
425,886	Gray Television, Inc. 2.67%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	414,468
170,625	Houghton Mifflin Harcourt Publishing Co. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	151,856
607,163	ION Media Networks, Inc. 3.19%, 12/18/2024, 1 mo. USD LIBOR + 3.000%	588,001
592,424	MTN Infrastructure TopCo, Inc. 4.00%, 11/17/2024, 3 mo. USD LIBOR + 3.000%	576,624
103,523	NASCAR Holdings LLC 2.92%, 10/18/2026, 3 mo. USD LIBOR + 2.750%	101,035
662,831	Nexstar Broadcasting, Inc. 2.92%, 09/19/2026, 1 mo. USD LIBOR + 2.750%	644,192
283,571	Sinclair Television Group, Inc. 2.68%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	274,534
303,475	Terrier Media Buyer, Inc. 4.41%, 12/17/2026, 1 mo. USD LIBOR + 4.250%	295,400
530,000	Vertical Midco GmbH 0.00%, 07/01/2027(15)	522,273
500,000	Ziggo Financing Partnership 2.68%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	479,555

		5,226,208

	Metal Fabricate/Hardware - 0.1%
325,000	Cardtronics USA, Inc. 5.00%, 06/29/2027, 1 mo. USD LIBOR + 4.000%	322,562
428,056	Circor International, Inc. 4.25%, 12/11/2024, 1 mo. USD LIBOR + 3.250%	416,019

		738,581

	Miscellaneous Manufacturing - 0.2%
593,642	Core & Main L.P. 3.75%, 08/01/2024, 3 mo. USD LIBOR + 2.750%	576,949
179,550	Ingersoll-Rand Services Co. 1.91%, 02/28/2027, 1 mo. USD LIBOR + 1.750%	172,323
282,863	Tamko Building Products LLC 3.41%, 05/31/2026, 3 mo. USD LIBOR + 3.250%	277,205
493,655	USI, Inc. 3.31%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	476,481

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 246,819	Wilsonart LLC 4.25%, 12/19/2023, 3 mo. USD LIBOR + 3.250%	$240,804

		1,743,762

	Oil & Gas - 0.1%
493,719	NorthRiver Midstream Finance L.P. 3.55%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	471,195
493,719	Traverse Midstream Partners LLC 5.00%, 09/27/2024, 3 mo. USD LIBOR + 4.000%	429,535

		900,730

	Oil & Gas Services - 0.2%
184,538	Buckeye Partners L.P. 2.92%, 11/01/2026, 1 mo. USD LIBOR + 2.750%	180,098
480,150	Lower Cadence Holdings LLC 4.16%, 05/22/2026, 3 mo. USD LIBOR + 4.000%	422,734
826,650	UGI Energy Services LLC 3.91%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	814,597

		1,417,429

	Packaging & Containers - 0.3%
319,032	Berlin Packaging LLC 3.31%, 11/07/2025, 3 mo. USD LIBOR + 3.000%	306,430
435,600	Berry Global, Inc. 2.19%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	421,761
195,675	Charter NEX U.S., Inc. 3.41%, 05/16/2024, 1 mo. USD LIBOR + 3.250%	191,313
	Flex Acquisition Co., Inc.
497,278	3.55%, 06/29/2025, 3 mo. USD LIBOR + 3.250%	472,180
181,700	4.00%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	175,828
139,300	Pregis TopCo Corp. 4.16%, 08/01/2026, 1 mo. USD LIBOR + 4.000%	136,479
691,035	Reynolds Group Holdings, Inc. 2.91%, 02/05/2023, 3 mo. USD LIBOR + 2.750%	676,233

		2,380,224

	Pharmaceuticals - 0.3%
414,183	Bausch Health Cos., Inc. 3.18%, 06/01/2025, 3 mo. USD LIBOR + 3.000%	407,001
316,000	Catalent Pharma Solutions, Inc. 3.25%, 05/17/2026, 3 mo. USD LIBOR + 2.250%	313,368
460,000	Elanco Animal Health, Inc. 0.00%, 02/04/2027, 1 mo. USD LIBOR + 1.750%(15)	447,925
493,639	Endo International PLC 5.00%, 04/27/2024, 3 mo. USD LIBOR + 4.250%	471,257
656,700	Sunshine Luxembourg S.a.r.l. 5.32%, 10/02/2026, 1 mo. USD LIBOR + 4.250%	653,009

		2,292,560

	Real Estate - 0.1%
246,867	Belron Finance U.S. LLC 2.93%, 11/13/2025, 3 mo. USD LIBOR + 2.500%	241,312
EUR 260,000	Boels Topholding B.V. 0.00%, 02/05/2027, 1 mo. USD LIBOR + 4.000%(15)	295,548
$ 500,000	VICI Properties LLC 1.93%, 12/22/2024, 1 mo. USD LIBOR + 1.750%	479,885

		1,016,745

	Retail - 0.3%
453,850	B.C. Unlimited Liability Co. 1.91%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	435,056
493,655	Bass Pro Group LLC 6.07%, 09/25/2024, 3 mo. USD LIBOR + 5.000%	490,337
99,750	Buzz Merger Sub Ltd. 2.91%, 01/29/2027, 1 mo. USD LIBOR + 2.750%	96,758
494,907	Harbor Freight Tools USA, Inc. 3.25%, 08/16/2023, 3 mo. USD LIBOR + 2.500%	484,113

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 248,096	IRB Holding Corp. 3.75%, 02/05/2025, 1 mo. USD LIBOR + 2.750%	$232,466
495,000	Staples, Inc. 5.69%, 04/12/2026, 3 mo. USD LIBOR + 5.000%	424,740
641,645	U.S. Foods, Inc. 1.91%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	607,157

		2,770,627

	Semiconductors - 0.1%
494,778	Microchip Technology, Inc. 2.17%, 05/29/2025, 3 mo. USD LIBOR + 2.000%	491,067

	Software - 0.5%
99,750	AI Convoy (Luxembourg) S.a.r.l. 4.65%, 01/20/2027, 1 mo. USD LIBOR + 3.500%	96,758
493,639	CCC Information Services, Inc. 4.00%, 04/27/2024, 1 mo. USD LIBOR + 3.000%	488,396
372,093	CDW LLC 1.92%, 10/11/2026, 1 mo. USD LIBOR + 1.750%	371,007
388,914	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	379,946
324,188	DCert Buyer, Inc. 4.16%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	318,573
408,232	Epicor Software Corp. 0.00%, 07/30/2027, 1 mo. USD LIBOR + 4.250%(15)	407,534
98,744	McAfee LLC 3.92%, 09/29/2024, 3 mo. USD LIBOR + 3.750%	97,688
389,025	Navicure, Inc. 4.16%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	380,595
448,500	Playtika Holding Corp. 7.07%, 12/10/2024, 1 mo. USD LIBOR + 6.000%	451,864
626,512	SS&C Technologies Holdings Europe S.a.r.l. 1.91%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	606,150
415,000	Ultimate Software Group, Inc. 4.75%, 05/03/2026, 1 mo. USD LIBOR + 4.000%	414,846
213,530	Western Digital Corp. 1.91%, 04/29/2023, 1 mo. USD LIBOR + 1.750%	209,419
641,875	WEX, Inc. 2.41%, 05/17/2026, 3 mo. USD LIBOR + 2.250%	618,838

		4,841,614

	Telecommunications - 0.3%
493,655	Altice France S.A. 3.86%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	481,723
417,900	CenturyLink, Inc. 2.41%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	401,823
160,000	LCPR Loan Financing LLC 5.18%, 10/15/2026, 1 mo. USD LIBOR + 5.000%	160,400
EUR 518,617	Masmovil Holdphone S.A. 2.63%, 05/07/2026, 3 mo. EURIBOR + 2.625%	606,134
$ 750,000	Telenet Financing USD LLC 2.18%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	718,598
334,163	Zayo Group Holdings, Inc. 3.16%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	324,138

		2,692,816

	Textiles - 0.0%
246,867	ASP Unifrax Holdings, Inc. 4.82%, 12/14/2025, 3 mo. USD LIBOR + 3.750%	208,835

	Transportation - 0.1%
1,047,375	Genesee & Wyoming, Inc. 2.31%, 12/30/2026, 1 mo. USD LIBOR + 2.000%	1,027,087

	Total Senior Floating Rate Interests (cost $63,609,672)	$61,333,523

U.S. Government Agencies - 2.0%
	Mortgage-Backed Agencies - 2.0%
	FHLMC - 1.2%

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 304,370	0.92%, 03/25/2030, 1 mo. USD LIBOR + 0.750%(6)	$303,333
4,918	1.47%, 04/25/2029, 1 mo. USD LIBOR + 1.300%(6)	4,916
432,005	2.16%, 05/25/2029	466,409
260,000	2.28%, 07/25/2026	282,037
1,100,000	2.67%, 03/25/2030, 1 mo. USD LIBOR + 2.500%(6)	1,090,275
329,479	2.82%, 12/25/2029, 1 mo. USD LIBOR + 2.650%(6)	317,604
1,100,000	3.62%, 10/25/2029, 1 mo. USD LIBOR + 3.450%(6)	1,109,246
432,042	3.72%, 08/25/2029, 1 mo. USD LIBOR + 3.550%(6)	432,177
610,000	3.78%, 07/25/2050, 1 mo. USD LIBOR + 3.600%(1)(6)	605,139
21,034	4.00%, 03/01/2041	22,774
468,163	4.72%, 10/25/2024, 1 mo. USD LIBOR + 4.550%(6)	470,515
819,229	4.87%, 03/25/2028, 1 mo. USD LIBOR + 4.700%(6)	841,294
1,500,000	4.87%, 04/25/2028, 1 mo. USD LIBOR + 4.700%(6)	1,550,145
437,520	4.92%, 10/25/2024, 1 mo. USD LIBOR + 4.750%(6)	443,591
1,038,718	5.32%, 11/25/2028, 1 mo. USD LIBOR + 5.150%(6)	1,080,974
1,077,170	5.72%, 07/25/2028, 1 mo. USD LIBOR + 5.550%(6)	1,123,792
913,627	6.52%, 09/25/2028, 1 mo. USD LIBOR + 6.350%(6)	946,490

		11,090,711

	FNMA - 0.4%
$ 152,517	0.57%, 10/25/2024, 1 mo. USD LIBOR + 0.400%(6)	$152,128
300,000	2.78%, 06/01/2026	329,529
1,261,239	3.00%, 03/25/2053	1,315,869
150,000	3.07%, 02/01/2025	164,180
1,324,494	3.50%, 06/25/2059	1,474,281
9,306	4.50%, 04/01/2041	10,308

		3,446,295

	GNMA - 0.1%
$ 366	6.00%, 11/20/2023	$401
523	6.00%, 12/20/2023	579
40	6.00%, 01/20/2024	44
422	6.00%, 02/20/2024	463
103	6.00%, 02/20/2026	113
539	6.00%, 02/20/2027	592
148	6.00%, 01/20/2028	163
3,233	6.00%, 02/20/2028	3,557
5,548	6.00%, 04/20/2028	6,237
2,274	6.00%, 06/15/2028	2,543
13,993	6.00%, 07/20/2028	15,730
13,345	6.00%, 08/20/2028	15,016
4,513	6.00%, 10/15/2028	5,008
15,662	6.00%, 11/15/2028	17,422
13,871	6.00%, 03/20/2029	15,596
13,109	6.00%, 09/20/2029	14,532
19,697	6.00%, 04/20/2030	21,660
2,678	6.00%, 06/20/2030	2,944
1,746	6.00%, 08/15/2034	1,969
22,814	6.50%, 03/15/2028	25,317
3,359	6.50%, 05/15/2028	3,720
4,082	6.50%, 07/15/2028	4,499
8,660	6.50%, 10/15/2028	9,596
731	6.50%, 12/15/2028	818
11,219	6.50%, 01/15/2029	12,366
9,405	6.50%, 02/15/2029	10,559
42,582	6.50%, 03/15/2029	47,117
10,096	6.50%, 04/15/2029	11,200
6,289	6.50%, 05/15/2029	7,104
7,785	6.50%, 06/15/2029	8,698
10,001	6.50%, 02/15/2035	11,738
18,994	7.00%, 11/15/2031	21,367
12,381	7.00%, 03/15/2032	13,961
125,241	7.00%, 11/15/2032	151,809
3,239	7.00%, 01/15/2033	3,840
11,493	7.00%, 05/15/2033	13,568
19,280	7.00%, 07/15/2033	22,457

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 30,712	7.00%, 11/15/2033	$36,400
1,634	8.00%, 12/15/2029	1,657
1,441	8.00%, 04/15/2030	1,501
6,407	8.00%, 05/15/2030	6,506
192	8.00%, 07/15/2030	198
5,610	8.00%, 08/15/2030	5,908
6,875	8.00%, 11/15/2030	7,073
67,868	8.00%, 02/15/2031	74,377

		637,923

	UMBS - 0.3%
$ 2,500,000	UMBS MBS, TBA(16)	$2,626,562

	Total U.S. Government Agencies (cost $18,171,852)	$17,801,491

U.S. Government Securities - 7.4%
	U.S. Treasury Securities - 7.4%
	U.S. Treasury Bonds - 4.0%
$ 520,000	1.25%, 05/15/2050	$526,845
226,000	2.00%, 02/15/2050	271,527
4,105,000	2.88%, 05/15/2043	5,576,226
19,410,000	3.00%, 08/15/2048(17)	27,877,612
1,167,500	3.13%, 02/15/2043	1,643,804
200,000	3.13%, 08/15/2044	283,875

		36,179,889

	U.S. Treasury Notes - 3.4%
1,905,000	0.13%, 05/31/2022	1,905,223
1,450,000	0.13%, 06/30/2022	1,450,057
405,000	0.13%, 05/15/2023	405,047
2,465,000	0.25%, 05/31/2025	2,470,489
1,300,000	0.25%, 06/30/2025	1,302,336
4,615,000	0.63%, 05/15/2030	4,653,218
1,885,000	1.50%, 02/15/2030	2,057,227
5,395,000	1.63%, 10/31/2026	5,823,439
1,440,000	1.75%, 11/15/2029	1,603,181
3,020,000	2.13%, 03/31/2024	3,237,534
840,000	2.38%, 04/30/2026	939,619
3,895,000	2.88%, 08/15/2028	4,640,071

		30,487,441

	Total U.S. Government Securities (cost $52,372,647)	$66,667,330

Convertible Bonds - 1.0%
	Energy-Alternate Sources - 0.4%
3,259,000	Atlantica Sustainable Infrastructure Jersey Ltd. 4.00%, 07/15/2025(1)	3,332,576

	Internet - 0.3%
2,164,000	Booking Holdings, Inc. 0.90%, 09/15/2021	2,301,991

	Semiconductors - 0.3%
1,436,000	Microchip Technology, Inc. 1.63%, 02/15/2025	3,116,120

	Total Convertible Bonds (cost $7,763,136)	$8,750,687

Convertible Preferred Stocks - 0.2%
	Diversified Financials - 0.2%
1,297	Mandatory Exchangeable Trust , 6.50%*(1)	1,642,997

	Total Convertible Preferred Stocks (cost $1,297,000)	$1,642,997

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
	Total Long-Term Investments (cost $804,887,236)		$850,478,051

Short-Term Investments - 5.7%
	Repurchase Agreements - 5.6%
$ 49,916,706	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2020 at 0.070%, due on 08/03/2020 with a maturity value of $157,235; collateralized by U.S. Treasury Note 2.875%, maturing 11/30/2025, with a market value of $160,466		$49,916,706

	Securities Lending Collateral - 0.1%
48,588	Citibank NA DDCA, 0.09%, 8/3/2020(18)		48,588
56,697	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(18)		56,697
866,478	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.13%(18)		866,478

			971,763

	Total Short-Term Investments (cost $50,888,469)		$50,888,469

	Total Investments Excluding Purchased Options (cost $855,775,705)	100.9%	$901,366,520
	Total Purchased Options (cost $1,589,062)	0.0%	$101,062

	Total Investments (cost $857,364,767)	100.9%	$901,467,582
	Other Assets and Liabilities	(0.9)%	(8,267,173)

	Total Net Assets	100.0%	$893,200,409

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $299,792,146, representing 33.6% of net assets.

(2)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(3)	Investment valued using significant unobservable inputs.
(4)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,288,619 or 0.1% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	2,006,600	$872,909	$782,574
11/2013	Tory Burch LLC	13,296	1,042,090	506,045

			$1,914,999	$1,288,619

(5)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2020, the aggregate fair value of these securities was $1,288,619, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

(6)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2020. Base lending rates may be subject to a floor or cap.
(7)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(8)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $1,884,698 at July 31, 2020.
(9)	Securities disclosed are interest-only strips.
(10)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(11)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(12)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of this security was $4,780,113, representing 0.5% of net assets.

(13)

Principal and interest payments are insured against loss by a financial guaranty assurance agency. At July 31, 2020, the aggregate value of these securities was $1,523,207, representing 0.2% of net assets.

(14)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2020.

(15)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(16)	Represents or includes a TBA transaction.
(17)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2020, the market value of securities pledged was $775,575.
(18)	Current yield as of period end.

OTC Option Contracts Outstanding at July 31, 2020

Description	Counter -party	Exercise Price/FX Rate/Rate	Expiration Date		Number of Contracts	Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
Euro STOXX 50 Index Option	UBS	3,500.00	EUR	08/21/20	52,000	EUR 52,000	$101,062	$1,589,062	$(1,488,000)

Total purchased OTC option contracts							$101,062	$1,589,062	$(1,488,000)

Futures Contracts Outstanding at July 31, 2020

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 5-Year Note Future	89	09/30/20	11,225,125	67,946
U.S. Treasury 10-Year Note Future	44	09/21/20	$6,163,438	$7,941
U.S. Treasury 10-Year Ultra Future	88	09/21/20	14,014,000	193,714

Total				$269,601

Short position contracts:
U.S. Treasury Long Bond Future	14	09/21/20	$2,551,938	$(94,682)

Total futures contracts				$174,919

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Foreign Currency Contracts Outstanding at July 31, 2020

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
6,962,527	USD	6,380,000	CHF	JPM	08/31/20	$—	$(19,766)
16,041,339	USD	13,719,000	EUR	JPM	08/31/20	—	(129,530)
3,076,796	USD	27,020,000	SEK	BOA	08/31/20	—	(1,561)
Total Foreign Currency Contracts						$—	$(150,857)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BOA	Banc of America Securities LLC
JPM	JP Morgan Chase & Co.
UBS	UBS AG

Currency Abbreviations:
CHF	Swiss Franc
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
SEK	Swedish Krona
USD	United States Dollar

Index Abbreviations:
CPI	Consumer Price Index

Other Abbreviations:
ADR	American Depositary Receipt
CD	Certificate of Deposit
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
PJSC	Private Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
GO	General Obligation
PA	Port Authority
Rev	Revenue

Hartford Multi-Asset Income and Growth Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$4,756,784	$183,047	$4,573,737	$—
Banks	3,543,975	516,973	3,027,002	—
Capital Goods	12,486,860	2,425,007	10,061,853	—
Commercial & Professional Services	658,992	658,992	—	—
Consumer Durables & Apparel	20,769,733	13,809,635	6,960,098	—
Consumer Services	2,403,479	1,699,962	703,517	—
Diversified Financials	3,858,550	2,157,263	1,701,287	—
Energy	1,608,540	—	1,608,540	—
Food & Staples Retailing	6,740,956	1,688,986	5,051,970	—
Food, Beverage & Tobacco	20,553,154	7,428,899	13,124,255	—
Health Care Equipment & Services	2,450,989	1,486,559	964,430	—
Household & Personal Products	1,082,069	1,082,069	—	—
Insurance	4,357,711	—	4,357,711	—
Materials	4,365,473	899,821	3,465,652	—
Media & Entertainment	5,240,948	1,152,284	4,088,664	—
Pharmaceuticals, Biotechnology & Life Sciences	18,568,222	11,274,918	7,293,304	—
Real Estate	25,747,786	19,985,735	5,762,051	—
Retailing	7,165,227	2,502,410	3,374,198	1,288,619
Semiconductors & Semiconductor Equipment	4,462,769	2,266,229	2,196,540	—
Software & Services	10,919,910	10,047,545	872,365	—
Technology Hardware & Equipment	1,650,084	934,389	715,695	—
Telecommunication Services	18,096,007	6,966,682	11,129,325	—
Transportation	1,821,510	413,718	1,407,792	—
Utilities	16,974,039	3,336,771	13,637,268	—
Asset & Commercial Mortgage-Backed Securities	143,778,597	—	143,778,597	—
Corporate Bonds	207,972,085	—	207,972,085	—
Equity Linked Securities	115,237,869	25,365,482	89,872,387	—
Foreign Government Obligations	17,669,606	—	17,669,606	—
Municipal Bonds	9,340,099	—	9,340,099	—
Senior Floating Rate Interests	61,333,523	—	61,333,523	—
U.S. Government Agencies	17,801,491	—	17,801,491	—
U.S. Government Securities	66,667,330	—	66,667,330	—
Convertible Bonds	8,750,687	—	8,750,687	—
Convertible Preferred Stocks	1,642,997	1,642,997	—	—
Short-Term Investments	50,888,469	971,763	49,916,706	—
Purchased Options	101,062	—	101,062	—
Futures Contracts(2)	269,601	269,601	—	—

Total	$901,737,183	$121,167,737	$779,280,827	$1,288,619

Liabilities
Foreign Currency Contracts(2)	$(150,857)	$—	$(150,857)	$—
Futures Contracts(2)	(94,682)	(94,682)	—	—

Total	$(245,539)	$(94,682)	$(150,857)	$—

(1)	For the period ended July 31, 2020, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Municipal Income Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 90.0%
	Alabama - 2.7%
	Birmingham Airport Auth
$ 500,000	5.00%, 07/01/2030(1)	$663,435
300,000	5.00%, 07/01/2032(1)	392,331
150,000	Jefferson County, AL, Board of Education 5.00%, 02/01/2046	181,050
300,000	State of Alabama, Docks Department 5.00%, 10/01/2024(1)	352,728
335,000	State of Alabama, Troy University 5.00%, 11/01/2023(1)	381,843

		1,971,387

	Arizona - 1.5%
325,000	City of Phoenix, AZ, Civic Improvement Corp. 5.00%, 07/01/2031	401,960
100,000	Maricopa County, AZ, Industrial Dev Auth 5.00%, 09/01/2042	119,540
200,000	Maricopa County, AZ, Pollution Control Corp. 5.00%, 06/01/2035	200,570
200,000	Salt Verde Financial Corp., AZ, Rev 5.00%, 12/01/2037	278,284
110,000	Tempe, AZ, Industrial Dev Auth 4.00%, 10/01/2023(2)	109,640

		1,109,994

	California - 4.5%
50,000	Alameda County, Oakland, CA, Unified School Dist, GO 4.00%, 08/01/2034(1)	58,694
50,000	California County, CA, Tobacco Securitization Agency 5.00%, 06/01/2030	67,184
100,000	City of Los Angeles, CA, Department of Airports 5.00%, 05/15/2026	119,110
45,000	Elk Grove, CA, Finance Auth Special Tax 5.00%, 09/01/2032(1)	54,473
90,000	Los Angeles County, CA, Metropolitan Transportation Auth 4.00%, 06/01/2034	104,539
500,000	Los Angeles, CA, Department of Water & Power 0.11%, 07/01/2035(3)	500,000
	Orange County, CA, Community Facs Dist, Special Tax
100,000	5.00%, 08/15/2023	111,576
150,000	5.00%, 08/15/2033	174,143
100,000	Romoland, CA, School Dist 5.00%, 09/01/2043	113,096
100,000	San Bernardino City, CA, Unified School Dist, GO 0.00%, 08/01/2027(1)(4)	92,619
350,000	San Francisco, CA, City & County Airport Comm-San Francisco International Airport 5.00%, 05/01/2043	421,610
255,000	San Joaquin Hills, CA, Transportation Corridor Agency 0.00%, 01/15/2025(1)(4)	232,807
1,000,000	State of California, GO 4.00%, 03/01/2036	1,245,510

		3,295,361

	Colorado - 3.5%
	City & County of Denver, CO, Airport System Rev
300,000	5.00%, 12/01/2029	384,762
175,000	5.00%, 12/01/2036	247,667
150,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2040	160,013
100,000	Denver, CO, Urban Renewal Auth 5.25%, 12/01/2039(2)	102,040
45,000	E-470 Public Highway, CO, Auth Rev 1.16%, 09/01/2039, 1 mo. USD LIBOR + 1.050%(5)	45,013
	Park Creek, CO, Metropolitan Dist Rev

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 100,000	5.00%, 12/01/2023	$114,432
120,000	5.00%, 12/01/2029	155,986
1,000,000	State of Colorado 5.00%, 12/15/2033	1,362,090
25,000	Vauxmont, CO, Metropolitan Dist, GO 5.00%, 12/15/2030(1)	29,333

		2,601,336

	Connecticut - 2.1%
200,000	City of Bridgeport, CT, GO 5.00%, 07/15/2048(1)	238,378
	Connecticut State Health & Educational Facs Auth
190,000	5.00%, 07/01/2024	207,241
60,000	5.00%, 07/01/2042	70,016
250,000	Hamden, CT, GO 5.00%, 08/15/2025(1)	292,532
50,000	Hartford, CT, GO 5.00%, 07/01/2027(1)	59,258
170,000	State of Connecticut, GO 5.00%, 06/15/2026	204,870
250,000	State of Connecticut, Special Tax Rev 5.00%, 05/01/2033	328,755
100,000	Waterbury, CT, GO 5.00%, 11/15/2047	121,800

		1,522,850

	District of Columbia - 0.7%
150,000	Dist of Columbia Rev 5.00%, 07/01/2042	138,714
150,000	Dist of Columbia, GO 5.00%, 06/01/2032	174,660
175,000	Metropolitan Washington, DC, Airports Auth System Rev 5.00%, 10/01/2026	216,578

		529,952

	Florida - 4.7%
	Broward County, FL, Airport System Rev
55,000	4.00%, 10/01/2044	61,815
300,000	5.00%, 09/01/2028	374,535
70,000	City of Atlantic Beach, FL, Health Care Facs Auth 5.00%, 11/15/2048	73,329
	City of Tampa FL
45,000	0.00%, 09/01/2036(4)	27,371
50,000	0.00%, 09/01/2038(4)	27,759
200,000	Jacksonville, FL, Sales Tax Rev 5.00%, 10/01/2030	216,658
150,000	JEA, FL, Electric System Rev 5.00%, 10/01/2028	192,187
150,000	JEA, FL, Water & Sewer System Rev 5.00%, 10/01/2028	195,814
	Lee County, FL, Airport Rev
125,000	5.00%, 10/01/2032	148,533
100,000	5.00%, 10/01/2033	118,661
	Miami-Dade County, FL, Aviation Rev
15,000	5.00%, 10/01/2029	17,554
15,000	5.00%, 10/01/2031	17,424
20,000	5.00%, 10/01/2032	23,136
20,000	5.00%, 10/01/2033	23,061
65,000	Miami-Dade County, FL, Seaport Department Rev 5.00%, 10/01/2023	72,758
	Orange County, FL, Convention Center/Orlando
500,000	5.00%, 10/01/2023	558,520
285,000	5.00%, 10/01/2024	328,001
100,000	Orange County, FL, Health Facs Auth 5.00%, 08/01/2031	110,781
265,000	Polk County, FL, Industrial Dev Auth 5.00%, 01/01/2029	285,877

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 200,000	Port St. Lucie, FL, Special Assessment 4.00%, 07/01/2027	$237,078
60,000	Putnam County, FL, Dev Auth 5.00%, 03/15/2042	73,584
200,000	Seminole County, FL, Industrial Dev Auth 3.75%, 11/15/2025	185,784
70,000	Volusia County, FL, Educational Facs Auth 4.00%, 10/15/2035	81,396

		3,451,616

	Georgia - 1.9%
	Burke County, GA, Dev Auth Rev
165,000	2.25%, 10/01/2032(3)	170,226
70,000	2.35%, 10/01/2032(3)	70,309
125,000	3.00%, 11/01/2045(3)	130,765
30,000	Georgia Housing & Finance Auth Rev 3.50%, 06/01/2039	31,706
	Main Street Natural Gas, Inc., GA
170,000	5.00%, 05/15/2032	211,147
315,000	5.50%, 09/15/2028	410,155
	Municipal Electric Auth, GA
135,000	5.00%, 01/01/2024	153,329
100,000	5.00%, 01/01/2028	121,162
85,000	5.00%, 01/01/2056	100,949

		1,399,748

	Hawaii - 0.3%
150,000	State of Hawaii Airports System Rev 5.00%, 07/01/2031	188,342

	Idaho - 0.4%
260,000	Idaho Health Facs Auth 0.70%, 12/01/2048(3)	260,000

	Illinois - 12.5%
65,000	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO 0.00%, 01/01/2025(4)	63,238
100,000	Chicago, IL, Board of Education Rev 5.75%, 04/01/2035	115,531
	Chicago, IL, Board of Education, GO
150,000	5.00%, 12/01/2027	168,582
200,000	5.00%, 12/01/2046	217,352
200,000	5.25%, 12/01/2023(1)	212,944
140,000	5.25%, 12/01/2039	146,357
	Chicago, IL, Metropolitan Water Reclamation Dist, GO
235,000	5.00%, 12/01/2025	286,742
270,000	5.25%, 12/01/2032	386,240
	Chicago, IL, Midway International Airport Rev
100,000	5.00%, 01/01/2023	109,350
250,000	5.00%, 01/01/2041	273,010
105,000	Chicago, IL, O’Hare International Airport 5.00%, 01/01/2032	120,790
	Chicago, IL, Transit Auth
100,000	5.00%, 12/01/2044(1)	111,894
250,000	5.00%, 12/01/2046	281,950
160,000	5.25%, 12/01/2024	167,894
	City of Chicago, IL, GO
85,000	5.00%, 01/01/2022	87,765
250,000	5.00%, 01/01/2026	272,232
	City of Decatur, IL, GO
110,000	5.00%, 03/01/2034(1)	131,101
150,000	5.00%, 03/01/2035(1)	178,421
	Cook County, IL, Community High School Dist No. 212 Leyden
105,000	5.00%, 12/01/2027(1)	124,806
170,000	5.00%, 12/01/2030(1)	201,266
105,000	Cook County, IL, GO 5.00%, 11/15/2028	106,056

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Illinois State Finance Auth Rev
$ 45,000	5.00%, 09/01/2021	$46,296
150,000	5.00%, 11/15/2030	174,165
115,000	5.00%, 08/15/2033	149,975
245,000	5.00%, 08/15/2035	279,508
150,000	5.00%, 10/01/2041	173,463
	Illinois State Toll Highway Auth, Taxable Rev
300,000	5.00%, 01/01/2030	399,888
100,000	5.00%, 01/01/2031	129,983
150,000	Kane Cook & DuPage Counties, IL, GO 5.00%, 01/01/2035	171,507
	Kane County, IL, School Dist No. 131 Aurora East Side, GO
75,000	5.00%, 12/01/2025(1)	89,183
130,000	5.00%, 12/01/2026(1)	157,229
100,000	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist, GO 5.00%, 01/01/2023	111,098
	Metropolitan Pier & Exposition Auth, IL
105,000	0.00%, 12/15/2042(6)	70,971
200,000	5.00%, 12/15/2045	224,350
	Railsplitter, IL, Tobacco Settlement Auth
200,000	5.00%, 06/01/2023	221,684
70,000	5.00%, 06/01/2027	83,849
	Regional Transportation, IL, Auth Rev
80,000	5.00%, 06/01/2026	90,173
125,000	6.25%, 07/01/2022(1)	138,076
150,000	Sales Tax Securitization Corp., IL 5.00%, 01/01/2029	181,826
1,000,000	Sales Tax Securitization Corp., IL Rev 5.00%, 01/01/2037(1)	1,223,620
	State of Illinois, GO
225,000	5.00%, 11/01/2021	233,006
400,000	5.00%, 11/01/2026	454,688
50,000	5.00%, 02/01/2027	57,268
150,000	5.00%, 11/01/2028	171,933
250,000	5.00%, 05/01/2029	271,065
90,000	University of Illinois, IL, Auxiliary Facs Rev 5.00%, 04/01/2024	99,912

		9,168,237

	Indiana - 0.3%
83,864	City of Evansville, IN 3.00%, 06/01/2034(1)	90,585
115,000	Indiana Municipal Power Agency 5.00%, 01/01/2033	145,567

		236,152

	Iowa - 0.1%
45,000	State of Iowa, Finance Auth Rev 2.88%, 05/15/2049	45,077

	Kentucky - 0.5%
225,000	Kentucky Bond Dev Corp. 5.00%, 09/01/2035	261,749
90,000	Kentucky Economic Dev Finance Auth 5.00%, 12/01/2047(1)	96,308

		358,057

	Louisiana - 2.1%
	Louisiana State Local Gov’t Environmental Facs & Community Dev Auth Rev
100,000	5.75%, 11/15/2030	103,435
100,000	6.00%, 11/15/2030	105,055
	Louisiana State Public Facs Auth Rev
100,000	5.00%, 05/15/2035	114,120
100,000	5.00%, 05/15/2047	114,086
40,000	6.38%, 05/15/2031	41,929
655,000	New Orleans, LA, Aviation Board 5.00%, 01/01/2029(1)	825,935

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 200,000	5.00%, 01/01/2038	$233,978

		1,538,538

	Maryland - 1.7%
50,000	Maryland Health & Higher Educational Facs Auth 2.88%, 07/01/2023	50,368
750,000	Maryland Stadium Auth 5.00%, 05/01/2050(1)	1,191,075

		1,241,443

	Massachusetts - 2.6%
	Massachusetts Dev Finance Agency, Rev
250,000	5.00%, 10/01/2021(1)	262,647
100,000	5.00%, 07/01/2034	114,480
150,000	5.00%, 07/01/2048	178,660
	Massachusetts Housing Finance Agency
330,000	3.15%, 06/01/2023	351,793
300,000	3.30%, 06/01/2024	325,455
	Massachusetts State Dev Finance Agency
145,000	5.00%, 07/01/2037	172,910
150,000	5.00%, 07/01/2044	174,428
100,000	5.00%, 10/01/2047(2)	106,679
200,000	Massachusetts State, Port Auth 4.00%, 07/01/2046	218,024

		1,905,076

	Michigan - 3.6%
85,000	City of Detroit, MI, GO 5.00%, 04/01/2022	87,159
450,000	Ecorse, MI, Public School Dist, GO 5.00%, 05/01/2027(1)	574,843
150,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2046	176,259
250,000	Lansing, MI, School Dist, GO 5.00%, 05/01/2037(1)	322,572
	Michigan Finance Auth Rev
165,000	5.00%, 11/01/2034	212,324
100,000	5.00%, 07/01/2035	117,295
100,000	5.00%, 05/15/2038	114,090
90,000	Michigan State Hospital Finance Auth 5.00%, 11/15/2047	114,494
300,000	New Haven, MI, Community Schools, GO 5.00%, 05/01/2032(1)	395,823
	Richmond, MI, Community Schools, GO
255,000	5.00%, 05/01/2030(1)	340,815
60,000	5.00%, 05/01/2031(1)	79,745
50,000	State of Michigan Rev 5.00%, 03/15/2027	63,470
35,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2030	41,619

		2,640,508

	Minnesota - 1.0%
	Duluth, MN, Independent School Dist No. 709
20,000	4.00%, 02/01/2027(1)	23,154
250,000	5.00%, 02/01/2024(1)	286,582
79,461	Freddie Mac Multifamily, MN, Certificates 2.54%, 06/25/2037	87,182
100,000	Minneapolis-St. Paul, MN, Metropolitan Airports Commission 5.00%, 01/01/2031	120,259
200,000	St. Francis, MN, Independent School Dist No. 15, GO 4.00%, 02/01/2029(1)	215,710

		732,887

	Mississippi - 0.6%
400,000	State of Mississippi 5.00%, 10/15/2037	475,980

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Missouri - 1.6%
$ 250,000	Bi-State Dev Agency of the Missouri-Illinois Metropolitan Dist 4.00%, 10/01/2036	$298,620
165,000	City of St. Louis, MO, Airport Rev 5.00%, 07/01/2031	205,775
200,000	Kansas City, MO, Industrial Dev Auth 5.00%, 03/01/2039	242,662
	Kirkwood, MO, Industrial Dev Auth Retirement Community
100,000	5.25%, 05/15/2032	104,038
100,000	5.25%, 05/15/2050	100,672
200,000	St. Louis County, MO, Industrial Dev Auth 5.00%, 09/01/2023	209,562

		1,161,329

	Montana - 0.4%
115,000	Montana Board of Housing 4.25%, 12/01/2045(1)	128,460
150,000	Montana Facs Finance Auth Rev 5.00%, 02/15/2033	181,150

		309,610

	Nebraska - 0.5%
300,000	Central Plains, NE, Energy Project 5.00%, 09/01/2025	358,689

	Nevada - 2.0%
100,000	City of North Las Vegas, NV 3.50%, 06/01/2023	100,663
150,000	City of Reno, NV, Sales Tax Rev 5.00%, 06/01/2033(1)	183,876
40,000	City of Sparks, NV 2.50%, 06/15/2024(2)	39,635
140,000	Clark County, NV, Airport Rev 5.00%, 07/01/2026	152,495
	Clark County, NV, School Dist, GO
250,000	4.00%, 06/15/2036(1)	298,642
225,000	5.00%, 06/15/2028	277,786
100,000	5.00%, 06/15/2029	126,132
250,000	Las Vegas, NV, New Convention Center Auth Rev 5.00%, 07/01/2043	289,063

		1,468,292

	New Hampshire - 0.1%
70,000	New Hampshire Health and Education Facs Auth Act Rev 5.00%, 08/01/2059	106,569

	New Jersey - 1.7%
75,000	New Jersey Economic Dev Auth 5.00%, 06/15/2023	82,766
40,000	New Jersey Educational Facs Auth 4.00%, 07/01/2050(1)	45,044
50,000	New Jersey Health Care Facs Financing Auth Rev 5.25%, 07/01/2026	52,272
	New Jersey Transportation Trust Fund Auth
65,000	5.00%, 12/15/2023	72,836
70,000	5.00%, 12/15/2024	80,197
350,000	5.50%, 12/15/2020(1)	355,946
350,000	New Jersey Turnpike Auth 5.25%, 01/01/2026(1)	433,457
90,000	Tobacco Settlement Financing Corp., NJ 5.00%, 06/01/2029	114,619

		1,237,137

	New Mexico - 0.3%
205,000	City of Santa Fe, NM Rev 5.00%, 05/15/2039	211,753

	New York - 12.4%
	City of New York, NY, GO

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,800,000	0.14%, 08/01/2040(3)	$1,800,000
650,000	0.14%, 04/01/2042(3)	650,000
125,000	5.00%, 03/01/2039	161,940
	Metropolitan Transportation Auth, NY, Rev
500,000	5.00%, 11/15/2034(3)	541,610
300,000	5.00%, 11/15/2036	350,889
100,000	5.25%, 11/15/2027	123,767
100,000	5.25%, 11/15/2036	119,285
70,000	5.25%, 11/15/2040	71,013
215,000	New York City Transitional Finance Auth, Future Tax Secured Rev 4.00%, 05/01/2040	259,503
	New York State Dormitory Auth Rev
1,895,000	0.14%, 07/01/2031(3)	1,895,000
450,000	4.00%, 02/15/2037	539,685
150,000	5.00%, 03/15/2031	181,104
100,000	New York State Liberty Dev Corp. Rev 5.25%, 10/01/2035	140,927
500,000	New York State Urban Dev Corp. 5.00%, 03/15/2032	682,890
100,000	New York Transportation Dev Corp. Rev 5.00%, 07/01/2046	108,603
300,000	Port Auth of New York & New Jersey Rev 5.00%, 11/01/2038	376,776
	State of New York Mortgage Agency
300,000	3.25%, 10/01/2024	328,149
300,000	3.25%, 04/01/2025	320,490
210,000	3.50%, 10/01/2032	229,179
	Syracuse, NY, Industrial Dev Agency
110,000	5.00%, 01/01/2031	99,353
50,000	5.00%, 01/01/2033	44,104
100,000	TSASC, Inc., NY 5.00%, 06/01/2023	110,974

		9,135,241

	North Carolina - 0.6%
	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Galloway Ridge
250,000	5.00%, 01/01/2031	270,247
30,000	5.00%, 01/01/2039	31,186
120,000	5.00%, 01/01/2044	127,261

		428,694

	Ohio - 2.3%
50,000	Allen County, OH, Hospital Facs Rev 5.00%, 12/01/2035	65,000
200,000	American Municipal Power, Inc., OH 4.00%, 02/15/2036	222,878
	Buckeye, OH, Tobacco Settlement Finance Auth
750,000	0.00%, 06/01/2057(4)	108,412
730,000	5.00%, 06/01/2055	804,475
	Cleveland, OH, Airport System Rev
60,000	5.00%, 01/01/2022(1)	63,452
55,000	5.00%, 01/01/2023(1)	60,281
150,000	Cleveland, OH, Department of Public Utilities 5.00%, 11/15/2030(1)	195,910
140,000	State of Ohio, GO 5.00%, 06/15/2036	185,235

		1,705,643

	Oklahoma - 0.6%
	Oklahoma Dev Finance Auth
340,000	1.63%, 07/06/2023	339,055
35,000	5.25%, 08/15/2048	41,153
35,000	5.50%, 08/15/2057	41,526

		421,734

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Oregon - 0.8%
$ 55,000	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis, GO 5.00%, 06/15/2038(1)(6)	$70,092
40,000	Marion County, OR, School Dist No. 15 North Marion, GO 0.00%, 06/15/2037(1)(4)	24,324
35,000	Multnomah & Clackamas Counties, OR, School Dist No. 10JT Gresham-Barlow, GO 0.00%, 06/15/2038(1)(4)	21,459
55,000	Salem Hospital Facs Auth, OR 5.00%, 05/15/2025	59,253
150,000	Salem-Keizer, OR, School Dist No. 24J, GO 0.00%, 06/15/2022(1)(6)	156,280
110,000	State of Oregon Housing & Community Services Department 4.50%, 01/01/2049	121,916
210,000	Umatilla County, OR, School Dist No. 8R Hermiston, GO 0.00%, 06/15/2038(1)(4)	130,744

		584,068

	Pennsylvania - 3.3%
150,000	Allegheny County, PA, Port Auth 5.25%, 03/01/2021	154,200
300,000	City of Philadelphia, PA, GO 5.00%, 02/01/2039	380,004
160,000	City of Philadelphia, PA, Redev Auth 5.00%, 04/15/2025	184,918
150,000	Commonwealth Finance Auth, PA 5.00%, 06/01/2027	188,517
195,000	Erie, PA, City School Dist, GO 5.00%, 04/01/2029(1)	259,368
90,000	Harrisburg, PA, School Dist, GO 5.00%, 11/15/2026(1)	113,667
100,000	Lancaster County, PA, Hospital Auth 5.13%, 07/01/2037	103,672
100,000	Montgomery County, PA, Industrial Dev Auth Rev 5.00%, 12/01/2025	108,489
195,000	Pennsylvania Housing Finance Agency 4.75%, 04/01/2033	215,333
	Pennsylvania Turnpike Commission Rev
90,000	5.00%, 12/01/2031	108,005
145,000	5.00%, 12/01/2037	161,065
250,000	Philadelphia, PA, School Dist, GO 4.00%, 09/01/2036(1)	293,695
50,000	Pittsburgh, PA, Water & Sewer Auth 5.00%, 09/01/2033(1)	65,927
75,000	Wilkes-Barre Area, PA, School Dist, GO 5.00%, 04/15/2059(1)	92,188

		2,429,048

	Puerto Rico - 0.8%
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
400,000	4.33%, 07/01/2040	416,548
175,000	5.00%, 07/01/2058	189,096

		605,644

	Rhode Island - 1.0%
340,000	Rhode Island Commerce Corp. 5.00%, 05/15/2030	442,925
80,000	Rhode Island Health & Educational Building Corp. 5.00%, 05/15/2028(1)	99,979
50,000	Rhode Island Housing & Mortgage Finance Corp. 4.00%, 10/01/2032	51,287
130,000	Rhode Island Student Loan Auth 3.00%, 12/01/2024	134,766

		728,957

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	South Carolina - 0.6%
$ 150,000	South Carolina Jobs-Economic Dev Auth 5.00%, 05/01/2028	$184,938
	South Carolina State Public Service Auth
50,000	5.00%, 12/01/2031	57,664
50,000	5.00%, 12/01/2034	57,345
100,000	5.00%, 12/01/2050	114,048

		413,995

	South Dakota - 0.4%
295,000	South Dakota Housing Dev Auth 4.00%, 11/01/2049	331,784

	Tennessee - 1.2%
300,000	Chattanooga, TN, Health Educational & Housing Facs Board Rev 5.00%, 08/01/2039	369,972
150,000	Shelby County, TN, Health Educational & Housing Facs Board Rev 5.00%, 09/01/2025(2)	139,111
200,000	Tennessee Energy Acquisition Corp. 5.25%, 09/01/2026	247,532
145,000	Tennessee Housing Dev Agency 3.50%, 01/01/2047	155,491

		912,106

	Texas - 7.7%
	Arlington, TX, Higher Education Finance Corp. Rev
150,000	4.00%, 08/15/2030(1)	171,822
250,000	5.00%, 02/15/2027(1)	317,370
200,000	Austin, TX, Airport System Rev 5.00%, 11/15/2031	229,234
100,000	Austin, TX, Independent School Dist, GO 4.00%, 08/01/2033(1)	121,282
250,000	Central Texas Turnpike System Rev 5.00%, 08/15/2042	273,320
	City of San Antonio, TX, Electric & Gas Systems Rev
165,000	1.75%, 02/01/2049(3)	169,826
210,000	5.00%, 07/01/2026	253,021
250,000	Conroe, TX, Independent School Dist, GO 3.00%, 02/15/2036(1)	280,432
750,000	Dallas-Fort Worth, TX, International Airport Rev 5.00%, 11/01/2033	1,006,117
150,000	El Paso, TX, Independent School Dist, GO 5.00%, 08/15/2027(1)	187,919
110,000	Harris County, TX, Toll Road Auth 5.00%, 08/15/2031	141,447
290,000	Keller, TX, Independent School Dist, GO 4.00%, 02/15/2037(1)	355,563
75,000	Kerrville, TX, Health Facs Dev Corp. 5.00%, 08/15/2023	84,064
150,000	Lower Colorado River, TX, Auth Rev 5.00%, 05/15/2040	174,839
100,000	New Hope, TX, Cultural Education Facs Finance Corp. 5.00%, 11/01/2031	106,024
130,000	North Texas Tollway Auth Rev 5.00%, 01/01/2031	166,943
250,000	Northside, TX, Independent School Dist, GO 4.00%, 08/15/2034(1)	307,202
245,000	SA Energy Acquisition, TX, Public Facs Corp. 5.50%, 08/01/2022	267,795
500,000	State of Texas, GO 4.00%, 08/27/2020	501,280
250,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.25%, 12/15/2025	302,210
60,000	Texas Transportation Commission 0.00%, 08/01/2038(4)	28,962

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
$ 200,000	Wylie, TX, Independent School Dist, GO 4.00%, 08/15/2036(1)		$245,818

			5,692,490

	Utah - 0.9%
275,000	Salt Lake City Corp. Airport Rev 5.00%, 07/01/2029		340,508
175,000	Salt Lake County, UT 5.13%, 02/15/2033(1)		205,114
110,000	State of Utah, GO 3.00%, 07/01/2034		126,459

			672,081

	Virginia - 0.1%
65,000	Arlington County, VA, Industrial Dev Auth 5.00%, 07/01/2030		88,032

	Washington - 1.7%
140,000	Port of Seattle, WA 5.00%, 05/01/2028		176,183
500,000	Washington Health Care Facs Auth 5.00%, 09/01/2040		637,740
	Washington State Health Care Facs Auth Rev
115,000	5.00%, 01/01/2026		136,124
145,000	5.38%, 01/01/2040		159,441
150,000	Washington State Housing Finance Commission 5.00%, 01/01/2039(2)		153,019

			1,262,507

	Wisconsin - 1.7%
	Public Finance Auth, WI
500,000	4.00%, 07/01/2059(1)		545,535
200,000	5.00%, 10/01/2043(2)		203,202
95,000	5.00%, 10/01/2044		115,871
150,000	5.00%, 07/01/2048(1)		176,292
	Wisconsin Health & Educational Facs Auth
155,000	5.00%, 11/01/2024		163,271
45,000	5.00%, 11/01/2025		47,762

			1,251,933

	Total Municipal Bonds (cost $62,965,951)		$66,189,877

Short-Term Investments - 5.3%
	Repurchase Agreements - 5.3%
3,920,223	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2020 at 0.07%, due on 08/03/2020 with a maturity value of $3,920,246; collateralized by U.S. Treasury Note 1.375%, maturing 08/31/2026, with a market value of $3,998,642		3,920,223

	Total Short-Term Investments (cost $3,920,223)		$3,920,223

	Total Investments (cost $66,888,004)	95.3%	$70,110,100
	Other Assets and Liabilities	4.7%	3,490,345

	Total Net Assets	100.0%	$73,600,445

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

(1)

Principal and interest payments are insured against loss by a financial guaranty assurance agency. At July 31, 2020, the aggregate value of these securities was $16,129,910, representing 21.9% of net assets.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $853,326, representing 1.2% of net assets.

(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a zero-coupon bond.
(5)	Variable rate security; the rate reported is the coupon rate in effect at July 31, 2020. Base lending rates may be subject to a floor or cap.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
USD	United States Dollar

Other Abbreviations:
LIBOR	London Interbank Offered Rate

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
PA	Port Authority
Redev	Redevelpoment
Rev	Revenue
VA	Veterans Administration

Hartford Municipal Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Municipal Bonds	$66,189,877	$—	$66,189,877	$—
Short-Term Investments	3,920,223	—	3,920,223	—

Total	$70,110,100	$—	$70,110,100	$—

(1)	For the period ended July 31, 2020, there were no transfers in and out of Level 3.

The Hartford Municipal Opportunities Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 93.2%
	Alabama - 2.6%
	Alabama Federal Aid Highway Finance Auth
$ 1,615,000	5.00%, 09/01/2026	$1,776,500
1,250,000	5.00%, 09/01/2034	1,587,087
1,415,000	Birmingham, AL, Water Works Board Water Rev 5.00%, 01/01/2029	1,776,037
3,000,000	Jefferson County, AL, Board of Education 5.00%, 02/01/2042	3,647,970
2,660,000	Jefferson County, AL, GO 5.00%, 04/01/2024	3,095,043
	Lower Alabama Gas Dist
9,855,000	4.00%, 12/01/2050(1)	11,349,511
4,000,000	5.00%, 09/01/2031	5,258,000
	State of Alabama, Docks Department
230,000	5.00%, 10/01/2024(2)	270,425
1,000,000	5.00%, 10/01/2032(2)	1,234,030
	State of Alabama, Troy University
1,000,000	5.00%, 11/01/2025(2)	1,216,200
1,250,000	5.00%, 11/01/2026(2)	1,561,438
1,620,000	5.00%, 11/01/2027(2)	2,069,971

		34,842,212

	Alaska - 0.2%
	CIVICVentures, AK, Rev
2,000,000	5.00%, 09/01/2025	2,208,460
1,000,000	5.00%, 09/01/2026	1,101,240

		3,309,700

	Arizona - 0.8%
2,000,000	City of Phoenix, AZ, Civic Improvement Corp. 4.00%, 07/01/2038	2,271,260
4,925,000	Maricopa County, AZ, Pollution Control Corp. 5.00%, 06/01/2035	4,939,036
855,000	Salt Verde Financial Corp., AZ, Rev 5.25%, 12/01/2020	866,859
78,000	Sundance, AZ, Community Facs Dist 7.13%, 07/01/2027(3)	78,030
2,200,000	Tempe, AZ, Industrial Dev Auth 4.00%, 10/01/2023(3)	2,192,806

		10,347,991

	California - 7.5%
	Alameda County, Oakland, CA, Unified School Dist, GO
475,000	4.00%, 08/01/2034(2)	557,593
1,000,000	4.00%, 08/01/2036(2)	1,165,990
11,700,000	Bay Area Toll Auth 2.25%, 04/01/2045(1)	11,977,407
	California County, CA, Tobacco Securitization Agency
1,050,000	5.00%, 06/01/2022	1,100,736
150,000	5.00%, 06/01/2030	201,552
300,000	5.00%, 06/01/2032	394,782
500,000	5.00%, 06/01/2033	651,055
1,000,000	California Health Facs Finance Auth Rev 5.00%, 02/01/2029	1,248,020
	California State Communities Dev Auth Rev
535,000	5.00%, 10/01/2022	551,136
1,000,000	5.63%, 10/01/2032	1,045,240
2,000,000	California State Public Works Board, Lease Rev 5.25%, 10/01/2023	2,117,700
18,840,000	California State, GO 0.08%, 05/01/2033(1)	18,840,000
3,000,000	California State, GO Taxable 5.00%, 08/01/2029	3,786,090
1,000,000	City of Los Angeles, CA, Department of Airports Rev 5.00%, 05/15/2029	1,263,650

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Elk Grove, CA, Finance Auth Special Tax
$ 315,000	5.00%, 09/01/2031(2)	$382,013
910,000	5.00%, 09/01/2032(2)	1,101,564
2,600,000	Fresno, CA, Unified School Dist 0.00%, 08/01/2031(4)	1,984,762
	Hemet, CA, Unified School Dist Financing Auth
1,440,000	5.00%, 09/01/2030	1,640,160
1,535,000	5.00%, 09/01/2031	1,737,727
	Inglewood, CA, Redevelopment Agency
1,000,000	5.00%, 05/01/2028(2)	1,263,320
1,000,000	5.00%, 05/01/2029(2)	1,255,400
5,225,000	Long Beach, CA, Finance Auth Natural Gas 1.71%, 11/15/2027, 3 mo. USD LIBOR + 1.450%(5)	5,241,407
	Oakland, CA, Airport Rev
500,000	5.00%, 05/01/2023	533,715
2,000,000	5.00%, 05/01/2026	2,057,000
	Orange County, CA, Community Facs Dist Special Tax
980,000	5.00%, 08/15/2034	1,110,761
1,000,000	5.00%, 08/15/2036	1,151,050
2,500,000	5.00%, 08/15/2041	2,844,800
1,000,000	Rancho Cucamonga, CA, Redevelopment Agency Tax Allocation 5.00%, 09/01/2029(2)	1,166,530
2,000,000	Romoland, CA, School Dist 5.00%, 09/01/2048	2,244,420
60,000	San Diego, CA, Redevelopment Agency, Centre City Sub Package 5.25%, 09/01/2026	60,225
	San Diego, CA, United School Dist
805,000	4.00%, 07/01/2034	917,917
865,000	4.00%, 07/01/2035	983,073
	San Francisco, CA, City & County Airport Comm-San Francisco International Airport
1,400,000	5.00%, 05/01/2042	1,659,616
8,650,000	5.00%, 05/01/2043	10,419,790
	Santa Margarita, CA, Water Dist Special Tax
475,000	4.25%, 09/01/2021	489,644
485,000	5.00%, 09/01/2022	519,406
475,000	5.00%, 09/01/2023	525,117
480,000	5.00%, 09/01/2024	530,501
480,000	5.00%, 09/01/2025	528,725
2,065,000	5.00%, 09/01/2028	2,348,359
10,000,000	Southern California Public Power Auth 0.10%, 07/01/2036(1)	10,000,000
1,500,000	Stockton, CA, Redevelopment Agency 5.00%, 09/01/2029(2)	1,829,565

		101,427,518

	Colorado - 2.8%
	Arapahoe County, CO, School Dist No. 6 Littleton, GO
1,230,000	5.50%, 12/01/2032(2)	1,671,299
1,655,000	5.50%, 12/01/2034(2)	2,224,833
	City & County of Denver, CO, Airport System Rev
7,985,000	5.00%, 12/01/2029	10,241,082
1,000,000	5.00%, 12/01/2034	1,402,350
1,575,000	5.00%, 12/01/2036	2,229,003
	Colorado Health Facs Auth Rev
1,330,000	1.37%, 10/01/2039, 1 mo. USD LIBOR + 1.250%(5)	1,327,327
6,665,000	5.00%, 08/01/2044	8,116,437
1,470,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2031	1,592,333
1,440,000	Denver, CO, Urban Renewal Auth 5.25%, 12/01/2039(3)	1,469,376
1,930,000	E-470 Public Highway, CO, Auth Rev 1.16%, 09/01/2039, 1 mo. USD LIBOR + 1.050%(5)	1,930,560
	Park Creek, CO, Metropolitan Dist Rev
2,000,000	5.00%, 12/01/2029	2,401,000
1,195,000	5.00%, 12/01/2033	1,520,052
	Vauxmont, CO, Metropolitan Dist

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 230,000	5.00%, 12/15/2023(2)	$261,009
125,000	5.00%, 12/15/2025(2)	148,832
50,000	5.00%, 12/15/2026(2)	59,290
160,000	5.00%, 12/15/2032(2)	186,464
225,000	Vauxmont, CO, Metropolitan Dist, GO 5.00%, 12/15/2030(2)	263,999

		37,045,246

	Connecticut - 2.5%
6,500,000	City of Bridgeport, CT, GO 5.00%, 08/15/2025(2)	7,791,000
	Connecticut Housing Finance Auth
310,000	4.00%, 11/15/2044	322,319
965,000	4.00%, 11/15/2045	1,023,498
1,470,000	4.00%, 05/15/2047(2)	1,610,752
	Connecticut State Health & Educational Facs Auth
440,000	5.00%, 07/01/2027	495,321
430,000	5.00%, 07/01/2028	489,628
475,000	5.00%, 07/01/2029	546,222
720,000	5.00%, 07/01/2030	821,131
400,000	5.00%, 07/01/2031	452,676
950,000	Hartford, CT, GO 5.00%, 07/01/2027(2)	1,125,902
1,500,000	New Britain, CT, GO 5.00%, 03/01/2031(2)	1,862,820
2,600,000	New Haven, CT, GO 5.00%, 08/01/2024(2)	2,985,112
	State of Connecticut, GO
470,000	5.00%, 04/15/2022	506,698
250,000	5.00%, 03/15/2024	290,513
1,450,000	5.00%, 03/15/2025	1,741,943
750,000	5.00%, 05/15/2025	905,835
2,425,000	5.00%, 06/15/2026	3,011,559
2,500,000	5.00%, 04/15/2029	3,144,100
	State of Connecticut, Special Tax Rev
1,000,000	5.00%, 05/01/2032	1,324,730
750,000	5.00%, 05/01/2033	986,265
	Waterbury, CT, GO
405,000	5.00%, 11/15/2031	513,070
1,000,000	5.00%, 11/15/2032	1,259,800

		33,210,894

	District of Columbia - 0.1%
	Dist of Columbia Rev
735,000	5.00%, 07/01/2032	730,406
270,000	5.00%, 07/01/2037	259,848
755,000	Metropolitan Washington Airports Auth 5.00%, 10/01/2028	975,317

		1,965,571

	Florida - 5.4%
	Broward County, FL, Airport System Rev
1,330,000	0.00%, 10/01/2031(4)	996,542
1,000,000	0.00%, 10/01/2032(4)	716,820
2,175,000	4.00%, 10/01/2044	2,444,483
265,000	5.00%, 10/01/2020	266,858
285,000	5.00%, 10/01/2021	299,552
1,250,000	5.00%, 10/01/2024	1,459,063
2,830,000	5.00%, 09/01/2028	3,533,113
1,971,000	Capital Trust Agency, FL, MF Rev 2.77%, 09/01/2027(2)	2,038,073
1,430,000	City of Atlantic Beach, FL, Health Care Facs Auth 5.00%, 11/15/2048	1,498,011
	City of Tampa FL
1,000,000	0.00%, 09/01/2036(4)	608,240
1,000,000	0.00%, 09/01/2038(4)	555,170

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 2,065,000	Escambia County, FL, Health Facs Auth Rev 4.00%, 08/15/2050	$2,265,057
	Florida Dev. Finance Corp.
350,000	5.00%, 04/01/2023	386,148
500,000	5.00%, 04/01/2024	570,035
200,000	5.00%, 04/01/2025	234,372
3,380,000	Gainesville, FL, Utilities System Rev 5.00%, 10/01/2047	4,378,317
	Greater Orlando, FL, Aviation Auth
2,040,000	5.00%, 10/01/2024	2,139,980
5,000,000	5.00%, 10/01/2033	6,396,300
5,000,000	5.00%, 10/01/2034	6,378,400
500,000	Magnolia Creek, FL, Community Dev Dist Capital Improvement 5.90%, 05/01/2039*	90,000
1,000,000	Manatee County, FL, School Dist 5.00%, 10/01/2030(2)	1,245,660
190,000	Miami Beach, FL, Health Facs Auth 5.00%, 11/15/2020	192,179
1,000,000	Miami Beach, FL, Redevelopment Agency 5.00%, 02/01/2026	1,154,200
	Miami-Dade County, FL, Aviation Rev
1,000,000	5.00%, 10/01/2024	1,082,390
2,500,000	5.00%, 10/01/2026	2,740,050
530,000	5.00%, 10/01/2027	608,345
200,000	5.00%, 10/01/2035(2)	201,336
1,000,000	Orange County, FL, Convention Center/Orlando 5.00%, 10/01/2024	1,150,880
	Orange County, FL, Health Facs Auth
1,190,000	5.00%, 08/01/2024	1,341,392
1,280,000	5.00%, 08/01/2025	1,440,410
1,350,000	5.00%, 08/01/2026	1,514,511
	Palm Beach County, FL, Health Facs Auth
825,000	6.75%, 06/01/2024	885,761
1,000,000	6.80%, 06/01/2025	1,073,410
	Polk County, FL, Industrial Dev Auth
1,750,000	5.00%, 01/01/2039	1,828,085
4,850,000	5.00%, 01/01/2055	4,976,536
	Port St. Lucie, FL, Special Assessment
3,000,000	4.00%, 07/01/2028	3,538,560
3,000,000	4.00%, 07/01/2029	3,529,470
1,150,000	Putnam County, FL, Dev Auth 5.00%, 03/15/2042	1,410,360
3,330,000	Seminole County, FL, Industrial Dev Auth 3.75%, 11/15/2025	3,093,304
	Volusia County, FL, Educational Facs Auth
60,000	4.00%, 10/15/2035	69,768
55,000	4.00%, 10/15/2036	63,699
750,000	4.00%, 10/15/2037	865,890
750,000	4.00%, 10/15/2038	863,363

		72,124,093

	Georgia - 2.5%
	Burke County, GA, Dev Auth Rev
1,740,000	2.05%, 10/01/2032(1)	1,761,802
2,665,000	2.25%, 10/01/2032(1)	2,749,400
2,860,000	2.35%, 10/01/2032(1)	2,872,613
4,450,000	3.00%, 11/01/2045(1)	4,655,234
	Main Street Natural Gas, Inc., GA
2,150,000	4.00%, 08/01/2049(1)	2,441,497
4,165,000	5.00%, 05/15/2032	5,173,097
	Municipal Electric Auth, GA
1,170,000	5.00%, 01/01/2022	1,235,953
1,000,000	5.00%, 11/01/2022	1,091,580
1,075,000	5.00%, 01/01/2024	1,179,963
1,825,000	5.00%, 01/01/2028(2)	2,228,653
4,595,000	5.00%, 01/01/2028	5,567,394

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,700,000	5.00%, 01/01/2056	$2,018,988

		32,976,174

	Hawaii - 0.2%
2,000,000	State of Hawaii Airports System 5.00%, 08/01/2022	2,154,060

	Idaho - 0.1%
1,115,000	Idaho Health Facs Auth 0.70%, 12/01/2048(1)(6)	1,115,000

	Illinois - 14.2%
	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO
530,000	0.00%, 01/01/2025(4)	515,632
765,000	0.00%, 01/01/2027(4)	718,021
	Chicago, IL, Board of Education Rev
1,000,000	5.00%, 04/01/2046	1,088,160
715,000	6.00%, 04/01/2046	827,276
	Chicago, IL, Board of Education, GO
2,500,000	0.00%, 12/01/2025(4)	2,082,450
1,030,000	5.00%, 12/01/2022	1,082,139
600,000	5.00%, 12/01/2023	642,318
1,000,000	5.00%, 12/01/2024(2)	1,122,900
3,500,000	5.00%, 12/01/2034	3,843,875
1,510,000	5.00%, 12/01/2042	1,537,739
3,760,000	5.00%, 12/01/2046	4,086,218
500,000	5.25%, 12/01/2020(2)	507,515
	Chicago, IL, Metropolitan Water Reclamation Dist, GO
3,500,000	5.00%, 12/01/2027	4,273,220
2,530,000	5.00%, 12/01/2031	2,655,134
1,700,000	5.25%, 12/01/2032	2,431,884
500,000	Chicago, IL, Midway International Airport Rev 5.00%, 01/01/2021	508,060
	Chicago, IL, Transit Auth
415,000	5.00%, 06/01/2025	491,070
8,250,000	5.00%, 12/01/2046	9,304,350
800,000	5.25%, 12/01/2027	837,960
5,000,000	5.25%, 12/01/2028	5,233,200
	City of Chicago, IL, GO
325,000	0.00%, 01/01/2026(2)(4)	282,610
1,280,000	5.00%, 01/01/2021	1,301,981
215,000	5.00%, 01/01/2022	221,994
65,000	5.00%, 01/01/2023	68,575
1,000,000	5.00%, 12/01/2023	1,005,930
2,000,000	5.00%, 01/01/2024	2,151,300
	City of Chicago, IL, Wastewater Transmission Rev
1,000,000	5.00%, 01/01/2028	1,158,730
2,500,000	5.00%, 01/01/2029	2,898,000
	City of Chicago, IL, Waterworks Rev
135,000	5.00%, 11/01/2023	147,176
1,000,000	5.00%, 11/01/2027	1,208,950
1,020,000	5.00%, 11/01/2028	1,165,952
1,205,000	5.00%, 11/01/2029	1,301,292
3,465,000	Cook County, IL, Community Consolidated School Dist No. 15, GO 5.00%, 12/01/2024	4,115,311
	Cook County, IL, Community High School Dist No. 212 Leyden
1,775,000	5.00%, 12/01/2026(2)	2,112,321
310,000	5.00%, 12/01/2027(2)	368,475
1,000,000	5.00%, 12/01/2034(2)	1,180,170
	Cook County, IL, GO
1,000,000	5.00%, 11/15/2026	1,189,790
4,300,000	5.00%, 11/15/2027	5,095,500
	Illinois Finance Auth
320,000	5.00%, 09/01/2020	320,646
240,000	5.00%, 09/01/2022	255,144
	Illinois State Finance Auth Rev
1,000,000	5.00%, 10/01/2023	1,119,030
1,000,000	5.00%, 11/15/2023	1,134,780

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 5,000,000	5.00%, 02/15/2027	$6,274,950
700,000	5.00%, 10/01/2028	840,875
1,000,000	5.00%, 11/15/2028	1,191,210
2,650,000	5.00%, 11/15/2031	3,066,156
1,420,000	5.00%, 08/15/2033	1,851,865
2,500,000	5.00%, 11/15/2033	2,873,600
2,135,000	5.00%, 11/15/2034	2,494,235
1,045,000	5.00%, 08/15/2035	1,350,662
	Illinois State Toll Highway Auth, Taxable Rev
1,000,000	5.00%, 01/01/2027	1,098,780
2,500,000	5.00%, 01/01/2031	3,169,835
	Kane Cook & DuPage Counties, IL, GO
4,200,000	5.00%, 01/01/2031	4,817,526
1,700,000	5.00%, 01/01/2034	1,945,599
1,700,000	5.00%, 01/01/2035	1,943,746
	Kane McHenry Cook & DeKalb Counties, IL, Unified School Dist No. 300, GO
1,875,000	5.00%, 01/01/2027	2,237,475
2,000,000	5.00%, 01/01/2029	2,578,320
1,665,000	Kendall Kane & Will Counties, IL, Unified School Dist, GO 5.00%, 02/01/2034	1,952,845
	Metropolitan Pier & Exposition Auth, IL
4,000,000	0.00%, 12/15/2024(2)(4)	3,591,960
2,000,000	0.00%, 06/15/2027(2)(4)	1,709,520
3,895,000	0.00%, 12/15/2042(7)	2,632,669
1,650,000	5.00%, 12/15/2020(2)	1,665,081
1,000,000	5.00%, 12/15/2035	1,066,550
	Railsplitter, IL, Tobacco Settlement Auth
1,000,000	5.00%, 06/01/2026	1,203,910
1,940,000	5.00%, 06/01/2027	2,323,810
1,000,000	5.50%, 06/01/2023	1,043,830
	Regional Transportation, IL, Auth Rev
600,000	5.00%, 06/01/2035	685,080
8,775,000	6.00%, 07/01/2024(2)	9,984,019
3,525,000	6.00%, 07/01/2031(2)	4,894,180
	Sales Tax Securitization Corp., IL
2,560,000	5.00%, 01/01/2029	3,161,544
5,545,000	5.00%, 01/01/2030	6,946,055
	State of Illinois, GO
7,100,000	5.00%, 11/01/2021	7,352,618
3,500,000	5.00%, 11/01/2024	3,868,620
1,500,000	5.00%, 08/01/2025	1,578,945
3,500,000	5.00%, 11/01/2025	3,929,870
1,985,000	5.00%, 02/01/2026	2,157,695
2,000,000	5.00%, 10/01/2026	2,281,460
6,540,000	5.00%, 11/01/2026	7,434,149
1,200,000	5.00%, 02/01/2027	1,374,432
2,715,000	5.00%, 11/01/2028	3,111,987
950,000	5.00%, 05/01/2033	1,018,315
835,000	5.38%, 05/01/2023	908,355
	State of Illinois, Sales Tax Rev
1,185,000	5.00%, 06/15/2024	1,278,840
545,000	6.50%, 06/15/2022	554,156

		191,038,107

	Indiana - 1.0%
2,002,872	City of Evansville, IN 3.00%, 06/01/2034(2)	2,163,383
	Indiana Municipal Power Agency
1,050,000	5.00%, 01/01/2032	1,336,461
870,000	5.00%, 01/01/2033	1,101,246
180,000	5.00%, 01/01/2034	226,991
1,000,000	Indiana State Finance Auth Hospital Rev 5.00%, 12/01/2029	1,163,650
1,625,000	Indiana State Finance Auth Rev 5.00%, 03/01/2023	1,701,212
	Indianapolis, IN, Local Public Improvement Bond Bank

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,000,000	5.00%, 01/01/2029	$1,112,240
1,000,000	5.00%, 01/01/2031	1,190,020
775,000	Richmond, IN, Hospital Auth Rev 5.00%, 01/01/2035	873,487
2,000,000	Whiting, IN, Environmental Facs Rev 5.00%, 03/01/2046(1)	2,210,400

		13,079,090

	Iowa - 0.1%
	Iowa Student Loan Liquidity Corp.
180,000	5.00%, 12/01/2022	192,431
650,000	5.00%, 12/01/2024	730,171
990,000	State of Iowa, Finance Auth Rev 2.88%, 05/15/2049	991,693

		1,914,295

	Kansas - 0.2%
	Wyandotte County-Kansas City, KS System Rev
1,000,000	5.00%, 09/01/2025	1,177,610
1,390,000	5.00%, 09/01/2028	1,684,041

		2,861,651

	Kentucky - 1.1%
	Kentucky Bond Dev Corp.
1,000,000	5.00%, 09/01/2032	1,184,280
1,100,000	5.00%, 09/01/2033	1,294,469
1,200,000	5.00%, 09/01/2034	1,405,008
1,025,000	5.00%, 09/01/2035	1,192,413
2,910,000	Kentucky Economic Dev Finance Auth 5.00%, 12/01/2047(2)	3,113,962
4,000,000	Kentucky Public Energy Auth 4.00%, 01/01/2049(1)	4,464,040
2,600,000	Louisville & Jefferson County, KY, Metropolitan Gov’t Rev Catholic Health Initiatives 5.00%, 12/01/2023	2,817,256

		15,471,428

	Louisiana - 1.3%
	Louisiana State Local Gov’t Environmental Facs & Community Dev Auth Rev
975,000	5.75%, 11/15/2030	1,008,491
1,155,000	6.00%, 11/15/2030	1,213,385
1,750,000	6.00%, 11/15/2035	1,816,220
4,000,000	Louisiana State, GO 5.00%, 12/01/2031	4,729,560
	New Orleans, LA, Aviation Board
750,000	5.00%, 01/01/2026	897,458
500,000	5.00%, 01/01/2027	611,275
1,250,000	5.00%, 01/01/2034	1,419,650
710,000	5.00%, 01/01/2035	837,253
	Shreveport, LA, Water & Sewer Rev
2,000,000	5.00%, 12/01/2027(2)	2,435,120
1,000,000	5.00%, 12/01/2035(2)	1,246,200
1,400,000	5.00%, 12/01/2036(2)	1,739,262

		17,953,874

	Maine - 0.3%
	Finance Auth of Maine Rev
225,000	5.00%, 12/01/2021(2)	236,097
1,000,000	5.00%, 12/01/2023(2)	1,120,740
2,000,000	Maine State Housing Auth Rev 4.00%, 11/15/2050	2,274,700

		3,631,537

	Maryland - 0.4%
500,000	Howard County, MD, Special Obligation 4.00%, 02/15/2028(3)	511,055
1,620,000	Maryland Health & Higher Educational Facs Auth 2.88%, 07/01/2023	1,631,923

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 755,000	Rockville, MD, Mayor 3.00%, 11/01/2025	$726,167
1,840,000	State of Maryland, GO 5.00%, 03/15/2028	2,377,869

		5,247,014

	Massachusetts - 1.4%
955,000	Massachusetts Dev Finance Agency, Rev 5.00%, 07/01/2031	1,167,211
	Massachusetts Housing Finance Agency
400,000	2.90%, 06/01/2022	415,404
500,000	3.10%, 06/01/2023	532,325
900,000	3.15%, 06/01/2023	959,436
400,000	3.25%, 06/01/2024	434,132
200,000	Massachusetts School Building Auth 5.00%, 11/15/2030	252,396
	Massachusetts State Dev Finance Agency
1,000,000	4.00%, 10/01/2024(3)	1,046,770
1,000,000	4.00%, 10/01/2025(3)	1,054,280
635,000	4.00%, 10/01/2026(3)	671,913
165,000	4.00%, 07/15/2036	191,763
1,720,000	5.00%, 07/01/2028	2,024,457
1,850,000	5.00%, 07/01/2029	2,233,320
3,350,000	5.00%, 07/01/2030	3,997,818
855,000	5.00%, 07/01/2035	990,244
2,180,000	5.00%, 07/01/2043	2,614,736

		18,586,205

	Michigan - 2.9%
500,000	City of Detroit, MI, GO 5.00%, 04/01/2021	505,305
5,000,000	Great Lakes, MI, Water Auth Water Supply System Rev 5.00%, 07/01/2029	6,151,850
1,200,000	Lincoln Park, MI, School Dist, GO 5.00%, 05/01/2030(2)	1,593,192
	Michigan Finance Auth Rev
1,000,000	5.00%, 07/01/2027	1,201,400
1,000,000	5.00%, 07/01/2028	1,198,730
1,000,000	5.00%, 07/01/2029(2)	1,165,250
2,700,000	5.00%, 10/01/2030	3,168,207
2,555,000	5.00%, 06/01/2033	2,885,489
1,000,000	5.00%, 06/01/2034	1,127,750
915,000	5.00%, 11/01/2034	1,177,431
1,000,000	5.00%, 11/01/2035	1,281,890
1,000,000	5.00%, 11/01/2036	1,276,480
1,000,000	5.00%, 11/01/2038	1,266,040
1,000,000	Michigan State Building Auth Rev 5.00%, 04/15/2027	1,262,120
	Michigan State Hospital Finance Auth
1,505,000	4.00%, 11/15/2031	1,794,171
345,000	4.00%, 11/15/2032	408,815
2,075,000	5.00%, 11/15/2047	2,639,732
3,030,000	Michigan State Housing Dev Auth 4.25%, 12/01/2049	3,407,265
1,375,000	Richmond, MI, Community Schools, GO 5.00%, 05/01/2030(2)	1,837,729
370,000	State of Michigan Rev 5.00%, 03/15/2027	469,674
2,465,000	Wayne County, MI, Airport Auth Rev 5.00%, 12/01/2030	2,885,097

		38,703,617

	Minnesota - 0.7%
	Duluth, MN, Independent School Dist No. 709
2,935,000	3.00%, 02/01/2021(2)	2,968,077
1,180,000	4.00%, 02/01/2027(2)	1,366,074

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 2,001,414	Freddie Mac Multifamily, MN, Certificates 2.54%, 06/25/2037	$2,195,892
	Minnesota Housing Finance Agency Rev
470,000	1.45%, 07/01/2024(2)	482,728
540,000	1.55%, 07/01/2025(2)	556,378
	St. Francis, MN, Independent School Dist No. 15, GO
315,000	4.00%, 02/01/2029(2)	339,743
365,000	4.00%, 02/01/2030(2)	392,952
750,000	4.00%, 02/01/2031(2)	804,825

		9,106,669

	Mississippi - 0.7%
1,970,000	Mississippi Dev Bank, Special Obligation 5.00%, 10/01/2033(2)	2,514,075
	State of Mississippi
1,000,000	5.00%, 10/15/2025	1,191,050
2,450,000	5.00%, 10/15/2029	2,844,646
1,000,000	5.00%, 10/15/2036	1,193,250
1,600,000	5.00%, 10/15/2037	1,903,920

		9,646,941

	Missouri - 1.1%
	City of St. Louis, MO, Airport Rev
540,000	5.00%, 07/01/2030	678,753
1,000,000	5.00%, 07/01/2032(2)	1,214,630
1,000,000	5.00%, 07/01/2047(2)	1,173,750
1,600,000	Health & Educational Facs Auth of the State of Missouri 0.14%, 09/01/2030(1)	1,600,000
	Kansas City, MO, Industrial Dev Auth
1,065,000	5.00%, 03/01/2030	1,347,033
1,000,000	5.00%, 03/01/2031	1,256,150
490,000	5.00%, 03/01/2032	610,839
5,400,000	Kirkwood, MO, Industrial Dev Auth Retirement Community 5.25%, 05/15/2042	5,476,410
1,255,000	St. Louis County, MO, Industrial Dev Auth 5.00%, 09/01/2026	1,352,915
1,000,000	Stone Canyon, MO, Community Improvement Dist Rev 5.75%, 04/01/2027*	260,000

		14,970,480

	Montana - 0.4%
2,490,000	Montana Board of Housing 4.00%, 12/01/2043	2,723,537
2,500,000	Montana Facs Finance Auth Rev 5.00%, 02/15/2028	3,088,475

		5,812,012

	Nebraska - 0.4%
	Central Plains, NE, Energy Project
1,000,000	5.00%, 09/01/2022	1,086,610
210,000	5.00%, 09/01/2025	251,082
3,325,000	5.00%, 09/01/2028	4,208,453

		5,546,145

	Nevada - 1.8%
	City of North Las Vegas, NV
475,000	4.50%, 06/01/2039	484,229
745,000	4.63%, 06/01/2043	761,859
995,000	4.63%, 06/01/2049	1,011,796
	City of Reno, NV, Sales Tax Rev
250,000	5.00%, 06/01/2024	280,603
250,000	5.00%, 06/01/2026	293,018
695,000	City of Sparks, NV 2.50%, 06/15/2024(3)	688,662
	Clark County, NV, School Dist, GO
1,500,000	5.00%, 06/15/2021	1,557,840
830,000	5.00%, 06/15/2026	1,001,702
1,000,000	5.00%, 06/15/2028	1,265,950

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,900,000	5.00%, 06/15/2029	$2,396,508
4,560,000	5.00%, 06/15/2029(2)	6,025,858
1,500,000	5.00%, 06/15/2031(2)	2,009,010
	Las Vegas, NV, New Convention Center Auth Rev
1,900,000	5.00%, 07/01/2029	2,184,848
400,000	5.00%, 07/01/2031	439,784
365,000	5.00%, 07/01/2032	399,989
300,000	5.00%, 07/01/2033	327,834
475,000	5.00%, 07/01/2034	517,474
750,000	5.00%, 07/01/2043	867,187
	Las Vegas, NV, Special Improvement Dist
310,000	5.00%, 06/01/2027	334,040
345,000	5.00%, 06/01/2028	370,854
595,000	5.00%, 06/01/2029	637,709
10,000	Nevada State Natural Resources, GO 5.00%, 03/01/2026	11,200

		23,867,954

	New Hampshire - 0.2%
1,715,000	New Hampshire Health and Education Facs Auth Act Rev 5.00%, 08/01/2059	2,610,950

	New Jersey - 1.5%
	City of Atlantic City, NJ, GO
250,000	5.00%, 03/01/2021(2)	256,275
400,000	5.00%, 03/01/2022(2)	427,220
705,000	City of Bayonne, NJ, GO 0.00%, 07/01/2023(2)(4)	691,767
	New Jersey Economic Dev Auth
1,000,000	5.00%, 09/01/2021	1,023,690
565,000	5.00%, 03/01/2023	597,476
1,200,000	5.00%, 06/15/2023	1,324,260
830,000	New Jersey Educational Facs Auth 4.00%, 07/01/2050(2)	934,655
	New Jersey Higher Education Student Assistance Auth
1,420,000	5.00%, 12/01/2025	1,647,257
1,000,000	5.00%, 12/01/2026	1,179,690
	New Jersey Transportation Trust Fund Auth
5,000,000	0.00%, 12/15/2032(2)(4)	3,601,600
1,500,000	5.00%, 06/15/2021	1,547,625
1,000,000	5.00%, 12/15/2023	1,120,550
1,610,000	5.00%, 12/15/2024	1,844,528
2,870,000	Tobacco Settlement Financing Corp., NJ 5.00%, 06/01/2029	3,655,060

		19,851,653

	New Mexico - 0.1%
1,045,000	City of Santa Fe, NM Rev 5.00%, 05/15/2049	1,058,261

	New York - 9.2%
	City of New York, NY, GO
2,190,000	5.00%, 08/01/2032	2,849,256
1,250,000	5.00%, 08/01/2033	1,608,013
2,445,000	5.00%, 08/01/2034	3,137,840
2,250,000	5.00%, 03/01/2038	2,923,335
	Metropolitan Transportation Auth, NY, Rev
370,000	0.00%, 11/15/2027(4)	296,940
4,000,000	5.00%, 11/15/2034(1)	4,332,880
845,000	5.00%, 11/15/2036	988,337
8,005,000	5.00%, 11/15/2045(1)	9,206,470
2,750,000	New York and New Jersey Port Auth, Taxable Rev 5.00%, 10/15/2025	3,214,970
1,000,000	New York City, NY Transitional Finance Auth Building Aid Rev 5.00%, 07/15/2026(2)	1,228,500
	New York City, NY Transitional Finance Auth Future Tax Secured Rev
2,000,000	4.00%, 11/01/2036	2,386,240
1,525,000	4.00%, 11/01/2037	1,812,646

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 3,460,000	4.00%, 05/01/2038	$4,201,270
1,335,000	New York City, NY, Housing Dev Corp. 4.50%, 02/15/2048	1,399,440
410,000	New York Mortgage Agency Rev 3.50%, 10/01/2034	427,523
	New York State Dormitory Auth Rev
11,185,000	0.14%, 07/01/2031(1)	11,185,000
1,670,000	5.00%, 03/15/2022	1,718,731
2,500,000	5.00%, 03/15/2030	2,969,310
2,500,000	5.00%, 03/15/2031	3,087,050
2,500,000	5.00%, 03/15/2033	3,062,150
3,800,000	5.00%, 03/15/2035	4,873,690
4,000,000	5.00%, 03/15/2043	4,856,840
2,300,000	New York State Liberty Dev Corp. Rev 5.15%, 11/15/2034(3)	2,438,253
1,000,000	New York State Thruway Auth Rev 4.00%, 01/01/2037	1,108,080
	New York State Urban Dev Corp. Rev
2,235,000	5.00%, 03/15/2022	2,406,246
3,315,000	5.00%, 03/15/2023	3,723,209
1,000,000	5.00%, 03/15/2026	1,119,510
	Port Auth of New York & New Jersey Rev
1,000,000	5.00%, 10/15/2028	1,200,550
4,500,000	5.00%, 11/01/2038	5,651,640
2,250,000	5.00%, 11/01/2044	2,782,395
2,500,000	Sales Tax Asset Receivable Corp., NY 5.00%, 10/15/2029	2,944,200
	State of New York Mortgage Agency
1,000,000	3.15%, 04/01/2024	1,070,740
1,330,000	3.25%, 10/01/2024	1,454,794
4,790,000	3.50%, 10/01/2032	5,227,471
	Syracuse, NY, Industrial Dev Agency
320,000	5.00%, 01/01/2029	295,706
2,635,000	5.00%, 01/01/2031	2,379,958
	Town of Oyster Bay, NY, GO
265,000	3.00%, 03/01/2021(2)	269,184
155,000	4.00%, 11/01/2022(2)	156,445
2,340,000	5.00%, 08/15/2024(2)	2,759,351
	Triborough, NY, Bridge & Tunnel Auth
1,325,000	0.00%, 11/15/2031(4)	1,053,123
10,300,000	0.13%, 11/01/2032(1)	10,300,000
2,000,000	TSASC, Inc., NY 5.00%, 06/01/2026	2,408,940
1,000,000	Yonkers, NY, GO 5.00%, 03/15/2021(2)	1,029,750

		123,545,976

	North Carolina - 0.9%
2,200,000	North Carolina Housing Finance Agency 4.00%, 07/01/2047	2,395,998
	North Carolina Medical Care Commission Retirement Finance Auth Rev, First Mortgage Galloway Ridge
1,050,000	5.00%, 01/01/2039	1,091,496
3,670,000	5.00%, 01/01/2044	3,892,072
	North Carolina Medical Care Commission Rev
245,000	4.00%, 01/01/2026	249,287
565,000	5.00%, 01/01/2027	606,544
795,000	5.00%, 01/01/2028	860,341
275,000	5.00%, 01/01/2029	299,379
	North Carolina Raleigh Durham Airport Auth Rev
1,000,000	5.00%, 05/01/2027	1,861,575
1,500,000	5.00%, 05/01/2030	1,225,440

		12,482,132

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	North Dakota - 0.3%
$ 3,815,000	North Dakota Housing Finance Agency 4.25%, 07/01/2049	$4,270,702

	Ohio - 3.6%
	Allen County, OH, Hospital Facs Rev
2,000,000	5.00%, 05/01/2023	2,146,040
2,750,000	5.00%, 12/01/2029	3,608,825
380,000	5.00%, 12/01/2030	511,423
5,000,000	American Municipal Power, Inc., OH 2.30%, 02/15/2038(1)	5,075,400
	Buckeye, OH, Tobacco Settlement Finance Auth
18,895,000	0.00%, 06/01/2057(4)	2,731,272
18,605,000	5.00%, 06/01/2055	20,503,082
	Cleveland, OH, Airport System Rev
1,165,000	5.00%, 01/01/2022(2)	1,232,023
1,385,000	5.00%, 01/01/2023(2)	1,517,974
3,425,000	County of Franklin OH Rev 0.70%, 12/01/2046(1)(6)	3,425,000
430,000	Hamilton County, OH, Sales Tax Rev 5.00%, 12/01/2027	549,918
1,920,000	Ohio Housing Finance Agency Rev 3.75%, 09/01/2050(2)	2,172,327
	State of Ohio
2,000,000	4.00%, 12/15/2021	2,104,300
2,210,000	5.00%, 12/15/2022	2,457,984

		48,035,568

	Oklahoma - 0.6%
	Oklahoma Dev Finance Auth
5,305,000	1.63%, 07/06/2023	5,290,252
935,000	5.25%, 08/15/2048	1,099,373
935,000	5.50%, 08/15/2057	1,109,331
420,000	Oklahoma Housing Finance Agency 5.00%, 09/01/2043(2)	433,263

		7,932,219

	Oregon - 2.5%
1,665,000	Benton & Linn Counties, OR, Consolidated School Dist No. 509J & 509A Corvallis, GO 5.00%, 06/15/2038(2)(7)	2,121,893
	Clackamas & Washington Counties, OR, School Dist No. 3, GO
2,500,000	0.00%, 06/15/2036(2)(4)	1,762,675
405,000	0.00%, 06/15/2037(2)(4)	275,627
8,200,000	Clackamas County, OR, School Dist No. 12, GO 0.00%, 06/15/2040(2)(4)	4,007,012
625,000	Jackson County, OR, School Dist No. 4, GO 0.00%, 06/15/2034(2)(4)	429,413
1,105,000	Marion County, OR, School Dist No. 15 North Marion, GO 0.00%, 06/15/2037(2)(4)	671,939
850,000	Multnomah & Clackamas Counties, OR, School Dist No. 10JT Gresham-Barlow, GO 0.00%, 06/15/2038(2)(4)	521,144
2,500,000	Oregon Health & Science University 4.00%, 07/01/2046	2,826,825
	Port of Portland, OR, Airport Rev
1,000,000	5.00%, 07/01/2031	1,134,990
750,000	5.00%, 07/01/2032	848,190
1,045,000	5.00%, 07/01/2033	1,377,968
	Salem Hospital Facs Auth, OR
910,000	5.00%, 05/15/2038	967,776
720,000	5.00%, 05/15/2048	752,501
	State of Oregon Housing & Community Services Department
3,180,000	4.50%, 01/01/2049	3,524,489
8,610,000	4.50%, 07/01/2049	9,606,607
	Umatilla County, OR, School Dist No. 8R Hermiston, GO
1,500,000	0.00%, 06/15/2036(2)(4)	1,011,690

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,600,000	0.00%, 06/15/2037(2)(4)	$1,036,704
1,790,000	0.00%, 06/15/2038(2)(4)	1,114,436

		33,991,879

	Pennsylvania - 5.4%
905,000	Allegheny County, PA, Industrial Dev Auth, Charter School 6.75%, 08/15/2035	907,597
	Beaver County, PA, GO
1,220,000	5.00%, 11/15/2020(2)	1,234,664
1,285,000	5.00%, 11/15/2021(2)	1,355,135
1,345,000	5.00%, 11/15/2022(2)	1,473,811
	City of Philadelphia, PA, GO
965,000	5.00%, 08/01/2021	1,007,016
1,550,000	5.00%, 02/01/2033	2,009,157
2,000,000	5.00%, 02/01/2034	2,581,740
1,555,000	5.00%, 02/01/2035	1,999,155
225,000	City of Philadelphia, PA, Redev Auth 5.00%, 04/15/2025	260,042
930,000	City of Philadelphia, PA, Water & Wastewater Rev 5.00%, 11/01/2029	1,201,467
	Commonwealth Finance Auth, PA
4,230,000	5.00%, 06/01/2026	5,105,436
125,000	5.00%, 06/01/2028	160,790
1,070,000	5.00%, 06/01/2029	1,370,156
145,000	5.00%, 06/01/2031	183,358
1,000,000	Delaware River, PA, Joint Toll Bridge Commission 5.00%, 07/01/2031	1,276,110
	Erie, PA, City School Dist, GO
2,440,000	5.00%, 04/01/2028(2)	3,167,584
1,105,000	5.00%, 04/01/2029(2)	1,469,749
2,410,000	Harrisburg, PA, School Dist, GO 5.00%, 11/15/2026(2)	3,043,758
	Lancaster County, PA, Hospital Auth
635,000	5.00%, 07/01/2024	665,232
515,000	5.00%, 07/01/2025	543,835
	Montgomery County, PA, Industrial Dev Auth Rev
1,760,000	5.00%, 12/01/2044	1,946,542
2,455,000	5.00%, 12/01/2046	2,542,570
920,000	Pennsylvania Higher Educational Facs Auth Rev 5.00%, 05/01/2032	1,140,956
	Pennsylvania Housing Finance Agency
1,000,000	3.10%, 04/01/2023	1,027,640
1,025,000	3.10%, 10/01/2023	1,053,188
2,250,000	Pennsylvania State, Industrial Dev Auth 5.00%, 07/01/2021	2,346,480
	Pennsylvania Turnpike Commission Rev
2,000,000	1.06%, 12/01/2021, MUNIPSA + 0.900%(5)	2,004,220
925,000	1.14%, 12/01/2021, MUNIPSA + 0.980%(5)	927,562
800,000	5.00%, 12/01/2020	811,560
1,000,000	5.00%, 12/01/2021	1,058,660
500,000	5.00%, 12/01/2027	614,915
1,000,000	5.00%, 12/01/2029	1,216,260
1,590,000	5.00%, 12/01/2030	1,925,808
2,000,000	5.00%, 12/01/2033	2,392,780
2,615,000	5.00%, 12/01/2037	2,904,716
755,000	5.00%, 12/01/2042	904,158
	Philadelphia, PA, School Dist, GO
1,560,000	5.00%, 09/01/2022(2)	1,701,882
2,000,000	5.00%, 09/01/2023(2)	2,267,900
1,100,000	5.00%, 09/01/2031(2)	1,434,532
1,060,000	5.00%, 09/01/2032(2)	1,370,697
200,000	5.25%, 09/01/2023(2)	200,694
	Pittsburgh, PA, School Dist, GO
3,145,000	5.00%, 09/01/2021(2)	3,304,231
1,500,000	5.00%, 09/01/2023(2)	1,577,760
	Pittsburgh, PA, Water & Sewer Auth

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 195,000	5.00%, 09/01/2032(2)	$258,560
950,000	5.00%, 09/01/2033(2)	1,252,613
735,000	5.00%, 09/01/2034(2)	966,562
500,000	Reading, PA, School Dist, GO 5.00%, 03/01/2038(2)	602,430
1,500,000	Wilkes-Barre Area, PA, School Dist, GO 5.00%, 04/15/2059(2)	1,843,770

		72,615,438

	Puerto Rico - 1.2%
1,085,000	Puerto Rico Highway & Transportation Auth 4.95%, 07/01/2026(2)	1,091,228
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
10,000,000	4.33%, 07/01/2040	10,413,700
4,750,000	5.00%, 07/01/2058	5,132,612

		16,637,540

	Rhode Island - 0.7%
	Rhode Island Health & Educational Building Corp.
2,700,000	5.00%, 05/15/2027(2)	3,202,065
2,020,000	5.00%, 05/15/2028(2)	2,524,475
1,175,000	Rhode Island Housing & Mortgage Finance Corp. 2.75%, 04/01/2040(2)	1,222,364
	Rhode Island Student Loan Auth
1,560,000	4.50%, 12/01/2026	1,607,908
1,000,000	5.00%, 12/01/2028	1,206,050

		9,762,862

	South Carolina - 1.6%
1,987,000	Lancaster County, SC, Sun City Assessment 7.70%, 11/01/2017	417,270
	South Carolina Jobs-Economic Dev Auth
4,355,000	5.00%, 05/01/2029	5,328,212
1,375,000	5.00%, 05/01/2048	1,593,776
1,000,000	5.25%, 08/01/2024	1,149,260
	South Carolina Port Auth
1,420,000	4.00%, 07/01/2034	1,557,030
1,240,000	5.00%, 07/01/2029	1,603,791
1,100,000	5.00%, 07/01/2030	1,414,941
3,190,000	5.00%, 07/01/2031	4,080,201
	South Carolina State Public Service Auth
1,665,000	5.00%, 12/01/2031	1,920,211
2,350,000	5.00%, 12/01/2034	2,695,192

		21,759,884

	South Dakota - 0.7%
	South Dakota Housing Dev Auth Rev
1,125,000	2.45%, 11/01/2023(2)	1,178,190
1,775,000	3.50%, 11/01/2046	1,884,926
2,705,000	3.75%, 11/01/2050	3,031,412
735,000	4.00%, 11/01/2047	799,937
	South Dakota State Educational Enhancement Funding Corp.
1,395,000	5.00%, 06/01/2024	1,563,251
1,000,000	5.00%, 06/01/2026	1,113,560

		9,571,276

	Tennessee - 0.9%
890,000	Chattanooga, TN, Health Educational & Housing Facs Board Rev 5.00%, 08/01/2044	1,083,815
500,000	Tennessee Energy Acquisition Corp. 5.25%, 09/01/2026	618,830
	Tennessee Housing Dev Agency
1,365,000	3.50%, 07/01/2045	1,462,912
3,835,000	3.50%, 01/01/2047	4,109,792
4,040,000	4.00%, 01/01/2049	4,448,929

		11,724,278

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Texas - 6.7%
$ 1,000,000	Arlington, TX 5.00%, 02/15/2034(2)	$1,172,120
1,000,000	Arlington, TX, Higher Education Finance Corp. Rev 5.00%, 08/15/2027(2)	1,158,790
	Austin, TX, Airport System Rev
595,000	5.00%, 11/15/2026	731,743
1,125,000	5.00%, 11/15/2028	1,369,406
560,000	5.00%, 11/15/2030	675,360
1,620,000	Austin, TX, Independent School Dist, GO 4.00%, 08/01/2033(2)	1,964,768
1,060,000	City of Houston, TX 0.00%, 09/01/2025(2)(4)	993,379
3,685,000	City of San Antonio, TX, Electric & Gas Systems Rev 1.75%, 02/01/2049(1)	3,792,786
	Clifton, TX, Higher Education Finance Corp.
1,000,000	4.00%, 08/15/2029(2)	1,209,100
1,050,000	4.00%, 08/15/2030(2)	1,225,182
500,000	4.00%, 08/15/2031(2)	580,570
1,000,000	Dallas, TX, Area Rapid Transit Sales Tax Rev 5.00%, 12/01/2030	1,209,720
	Dallas-Fort Worth, TX, International Airport Rev
1,570,000	5.00%, 11/01/2021(6)	1,662,395
750,000	5.00%, 11/01/2023	758,580
1,000,000	5.00%, 11/01/2023(6)	1,148,530
1,000,000	5.00%, 11/01/2024(6)	1,189,990
1,000,000	Denton, TX, Independent School Dist, GO 0.00%, 08/15/2020(2)(4)	999,960
1,500,000	Grapevine-Colleyville, TX, Independent School Dist, GO 5.00%, 08/15/2027(2)	1,833,390
	Harris County - Houston, TX, Sports Auth
2,500,000	5.00%, 11/15/2030	2,608,775
500,000	5.00%, 11/15/2032	510,680
350,000	5.00%, 11/15/2034	356,062
1,605,000	Harris County, TX, Toll Road Auth 5.00%, 08/15/2032	2,051,495
	Kerrville, TX, Health Facs Dev Corp.
1,300,000	5.00%, 08/15/2024	1,505,309
1,500,000	5.00%, 08/15/2035	1,713,585
1,580,000	La Joya, TX, Independent School Dist, GO 5.00%, 02/15/2025(2)	1,834,633
	New Hope, TX, Cultural Education Facs Finance Corp.
700,000	1.85%, 11/01/2020	697,879
50,000	3.25%, 11/15/2022	47,218
3,375,000	5.00%, 11/01/2031	3,578,310
1,000,000	5.00%, 11/01/2046	1,027,430
	North Texas Tollway Auth Rev
5,000,000	0.00%, 01/01/2032(2)(4)	4,081,150
1,000,000	5.00%, 01/01/2030	1,136,130
1,200,000	5.00%, 01/01/2035	1,432,848
1,440,000	San Antonio, TX, Water Rev 5.00%, 05/15/2031	1,778,832
1,000,000	Spring Branch, TX, Independent School Dist, GO 5.00%, 02/01/2026(2)	1,204,000
	State of Texas, GO
23,720,000	0.20%, 06/01/2043(1)	23,720,000
10,200,000	4.00%, 08/27/2020	10,226,112
2,575,000	Tarrant County, TX, Cultural Education Facs 5.00%, 10/01/2034	2,715,003
1,725,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 6.25%, 12/15/2026	2,050,559
1,755,000	Texas Transportation Commission 0.00%, 08/01/2038(4)	847,139

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 2,000,000	Travis County, TX, Health Facs Dev 7.13%, 11/01/2040	$2,032,740

		90,831,658

	Utah - 0.3%
490,000	Salt Lake County, UT 5.13%, 02/15/2033(2)	574,319
1,125,000	State of Utah, GO 3.00%, 07/01/2034	1,293,334
1,505,000	Utah Housing Corp. 4.00%, 01/01/2045(2)	1,625,821

		3,493,474

	Vermont - 0.4%
	Vermont Housing Finance Agency
1,425,000	4.00%, 11/01/2045	1,490,750
1,385,000	4.00%, 11/01/2046	1,488,958
1,910,000	4.00%, 05/01/2048(2)	2,046,355

		5,026,063

	Virginia - 0.1%
880,000	Arlington County, VA, Industrial Dev Auth 5.00%, 07/01/2030	1,191,810

	Washington - 0.6%
2,060,000	Chelan County, WA, Public Utility Dist No. 1 0.00%, 06/01/2028(2)(4)	1,865,515
1,400,000	County of King, WA, GO 5.00%, 01/01/2031	1,879,276
	Washington State Health Care Facs Auth Rev
780,000	5.00%, 07/01/2028	898,498
2,000,000	5.00%, 03/01/2029	2,344,720
1,400,000	Washington State Housing Finance Commission 5.00%, 01/01/2049(3)	1,404,928

		8,392,937

	West Virginia - 0.3%
1,000,000	West Virginia Housing Dev Fund 2.80%, 11/01/2022	1,042,620
	West Virginia State Economic Dev Auth
2,000,000	1.70%, 01/01/2041(1)	2,001,180
1,555,000	2.55%, 03/01/2040(1)	1,630,215

		4,674,015

	Wisconsin - 2.5%
1,790,000	Milwaukee County, WI, Airport Rev 5.00%, 12/01/2025	2,011,727
	Public Finance Auth, WI
1,530,000	4.00%, 07/01/2050(2)	1,675,136
1,600,000	5.00%, 09/01/2025(3)	1,674,880
2,940,000	5.00%, 07/01/2035(2)	3,552,755
1,050,000	5.00%, 07/01/2036(2)	1,264,284
2,875,000	5.00%, 10/01/2043(3)	2,921,029
2,340,000	5.00%, 10/01/2044	2,854,098
2,015,000	5.00%, 10/01/2053(3)	2,029,629
	Wisconsin Health & Educational Facs Auth Rev
3,000,000	5.00%, 11/15/2027	3,472,260
1,700,000	5.00%, 12/01/2028	1,969,450
7,275,000	5.00%, 11/01/2039	7,469,533
1,000,000	5.00%, 11/01/2054	1,001,390
1,700,000	Wisconsin Housing & Economic Dev Auth 1.55%, 11/01/2038(1)	1,704,624

		33,600,795

	Wyoming - 0.2%
	Wyoming Community Dev Auth
1,225,000	3.25%, 12/01/2023	1,316,630

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
$ 1,240,000	4.00%, 12/01/2046		$1,345,983

			2,662,613

	Total Municipal Bonds (cost $1,190,657,588)		$1,253,679,461

Short-Term Investments - 4.4%
	Repurchase Agreements - 4.4%
59,820,834	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2020 at 0.070%, due on 08/03/2020 with a maturity value of $59,821,183; collateralized by U.S. Treasury Note 2.625%, maturing 12/31/2025, with a market value of $61,017,290		59,820,834

	Total Short-Term Investments (cost $59,820,834)		$59,820,834

	Total Investments (cost $1,250,478,422)	97.6%	$1,313,500,295
	Other Assets and Liabilities	2.4%	32,333,026

	Total Net Assets	100.0%	$1,345,833,321

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(1)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(2)

Principal and interest payments are insured against loss by a financial guaranty assurance agency. At July 31, 2020, the aggregate value of these securities was $203,165,608, representing 15.1% of net assets.

(3)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $18,181,611, representing 1.4% of net assets.

(4)	Security is a zero-coupon bond.
(5)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2020. Base lending rates may be subject to a floor or cap.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $8,525,798 at July 31, 2020.
(7)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MUNIPSA	Municipal Swap Index Yield

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
PA	Port Authority
Redev	Redevelpoment
Rev	Revenue

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

VA	Veterans Administration

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Municipal Bonds	$1,253,679,461	$—	$1,253,679,461	$—
Short-Term Investments	59,820,834	—	59,820,834	—

Total	$1,313,500,295	$—	$1,313,500,295	$—

(1)	For the period ended July 31, 2020, there were no transfers in and out of Level 3.

Hartford Municipal Short Duration Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 94.1%
	Alabama - 3.1%
$ 250,000	State of Alabama, Docks Department 5.00%, 10/01/2024(1)	$293,940
350,000	State of Alabama, Troy University 5.00%, 11/01/2024(1)	412,940

		706,880

	Arizona - 1.8%
100,000	Maricopa County, AZ, Industrial Dev Auth 5.00%, 09/01/2022	108,509
200,000	Maricopa County, AZ, Pollution Control Corp. 5.00%, 06/01/2035	200,570
105,000	Tempe, AZ, Industrial Dev Auth 4.00%, 10/01/2023(2)	104,657

		413,736

	California - 1.9%
100,000	California County, CA, Tobacco Securitization Agency 4.00%, 06/01/2022	106,614
245,000	Orange County, CA, Community Facs Dist, Special Tax 4.00%, 08/15/2021	252,135
75,000	Roseville, CA, Natural Gas Financing Auth 5.00%, 02/15/2023	82,619

		441,368

	Colorado - 2.1%
150,000	Denver, CO, Convention Center Hotel Auth 5.00%, 12/01/2022	158,079
40,000	E-470 Public Highway, CO, Auth Rev 1.16%, 09/01/2039, 1 mo. USD LIBOR + 1.050%(3)	40,012
150,000	Park Creek, CO, Metropolitan Dist Rev 5.00%, 12/01/2021	158,758
105,000	Vauxmont, CO, Metropolitan Dist, GO 5.00%, 12/15/2022(1)	115,185

		472,034

	Connecticut - 0.9%
185,000	Connecticut State Health & Educational Facs Auth 5.00%, 07/01/2024	201,787

	District of Columbia - 0.4%
95,000	Metropolitan Washington, DC, Airports Auth System Rev 5.00%, 10/01/2039	95,728

	Florida - 7.6%
250,000	Alachua County, FL, Health Facs Auth 4.00%, 12/01/2023	274,045
165,000	Broward County, FL, Airport System Rev 5.00%, 10/01/2020	166,157
200,000	City of Atlantic Beach, FL 3.00%, 11/15/2023	200,044
	JEA, FL, Electric System Rev
100,000	5.00%, 10/01/2021	105,226
100,000	5.00%, 10/01/2022	110,172
50,000	Miami-Dade County, FL, Aviation Rev 5.00%, 10/01/2024	58,029
	Miami-Dade County, FL, Seaport Department Rev
65,000	5.00%, 10/01/2021	68,133
145,000	5.00%, 10/01/2022	156,946
250,000	Orange County, FL, Convention Center/Orlando 5.00%, 10/01/2023	279,260
100,000	Osceola County, FL, Transportation Rev 5.00%, 10/01/2025	118,281
135,000	Seminole County, FL, Industrial Dev Auth 3.75%, 11/15/2025	125,404

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 75,000	Tampa-Hillsborough County, FL, Expressway Auth 5.00%, 07/01/2021	$77,971

		1,739,668

	Georgia - 3.0%
	Burke County, GA, Dev Auth Rev
70,000	2.35%, 10/01/2032(4)	70,308
100,000	3.00%, 11/01/2045(4)	104,612
50,000	Main Street Natural Gas, Inc., GA 4.00%, 08/01/2049(4)	56,779
	Municipal Electric Auth, GA
75,000	5.00%, 01/01/2021	76,219
100,000	5.00%, 11/01/2021	104,986
100,000	5.00%, 11/01/2022	109,158
140,000	5.00%, 01/01/2024	159,008

		681,070

	Illinois - 22.6%
40,000	Champaign County, IL, Community Unit School Dist No. 4 Champaign, GO 0.00%, 01/01/2025(5)	38,916
	Chicago, IL, Board of Education, GO
45,000	0.00%, 12/01/2021(1)(5)	43,666
55,000	0.00%, 12/01/2022(1)(5)	52,061
150,000	0.00%, 12/01/2024(1)(5)	134,272
200,000	5.00%, 12/01/2021	205,824
225,000	Chicago, IL, Midway International Airport Rev 5.00%, 01/01/2023	246,037
280,000	Chicago, IL, O’Hare International Airport 5.00%, 01/01/2023	307,588
100,000	Chicago, IL, Transit Auth 5.00%, 12/01/2022	104,878
	City of Chicago, IL, GO
135,000	5.00%, 01/01/2022	142,470
50,000	5.00%, 01/01/2023	52,750
	City of Chicago, IL, Wastewater Transmission Rev
160,000	0.00%, 01/01/2022(1)(5)	155,523
110,000	0.00%, 01/01/2024(1)(5)	102,293
85,000	City of Chicago, IL, Waterworks Rev 5.00%, 11/01/2020	85,924
	City of Decatur, IL, GO
65,000	3.00%, 03/01/2022(1)	67,317
150,000	5.00%, 03/01/2023(1)	166,435
200,000	Cook County, IL, GO 5.00%, 11/15/2022	216,168
125,000	Illinois Housing Dev Auth 3.05%, 08/01/2022	130,844
	Illinois State Finance Auth Rev
50,000	5.00%, 08/15/2020	50,063
45,000	5.00%, 09/01/2021	46,296
100,000	5.00%, 11/15/2021	104,525
100,000	Kane County, IL, School Dist No. 131 Aurora East Side, GO 5.00%, 12/01/2026(1)	120,945
	Kendall Kane & Will Counties, IL, Unified School Dist, GO
50,000	0.00%, 02/01/2021(1)(5)	49,868
225,000	0.00%, 02/01/2025(1)(5)	216,574
	Metropolitan Pier & Exposition Auth, IL
200,000	0.00%, 06/15/2021(1)(5)	196,122
310,000	0.00%, 12/15/2022(1)(5)	293,161
70,000	5.50%, 12/15/2023(1)	75,087
	Railsplitter, IL, Tobacco Settlement Auth
150,000	5.00%, 06/01/2022	160,650
50,000	5.25%, 06/01/2021	51,953
	Sales Tax Securitization Corp., IL
150,000	5.00%, 01/01/2024	167,100
500,000	5.00%, 01/01/2026	584,600
	State of Illinois, GO

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 75,000	5.00%, 04/01/2021	$76,452
120,000	5.00%, 02/01/2022	125,030
200,000	5.00%, 11/01/2022	211,976
100,000	5.00%, 10/01/2023	108,379
70,000	5.00%, 06/15/2026	80,132
150,000	Village of Bolingbrook, IL, GO 5.00%, 01/01/2023(1)	166,302

		5,138,181

	Iowa - 0.2%
30,000	Iowa Student Loan Liquidity Corp. 5.00%, 12/01/2022	32,072
25,000	State of Iowa, Finance Auth Rev 2.88%, 05/15/2049	25,043

		57,115

	Kentucky - 1.2%
40,000	Kentucky Bond Dev Corp. 5.00%, 09/01/2023	44,888
200,000	Kentucky Public Energy Auth 4.00%, 01/01/2049(4)	223,202

		268,090

	Louisiana - 1.5%
110,000	City of New Orleans, LA, Sewerage Service Rev 5.00%, 06/01/2021	114,219
200,000	New Orleans, LA, Aviation Board 5.00%, 01/01/2023	219,052

		333,271

	Maine - 0.3%
70,000	Finance Auth of Maine Rev 5.00%, 12/01/2021(1)	73,452

	Maryland - 0.2%
40,000	Maryland Health & Higher Educational Facs Auth 2.88%, 07/01/2023	40,294

	Massachusetts - 3.8%
	Massachusetts Dev Finance Agency, Rev
100,000	3.50%, 10/01/2022(2)	101,769
150,000	5.00%, 07/01/2022	160,803
150,000	5.00%, 07/01/2024	173,343
270,000	5.00%, 07/01/2025	315,254
	Massachusetts Educational Financing Auth
20,000	5.00%, 07/01/2023	21,905
80,000	5.00%, 07/01/2024	90,019

		863,093

	Michigan - 0.3%
70,000	City of Detroit, MI, GO 5.00%, 04/01/2022	71,778

	Minnesota - 0.9%
200,000	Duluth, MN, Independent School Dist No. 709 5.00%, 02/01/2022(1)	212,708

	Missouri - 1.4%
50,000	City of St. Louis, MO, Airport Rev 5.00%, 07/01/2023(1)	55,639
100,000	Kirkwood, MO, Industrial Dev Auth Retirement Community 5.00%, 05/15/2022	101,990
150,000	St. Louis County, MO, Industrial Dev Auth 5.00%, 09/01/2023	157,171

		314,800

	Nebraska - 1.7%
120,000	Central Plains, NE, Energy Project 5.25%, 12/01/2021	127,081
145,000	Nebraska Investment Finance Auth Rev 4.00%, 09/01/2048	159,699

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 100,000	Washington County, NE 2.38%, 09/01/2030(4)	$100,125

		386,905

	Nevada - 1.9%
100,000	City of North Las Vegas, NV 3.50%, 06/01/2022	100,756
150,000	City of Reno, NV, Sales Tax Rev 5.00%, 06/01/2024(1)	170,751
35,000	City of Sparks, NV 2.50%, 06/15/2024(2)	34,681
100,000	Clark County, NV, School Dist, GO 5.00%, 06/15/2025	119,399

		425,587

	New Jersey - 3.9%
200,000	City of Bayonne, NJ, GO 0.00%, 07/01/2023(1)(5)	196,246
	New Jersey Economic Dev Auth
100,000	5.00%, 06/15/2022	106,828
75,000	5.00%, 06/15/2023	82,766
140,000	New Jersey Educational Facs Auth 5.00%, 07/01/2024	156,688
	New Jersey Transportation Trust Fund Auth
60,000	5.00%, 12/15/2023	67,233
40,000	5.00%, 12/15/2024	45,827
	Tobacco Settlement Financing Corp., NJ
125,000	5.00%, 06/01/2023	140,233
70,000	5.00%, 06/01/2025	83,759

		879,580

	New Mexico - 3.5%
250,000	City of Santa Fe, NM Rev 2.63%, 05/15/2025	239,162
	New Mexico Mortgage Finance Auth
70,000	3.75%, 03/01/2048(1)	76,576
295,000	3.75%, 01/01/2050(1)	328,317
135,000	4.00%, 01/01/2049(1)	149,032

		793,087

	New York - 2.4%
500,000	Metropolitan Transportation Auth, NY, Rev 5.00%, 11/15/2034(4)	541,610

	North Dakota - 0.4%
80,000	North Dakota Housing Finance Agency 3.50%, 07/01/2046	86,146

	Ohio - 1.7%
	Cleveland, OH, Airport System Rev
60,000	5.00%, 01/01/2022(1)	63,452
60,000	5.00%, 01/01/2023(1)	65,761
150,000	5.00%, 01/01/2024	169,018
90,000	County of Lucas, OH 5.00%, 11/15/2021	93,955

		392,186

	Oklahoma - 1.0%
225,000	Oklahoma Dev Finance Auth 1.63%, 07/06/2023	224,375

	Oregon - 1.3%
60,000	Salem Hospital Facs Auth, OR 5.00%, 05/15/2025	64,639
	State of Oregon Housing & Community Services Department
115,000	3.50%, 07/01/2048	123,761
105,000	4.50%, 01/01/2049	116,375

		304,775

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Pennsylvania - 4.9%
$ 35,000	City of Philadelphia, PA, GO 5.00%, 08/01/2021	$36,524
	City of Philadelphia, PA, Redev Auth
105,000	5.00%, 04/15/2021	107,820
100,000	5.00%, 04/15/2025	115,574
	Lehigh County, PA, Industrial Dev Auth
65,000	1.80%, 02/15/2027(4)	65,922
55,000	1.80%, 09/01/2029(4)	55,828
150,000	Montgomery County, PA, Industrial Dev Auth Rev 4.00%, 12/01/2020	150,667
	Philadelphia, PA, School Dist, GO
85,000	4.00%, 09/01/2022(1)	85,225
65,000	5.00%, 09/01/2020(1)	65,212
150,000	Reading, PA, School Dist, GO 5.00%, 03/01/2023(1)	166,884
50,000	State Public School Building Auth, PA 5.00%, 04/01/2021(1)	51,426
200,000	Wilkes-Barre Area, PA, School Dist, GO 5.00%, 04/15/2023(1)	223,426

		1,124,508

	Puerto Rico - 1.5%
	Puerto Rico Sales Tax Financing Corp. Sales Tax Rev
177,000	0.00%, 07/01/2024(5)	161,771
244,000	0.00%, 07/01/2029(5)	191,606

		353,377

	Rhode Island - 1.7%
150,000	Rhode Island Health & Educational Building Corp. 5.00%, 05/15/2022(1)	162,006
20,000	Rhode Island Housing & Mortgage Finance Corp. 4.00%, 10/01/2032	20,515
	Rhode Island Student Loan Auth
25,000	3.00%, 12/01/2024	25,917
100,000	5.00%, 12/01/2023	110,353
60,000	Rhode Island Tobacco Settlement Financing Corp. 5.00%, 06/01/2021	62,169

		380,960

	South Carolina - 0.7%
150,000	South Carolina Jobs-Economic Dev Auth 5.00%, 05/01/2024	169,803

	Tennessee - 3.7%
250,000	Chattanooga, TN, Health Educational & Housing Facs Board 5.00%, 08/01/2025	296,647
150,000	Shelby County, TN, Health Educational & Housing Facs Board 4.00%, 09/01/2022(2)	143,018
	Tennessee Housing Dev Agency
90,000	3.50%, 07/01/2045	96,456
150,000	3.50%, 01/01/2047	160,852
135,000	3.50%, 01/01/2048	145,240

		842,213

	Texas - 4.4%
100,000	Arlington, TX, Higher Education Finance Corp. 4.00%, 12/01/2022(1)	108,016
70,000	Big Sandy, TX, Independent School Dist Upshur County, GO 5.00%, 02/15/2024(1)	81,094
100,000	Central Texas Turnpike System Rev 5.00%, 08/15/2024	114,470
105,000	City of San Antonio, TX, Airport System 5.00%, 07/01/2022	113,795
95,000	City of San Antonio, TX, Electric & Gas Systems Rev 1.75%, 02/01/2049(4)	97,779
50,000	Harris County, TX, Metropolitan Transportation Auth 5.00%, 11/01/2022	55,227

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
$ 100,000	Kerrville, TX, Health Facs Dev Corp. 5.00%, 08/15/2020		$100,124
100,000	North East Texas Regional Mobility Auth 5.00%, 01/01/2021		101,162
205,000	Texas Municipal Gas Acquisition & Supply Corp. Rev 5.00%, 12/15/2032		219,170

			990,837

	Utah - 0.7%
130,000	Salt Lake County, UT 5.13%, 02/15/2033(1)		152,370

	Washington - 2.4%
100,000	Chelan County, WA, Public Utility Dist No. 1 0.00%, 06/01/2021(1)(5)		99,679
195,000	Tobacco Settlement Auth, WA 5.00%, 06/01/2024		216,612
250,000	Washington State Housing Finance Commission 2.38%, 01/01/2026(2)		232,495

			548,786

	West Virginia - 0.3%
55,000	West Virginia State Economic Dev Auth 2.55%, 03/01/2040(4)		57,660

	Wisconsin - 2.8%
	Public Finance Auth, WI
150,000	4.00%, 07/01/2025(1)		169,756
225,000	4.00%, 07/01/2026(1)		256,176
200,000	Wisconsin Health & Educational Facs Auth 5.00%, 11/01/2025		212,274

			638,206

	Total Municipal Bonds (cost $21,035,014)		$21,418,024

Short-Term Investments - 3.6%
	Repurchase Agreements - 3.6%
817,517	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2020 at 0.070%, due on 08/03/2020 with a maturity value of $817,522; collateralized by U.S. Treasury Note at 1.375%, maturing 08/31/2026, with a market value of $833,927		817,517

	Total Short-Term Investments (cost $817,517)		$817,517

	Total Investments (cost $21,852,531)	97.7%	$22,235,541
	Other Assets and Liabilities	2.3%	523,167

	Total Net Assets	100.0%	$22,758,708

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Principal and interest payments are insured against loss by a financial guaranty assurance agency. At July 31, 2020, the aggregate value of these securities was $5,674,895, representing 24.9% of net assets.

(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $616,620, representing 2.7% of net assets.

(3)	Variable rate security; the rate reported is the coupon rate in effect at July 31, 2020. Base lending rates may be subject to a floor or cap.

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Security is a zero-coupon bond.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

Municipal Abbreviations:
Auth	Authority
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
PA	Port Authority
Redev	Redevelpoment
Rev	Revenue

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Municipal Bonds	$21,418,024	$—	$21,418,024	$—
Short-Term Investments	817,517	—	817,517	—

Total	$22,235,541	$—	$22,235,541	$—

(1)	For the period ended July 31, 2020, there were no transfers in and out of Level 3.

The Hartford Short Duration Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage-Backed Securities - 18.2%
	Asset-Backed - Automobile - 0.7%
	Credit Acceptance Auto Loan Trust
$ 4,960,000	2.38%, 11/15/2028(1)	$5,072,839
161,191	2.65%, 06/15/2026(1)	161,541
1,270,000	3.55%, 08/15/2027(1)	1,290,386
3,750,000	OneMain Direct Auto Receivables Trust 3.43%, 12/16/2024(1)	3,794,703
124,248	Santander Drive Auto Receivables Trust 2.46%, 03/15/2022	124,346
25,024	Westlake Automobile Receivables Trust 3.20%, 01/16/2024(1)	25,051

		10,468,866

	Asset-Backed - Finance & Insurance - 4.2%
2,103,903	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(1)(2)	2,094,674
4,685,000	Angel Oak Mortgage Trust LLC 1.47%, 06/25/2065(1)(2)	4,689,789
2,250,000	Apidos CLO 1.36%, 04/15/2031, 3 mo. USD LIBOR + 1.080%(1)(3)	2,184,385
252,261	Bayview Koitere Fund Trust 4.00%, 11/28/2053(1)(2)	261,229
782,900	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(2)	789,461
	Bayview Opportunity Master Fund Trust
356,752	3.50%, 01/28/2055(1)(2)	362,623
632,081	3.50%, 06/28/2057(1)(2)	650,884
805,709	4.00%, 10/28/2064(1)(2)	833,563
	Carlyle Global Market Strategies CLO Ltd.
249,672	1.16%, 01/18/2029, 3 mo. USD LIBOR + 0.890%(1)(3)	245,547
1,495,453	1.24%, 04/17/2031, 3 mo. USD LIBOR + 0.970%(1)(3)	1,455,261
1,000,000	1.67%, 04/17/2031, 3 mo. USD LIBOR + 1.400%(1)(3)	943,287
1,635,000	CSMC Trust 2.26%, 08/15/2037	1,684,048
2,630,125	DB Master Finance LLC 3.79%, 05/20/2049(1)	2,723,554
801,326	Ellington Financial Mortgage Trust 2.74%, 11/25/2059(1)(2)	804,623
1,190,000	KKR CLO Ltd. 1.28%, 04/15/2031, 3 mo. USD LIBOR + 1.000%(1)(3)	1,149,122
68,281	Nationstar HECM Loan Trust 3.19%, 07/25/2028(1)(2)	68,323
3,825,000	Neuberger Berman Loan Advisers CLO Ltd. 1.29%, 04/19/2030, 3 mo. USD LIBOR + 1.020%(1)(3)	3,760,648
1,128,843	NRZ Excess Spread-Collateralized Notes 3.19%, 01/25/2023(1)	1,134,559
870,902	OBX Trust 4.00%, 11/25/2048(1)(2)	875,844
1,250,000	Octagon Investment Partners Ltd. 1.29%, 07/17/2030, 3 mo. USD LIBOR + 1.020%(1)(3)	1,219,033
	OneMain Financial Issuance Trust
4,000,000	3.48%, 02/14/2031(1)	4,103,511
210,007	4.57%, 02/20/2029(1)	210,170
2,849,250	Planet Fitness Master Issuer LLC 4.26%, 09/05/2048(1)	2,847,142
	Regional Management Issuance Trust
1,450,000	3.05%, 11/15/2028(1)	1,436,686
1,264,159	3.83%, 07/15/2027(1)	1,264,455
2,500,000	4.56%, 01/18/2028(1)	2,528,407
1,895,742	Residential Mortgage Loan Trust 2.38%, 02/25/2024(1)(2)	1,921,410
348,359	SoFi Consumer Loan Program LLC 3.28%, 01/26/2026(1)	349,388

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,119,051	SoFi Consumer Loan Program Trust 2.02%, 01/25/2029(1)	$1,128,989
	Towd Point Mortgage Trust
1,255,806	2.25%, 07/25/2056(1)(2)	1,268,526
542,525	2.75%, 04/25/2055(1)(2)	548,948
206,442	2.75%, 05/25/2055(1)(2)	207,832
4,915,000	Tryon Park CLO Ltd. 1.17%, 04/15/2029, 3 mo. USD LIBOR + 0.890%(1)(3)	4,833,745
	Vantage Data Centers Issuer LLC
2,551,396	3.19%, 07/15/2044(1)	2,611,830
956,317	4.07%, 02/16/2043(1)	991,154
1,283,250	4.20%, 11/16/2043(1)	1,329,624
1,485,000	Verizon Owner Trust 2.22%, 12/20/2021(1)	1,487,719
3,143,250	Wingstop Funding LLC 4.97%, 12/05/2048(1)	3,225,415
2,755,000	Z Capital Credit Partners CLO Ltd. 1.72%, 07/16/2027, 3 mo. USD LIBOR + 1.450%(1)(3)	2,631,595

		62,857,003

	Asset-Backed - Home Equity - 0.1%
301,983	Accredited Mortgage Loan Trust 0.85%, 01/25/2035, 1 mo. USD LIBOR + 0.680%(3)	300,105
774,833	Morgan Stanley ABS Capital, Inc. Trust 0.93%, 01/25/2035, 1 mo. USD LIBOR + 0.760%(3)	770,384
62,386	Residential Asset Securitization Trust 4.99%, 07/25/2034(2)	63,786

		1,134,275

	Collateralized - Mortgage Obligations - 0.1%
2,235,000	Natixis Commercial Mortgage Securities Trust 2.51%, 10/15/2036(1)	2,272,807

	Commercial Mortgage-Backed Securities - 1.7%
1,272,000	CF Hippolyta LLC 2.28%, 07/15/2060(1)	1,284,738
	Citigroup Mortgage Loan Trust
1,817,144	3.25%, 03/25/2061(1)(2)	1,906,410
1,393,561	3.50%, 02/25/2058(1)(2)	1,469,285
326,303	DBUBS Mortgage Trust 0.69%, 11/10/2046(1)(2)(4)	1
	FREMF Mortgage Trust
900,000	4.02%, 05/25/2045(1)(2)	936,703
3,028,530	4.13%, 02/25/2046(1)(2)	3,041,166
1,000,000	4.57%, 11/25/2049(1)(2)	1,001,574
4,235,000	GS Mortgage Securities Corp. Trust 2.75%, 02/10/2037(1)	4,237,404
	JP Morgan Chase Commercial Mortgage Securities Trust
1,558,265	3.91%, 05/05/2030(1)	1,192,248
895,283	4.39%, 07/15/2046(1)	907,434
9,500,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	9,533,342

		25,510,305

	Diversified Financial Services - 0.1%
1,390,000	BBCMS Mortgage Trust 2.04%, 04/15/2053	1,442,465

	Other Asset-Backed Securities - 1.6%
2,120,000	Affirm Asset Securitization Trust 3.46%, 10/15/2024(1)	2,122,773
1,160,391	Avant Loans Funding Trust 2.72%, 10/15/2026(1)	1,163,678
1,080,000	Dryden Senior Loan Fund 1.25%, 04/15/2031, 3 mo. USD LIBOR + 0.970%(1)(3)	1,054,205
3,189,785	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	2,857,548
	Marlette Funding Trust

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 2,484,183	2.39%, 12/17/2029(1)	$2,500,745
762,145	2.69%, 09/17/2029(1)	767,276
997,315	3.13%, 07/16/2029(1)	1,006,875
562,885	3.44%, 04/16/2029(1)	568,391
563,434	Nationstar HECM Loan Trust 2.65%, 06/25/2029(1)(2)	565,336
2,004,679	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	1,664,610
3,560,000	Stack Infrastructure Issuer LLC 3.08%, 10/25/2044(1)	3,574,753
	Towd Point Mortgage Trust
665,369	2.25%, 04/25/2056(1)(2)	670,104
223,250	2.75%, 02/25/2055(1)(2)	226,459
1,947,292	2.75%, 10/25/2056(1)(2)	2,001,202
1,192,000	2.75%, 04/25/2057(1)(2)	1,216,696
800,558	2.75%, 07/25/2057(1)(2)	821,217
1,229,675	2.75%, 10/25/2057(1)(2)	1,278,842

		24,060,710

	Telecommunications - 0.2%
2,570,000	GCAT Trust 1.56%, 04/25/2065(1)(2)	2,570,250

	Whole Loan Collateral CMO - 9.5%
	Angel Oak Mortgage Trust
7,203,648	1.69%, 04/25/2065(1)(2)	7,211,911
1,306,622	2.47%, 12/25/2059(1)(2)	1,315,152
	Angel Oak Mortgage Trust LLC
293,018	2.48%, 07/25/2047(1)(2)	293,851
196,625	2.71%, 11/25/2047(1)(2)	196,632
37,873	2.81%, 01/25/2047(1)(2)	37,871
3,231,630	2.99%, 07/26/2049(1)(2)	3,268,291
1,244,331	3.92%, 11/25/2048(1)(2)	1,269,861
	Arroyo Mortgage Trust
4,188,358	2.96%, 10/25/2048(1)(2)	4,283,169
1,027,165	3.81%, 01/25/2049(1)(2)	1,047,611
	Bunker Hill Loan Depositary Trust
2,830,000	1.72%, 02/25/2055(1)(2)	2,835,459
3,463,334	2.72%, 11/25/2059(1)(5)	3,529,199
1,024,999	3.61%, 10/26/2048(1)(5)	1,052,030
3,168,233	3.82%, 10/26/2048(1)(5)	3,251,339
2,120,762	CIM Trust 3.00%, 04/25/2057(1)(2)	2,164,219
1,270,000	Colombia Cent CLO Ltd. 1.40%, 10/25/2028, 3 mo. USD LIBOR + 1.150%(1)(3)	1,255,770
	COLT Mortgage Loan Trust
280,233	1.85%, 03/25/2065(1)(2)	281,813
4,018,084	2.49%, 02/25/2050(1)(2)	4,058,700
2,340,238	2.58%, 11/25/2049(1)(2)	2,356,620
562,268	2.76%, 08/25/2049(1)(2)	569,045
339,428	3.47%, 07/27/2048(1)(2)	342,689
298,765	3.69%, 10/26/2048(1)(2)	304,230
433,913	3.71%, 03/25/2049(1)(2)	439,481
1,346,166	4.01%, 12/28/2048(1)(2)	1,366,867
	CSMC Trust
2,471,853	2.24%, 02/25/2050(1)(2)	2,432,385
1,577,831	4.13%, 07/25/2058(1)(2)	1,583,832
	Deephaven Residential Mortgage Trust
3,380,000	1.69%, 05/25/2065(1)	3,381,604
4,466,596	2.34%, 01/25/2060(1)(2)	4,517,057
296,291	2.45%, 06/25/2047(1)(2)	296,244
118,956	2.73%, 12/26/2046(1)(2)	118,779
3,713,127	2.79%, 10/25/2059(1)(2)	3,761,179
156,833	2.81%, 10/25/2047(1)(2)	158,279
672,001	3.48%, 04/25/2058(1)(2)	683,463
1,490,443	3.79%, 08/25/2058(1)(2)	1,515,616

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 435,169	Flagstar Mortgage Trust 4.00%, 09/25/2048(1)(2)	$438,296
2,499,753	Galton Funding Mortgage Trust 2.66%, 10/25/2059(1)(2)	2,551,690
	GCAT Trust
3,392,691	2.25%, 01/25/2060(1)(5)	3,425,409
2,012,208	2.65%, 10/25/2068(1)(2)	2,084,375
298,894	Home Re Ltd. 1.77%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(3)	294,618
853,748	MetLife Securitization Trust 3.00%, 04/25/2055(1)(2)	889,702
448,492	MFA Trust 2.59%, 02/25/2057(1)(2)	451,828
	Mill City Mortgage Loan Trust
458,437	2.50%, 04/25/2057(1)(2)	461,740
4,074,489	2.75%, 07/25/2059(1)(2)	4,255,402
1,679,177	2.75%, 01/25/2061(1)(2)	1,721,716
968,840	3.25%, 05/25/2062(1)(2)	1,006,991
1,815,302	3.50%, 05/25/2058(1)(2)	1,888,717
1,814,528	3.50%, 08/25/2058(1)(2)	1,927,172
5,525,000	New Residential Advance Receivables Trust 2.43%, 10/15/2051(1)	5,497,990
2,599,079	New Residential Mortgage LLC 3.79%, 07/25/2054(1)	2,544,258
	New Residential Mortgage Loan Trust
2,620,728	0.92%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(3)	2,583,998
2,945,952	1.65%, 05/24/2060(1)(2)	2,950,490
3,558,255	2.46%, 01/26/2060(1)(2)	3,621,084
500,175	3.25%, 09/25/2056(1)(2)	526,637
854,440	3.50%, 12/25/2057(1)(2)	912,837
509,908	3.75%, 11/26/2035(1)(2)	545,621
353,572	3.75%, 03/25/2056(1)(2)	377,870
560,973	3.75%, 11/25/2056(1)(2)	598,035
1,012,346	4.00%, 02/25/2057(1)(2)	1,092,594
1,018,225	4.00%, 03/25/2057(1)(2)	1,097,581
700,165	4.00%, 04/25/2057(1)(2)	752,248
998,421	4.00%, 05/25/2057(1)(2)	1,071,102
1,709,463	4.00%, 09/25/2057(1)(2)	1,809,705
789,132	4.00%, 12/25/2057(1)(2)	844,519
2,700,000	NRZ Advance Receivables Trust 2.59%, 07/15/2052(1)	2,703,608
2,386,074	NRZ Excess Spread-Collateralized Notes 3.61%, 05/25/2023(1)	2,383,875
3,485,756	OBX Trust 3.50%, 12/25/2049(1)(2)	3,603,909
906,399	Preston Ridge Partners Mortgage Trust LLC 3.75%, 04/25/2023(1)(2)	911,571
3,442,788	PSMC Trust 3.50%, 10/25/2049(1)(2)	3,504,109
286,265	Radnor RE Ltd. 1.37%, 06/25/2029, 1 mo. USD LIBOR + 1.200%(1)(3)	286,122
	Sequoia Mortgage Trust
3,306,729	3.50%, 11/25/2049(1)(2)	3,387,483
110,095	4.00%, 09/25/2048(1)(2)	110,747
1,261,674	4.50%, 08/25/2048(1)(2)	1,324,169
701,099	Spruce Hill Mortgage Loan Trust 3.40%, 04/29/2049(1)(2)	707,137
3,573,991	Starwood Mortgage Residential Trust 2.28%, 02/25/2050(1)(2)	3,606,684
2,015,987	Towd Point Mortgage Trust 2.90%, 10/25/2059(1)(2)	2,134,657
	Verus Securitization Trust
2,980,000	1.50%, 06/25/2065(1)(5)	2,981,597
2,215,104	2.42%, 01/25/2060(1)(5)	2,247,990
2,440,923	2.64%, 11/25/2059(1)(5)	2,482,379
1,270,808	3.68%, 06/01/2058(1)(2)	1,285,982

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 454,169	Wells Fargo Mortgage Backed Securities Trust 4.00%, 04/25/2049(1)(2)	$455,011

		143,521,503

	Total Asset & Commercial Mortgage-Backed Securities (cost $272,975,818)	$273,838,184

Corporate Bonds - 54.8%
	Aerospace/Defense - 0.5%
365,000	BAE Systems Holdings, Inc. 2.85%, 12/15/2020(1)	366,990
4,000,000	Boeing Co. 4.51%, 05/01/2023	4,185,075
2,275,000	L3Harris Technologies, Inc. 3.85%, 06/15/2023	2,478,252
164,000	United Technologies Corp. 3.65%, 08/16/2023	177,981

		7,208,298

	Agriculture - 0.6%
3,125,000	Altria Group, Inc. 2.85%, 08/09/2022	3,265,860
5,000,000	BAT Capital Corp. 2.79%, 09/06/2024	5,335,417

		8,601,277

	Apparel - 0.5%
2,520,000	PVH Corp. 4.63%, 07/10/2025(1)	2,574,356
4,000,000	VF Corp. 2.40%, 04/23/2025	4,255,423

		6,829,779

	Auto Manufacturers - 2.3%
2,000,000	Daimler Finance North America LLC 2.00%, 07/06/2021(1)	2,021,104
	Ford Motor Credit Co. LLC
3,125,000	3.35%, 11/01/2022	3,144,531
2,800,000	4.06%, 11/01/2024	2,862,160
	General Motors Financial Co., Inc.
2,850,000	2.90%, 02/26/2025	2,949,482
2,500,000	3.15%, 06/30/2022	2,569,193
2,500,000	3.20%, 07/06/2021	2,540,863
2,500,000	4.20%, 11/06/2021	2,587,415
2,500,000	Harley-Davidson Financial Services, Inc. 2.85%, 01/15/2021(1)	2,511,167
	Hyundai Capital America
2,500,000	2.38%, 02/10/2023(1)	2,547,894
1,825,000	4.13%, 06/08/2023(1)	1,940,079
	Nissan Motor Acceptance Corp.
1,000,000	2.15%, 09/28/2020(1)	999,089
1,250,000	2.55%, 03/08/2021(1)	1,250,181
	Volkswagen Group of America Finance LLC
1,800,000	2.85%, 09/26/2024(1)	1,926,712
2,000,000	3.13%, 05/12/2023(1)	2,122,386
3,025,000	4.25%, 11/13/2023(1)	3,341,039

		35,313,295

	Auto Parts & Equipment - 0.3%
4,237,000	Goodyear Tire & Rubber Co. 8.75%, 08/15/2020(6)	4,243,779

	Beverages - 0.4%
1,155,000	Anheuser-Busch InBev Finance, Inc. 3.70%, 02/01/2024	1,275,224
1,700,000	Anheuser-Busch InBev Worldwide, Inc. 4.15%, 01/23/2025	1,939,937
	Constellation Brands, Inc.
2,435,000	2.65%, 11/07/2022	2,543,082

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 340,000	2.70%, 05/09/2022	$352,508
625,000	Molson Coors Brewing Co. 2.10%, 07/15/2021	632,945

		6,743,696

	Chemicals - 0.8%
	Celanese U.S. Holdings LLC
915,000	3.50%, 05/08/2024	975,453
3,225,000	4.63%, 11/15/2022	3,471,782
3,600,000	DuPont de Nemours, Inc. 4.21%, 11/15/2023	3,975,336
2,500,000	Eastman Chemical Co. 3.50%, 12/01/2021	2,590,018
1,235,000	International Flavors & Fragrances, Inc. 3.40%, 09/25/2020	1,239,142
48,000	Sherwin-Williams Co. 2.75%, 06/01/2022	49,663

		12,301,394

	Commercial Banks - 16.0%
	Banco Santander S.A.
1,600,000	3.13%, 02/23/2023	1,682,323
1,200,000	3.50%, 04/11/2022	1,249,679
600,000	3.85%, 04/12/2023	643,181
	Bank of America Corp.
2,500,000	1.32%, 06/19/2026, (1.32% fixed rate until 06/19/2025; 3 mo. USD SOFR + 1.150% thereafter)(7)	2,530,408
2,000,000	1.49%, 05/19/2024, (1.49% fixed rate until 05/19/2023; 3 mo. USD SOFR + 1.460% thereafter)(7)	2,048,376
5,125,000	2.02%, 02/13/2026, (2.02% fixed rate until 02/13/2025; 3 mo. USD LIBOR + 0.640% thereafter)(7)	5,348,048
1,500,000	2.74%, 01/23/2022, (2.74% fixed rate until 01/23/2021; 3 mo. USD LIBOR + 0.370% thereafter)(7)	1,515,310
3,750,000	3.88%, 08/01/2025	4,289,861
4,915,000	Bank of Montreal 2.05%, 11/01/2022	5,096,922
1,500,000	Banque Federative du Credit Mutuel S.A. 2.70%, 07/20/2022(1)	1,558,304
	Barclays plc
2,625,000	3.25%, 01/12/2021	2,657,077
1,775,000	4.61%, 02/15/2023, (4.61% fixed rate until 02/15/2022; 3 mo. USD LIBOR + 1.400% thereafter)(7)	1,870,375
	BNP Paribas S.A.
580,000	2.95%, 05/23/2022(1)	602,179
750,000	3.50%, 03/01/2023(1)	799,240
	BPCE S.A.
3,000,000	2.38%, 01/14/2025(1)	3,142,980
1,750,000	2.75%, 01/11/2023(1)	1,840,297
300,000	3.00%, 05/22/2022(1)	311,051
1,500,000	4.00%, 09/12/2023(1)	1,633,530
	Canadian Imperial Bank of Commerce
1,250,000	2.61%, 07/22/2023, (2.61% fixed rate until 07/22/2022; 3 mo. USD LIBOR + 0.785% thereafter)(7)	1,299,365
4,500,000	3.10%, 04/02/2024	4,864,320
1,250,000	3.50%, 09/13/2023	1,365,962
	Capital One Financial Corp.
1,250,000	3.05%, 03/09/2022	1,296,842
1,750,000	3.45%, 04/30/2021	1,786,581
1,755,000	3.90%, 01/29/2024	1,921,292
	CIT Group, Inc.
2,500,000	4.13%, 03/09/2021	2,509,375
1,620,000	5.00%, 08/15/2022	1,672,650
3,980,000	5.00%, 08/01/2023	4,164,075
	Citigroup, Inc.
3,000,000	2.31%, 11/04/2022, (2.31% fixed rate until 11/04/2021; 3 mo. USD SOFR + 0.867% thereafter)(7)	3,064,534
4,500,000	2.90%, 12/08/2021	4,640,146

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Citizens Bank NA
$ 770,000	2.55%, 05/13/2021	$781,796
4,500,000	2.65%, 05/26/2022	4,649,407
665,000	Citizens Financial Group, Inc. 2.38%, 07/28/2021	676,797
3,550,000	Comerica, Inc. 3.70%, 07/31/2023	3,840,319
	Credit Agricole S.A.
2,794,000	1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 3 mo. USD SOFR + 1.676% thereafter)(1)(7)	2,872,867
735,000	3.75%, 04/24/2023(1)	792,227
	Credit Suisse Group AG
3,420,000	2.59%, 09/11/2025, (2.59% fixed rate until 09/11/2024; 3 mo. USD SOFR + 1.560% thereafter)(1)(7)	3,585,287
2,001,000	3.57%, 01/09/2023(1)	2,075,913
2,000,000	Credit Suisse Group Funding Guernsey Ltd. 3.45%, 04/16/2021	2,042,571
	Danske Bank A/S
1,120,000	2.00%, 09/08/2021(1)	1,137,093
1,250,000	2.70%, 03/02/2022(1)	1,288,838
1,250,000	2.80%, 03/10/2021(1)	1,267,578
5,510,000	5.00%, 01/12/2022(1)	5,806,460
2,425,000	Discover Bank 2.45%, 09/12/2024	2,569,763
3,000,000	DNB Bank ASA 2.15%, 12/02/2022(1)	3,115,506
	Fifth Third Bancorp
2,430,000	2.38%, 01/28/2025	2,579,741
1,750,000	2.60%, 06/15/2022	1,814,230
2,000,000	3.65%, 01/25/2024	2,192,734
	Goldman Sachs Group, Inc.
1,225,000	2.35%, 11/15/2021	1,231,464
660,000	2.63%, 04/25/2021	669,676
4,000,000	3.00%, 04/26/2022	4,072,933
1,500,000	3.20%, 02/23/2023	1,595,717
2,500,000	3.63%, 02/20/2024	2,736,539
	HSBC Holdings plc
3,500,000	2.63%, 11/07/2025, (2.63% fixed rate until 11/07/2024; 3 mo. USD LIBOR + 1.140% thereafter)(7)	3,662,570
2,135,000	3.26%, 03/13/2023, (3.26% fixed rate until 03/13/2022; 3 mo. USD LIBOR + 1.055% thereafter)(7)	2,214,876
	Huntington Bancshares, Inc.
2,000,000	2.30%, 01/14/2022	2,050,529
1,700,000	3.15%, 03/14/2021	1,725,340
	ING Groep N.V.
705,000	3.15%, 03/29/2022	733,954
2,000,000	4.10%, 10/02/2023	2,205,361
	Intesa Sanpaolo S.p.A.
1,955,000	3.13%, 07/14/2022(1)	2,006,675
2,000,000	3.25%, 09/23/2024(1)	2,102,597
1,675,000	3.38%, 01/12/2023(1)	1,734,674
750,000	6.50%, 02/24/2021(1)	769,579
	JPMorgan Chase & Co.
3,000,000	1.51%, 06/01/2024, (1.51% fixed rate until 06/01/2023; 3 mo. USD SOFR + 1.455% thereafter)(7)	3,072,296
4,600,000	2.30%, 10/15/2025, (2.30% fixed rate until 10/15/2024; 3 mo. USD SOFR + 1.160% thereafter)(7)	4,867,064
3,750,000	3.90%, 07/15/2025	4,271,148
1,500,000	KeyBank NA 2.40%, 06/09/2022	1,552,598
4,100,000	Macquarie Bank Ltd. 2.10%, 10/17/2022(1)	4,238,446
3,000,000	Macquarie Group Ltd. 3.19%, 11/28/2023, (3.19% fixed rate until 11/28/2022; 3 mo. USD LIBOR + 1.023% thereafter)(1)(7)	3,138,290

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,045,000	Manufacturers & Traders Trust Co. 1.39%, 12/28/2020, 1 mo. USD LIBOR + 1.215%(3)	$1,045,358
3,580,000	Mitsubishi UFJ Financial Group, Inc. 2.62%, 07/18/2022	3,718,625
2,000,000	Mizuho Financial Group, Inc. 2.72%, 07/16/2023, (2.72% fixed rate until 07/16/2022; 3 mo. USD LIBOR + 0.840% thereafter)(7)	2,075,010
	Morgan Stanley
2,000,000	0.80%, 01/20/2023, 3 mo. USD SOFR + 0.700%(3)	2,003,497
920,000	2.50%, 04/21/2021	935,073
2,675,000	4.00%, 07/23/2025	3,083,829
3,400,000	National Bank of Canada 2.15%, 10/07/2022(1)	3,511,692
4,125,000	NatWest Markets plc 3.63%, 09/29/2022(1)	4,357,593
	Regions Financial Corp.
1,500,000	2.25%, 05/18/2025	1,593,721
2,500,000	2.75%, 08/14/2022	2,605,517
1,500,000	3.80%, 08/14/2023	1,637,696
3,900,000	Royal Bank of Canada 2.25%, 11/01/2024	4,159,044
	Santander Holdings USA, Inc.
3,035,000	3.45%, 06/02/2025	3,254,816
3,530,000	3.70%, 03/28/2022	3,666,380
	Santander UK plc
2,670,000	2.10%, 01/13/2023	2,767,342
2,000,000	3.40%, 06/01/2021	2,049,995
	Skandinaviska Enskilda Banken AB
1,400,000	2.63%, 11/17/2020(1)	1,409,303
1,500,000	2.80%, 03/11/2022	1,558,074
	Standard Chartered plc
3,655,000	2.74%, 09/10/2022, (2.74% fixed rate until 09/10/2021; 3 mo. USD LIBOR + 1.200% thereafter)(1)(7)	3,698,773
3,400,000	4.25%, 01/20/2023, (4.25% fixed rate until 01/20/2022; 3 mo. USD LIBOR + 1.150% thereafter)(1)(7)	3,533,836
	Truist Financial Corp.
2,000,000	1.20%, 08/05/2025(6)	2,045,124
895,000	2.90%, 03/03/2021	906,770
1,750,000	3.05%, 06/20/2022	1,833,327
4,230,000	UBS Group AG 1.01%, 07/30/2024, (1.01% fixed rate until 07/30/2023; 12 mo. USD CMT + 0.830% thereafter)(1)(7)	4,251,338
	UniCredit S.p.A.
3,250,000	3.75%, 04/12/2022(1)(6)	3,353,632
3,035,000	6.57%, 01/14/2022(1)	3,226,238
	Wells Fargo & Co.
7,500,000	2.16%, 02/11/2026, (2.16% fixed rate until 02/11/2025; 3 mo. USD LIBOR + 0.750% thereafter)(7)	7,819,373
4,650,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD LIBOR + 0.825% thereafter)(7)	4,893,299

		242,140,011

	Commercial Services - 1.1%
	Equifax, Inc.
3,365,000	2.60%, 12/01/2024	3,592,828
1,035,000	3.30%, 12/15/2022	1,085,706
2,555,000	3.95%, 06/15/2023	2,767,065
	Global Payments, Inc.
2,345,000	2.65%, 02/15/2025	2,511,729
1,500,000	3.80%, 04/01/2021	1,528,719
1,500,000	4.00%, 06/01/2023	1,633,335
2,750,000	IHS Markit Ltd. 4.13%, 08/01/2023	3,001,625

		16,121,007

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Construction Materials - 0.4%
$ 3,600,000	Carrier Global Corp. 2.24%, 02/15/2025(1)	$3,760,457
1,880,000	Lennox International, Inc. 1.35%, 08/01/2025	1,897,854

		5,658,311

	Diversified Financial Services - 2.8%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
910,000	3.30%, 01/23/2023	902,100
1,880,000	4.50%, 09/15/2023	1,911,954
2,230,000	AIG Global Funding 2.30%, 07/01/2022(1)	2,305,252
	Air Lease Corp.
2,500,000	2.25%, 01/15/2023	2,471,238
2,700,000	2.63%, 07/01/2022	2,700,831
	Aircastle Ltd.
1,200,000	4.13%, 05/01/2024	1,173,747
1,400,000	4.40%, 09/25/2023	1,388,134
3,075,000	5.13%, 03/15/2021	3,114,957
2,690,000	Ally Financial, Inc. 3.88%, 05/21/2024	2,874,032
4,250,000	Avolon Holdings Funding Ltd. 2.88%, 02/15/2025(1)	3,652,785
2,500,000	CNA Financial Corp. 7.25%, 11/15/2023	2,992,829
4,125,000	LeasePlan Corp. N.V. 2.88%, 10/24/2024(1)	4,274,720
2,525,000	Protective Life Global Funding 2.62%, 08/22/2022(1)	2,634,177
1,800,000	Societe Generale S.A. 3.25%, 01/12/2022(1)	1,855,960
	Synchrony Financial
2,135,000	2.85%, 07/25/2022	2,183,461
1,245,000	4.38%, 03/19/2024	1,324,985
4,925,000	Western Union Co. 2.85%, 01/10/2025	5,184,150

		42,945,312

	Electric - 2.9%
2,500,000	AEP Texas, Inc. 2.40%, 10/01/2022	2,592,028
2,500,000	Ameren Corp. 2.50%, 09/15/2024	2,676,883
1,605,000	CenterPoint Energy Resources Corp. 4.50%, 01/15/2021	1,618,547
3,400,000	CenterPoint Energy, Inc. 3.85%, 02/01/2024	3,739,688
2,280,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026	2,425,587
2,475,000	Dominion Energy, Inc. 3.07%, 08/15/2024(5)	2,688,250
	Edison International
2,000,000	2.40%, 09/15/2022(6)	2,041,837
2,750,000	2.95%, 03/15/2023	2,827,147
1,840,000	3.55%, 11/15/2024	1,972,189
395,000	Emera U.S. Finance L.P. 2.70%, 06/15/2021	401,717
	Enel Finance International N.V.
3,150,000	2.88%, 05/25/2022(1)	3,254,422
1,500,000	4.25%, 09/14/2023(1)	1,637,277
3,760,000	Evergy, Inc. 2.45%, 09/15/2024	4,019,799
	Eversource Energy
1,055,000	2.50%, 03/15/2021	1,066,790
890,000	3.80%, 12/01/2023	977,626

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 970,000	FirstEnergy Corp. 2.85%, 07/15/2022	$992,988
1,850,000	ITC Holdings Corp. 2.70%, 11/15/2022	1,934,066
705,000	Potomac Electric Power Co. 3.05%, 04/01/2022	734,375
3,410,000	Public Service Enterprise Group, Inc. 2.88%, 06/15/2024	3,707,709
3,000,000	Southern Co. 2.35%, 07/01/2021	3,047,972

		44,356,897

	Electronics - 0.1%
850,000	Fortive Corp. 2.35%, 06/15/2021	863,432
870,000	Keysight Technologies Inc 4.55%, 10/30/2024	988,167

		1,851,599

	Engineering & Construction - 0.1%
1,760,000	SBA Tower Trust 3.17%, 04/09/2047(1)	1,789,043

	Food - 1.2%
	Conagra Brands, Inc.
1,200,000	3.25%, 09/15/2022	1,249,225
2,000,000	4.30%, 05/01/2024	2,239,615
4,000,000	Danone S.A. 2.08%, 11/02/2021(1)	4,068,716
3,550,000	Kraft Heinz Foods Co. 3.50%, 07/15/2022	3,715,098
2,500,000	Mondelez International Holdings Netherlands B.V. 2.00%, 10/28/2021(1)	2,543,277
1,850,000	Sysco Corp. 5.65%, 04/01/2025	2,191,746
2,000,000	Tyson Foods, Inc. 4.50%, 06/15/2022	2,129,204

		18,136,881

	Gas - 0.1%
975,000	East Ohio Gas Co. 1.30%, 06/15/2025(1)	1,004,250

	Healthcare-Products - 0.4%
2,260,000	Boston Scientific Corp. 3.45%, 03/01/2024	2,464,741
2,870,000	Zimmer Biomet Holdings, Inc. 3.05%, 01/15/2026	3,139,249

		5,603,990

	Healthcare-Services - 1.6%
	Anthem, Inc.
2,720,000	2.38%, 01/15/2025	2,909,339
1,500,000	2.95%, 12/01/2022	1,581,516
3,800,000	Centene Corp. 4.75%, 05/15/2022	3,865,436
3,771,000	CommonSpirit Health 2.76%, 10/01/2024	3,948,928
2,000,000	HCA, Inc. 4.75%, 05/01/2023	2,190,911
	Howard University
1,965,000	2.42%, 10/01/2024	2,011,010
655,000	2.52%, 10/01/2025	667,725
1,685,000	2.74%, 10/01/2022	1,712,463
	UnitedHealth Group, Inc.
1,590,000	1.25%, 01/15/2026	1,641,623
3,300,000	3.50%, 02/15/2024	3,645,975

		24,174,926

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Home Builders - 0.1%
$ 2,000,000	Toll Brothers Finance Corp. 5.88%, 02/15/2022	$2,087,500

	Household Products/Wares - 0.2%
2,515,000	Church & Dwight Co., Inc. 2.88%, 10/01/2022(6)	2,640,409

	Insurance - 1.8%
3,000,000	American International Group, Inc. 2.50%, 06/30/2025	3,207,735
565,000	Aon Corp. 2.20%, 11/15/2022	586,922
1,250,000	Assurant, Inc. 4.20%, 09/27/2023	1,325,195
2,020,000	Equitable Financial Life Global Funding 1.40%, 07/07/2025(1)	2,043,365
785,000	Equitable Holdings, Inc. 3.90%, 04/20/2023	845,165
3,250,000	Liberty Mutual Group, Inc. 4.95%, 05/01/2022(1)	3,475,853
2,315,000	Marsh & McLennan Cos., Inc. 3.88%, 03/15/2024	2,574,322
4,735,000	Pacific Life Global Funding 1.20%, 06/24/2025(1)	4,834,781
785,000	Principal Life Global Funding 1.25%, 06/23/2025(1)	802,291
705,000	Trinity Acquisition plc 3.50%, 09/15/2021	723,448
3,485,000	Unum Group 4.50%, 03/15/2025	3,847,128
2,250,000	Willis North America, Inc. 3.60%, 05/15/2024	2,456,517

		26,722,722

	Internet - 0.4%
2,000,000	Netflix, Inc. 5.50%, 02/15/2022	2,112,500
3,630,000	Tencent Holdings Ltd. 2.99%, 01/19/2023(1)	3,780,568

		5,893,068

	Iron/Steel - 0.5%
	Steel Dynamics, Inc.
395,000	2.40%, 06/15/2025	414,746
7,000,000	2.80%, 12/15/2024	7,443,972

		7,858,718

	IT Services - 1.6%
	Hewlett Packard Enterprise Co.
4,550,000	2.25%, 04/01/2023	4,706,615
1,250,000	3.50%, 10/05/2021	1,289,590
1,250,000	3.60%, 10/15/2020	1,253,957
4,000,000	HP, Inc. 2.20%, 06/17/2025	4,202,996
5,775,000	International Business Machines Corp. 3.00%, 05/15/2024	6,295,675
3,850,000	Leidos, Inc. 2.95%, 05/15/2023(1)	4,046,350
2,200,000	NCR Corp. 5.00%, 07/15/2022	2,205,500

		24,000,683

	Lodging - 0.9%
5,090,000	Las Vegas Sands Corp. 3.20%, 08/08/2024	5,108,721
	Marriott International, Inc.
1,565,000	2.13%, 10/03/2022	1,554,615
1,500,000	2.30%, 01/15/2022	1,506,897

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 2,500,000	3.60%, 04/15/2024	$2,554,331
2,300,000	MGM Resorts International 6.00%, 03/15/2023	2,403,500

		13,128,064

	Machinery-Diversified - 0.7%
	CNH Industrial Capital LLC
2,000,000	4.38%, 11/06/2020	2,017,262
995,000	4.38%, 04/05/2022	1,045,054
1,850,000	Otis Worldwide Corp. 2.06%, 04/05/2025(1)	1,959,559
	Roper Technologies, Inc.
3,225,000	2.35%, 09/15/2024	3,437,018
1,500,000	3.65%, 09/15/2023	1,639,552

		10,098,445

	Media - 1.4%
2,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital 4.46%, 07/23/2022	2,663,690
3,185,000	Comcast Corp. 3.70%, 04/15/2024	3,545,487
	Cox Communications, Inc.
905,000	2.95%, 06/30/2023(1)	958,171
2,207,000	3.15%, 08/15/2024(1)	2,395,664
3,000,000	3.25%, 12/15/2022(1)	3,176,690
	Fox Corp.
550,000	3.67%, 01/25/2022	576,207
735,000	4.03%, 01/25/2024	815,195
	ViacomCBS, Inc.
815,000	2.90%, 06/01/2023	858,474
2,900,000	3.25%, 03/15/2023	3,012,635
2,675,000	Videotron Ltd. 5.00%, 07/15/2022	2,802,063

		20,804,276

	Mining - 0.3%
	Anglo American Capital plc
2,250,000	3.75%, 04/10/2022(1)	2,330,950
1,500,000	4.13%, 04/15/2021(1)	1,526,868
320,000	Glencore Funding LLC 3.00%, 10/27/2022(1)	329,824

		4,187,642

	Miscellaneous Manufacturing - 0.1%
1,480,000	Parker-Hannifin Corp. 2.70%, 06/14/2024	1,593,114

	Office/Business Equipment - 0.6%
	Xerox Corp.
4,000,000	2.75%, 09/01/2020	3,995,000
5,195,000	4.50%, 05/15/2021	5,298,900

		9,293,900

	Oil & Gas - 2.4%
	Aker BP ASA
5,845,000	3.00%, 01/15/2025(1)	5,781,734
3,075,000	4.75%, 06/15/2024(1)	3,143,939
	Canadian Natural Resources Ltd.
1,250,000	2.05%, 07/15/2025	1,271,319
875,000	2.95%, 01/15/2023	910,908
2,795,000	Cimarex Energy Co. 4.38%, 06/01/2024	2,981,735
3,400,000	Eni S.p.A. 4.00%, 09/12/2023(1)	3,677,895
3,000,000	Marathon Petroleum Corp. 4.50%, 05/01/2023	3,250,859

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 3,000,000	Noble Energy, Inc. 3.90%, 11/15/2024	$3,328,718
5,050,000	Occidental Petroleum Corp. 2.70%, 08/15/2022	4,878,502
EUR 2,535,000	Petroleos Mexicanos 3.13%, 11/27/2020(8)	2,966,397
	Valero Energy Corp.
$ 3,500,000	2.70%, 04/15/2023	3,646,951
735,000	2.85%, 04/15/2025	781,556

		36,620,513

	Pharmaceuticals - 1.9%
	AbbVie, Inc.
1,250,000	2.30%, 05/14/2021	1,266,670
5,000,000	2.60%, 11/21/2024(1)	5,346,979
	Bayer U.S. Finance LLC
2,000,000	3.50%, 06/25/2021(1)	2,048,257
1,400,000	3.88%, 12/15/2023(1)	1,531,018
2,081,000	Cigna Corp. 3.75%, 07/15/2023	2,267,314
1,060,000	CVS Health Corp. 2.63%, 08/15/2024	1,139,837
	Elanco Animal Health, Inc.
4,075,000	4.66%, 08/27/2021	4,243,175
2,560,000	5.02%, 08/28/2023	2,822,400
95,000	Mylan N.V. 3.75%, 12/15/2020	95,809
4,850,000	Teva Pharmaceutical Finance Netherlands B.V. 2.20%, 07/21/2021	4,813,625
	Upjohn, Inc.
2,000,000	1.13%, 06/22/2022(1)	2,016,425
755,000	1.65%, 06/22/2025(1)	776,959

		28,368,468

	Pipelines - 2.4%
	Energy Transfer Operating L.P.
1,870,000	2.90%, 05/15/2025	1,894,167
1,130,000	4.20%, 09/15/2023	1,195,230
2,150,000	4.50%, 04/15/2024	2,290,710
1,700,000	Enterprise Products Operating LLC 2.85%, 04/15/2021	1,725,312
2,775,000	EQM Midstream Partners L.P. 4.75%, 07/15/2023	2,816,569
	Kinder Morgan Energy Partners L.P.
850,000	4.15%, 03/01/2022	891,922
750,000	4.25%, 09/01/2024	837,059
1,175,000	5.30%, 09/15/2020	1,181,414
	MPLX L.P.
1,080,000	1.21%, 09/09/2021, 3 mo. USD LIBOR + 0.900%(3)	1,074,821
240,000	3.50%, 12/01/2022	250,417
1,575,000	ONEOK, Inc. 5.85%, 01/15/2026	1,793,237
5,200,000	Phillips 66 Partners L.P. 2.45%, 12/15/2024	5,377,759
2,050,000	Sunoco Logistics Partners Operations L.P. 4.40%, 04/01/2021	2,089,913
	Western Midstream Operating L.P.
750,000	4.00%, 07/01/2022	773,985
5,725,000	4.10%, 02/01/2025	5,683,207
	Williams Cos., Inc.
3,000,000	3.60%, 03/15/2022	3,123,209
3,200,000	4.30%, 03/04/2024	3,501,388

		36,500,319

	Real Estate - 0.2%
2,000,000	WEA Finance LLC 3.15%, 04/05/2022(1)	2,030,603

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,100,000	WEA Finance LLC / Westfield UK & Europe Finance plc 3.25%, 10/05/2020(1)	$1,100,815

		3,131,418

	Real Estate Investment Trusts - 2.3%
	American Tower Corp.
905,000	1.30%, 09/15/2025	920,457
1,750,000	3.00%, 06/15/2023	1,870,982
2,350,000	3.38%, 05/15/2024	2,569,080
3,890,000	Brandywine Operating Partnership L.P. 4.10%, 10/01/2024	4,096,446
1,500,000	Crown Castle International Corp. 3.15%, 07/15/2023	1,605,686
2,000,000	Equinix, Inc. 1.25%, 07/15/2025(6)	2,017,000
2,000,000	Realty Income Corp. 3.25%, 10/15/2022	2,100,920
	SBA Tower Trust
1,390,000	1.88%, 07/15/2050(1)	1,398,802
1,745,000	2.84%, 01/15/2025(1)	1,821,107
4,020,000	Scentre Group Trust 1 / Scentre Group Trust 2 3.63%, 01/28/2026(1)	4,289,120
3,325,000	Simon Property Group L.P. 3.50%, 09/01/2025	3,661,756
3,700,000	Ventas Realty L.P. 2.65%, 01/15/2025	3,812,992
	Welltower, Inc.
2,000,000	3.63%, 03/15/2024	2,168,423
2,000,000	3.95%, 09/01/2023	2,156,877

		34,489,648

	Retail - 0.7%
	CVS Health Corp.
2,350,000	2.13%, 06/01/2021	2,380,253
595,000	3.35%, 03/09/2021	605,724
2,500,000	3.70%, 03/09/2023	2,689,654
1,790,000	Dollar Tree, Inc. 3.70%, 05/15/2023	1,927,314
2,545,000	FirstCash, Inc. 5.38%, 06/01/2024(1)	2,612,697

		10,215,642

	Savings & Loans - 0.3%
	Nationwide Building Society
3,550,000	2.00%, 01/27/2023(1)	3,669,049
1,400,000	3.62%, 04/26/2023, (3.62% fixed rate until 04/26/2022; 3 mo. USD LIBOR + 1.181% thereafter)(1)(7)	1,461,112

		5,130,161

	Semiconductors - 0.7%
	Broadcom, Inc.
1,500,000	2.25%, 11/15/2023(1)	1,561,588
1,563,000	3.46%, 09/15/2026(1)	1,712,553
1,500,000	3.63%, 10/15/2024(1)	1,638,145
2,400,000	Microchip Technology, Inc. 2.67%, 09/01/2023(1)	2,484,591
	NXP B.V. / NXP Funding LLC
2,000,000	4.13%, 06/01/2021(1)	2,054,967
860,000	4.88%, 03/01/2024(1)	967,511

		10,419,355

	Software - 0.1%
1,380,000	Fiserv, Inc. 3.80%, 10/01/2023	1,516,260

	Telecommunications - 1.1%
2,390,000	America Movil S.A.B. de C.V. 3.13%, 07/16/2022	2,494,940

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 2,000,000	AT&T, Inc. 3.60%, 02/17/2023	$2,145,389
5,500,000	Nokia Oyj 3.38%, 06/12/2022	5,678,750
2,904,688	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, 03/20/2023(1)	2,940,996
2,000,000	Telefonica Emisiones S.A. 4.57%, 04/27/2023	2,202,665
1,000,000	Verizon Communications, Inc. 5.15%, 09/15/2023	1,141,918

		16,604,658

	Toys/Games/Hobbies - 0.1%
1,750,000	Hasbro, Inc. 2.60%, 11/19/2022	1,809,697

	Transportation - 1.0%
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
1,500,000	2.70%, 03/14/2023(1)	1,555,104
1,425,000	2.70%, 11/01/2024(1)	1,500,530
2,065,000	3.45%, 07/01/2024(1)	2,249,526
1,250,000	3.90%, 02/01/2024(1)	1,355,723
2,000,000	4.13%, 08/01/2023(1)	2,164,539
1,270,000	Ryder System, Inc. 2.25%, 09/01/2021	1,289,432
4,450,000	TTX Co. 3.60%, 01/15/2025(1)	4,928,842

		15,043,696

	Trucking & Leasing - 0.9%
2,650,000	Aviation Capital Group LLC 3.88%, 05/01/2023(1)	2,599,886
2,950,000	Avolon Holdings Funding Ltd. 5.13%, 10/01/2023(1)	2,806,607
5,275,000	DAE Funding LLC 5.25%, 11/15/2021(1)	5,275,000
2,500,000	GATX Corp. 4.35%, 02/15/2024	2,733,825
300,000	Park Aerospace Holdings Ltd. 5.25%, 08/15/2022(1)	289,051

		13,704,369

	Total Corporate Bonds (cost $794,862,075)	$826,886,490

Foreign Government Obligations - 0.1%
	Qatar - 0.1%
1,960,000	Qatar Government International Bond 3.88%, 04/23/2023(1)	2,115,483

	Total Foreign Government Obligations (cost $1,946,711)	$2,115,483

Municipal Bonds - 0.5%
	General Obligation - 0.2%
2,805,000	Cook County, IL, GO 4.74%, 11/15/2022	2,904,886

	Higher Education - 0.2%
2,630,000	Chicago, IL, Board of Education, GO 5.28%, 12/01/2022	2,668,451

	Transportation - 0.1%
1,750,000	Alameda Corridor, CA, Transportation Auth 0.00%, 10/01/2022(9)(10)	1,698,462

	Total Municipal Bonds (cost $7,106,827)	$7,271,799

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Senior Floating Rate Interests - 16.2%(11)
	Advertising - 0.1%
$ 1,000,181	Clear Channel Outdoor Holdings, Inc. 3.76%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	$887,660

	Aerospace/Defense - 0.2%
3,751,910	TransDigm, Inc. 2.41%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	$3,507,361

	Airlines - 0.1%
981,963	American Airlines, Inc. 1.92%, 06/27/2025, 3 mo. USD LIBOR + 1.750%	538,244
305,000	JetBlue Airways Corp. 6.25%, 06/17/2024, 1 mo. USD LIBOR + 5.250%	300,489
455,000	Mileage Plus Holdings LLC 6.25%, 06/20/2027, 1 mo. USD LIBOR + 5.250%	453,635
950,225	WestJet Airlines Ltd. 4.00%, 12/11/2026, 3 mo. USD LIBOR + 3.000%	695,384

		1,987,752

	Auto Manufacturers - 0.1%
1,448,173	Navistar, Inc. 3.69%, 11/06/2024, 3 mo. USD LIBOR + 3.500%	1,398,689

	Auto Parts & Equipment - 0.4%
1,113,750	Adient U.S. LLC 4.72%, 05/06/2024, 3 mo. USD LIBOR + 4.250%	1,094,727
EUR 330,000	AL Alpine AT Bidco GmbH 3.25%, 11/06/2025, 3 mo. EURIBOR + 3.250%	358,209
$699,440	Altra Industrial Motion Corp. 2.16%, 10/01/2025, 3 mo. USD LIBOR + 2.000%	676,708
EUR 1,620,000	Clarios Global L.P. 0.00%, 04/30/2026, 3 mo. EURIBOR + 3.750%	1,845,727
$382,163	IAA, Inc. 2.44%, 06/28/2026, 3 mo. USD LIBOR + 2.250%	374,519
1,116,563	Panther BF Aggregator 2 3.67%, 04/30/2026, 3 mo. USD LIBOR + 3.500%	1,088,414
600,000	Trico Group LLC 0. 00%, 02/02/2024(12)	571,500

		6,009,804

	Beverages - 0.2%
825,585	Jacobs Douwe Egberts International B.V. 2.19%, 11/01/2025, 3 mo. USD LIBOR + 2.000%	807,357
618,750	Refresco Holding B.V. 3.67%, 03/28/2025, 3 mo. USD LIBOR + 3.250%	600,701
EUR 1,750,000	Sunshine Investments B.V. 0.00%, 03/28/2025(12)	2,031,791

		3,439,849

	Chemicals - 0.5%
$ 937,280	Axalta Coating Systems U.S. Holdings, Inc. 2.06%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	916,191
846,445	Cabot Microelectronics Corp. 2.19%, 11/15/2025, 1 mo. USD LIBOR + 2.000%	837,981
EUR 627,702	CTC AcquiCo GmbH 0.00%, 03/08/2025, 3 mo. EURIBOR + 2.500%	694,113
$674,764	Element Solutions, Inc. 2.16%, 01/31/2026, 1 mo. USD LIBOR + 2.000%	655,081
742,500	Hexion, Inc. 3.80%, 07/01/2026, 3 mo. USD LIBOR + 3.500%	725,794
301,583	Minerals Technologies, Inc. 3.00%, 02/14/2024, 3 mo. USD LIBOR + 2.250%	300,642
	Starfruit Finco B.V.
336,754	3.18%, 10/01/2025, 1 mo. USD LIBOR + 3.000%	325,156
EUR 150,000	3.25%, 10/01/2025, 3 mo. EURIBOR + 3.250%	171,038
$ 1,206,307	Tronox Finance LLC 3.06%, 09/22/2024, 3 mo. USD LIBOR + 2.750%	1,172,386
	Univar, Inc.

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 333,325	2.16%, 11/22/2026, 1 mo. USD LIBOR + 2.000%	$323,242
582,409	2.41%, 07/01/2024, 3 mo. USD LIBOR + 2.250%	570,761
815,475	WR Grace & Co. 2.06%, 04/03/2025, 3 mo. USD LIBOR + 1.750%	801,204

		7,493,589

	Commercial Services - 1.8%
942,235	Allied Universal Holdco LLC 4.41%, 07/12/2026, 1 mo. USD LIBOR + 4.250%	929,279
640,000	Amentum Government Services Holdings LLC 4.16%, 02/03/2027, 1 mo. USD LIBOR + 4.000%	635,200
388,050	Belron Finance U.S. LLC 2.77%, 10/30/2026, 1 mo. USD LIBOR + 2.500%	379,641
2,001,194	Blackhawk Network Holdings, Inc. 3.16%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	1,858,609
824,760	BrightView Landscapes LLC 2.69%, 08/15/2025, 3 mo. USD LIBOR + 2.500%	806,203
	Deerfield Dakota Holding LLC
EUR 2,000,000	4.00%, 04/09/2027, 3 mo. EURIBOR + 4.000%	2,276,390
$ 2,795,000	4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	2,752,069
1,800,488	Dun & Bradstreet Corp. 3.92%, 02/08/2026, 1 mo. USD LIBOR + 3.750%	1,789,613
100,320	Energizer Holdings, Inc. 2.44%, 12/17/2025, 1 mo. USD LIBOR + 2.250%	99,317
486,048	Fly Funding S.a.r.l. 2.20%, 08/11/2025, 1 mo. USD LIBOR + 1.750%	413,141
516,100	KAR Auction Services, Inc. 2.44%, 09/19/2026, 1 mo. USD LIBOR + 2.250%	496,746
EUR 925,000	LGC Group Holdings Ltd. 0.00%, 04/20/2027, 3 mo. EURIBOR + 3.250%	1,056,306
$ 1,675,478	Quikrete Holdings, Inc. 2.66%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	1,615,579
1,754,380	Russell Investments U.S. Inst’l Holdco, Inc. 3.82%, 06/01/2023, 3 mo. USD LIBOR + 2.750%	1,725,328
EUR 465,797	Techem Verwaltungsgesellschaft 675 mbH 2.63%, 07/15/2025, 3 mo. EURIBOR + 2.625%	535,599
$ 1,889,441	Tempo Acquisition LLC 2.91%, 05/01/2024, 1 mo. USD LIBOR + 2.750%	1,838,426
1,450,649	Trans Union LLC 1.91%, 11/13/2026, 1 mo. USD LIBOR + 1.750%	1,410,756
482,575	U.S. Ecology Holdings, Inc. 2.66%, 11/01/2026, 3 mo. USD LIBOR + 2.500%	475,940
3,551,738	United Rentals, Inc. 1.91%, 10/31/2025, 3 mo. USD LIBOR + 1.750%	3,517,996
EUR 1,510,000	Verisure Holding AB 0.00%, 10/21/2022(12)	1,763,444
280,000	Vertical Midco GmbH 0.00%, 07/14/2027(12)	323,932
$ 852,700	Weight Watchers International, Inc. 5.50%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	842,894

		27,542,408

	Construction Materials - 0.4%
230,268	Advanced Drainage Systems, Inc. 2.44%, 09/24/2026, 1 mo. USD LIBOR + 2.250%	227,102
1,287,439	Brookfield WEC Holdings, Inc. 3.75%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	1,257,828
663,299	Hamilton Holdco LLC 2.31%, 01/02/2027, 1 mo. USD LIBOR + 2.000%	645,058
1,000,000	Installed Building Products, Inc. 2.41%, 04/15/2025, 1 mo. USD LIBOR + 2.250%	952,500
994,898	Jeld-Wen, Inc. 2.16%, 12/14/2024, 1 mo. USD LIBOR + 2.000%	965,678
1,282,105	NCI Building Systems, Inc. 3.93%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	1,254,065

		5,302,231

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Distribution/Wholesale - 0.2%
$ 2,580,500	American Builders & Contractors Supply Co., Inc. 2.16%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	$2,501,485
283,475	Beacon Roofing Supply, Inc. 2.41%, 01/02/2025, 3 mo. USD LIBOR + 2.250%	274,719

		2,776,204

	Diversified Financial Services - 0.5%
EUR 360,438	AlixPartners LLP 3.25%, 04/04/2024, 3 mo. EURIBOR + 3.250%	414,417
$ 1,349,663	AlixPartners, LLP 2.66%, 04/04/2024, 1 mo. USD LIBOR + 2.500%	1,319,295
1,630,935	Crown Finance U.S., Inc. 3.32%, 02/28/2025, 3 mo. USD LIBOR + 2.250%	1,026,299
479,500	Delos Finance S.a.r.l. 2.06%, 10/06/2023, 3 mo. USD LIBOR + 1.750%	462,358
584,751	FinCo I LLC 2.16%, 12/27/2022, 3 mo. USD LIBOR + 2.000%	574,518
EUR 621,771	Nets Holding A/S 0.00%, 02/06/2025, 3 mo. EURIBOR + 3.250%	705,228
$ 220,675	RP Crown Parent LLC 2.92%, 10/12/2023, 3 mo. USD LIBOR + 2.750%	219,571
1,900,450	RPI 2019 Intermediate Finance Trust 1.91%, 02/11/2027, 1 mo. USD LIBOR + 1.750%	1,878,120
415,263	UFC Holdings LLC 4.25%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	402,892
991,973	Victory Capital Holdings, Inc. 2.80%, 07/01/2026, 1 mo. USD LIBOR + 2.500%	972,957

		7,975,655

	Electrical Components & Equipment - 0.3%
2,325,000	Virgin Media Bristol LLC 0.00%, 01/31/2028, 1 mo. USD LIBOR + 2.500%	2,253,064
EUR 1,400,000	Virgin Media SFA Finance Ltd. 2.50%, 01/31/2029, 3 mo. EURIBOR + 2.500%	1,602,131

		3,855,195

	Electronics - 0.1%
$ 768,300	Resideo Funding, Inc. 2.56%, 10/25/2025, 1 mo. USD LIBOR + 2.250%	744,291

	Energy-Alternate Sources - 0.1%
1,513,952	BCP Renaissance Parent LLC 4.50%, 11/01/2024, 3 mo. USD LIBOR + 3.500%	1,361,300
454,609	Medallion Midland Acquisition LLC 4.25%, 10/30/2024, 3 mo. USD LIBOR + 3.250%	406,194

		1,767,494

	Engineering & Construction - 0.1%
1,940,000	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	1,766,215

	Entertainment - 0.1%
685,000	Banijay Entertainment S.A.S 0.00%, 03/01/2025(12)	661,025
472,283	CityCenter Holdings LLC 3.00%, 04/18/2024, 3 mo. USD LIBOR + 2.250%	436,346
997,238	Wyndham Hotels & Resorts, Inc. 1.91%, 05/30/2025, 3 mo. USD LIBOR + 1.750%	948,413

		2,045,784

	Environmental Control - 0.2%
1,105,447	Advanced Disposal Services, Inc. 3.00%, 11/10/2023, 3 mo. USD LIBOR + 2.250%	1,097,852
1,712,148	Clean Harbors, Inc. 1.91%, 06/30/2024, 3 mo. USD LIBOR + 1.750%	1,683,795

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
EUR 400,786	Fluidra S.A. 0.00%, 07/02/2025, 3 mo. EURIBOR + 2.000%	$463,726

		3,245,373

	Food - 0.3%
$ 372,188	B&G Foods, Inc. 2.66%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	366,605
	Froneri International Ltd.
955,000	2.41%, 01/31/2027, 1 mo. USD LIBOR + 2.250%	914,584
EUR 1,015,000	2.63%, 01/31/2027, 3 mo. EURIBOR + 2.625%	1,155,830
$557,193	Hostess Brands LLC 3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	543,725
1,171,150	U.S. Foods, Inc. 3.07%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	1,100,881

		4,081,625

	Food Service - 0.1%
349,675	8th Avenue Food & Provisions, Inc. 3.68%, 10/01/2025, 3 mo. USD LIBOR + 3.500%	343,818
	Aramark Services, Inc.
554,934	1.91%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	526,494
1,017,450	1.91%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	963,403
230,300	CHG PPC Parent LLC 2.91%, 03/30/2025, 3 mo. USD LIBOR + 2.750%	222,815

		2,056,530

	Gas - 0.0%
EUR 150,000	Messer Industries GmbH 2.50%, 03/01/2026, 3 mo. EURIBOR + 2.500%	171,524
$ 582,625	Messer Industries USA, Inc. 2.81%, 03/01/2026, 3 mo. USD LIBOR + 2.500%	569,516

		741,040

	Healthcare-Products - 0.0%
219,864	Avantor Funding, Inc. 3.25%, 11/21/2024, 1 mo. USD LIBOR + 2.250%	218,032
EUR 442,775	Grifols S.A. 0.00%, 11/15/2027, 3 mo. EURIBOR + 2.250%	514,657

		732,689

	Healthcare-Services - 0.9%
$ 385,871	Agiliti Health, Inc. 3.19%, 01/04/2026, 3 mo. USD LIBOR + 3.000%	375,260
224,438	CPI Holdco LLC 4.41%, 11/04/2026, 1 mo. USD LIBOR + 4.250%	221,071
535,950	Emerald TopCo, Inc. 3.66%, 07/26/2026, 1 mo. USD LIBOR + 3.500%	526,126
377,150	Ensemble RCM LLC 4.01%, 08/01/2026, 3 mo. USD LIBOR + 3.750%	374,242
815,075	Envision Healthcare Corp. 3.91%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	534,420
	EyeCare Partners LLC
292,297	3.75%, 02/20/2027, 1 mo. USD LIBOR + 0.500%(13)	267,271
1,249,571	4.82%, 02/20/2027, 1 mo. USD LIBOR + 3.750%	1,142,583
802,733	Gentiva Health Services, Inc. 3.44%, 07/02/2025, 1 mo. USD LIBOR + 3.250%	788,685
EUR 583,100	IQVIA, Inc. 0.00%, 06/11/2025, 3 mo. EURIBOR + 2.000%	673,984
$ 563,197	Jaguar Holding Co. 3.50%, 08/18/2022, 3 mo. USD LIBOR + 2.500%	560,572
	MED ParentCo L.P.
142,521	4.61%, 08/31/2026, 1 mo. USD LIBOR + 4.250%(13)	128,777
568,774	4.61%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	513,927
1,714,251	MPH Acquisition Holdings LLC 3.75%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	1,686,034
	Pathway Vet Alliance LLC
922,524	4.00%, 03/31/2027, 1 mo. USD LIBOR + 4.000%(12)	903,502
75,164	3.75%, 03/31/2027, 1 mo. USD LIBOR + 3.750%(12)	73,614

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Surf Holdings LLC
EUR 265,000	3.50%, 03/05/2027, 3 mo. EURIBOR + 3.500%	$299,817
$ 430,000	3.83%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	417,100
477,507	Surgery Center Holdings, Inc. 4.25%, 08/31/2024, 3 mo. USD LIBOR + 3.250%	449,903
797,776	Syneos Health, Inc. 1.91%, 08/01/2024, 3 mo. USD LIBOR + 1.750%	776,667
1,516,900	Universal Health Services, Inc. 1.91%, 10/31/2025, 3 mo. USD LIBOR + 1.750%	1,505,523
1,985,025	Zelis Healthcare Corp. 4.91%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	1,978,653

		14,197,731

	Household Products - 0.1%
599,625	Diamond (BC) B.V. 3.26%, 09/06/2024, 3 mo. USD LIBOR + 3.000%	564,547
113,284	Prestige Brands, Inc. 2.16%, 01/26/2024, 3 mo. USD LIBOR + 2.000%	111,605
902,738	Reynolds Consumer Products LLC 1.91%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	883,979

		1,560,131

	Insurance - 0.7%
977,550	Acrisure LLC 3.66%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	938,937
	Asurion LLC
2,255,659	3.16%, 08/04/2022, 1 mo. USD LIBOR + 3.000%	2,224,079
1,874,163	3.16%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	1,843,708
906,515	6.66%, 08/04/2025, 3 mo. USD LIBOR + 6.500%	913,033
	Hub International Ltd.
1,357,300	3.26%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	1,316,391
537,300	5.00%, 04/25/2025, 1 mo. USD LIBOR + 4.000%	537,493
405,648	NFP Corp. 3.41%, 02/13/2027, 1 mo. USD LIBOR + 3.250%	387,649
395,000	Ryan Specialty Group LLC 0.00%, 06/29/2027(12)	392,037
	Sedgwick Claims Management Services, Inc.
1,761,707	3.41%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	1,678,026
658,350	4.16%, 09/03/2026, 3 mo. USD LIBOR + 4.000%	641,773
340,000	5.25%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	335,468

		11,208,594

	IT Services - 0.2%
	Science Applications International Corp.
1,861,838	2.04%, 10/31/2025, 3 mo. USD LIBOR + 1.875%	1,828,864
947,000	2.41%, 03/13/2027, 1 mo. USD LIBOR + 2.250%	927,473

		2,756,337

	Leisure Time - 0.6%
	Caesars Resort Collection LLC
2,947,802	2.91%, 12/22/2024, 3 mo. USD LIBOR + 2.750%	2,707,556
750,000	4.69%, 07/20/2025, 1 mo. USD LIBOR + 4.500%	721,643
565,000	Carnival Corp. 8.50%, 06/30/2025, 1 mo. USD LIBOR + 7.500%	552,643
2,733,990	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	2,634,883
1,630,850	Golden Entertainment, Inc. 3.75%, 10/20/2024, 3 mo. USD LIBOR + 3.000%	1,482,035
1,005,934	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	956,583

		9,055,343

	Lodging - 0.3%
1,400,713	Boyd Gaming Corp. 2.36%, 09/15/2023, 3 mo. USD LIBOR + 2.250%	1,351,884
685,089	Four Seasons Hotels Ltd. 2.16%, 11/30/2023, 3 mo. USD LIBOR + 2.000%	659,521

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 974,847	Hilton Worldwide Finance LLC 1.92%, 06/21/2026, 3 mo. USD LIBOR + 1.750%	$936,126
1,500,151	Station Casinos LLC 2.50%, 02/08/2027, 1 mo. USD LIBOR + 2.250%	1,381,384

		4,328,915

	Machinery-Construction & Mining - 0.1%
242,008	Pike Corp. 4.25%, 07/24/2026, 1 mo. USD LIBOR + 3.250%	239,627
620,000	Pro Mach Group, Inc. 0.00%, 03/07/2025(12)	589,775

		829,402

	Machinery-Diversified - 0.2%
	Gardner Denver, Inc.
$ 979,926	1.91%, 02/28/2027, 1 mo. USD LIBOR + 1.750%	940,484
345,000	2.92%, 02/28/2027, 1 mo. USD LIBOR + 2.750%	339,480
1,029,232	Gates Global LLC 3.75%, 03/31/2024, 3 mo. USD LIBOR + 2.750%	1,003,933

		2,283,897

	Media - 1.6%
498,260	Advantage Sales & Marketing, Inc. 4.25%, 07/25/2021, 3 mo. USD LIBOR + 3.250%	471,478
846,075	Altice Financing S.A. 2.92%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	812,232
1,003,867	AVSC Holding Corp. 4.25%, 03/01/2025, 3 mo. USD LIBOR + 3.250%	714,974
EUR 370,000	Banijay Entertainment S.A.S 0.00%, 03/04/2025(12)	419,859
$ 1,619,251	Charter Communications Operating LLC 1.92%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	1,578,268
1,100,000	Cineworld Ltd. 0.00%, 02/05/2027, 1 mo. USD LIBOR + 3.000%(12)(14)(15)	743,721
	CSC Holdings LLC
916,706	2.43%, 07/17/2025, 3 mo. USD LIBOR + 2.250%	884,053
1,231,250	2.43%, 01/15/2026, 3 mo. USD LIBOR + 2.250%	1,186,617
1,097,547	2.68%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	1,059,594
701,152	E.W. Scripps Co. 2.66%, 05/01/2026, 1 mo. USD LIBOR + 2.500%	675,076
1,193,748	Gray Television, Inc. 2.67%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	1,161,744
706,875	Houghton Mifflin Harcourt Publishing Co. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	629,119
2,428,652	ION Media Networks, Inc. 3.19%, 12/18/2024, 1 mo. USD LIBOR + 3.000%	2,352,004
70,965	Mission Broadcasting, Inc. 2.42%, 01/17/2024, 3 mo. USD LIBOR + 2.250%	68,773
1,060,121	MTN Infrastructure TopCo, Inc. 4.00%, 11/17/2024, 3 mo. USD LIBOR + 3.000%	1,031,848
334,097	NASCAR Holdings LLC 2.92%, 10/18/2026, 3 mo. USD LIBOR + 2.750%	326,068
	Nexstar Broadcasting, Inc.
276,553	2.42%, 01/17/2024, 3 mo. USD LIBOR + 2.250%	268,010
2,132,588	2.92%, 09/19/2026, 1 mo. USD LIBOR + 2.750%	2,072,619
214,463	Nielsen Finance LLC 4.75%, 06/04/2025, 1 mo. USD LIBOR + 3.750%	214,463
EUR 684,113	Nielsen Holding & Finance BV 3.75%, 06/04/2025, 3 mo. EURIBOR + 3.750%	794,569
$ 711,113	Numericable Group S.A. 2.91%, 07/31/2025, 3 mo. USD LIBOR + 2.750%	679,646
886,161	Sinclair Television Group, Inc. 2.68%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	857,919
1,378,075	Terrier Media Buyer, Inc. 4.41%, 12/17/2026, 1 mo. USD LIBOR + 4.250%	1,341,404
1,330,000	Vertical Midco GmbH 0.00%, 07/01/2027(12)	1,310,609

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 268,059	Web.com Group, Inc. 3.93%, 10/11/2025, 3 mo. USD LIBOR + 3.750%	$254,246
EUR 1,310,000	Ziggo B.V. 0.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	1,492,810
$ 1,345,000	Ziggo Financing Partnership 2.68%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	1,290,003

		24,691,726

	Metal Fabricate/Hardware - 0.2%
775,000	Cardtronics USA, Inc. 5.00%, 06/29/2027, 1 mo. USD LIBOR + 4.000%	769,188
1,163,936	Circor International, Inc. 4.25%, 12/11/2024, 1 mo. USD LIBOR + 3.250%	1,131,206
1,400,240	RBS Global, Inc. 1.92%, 08/21/2024, 1 mo. USD LIBOR + 1.750%	1,380,482

		3,280,876

	Miscellaneous Manufacturing - 0.3%
162,906	Core & Main L.P. 3.75%, 08/01/2024, 3 mo. USD LIBOR + 2.750%	158,325
954,820	H.B. Fuller Co. 2.19%, 10/20/2024, 3 mo. USD LIBOR + 2.000%	928,887
1,241,888	Ingersoll-Rand Services Co. 1.91%, 02/28/2027, 1 mo. USD LIBOR + 1.750%	1,191,902
509,850	Momentive Performance Materials, Inc. 3.42%, 05/15/2024, 3 mo. USD LIBOR + 3.250%	477,561
382,113	Tamko Building Products LLC 3.41%, 05/31/2026, 3 mo. USD LIBOR + 3.250%	374,470
1,707,251	USI, Inc. 3.31%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	1,647,856

		4,779,001

	Oil & Gas - 0.1%
771,263	NorthRiver Midstream Finance L.P. 3.55%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	736,077
687,750	Traverse Midstream Partners LLC 5.00%, 09/27/2024, 3 mo. USD LIBOR + 4.000%	598,343

		1,334,420

	Oil & Gas Services - 0.2%
738,150	Buckeye Partners L.P. 2.92%, 11/01/2026, 1 mo. USD LIBOR + 2.750%	720,390
648,450	Lower Cadence Holdings LLC 4.16%, 05/22/2026, 3 mo. USD LIBOR + 4.000%	570,908
2,262,150	UGI Energy Services LLC 3.91%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	2,229,168

		3,520,466

	Packaging & Containers - 0.4%
572,081	Berlin Packaging LLC 3.31%, 11/07/2025, 3 mo. USD LIBOR + 3.000%	549,484
	Berry Global, Inc.
968,010	2.19%, 10/01/2022, 1 mo. USD LIBOR + 2.000%	948,892
1,188,000	2.19%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	1,150,257
	Flex Acquisition Co., Inc.
997,633	3.55%, 06/29/2025, 3 mo. USD LIBOR + 3.250%	947,282
864,943	4.00%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	836,988
2,173,228	Reynolds Group Holdings, Inc. 2.91%, 02/05/2023, 3 mo. USD LIBOR + 2.750%	2,126,678

		6,559,581

	Pharmaceuticals - 0.8%
	Bausch Health Cos., Inc.
1,060,000	2.93%, 11/27/2025, 3 mo. USD LIBOR + 2.750%	1,036,595
851,433	3.18%, 06/01/2025, 3 mo. USD LIBOR + 3.000%	836,669
701,125	Catalent Pharma Solutions, Inc. 3.25%, 05/17/2026, 3 mo. USD LIBOR + 2.250%	695,285

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 5,285,000	Elanco Animal Health, Inc. 0.00%, 08/01/2027, 1 mo. USD LIBOR + 1.750%(12)	$5,146,269
1,445,300	Endo International PLC 5.00%, 04/27/2024, 3 mo. USD LIBOR + 4.250%	1,379,770
524,008	IQVIA, Inc. 1.91%, 03/07/2024, 1 mo. USD LIBOR + 1.750%	513,135
1,970,100	Sunshine Luxembourg S.a.r.l. 5.32%, 10/02/2026, 1 mo. USD LIBOR + 4.250%	1,959,028

		11,566,751

	Real Estate - 0.3%
492,500	Belron Finance U.S. LLC 2.93%, 11/13/2025, 3 mo. USD LIBOR + 2.500%	481,419
EUR 1,075,000	Boels Topholding B.V. 0.00%, 02/05/2027, 1 mo. USD LIBOR + 4.000%(12)	1,221,976
$ 1,083,247	KFC Holding Co. 1.94%, 04/03/2025, 3 mo. USD LIBOR + 1.750%	1,046,688
1,345,909	VICI Properties LLC 1.93%, 12/22/2024, 1 mo. USD LIBOR + 1.750%	1,291,763

		4,041,846

	Retail - 0.7%
1,785,953	B.C. Unlimited Liability Co. 1.91%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	1,711,996
1,771,069	Bass Pro Group LLC 6.07%, 09/25/2024, 3 mo. USD LIBOR + 5.000%	1,759,167
334,163	Buzz Merger Sub Ltd. 2.91%, 01/29/2027, 1 mo. USD LIBOR + 2.750%	324,138
	Coty, Inc.
1,526,287	2.42%, 04/05/2025, 3 mo. USD LIBOR + 2.250%	1,310,699
EUR 779,100	2.50%, 04/05/2025, 3 mo. EURIBOR + 2.500%	803,024
$ 476,470	IRB Holding Corp. 3.75%, 02/05/2025, 1 mo. USD LIBOR + 2.750%	446,452
1,017,793	Michaels Stores, Inc. 3.50%, 01/28/2023, 3 mo. USD LIBOR + 2.500%	968,175
1,003,922	Staples, Inc. 5.69%, 04/12/2026, 3 mo. USD LIBOR + 5.000%	861,425
1,982,190	U.S. Foods, Inc. 1.91%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	1,875,648

		10,060,724

	Semiconductors - 0.2%
934,063	Entegris, Inc. 2.16%, 11/06/2025, 3 mo. USD LIBOR + 2.000%	922,386
1,076,560	Microchip Technology, Inc. 2.17%, 05/29/2025, 3 mo. USD LIBOR + 2.000%	1,068,486
566,439	ON Semiconductor Corp. 2.16%, 09/19/2026, 1 mo. USD LIBOR + 2.000%	555,909

		2,546,781

	Software - 1.3%
458,850	AI Convoy (Luxembourg) S.a.r.l. 4.65%, 01/20/2027, 1 mo. USD LIBOR + 3.500%	445,084
EUR 300,000	AI Convoy (Luxembourg) S.a.r.l. 3.75%, 01/20/2027, 3 mo. EURIBOR + 3.750%	339,819
$ 1,020,519	Almonde, Inc. 4.50%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	942,561
1,425,381	Aristocrat Technologies, Inc. 2.02%, 10/19/2024, 3 mo. USD LIBOR + 1.750%	1,385,414
815,795	CCC Information Services, Inc. 4.00%, 04/27/2024, 1 mo. USD LIBOR + 3.000%	807,131
1,601,399	CDW LLC 1.92%, 10/11/2026, 1 mo. USD LIBOR + 1.750%	1,596,723
1,120,074	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	1,094,245
1,366,575	DCert Buyer, Inc. 4.16%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	1,342,906

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 544,310	Epicor Software Corp. 5.25%, 07/31/2027, 1 mo. USD LIBOR + 4.250%	$543,379
137,884	EVO Payments International LLC 3.42%, 12/22/2023, 3 mo. USD LIBOR + 3.250%	134,265
1,122,177	Go Daddy Operating Co. LLC 1.91%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	1,094,122
325,748	Hyland Software, Inc. 4.00%, 07/01/2024, 3 mo. USD LIBOR + 3.250%	319,487
147,186	MA FinanceCo. LLC 2.66%, 06/21/2024, 3 mo. USD LIBOR + 2.500%	138,109
945,750	Playtika Holding Corp. 7.07%, 12/10/2024, 1 mo. USD LIBOR + 6.000%	952,843
993,985	Seattle Spinco, Inc. 2.66%, 06/21/2024, 3 mo. USD LIBOR + 2.500%	932,686
2,248,077	SS&C Technologies Holdings Europe S.a.r.l. 1.91%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	2,177,125
	Ultimate Software Group, Inc.
640,163	3.91%, 05/03/2026, 3 mo. USD LIBOR + 3.750%	633,428
1,455,000	4.75%, 05/03/2026, 1 mo. USD LIBOR + 4.000%	1,454,462
809,950	Verint Systems, Inc. 2.17%, 06/29/2024, 3 mo. USD LIBOR + 2.000%	803,875
711,766	Western Digital Corp. 1.91%, 04/29/2023, 1 mo. USD LIBOR + 1.750%	698,065
2,141,567	WEX, Inc. 2.41%, 05/17/2026, 3 mo. USD LIBOR + 2.250%	2,064,706

		19,900,435

	Telecommunications - 0.9%
1,669,807	Altice France S.A. 3.86%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	1,629,448
1,024,850	CenturyLink, Inc. 2.41%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	985,424
1,723,838	Ciena Corp. 4.00%, 09/28/2025, 1 mo. USD LIBOR + 0.750%	1,706,599
735,000	LCPR Loan Financing LLC 5.18%, 10/15/2026, 1 mo. USD LIBOR + 5.000%	736,838
1,344,926	Level 3 Financing, Inc. 1.91%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	1,301,498
EUR 1,037,234	Masmovil Holdphone S.A. 2.63%, 05/07/2026, 3 mo. EURIBOR + 2.625%	1,212,268
$ 1,260,000	T-Mobile USA, Inc. 3.16%, 04/01/2027, 1 mo. USD LIBOR + 3.000%	1,264,045
2,630,000	Telenet Financing USD LLC 2.18%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	2,519,882
	Zayo Group Holdings, Inc.
1,107,225	3.16%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	1,074,008
EUR 433,913	3.25%, 03/09/2027, 3 mo. EURIBOR + 3.250%	493,984

		12,923,994

	Transportation - 0.3%
240,000	Boluda Corp. Maritima S.L. 3.50%, 08/01/2026, 3 mo. EURIBOR + 3.500%	271,312
$ 3,142,125	Genesee & Wyoming, Inc. 2.31%, 12/30/2026, 1 mo. USD LIBOR + 2.000%	3,081,262
852,593	Savage Enterprises LLC 3.18%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	839,591

		4,192,165

	Total Senior Floating Rate Interests (cost $253,181,213)	$244,976,554

U.S. Government Agencies - 6.8%
	Mortgage-Backed Agencies - 6.8%
	FHLMC - 1.9%
$ 1,309,685	1.12%, 11/25/2048, 1 mo. USD LIBOR + 0.950%(1)(3)	$1,280,420
5,000,000	1.13%, 08/12/2021	5,050,256
5,230,373	1.25%, 07/15/2031	5,276,431
1,404,629	1.50%, 01/15/2027	1,424,232

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 10,430,284	1.57%, 07/25/2021(2)(4)	$93,147
3,133,855	2.00%, 09/15/2041	3,203,486
4,126,658	2.50%, 12/15/2042	4,301,775
4,463,210	3.00%, 04/01/2031	4,695,709
625,172	3.50%, 04/01/2027	661,404
580,827	3.50%, 09/15/2043	609,520
1,755,113	3.75%, 05/15/2039(5)	1,825,142

		28,421,522

	FNMA - 3.3%
$ 2,428,528	1.50%, 11/25/2042	$2,440,071
1,225,981	1.75%, 05/25/2040	1,241,717
5,286,254	2.00%, 04/25/2034	5,454,746
1,596,541	2.00%, 07/25/2039	1,609,917
8,828,032	2.50%, 03/25/2035	9,167,633
5,603,154	3.00%, 02/25/2043	5,943,085
340,564	3.00%, 04/25/2043	354,484
2,603,688	3.00%, 05/25/2047	2,696,871
5,834,124	3.25%, 11/25/2043	6,067,800
1,010,627	3.50%, 11/01/2026	1,062,112
2,451,674	3.50%, 12/01/2026	2,591,292
364,423	3.50%, 12/01/2028	384,810
4,950,150	3.50%, 10/25/2035	5,430,439
3,514,198	3.50%, 07/25/2045	3,684,959
1,372,514	3.50%, 05/25/2056	1,442,408

		49,572,344

	GNMA - 1.2%
$ 294,714	1.75%, 03/20/2039	$294,916
3,197,648	2.00%, 05/20/2046	3,297,447
7,211,892	2.50%, 10/20/2041	7,505,015
3,029,691	2.50%, 07/20/2042	3,184,956
2,034,297	3.00%, 08/20/2045	2,134,079
1,447,276	3.50%, 05/20/2048	1,578,815
144,785	5.00%, 08/20/2039	162,588

		18,157,816

	UMBS - 0.4%
$ 5,600,000	3.50%, 08/17/2035(16)	$5,879,125

		102,030,807

	Total U.S. Government Agencies (cost $97,541,624)	$102,030,807

U.S. Government Securities - 1.3%
	U.S. Treasury Securities - 1.3%
	U.S. Treasury Notes - 1.3%
10,000,000	0.13%, 05/15/2023	10,001,172
9,950,000	1.38%, 02/15/2023	10,266,379

		20,267,551

		20,267,551

	Total U.S. Government Securities (cost $20,106,754)	$20,267,551

	Total Long-Term Investments (cost $1,447,721,022)	$1,477,386,868

Short-Term Investments - 2.2%
	Repurchase Agreements - 1.8%
26,685,695	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2020 at 0.07%, due on 08/03/2020 with a maturity value of $26,685,851; collateralized by U.S. Treasury Note at 1.375%, maturing 08/31/2026, with a market value of $27,219,436	26,685,695

	Securities Lending Collateral - 0.4%
337,737	Citibank NA DDCA, 0.09%, 8/3/2020(17)	337,737
394,102	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(17)	$394,102

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
$ 6,022,911	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.13%(17)		6,022,911

			6,754,750

	Total Short-Term Investments (cost $33,440,445)		$33,440,445

	Total Investments (cost $1,481,161,467)	100.1%	$1,510,827,313
	Other Assets and Liabilities	(0.1)%	(1,500,814)

	Total Net Assets	100.0%	$1,509,326,499

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $512,844,906, representing 34.0% of net assets.

(2)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2020. Base lending rates may be subject to a floor or cap.
(4)	Securities disclosed are interest-only strips.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(8)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of this security was $2,966,397, representing 0.2% of net assets.

(9)	Security is a zero-coupon bond.
(10)

Principal and interest payments are insured against loss by a financial guaranty assurance agency. At July 31, 2020, the aggregate value of these securities was $1,698,462, representing 0.1% of net assets.

(11)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2020.

(12)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(13)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2020, the aggregate value of the unfunded commitment was $396,048, which rounds to 0.0% of total net assets.
(14)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2020, the aggregate fair value of this security was $743,721, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(15)	Investment valued using significant unobservable inputs.
(16)	Represents or includes a TBA transaction.
(17)	Current yield as of period end.

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Futures Contracts Outstanding at July 31, 2020

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	1,387	09/30/20	$306,505,330	$275,813

Short position contracts:
U.S. Treasury 5-Year Note Future	1,419	09/30/20	$178,971,375	$(1,048,531)
U.S. Treasury 10-Year Note Future	150	09/21/20	21,011,719	(216,915)

Total				$(1,265,446)

Total futures contracts				$(989,633)

Foreign Currency Contracts Outstanding at July 31, 2020

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
2,614,000	EUR	3,067,006	USD	TDB	08/05/20	$12,474	$—
1,466,877	USD	1,307,000	EUR	MSC	08/05/20	—	(72,863)
1,466,075	USD	1,307,000	EUR	BCLY	08/05/20	—	(73,665)
378,075	USD	326,000	EUR	BCLY	08/31/20	—	(6,188)
20,781,596	USD	17,773,000	EUR	JPM	08/31/20	—	(167,806)
3,068,928	USD	2,614,000	EUR	TDB	09/04/20	—	(12,523)
Total Foreign Currency Contracts						$12,474	$(333,045)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
TDB	Toronto-Dominion Bank

Currency Abbreviations:
EUR	Euro
USD	United States Dollar

Index Abbreviations:
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

Municipal Abbreviations:
Auth	Authority
GO	General Obligation

The Hartford Short Duration Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage-Backed Securities	$273,838,184	$—	$273,838,184	$—
Corporate Bonds	826,886,490	—	826,886,490	—
Foreign Government Obligations	2,115,483	—	2,115,483	—
Municipal Bonds	7,271,799	—	7,271,799	—
Senior Floating Rate Interests	244,976,554	—	244,232,833	743,721
U.S. Government Agencies	102,030,807	—	102,030,807	—
U.S. Government Securities	20,267,551	—	20,267,551	—
Short-Term Investments	33,440,445	6,754,750	26,685,695	—
Foreign Currency Contracts(2)	12,474	—	12,474	—
Futures Contracts(2)	275,813	275,813	—	—

Total	$1,511,115,600	$7,030,563	$1,503,341,316	$743,721

Liabilities
Foreign Currency Contracts(2)	$(333,045)	$—	$(333,045)	$—
Futures Contracts(2)	(1,265,446)	(1,265,446)	—	—

Total	$(1,598,491)	$(1,265,446)	$(333,045)	$—

(1)	For the period ended July 31, 2020, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended July 31, 2020 is not presented.

Hartford Small Cap Value Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 97.2%
	Automobiles & Components - 2.0%
$ 49,945	Cooper Tire & Rubber Co.	$1,551,292

	Banks - 21.9%
56,852	Bank OZK	1,367,291
155,526	Cadence Bancorp	1,214,658
19,017	Federal Agricultural Mortgage Corp. Class C	1,131,702
65,240	First Hawaiian, Inc.	1,133,871
38,743	First Interstate BancSystem, Inc. Class A	1,127,809
156,648	FNB Corp.	1,160,762
84,056	Great Western Bancorp, Inc.	1,092,728
66,358	Hilltop Holdings, Inc.	1,291,990
93,305	Home BancShares, Inc.	1,523,671
55,926	Pacific Premier Bancorp, Inc.	1,175,005
87,639	Radian Group, Inc.	1,307,574
110,202	Sterling Bancorp	1,239,772
95,450	Umpqua Holdings Corp.	1,035,632
32,687	Western Alliance Bancorp	1,175,098

		16,977,563

	Capital Goods - 9.7%
30,752	Argan, Inc.	1,319,261
22,184	EnerSys	1,492,096
53,885	Kennametal, Inc.	1,452,740
18,468	Moog, Inc. Class A	992,101
58,651	nVent Electric plc	1,065,102
180,445	REV Group, Inc.	1,172,892

		7,494,192

	Commercial & Professional Services - 5.6%
113,029	BrightView Holdings, Inc.*	1,369,911
36,472	Deluxe Corp.	1,029,605
38,448	Kforce, Inc.	1,108,840
72,356	Knoll, Inc.	847,289

		4,355,645

	Consumer Durables & Apparel - 6.2%
67,680	Kontoor Brands, Inc.*	1,296,749
80,293	Movado Group, Inc.	774,024
60,824	Steven Madden Ltd.	1,288,252
17,359	Sturm Ruger & Co., Inc.	1,412,502

		4,771,527

	Consumer Services - 5.6%
39,087	Adtalem Global Education, Inc.*	1,342,248
53,796	Carriage Services, Inc.	1,189,429
57,103	Cheesecake Factory, Inc.(1)	1,370,472
53,948	Regis Corp.*(1)	414,321

		4,316,470

	Diversified Financials - 5.6%
113,238	Greenhill & Co., Inc.	1,356,591
183,192	Navient Corp.	1,458,209
38,168	PRA Group, Inc.*	1,509,926

		4,324,726

	Food, Beverage & Tobacco - 1.9%
113,266	Hostess Brands, Inc.*	1,436,213

	Health Care Equipment & Services - 4.6%
63,667	Envista Holdings Corp.	1,392,397
44,887	Natus Medical, Inc.*	834,000
90,051	NextGen Healthcare, Inc.*	1,316,546

		3,542,943

	Household & Personal Products - 5.2%
44,218	Edgewell Personal Care Co.*	1,321,676

Hartford Small Cap Value Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 23,481	Energizer Holdings, Inc.	$1,177,103
8,887	Medifast, Inc.	1,485,284

		3,984,063

	Insurance - 3.5%
135,396	Lancashire Holdings Ltd.	1,370,492
174,725	Third Point Reinsurance Ltd.*	1,361,108

		2,731,600

	Materials - 3.3%
23,305	Compass Minerals International, Inc.	1,187,157
41,374	Schweitzer-Mauduit International, Inc.	1,345,896

		2,533,053

	Media & Entertainment - 1.8%
116,468	TEGNA, Inc.	1,371,993

	Real Estate - 2.7%
140,011	CoreCivic, Inc. REIT	1,247,498
81,753	Pebblebrook Hotel Trust REIT	866,582

		2,114,080

	Retailing - 2.2%
23,576	Children’s Place, Inc.(1)	575,490
158,648	Michaels Cos., Inc.*	1,139,093

		1,714,583

	Semiconductors & Semiconductor Equipment - 4.8%
48,478	Ichor Holdings Ltd.*	1,591,048
24,578	Silicon Motion Technology Corp. ADR	1,016,792
52,865	Tower Semiconductor Ltd.*	1,136,597

		3,744,437

	Software & Services - 5.6%
28,021	CSG Systems International, Inc.	1,180,525
47,685	EVERTEC, Inc.	1,480,619
92,299	Xperi Holding Corp.	1,701,993

		4,363,137

	Technology Hardware & Equipment - 5.0%
176,765	Avid Technology, Inc.*	1,454,776
18,536	InterDigital, Inc.	1,112,530
64,726	Plantronics, Inc.	1,293,873

		3,861,179

	Total Common Stocks (cost $82,564,046)	$75,188,696

Exchange-Traded Funds - 1.5%
	Other Investment Pools & Funds - 1.5%
11,470	iShares Russell 2000 Value ETF(1)	1,141,265

	Total Exchange-Traded Funds (cost $1,042,702)	$1,141,265

	Total Long-Term Investments (cost $83,606,748)	$76,329,961

Short-Term Investments - 4.5%
	Repurchase Agreements - 0.4%
301,073	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2020 at 0.07%, due on 08/03/2020 with a maturity value of $301,075; collateralized by U.S. Treasury Note at 1.375%, maturing 08/31/2026, with a market value of $307,186	301,073

	Securities Lending Collateral - 4.1%
160,853	Citibank NA DDCA, 0.09%, 8/3/2020(2)	160,853
187,697	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(2)	187,697

Hartford Small Cap Value Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
$ 2,868,502	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.13%(2)		$2,868,502

			3,217,052

	Total Short-Term Investments (cost $3,518,125)		$3,518,125

	Total Investments (cost $87,124,873)	103.2%	$79,848,086
	Other Assets and Liabilities	(3.2)%	(2,481,233)

	Total Net Assets	100.0%	$77,366,853

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

Hartford Small Cap Value Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$1,551,292	$1,551,292	$—	$—
Banks	16,977,563	16,977,563	—	—
Capital Goods	7,494,192	7,494,192	—	—
Commercial & Professional Services	4,355,645	4,355,645	—	—
Consumer Durables & Apparel	4,771,527	4,771,527	—	—
Consumer Services	4,316,470	4,316,470	—	—
Diversified Financials	4,324,726	4,324,726	—	—
Food, Beverage & Tobacco	1,436,213	1,436,213	—	—
Health Care Equipment & Services	3,542,943	3,542,943	—	—
Household & Personal Products	3,984,063	3,984,063	—	—
Insurance	2,731,600	1,361,108	1,370,492	—
Materials	2,533,053	2,533,053	—	—
Media & Entertainment	1,371,993	1,371,993	—	—
Real Estate	2,114,080	2,114,080	—	—
Retailing	1,714,583	1,714,583	—	—
Semiconductors & Semiconductor Equipment	3,744,437	3,744,437	—	—
Software & Services	4,363,137	4,363,137	—	—
Technology Hardware & Equipment	3,861,179	3,861,179	—	—
Exchange-Traded Funds	1,141,265	1,141,265	—	—
Short-Term Investments	3,518,125	3,217,052	301,073	—

Total	$79,848,086	$78,176,521	$1,671,565	$—

(1)	For the period ended July 31, 2020, there were no transfers in and out of Level 3.

The Hartford Small Company Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 94.1%
	Automobiles & Components - 2.6%
$ 114,815	Fox Factory Holding Corp.*	$10,218,535
63,178	Thor Industries, Inc.	7,201,660

		17,420,195

	Banks - 2.8%
99,374	Ameris Bancorp	2,293,055
123,053	BancorpSouth Bank	2,575,499
574,644	Sterling Bancorp	6,464,745
208,090	Western Alliance Bancorp	7,480,836

		18,814,135

	Capital Goods - 11.8%
192,883	Advanced Drainage Systems, Inc.	9,451,267
150,987	Argan, Inc.	6,477,342
39,884	Axon Enterprise, Inc.*	3,315,557
255,078	BMC Stock Holdings, Inc.*	6,529,997
71,700	Chart Industries, Inc.*	4,913,601
184,457	Comfort Systems USA, Inc.	9,169,358
108,946	Curtiss-Wright Corp.	9,709,268
179,077	ITT, Inc.	10,338,115
164,725	Kennametal, Inc.	4,440,986
389,901	Rexnord Corp.	11,295,432
94,787	Rush Enterprises, Inc. Class A	4,509,965

		80,150,888

	Commercial & Professional Services - 2.9%
91,725	Tetra Tech, Inc.	8,131,421
174,470	TriNet Group, Inc.*	11,515,020

		19,646,441

	Consumer Durables & Apparel - 8.3%
197,986	BRP, Inc.	8,868,685
39,855	Cavco Industries, Inc.*	7,984,152
61,123	Polaris, Inc.	6,334,177
299,554	Skyline Champion Corp.*	8,456,409
234,483	Steven Madden Ltd.	4,966,350
378,204	Wolverine World Wide, Inc.	9,092,024
220,521	YETI Holdings, Inc.*	10,781,272

		56,483,069

	Consumer Services - 3.9%
156,142	Chegg, Inc.*	12,642,818
179,378	DraftKings, Inc.(1)(2)	5,853,104
141,045	Penn National Gaming, Inc.*	4,774,373
63,811	Planet Fitness, Inc. Class A*	3,330,934

		26,601,229

	Diversified Financials - 3.0%
148,314	Ares Management Corp. Class A	5,923,661
42,632	Hamilton Lane, Inc. Class A	3,079,736
155,866	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	5,459,986
144,017	PRA Group, Inc.*(3)	5,697,312

		20,160,695

	Food, Beverage & Tobacco - 1.4%
12,013	Boston Beer Co., Inc. Class A*	9,735,816

	Health Care Equipment & Services - 10.3%
101,791	1Life Healthcare, Inc.*(3)	3,014,032
125,516	Globus Medical, Inc. Class A*	6,047,361
193,039	Health Catalyst, Inc.(3)	6,737,061
41,355	Hill-Rom Holdings, Inc.	4,020,533
31,617	Insulet Corp.*	6,429,633
44,500	Kangji Medical Holdings Ltd.*	164,213
49,179	LHC Group, Inc.*	9,595,315
113,639	Livongo Health, Inc.*(3)	14,460,563

The Hartford Small Company Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 32,313	Novocure Ltd.*	$2,449,002
50,655	Omnicell, Inc.*	3,560,540
128,305	Tandem Diabetes Care, Inc.*	13,402,740

		69,880,993

	Insurance - 0.9%
139,680	James River Group Holdings Ltd.	6,469,977

	Materials - 0.7%
86,910	Ingevity Corp.*	5,082,497

	Media & Entertainment - 0.6%
56,884	Cardlytics, Inc.*	3,778,235

	Pharmaceuticals, Biotechnology & Life Sciences - 16.5%
41,072	Acceleron Pharma, Inc.*	4,073,110
56,692	Allakos, Inc.*(3)	4,255,868
176,049	ALX Oncology Holdings, Inc.*	5,756,802
427,441	Amicus Therapeutics, Inc.*	6,176,522
87,495	Apellis Pharmaceuticals, Inc.*	2,265,246
79,301	Arena Pharmaceuticals, Inc.*	4,868,288
18,902	Ascendis Pharma A/S ADR*	2,601,104
51,343	Blueprint Medicines Corp.*	3,757,281
99,653	ChemoCentryx, Inc.*	5,252,710
125,362	Constellation Pharmaceuticals, Inc.*	3,370,984
28,286	CRISPR Therapeutics AG*	2,417,322
55,727	Global Blood Therapeutics, Inc.*	3,760,458
191,254	Heron Therapeutics, Inc.*(3)	3,115,528
664,886	ImmunoGen, Inc.*	2,732,681
119,109	Iovance Biotherapeutics, Inc.*	3,462,499
100,196	Kodiak Sciences, Inc.*(3)	4,642,081
157,946	Mersana Therapeutics, Inc.*	3,139,967
40,494	Mirati Therapeutics, Inc.*	4,912,327
68,734	MyoKardia, Inc.*	6,194,995
102,890	NanoString Technologies, Inc.*	3,715,358
75,385	Principia Biopharma, Inc.*	6,302,186
96,148	PTC Therapeutics, Inc.*	4,454,537
136,369	RAPT Therapeutics, Inc.*	2,945,570
20,156	Reata Pharmaceuticals, Inc. Class A*	2,977,041
179,436	Revance Therapeutics, Inc.*	4,213,157
43,147	Turning Point Therapeutics, Inc.*	2,555,597
156,235	UroGen Pharma Ltd.*(3)	3,451,231
141,758	Y-mAbs Therapeutics, Inc.*	4,979,959

		112,350,409

	Real Estate - 1.4%
282,485	Essential Properties Realty Trust, Inc. REIT	4,548,008
116,332	Redfin Corp.*	4,837,085

		9,385,093

	Retailing - 3.7%
3,136,600	Allstar Co.(1)(2)(4)	1,223,274
89,749	Five Below, Inc.*	9,774,563
127,621	Floor & Decor Holdings, Inc. Class A*	8,410,224
46,686	Ollie’s Bargain Outlet Holdings, Inc.*(3)	4,906,699
26,907	Tory Burch LLC*(1)(2)(4)	1,024,097

		25,338,857

	Semiconductors & Semiconductor Equipment - 5.1%
83,152	ACM Research, Inc. Class A*	7,977,603
76,107	Entegris, Inc.	5,472,854
96,251	First Solar, Inc.*	5,731,747
37,580	MKS Instruments, Inc.	4,789,195
489,915	Tower Semiconductor Ltd.*	10,533,173

		34,504,572

	Software & Services - 12.9%
173,868	2U, Inc.*	8,188,314
114,379	Endava plc ADR*	5,907,675
53,593	Five9, Inc.*	6,475,106

The Hartford Small Company Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 26,389	HubSpot, Inc.*	$6,191,123
61,172	j2 Global, Inc.*	3,469,676
177,973	LiveRamp Holdings, Inc.*	8,110,230
81,288	Manhattan Associates, Inc.*	7,786,578
118,899	Mimecast Ltd.*	5,579,930
255,527	PagerDuty, Inc.*	7,788,463
34,898	Paylocity Holding Corp.*	4,648,414
158,087	Perficient, Inc.*	6,198,591
75,262	Q2 Holdings, Inc.*	7,078,391
173,706	Rapid7, Inc.*	10,347,666
2,500	Vertex, Inc. Class A*	58,900

		87,829,057

	Technology Hardware & Equipment - 2.7%
150,312	II-VI, Inc.*	7,623,825
40,106	Lumentum Holdings, Inc.*	3,723,040
70,059	Novanta, Inc.*	7,263,717

		18,610,582

	Telecommunication Services - 1.5%
69,806	Bandwidth, Inc. Class A*	10,106,513

	Transportation - 1.1%
63,004	Saia, Inc.*	7,525,828

	Total Common Stocks (cost $496,356,411)	$639,875,081

Exchange-Traded Funds - 2.6%
	Other Investment Pools & Funds - 2.6%
81,000	iShares Russell Growth ETF(3)	17,340,480

	Total Exchange-Traded Funds (cost $16,815,950)	$17,340,480

Convertible Preferred Stocks - 0.7%
	Retailing - 0.3%
47,489	Honest Co., Inc. Series E(1)(2)(4)	1,949,423

	Software & Services - 0.4%
263,189	MarkLogic Corp. Series F(1)(2)(4)	2,445,026

	Total Convertible Preferred Stocks (cost $5,229,589)	$4,394,449

Escrows - 0.0%(5)
	Software & Services - 0.0%
98,033	Veracode, Inc.(1)(2)(4)	53,330

	Total Escrows (cost $—)	$53,330

Warrants - 0.0%
	Consumer Services - 0.0%
1,258	DraftKings, Inc. Expires 04/23/2025(1)(2)	26,909

	Total Warrants (cost $—)	$26,909

	Total Long-Term Investments (cost $518,401,950)	$661,690,249

Short-Term Investments - 6.7%
	Repurchase Agreements - 1.8%
12,640,105	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2020 at 0.070%, due on 08/03/2020 with a maturity value of $12,640,179; collateralized by U.S. Treasury Note at 0.375%, maturing 04/30/2025, with a market value of $12,892,980	12,640,105

	Securities Lending Collateral - 4.9%
1,652,880	Citibank NA DDCA, 0.09%, 8/3/2020(6)	1,652,880
1,928,726	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(6)	1,928,726

The Hartford Small Company Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
$ 29,475,985	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.13%(6)		$29,475,985

			33,057,591

	Total Short-Term Investments (cost $45,697,696)		$45,697,696

	Total Investments (cost $564,099,646)	104.1%	$707,387,945
	Other Assets and Liabilities	(4.1)%	(27,629,543)

	Total Net Assets	100.0%	$679,758,402

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $12,575,163 or 1.8% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	3,136,600	$1,364,479	$1,223,274
12/2014	DraftKings, Inc.	179,378	1,886,931	5,853,104
12/2014	DraftKings, Inc. Warrants	1,258	—	26,909
08/2015	Honest Co., Inc. Series E Convertible Preferred	47,489	2,172,859	1,949,423
04/2015	MarkLogic Corp. Series F Convertible Preferred	263,189	3,056,730	2,445,026
11/2013	Tory Burch LLC	26,907	2,108,912	1,024,097
04/2017	Veracode, Inc.	98,033	—	53,330

			$10,589,911	$12,575,163

(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2020, the aggregate fair value of these securities was $12,575,163, which represented 1.8% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(4)	Investment valued using significant unobservable inputs.
(5)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(6)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

The Hartford Small Company Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$17,420,195	$17,420,195	$—	$—
Banks	18,814,135	18,814,135	—	—
Capital Goods	80,150,888	80,150,888	—	—
Commercial & Professional Services	19,646,441	19,646,441	—	—
Consumer Durables & Apparel	56,483,069	56,483,069	—	—
Consumer Services	26,601,229	20,748,125	5,853,104	—
Diversified Financials	20,160,695	20,160,695	—	—
Food, Beverage & Tobacco	9,735,816	9,735,816	—	—
Health Care Equipment & Services	69,880,993	69,880,993	—	—
Insurance	6,469,977	6,469,977	—	—
Materials	5,082,497	5,082,497	—	—
Media & Entertainment	3,778,235	3,778,235	—	—
Pharmaceuticals, Biotechnology & Life Sciences	112,350,409	112,350,409	—	—
Real Estate	9,385,093	9,385,093	—	—
Retailing	25,338,857	23,091,486	—	2,247,371
Semiconductors & Semiconductor Equipment	34,504,572	34,504,572	—	—
Software & Services	87,829,057	87,829,057	—	—
Technology Hardware & Equipment	18,610,582	18,610,582	—	—
Telecommunication Services	10,106,513	10,106,513	—	—
Transportation	7,525,828	7,525,828	—	—
Exchange-Traded Funds	17,340,480	17,340,480	—	—
Convertible Preferred Stocks	4,394,449	—	—	4,394,449
Escrows	53,330	—	—	53,330
Warrants	26,909	—	26,909	—
Short-Term Investments	45,697,696	33,057,591	12,640,105	—

Total	$707,387,945	$682,172,677	$18,520,118	$6,695,150

(1)

For the period ended July 31, 2020, investments valued at $1,839,500 were transferred out of Level 3 due to the initiation of a vendor providing prices that are based onmarket activity which has been determined to be significant observable input and there were no transfers in to Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended July 31, 2020 is not presented.

The Hartford Strategic Income Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage-Backed Securities - 6.7%
	Asset-Backed - Automobile - 0.2%
$ 475,000	Exeter Automobile Receivables Trust 2.73%, 12/15/2025(1)	$480,087
1,370,000	Westlake Automobile Receivables Trust 3.28%, 12/15/2022(1)	1,382,644

		1,862,731

	Asset-Backed - Finance & Insurance - 0.8%
961,406	Aaset Trust 6.41%, 01/16/2040(1)	373,302
49,463	Bayview Koitere Fund Trust 4.00%, 11/28/2053(1)(2)	51,221
107,555	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(2)	108,456
	Bayview Opportunity Master Fund Trust
52,324	3.50%, 01/28/2055(1)(2)	53,185
88,541	3.50%, 06/28/2057(1)(2)	91,174
98,196	4.00%, 10/28/2064(1)(2)	101,590
1,177,000	Bellemeade Re Ltd. 4.57%, 06/25/2030, 1 mo. USD LIBOR + 4.400%(1)(3)	1,176,997
111,022	Bellemeade Re Ltd. 1.27%, 07/25/2029, 1 mo. USD LIBOR + 1.100%(1)(3)	110,631
656,600	Domino’s Pizza Master Issuer LLC 4.12%, 07/25/2048(1)	700,807
217,145	Eagle RE Ltd. 1.87%, 11/25/2028, 1 mo. USD LIBOR + 1.700%(1)(3)	213,557
18,661	Equity One Mortgage Pass-Through Trust 5.46%, 12/25/2033(2)	15,282
1,435,044	GSAMP Trust 0.26%, 01/25/2037, 1 mo. USD LIBOR + 0.090%(3)	959,543
250,000	Madison Park Funding Ltd. 1.42%, 07/23/2029, 3 mo. USD LIBOR + 1.160%(1)(3)	248,231
2,735,000	Oaktown Re IV Ltd. 7.18%, 07/25/2030, 1 mo. USD LIBOR + 7.000%(1)(3)	2,731,965
117,399	OneMain Financial Issuance Trust 2.37%, 09/14/2032(1)	117,750
	SoFi Consumer Loan Program LLC
14,531	2.50%, 05/26/2026(1)	14,663
11,040	2.77%, 05/25/2026(1)	11,101
7,284	3.09%, 10/27/2025(1)	7,291
8,430	3.28%, 01/26/2026(1)	8,455
299,902	Springleaf Funding Trust 2.68%, 07/15/2030(1)	299,753
465,000	Vericrest Opportunity Loan Trust 5.19%, 09/25/2049(1)(4)	432,066
580,125	Wendy’s Funding LLC 3.88%, 03/15/2048(1)	615,455
386,100	Wingstop Funding LLC 4.97%, 12/05/2048(1)	396,193

		8,838,668

	Asset-Backed - Home Equity - 0.5%
	GSAA Home Equity Trust
570,779	0.24%, 12/25/2046, 1 mo. USD LIBOR + 0.070%(3)	244,713
947,644	0.25%, 02/25/2037, 1 mo. USD LIBOR + 0.080%(3)	395,357
977,154	0.35%, 11/25/2036, 1 mo. USD LIBOR + 0.180%(3)	373,938
750,242	0.40%, 04/25/2047, 1 mo. USD LIBOR + 0.230%(3)	444,915
1,404,548	Legacy Mortgage Asset Trust 3.25%, 11/25/2059(1)(4)	1,398,434
2,241,439	Morgan Stanley Mortgage Loan Trust 0.34%, 11/25/2036, 1 mo. USD LIBOR + 0.170%(3)	885,108
	Soundview Home Loan Trust
2,251,000	0.41%, 07/25/2036, 1 mo. USD LIBOR + 0.240%(3)	1,957,687

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 115,000	0.42%, 11/25/2036, 1 mo. USD LIBOR + 0.250%(3)	$102,928

		5,803,080

	Collateralized - Mortgage Obligations - 0.2%
524,652	Homeward Opportunities Fund Trust 2.70%, 09/25/2059(1)(2)	530,231
1,700,000	Natixis Commercial Mortgage Securities Trust 4.30%, 10/15/2036(1)	1,572,241

		2,102,472

	Commercial Mortgage-Backed Securities - 1.6%
2,060,000	BAMLL Commercial Mortgage Securities Trust 3.72%, 11/05/2032(1)(2)	1,254,914
2,490,000	BBCMS Mortgage Trust 0.99%, 04/15/2053(2)(5)	210,647
999,086	BX Commercial Mortgage Trust 2.68%, 12/15/2036, 1 mo. USD LIBOR + 2.500%(1)(3)	964,558
2,260,000	CAMB Commercial Mortgage Trust 3.43%, 12/15/2037, 1 mo. USD LIBOR + 3.250%(1)(3)	2,133,714
1,000,000	CF Hippolyta LLC 2.60%, 07/15/2060(1)	1,009,304
180,000	Citigroup Commercial Mortgage Trust 4.59%, 03/10/2047(1)(2)	124,754
	Commercial Mortgage Trust
31,826	1.65%, 07/10/2046(1)(2)(5)	—
560,000	4.59%, 10/15/2045(1)(2)	28,000
981,000	4.75%, 10/15/2045(1)(2)	430,345
4,905	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	4,775
	GS Mortgage Securities Trust
3,997,417	0.08%, 07/10/2046(2)(5)	9,326
7,564,530	0.68%, 02/13/2053(2)(5)	388,719
361,424	1.33%, 08/10/2044(1)(2)(5)	2,917
565,333	3.67%, 04/10/2047(1)	118,866
2,190,000	4.74%, 11/10/2045(1)(2)	1,924,613
175,000	4.97%, 04/10/2047(1)(2)	137,373
	JP Morgan Chase Commercial Mortgage Securities Trust
860,000	2.73%, 10/15/2045(1)(2)	460,169
485,000	4.42%, 12/15/2047(1)(2)	373,050
765,000	5.43%, 08/15/2046(1)(2)	626,302
	Morgan Stanley Capital Trust
2,055,000	4.28%, 06/15/2050(2)	1,976,093
465,000	5.24%, 07/15/2049(1)(2)	193,629
4,551	5.67%, 10/12/2052(1)(2)	1,025
255,000	MTRO Commercial Mortgage Trust 2.23%, 12/15/2033, 1 mo. USD LIBOR + 2.050%(1)(3)	246,647
339,176	PRPM 4.75%, 10/25/2024(1)(2)	332,621
1,156,799	Securitized Term Auto Loan Receivables Trust 4.57%, 03/25/2026(1)	1,175,426
870,000	VNDO Mortgage Trust 3.95%, 12/13/2029(1)(2)	856,976
15,000	Wells Fargo Commercial Mortgage Trust 4.16%, 05/15/2048(2)	11,969
	Wells Fargo N.A.
6,579,676	0.60%, 11/15/2062(2)(5)	303,744
5,366,536	0.70%, 12/15/2052(2)(5)	293,445
12,428,365	0.89%, 01/15/2063(2)(5)	818,938
	WF-RBS Commercial Mortgage Trust
900,599	3.02%, 11/15/2047(1)	365,762
2,125,000	4.81%, 11/15/2045(1)(2)	1,632,032
215,000	5.00%, 06/15/2044(1)(2)	111,398

		18,522,051

	FHLMC Collateral - 0.0%
2,355,000	1.90%, 02/25/2047(2)(5)	337,571

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Other-Asset Backed Securities - 1.5%
$ 925,000	Affirm Asset Securitization Trust 3.46%, 10/15/2024(1)	$926,210
476,400	Domino’s Pizza Master Issuer LLC 3.67%, 10/25/2049(1)	505,146
796,271	Marlette Funding Trust 2.69%, 09/17/2029(1)	801,632
652,176	OnDeck Asset Securitization Trust LLC 2.65%, 11/18/2024(1)	652,378
415,000	Pretium Mortgage Credit Partners LLC 6.17%, 02/27/2060(1)(4)	415,940
	Towd Point Mortgage Trust
68,098	2.25%, 04/25/2056(1)(2)	68,582
66,281	2.75%, 08/25/2055(1)(2)	67,710
184,344	2.75%, 10/25/2056(1)(2)	189,447
43,904	2.75%, 04/25/2057(1)(2)	44,814
1,610,659	2.75%, 06/25/2057(1)(2)	1,667,798
100,636	2.75%, 07/25/2057(1)(2)	103,233
1,207,772	2.75%, 10/25/2057(1)(2)	1,256,064
	Vericrest Opportunity Loan Trust
1,810,000	5.19%, 10/25/2049(1)(4)	1,687,346
2,620,000	5.19%, 11/25/2049(1)(4)	2,434,183
1,650,000	VOLT LXIII LLC 4.34%, 02/25/2050(1)(4)	1,571,719
1,455,000	VOLT LXXX LLC 5.07%, 10/25/2049(1)(4)	1,351,117
410,000	VOLT LXXXIII LLC 4.95%, 11/26/2049(1)(4)	381,591
3,760,000	VOLT LXXXV LLC 4.46%, 01/25/2050(1)(4)	3,470,195

		17,595,105

	Whole Loan Collateral CMO - 1.9%
	Alternative Loan Trust
224,874	0.49%, 11/25/2035, 1 mo. USD LIBOR + 0.320%(3)	193,536
143,251	0.71%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(3)	134,514
757,105	5.75%, 05/25/2036	518,476
713,843	6.00%, 05/25/2036	568,379
979,047	Arroyo Mortgage Trust 2.96%, 10/25/2048(1)(2)	1,001,210
195,053	Banc of America Mortgage Trust 4.09%, 09/25/2035(2)	178,888
177,457	Bear Stearns Adjustable Rate Mortgage Trust 4.27%, 10/25/2035, 12 mo. USD CMT + 2.300%(3)	176,029
80,346	Bear Stearns Alt-A Trust 0.67%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(3)	91,124
767,868	Chase Mortgage Finance Trust 5.50%, 11/25/2035	721,812
436,408	CHL Mortgage Pass-Through Trust 3.75%, 09/25/2047(2)	398,343
588,927	COLT Mortgage Loan Trust 2.76%, 08/25/2049(1)(2)	596,026
98,936	CSMC Trust 3.25%, 04/25/2047(1)(2)	102,276
	Deephaven Residential Mortgage Trust
21,227	2.45%, 06/25/2047(1)(2)	21,223
59,694	2.81%, 10/25/2047(1)(2)	60,244
1,285,404	2.96%, 07/25/2059(1)(2)	1,304,957
	Fannie Mae Connecticut Avenue Securities
2,034,890	2.77%, 05/25/2024, 1 mo. USD LIBOR + 2.600%(3)	1,506,967
1,573,618	3.17%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(3)	1,224,557
3,806,603	4.57%, 01/25/2024, 1 mo. USD LIBOR + 4.400%(3)	3,011,086
45,829	GMACM Mortgage Loan Trust 3.70%, 04/19/2036(2)	39,054
514,002	GSR Mortgage Loan Trust 3.81%, 01/25/2036(2)	501,927

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,350,000	HarborView Mortgage Loan Trust 0.43%, 12/19/2036, 1 mo. USD LIBOR + 0.240%(3)	$1,212,185
33,920	Impac CMB Trust 2.42%, 02/25/2036, 1 mo. USD LIBOR + 2.250%(3)	32,721
440,335	IndyMac IMSC Mortgage Loan Trust 0.32%, 03/25/2047, 1 mo. USD LIBOR + 0.150%(3)	338,255
	JP Morgan Mortgage Trust
245,552	3.62%, 05/25/2036(2)	216,124
41,236	3.83%, 04/25/2037(2)	36,517
185,004	3.90%, 11/25/2035(2)	171,172
1,019,634	LSTAR Securities Investment Trust 1.87%, 03/01/2024, 1 mo. USD LIBOR + 1.700%(1)(3)	1,001,491
82,505	MASTR Adjustable Rate Mortgages Trust 3.59%, 11/21/2034(2)	83,016
36,913	MFA Trust 2.59%, 02/25/2057(1)(2)	37,188
1,125,000	Mortgage Insurance-Linked Notes 2.07%, 11/26/2029, 1 mo. USD LIBOR + 1.900%(1)(3)	1,082,395
	New Residential Mortgage Loan Trust
131,548	1.67%, 06/25/2057, 1 mo. USD LIBOR + 1.500%(1)(3)	130,914
111,290	3.75%, 11/26/2035(1)(2)	119,084
102,458	3.75%, 11/25/2056(1)(2)	109,227
1,606,248	3.75%, 11/25/2058(1)(2)	1,725,500
153,427	4.00%, 02/25/2057(1)(2)	165,589
153,561	4.00%, 03/25/2057(1)(2)	165,528
114,545	4.00%, 04/25/2057(1)(2)	123,066
128,829	4.00%, 05/25/2057(1)(2)	138,207
273,835	Nomura Asset Acceptance Corp. Alternative Loan Trust 4.05%, 06/25/2036(2)	239,390
627,445	PMT Credit Risk Transfer Trust 2.17%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(3)	604,556
1,123,921	Structured Asset Mortgage Investments Trust 0.40%, 02/25/2036, 1 mo. USD LIBOR + 0.230%(3)	1,010,498
805,000	Vericrest Opportunity Loan Trust 4.34%, 02/25/2050(1)(4)	738,793
25,187	WaMu Mortgage Pass-Through Certificates Trust 0.59%, 06/25/2044, 1 mo. USD LIBOR + 0.420%(3)	23,904
501,606	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust 0.77%, 07/25/2036, 1 mo. USD LIBOR + 0.600%(3)	317,399
4,303,156	Wells Fargo N.A. 1.36%, 03/15/2063(2)(5)	396,861

		22,570,208

	Whole Loan Collateral PAC - 0.0%
39,175	Alternative Loan Trust 0.67%, 12/25/2035, 1 mo. USD LIBOR + 0.500%(3)	19,590

	Total Asset & Commercial Mortgage-Backed Securities (cost $82,358,993)	$77,651,476

Corporate Bonds - 31.5%
	Advertising - 0.0%
225,000	Lamar Media Corp. 3.75%, 02/15/2028(1)	226,969

	Aerospace/Defense - 0.6%
	Bombardier, Inc.
225,000	6.13%, 01/15/2023(1)	193,500
125,000	7.88%, 04/15/2027(1)	99,375
1,175,000	DAE Funding LLC 5.00%, 08/01/2024(1)	1,087,627
3,270,000	Howmet Aerospace, Inc. 6.88%, 05/01/2025	3,713,607
475,000	SSL Robotics LLC 9.75%, 12/31/2023(1)	527,392
	TransDigm, Inc.
550,000	6.25%, 03/15/2026(1)	580,250

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 840,000	8.00%, 12/15/2025(1)	$911,400

		7,113,151

	Agriculture - 0.5%
	Kernel Holding S.A.
4,650,000	6.50%, 10/17/2024(1)	4,605,825
805,000	6.50%, 10/17/2024(6)	797,352

		5,403,177

	Apparel - 0.3%
1,195,000	PVH Corp. 4.63%, 07/10/2025(1)	1,220,776
2,280,000	William Carter Co. 5.50%, 05/15/2025(1)	2,426,080

		3,646,856

	Auto Manufacturers - 0.3%
	Ford Motor Co.
180,000	4.75%, 01/15/2043	164,700
100,000	8.50%, 04/21/2023	111,000
	Ford Motor Credit Co. LLC
200,000	4.54%, 08/01/2026	206,000
200,000	5.13%, 06/16/2025	213,214
	General Motors Co.
30,000	6.13%, 10/01/2025	35,066
1,015,000	6.80%, 10/01/2027	1,235,962
CAD 1,085,000	Honda Canada Finance, Inc. 0.95%, 08/28/2020, 3 mo. USD LIBOR + 0.380%(3)	810,261
$ 1,075,000	Volkswagen Group of America Finance LLC 1.20%, 11/13/2020, 3 mo. USD LIBOR + 0.770%(1)(3)	1,075,207

		3,851,410

	Auto Parts & Equipment - 0.5%
	Adient Global Holdings Ltd.
EUR 1,675,000	3.50%, 08/15/2024(6)	1,808,139
$ 1,050,000	4.88%, 08/15/2026(1)	980,438
1,225,000	Clarios Global L.P. 6.75%, 05/15/2025(1)	1,317,242
EUR 1,255,000	Clarios Global L.P. / Clarios U.S. Finance Co. 4.38%, 05/15/2026(6)	1,478,328
200,000	LKQ European Holdings B.V. 3.63%, 04/01/2026(6)	239,150

		5,823,297

	Beverages - 0.5%
$ 2,095,000	Anheuser-Busch InBev Worldwide, Inc. 4.50%, 06/01/2050	2,648,399
CAD 2,525,000	Molson Coors International L.P. 2.75%, 09/18/2020	1,887,553
EUR 800,000	Sunshine Mid B.V. 6.50%, 05/15/2026(6)	970,518

		5,506,470

	Chemicals - 0.4%
$ 685,000	Braskem Netherlands Finance B.V. 4.50%, 01/31/2030(1)	634,481
125,000	CF Industries, Inc. 5.15%, 03/15/2034	143,750
	OCP S.A.
200,000	4.50%, 10/22/2025(6)	208,540
200,000	5.63%, 04/25/2024(6)	215,127
2,486,000	Syngenta Finance N.V. 5.68%, 04/24/2048(1)	2,696,536
	Yingde Gases Investment Ltd.
530,000	6.25%, 01/19/2023(1)	548,115
630,000	6.25%, 01/19/2023(6)	651,532

		5,098,081

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Commercial Banks - 4.2%
	Abanca Corp. Bancaria S.A.
EUR 100,000	4.63%, 04/07/2030, (4.63% fixed rate until 04/07/2025; 5 year EUR Swap + 5.014% thereafter)(6)(7)	$112,517
400,000	6.13%, 01/18/2029, (6.13% fixed rate until 01/18/2024; 5 year EUR Swap + 5.927% thereafter)(6)(7)	484,694
400,000	7.50%, 10/02/2023, (7.50% fixed rate until 10/02/2023; 5 year EUR Swap + 7.326% thereafter)(6)(7)(8)	428,711
200,000	ABN Amro Bank N.V. 5.75%, 09/22/2020, (5.75% fixed rate until 09/22/2020; 5 year EUR Swap + 5.452% thereafter)(6)(7)(8)	235,318
	Banca Monte dei Paschi di Siena S.p.A.
800,000	5.38%, 01/18/2028, (5.38% fixed rate until 01/18/2023; 5 year EUR Swap + 5.005% thereafter)(6)(7)	838,701
100,000	10.50%, 07/23/2029(6)	130,757
	Banco BPM S.p.A.
100,000	1.49%, 09/21/2020, 3 mo. EURIBOR + 1.880%(3)(8)	87,875
225,000	8.75%, 06/18/2024, (8.75% fixed rate until 06/18/2024; 5 year EUR Swap + 8.921% thereafter)(6)(7)(8)	249,468
$ 165,000	Banco de Credito del Peru 3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 year USD CMT + 3.000% thereafter)(1)(7)	163,680
EUR 600,000	Banco de Credito Social Cooperativo S.A. 7.75%, 06/07/2027, (7.75% fixed rate until 06/07/2022; 5 year EUR Swap + 7.591% thereafter)(6)(7)	591,051
	Banco do Brasil S.A.
$ 200,000	4.63%, 01/15/2025, 5 year EUR Swap + 7.591%(1)	208,800
200,000	4.75%, 03/20/2024(6)	209,402
225,000	4.75%, 03/20/2024, 5 year EUR Swap + 7.591%(1)	235,577
365,000	9.00%, 06/18/2024, (9.00% fixed rate until 06/18/2024; 10 year USD CMT + 6.362% thereafter)(6)(7)(8)	394,565
EUR 300,000	Banco Santander S.A. 1.00%, 12/15/2024(2)(8)	294,883
$ 200,000	Bancolombia S.A. 4.63%, 12/18/2029, (4.63% fixed rate until 12/18/2024; 5 year USD CMT + 2.944% thereafter)(7)	190,002
1,000,000	Bank of America Corp. 0.95%, 10/01/2021, 3 mo. USD LIBOR + 0.650%(3)	1,001,090
EUR 400,000	Bankia S.A. 6.00%, 07/18/2022, (6.00% fixed rate until 07/18/2022; 5 year EUR Swap + 5.819% thereafter)(6)(7)(8)	440,554
480,000	Barclays plc 2.00%, 02/07/2028, (2.00% fixed rate until 02/07/2023; 5 year EUR Swap + 1.900% thereafter)(6)(7)	565,066
$ 310,000	BBVA Global Finance Ltd. 7.00%, 12/01/2025	347,488
	BNP Paribas S.A.
350,000	5.13%, 11/15/2027, (5.13% fixed rate until 11/15/2027; 5 year USD Swap + 2.838% thereafter)(6)(7)(8)	338,842
400,000	7.63%, 03/30/2021, (7.63% fixed rate until 03/30/2021; 5 year USD Swap + 6.314% thereafter)(1)(7)(8)	409,100
	Credit Agricole S.A.
820,000	6.88%, 09/23/2024, (6.88% fixed rate until 09/23/2024; 5 year USD Swap + 4.319% thereafter)(6)(7)(8)	865,100
GBP 200,000	7.50%, 06/23/2026, (7.50% fixed rate until 06/23/2026; 5 year GBP Swap + 4.535% thereafter)(6)(7)(8)	286,016
$ 225,000	8.13%, 12/23/2025, (8.13% fixed rate until 12/23/2025; 5 year USD Swap + 6.185% thereafter)(1)(7)(8)	262,125
EUR 400,000	Credit Mutuel Arkea S.A. 3.38%, 03/11/2031(6)	533,755
	Credit Suisse Group AG
$ 1,155,000	0.55%, 02/04/2022, 3 mo. USD SOFR + 0.450%(3)	1,154,128
2,590,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(1)(7)(8)	2,758,350
675,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(6)(7)(8)	718,875

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 500,000	6.38%, 08/21/2026, (6.38% fixed rate until 08/21/2026; 5 year USD CMT + 4.822% thereafter)(6)(7)(8)	$526,565
400,000	7.25%, 09/12/2025, (7.25% fixed rate until 09/12/2025; 5 year USD CMT + 4.332% thereafter)(6)(7)(8)	425,500
950,000	Credit Suisse Group Funding Guernsey Ltd. 2.56%, 04/16/2021, 3 mo. USD LIBOR + 2.290%(3)	963,119
	Danske Bank A/S
1,065,000	5.00%, 01/12/2022(1)	1,122,301
2,805,000	5.38%, 01/12/2024(1)	3,167,195
730,000	7.00%, 06/26/2025, (7.00% fixed rate until 06/26/2025; 7 year USD CMT + 4.130% thereafter)(6)(7)(8)	767,412
	DNB Bank ASA
350,000	4.88%, 11/12/2024, (4.88% fixed rate until 11/12/2024; 5 year USD CMT + 3.140% thereafter)(6)(7)(8)	347,445
400,000	6.50%, 03/26/2022, (6.50% fixed rate until 03/26/2022; 5 year USD Swap + 5.080% thereafter)(6)(7)(8)	412,534
EUR 600,000	Erste Group Bank AG 6.50%, 04/15/2024, (6.50% fixed rate until 04/15/2024; 5 year EUR Swap + 6.204% thereafter)(6)(7)(8)	732,357
400,000	FinecoBank Banca Fineco S.p.A. 5.88%, 12/03/2024, (5.88% fixed rate until 12/03/2024; 5 year EUR Swap + 6.144% thereafter)(6)(7)(8)	470,002
$ 1,990,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(1)	1,960,150
200,000	Grupo Aval Ltd. 4.75%, 09/26/2022(6)	204,500
EUR 300,000	IKB Deutsche Industriebank AG 4.00%, 01/31/2028, (4.00% fixed rate until 01/31/2023; 5 year EUR Swap + 3.617% thereafter)(6)(7)	326,507
	Industrial & Commercial Bank of China Ltd.
$ 400,000	1.02%, 04/16/2021, 3 mo. USD LIBOR + 0.750%(3)(6)	399,665
400,000	1.04%, 06/14/2021, 3 mo. USD LIBOR + 0.730%(3)(6)	400,122
2,290,000	1.12%, 05/21/2021, 3 mo. USD LIBOR + 0.750%(3)(6)	2,288,420
200,000	4.88%, 09/21/2025(6)	228,182
	ING Groep N.V.
400,000	5.75%, 11/16/2026, (5.75% fixed rate until 11/16/2026; 5 year USD CMT + 4.342% thereafter)(7)(8)	409,832
275,000	6.50%, 04/16/2025, (6.50% fixed rate until 04/16/2025; 5 year USD Swap + 4.446% thereafter)(7)(8)	285,807
EUR 250,000	Intesa Sanpaolo S.p.A. 3.75%, 02/27/2025, (3.75% fixed rate until 02/27/2025; 5 year EUR Swap + 4.102% thereafter)(6)(7)(8)	239,981
$ 310,000	Itau Unibanco Holding S.A. 2.90%, 01/24/2023(1)	309,616
1,820,000	JP Morgan Chase & Co. 2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD SOFR + 2.515% thereafter)(7)	1,982,323
	Metro Bank plc
GBP 1,455,000	5.50%, 06/26/2028, (5.50% fixed rate until 06/26/2023; GUKG5 + 4.458% thereafter)(6)(7)	1,013,488
265,000	9.50%, 10/08/2025, (9.50% fixed rate until 10/08/2024; GUKG1 + 9.220% thereafter)(6)(7)	304,825
	Novo Banco S.A.
EUR 365,000	3.50%, 01/23/2043	341,691
570,000	3.50%, 02/19/2043(6)	533,600
775,000	3.50%, 03/18/2043(6)	727,372
	Raiffeisen Bank International AG
500,000	6.00%, 10/16/2023(6)	662,329
600,000	6.13%, 12/15/2022, (6.13% fixed rate until 12/15/2022; 5 year EUR Swap + 5.954% thereafter)(6)(7)(8)	695,215
$ 200,000	Royal Bank of Scotland Group plc 8.63%, 08/15/2021, (8.63% fixed rate until 08/15/2021; 5 year USD Swap + 7.598% thereafter)(7)(8)	208,958
4,020,000	Santander Holdings USA, Inc. 3.45%, 06/02/2025	4,311,157

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
EUR 250,000	Stichting AK Rabobank Certificaten 6.50%, 12/29/2049(6)(8)	$322,205
	UBS Group AG
$ 200,000	6.88%, 08/07/2025, (6.88% fixed rate until 08/07/2025; 5 year USD Swap + 4.590% thereafter)(6)(7)(8)	215,002
200,000	7.00%, 01/31/2024, (7.00% fixed rate until 01/31/2024; 5 year USD Swap + 4.344% thereafter)(6)(7)(8)	212,222
1,300,000	7.00%, 02/19/2025, (7.00% fixed rate until 02/19/2025; 5 year USD Swap + 4.866% thereafter)(6)(7)(8)	1,449,500
	UniCredit S.p.A.
235,000	5.46%, 06/30/2035, (5.46% fixed rate until 06/30/2030; 5 year USD CMT + 4.750% thereafter)(1)(7)	242,694
1,225,000	6.57%, 01/14/2022(6)	1,302,188
2,970,000	6.57%, 01/14/2022(1)	3,157,143
EUR 400,000	Volksbank Wien AG 7.75%, 04/09/2024, (7.75% fixed rate until 04/09/2024; EUAMDB05 + 7.880% thereafter)(6)(7)(8)	450,967

		48,656,581

	Commercial Services - 0.6%
GBP 200,000	AA Bond Co., Ltd. 6.27%, 07/02/2043(6)	266,249
$ 250,000	APX Group, Inc. 6.75%, 02/15/2027(1)	249,250
EUR 225,000	Arena Luxembourg Finance S.a.r.l. 1.88%, 02/01/2028(6)	242,707
$ 275,000	Ashtead Capital, Inc. 4.00%, 05/01/2028(1)	286,000
285,000	Herc Holdings, Inc. 5.50%, 07/15/2027(1)	301,387
280,000	Jaguar Holding Co. 5.00%, 06/15/2028(1)	298,116
IDR 4,400,000,000	Jasa Marga Persero Tbk PT 7.50%, 12/11/2020(1)	290,688
EUR 1,860,000	La Financiere Atalian SASU 4.00%, 05/15/2024(6)	1,828,945
200,000	Loxam SAS 3.25%, 01/14/2025(6)	226,167
	Q-Park Holding I B.V.
100,000	1.50%, 03/01/2025(6)	109,680
540,000	2.00%, 03/31/2026, 3 mo. EURIBOR + 2.000%(1)(3)	588,704
100,000	2.00%, 03/01/2027(6)	109,089
525,000	Refinitiv U.S. Holdings, Inc. 6.88%, 11/15/2026(6)	661,795
$ 25,000	Service Corp. International 5.13%, 06/01/2029	27,625
EUR 225,000	Techem Verwaltungsgesellschaft 675 mbH 2.00%, 07/15/2025(6)	253,775
$ 235,000	United Rentals North America, Inc. 4.63%, 10/15/2025(9)	241,756
EUR 1,170,000	Verisure Holding AB 3.88%, 07/15/2026(1)	1,378,202

		7,360,135

	Construction Materials - 0.1%
$ 145,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	152,076
425,000	Standard Industries, Inc. 4.75%, 01/15/2028(1)	454,219

		606,295

	Distribution/Wholesale - 0.1%
135,000	American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028(1)	140,400
120,000	Core & Main Holdings L.P. (8.63% Cash, 9.38% PIK) 8.63%, 09/15/2024(1)(10)	121,200

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
EUR 225,000	Parts Europe S.A. 6.50%, 07/16/2025(1)	$268,219
	Performance Food Group, Inc.
$ 280,000	5.50%, 10/15/2027(1)	289,100
280,000	6.88%, 05/01/2025(1)	301,700

		1,120,619

	Diversified Financial Services - 1.5%
	Credit Acceptance Corp.
175,000	5.13%, 12/31/2024(1)	178,150
125,000	6.63%, 03/15/2026	130,469
3,175,000	CSN Islands Corp. 6.75%, 01/28/2028(1)	2,936,875
200,000	Fly Leasing Ltd. 5.25%, 10/15/2024	161,625
225,000	goeasy Ltd. 5.38%, 12/01/2024(1)	233,125
400,000	ICBCIL Finance Co., Ltd. 1.34%, 05/15/2021, 3 mo. USD LIBOR + 0.950%(3)(6)	398,460
150,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 5.25%, 03/15/2022(1)	147,000
EUR 695,000	LeasePlan Corp. N.V. 7.38%, 05/29/2024, (7.38% fixed rate until 05/29/2024; EUAMDB05 + 7.556% thereafter)(6)(7)(8)	814,992
740,000	LHC3 plc (4.13% Cash, 4.88% PIK Toogle) 4.13%, 08/15/2024(6)(10)	870,812
$ 240,000	Minejesa Capital B.V. 5.63%, 08/10/2037(6)	255,600
75,000	Navient Corp. 6.50%, 06/15/2022	78,375
2,920,000	Operadora de Servicios Mega S.A. de C.V. 8.25%, 02/11/2025(1)	2,559,380
5,525,000	Power Finance Corp. Ltd. 3.95%, 04/23/2030(1)	5,432,311
	Springleaf Finance Corp.
110,000	5.38%, 11/15/2029	116,061
125,000	6.13%, 03/15/2024	136,074
1,395,000	6.63%, 01/15/2028	1,598,600
455,000	8.88%, 06/01/2025	513,012
375,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(1)	387,187

		16,948,108

	Electric - 1.7%
	Centrais Eletricas Brasileiras S.A.
1,130,000	3.63%, 02/04/2025(1)	1,123,164
3,900,000	4.63%, 02/04/2030(1)	3,939,000
200,000	4.63%, 02/04/2030(6)	202,000
100,000	Clearway Energy Operating LLC 4.75%, 03/15/2028(1)	106,875
2,315,000	Dominion Energy, Inc. 3.38%, 04/01/2030	2,675,409
1,520,000	Eskom Holdings SOC Ltd. 5.75%, 01/26/2021(6)	1,492,823
250,000	Georgia Power Co. 4.75%, 09/01/2040	318,777
200,000	Inkia Energy Ltd. 5.88%, 11/09/2027(6)	203,660
200,000	Instituto Costarricense de Electricidad 6.95%, 11/10/2021(6)	200,002
1,000,000	Israel Electric Corp. Ltd. 4.25%, 08/14/2028(1)(6)	1,138,600
	Mong Duong Finance Holdings B.V.
2,205,000	5.13%, 05/07/2029(1)	2,211,905
2,246,000	5.13%, 05/07/2029(6)	2,253,033
	Perusahaan Listrik Negara PT
200,000	4.38%, 02/05/2050(6)	221,250

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 470,000	6.15%, 05/21/2048(6)	$634,500
	Termocandelaria Power Ltd.
390,000	7.88%, 01/30/2029(6)	409,991
1,035,000	7.88%, 01/30/2029(1)	1,088,054
1,735,000	Vena Energy Capital Pte Ltd. 3.13%, 02/26/2025(6)	1,667,699

		19,886,742

	Electrical Components & Equipment - 0.1%
	Energizer Holdings, Inc.
580,000	4.75%, 06/15/2028(1)	622,108
305,000	6.38%, 07/15/2026(1)	324,825

		946,933

	Energy-Alternate Sources - 0.1%
860,000	Greenko Mauritius Ltd. 6.25%, 02/21/2023(6)	883,730

	Engineering & Construction - 0.8%
199,116	Aeropuerto Internacional de Tocumen S.A. 6.00%, 11/18/2048(6)	220,204
785,000	Aeropuertos Dominicanos Siglo S.A. 6.75%, 03/30/2029(6)	688,838
392,491	Bioceanico Sovereign Certificate Ltd. 0.00%, 06/05/2034(1)(11)	282,103
	Ellaktor Value plc
EUR 460,000	6.38%, 12/15/2024(1)	416,312
400,000	6.38%, 12/15/2024(6)	362,011
$ 5,338,000	International Airport Finance S.A. 12.00%, 03/15/2033(1)	4,530,627
405,000	Mexico City Airport Trust 4.25%, 10/31/2026(6)	368,044
1,280,000	PowerTeam Services LLC 9.03%, 12/04/2025(1)	1,355,840
265,000	SBA Tower Trust 3.17%, 04/09/2047(1)	269,373
675,000	United Rentals North America Co. 3.88%, 02/15/2031	675,000

		9,168,352

	Entertainment - 0.2%
300,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(1)	270,486
EUR 205,000	Cirsa Finance International Sarl 6.25%, 12/20/2023(6)	222,193
	Colt Merger Sub, Inc.
$ 60,000	5.75%, 07/01/2025(1)	62,400
175,000	6.25%, 07/01/2025(1)	182,547
610,000	8.13%, 07/01/2027(1)	621,437
225,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(1)	204,188
375,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(1)	371,100

		1,934,351

	Environmental Control - 0.0%
200,000	Clean Harbors, Inc. 4.88%, 07/15/2027(1)	212,022
175,000	Stericycle, Inc. 5.38%, 07/15/2024(1)	184,187
125,000	Tervita Corp. 7.63%, 12/01/2021(1)	98,750

		494,959

	Food - 1.2%
250,000	B&G Foods, Inc. 5.25%, 09/15/2027	265,760
	BRF S.A.

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,790,000	4.88%, 01/24/2030(1)	$1,789,463
3,205,000	4.88%, 01/24/2030(6)	3,204,038
	Kraft Heinz Foods Co.
100,000	3.75%, 04/01/2030(1)	108,375
85,000	4.25%, 03/01/2031(1)	93,826
225,000	MARB BondCo plc 7.00%, 03/15/2024(1)	234,115
	Minerva Luxembourg S.A.
1,340,000	5.88%, 01/19/2028(6)	1,396,950
3,565,000	6.50%, 09/20/2026(6)	3,737,938
625,000	Post Holdings, Inc. 5.00%, 08/15/2026(1)	654,975
1,320,000	Sysco Corp. 6.60%, 04/01/2050	1,912,357
200,000	TreeHouse Foods, Inc. 6.00%, 02/15/2024(1)	206,500

		13,604,297

	Food Service - 0.3%
2,750,000	Aramark Services, Inc. 6.38%, 05/01/2025(1)	2,901,250

	Forest Products & Paper - 0.1%
	Celulosa Arauco y Constitucion S.A.
200,000	4.20%, 01/29/2030(1)	209,500
200,000	4.50%, 08/01/2024	216,042
200,000	Inversiones CMPC S.A. 3.85%, 01/13/2030(6)	209,326

		634,868

	Gas - 0.0%
350,000	AmeriGas Partners L.P. / AmeriGas Finance Corp. 5.88%, 08/20/2026	386,207

	Healthcare-Products - 0.1%
	Avantor Funding, Inc.
EUR 100,000	3.88%, 07/15/2028(1)	122,179
$ 770,000	4.63%, 07/15/2028(1)	813,505
EUR 200,000	Avantor, Inc. 4.75%, 10/01/2024(6)	244,802
$ 200,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(1)	210,666

		1,391,152

	Healthcare-Services - 0.8%
460,000	Acadia Healthcare Co., Inc. 5.50%, 07/01/2028(1)	484,725
	Catalent Pharma Solutions, Inc.
EUR 175,000	2.38%, 03/01/2028(6)	197,380
$ 50,000	5.00%, 07/15/2027(1)	53,206
325,000	CHS/Community Health Systems, Inc. 6.63%, 02/15/2025(1)	328,348
EUR 725,000	Constantin Investissement SASU 5.38%, 04/15/2025(6)	853,912
	HCA, Inc.
$ 475,000	5.38%, 09/01/2026	542,687
200,000	5.63%, 09/01/2028	238,500
125,000	7.50%, 11/15/2095	153,125
EUR 100,000	IQVIA, Inc. 2.25%, 01/15/2028(6)	116,575
	Rede D’or Finance S.a.r.l.
$ 4,675,000	4.50%, 01/22/2030(1)	4,189,969
1,120,000	4.50%, 01/22/2030(6)	1,003,800
700,000	Tenet Healthcare Corp. 4.63%, 06/15/2028(1)	736,190

		8,898,417

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Home Builders - 0.2%
$ 1,600,000	Adams Homes, Inc. 7.50%, 02/15/2025(1)	$1,568,000
610,000	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.63%, 01/15/2028(1)	614,575
100,000	KB Home 4.80%, 11/15/2029	104,000
200,000	M/I Homes, Inc. 4.95%, 02/01/2028	205,500
65,000	Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(1)	72,976

		2,565,051

	Household Products/Wares - 0.1%
EUR 705,000	Diamond (BC) B.V. 5.63%, 08/15/2025(6)	798,483
$ 100,000	Prestige Brands, Inc. 5.13%, 01/15/2028(1)	104,929

		903,412

	Insurance - 0.9%
	Acrisure LLC / Acrisure Finance, Inc.
350,000	7.00%, 11/15/2025(1)	353,538
240,000	8.13%, 02/15/2024(1)	255,000
EUR 43,000	Aegon N.V. 0.64%, 10/15/2020, 10 year GNTH + 0.100%(3)(8)	34,675
$ 1,740,000	AIA Group Ltd. 3.38%, 04/07/2030(1)	1,944,745
EUR 525,000	Assicurazioni Generali S.p.A. 5.50%, 10/27/2047, (5.50% fixed rate until 10/27/2027; 3 mo. EURIBOR + 5.350% thereafter)(6)(7)	723,712
$ 200,000	AXA S.A. 6.38%, 12/14/2036, (6.38% fixed rate until 12/14/2036; 3 mo. USD LIBOR + 2.256% thereafter)(6)(7)(8)	265,454
2,315,000	Brighthouse Financial, Inc. 5.63%, 05/15/2030	2,664,909
	Genworth Holdings, Inc.
695,000	4.80%, 02/15/2024	611,600
225,000	4.90%, 08/15/2023	200,250
1,270,000	6.50%, 06/15/2034(12)	1,047,750
435,000	NMI Holdings, Inc. 7.38%, 06/01/2025(1)	472,893
2,130,000	Unum Group 4.50%, 03/15/2025	2,351,329

		10,925,855

	Internet - 0.1%
445,000	Booking Holdings, Inc. 4.10%, 04/13/2025	506,440
200,000	Prosus N.V. 4.03%, 08/03/2050(1)	208,254
	Tencent Holdings Ltd.
200,000	2.39%, 06/03/2030(1)	207,856
200,000	3.24%, 06/03/2050(1)	223,118

		1,145,668

	Investment Company Security - 0.3%
2,930,000	Greenko Mauritius Ltd. 6.25%, 02/21/2023(1)	3,010,846

	Iron/Steel - 0.6%
1,321,000	CSN Resources S.A. 7.63%, 04/17/2026(1)	1,305,412
	Metinvest B.V.
EUR 1,825,000	5.63%, 06/17/2025(1)	1,930,485
$ 3,480,000	7.75%, 10/17/2029(1)	3,208,560

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 120,000	Vale Overseas Ltd. 3.75%, 07/08/2030	$128,816

		6,573,273

	IT Services - 0.3%
2,060,000	Hewlett Packard Enterprise Co. 4.65%, 10/01/2024	2,316,771
1,105,000	Leidos, Inc. 4.38%, 05/15/2030(1)	1,292,021
	Presidio Holdings, Inc.
125,000	4.88%, 02/01/2027(1)	127,500
130,000	8.25%, 02/01/2028(1)	135,200

		3,871,492

	Leisure Time - 0.2%
	Carnival Corp.
EUR 100,000	10.13%, 02/01/2026(1)	118,319
$ 225,000	11.50%, 04/01/2023(1)	244,688
1,456,000	Royal Caribbean Cruises Ltd. 9.13%, 06/15/2023(1)	1,488,760

		1,851,767

	Lodging - 0.3%
	Boyd Gaming Corp.
100,000	4.75%, 12/01/2027(1)	96,125
170,000	6.38%, 04/01/2026	173,825
1,810,000	8.63%, 06/01/2025(1)	1,995,308
325,000	FelCor Lodging L.P. 6.00%, 06/01/2025	321,750
250,000	Hilton Domestic Operating Co., Inc. 5.38%, 05/01/2025(1)	261,375
665,000	Marriott International, Inc. 5.75%, 05/01/2025	738,699
225,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	213,750

		3,800,832

	Machinery-Diversified - 0.1%
865,000	Westinghouse Air Brake Technologies Corp. 3.20%, 06/15/2025	903,622

	Media - 1.8%
300,000	Altice Financing S.A. 7.50%, 05/15/2026(1)	322,575
2,895,000	Cable Onda S.A. 4.50%, 01/30/2030(6)	3,039,374
	CCO Holdings LLC / CCO Holdings Capital Corp.
70,000	4.25%, 02/01/2031(1)	73,046
305,000	4.50%, 08/15/2030(1)	323,269
400,000	5.75%, 02/15/2026(1)	419,000
	CSC Holdings LLC
300,000	5.50%, 04/15/2027(1)	321,750
300,000	6.50%, 02/01/2029(1)	343,500
1,795,000	Discovery Communications LLC 4.65%, 05/15/2050	2,153,281
	DISH DBS Corp.
165,000	5.00%, 03/15/2023	172,022
200,000	5.88%, 07/15/2022	210,500
225,000	5.88%, 11/15/2024	234,608
115,000	7.38%, 07/01/2028(1)	121,723
2,100,000	Fox Corp. 3.50%, 04/08/2030	2,390,020
360,000	Gray Television, Inc. 5.13%, 10/15/2024(1)	369,824
2,700,000	Houghton Mifflin Harcourt Publishers, Inc. 9.00%, 02/15/2025(1)	2,605,500
	Vertical Media GmbH Co.

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
EUR 320,000	6.63%, 07/15/2028(1)	$378,358
$ 200,000	7.63%, 07/15/2028(1)	212,500
EUR 720,000	Vertical Midco GmbH Co. 4.38%, 07/15/2027(1)	852,246
	Virgin Media Secured Finance plc
GBP 975,000	4.13%, 08/15/2030(1)	1,276,275
$ 1,760,000	4.50%, 08/15/2030(1)	1,883,024
GBP 790,000	Virgin Media Vendor Financing Notes DAC 4.88%, 07/15/2028(1)	1,047,502
$ 1,410,000	VTR Finance N.V. 6.38%, 07/15/2028(1)	1,502,383
225,000	WMG Acquisition Corp. 5.50%, 04/15/2026(1)	233,438
300,000	Ziggo B.V. 5.50%, 01/15/2027(1)	316,500

		20,802,218

	Metal Fabricate/Hardware - 0.0%
225,000	Advanced Drainage Systems, Inc. 5.00%, 09/30/2027(1)	231,750
	Novelis Corp.
150,000	4.75%, 01/30/2030(1)	156,491
165,000	5.88%, 09/30/2026(1)	176,040

		564,281

	Mining - 0.0%
EUR 325,000	Constellium SE 4.25%, 02/15/2026(6)	380,443
$ 30,000	FMG Resources August 2006 Pty Ltd. 4.50%, 09/15/2027(1)	32,643

		413,086

	Office/Business Equipment - 0.1%
200,000	CDW LLC / CDW Finance Corp. 4.13%, 05/01/2025	211,440
	Xerox Corp.
315,000	4.13%, 03/15/2023	324,003
100,000	6.75%, 12/15/2039	109,874

		645,317

	Oil & Gas - 2.9%
	Apache Corp.
200,000	4.38%, 10/15/2028	199,750
16,000	4.75%, 04/15/2043	15,240
19,000	5.10%, 09/01/2040	18,430
CAD 800,000	BP Capital Markets plc 3.50%, 11/09/2020	601,304
430,000	Canadian Natural Resources Ltd. 2.89%, 08/14/2020	321,249
	Continental Resources, Inc.
$ 150,000	4.38%, 01/15/2028	139,920
150,000	4.90%, 06/01/2044	129,188
665,000	Delek & Avner Tamar Bond Ltd. 5.08%, 12/30/2023(1)	658,054
360,000	Diamondback Energy, Inc. 4.75%, 05/31/2025	391,558
	Ecopetrol S.A.
115,000	5.88%, 09/18/2023	126,644
4,185,000	6.88%, 04/29/2030	5,042,925
200,000	Empresa Nacional del Petroleo 3.75%, 08/05/2026(6)	211,518
940,000	EOG Resources, Inc. 4.95%, 04/15/2050	1,286,005
125,000	EQT Corp. 3.90%, 10/01/2027	117,788
2,065,000	Equinor ASA 3.70%, 04/06/2050	2,546,491

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 375,000	Frontera Energy Corp. 9.70%, 06/25/2023(1)	$297,188
200,000	Jagged Peak Energy LLC 5.88%, 05/01/2026	204,000
3,265,000	Marathon Petroleum Corp. 4.70%, 05/01/2025	3,709,719
2,660,000	Matador Resources Co. 5.88%, 09/15/2026	2,021,600
4,450,000	NAK Naftogaz Ukraine via Kondor Finance plc 7.63%, 11/08/2026(1)	4,282,811
	Occidental Petroleum Corp.
150,000	3.00%, 02/15/2027	132,375
50,000	3.40%, 04/15/2026	45,250
238,000	4.20%, 03/15/2048	193,446
87,000	4.40%, 04/15/2046	70,879
	Petrobras Global Finance B.V.
390,000	5.60%, 01/03/2031	410,767
450,000	5.75%, 02/01/2029	486,135
95,000	6.75%, 06/03/2050	103,360
60,000	6.88%, 01/20/2040	66,525
425,000	7.38%, 01/17/2027	499,290
	Petroleos de Venezuela S.A.
290,000	6.00%, 05/16/2024(13)	7,250
125,000	9.00%, 11/17/2021(13)	3,125
	Petroleos Mexicanos
10,000	5.95%, 01/28/2031(6)	8,600
230,000	6.35%, 02/12/2048	181,114
360,000	6.38%, 01/23/2045	286,164
640,000	6.50%, 06/02/2041	514,240
435,000	6.75%, 09/21/2047	353,437
30,000	6.84%, 01/23/2030(1)	27,900
275,000	6.84%, 01/23/2030(6)	255,750
1,385,000	7.69%, 01/23/2050(1)	1,217,830
710,000	7.69%, 01/23/2050(6)	624,303
95,000	QEP Resources, Inc. 5.38%, 10/01/2022	76,000
600,000	Saudi Arabian Oil Co. 2.75%, 04/16/2022(1)	616,739
235,000	Sinopec Group Overseas Development Ltd. 2.70%, 05/13/2030(1)	251,581
140,000	SM Energy Co. 6.63%, 01/15/2027	68,950
225,000	Sunoco L.P. / Sunoco Finance Corp. 6.00%, 04/15/2027	237,375
160,000	Transocean, Inc. 6.80%, 03/15/2038	41,000
180,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(1)	101,250
	WPX Energy, Inc.
56,000	5.25%, 09/15/2024	57,730
65,000	5.88%, 06/15/2028	66,585
	YPF S.A.
5,005,000	6.95%, 07/21/2027(6)	3,741,237
390,000	7.00%, 12/15/2047(1)	257,400
140,000	7.00%, 12/15/2047(6)	92,400
97,000	8.50%, 03/23/2025(1)	81,238
ARS 27,918,777	16.50%, 05/09/2022(1)	213,940

		33,712,547

	Packaging & Containers - 0.8%
	ARD Finance S.A. (5.00% Cash, 5.75% PIK)
EUR 785,000	5.00%, 06/30/2027(1)(10)	900,695
350,000	5.00%, 06/30/2027(6)(10)	401,584
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
200,000	2.13%, 08/15/2026(6)	229,995
$ 1,055,000	5.25%, 04/30/2025(1)	1,118,300

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,505,000	5.25%, 08/15/2027(1)	$1,575,389
EUR 200,000	Ball Corp. 1.50%, 03/15/2027	230,525
	Berry Global, Inc.
100,000	1.50%, 01/15/2027(6)	113,761
$ 100,000	5.63%, 07/15/2027(1)	107,000
EUR 400,000	Crown European Holdings S.A. 2.88%, 02/01/2026(6)	487,672
$ 265,000	Flex Acquisition Co., Inc. 6.88%, 01/15/2025(1)	268,975
	Owens-Brockway Glass Container, Inc.
200,000	5.88%, 08/15/2023(1)	211,140
175,000	6.38%, 08/15/2025(1)	187,250
1,560,000	6.63%, 05/13/2027(1)	1,688,700
EUR 600,000	SIG Combibloc PurchaseCo Sarl 2.13%, 06/18/2025(1)	721,789
175,000	Silgan Holdings, Inc. 2.25%, 06/01/2028	202,534
260,000	Trivium Packaging Finance B.V. 3.75%, 08/15/2026(6)	305,336

		8,750,645

	Pharmaceuticals - 0.9%
	Bausch Health Cos., Inc.
$ 995,000	5.00%, 01/30/2028(1)	999,955
100,000	6.13%, 04/15/2025(1)	103,250
	Endo Dac / Endo Finance LLC / Endo Finco, Inc.
500,000	6.00%, 07/15/2023(1)	398,750
1,370,000	6.00%, 06/30/2028(1)	1,044,625
908,000	9.50%, 07/31/2027(1)	977,235
349,000	Par Pharmaceutical, Inc. 7.50%, 04/01/2027(1)	371,207
	Teva Pharmaceutical Finance Netherlands B.V.
EUR 225,000	1.25%, 03/31/2023(6)	249,561
$ 350,000	2.80%, 07/21/2023	339,430
3,325,000	3.15%, 10/01/2026	3,033,098
EUR 1,275,000	4.50%, 03/01/2025	1,509,312
$ 200,000	6.75%, 03/01/2028	222,000
EUR 770,000	Valeant Pharmaceuticals International, Inc. 4.50%, 05/15/2023(6)	903,721

		10,152,144

	Pipelines - 0.7%
$ 200,000	Abu Dhabi Crude Oil Pipeline LLC 4.60%, 11/02/2047(6)	250,180
140,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.75%, 01/15/2028(1)	119,364
	Buckeye Partners L.P.
465,000	4.13%, 03/01/2025(1)	467,325
75,000	4.50%, 03/01/2028(1)	74,625
125,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029	132,225
250,000	DCP Midstream Operating L.P. 5.38%, 07/15/2025	263,255
	Energy Transfer Operating L.P.
1,000,000	2.90%, 05/15/2025	1,012,923
1,330,000	4.90%, 02/01/2024	1,424,726
105,000	5.50%, 06/01/2027	115,772
	EQM Midstream Partners L.P.
725,000	6.00%, 07/01/2025(1)	768,978
35,000	6.50%, 07/01/2027(1)	38,591
185,000	6.50%, 07/15/2048	184,301
140,000	MPLX L.P. 1.21%, 09/09/2021, 3 mo. USD LIBOR + 0.900%(3)	139,329
2,285,000	Sunoco Logistics Partners Operations L.P. 4.25%, 04/01/2024	2,414,222

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 250,000	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 4.75%, 10/01/2023(1)	$240,943
350,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.50%, 07/15/2027	374,500
200,000	Transportadora de Gas Internacional S.A. ESP 5.55%, 11/01/2028(1)	221,002
	Western Midstream Operating L.P.
275,000	5.05%, 02/01/2030	278,473
75,000	6.25%, 02/01/2050	74,063

		8,594,797

	Real Estate Investment Trusts - 0.6%
930,000	Brixmor Operating Partnership L.P. 4.05%, 07/01/2030	979,066
225,000	Iron Mountain, Inc. 4.88%, 09/15/2029(1)	234,394
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
1,320,000	4.25%, 02/01/2027(1)	1,115,400
1,040,000	5.25%, 10/01/2025(1)	956,800
3,100,000	Scentre Group Trust 1 / Scentre Group Trust 2 4.38%, 05/28/2030(1)	3,497,241
	VICI Properties L.P. / VICI Note Co., Inc.
145,000	3.50%, 02/15/2025(1)	146,812
100,000	3.75%, 02/15/2027(1)	100,750

		7,030,463

	Retail - 1.2%
	1011778 BC ULC / New Red Finance, Inc.
100,000	3.88%, 01/15/2028(1)	103,969
500,000	5.00%, 10/15/2025(1)	511,250
1,370,000	5.75%, 04/15/2025(1)	1,465,749
1,990,000	Dollar General Corp. 4.13%, 04/03/2050	2,511,973
1,575,000	Ferrellgas L.P. / Ferrellgas Finance Corp. 10.00%, 04/15/2025(1)	1,730,531
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
125,000	4.75%, 06/01/2027(1)	133,613
150,000	5.25%, 06/01/2026(1)	157,455
1,920,000	Kohl’s Corp. 9.50%, 05/15/2025	2,270,822
165,000	L Brands, Inc. 6.88%, 07/01/2025(1)	177,702
235,000	Lithia Motors, Inc. 4.63%, 12/15/2027(1)	249,758
EUR 1,250,000	Peer Holding B.V. 0.00%, 03/08/2025, 3 mo. EURIBOR	1,399,008
	PetSmart, Inc.
$ 100,000	5.88%, 06/01/2025(1)	102,500
1,515,000	8.88%, 06/01/2025(1)(12)	1,568,025
20,000	Staples, Inc. 7.50%, 04/15/2026(1)	17,546
1,130,000	TJX Cos., Inc. 4.50%, 04/15/2050	1,556,100
225,000	United Rentals North America, Inc. 4.88%, 01/15/2028	241,594

		14,197,595

	Savings & Loans - 0.0%
GBP 200,000	Nationwide Building Society 5.88%, 12/20/2024, (5.88% fixed rate until 12/20/2024; GUKG5 + 5.390% thereafter)(6)(7)(8)	265,233

	Semiconductors - 0.7%
$ 3,460,000	Broadcom, Inc. 4.15%, 11/15/2030(1)	3,886,311
200,000	Entegris, Inc. 4.63%, 02/10/2026(1)	207,824

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Microchip Technology, Inc.
$ 2,460,000	2.67%, 09/01/2023(1)	$2,546,706
975,000	4.25%, 09/01/2025(1)	1,024,934
275,000	Qorvo, Inc. 4.38%, 10/15/2029(1)	296,312
200,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	216,000

		8,178,087

	Software - 0.4%
540,000	BY Crown Parent LLC / BY Bond Finance, Inc. 4.25%, 01/31/2026(1)	559,737
100,000	CDK Global, Inc. 5.25%, 05/15/2029(1)	109,505
465,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(1)	475,462
250,000	IQVIA, Inc. 5.00%, 05/15/2027(1)	266,797
	MSCI, Inc.
70,000	3.88%, 02/15/2031(1)	76,038
250,000	4.00%, 11/15/2029(1)	268,750
155,000	Open Text Corp. 3.88%, 02/15/2028(1)	161,154
160,000	Open Text Holdings, Inc. 4.13%, 02/15/2030(1)	168,000
2,080,000	Oracle Corp. 3.60%, 04/01/2050	2,489,201
75,000	PTC, Inc. 3.63%, 02/15/2025(1)	77,758
300,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	322,125

		4,974,527

	Telecommunications - 2.5%
EUR 175,000	Altice France Holding S.A. 8.00%, 05/15/2027(1)	221,548
	Altice France S.A.
100,000	3.38%, 01/15/2028(6)	115,069
1,300,000	5.88%, 02/01/2027(6)	1,632,848
$ 325,000	7.38%, 05/01/2026(1)	346,661
	AT&T, Inc.
755,000	1.10%, 06/01/2021, 3 mo. USD LIBOR + 0.750%(3)	758,211
3,195,000	2.75%, 06/01/2031	3,420,640
CAD 1,080,000	3.83%, 11/25/2020	814,034
$ 200,000	Bharti Airtel International Netherlands B.V. 5.35%, 05/20/2024(6)	215,521
150,000	Embarq Corp. 8.00%, 06/01/2036	175,800
	Millicom International Cellular S.A.
200,000	5.13%, 01/15/2028(1)	209,276
200,000	6.25%, 03/25/2029(6)	220,150
2,405,000	Network i2i Ltd. 5.65%, 01/15/2025, (5.65% fixed rate until 01/15/2025; 5 year USD CMT + 4.274% thereafter)(6)(7)(8)	2,371,931
5,820,000	SoftBank Group Corp. 6.00%, 07/19/2023, (6.00% fixed rate until 07/19/2023; 5 year USD ICE Swap + 4.226% thereafter)(6)(7)(8)	5,582,463
190,000	Sprint Corp. 7.13%, 06/15/2024	221,645
	Telecom Argentina S.A.
150,000	6.50%, 06/15/2021(6)	144,675
2,130,000	8.00%, 07/18/2026(1)	2,012,637
565,000	8.00%, 07/18/2026(6)	533,868
100,000	Telecom Italia Capital S.A. 7.20%, 07/18/2036	131,350
300,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(1)	335,244

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 2,535,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(1)	$2,682,562
4,010,000	Tower Bersama Infrastructure Tbk PT 4.25%, 01/21/2025(6)	4,012,003
1,060,000	VF Ukraine PAT via VFU Funding plc 6.20%, 02/11/2025(1)	1,041,450
1,690,000	Vodafone Group plc 7.00%, 04/04/2079, (7.00% fixed rate until 01/04/2029; 5 year USD Swap + 4.873% thereafter)(7)	2,033,315
200,000	VTR Comunicaciones S.p.A. 5.13%, 01/15/2028(1)	212,500

		29,445,401

	Toys/Games/Hobbies - 0.0%
400,000	Mattel, Inc. 6.75%, 12/31/2025(1)	428,428

	Transportation - 0.6%
2,050,000	FedEx Corp. 4.25%, 05/15/2030	2,459,943
200,000	Lima Metro Line 2 Finance Ltd. 4.35%, 04/05/2036(1)	220,800
	Rumo Luxembourg S.a.r.l.
2,315,000	5.25%, 01/10/2028(1)	2,393,392
665,000	5.88%, 01/18/2025(6)	698,110
1,630,000	7.38%, 02/09/2024(6)	1,717,205

		7,489,450

	Trucking & Leasing - 0.2%
100,000	DAE Funding LLC 4.50%, 08/01/2022(6)	98,216
2,290,000	GATX Corp. 4.00%, 06/30/2030	2,570,531

		2,668,747

	Water - 0.0%
250,000	Aegea Finance S.a.r.l. 5.75%, 10/10/2024(6)	258,677

	Total Corporate Bonds (cost $349,289,226)	$366,615,868

Foreign Government Obligations - 9.6%
	Argentina - 0.8%
	Argentine Republic Government International Bond
CHF 1,480,000	3.38%, 10/12/2020(6)(13)	702,334
EUR 1,346,000	3.38%, 01/15/2023(13)	664,207
1,090,000	3.38%, 12/31/2038(13)	507,295
$ 2,140,000	3.75%, 12/31/2038(13)	892,380
1,110,000	4.63%, 01/11/2023(13)	490,076
EUR 820,000	5.25%, 01/15/2028(6)(13)	377,868
$ 160,000	5.63%, 01/26/2022(13)	70,640
3,563,000	5.88%, 01/11/2028(13)	1,496,460
962,000	6.63%, 07/06/2028(13)	403,559
225,000	6.88%, 04/22/2021(13)	101,025
4,145,000	6.88%, 01/26/2027(13)	1,751,263
1,325,000	6.88%, 01/11/2048(13)	549,875
275,000	7.13%, 07/06/2036(13)	116,875
1,235,000	7.50%, 04/22/2026(13)	531,050
	Provincia de Cordoba
300,000	7.13%, 08/01/2027(6)	189,003
150,000	7.45%, 09/01/2024(6)	97,245

		8,941,155

	Armenia - 0.0%
	Republic of Armenia International Bond
200,000	3.95%, 09/26/2029(6)	197,564
250,000	7.15%, 03/26/2025(6)	284,205

		481,769

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Azerbaijan - 0.2%
	Republic of Azerbaijan International Bond
$ 435,000	3.50%, 09/01/2032(6)	$432,912
780,000	4.75%, 03/18/2024(6)	840,143
490,000	Southern Gas Corridor CJSC 6.88%, 03/24/2026(6)	576,534

		1,849,589

	Bahrain - 0.3%
	Bahrain Government International Bond
1,635,000	5.63%, 09/30/2031(1)	1,651,350
1,025,000	7.38%, 05/14/2030(1)	1,173,830

		2,825,180

	Bermuda - 0.0%
200,000	Bermuda Government International Bond 4.75%, 02/15/2029(1)	235,300

	Brazil - 0.2%
	Brazilian Government International Bond
200,000	2.88%, 06/06/2025	202,602
200,000	3.88%, 06/12/2030	203,802
400,000	4.75%, 01/14/2050	413,500
1,490,000	5.00%, 01/27/2045	1,579,042

		2,398,946

	Canada - 0.0%
CAD 250,000	Ontario Hydro Corp. Coupon Strip 0.00%, 11/26/2020(11)	186,116

	Colombia - 0.4%
	Colombia Government International Bond
$ 1,025,000	3.00%, 01/30/2030	1,055,237
630,000	3.13%, 04/15/2031	652,371
200,000	4.00%, 02/26/2024	213,250
235,000	4.13%, 05/15/2051	261,438
400,000	4.50%, 03/15/2029	454,000
1,940,000	5.00%, 06/15/2045	2,391,050

		5,027,346

	Croatia - 0.2%
	Croatia Government International Bond
EUR 505,000	1.13%, 06/19/2029(6)	609,737
270,000	2.75%, 01/27/2030(6)	370,470
680,000	3.00%, 03/20/2027(6)	921,157

		1,901,364

	Dominican Republic - 0.2%
	Dominican Republic International Bond
$ 250,000	6.00%, 07/19/2028(6)	265,625
2,190,000	6.40%, 06/05/2049(1)	2,211,900
150,000	6.40%, 06/05/2049(6)	151,500

		2,629,025

	Ecuador - 0.0%
200,000	Ecuador Government International Bond 9.50%, 03/27/2030(1)(13)	103,500

	Egypt - 0.6%
	Egypt Government International Bond
480,000	5.58%, 02/21/2023(1)	493,258
300,000	6.59%, 02/21/2028(1)	295,875
200,000	7.05%, 01/15/2032(6)	189,176
400,000	7.60%, 03/01/2029(1)	407,710
200,000	7.60%, 03/01/2029(6)	203,855
3,345,000	7.63%, 05/29/2032(1)	3,270,406
215,000	7.90%, 02/21/2048(6)	197,652
715,000	8.50%, 01/31/2047(6)	705,204

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 895,000	8.88%, 05/29/2050(1)	$894,821

		6,657,957

	Ethiopia - 0.0%
405,000	Ethiopia International Bond 6.63%, 12/11/2024(6)	401,120

	France - 0.0%
250,000	Dexia Credit Local S.A. 0.65%, 09/04/2020, 3 mo. USD LIBOR + 0.320%(3)(6)	250,075

	Gabon - 0.0%
	Gabon Government International Bond
200,000	6.63%, 02/06/2031(1)	189,821
200,000	6.95%, 06/16/2025(6)	196,025

		385,846

	Ghana - 0.5%
	Ghana Government International Bond
2,265,000	6.38%, 02/11/2027(1)	2,089,462
1,160,000	7.63%, 05/16/2029(6)	1,079,380
2,950,000	7.88%, 02/11/2035(1)	2,611,930
200,000	8.63%, 06/16/2049(6)	177,000

		5,957,772

	Guatemala - 0.0%
200,000	Guatemala Government Bond 6.13%, 06/01/2050(1)	243,600

	Honduras - 0.0%
150,000	Honduras Government International Bond 5.63%, 06/24/2030(1)	157,875

	Hungary - 0.2%
	Hungary Government International Bond
EUR 1,124,000	1.63%, 04/28/2032(6)	1,394,205
$ 232,000	5.38%, 02/21/2023	256,406
526,000	5.75%, 11/22/2023	604,243

		2,254,854

	Indonesia - 0.7%
	Indonesia Government International Bond
EUR 110,000	2.15%, 07/18/2024(6)	135,259
210,000	2.63%, 06/14/2023(6)	259,768
$ 355,000	3.38%, 04/15/2023(6)	373,031
200,000	4.10%, 04/24/2028	228,686
400,000	4.45%, 04/15/2070	498,467
820,000	4.63%, 04/15/2043(6)	1,006,485
1,795,000	4.75%, 01/08/2026(6)	2,074,769
550,000	4.75%, 07/18/2047(6)	695,267
920,000	5.13%, 01/15/2045(6)	1,205,366
	Perusahaan Penerbit SBSN Indonesia III
660,000	4.15%, 03/29/2027(6)	737,550
400,000	4.33%, 05/28/2025(6)	448,000

		7,662,648

	Ivory Coast - 0.3%
	Ivory Coast Government International Bond
EUR 995,000	5.88%, 10/17/2031(1)	1,087,556
530,000	5.88%, 10/17/2031(6)	579,301
1,070,000	6.63%, 03/22/2048(6)	1,115,082
200,000	6.88%, 10/17/2040(6)	218,578

		3,000,517

	Jordan - 0.1%
	Jordan Government International Bond
$ 200,000	4.95%, 07/07/2025(1)	199,629
200,000	5.75%, 01/31/2027(6)	202,582
200,000	5.85%, 07/07/2030(1)	199,958
630,000	6.13%, 01/29/2026(6)	654,643

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 200,000	7.38%, 10/10/2047(6)	$208,847

		1,465,659

	Kenya - 0.0%
400,000	Kenya Government International Bond 6.88%, 06/24/2024(6)	405,808

	Macedonia - 0.3%
EUR 405,000	Former Yugoslav Republic of Macedonia 3.98%, 07/24/2021(6)	487,184
2,180,000	North Macedonia Government International Bond 3.68%, 06/03/2026(1)	2,718,747

		3,205,931

	Mexico - 0.9%
	Mexico Government International Bond
$ 631,000	3.25%, 04/16/2030	645,828
605,000	4.50%, 04/22/2029	678,810
4,070,000	4.50%, 01/31/2050	4,521,770
1,695,000	4.75%, 04/27/2032	1,942,470
146,000	4.75%, 03/08/2044	165,856
2,425,000	5.00%, 04/27/2051	2,837,250

		10,791,984

	Mongolia - 0.2%
2,765,000	Mongolia Government International Bond 5.13%, 12/05/2022(6)	2,772,017

	Morocco - 0.1%
	Morocco Government International Bond
350,000	4.25%, 12/11/2022(6)	367,381
400,000	5.50%, 12/11/2042(6)	504,240

		871,621

	Nigeria - 0.1%
1,285,000	Nigeria Government International Bond 7.88%, 02/16/2032(6)	1,238,740

	Oman - 0.1%
1,180,000	Oman Government International Bond 6.75%, 01/17/2048(6)	1,044,385

	Panama - 0.3%
	Panama Government International Bond
210,000	3.16%, 01/23/2030	235,200
235,000	4.30%, 04/29/2053	306,675
510,000	4.50%, 04/16/2050	675,112
930,000	4.50%, 04/01/2056	1,255,500
465,000	Panama Notas del Tesoro 3.75%, 04/17/2026(1)	492,017

		2,964,504

	Paraguay - 0.1%
	Paraguay Government International Bond
305,000	4.63%, 01/25/2023(6)	327,112
400,000	4.70%, 03/27/2027(6)	458,000
200,000	5.60%, 03/13/2048(1)	257,500
200,000	6.10%, 08/11/2044(6)	269,500

		1,312,112

	Philippines - 0.2%
	Philippine Government International Bond
970,000	3.70%, 03/01/2041	1,172,015
1,055,000	3.95%, 01/20/2040	1,303,638

		2,475,653

	Qatar - 0.0%
310,000	Qatar Government International Bond 2.38%, 06/02/2021(6)	313,875

	Romania - 0.2%
	Romanian Government International Bond

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
EUR 135,000	2.00%, 12/08/2026(6)	$162,888
105,000	2.00%, 01/28/2032(6)	117,964
120,000	2.00%, 01/28/2032(1)	134,816
175,000	2.12%, 07/16/2031(1)	201,112
130,000	2.12%, 07/16/2031(6)	149,397
40,000	3.38%, 02/08/2038(6)	49,190
88,000	3.38%, 01/28/2050(1)	105,967
155,000	3.62%, 05/26/2030(1)	201,846
220,000	3.88%, 10/29/2035(6)	287,033
$ 156,000	4.00%, 02/14/2051(1)(12)	163,464
220,000	6.13%, 01/22/2044(6)	300,300

		1,873,977

	Russia - 0.6%
	Russian Federal Bond - OFZ
RUB 5,155,000	6.90%, 05/23/2029	74,838
10,745,000	7.65%, 04/10/2030	163,668
8,950,000	7.70%, 03/23/2033	137,957
18,650,000	7.95%, 10/07/2026	287,515
1,430,000	8.50%, 09/17/2031	23,311
	Russian Foreign Bond - Eurobond
$ 400,000	4.25%, 06/23/2027(1)	450,792
600,000	4.25%, 06/23/2027(6)	676,188
600,000	4.38%, 03/21/2029(1)	687,750
1,800,000	4.38%, 03/21/2029(6)	2,063,250
600,000	5.10%, 03/28/2035(6)	749,616
1,000,000	5.25%, 06/23/2047(6)	1,364,600

		6,679,485

	Saudi Arabia - 0.0%
285,000	Saudi Government International Bond 2.90%, 10/22/2025(1)	305,024

	Senegal - 0.5%
	Senegal Government International Bond
EUR 3,070,000	4.75%, 03/13/2028(6)	3,472,886
$ 1,630,000	6.25%, 05/23/2033(6)	1,616,063
405,000	6.75%, 03/13/2048(6)	384,766

		5,473,715

	Serbia - 0.1%
	Serbia International Bond
EUR 120,000	1.50%, 06/26/2029(1)	134,993
260,000	1.50%, 06/26/2029(6)	292,485
185,000	3.13%, 05/15/2027(1)	231,814

		659,292

	South Africa - 0.1%
$ 850,000	Republic of South Africa Government International Bond 5.75%, 09/30/2049	754,987
100,000	South Africa Government International Bond 6.25%, 03/08/2041	98,259

		853,246

	South Korea - 0.1%
1,000,000	Export-Import Bank of Korea 0.93%, 06/01/2021, 3 mo. USD LIBOR + 0.575%(3)	1,002,722

	Supranational - 0.0%
IDR 300,000,000	International Bank for Reconstruction & Development 7.45%, 08/20/2021	20,757
	International Finance Corp.
MXN 22,900,000	0.00%, 02/22/2038(11)	329,274
IDR 1,800,000,000	8.00%, 10/09/2023	126,839

		476,870

	Tunisia - 0.1%
	Banque Centrale de Tunisie International Bond
$ 200,000	5.75%, 01/30/2025(6)	183,498

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
EUR 300,000	6.38%, 07/15/2026(6)	$316,033
100,000	6.75%, 10/31/2023(1)	110,713

		610,244

	Turkey - 0.6%
	Turkey Government International Bond
$ 215,000	3.25%, 03/23/2023	198,875
1,710,000	4.88%, 10/09/2026	1,520,943
820,000	4.88%, 04/16/2043	619,526
1,681,000	5.13%, 02/17/2028	1,484,827
2,470,000	5.75%, 05/11/2047	1,954,659
510,000	6.00%, 03/25/2027	479,145
835,000	6.00%, 01/14/2041	695,138

		6,953,113

	Ukraine - 0.3%
	Ukraine Government International Bond
705,000	7.25%, 03/15/2033(1)	680,325
205,000	7.38%, 09/25/2032(1)	201,109
950,000	7.38%, 09/25/2032(6)	931,969
620,000	7.75%, 09/01/2022(6)	644,431
675,000	7.75%, 09/01/2024(6)	697,815
150,000	7.75%, 09/01/2026(6)	153,384
400,000	7.75%, 09/01/2027(6)	408,500

		3,717,533

	United Arab Emirates - 0.0%
200,000	Abu Dhabi Government International Bond 4.13%, 10/11/2047(6)	261,111

	Venezuela - 0.0%
	Venezuela Government International Bond
1,224,000	7.75%, 10/13/2019(13)	83,844
380,000	9.00%, 05/07/2023(13)	26,030
800,000	9.25%, 05/07/2028(13)	54,800
1,355,300	12.75%, 08/23/2022(13)	93,245

		257,919

	Total Foreign Government Obligations (cost $113,878,400)	$111,538,094

Municipal Bonds - 1.2%
	Education - 0.2%
	Chicago, IL, Board of Education, GO
630,000	5.18%, 12/01/2021	636,955
380,000	6.04%, 12/01/2029	391,343
1,110,000	6.14%, 12/01/2039	1,143,200
660,000	6.32%, 11/01/2029	687,615

		2,859,113

	General - 0.1%
665,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	956,529

	General Obligation - 0.1%
	State of Illinois, GO
523,309	4.95%, 06/01/2023	529,898
70,000	5.00%, 01/01/2023	72,191
935,000	5.10%, 06/01/2033	980,329
150,000	5.56%, 02/01/2021	151,684

		1,734,102

	Nursing Homes - 0.2%
2,000,000	Seminole Cnty. Industrial Dev Auth 6.00%, 11/15/2025	1,966,140

	Transportation - 0.6%
435,000	Metropolitan Transportation Auth 6.73%, 11/15/2030	533,349
	Metropolitan Transportation Auth, NY, Rev
1,150,000	5.00%, 11/15/2050	1,318,084

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 4,170,000	5.18%, 11/15/2049	$4,886,740

		6,738,173

	Total Municipal Bonds (cost $13,207,000)	$14,254,057

Senior Floating Rate Interests - 21.2%(14)
	Advertising - 0.2%
1,404,388	Clear Channel Outdoor Holdings, Inc. 3.76%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	1,246,394
643,948	Entravision Communications Corp. 2.91%, 11/30/2024, 3 mo. USD LIBOR + 2.750%	585,992

		1,832,386

	Aerospace/Defense - 0.1%
	TransDigm, Inc.
1,351,456	2.41%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	$1,261,084
345,612	2.41%, 12/09/2025, 1 mo. USD LIBOR + 2.250%	323,085

		1,584,169

	Airlines - 0.1%
275,000	JetBlue Airways Corp. 6.25%, 06/17/2024, 1 mo. USD LIBOR + 5.250%	270,933
685,000	Mileage Plus Holdings LLC 6.25%, 06/20/2027, 1 mo. USD LIBOR + 5.250%	682,945
920,375	WestJet Airlines Ltd. 4.00%, 12/11/2026, 3 mo. USD LIBOR + 3.000%	673,539

		1,627,417

	Asset-Backed - Finance & Insurance - 0.0%
210,000	By Crown Parent, LLC 4.00%, 01/30/2026, 1 mo. USD LIBOR + 3.000%	208,950
260,472	Evertec Group LLC 3.66%, 11/27/2024, 3 mo. USD LIBOR + 3.500%	254,721

		463,671

	Auto Manufacturers - 0.1%
1,286,511	Navistar, Inc. 3.69%, 11/06/2024, 3 mo. USD LIBOR + 3.500%	1,242,551

	Auto Parts & Equipment - 0.7%
1,820,490	Adient U.S. LLC 4.72%, 05/06/2024, 3 mo. USD LIBOR + 4.250%	1,789,396
	AL Alpine AT Bidco GmbH
EUR 260,000	3.25%, 11/06/2025, 3 mo. EURIBOR + 3.250%	282,225
$ 201,925	4.21%, 11/06/2025, 1 mo. USD LIBOR + 3.000%	179,713
972,986	Altra Industrial Motion Corp. 2.16%, 10/01/2025, 3 mo. USD LIBOR + 2.000%	941,364
EUR 1,910,000	Clarios Global L.P. 3.75%, 04/30/2026, 3 mo. EURIBOR + 3.750%	2,176,135
$ 154,800	IAA, Inc. 2.44%, 06/28/2026, 3 mo. USD LIBOR + 2.250%	151,704
1,260,475	Panther BF Aggregator 2 3.67%, 04/30/2026, 3 mo. USD LIBOR + 3.500%	1,228,699
830,000	Trico Group LLC 0.00%, 02/02/2024(15)	790,575

		7,539,811

	Beverages - 0.2%
410,850	Refresco Holding B.V. 3.67%, 03/28/2025, 3 mo. USD LIBOR + 3.250%	398,865
EUR 1,400,000	Sunshine Investments B.V. 0.00%, 03/28/2025(15)	1,625,433

		2,024,298

	Chemicals - 0.7%
$ 1,003,999	Axalta Coating Systems U.S. Holdings, Inc. 2.06%, 06/01/2024, 3 mo. USD LIBOR + 1.750%	981,408
180,751	Cabot Microelectronics Corp. 2.19%, 11/15/2025, 1 mo. USD LIBOR + 2.000%	178,944

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
EUR 385,920	CTC AcquiCo GmbH 2.50%, 03/08/2025, 3 mo. EURIBOR + 2.500%	$426,751
$ 1,620,917	Element Solutions, Inc. 2.16%, 01/31/2026, 1 mo. USD LIBOR + 2.000%	1,573,635
623,700	Hexion, Inc. 3.80%, 07/01/2026, 3 mo. USD LIBOR + 3.500%	609,667
284,925	LTI Holdings, Inc. 3.67%, 09/06/2025, 3 mo. USD LIBOR + 3.500%	249,042
240,423	Minerals Technologies, Inc. 3.00%, 02/14/2024, 3 mo. USD LIBOR + 2.250%	239,673
	Starfruit Finco B.V.
1,472,772	3.18%, 10/01/2025, 1 mo. USD LIBOR + 3.000%	1,422,050
EUR 100,000	3.25%, 10/01/2025, 3 mo. EURIBOR + 3.250%	114,026
$ 1,609,251	Tronox Finance LLC 2.91%, 09/22/2024, 3 mo. USD LIBOR + 2.750%	1,563,999
	Univar, Inc.
248,750	2.16%, 11/22/2026, 1 mo. USD LIBOR + 2.000%	241,225
244,502	2.41%, 07/01/2024, 3 mo. USD LIBOR + 2.250%	239,612
230,888	WR Grace & Co. 2.06%, 04/03/2025, 3 mo. USD LIBOR + 1.750%	226,847

		8,066,879

	Commercial Services - 2.2%
640,720	Allied Universal Holdco LLC 4.41%, 07/12/2026, 1 mo. USD LIBOR + 4.250%	631,910
525,000	Amentum Government Services Holdings LLC 4.16%, 02/03/2027, 1 mo. USD LIBOR + 4.000%	521,063
1,727,670	APX Group, Inc. 7.25%, 12/31/2025, 1 mo. USD LIBOR + 4.000%	1,616,097
233,400	Ascend Learning LLC 4.00%, 07/12/2024, 3 mo. USD LIBOR + 3.000%	228,149
1,646,725	AVSC Holding Corp. 5.50%, 10/15/2026, 1 mo. USD LIBOR + 4.500%	1,160,941
842,022	Belron Finance U.S. LLC 2.77%, 10/30/2026, 1 mo. USD LIBOR + 2.500%	823,775
1,224,165	Blackhawk Network Holdings, Inc. 3.16%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	1,136,943
1,327,668	BrightView Landscapes LLC 2.69%, 08/15/2025, 3 mo. USD LIBOR + 2.500%	1,297,795
715,693	Ceridian HCM Holding, Inc. 2.61%, 04/30/2025, 3 mo. USD LIBOR + 2.500%	693,328
	Deerfield Dakota Holding LLC
EUR 2,225,000	4.00%, 04/09/2027, 3 mo. EURIBOR + 4.000%	2,532,483
$ 2,485,000	4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	2,446,830
2,189,513	Dun & Bradstreet Corp. 3.92%, 02/08/2026, 1 mo. USD LIBOR + 3.750%	2,176,288
51,728	Energizer Holdings, Inc. 2.44%, 12/17/2025, 1 mo. USD LIBOR + 2.250%	51,210
576,964	Fly Funding S.a.r.l. 2.20%, 08/09/2025, 1 mo. USD LIBOR + 1.750%	490,419
446,625	KAR Auction Services, Inc. 2.44%, 09/19/2026, 1 mo. USD LIBOR + 2.250%	429,877
EUR 640,000	LGC Group Holdings Ltd. 3.25%, 04/20/2027, 3 mo. EURIBOR + 3.250%	730,850
$ 1,571,803	Quikrete Holdings, Inc. 2.66%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	1,515,611
464,717	Russell Investments U.S. Inst’l Holdco, Inc. 3.82%, 06/01/2023, 3 mo. USD LIBOR + 2.750%	457,021
EUR 231,666	Techem Verwaltungsgesellschaft 675 mbH 2.63%, 07/15/2025, 3 mo. EURIBOR + 2.625%	266,383
$ 2,259,091	Tempo Acquisition LLC 2.91%, 05/01/2024, 1 mo. USD LIBOR + 2.750%	2,198,096
846,755	Trans Union LLC 1.91%, 11/13/2026, 1 mo. USD LIBOR + 1.750%	823,469
318,400	U.S. Ecology Holdings, Inc. 2.66%, 11/01/2026, 3 mo. USD LIBOR + 2.500%	314,022

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
EUR 1,150,000	Verisure Holding AB 0.00%, 10/21/2022(15)	$1,343,020
310,000	Vertical Midco GmbH 0.00%, 07/14/2027(15)	358,639
$ 1,203,521	Weight Watchers International, Inc. 5.50%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	1,189,681

		25,433,900

	Construction Materials - 0.3%
221,057	Advanced Drainage Systems, Inc. 2.44%, 09/24/2026, 1 mo. USD LIBOR + 2.250%	218,018
1,528,266	Brookfield WEC Holdings, Inc. 3.75%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	1,493,116
259,700	Hamilton Holdco LLC 2.31%, 01/02/2027, 1 mo. USD LIBOR + 2.000%	252,558
1,013,081	NCI Building Systems, Inc. 3.93%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	990,925
648,338	Summit Materials Companies I LLC 2.16%, 11/21/2024, 3 mo. USD LIBOR + 2.250%	634,560

		3,589,177

	Distribution/Wholesale - 0.4%
1,094,244	American Builders & Contractors Supply Co., Inc. 2.16%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	1,060,738
1,496,781	Beacon Roofing Supply, Inc. 2.41%, 01/02/2025, 3 mo. USD LIBOR + 2.250%	1,450,545
	SRS Distribution, Inc.
1,243,041	4.07%, 05/24/2025, 3 mo. USD LIBOR + 3.000%	1,199,535
352,338	5.32%, 05/24/2025, 1 mo. USD LIBOR + 4.250%	345,291

		4,056,109

	Diversified Financial Services - 0.7%
EUR 177,750	AlixPartners LLP 3.25%, 04/04/2024, 3 mo. EURIBOR + 3.250%	204,370
$ 1,352,383	AlixPartners, LLP 2.66%, 04/04/2024, 1 mo. USD LIBOR + 2.500%	1,321,954
1,089,601	Aretec Group, Inc. 4.41%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	998,347
1,302,254	Crown Finance U.S., Inc. 3.32%, 02/28/2025, 3 mo. USD LIBOR + 2.250%	819,470
EUR 436,285	Financial & Risk U.S. Holdings, Inc. 3.25%, 10/01/2025, 3 mo. EURIBOR + 3.250%	505,088
	GreenSky Holdings LLC
$ 834,587	3.44%, 03/29/2025, 3 mo. USD LIBOR + 3.250%	811,636
1,050,000	5.50%, 03/29/2025, 1 mo. USD LIBOR + 4.500%	1,029,000
172,813	Minotaur Acquisition, Inc. 5.16%, 03/29/2026, 3 mo. USD LIBOR + 5.000%	161,723
EUR 379,236	Nets Holding A/S 3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	430,139
$ 334,900	Refinitiv U.S. Holdings, Inc. 3.41%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	332,151
97,000	RP Crown Parent LLC 2.92%, 10/12/2023, 3 mo. USD LIBOR + 2.750%(15)	96,515
999,771	UFC Holdings LLC 4.25%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	969,988
793,578	Victory Capital Holdings, Inc. 2.80%, 07/01/2026, 1 mo. USD LIBOR + 2.500%	778,365

		8,458,746

	Electric - 0.0%
319,204	Seadrill Operating LP 7.00%, 02/21/2021, 3 mo. USD LIBOR + 6.000%	45,187

	Electrical Components & Equipment - 0.2%
1,125,000	Virgin Media Bristol LLC 2.68%, 01/31/2028, 1 mo. USD LIBOR + 2.500%	1,090,193

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
EUR 700,000	Virgin Media SFA Finance Ltd. 2.50%, 01/31/2029, 3 mo. EURIBOR + 2.500%	$801,065

		1,891,258

	Energy-Alternate Sources - 0.1%
$ 749,381	BCP Renaissance Parent LLC 4.50%, 11/01/2024, 3 mo. USD LIBOR + 3.500%	673,821
1,051,871	Medallion Midland Acquisition LLC 4.25%, 10/30/2024, 3 mo. USD LIBOR + 3.250%	939,846

		1,613,667

	Engineering & Construction - 0.1%
1,020,228	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	928,836
163,553	DG Investment Intermediate Holdings, Inc. 3.75%, 02/03/2025, 3 mo. USD LIBOR + 3.000%	156,909

		1,085,745

	Entertainment - 0.3%
1,145,000	Banijay Entertainment S.A.S 0.00%, 03/01/2025(15)	1,104,925
689,340	CityCenter Holdings LLC 3.00%, 04/18/2024, 3 mo. USD LIBOR + 2.250%	636,888
	Motion Finco S.a.r.l.
EUR 335,000	3.00%, 11/04/2026, 3 mo. EURIBOR + 3.000%	360,930
$ 57,791	3.56%, 11/04/2026, 1 mo. USD LIBOR + 3.250%	51,607
439,712	4.32%, 11/04/2026, 1 mo. USD LIBOR + 3.250%(16)	392,663
1,148,039	Scientific Games International, Inc. 3.61%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	1,043,074
230,888	Wyndham Hotels & Resorts, Inc. 1.91%, 05/30/2025, 3 mo. USD LIBOR + 1.750%	219,583

		3,809,670

	Environmental Control - 0.1%
864,366	Advanced Disposal Services, Inc. 3.00%, 11/10/2023, 3 mo. USD LIBOR + 2.250%	858,428
EUR 249,546	Fluidra S.A. 2.00%, 07/02/2025, 3 mo. EURIBOR + 2.000%	288,735

		1,147,163

	Food - 0.6%
$ 873,253	Atkins Nutritionals Holdings, Inc. 4.75%, 07/07/2024, 1 mo. USD LIBOR + 3.750%	871,070
816,344	B&G Foods, Inc. 2.66%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	804,099
	Froneri International Ltd.
1,500,000	2.41%, 01/31/2027, 1 mo. USD LIBOR + 2.250%	1,436,520
EUR 1,370,000	2.63%, 01/31/2027, 3 mo. EURIBOR + 2.625%	1,560,085
$ 1,359,270	Hostess Brands LLC 3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	1,326,417
908,138	U.S. Foods, Inc. 3.07%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	853,649

		6,851,840

	Food Service - 0.2%
	8th Avenue Food & Provisions, Inc.
221,625	3.68%, 10/01/2025, 3 mo. USD LIBOR + 3.500%	217,913
135,000	7.93%, 10/01/2026, 3 mo. USD LIBOR + 7.750%	129,150
	Aramark Services, Inc.
928,502	1.91%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	880,917
488,775	1.91%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	462,811
694,603	CHG PPC Parent LLC 2.91%, 03/30/2025, 3 mo. USD LIBOR + 2.750%	672,028

		2,362,819

	Gas - 0.1%
EUR 100,000	Messer Industries GmbH 2.50%, 03/01/2026, 3 mo. EURIBOR + 2.500%	114,349

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 641,875	Messer Industries USA, Inc. 2.81%, 03/01/2026, 3 mo. USD LIBOR + 2.500%	$627,433

		741,782

	Healthcare-Products - 0.2%
124,201	Avantor Funding, Inc. 3.25%, 11/21/2024, 1 mo. USD LIBOR + 2.250%	123,167
EUR 323,375	Grifols S.A. 2.25%, 11/15/2027, 3 mo. EURIBOR + 2.250%	375,873
$ 447,500	Lifescan Global Corp. 7.18%, 10/01/2024, 3 mo. USD LIBOR + 6.000%	407,225
899,431	Parexel International Corp. 2.91%, 09/27/2024, 3 mo. USD LIBOR + 2.750%	862,968

		1,769,233

	Healthcare-Services - 1.5%
169,650	CDRH Parent, Inc. 5.25%, 07/01/2021, 3 mo. USD LIBOR + 4.250%	109,424
204,488	CPI Holdco LLC 4.41%, 11/04/2026, 1 mo. USD LIBOR + 4.250%	201,420
733,800	DentalCorp Perfect Smile ULC 4.75%, 06/06/2025, 3 mo. USD LIBOR + 3.750%(16)	657,976
	DuPage Medical Group Ltd.
473,319	3.50%, 08/15/2024, 3 mo. USD LIBOR + 2.750%	453,203
205,599	7.75%, 08/11/2025, 3 mo. USD LIBOR + 7.000%	172,703
451,588	Emerald TopCo, Inc. 3.66%, 07/26/2026, 1 mo. USD LIBOR + 3.500%	443,310
243,163	Ensemble RCM LLC 4.01%, 08/01/2026, 3 mo. USD LIBOR + 3.750%	241,288
586,075	Envision Healthcare Corp. 3.91%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	384,272
	EyeCare Partners LLC
385,000	3.75%, 02/20/2027, 1 mo. USD LIBOR + 0.500%(16)	352,036
1,645,875	4.82%, 02/20/2027, 1 mo. USD LIBOR + 3.750%	1,504,955
2,002,058	Gentiva Health Services, Inc. 3.44%, 07/02/2025, 1 mo. USD LIBOR + 3.250%	1,967,022
485,043	Global Medical Response, Inc. 4.25%, 04/28/2022, 3 mo. USD LIBOR + 3.250%	478,577
EUR 583,100	IQVIA, Inc. 2.00%, 06/11/2025, 3 mo. EURIBOR + 2.000%	673,984
$ 991,362	Jaguar Holding Co. 3.50%, 08/18/2022, 3 mo. USD LIBOR + 2.500%	986,742
	MED ParentCo L.P.
193,828	4.61%, 08/31/2026, 1 mo. USD LIBOR + 4.250%(16)	175,137
773,533	4.61%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	698,941
1,906,700	MPH Acquisition Holdings LLC 3.75%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	1,875,316
1,466,602	Pathway Vet Alliance LLC 0.00%, 03/31/2027, 1 mo. USD LIBOR + 3.750%(15)	1,436,360
249,900	Sound Inpatient Physicians 2.91%, 06/28/2025, 3 mo. USD LIBOR + 2.750%	240,999
	Surf Holdings LLC
EUR 125,000	3.50%, 03/05/2027, 3 mo. EURIBOR + 3.500%	141,423
$ 300,000	3.83%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	291,000
184,775	Surgery Center Holdings, Inc. 4.25%, 08/31/2024, 3 mo. USD LIBOR + 3.250%	174,093
706,786	Syneos Health, Inc. 1.91%, 08/01/2024, 3 mo. USD LIBOR + 1.750%	688,085
367,650	Team Health Holdings, Inc. 3.75%, 02/06/2024, 3 mo. USD LIBOR + 2.750%	290,444
221,061	Verscend Holding Corp. 4.66%, 08/27/2025, 3 mo. USD LIBOR + 4.500%	219,819
2,582,025	Zelis Healthcare Corp. 4.91%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	2,573,737

		17,432,266

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Household Products - 0.3%
	Diamond (BC) B.V.
$ 2,000,620	3.16%, 09/06/2024, 3 mo. USD LIBOR + 3.000%	$1,883,584
EUR 623,927	3.25%, 09/06/2024, 3 mo. EURIBOR + 3.250%	683,391
$ 760,000	6.00%, 09/06/2024, 1 mo. USD LIBOR + 5.000%	744,800
206,938	Revlon Consumer Products Corp. 4.25%, 09/07/2023, 1 mo. USD LIBOR + 3.500%	51,275
453,863	Reynolds Consumer Products LLC 1.91%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	444,431

		3,807,481

	Housewares - 0.1%
1,396,419	Hayward Industries, Inc. 3.66%, 08/04/2024, 3 mo. USD LIBOR + 3.500%	1,355,406

	Insurance - 1.3%
2,521,067	Acrisure LLC 3.66%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	2,421,485
	Asurion LLC
1,172,218	3.16%, 08/04/2022, 1 mo. USD LIBOR + 3.000%	1,155,807
1,917,646	3.16%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	1,886,484
516,351	3.16%, 11/03/2024, 1 mo. USD LIBOR + 3.000%	507,475
1,690,909	6.66%, 08/04/2025, 3 mo. USD LIBOR + 6.500%	1,703,067
	Hub International Ltd.
2,205,227	3.26%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	2,138,762
1,085,173	5.00%, 04/25/2025, 1 mo. USD LIBOR + 4.000%	1,085,564
EUR 825,000	Lorca Finco plc 0.00%, 07/01/2027(15)	949,419
$ 719,447	NFP Corp. 3.41%, 02/13/2027, 1 mo. USD LIBOR + 3.250%	687,525
370,000	Ryan Specialty Group LLC 0.00%, 06/29/2027(15)	367,225
	Sedgwick Claims Management Services, Inc.
1,449,442	3.41%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	1,380,594
658,350	4.16%, 09/03/2026, 3 mo. USD LIBOR + 4.000%	641,773
520,000	5.25%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	513,068

		15,438,248

	IT Services - 0.1%
243,153	NAB Holdings LLC 4.00%, 06/30/2024, 3 mo. USD LIBOR + 3.000%	234,035
670,792	Science Applications International Corp. 2.41%, 03/13/2027, 1 mo. USD LIBOR + 2.250%	656,960
488,775	VS Buyer LLC 3.42%, 03/02/2027, 1 mo. USD LIBOR + 3.250%	478,388

		1,369,383

	Leisure Time - 0.7%
	Caesars Resort Collection LLC
1,164,076	2.91%, 12/22/2024, 3 mo. USD LIBOR + 2.750%	1,069,204
2,230,000	4.69%, 07/20/2025, 1 mo. USD LIBOR + 4.500%	2,145,684
805,000	Carnival Corp. 8.50%, 06/30/2025, 1 mo. USD LIBOR + 7.500%	787,394
1,505,843	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	1,451,256
1,164,976	Golden Entertainment, Inc. 3.75%, 10/20/2024, 3 mo. USD LIBOR + 3.000%	1,058,672
1,493,584	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	1,420,309
723,067	SRAM LLC 3.75%, 03/15/2024, 3 mo. USD LIBOR + 2.750%	708,606

		8,641,125

	Lodging - 0.2%
1,963,395	Boyd Gaming Corp. 2.36%, 09/15/2023, 3 mo. USD LIBOR + 2.250%	1,894,951

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Machinery-Construction & Mining - 0.1%
$ 174,388	Pike Corp. 4.25%, 07/24/2026, 1 mo. USD LIBOR + 3.250%	$172,672
410,000	Pro Mach Group, Inc. 0.00%, 03/07/2025(15)	390,013

		562,685

	Machinery-Diversified - 0.2%
$ 161,071	Fluidra S.A. 2.16%, 07/02/2025, 1 mo. USD LIBOR + 2.000%	157,044
	Gardner Denver, Inc.
200,885	1.91%, 02/28/2027, 1 mo. USD LIBOR + 1.750%	192,799
EUR 1,004,308	2.00%, 02/28/2027, 3 mo. EURIBOR + 2.000%	1,156,194
$ 625,000	2.92%, 02/28/2027, 1 mo. USD LIBOR + 2.750%	615,000
356,788	Pro Mach Group, Inc. 2.92%, 03/07/2025, 3 mo. USD LIBOR +2.750%	330,475

		2,451,512

	Media - 2.4%
458,704	Advantage Sales & Marketing, Inc. 4.25%, 07/25/2021, 3 mo. USD LIBOR + 3.250%	434,049
	Altice Financing S.A.
EUR 126,425	2.75%, 01/31/2026, 3 mo. EURIBOR + 2.750%	142,593
$ 782,863	2.92%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	751,548
	AVSC Holding Corp.
990,298	4.25%, 03/01/2025, 3 mo. USD LIBOR + 3.250%	705,310
160,000	8.25%, 09/01/2025, 3 mo. USD LIBOR + 7.250%	32,000
EUR 275,000	Banijay Entertainment S.A.S 0.00%, 03/04/2025(15)	312,058
$ 936,492	Charter Communications Operating LLC 1.92%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	912,789
1,500,000	Cineworld Ltd. 0.00%, 02/05/2027, 1 mo. USD LIBOR + 3.000%(15)(17)(18)	1,014,165
	CSC Holdings LLC
246,811	2.43%, 07/17/2025, 3 mo. USD LIBOR + 2.250%	238,020
1,817,784	2.68%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	1,754,925
1,162,881	E.W. Scripps Co. 2.66%, 05/01/2026, 1 mo. USD LIBOR + 2.500%	1,119,634
849,643	Gray Television, Inc. 2.67%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	826,864
987,342	Houghton Mifflin Harcourt Publishing Co. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	878,734
2,271,997	ION Media Networks, Inc. 3.19%, 12/18/2024, 1 mo. USD LIBOR + 3.000%	2,200,293
534,231	Maxar Technologies Ltd. 2.91%, 10/05/2024, 3 mo. USD LIBOR + 2.750%	512,531
435,000	MH Sub LLC 4.75%, 09/15/2024, 1 mo. USD LIBOR + 3.750%	431,011
935,174	MTN Infrastructure TopCo, Inc. 4.00%, 11/17/2024, 3 mo. USD LIBOR + 3.000%	910,233
922,120	NASCAR Holdings LLC 2.92%, 10/18/2026, 3 mo. USD LIBOR + 2.750%	899,961
	NEP/NCP Holdco, Inc.
2,701,892	3.41%, 10/20/2025, 3 mo. USD LIBOR + 3.250%	2,224,846
210,000	7.16%, 10/19/2026, 3 mo. USD LIBOR + 7.000%	154,770
1,733,928	Nexstar Broadcasting, Inc. 2.92%, 09/19/2026, 1 mo. USD LIBOR + 2.750%	1,685,170
214,463	Nielsen Finance LLC 4.75%, 06/04/2025, 1 mo. USD LIBOR + 3.750%	214,463
EUR 763,925	Nielsen Holding & Finance BV 3.75%, 06/04/2025, 3 mo. EURIBOR + 3.750%	887,268
$ 773,167	Numericable Group S.A. 2.91%, 07/31/2025, 3 mo. USD LIBOR + 2.750%	738,954
391,935	Shutterfly, Inc. 6.31%, 10/01/2026, 1 mo. USD LIBOR + 6.000%	346,208
770,960	Sinclair Television Group, Inc. 2.68%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	746,389

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 965,150	Terrier Media Buyer, Inc. 4.41%, 12/17/2026, 1 mo. USD LIBOR + 4.250%	$939,467
740,631	Univision Communications Inc. 4.75%, 03/24/2026, 1 mo. USD LIBOR + 3.750%	713,413
1,760,000	Vertical Midco GmbH 0.00%, 07/01/2027(15)	1,734,339
	Web.com Group, Inc.
754,429	3.93%, 10/11/2025, 3 mo. USD LIBOR + 3.750%	715,554
347,609	7.93%, 10/11/2026, 3 mo. USD LIBOR + 7.750%	309,372
1,091,095	William Morris Endeavor Entertainment LLC 2.92%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	859,783
EUR 785,000	Ziggo B.V. 3.00%, 01/31/2029, 3 mo. EURIBOR + 3.000%	894,546
$ 1,100,000	Ziggo Financing Partnership 2.68%, 04/30/2028, 1 mo. USD LIBOR + 2.500%	1,055,021

		28,296,281

	Metal Fabricate/Hardware - 0.2%
700,000	Cardtronics USA, Inc. 5.00%, 06/29/2027, 1 mo. USD LIBOR + 4.000%	694,750
881,676	Circor International, Inc. 4.25%, 12/11/2024, 1 mo. USD LIBOR + 3.250%	856,883
867,129	RBS Global, Inc. 1.92%, 08/21/2024, 1 mo. USD LIBOR + 1.750%	854,893

		2,406,526

	Miscellaneous Manufacturing - 0.5%
1,269,097	Core & Main L.P. 3.75%, 08/01/2024, 3 mo. USD LIBOR + 2.750%	1,233,410
411,508	H.B. Fuller Co. 2.19%, 10/20/2024, 3 mo. USD LIBOR + 2.000%	400,331
1,206,975	Ingersoll-Rand Services Co. 1.91%, 02/28/2027, 1 mo. USD LIBOR + 1.750%	1,158,394
770,242	Momentive Performance Materials, Inc. 3.42%, 05/15/2024, 3 mo. USD LIBOR + 3.250%	721,463
203,463	Tamko Building Products LLC 3.41%, 05/31/2026, 3 mo. USD LIBOR + 3.250%	199,393
1,078,144	USI, Inc. 3.31%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	1,040,635
493,639	Wilsonart LLC 4.25%, 12/19/2023, 3 mo. USD LIBOR + 3.250%	481,609

		5,235,235

	Oil & Gas - 0.2%
	BCP Raptor LLC
227,700	4.91%, 11/03/2025, 3 mo. USD LIBOR + 4.750%	142,996
266,750	5.25%, 06/30/2024, 3 mo. USD LIBOR + 4.250%	202,396
470,000	California Resources Corp. 11.38%, 12/31/2021, 3 mo. USD LIBOR + 10.375%	14,885
1,164,537	NorthRiver Midstream Finance L.P. 3.55%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	1,111,411
86,611	PES Holdings LLC 6.99%, 12/31/2022, 3 mo. USD LIBOR + 6.990%(13)	18,405
910,634	PowerTeam Services LLC 4.25%, 03/06/2025, 3 mo. USD LIBOR + 3.250%	868,708
383,175	Traverse Midstream Partners LLC 5.00%, 09/27/2024, 3 mo. USD LIBOR + 4.000%	333,362

		2,692,163

	Oil & Gas Services - 0.2%
468,825	Buckeye Partners L.P. 2.92%, 11/01/2026, 1 mo. USD LIBOR + 2.750%	457,545
356,400	Lower Cadence Holdings LLC 4.16%, 05/22/2026, 3 mo. USD LIBOR + 4.000%	313,781
1,658,250	UGI Energy Services LLC 3.91%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	1,634,073

		2,405,399

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Packaging & Containers - 0.7%
$ 896,025	BellRing Brands LLC 6.00%, 10/21/2024, 1 mo. USD LIBOR + 5.000%	$898,265
1,513,012	Berlin Packaging LLC 3.31%, 11/07/2025, 3 mo. USD LIBOR + 3.000%	1,453,248
	Berry Global, Inc.
723,174	2.19%, 10/01/2022, 1 mo. USD LIBOR + 2.000%	708,891
990,000	2.19%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	958,548
	Flex Acquisition Co., Inc.
1,027,229	3.55%, 06/29/2025, 3 mo. USD LIBOR + 3.250%	975,384
1,014,475	4.00%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	981,688
407,950	Pregis TopCo Corp. 4.16%, 08/01/2026, 1 mo. USD LIBOR + 4.000%	399,689
290,722	Proampac PG Borrower LLC 3.89%, 11/18/2023, 3 mo. USD LIBOR + 3.500%	281,910
1,255,778	Reynolds Group Holdings, Inc. 2.91%, 02/05/2023, 3 mo. USD LIBOR + 2.750%	1,228,879

		7,886,502

	Pharmaceuticals - 0.6%
	Bausch Health Cos., Inc.
627,584	2.93%, 11/27/2025, 3 mo. USD LIBOR + 2.750%	613,727
911,518	3.18%, 06/01/2025, 3 mo. USD LIBOR + 3.000%	895,712
1,064,106	Catalent Pharma Solutions, Inc. 3.25%, 05/17/2026, 3 mo. USD LIBOR + 2.250%	1,055,242
2,045,000	Elanco Animal Health, Inc. 0.00%, 08/01/2027, 1 mo. USD LIBOR + 1.750%(15)	1,991,319
805,100	Endo International PLC 5.00%, 04/27/2024, 3 mo. USD LIBOR + 4.250%	768,597
2,164,125	Sunshine Luxembourg S.a.r.l. 5.32%, 10/02/2026, 1 mo. USD LIBOR + 4.250%	2,151,963

		7,476,560

	Real Estate - 0.3%
246,867	Belron Finance U.S. LLC 2.93%, 11/13/2025, 3 mo. USD LIBOR + 2.500%	241,313
EUR 1,180,000	Boels Topholding B.V. 0.00%, 02/05/2027, 1 mo. USD LIBOR + 4.000%(15)	1,341,332
$ 1,531,591	VICI Properties LLC 1.93%, 12/22/2024, 1 mo. USD LIBOR + 1.750%	1,469,975

		3,052,620

	REITS - 0.0%
160,796	Iron Mountain, Inc. 1.91%, 01/02/2026, 3 mo. USD LIBOR + 1.750%	153,310

	Retail - 0.8%
898,260	B.C. Unlimited Liability Co. 1.91%, 11/19/2026, 1 mo. USD LIBOR + 1.750%	861,063
841,163	Bass Pro Group LLC 6.07%, 09/25/2024, 3 mo. USD LIBOR + 5.000%	835,511
284,288	Buzz Merger Sub Ltd. 2.91%, 01/29/2027, 1 mo. USD LIBOR + 2.750%	275,759
316,800	Carrols Restaurant Group, Inc. 3.43%, 04/30/2026, 3 mo. USD LIBOR + 3.250%	291,158
	Coty, Inc.
281,319	2.42%, 04/05/2025, 3 mo. USD LIBOR + 2.250%	241,583
EUR 234,709	2.50%, 04/05/2025, 3 mo. EURIBOR + 2.500%	241,916
$ 1,051,646	Harbor Freight Tools USA, Inc. 3.25%, 08/16/2023, 3 mo. USD LIBOR + 2.500%	1,028,710
744,289	IRB Holding Corp. 3.75%, 02/05/2025, 1 mo. USD LIBOR + 2.750%	697,399
991,877	Michaels Stores, Inc. 3.50%, 01/28/2023, 3 mo. USD LIBOR + 2.500%	943,523
1,251,513	PetSmart, Inc. 0.00%, 03/11/2022, 1 mo. USD LIBOR + 4.000%(15)	1,244,480
333,200	Rodan & Fields LLC 4.18%, 06/07/2025, 3 mo. USD LIBOR + 4.000%	179,095

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 889,639	Staples, Inc. 5.69%, 04/12/2026, 3 mo. USD LIBOR + 5.000%	$763,363
1,515,772	U.S. Foods, Inc. 1.91%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	1,434,299

		9,037,859

	Semiconductors - 0.0%
278,755	Microchip Technology, Inc. 2.17%, 05/29/2025, 3 mo. USD LIBOR + 2.000%	276,664

	Software - 2.1%
413,963	AI Convoy (Luxembourg) S.a.r.l. 4.65%, 01/20/2027, 1 mo. USD LIBOR + 3.500%	401,544
EUR 365,000	AI Convoy (Luxembourg) S.a.r.l. 3.75%, 01/20/2027, 3 mo. EURIBOR + 3.750%	413,446
$ 609,541	Almonde, Inc. 4.50%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	562,978
1,501,311	CCC Information Services, Inc. 4.00%, 04/27/2024, 1 mo. USD LIBOR + 3.000%	1,485,367
1,718,814	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	1,679,178
1,845,375	DCert Buyer, Inc. 4.16%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	1,813,413
	Epicor Software Corp.
1,219,910	0.00%, 06/01/2022, 3 mo. USD LIBOR + 3.250%(15)	1,218,897
400,000	0.00%, 07/30/2028(15)	408,000
762,034	5.25%, 07/31/2027, 1 mo. USD LIBOR + 4.250%	760,731
1,909,489	EVO Payments International LLC 3.42%, 12/22/2023, 3 mo. USD LIBOR + 3.250%	1,859,365
1,749,235	Go Daddy Operating Co. LLC 1.91%, 02/15/2024, 1 mo. USD LIBOR + 1.750%	1,705,504
	Hyland Software, Inc.
783,522	4.00%, 07/01/2024, 3 mo. USD LIBOR + 3.250%	768,462
200,000	7.75%, 07/10/2025, 3 mo. USD LIBOR + 7.000%	198,876
126,534	MA FinanceCo. LLC 2.66%, 06/21/2024, 3 mo. USD LIBOR + 2.500%	118,731
128,367	McAfee LLC 3.92%, 09/29/2024, 3 mo. USD LIBOR + 3.750%	126,994
827,925	Navicure, Inc. 4.16%, 10/22/2026, 1 mo. USD LIBOR + 4.000%	809,984
1,843,120	Playtika Holding Corp. 7.07%, 12/10/2024, 1 mo. USD LIBOR + 6.000%	1,856,944
383,175	Quest Software U.S. Holdings, Inc. 4.51%, 05/18/2025, 3 mo. USD LIBOR + 4.250%	372,776
854,518	Seattle Spinco, Inc. 2.66%, 06/21/2024, 3 mo. USD LIBOR + 2.500%	801,820
2,874,671	SS&C Technologies Holdings Europe S.a.r.l. 1.91%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	2,783,410
	Ultimate Software Group, Inc.
1,479,349	3.91%, 05/03/2026, 3 mo. USD LIBOR + 3.750%	1,463,786
1,310,000	4.75%, 05/03/2026, 1 mo. USD LIBOR + 4.000%	1,309,515
1,210,113	WEX, Inc. 2.41%, 05/17/2026, 3 mo. USD LIBOR + 2.250%	1,166,682

		24,086,403

	Telecommunications - 0.7%
1,962,698	Altice France S.A. 3.86%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	1,915,260
711,425	CenturyLink, Inc. 2.41%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	684,056
630,000	LCPR Loan Financing LLC 5.18%, 10/15/2026, 1 mo. USD LIBOR + 5.000%	631,575
472,259	Level 3 Financing, Inc. 1.91%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	457,010
EUR 691,489	Masmovil Holdphone S.A. 2.63%, 05/07/2026, 3 mo. EURIBOR + 2.625%	808,179

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 865,000	T-Mobile USA, Inc. 3.16%, 04/01/2027, 1 mo. USD LIBOR + 3.000%	$867,776
1,500,000	Telenet Financing USD LLC 2.18%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	1,437,195
289,838	Zacapa LLC 5.57%, 06/29/2025, 3 mo. USD LIBOR + 4.500%	284,041
	Zayo Group Holdings, Inc.
1,107,225	3.16%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	1,074,008
EUR 324,188	3.25%, 03/09/2027, 3 mo. EURIBOR + 3.250%	369,069

		8,528,169

	Textiles - 0.1%
	ASP Unifrax Holdings, Inc.
$ 839,348	4.82%, 12/14/2025, 3 mo. USD LIBOR + 3.750%	710,038
125,000	8.81%, 12/14/2026, 3 mo. USD LIBOR + 8.500%	100,000

		810,038

	Transportation - 0.3%
EUR 235,000	Boluda Corp. Maritima S.L. 3.50%, 08/01/2026, 3 mo. EURIBOR + 3.500%	265,660
$ 262,177	CTOS LLC 4.43%, 04/18/2025, 1 mo. USD LIBOR + 4.250%	259,227
835,789	Dynasty Acquisition Co., Inc. 3.81%, 04/08/2026, 1 mo. USD LIBOR + 3.500%	666,918
1,995,000	Genesee & Wyoming, Inc. 2.31%, 12/30/2026, 1 mo. USD LIBOR + 2.000%	1,956,357
568,177	Savage Enterprises LLC 3.18%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	559,513

		3,707,675

	Total Senior Floating Rate Interests (cost $254,180,832)	$246,241,939

U.S. Government Agencies - 8.5%
	Mortgage-Backed Agencies - 8.5%
	FHLMC - 0.8%
$ 4,776	0.00%, 11/15/2036(11)(19)	$4,600
3,009,501	0.08%, 10/25/2020(2)(5)	538
3,962,660	1.13%, 01/25/2030(2)(5)	359,472
2,244,746	1.70%, 04/25/2030(2)(5)	305,023
2,658,480	1.87%, 11/25/2047(2)(5)	354,916
4,759,080	1.95%, 10/25/2047(2)(5)	672,214
3,345,000	2.01%, 09/25/2047(2)(5)	343,980
1,150,193	2.02%, 09/25/2046(2)(5)	166,539
1,890,000	2.10%, 08/25/2047(2)(5)	282,375
3,870,000	2.15%, 05/25/2047(2)(5)	412,016
2,605,748	2.25%, 05/25/2047(2)(5)	410,315
35,378	3.00%, 03/15/2033(5)	3,535
1,955,000	3.40%, 06/25/2048(2)(5)	501,023
2,980,008	3.77%, 04/25/2024, 1 mo. USD LIBOR + 3.600%(3)	2,415,709
73,147	4.00%, 07/15/2027(5)	4,424
83,330	4.50%, 03/15/2041	100,560
4,025,344	4.67%, 02/25/2024, 1 mo. USD LIBOR + 4.500%(3)	3,186,245
90,743	4.75%, 07/15/2039	103,764
9,454	5.50%, 08/15/2033	11,003
30,458	6.50%, 07/15/2036	35,317

		9,673,568

	FNMA - 0.1%
$ 41,852	0.00%, 06/25/2036(11)(19)	$39,303
5,000	2.44%, 01/01/2023	5,181
27,846	2.50%, 06/25/2028(5)	1,619
169,997	3.00%, 01/25/2028(5)	10,545
116,046	3.10%, 04/25/2055(2)(5)	6,828
28,710	3.16%, 12/01/2026	32,150
23,285	3.24%, 12/01/2026	26,169
9,093	3.45%, 01/01/2024	9,798
9,037	3.47%, 01/01/2024	9,738

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 57,320	3.50%, 05/25/2030(5)	$4,829
22,539	3.67%, 08/01/2023	24,186
10,000	3.76%, 03/01/2024	10,864
14,668	3.86%, 12/01/2025	16,640
5,000	3.86%, 11/01/2023	5,439
22,297	3.87%, 10/01/2025	25,128
32,622	3.89%, 05/01/2030	39,263
9,063	3.96%, 05/01/2034	11,246
27,457	4.00%, 03/25/2042(5)	2,770
18,915	4.50%, 07/25/2027(5)	1,323
8,876	5.47%, 05/25/2042(2)(5)	829
68,212	5.50%, 04/25/2035	81,092
21,909	5.50%, 04/25/2037	25,778
243,827	5.50%, 06/25/2042(5)	53,473

		444,191

	GNMA - 1.0%
$ 11,200,000	2.50%, 08/20/2050(20)	$11,833,500
24,807	4.00%, 05/16/2042(5)	3,274
60,350	5.00%, 10/16/2041(5)	10,554

		11,847,328

	UMBS - 6.6%
$ 26,500,000	2.00%, 09/14/2050(20)	$27,411,697
26,500,000	2.00%, 10/14/2050(20)	27,356,899
20,500,000	2.50%, 08/13/2050(20)	21,537,813

		76,306,409

		98,271,496

	Total U.S. Government Agencies (cost $98,124,515)	$98,271,496

U.S. Government Securities - 14.9%
	U.S. Treasury Securities - 14.9%
	U.S. Treasury Bonds - 2.5%
$ 1,590,787	1.00%, 02/15/2048(21)	$2,254,131
4,040,000	3.00%, 11/15/2044	5,633,433
920,000	3.13%, 02/15/2043	1,295,331
6,740,000	3.38%, 05/15/2044(22)(23)	9,910,959
5,980,000	3.63%, 02/15/2044(22)(23)(24)	9,094,506
610,000	3.75%, 11/15/2043(23)	942,045

		29,130,405

	U.S. Treasury Notes - 12.4%
13,763,314	0.13%, 07/15/2030	15,382,295
42,000,000	0.25%, 07/31/2025	42,073,836
5,604,245	0.38%, 01/15/2027(21)(22)	6,158,345
535,282	0.50%, 01/15/2028(21)	599,152
22,000,000	0.63%, 05/15/2030	22,182,187
4,945,072	0.88%, 01/15/2029(21)(22)	5,761,104
1,360,245	1.00%, 02/15/2049(21)(23)	1,951,414
6,544,000	2.63%, 02/15/2029(22)	7,719,875
28,525,000	2.88%, 05/31/2025(22)	32,170,852
9,025,000	3.00%, 10/31/2025	10,318,113

		144,317,173

		173,447,578

	Total U.S. Government Securities (cost $166,559,450)	$173,447,578

Convertible Bonds - 2.7%
	Airlines - 0.1%
823,000	Southwest Airlines Co. 1.25%, 05/01/2025	953,983

	Biotechnology - 0.1%
453,000	Apellis Pharmaceuticals, Inc. 3.50%, 09/15/2026(1)	448,114

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 895,000	Exact Sciences Corp. 0.38%, 03/15/2027	$983,624

		1,431,738

	Commercial Services - 0.1%
EUR 100,000	Nexi S.p.A. 1.75%, 04/24/2027(6)	133,690
$ 1,061,000	Square, Inc. 0.13%, 03/01/2025(1)	1,406,067

		1,539,757

	Energy-Alternate Sources - 0.1%
1,481,000	Maxeon Solar Technologies Ltd. 6.50%, 07/15/2025(1)	1,480,985

	Engineering & Construction - 0.1%
EUR 100,000	Cellnex Telecom S.A. 1.50%, 01/16/2026(6)	213,041
$ 800,000	Vinci S.A. 0.38%, 02/16/2022(6)	871,840

		1,084,881

	Entertainment - 0.1%
640,000	Penn National Gaming, Inc. 2.75%, 05/15/2026	1,056,400

	Food - 0.1%
1,070,000	Chefs’ Warehouse, Inc. 1.88%, 12/01/2024(1)	689,399

	Healthcare-Products - 0.3%
897,000	Insulet Corp. 0.38%, 09/01/2026(1)	1,031,290
609,000	Integra LifeSciences Holdings Corp. 0.50%, 08/15/2025(1)	565,585
1,295,000	NuVasive, Inc. 0.38%, 03/15/2025(1)	1,208,465
1,019,000	NanoString Technologies, Inc. 2.63%, 03/01/2025(1)	1,049,850

		3,855,190

	Internet - 0.3%
885,000	Ctrip.com International Ltd. 1.99%, 07/01/2025	881,885
785,000	Etsy, Inc. 0.13%, 10/01/2026(1)	1,189,686
979,000	Proofpoint, Inc. 0.25%, 08/15/2024(1)	1,005,360

		3,076,931

	IT Services - 0.1%
892,000	Lumentum Holdings, Inc. 0.50%, 12/15/2026(1)	1,041,777

	Leisure Time - 0.1%
781,000	Royal Caribbean Cruises Ltd. 4.25%, 06/15/2023(1)	740,665

	Lodging - 0.0%
25,000	Caesars Entertainment Corp. 5.00%, 10/01/2024	38,066

	Media - 0.0%
275,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)	276,375

	Oil & Gas - 0.1%
1,010,000	Pioneer Natural Resources Co. 0.25%, 05/15/2025(1)	1,193,820

	Pharmaceuticals - 0.3%
540,000	Aerie Pharmaceuticals, Inc. 1.50%, 10/01/2024(1)	433,350

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 980,000	Coherus Biosciences, Inc. 1.50%, 04/15/2026(1)	$1,085,962
913,000	GSK Finance No 3 plc 0.00%, 06/22/2023(1)(11)	966,639
1,451,000	Revance Therapeutics, Inc. 1.75%, 02/15/2027(1)(12)	1,394,361

		3,880,312

	Real Estate - 0.2%
EUR 700,000	LEG Immobilien AG 0.88%, 09/01/2025(6)	996,999
HKD 6,000,000	Smart Insight International Ltd. 4.50%, 12/05/2023(6)	888,213

		1,885,212

	Semiconductors - 0.0%
$ 75,000	Microchip Technology, Inc. 2.25%, 02/15/2037	106,875

	Software - 0.6%
	Alteryx, Inc.
135,000	0.50%, 08/01/2024(1)	161,372
162,000	1.00%, 08/01/2026(1)	198,060
1,250,000	Allscripts Healthcare Solutions, Inc. 0.88%, 01/01/2027(1)	1,129,949
785,000	Guidewire Software, Inc. 1.25%, 03/15/2025	959,452
374,000	Health Catalyst, Inc. 2.50%, 04/15/2025(1)	498,822
998,000	Pegasystems, Inc. 0.75%, 03/01/2025(1)	1,111,818
	Splunk, Inc.
73,000	1.13%, 06/15/2027(1)	82,621
585,000	1.13%, 09/15/2025	906,378
150,000	Western Digital Corp. 1.50%, 02/01/2024	144,908
915,000	Workday, Inc. 0.25%, 10/01/2022	1,230,339
790,000	Zynga, Inc. 0.25%, 06/01/2024	1,056,131

		7,479,850

	Total Convertible Bonds (cost $29,570,920)	$31,812,216

Common Stocks - 0.0%
	Energy - 0.0%
32,328	Ascent Resources - Marcellus LLC Class A*(17)(18)	21,013
7,026	Foresight Energy LLC*	63,518
83,644,001	KCA Deutag*(17)(18)(25)	228,599
3,682	Philadelphia Energy Solutions Class A*	37
19,531	Templar Energy LLC Class A*	98

		313,265

	Total Common Stocks (cost $1,498,067)	$313,265

Escrows - 0.0%(26)
	Media - 0.0%
325,000	Nexstar Broadcasting, Inc.*(1)	347,848

	Total Escrows (cost $307,098)	$347,848

Preferred Stocks - 0.1%
	Health Care Equipment & Services - 0.1%
10,460	Change Healthcare, Inc. , 6.00%	471,118

	Total Preferred Stocks (cost $523,000)	$471,118

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Convertible Preferred Stocks - 0.4%
	Capital Goods - 0.1%
$ 1,000	Fortive Corp. Series A, 5.00%	$884,220

	Health Care Equipment & Services - 0.1%
19,184	Becton Dickinson and Co. Series B, 6.00%	1,156,795

	Utilities - 0.2%
23,200	DTE Energy Co. , 6.25%	1,046,088
23,750	Southern Co. (The) Series 2019, 6.75%	1,095,350

		2,141,438

	Total Convertible Preferred Stocks (cost $4,135,058)	$4,182,453

Warrants - 0.0%
	Energy - 0.0%
8,370	Ascent Resources - Marcellus LLC Expires 3/30/2023*(17)(18)	42

	Total Warrants (cost $670)	$42

	Total Long-Term Investments (cost $1,113,633,229)	$1,125,147,450

Short-Term Investments - 9.5%
	Certificates of Deposit - 0.1%
730,000	Credit Agricole Corporate and Investment Bank 0.70%, 09/24/2020, 3 mo. USD LIBOR + 0.400%(3)(27)	730,020

	Commercial Paper - 0.2%
400,000	Boeing Co. 2.07%, 11/12/2020(27)	398,397
605,000	Intesa Funding LLC 1.76%, 08/14/2020(27)	604,591
250,000	Nissan Motor Acceptance Corp. 1.39%, 01/29/2021(27)	245,549
1,000,000	VW CR, Inc. 1.38%, 08/11/2020(27)	999,583

		2,248,120

	Repurchase Agreements - 9.0%
104,661,669	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2020 at 0.070%, due on 08/03/2020 with a maturity value of $104,662,280; collateralized by U.S. Treasury Note at 2.625%, maturing 12/31/2025, with a market value of $106,754,996.	104,661,669

	Securities Lending Collateral - 0.2%
124,662	Citibank NA DDCA, 0.09%, 8/3/2020(28)	124,662
145,466	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(28)	145,466
2,223,105	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.13%(28)	2,223,105

		2,493,233

	Total Short-Term Investments (cost $110,135,029)	$110,133,042

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

		Market Value†
Total Investments Excluding Purchased Options (cost $1,223,768,258)	106.3%	$1,235,280,492
Total Purchased Options (cost $152,429)	0.0%	$918

Total Investments (cost $1,223,920,687)	106.3%	$1,235,281,410
Other Assets and Liabilities	(6.3)%	(72,717,093)

Total Net Assets	100.0%	$1,162,564,317

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $271,064,387, representing 23.3% of net assets.

(2)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2020. Base lending rates may be subject to a floor or cap.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $135,870,715, representing 11.7% of net assets.

(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $232,259 at July 31, 2020.
(10)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(11)	Security is a zero-coupon bond.
(12)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(13)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(14)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2020.

(15)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(16)

This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2020, the aggregate value of the unfunded commitment was $1,577,812, which rounds to 0.1% of total net assets.

(17)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2020, the aggregate fair value of these securities was $1,263,819, which represented 0.1% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(18)	Investment valued using significant unobservable inputs.
(19)	Securities disclosed are principal-only strips.
(20)	Represents or includes a TBA transaction.

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

(21)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(22)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of July 31, 2020, the market value of securities pledged was $15,393,100.
(23)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2020, the market value of securities pledged was $8,017,850.
(24)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2020, the market value of securities pledged was $3,391,429.
(25)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $228,599 or 0.0% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
03/2011	KCA Deutag	83,644,001	$1,133,544	$228,599

(26)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(27)	The rate shown represents current yield to maturity.
(28)	Current yield as of period end.

OTC Swaption Contracts Outstanding at July 31, 2020

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57	BOA	1.70%	Pay	11/23/20	USD	6,085,000	6,085,000	$918	$152,429	$(151,511)

Total purchased OTC swaption contracts								$918	$152,429	$(151,511)

OTC Swaption Contracts Outstanding at July 31, 2020

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts:
Calls
ITRAXX.EUR.33.V1	BOA	375.00 EUR	Pay	08/19/20	EUR	(69,125,000)	69,125,000	$(666,903)	$(1,049,655)	$382,752
ITRAXX.EUR.33.V1	GSC	350.00 EUR	Pay	08/19/20	EUR	(69,125,000)	69,125,000	(270,693)	(813,135)	542,442

Total Calls								$(937,596)	$(1,862,790)	$925,194

Written swaption contracts:
Puts
ITRAXX.EUR.33.V1	BOA	375.00 EUR	Pay	08/19/20	EUR	(69,125,000)	69,125,000	$(876,701)	$(1,237,652)	$360,951
ITRAXX.EUR.33.V1	GSC	350.00 EUR	Pay	08/19/20	EUR	(69,125,000)	69,125,000	(1,398,148)	(822,418)	(575,730)

Total Puts								$(2,274,849)	$(2,060,070)	$(214,779)

Total written OTC swaption contracts								$(3,212,445)	$(3,922,860)	$710,415

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Futures Contracts Outstanding at July 31, 2020
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Euro-Schatz Future	5	09/08/20	$660,654	$1,137
U.S. Treasury 2-Year Note Future	629	09/30/20	138,999,172	142,461
U.S. Treasury 10-Year Note Future	424	09/21/20	59,393,125	370,143
U.S. Treasury 10-Year Ultra Future	96	09/21/20	15,288,000	116,950
U.S. Treasury 5-Year Note Future	1,109	09/30/20	139,872,625	803,214
U.S. Treasury Long Bond Future	114	09/21/20	20,780,062	612,042

Total				$2,045,947

Short position contracts:
Euro-BOBL Future	57	09/08/20	$9,080,445	$(71,656)
Euro-BUND Future	193	09/08/20	40,358,191	(441,327)
Euro-BUXL 30-Year Bond Future	1	09/08/20	264,850	(17,143)
Long Gilt Future	1	09/28/20	181,362	(1,585)
U.S. Treasury Ultra Bond Future	64	09/21/20	14,572,000	(900,339)

Total				$(1,432,050)

Total futures contracts				$613,897

OTC Credit Default Swap Contracts Outstanding at July 31, 2020

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.07	GSC	USD	333,265	(0.09%)	08/25/37	Monthly	$70,542	$—	$18,299	$(52,243)
ABX.HE.AAA.07	CSI	USD	951,758	(0.09%)	08/25/37	Monthly	231,638	—	52,258	(179,380)
ABX.HE.PENAAA.06	JPM	USD	195,940	(0.11%)	05/25/46	Monthly	21,371	—	17,612	(3,759)
ABX.HE.PENAAA.06	CSI	USD	307,852	(0.11%)	05/25/46	Monthly	33,655	—	27,672	(5,983)
CMBX.NA.AAA.12	JPM	USD	7,435,000	(0.50%)	08/17/61	Monthly	132,771	—	(16,251)	(149,022)
CMBX.NA.AAA.12	GSC	USD	2,230,000	(0.50%)	08/17/61	Monthly	5,337	—	(4,905)	(10,242)
PrimeX.ARM.2 (18)	MSC	USD	85,677	(4.58%)	12/25/37	Monthly	—	(180)	(411)	(231)

Total							$495,314	$(180)	$94,274	$(400,860)

Sell protection:
ABX.HE.AAA.07	MSC	USD	333,265	0.09%	08/25/37	Monthly	$2,817	$—	$(18,299)	$(21,116)
ABX.HE.AAA.07	MSC	USD	951,757	0.09%	08/25/37	Monthly	8,096	—	(52,258)	(60,354)
ABX.HE.PENAAA.06	BCLY	USD	503,792	0.11%	05/25/46	Monthly	—	(12,144)	(45,285)	(33,141)
CMBX.NA.BB.6	CSI	USD	51,000	5.00%	05/11/63	Monthly	—	(8,709)	(25,038)	(16,329)
CMBX.NA.BB.6	JPM	USD	65,000	5.00%	05/11/63	Monthly	—	(8,962)	(31,912)	(22,950)
CMBX.NA.BB.6	CSI	USD	85,000	5.00%	05/11/63	Monthly	—	(15,573)	(42,084)	(26,511)
CMBX.NA.BB.6	GSC	USD	82,000	5.00%	05/11/63	Monthly	—	(8,835)	(40,599)	(31,764)
CMBX.NA.BB.6	CSI	USD	130,000	5.00%	05/11/63	Monthly	—	(17,923)	(64,364)	(46,441)
CMBX.NA.BB.6	CSI	USD	555,000	5.00%	05/11/63	Monthly	—	(104,574)	(274,786)	(170,212)
CMBX.NA.BB.6	GSC	USD	550,000	5.00%	05/11/63	Monthly	—	(55,843)	(272,310)	(216,467)
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	Monthly	—	(124,656)	(361,430)	(236,774)
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	Monthly	—	(124,656)	(361,430)	(236,774)
CMBX.NA.BB.6	CSI	USD	730,000	5.00%	05/11/63	Monthly	—	(124,656)	(361,430)	(236,774)
CMBX.NA.BB.6	CSI	USD	830,000	5.00%	05/11/63	Monthly	—	(141,732)	(410,959)	(269,227)
CMBX.NA.BB.6	CSI	USD	970,000	5.00%	05/11/63	Monthly	—	(189,371)	(480,257)	(290,886)
CMBX.NA.BB.6	GSC	USD	1,155,000	5.00%	05/11/63	Monthly	—	(197,778)	(571,852)	(374,074)
CMBX.NA.BB.6	MSC	USD	1,491,000	5.00%	05/11/63	Monthly	—	(254,621)	(738,328)	(483,707)
CMBX.NA.BB.8	CSI	USD	34,000	5.00%	10/17/57	Monthly	—	(8,743)	(16,718)	(7,975)
CMBX.NA.BB.8	DEUT	USD	365,000	5.00%	10/17/57	Monthly	$—	$(84,413)	$(179,473)	$(95,060)
CMBX.NA.BB.8	GSC	USD	462,000	5.00%	10/17/57	Monthly	—	(106,374)	(227,168)	(120,794)
CMBX.NA.BB.8	GSC	USD	580,000	5.00%	10/17/57	Monthly	—	(162,157)	(285,190)	(123,033)
CMBX.NA.BB.8	MSC	USD	1,006,000	5.00%	10/17/57	Monthly	—	(258,708)	(494,728)	(236,020)
CMBX.NA.BB.8	CSI	USD	1,325,000	5.00%	10/17/57	Monthly	—	(340,721)	(651,524)	(310,803)
CMBX.NA.BB.8	CSI	USD	1,470,000	5.00%	10/17/57	Monthly	—	(378,007)	(722,844)	(344,837)

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
CMBX.NA.BBB-.6	DEUT	USD	888,000	3.00%	05/11/63	Monthly	—	(118,981)	(286,247)	(167,266)
CMBX.NA.BBB-.6	MSC	USD	1,875,000	3.00%	05/11/63	Monthly	—	(290,617)	(604,407)	(313,790)
CMBX.NA.BBB-.6	DEUT	USD	1,924,000	3.00%	05/11/63	Monthly	—	(291,981)	(620,203)	(328,222)
CMBX.NA.BBB-.6	CSI	USD	2,370,000	3.00%	05/11/63	Monthly	—	(314,389)	(763,971)	(449,582)
CMBX.NA.BBB-.6	DEUT	USD	3,475,000	3.00%	05/11/63	Monthly	—	(528,510)	(1,120,169)	(591,659)
CMBX.NA.BBB-.6	CSI	USD	850,000	3.00%	05/11/63	Monthly	—	(117,061)	(273,998)	(156,937)
CMBX.NA.BBB-.6	DEUT	USD	1,205,000	3.00%	05/11/63	Monthly	—	(171,494)	(388,432)	(216,938)
CMBX.NA.BBB-.6	MSC	USD	1,445,000	3.00%	05/11/63	Monthly	—	(203,497)	(465,797)	(262,300)
PrimeX.ARM.2 (18)	JPM	USD	85,677	4.58%	12/25/37	Monthly	2,926	—	411	(2,515)

Total							$13,839	$(4,765,686)	$(11,253,079)	$(6,501,232)

Total OTC credit default swap contracts							$509,153	$(4,765,866)	$(11,158,805)	$(6,902,092)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2020

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.34.V7	USD	22,733,900	(5.00%)	06/20/25	Quarterly	$(581,275)	$(717,456)	$(136,181)
CDX.NA.IG.32.V1	USD	7,672,000	(1.00%)	06/20/24	Quarterly	(123,304)	(115,706)	7,598
CDX.NA.IG.33.V1	USD	7,610,000	(1.00%)	12/20/24	Quarterly	(142,020)	(117,424)	24,596
CDX.NA.IG.34.V1	USD	19,205,000	(1.00%)	06/20/25	Quarterly	(162,213)	(301,675)	(139,462)

Total						$(1,008,812)	$(1,252,261)	$(243,449)

Credit default swaps on indices:
Sell protection:
CDX.EM.33.V2	USD	15,736,750	1.00%	06/20/25	Quarterly	$(505,692)	$(648,621)	$(142,929)
CDX.NA.HY.34.V7	USD	141,000	5.00%	06/20/25	Quarterly	2,790	4,452	1,662

Total						$(502,902)	$(644,169)	$(141,267)

Credit default swaps on single-name issues:
Buy protection:
United Mexican States	USD	1,610,000	(1.00%)	06/20/25	Quarterly	$37,657	$30,897	$(6,760)

Credit default swaps on single-name issues:
Sell protection:
Republic of Brazil	USD	1,320,000	1.00%	06/20/25	Quarterly	$(86,772)	$(70,091)	$16,681
Republic of South Africa Government Bond	USD	1,360,000	1.00%	06/20/25	Quarterly	(119,116)	(127,642)	(8,526)
Russian Federation	USD	1,225,000	1.00%	06/20/25	Quarterly	(432)	(1,140)	(708)

Total						$(206,320)	$(198,873)	$7,447

Total centrally cleared credit default swap contracts						$(1,680,377)	$(2,064,406)	$(384,029)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2020

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
3 Mo. USD LIBOR	0.43% Fixed	USD	10,160,000	04/07/23	Semi-Annual	$—	$—	$(84,159)	$(84,159)
3 Mo. USD LIBOR	2.35% Fixed	USD	9,205,000	04/09/24	Semi-Annual	—	—	(800,929)	(800,929)
3 Mo. USD LIBOR	0.48% Fixed	USD	21,980,000	04/07/25	Semi-Annual	—	—	(284,422)	(284,422)
3 Mo. USD LIBOR	1.71% Fixed	USD	1,180,000	10/29/29	Semi-Annual	—	—	(137,380)	(137,380)

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
3 Mo. USD LIBOR	1.72% Fixed	USD	2,300,000	10/29/29	Semi-Annual	—	—	(268,860)	(268,860)
3 Mo. USD LIBOR	1.72% Fixed	USD	3,820,000	10/29/29	Semi-Annual	—	—	(448,705)	(448,705)
3 Mo. USD LIBOR	1.77% Fixed	USD	1,755,000	10/30/29	Semi-Annual	—	—	(213,318)	(213,318)
3 Mo. USD LIBOR	0.83% Fixed	USD	4,380,000	03/20/30	Semi-Annual	—	—	(145,775)	(145,775)
3 Mo. USD LIBOR	0.81% Fixed	USD	4,020,000	09/16/50	Semi-Annual	12,597	—	(32,558)	(45,155)

Total centrally cleared interest rate swap contracts						$12,597	$—	$(2,416,106)	$(2,428,703)

OTC Total Return Swap Contracts Outstanding at July 31, 2020

Reference Entity	Counter- party	Notional Amount	Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Markit iBoxx USD Liquid Leveraged Loan Index	JPM	USD 31,540,000	(1.00%)	03/20/21	Quarterly	$—	$(9,789)	$4,750,447	$4,760,236

Foreign Currency Contracts Outstanding at July 31, 2020

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
2,005,000	BRL	372,820	USD	GSC	09/02/20	$10,987	$—
420,000	CHF	446,918	USD	SGG	10/13/20	13,306	—
225,000	CHF	234,659	USD	RBS	10/13/20	11,890	—
196,200,000	CLP	250,559	USD	HSBC	09/16/20	8,717	—
98,600,000	CLP	125,846	USD	JPM	09/16/20	4,453	—
895,800,000	COP	237,317	USD	GSC	09/16/20	1,795	—
460,900,000	COP	126,499	USD	BNP	09/16/20	—	(3,473)
8,780,000	CZK	372,286	USD	GSC	09/16/20	21,879	—
480,000	EUR	541,906	USD	JPM	09/16/20	24,082	—
278,000	EUR	314,878	USD	MSC	09/16/20	12,923	—
195,000	EUR	229,461	USD	BCLY	09/16/20	472	—
76,200,000	HUF	248,386	USD	MSC	09/16/20	12,159	—
40,500,000	HUF	130,558	USD	GSC	09/16/20	7,921	—
973,500,000	IDR	65,644	USD	BCLY	09/16/20	722	—
2,479,500,000	IDR	168,759	USD	JPM	09/16/20	722	(447)
17,610,000	INR	230,760	USD	BNP	09/16/20	3,537	—
9,780,000	INR	129,152	USD	BCLY	09/16/20	969	—
313,890,000	KRW	260,814	USD	HSBC	09/16/20	2,689	—
2,570,000	MXN	114,031	USD	SSG	09/17/20	733	—
965,000	PLN	244,917	USD	BNP	09/16/20	12,822	—
11,640,000	RUB	162,343	USD	JPM	09/16/20	—	(6,328)
515,000	SGD	369,930	USD	HSBC	09/16/20	4,919	—
4,210,000	THB	132,640	USD	BOA	09/16/20	2,353	—
7,560,000	THB	243,009	USD	JPM	09/16/20	—	(598)
125,092	USD	665,000	BRL	GSC	09/02/20	—	(2,205)
327,196	USD	430,000	CAD	CBK	08/14/20	6,157	—
837,034	USD	1,085,000	CAD	DEUT	08/28/20	26,949	—
1,922,914	USD	2,525,000	CAD	MSC	09/18/20	37,591	—
596,209	USD	800,000	CAD	GSC	11/09/20	—	(1,194)
815,899	USD	1,080,000	CAD	HSBC	11/25/20	9,375	—
190,176	USD	250,000	CAD	MSC	11/27/20	3,479	—
535,932	USD	500,000	CHF	HSBC	10/13/20	—	(11,954)
1,052,748	USD	980,000	CHF	BNP	10/13/20	—	(21,108)
110,435	USD	89,900,000	CLP	HSBC	09/16/20	—	(8,366)
109,782	USD	413,300,000	COP	GSC	09/16/20	—	(539)
112,788	USD	2,690,000	CZK	GSC	09/16/20	$—	$(7,975)
588,768	USD	497,630	EUR	DEUT	08/31/20	2,201	—
133,179	USD	113,000	EUR	SSG	08/31/20	—	(16)
52,169	USD	45,000	EUR	SCB	08/31/20	—	(873)
738,351	USD	632,000	EUR	BCLY	08/31/20	—	(6,601)
14,213,000	USD	12,128,996	EUR	BNP	08/31/20	—	(83,698)
41,393,596	USD	35,393,700	EUR	JPM	08/31/20	3,519	(329,209)
32,962	USD	29,000	EUR	SSG	09/16/20	—	(1,234)
89,357	USD	77,000	EUR	GSC	09/16/20	—	(1,436)
262,759	USD	226,000	EUR	ANZ	09/16/20	—	(3,727)

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
175,856	USD	156,000	EUR	CBK	09/16/20	—	(8,090)
445,764	USD	385,000	EUR	BNP	09/16/20	—	(8,205)
213,485	USD	189,000	EUR	BCLY	09/16/20	—	(9,372)
3,610,163	USD	3,076,000	EUR	HSBC	09/16/20	—	(16,877)
1,285,156	USD	1,126,000	EUR	MSC	09/16/20	—	(42,558)
16,530,178	USD	14,646,051	EUR	JPM	09/16/20	—	(739,594)
136,054	USD	104,000	GBP	SSG	08/28/20	—	(103)
917,700	USD	716,000	GBP	TDB	08/28/20	—	(19,691)
947,703	USD	748,000	GBP	BNP	09/16/20	—	(31,681)
869,666	USD	6,746,000	HKD	JPM	09/16/20	—	(754)
113,471	USD	35,800,000	HUF	JPM	09/16/20	—	(8,938)
130,162	USD	1,888,000,000	IDR	GSC	09/16/20	1,452	—
102,164	USD	7,790,000	INR	HSBC	09/16/20	—	(1,480)
24,305	USD	550,000	MXN	HSBC	09/17/20	—	(255)
149,058	USD	3,440,000	MXN	SSG	09/17/20	—	(4,556)
129,683	USD	510,000	PLN	BNP	09/16/20	—	(6,532)
114,407	USD	455,000	PLN	GSC	09/16/20	—	(7,117)
463,581	USD	32,198,000	RUB	JPM	09/16/20	32,018	—
187,258	USD	13,080,000	RUB	BOA	09/16/20	11,942	—
111,391	USD	155,000	SGD	JPM	09/16/20	—	(1,428)
115,136	USD	3,560,000	THB	GSC	09/16/20	985	—
Total Foreign Currency Contracts						$295,718	$(1,398,212)

Foreign Cross Currency Contracts Outstanding at July 31, 2020

Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ (Depreciation)
EUR	14,385	DEUT	08/28/20	GBP	14,401	$(16)
EUR	2,666,717	DEUT	08/28/20	GBP	2,706,127	(39,410)
GBP	315,518	DEUT	08/28/20	EUR	315,728	(209)

Total foreign cross currency contracts						$(39,635)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
RBS	RBS Greenwich Capital
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank

Currency Abbreviations:
ARS	Argentine Peso
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
ICE	Intercontinental Exchange, Inc.
ITRAXX.EUR	Markit iTraxx - Europe
MSCI	Morgan Stanley Capital International
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets

Other Abbreviations:
CJSC	Closed Joint Stock Company
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EM	Emerging Markets
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GUKG5	UK Government Bonds 5 Year Note Generic Bid Yield
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PAC	Planned Amortization Class
PIK	Payment-in-kind
PT	Perseroan Terbatas
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
Rev	Revenue

The Hartford Strategic Income Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage-Backed Securities	$77,651,476	$—	$77,651,476	$—
Corporate Bonds	366,615,868	—	366,615,868	—
Foreign Government Obligations	111,538,094	—	111,538,094	—
Municipal Bonds	14,254,057	—	14,254,057	—
Senior Floating Rate Interests	246,241,939	—	245,227,774	1,014,165
U.S. Government Agencies	98,271,496	—	98,271,496	—
U.S. Government Securities	173,447,578	—	173,447,578	—
Convertible Bonds	31,812,216	—	31,812,216	—
Common Stocks
Energy	313,265	—	63,653	249,612
Escrows	347,848	—	347,848	—
Preferred Stocks	471,118	471,118	—	—
Convertible Preferred Stocks	4,182,453	4,182,453	—	—
Warrants	42	—	—	42
Short-Term Investments	110,133,042	2,493,233	107,639,809	—
Purchased Options	918	—	918	—
Foreign Currency Contracts(2)	295,718	—	295,718	—
Futures Contracts(2)	2,045,947	2,045,947	—	—
Swaps - Credit Default(2)	50,537	—	50,537	—
Swaps - Total Return(2)	4,760,236	—	4,760,236	—

Total	$1,242,433,848	$9,192,751	$1,231,977,278	$1,263,819

Liabilities
Foreign Currency Contracts(2)	$(1,437,847)	$—	$(1,437,847)	$—
Futures Contracts(2)	(1,432,050)	(1,432,050)	—	—
Swaps - Credit Default(2)	(7,336,658)	—	(7,333,912)	(2,746)
Swaps - Interest Rate(2)	(2,428,703)	—	(2,428,703)	—
Written Options	(3,212,445)	—	(3,212,445)	—

Total	$(15,847,703)	$(1,432,050)	$(14,412,907)	$(2,746)

(1)	For the period ended July 31, 2020, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended July 31, 2020 is not presented.

The Hartford Total Return Bond Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage-Backed Securities - 21.4%
	Asset-Backed - Automobile - 0.7%
$ 2,320,000	AmeriCredit Automobile Receivables Trust 2.58%, 09/18/2025	$2,323,003
39,465	CIG Automobile Receivables Trust 2.71%, 05/15/2023(1)	39,496
426,630	Credit Acceptance Auto Loan Trust 2.65%, 06/15/2026(1)	427,556
2,000,000	Drive Auto Receivables Trust 2.70%, 02/16/2027	2,015,542
4,600,000	Exeter Automobile Receivables Trust 2.58%, 09/15/2025(1)	4,624,782
1,330,000	Ford Credit Auto Owner Trust 3.61%, 01/15/2030(1)	1,388,552
385,000	Toyota Auto Loan Extended Note Trust 2.56%, 11/25/2031(1)	411,295
	Westlake Automobile Receivables Trust
3,400,000	2.72%, 11/15/2024(1)	3,450,036
4,310,000	3.28%, 12/15/2022(1)	4,349,779

		19,030,041

	Asset-Backed - Finance & Insurance - 4.3%
1,463,716	AIMCO CLO Ltd. 1.13%, 01/15/2028, 3 mo. USD LIBOR + 0.850%(1)(2)	1,449,748
3,914,568	Apex Credit CLO Ltd. 1.73%, 04/24/2029, 3 mo. USD LIBOR + 1.470%(1)(2)	3,863,506
6,154,713	Atrium 1.09%, 04/22/2027, 3 mo. USD LIBOR + 0.830%(1)(2)	6,050,871
859,190	Avery Point CLO Ltd. 1.35%, 04/25/2026, 3 mo. USD LIBOR + 1.100%(1)(2)	854,872
55,231	Babson CLO Ltd. 1.42%, 07/20/2025, 3 mo. USD LIBOR + 1.150%(1)(2)	55,035
	Bayview Koitere Fund Trust
4,066,997	3.50%, 07/28/2057(1)(3)	4,198,246
1,528,404	4.00%, 11/28/2053(1)(3)	1,582,742
2,691,374	Bayview Mortgage Fund Trust 3.50%, 01/28/2058(1)(3)	2,713,929
	Bayview Opportunity Master Fund Trust
1,702,896	3.50%, 01/28/2055(1)(3)	1,730,919
2,051,188	3.50%, 06/28/2057(1)(3)	2,112,208
3,957,977	3.50%, 10/28/2057(1)(3)	4,034,089
3,036,516	4.00%, 10/28/2064(1)(3)	3,141,490
3,468,495	Carlyle Global Market Strategies CLO Ltd. 1.03%, 04/27/2027, 3 mo. USD LIBOR + 0.780%(1)(2)	3,436,308
7,230,000	Carlyle Vantage CLO Corp. 1.29%, 04/20/2031, 3 mo. USD LIBOR + 1.020%(1)(2)	7,047,645
4,140,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	4,454,702
3,229,100	Domino’s Pizza Master Issuer LLC 4.12%, 07/25/2048(1)	3,446,504
6,230,000	Dryden 55 CLO Ltd. 1.30%, 04/15/2031, 3 mo. USD LIBOR + 1.020%(1)(2)	6,106,895
	First Franklin Mortgage Loan Trust
2,250,478	0.41%, 04/25/2036, 1 mo. USD LIBOR + 0.240%(2)	1,884,724
1,065,000	0.48%, 09/25/2036, 1 mo. USD LIBOR + 0.310%(2)	866,334
	Madison Park Funding Ltd.
886,285	1.53%, 07/20/2026, 3 mo. USD LIBOR + 1.260%(1)(2)	885,543
5,030,000	1.54%, 01/15/2033, 3 mo. USD LIBOR + 1.260%(1)(2)	4,945,013
3,144,010	MFA Trust 3.35%, 11/25/2047(1)(4)	3,159,993
	NRZ Excess Spread-Collateralized Notes
5,035,991	3.19%, 01/25/2023(1)	5,061,493
1,960,671	3.27%, 02/25/2023(1)	1,973,358
1,230,294	OCP CLO Ltd. 1.12%, 04/17/2027, 3 mo. USD LIBOR + 0.850%(1)(2)	1,219,383

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 2,895,561	OneMain Financial Issuance Trust 2.37%, 09/14/2032(1)	$2,904,234
1,493,163	Preston Ridge Partners Mortgage Trust LLC 3.35%, 07/25/2024(1)(4)	1,483,034
	Pretium Mortgage Credit Partners LLC
2,607,506	3.72%, 01/25/2059(1)(4)	2,593,277
735,556	3.72%, 02/27/2060(1)(4)	736,807
1,198,475	Seasoned Credit Risk Transfer Trust 3.50%, 08/25/2058	1,394,428
290,092	Seneca Park CLO Ltd. 1.39%, 07/17/2026, 3 mo. USD LIBOR + 1.120%(1)(2)	288,948
	SoFi Consumer Loan Program LLC
334,223	2.50%, 05/26/2026(1)	337,248
148,492	2.77%, 05/25/2026(1)	149,314
28,882	3.09%, 10/27/2025(1)	28,910
122,119	3.28%, 01/26/2026(1)	122,480
3,063,660	Sound Point CLO Ltd. 1.16%, 01/20/2028, 3 mo. USD LIBOR + 0.890%(1)(2)	3,030,450
6,320,000	Sound Point CLO XII Ltd. 1.56%, 10/20/2028, 3 mo. USD LIBOR + 1.290%(1)(2)	6,262,817
6,979,965	Springleaf Funding Trust 2.68%, 07/15/2030(1)	6,976,519
3,232,139	Symphony CLO Ltd. 1.22%, 07/14/2026, 3 mo. USD LIBOR + 0.950%(1)(2)	3,197,823
685,423	Thacher Park CLO Ltd. 1.43%, 10/20/2026, 3 mo. USD LIBOR + 1.160%(1)(2)	681,810
3,520,000	Voya CLO Ltd. 1.17%, 01/18/2029, 3 mo. USD LIBOR + 0.900%(1)(2)	3,463,722
1,330,875	Wendy’s Funding LLC 3.88%, 03/15/2048(1)	1,411,925
1,673,100	Wingstop Funding LLC 4.97%, 12/05/2048(1)	1,716,835
5,538,005	Zais CLO Ltd. 1.81%, 10/15/2028, 3 mo. USD LIBOR + 1.530%(1)(2)	5,487,038

		118,543,169

	Asset-Backed - Home Equity - 0.9%
3,120,000	CPT Mortgage Trust 2.87%, 11/13/2039(1)	3,456,422
	GSAA Home Equity Trust
22,596	0.24%, 12/25/2046, 1 mo. USD LIBOR + 0.070%(2)	9,688
2,827,848	0.25%, 02/25/2037, 1 mo. USD LIBOR + 0.080%(2)	1,179,778
904,928	0.26%, 12/25/2036, 1 mo. USD LIBOR + 0.090%(2)	363,970
1,326,739	0.35%, 11/25/2036, 1 mo. USD LIBOR + 0.180%(2)	507,717
1,319,075	5.99%, 06/25/2036(3)	544,558
	Legacy Mortgage Asset Trust
3,383,098	3.00%, 06/25/2059(1)(4)	3,384,383
4,295,137	3.25%, 11/25/2059(1)(4)	4,276,439
6,829,437	4.00%, 03/25/2058(1)(4)	7,028,697
36,369	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 0.32%, 06/25/2036, 1 mo. USD LIBOR + 0.150%(2)	30,991
1,235,398	Morgan Stanley Mortgage Loan Trust 0.34%, 11/25/2036, 1 mo. USD LIBOR + 0.170%(2)	487,838
486,737	Renaissance Home Equity Loan Trust 5.91%, 04/25/2037(4)	203,157
	Soundview Home Loan Trust
2,685,652	0.35%, 07/25/2037, 1 mo. USD LIBOR + 0.180%(2)	2,502,454
830,000	0.41%, 07/25/2036, 1 mo. USD LIBOR + 0.240%(2)	721,848
1,110,000	0.42%, 11/25/2036, 1 mo. USD LIBOR + 0.250%(2)	993,475

		25,691,415

	Commercial Mortgage-Backed Securities - 4.9%
3,215,000	1211 Avenue of the Americas Trust 3.90%, 08/10/2035(1)	3,561,494
3,475,000	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	3,331,873

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 29,961,761	Banc of America Commercial Mortgage Trust 0.74%, 11/15/2050(3)(5)	$1,291,175
	BBCMS Mortgage Trust
6,535,000	0.99%, 04/15/2053(3)(5)	552,843
7,661,000	1.03%, 08/15/2036, 1 mo. USD LIBOR + 0.850%(1)(2)	7,402,316
23,432,582	1.49%, 02/15/2050(3)(5)	1,603,817
2,660,000	4.97%, 12/15/2051(3)	2,810,481
	Benchmark Mortgage Trust
12,046,111	0.54%, 07/15/2051(3)(5)	368,165
59,424,961	0.64%, 04/10/2051(3)(5)	2,005,486
34,189,399	0.67%, 01/15/2052(3)(5)	1,527,408
8,478,250	1.07%, 08/15/2052(3)(5)	575,410
6,990,000	1.92%, 07/15/2053(3)(5)	872,626
3,000,000	3.04%, 08/15/2052	3,291,873
5,040,771	BX Commercial Mortgage Trust 1.10%, 10/15/2036, 1 mo. USD LIBOR + 0.920%(1)(2)	5,028,122
2,535,000	CAMB Commercial Mortgage Trust 2.73%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(2)	2,447,270
2,518,646	Cantor Commercial Real Estate 1.14%, 05/15/2052(3)(5)	189,630
4,145,000	CD Commercial Mortgage Trust 2.46%, 08/10/2049	4,362,872
385,367	Chase Mortgage Finance Trust 3.79%, 12/25/2035(3)	366,406
	Citigroup Commercial Mortgage Trust
11,062,746	0.94%, 07/10/2047(3)(5)	353,401
12,959,721	1.05%, 04/10/2048(3)(5)	534,656
415,000	4.59%, 03/10/2047(1)(3)	287,628
	Commercial Mortgage Trust
3,541,638	0.66%, 08/10/2046(3)(5)	61,764
4,500,000	1.08%, 10/15/2036, 1 mo. USD LIBOR + 0.900%(1)(2)	4,438,535
204,082	1.65%, 07/10/2046(1)(3)(5)	2
687,000	2.77%, 12/10/2045	710,741
939,511	2.85%, 10/15/2045	959,116
597,768	2.94%, 01/10/2046	619,664
735,000	3.10%, 03/10/2046	762,727
3,895,000	3.18%, 02/10/2048	4,214,024
626,089	3.21%, 03/10/2046	655,563
309,559	3.33%, 06/10/2046	323,862
3,050,000	3.42%, 03/10/2031(1)	3,237,318
905,000	3.61%, 06/10/2046(3)	963,703
657,843	4.02%, 07/10/2045	701,077
420,000	4.07%, 02/10/2047(3)	459,930
390,000	4.21%, 08/10/2046	421,290
660,000	4.21%, 08/10/2046(3)	716,871
595,000	4.22%, 07/10/2045(3)	638,818
805,000	4.59%, 10/15/2045(1)(3)	40,250
1,825,000	4.75%, 10/15/2045(1)(3)	800,591
36,492	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	35,525
	CSAIL Commercial Mortgage Trust
26,307,738	0.75%, 06/15/2057(3)(5)	756,603
1,352,571	0.84%, 04/15/2050(3)(5)	41,285
4,877,248	0.92%, 11/15/2048(3)(5)	163,455
7,852,387	1.90%, 01/15/2049(3)(5)	602,114
750,000	CSMC Trust 2.76%, 04/05/2033(1)	746,392
3,600,000	DBJPM Mortgage Trust 2.89%, 08/10/2049	3,905,190
1,232,414	DBUBS Mortgage Trust 0.69%, 11/10/2046(1)(3)(5)	3
1,560,291	Four Times Square Trust Commercial Mortgage Pass-Through Certificates 5.40%, 12/13/2028(1)	1,568,266
	FREMF Mortgage Trust
440,000	3.73%, 10/25/2049(1)(3)	485,510

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 350,000	3.80%, 02/25/2050(1)(3)	$373,439
230,000	3.84%, 10/25/2049(1)(3)	255,344
600,000	3.95%, 08/25/2047(1)(3)	610,421
1,610,000	3.98%, 04/25/2051(1)(3)	1,800,469
	GS Mortgage Securities Corp.
2,010,000	2.95%, 11/05/2034(1)	2,004,521
2,845,000	4.11%, 07/10/2051(3)	3,233,308
	GS Mortgage Securities Trust
22,741,950	0.08%, 07/10/2046(3)(5)	53,055
3,011,870	1.33%, 08/10/2044(1)(3)(5)	24,306
3,980,000	3.04%, 07/10/2052	4,362,333
695,000	3.67%, 04/10/2047(1)	146,129
825,000	4.07%, 01/10/2047	894,209
1,310,000	4.97%, 04/10/2047(1)(3)	1,028,333
1,776,274	Homeward Opportunities Fund Trust 2.70%, 09/25/2059(1)(3)	1,795,162
	JP Morgan Chase Commercial Mortgage Securities Trust
1,325,000	2.73%, 10/15/2045(1)(3)	708,981
1,770,000	2.81%, 01/16/2037(1)	1,802,868
788,273	2.84%, 12/15/2047	811,485
730,000	4.42%, 12/15/2047(1)(3)	561,498
970,000	5.43%, 08/15/2046(1)(3)	794,134
	JPMBB Commercial Mortgage Securities Trust
10,575,197	0.63%, 09/15/2047(3)(5)	225,512
3,440,899	0.70%, 05/15/2048(3)(5)	83,190
237,306	3.36%, 07/15/2045	249,317
	Morgan Stanley Bank of America Merrill Lynch Trust
6,444,384	1.00%, 12/15/2047(3)(5)	213,220
4,103,456	1.02%, 10/15/2048(3)(5)	162,856
700,000	2.92%, 02/15/2046	723,003
1,465,000	3.13%, 12/15/2048	1,528,055
880,000	3.18%, 08/15/2045	900,227
730,173	4.26%, 10/15/2046(3)	789,868
	Morgan Stanley Capital I Trust
3,296,612	0.47%, 09/15/2047(1)(3)(5)	33
2,605,000	3.47%, 08/11/2033(1)	2,657,976
885,000	5.24%, 07/15/2049(1)(3)	368,520
37,927	5.67%, 10/12/2052(1)(3)	8,546
2,627,228	Morgan Stanley Capital I Trust 1.43%, 06/15/2050(3)(5)	169,442
2,165,000	MTRO Commercial Mortgage Trust 1.98%, 12/15/2033, 1 mo. USD LIBOR + 1.800%(1)(2)	2,108,540
	Natixis Commercial Mortgage Securities Trust
1,385,000	2.91%, 10/15/2036(1)	1,375,434
1,187,000	4.40%, 06/17/2038(1)	1,299,352
826,212	Oaktown Re II Ltd. 1.72%, 07/25/2028, 1 mo. USD LIBOR + 1.550%(1)(2)	822,421
5,770,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	5,790,251
5,571,206	Stanwich Mortgage Loan Trust 3.48%, 11/16/2024(1)(4)	5,515,993
7,594	Structured Agency Credit Risk Trust 0.92%, 09/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	7,587
5,508,649	UBS Commercial Mortgage Trust 1.08%, 08/15/2050(3)(5)	311,283
	UBS-Barclays Commercial Mortgage Trust
920,000	2.85%, 12/10/2045	953,307
2,174,511	3.09%, 08/10/2049	2,250,556
	Wells Fargo Commercial Mortgage Trust
9,860,855	1.11%, 05/15/2048(3)(5)	393,016
10,000	3.17%, 02/15/2048	10,772
255,000	4.16%, 05/15/2048(3)	203,471
271,951	Wells Fargo Mortgage Backed Securities Trust 4.00%, 11/25/2048(1)(3)	278,747
	Wells Fargo N.A.
20,797,261	0.60%, 11/15/2062(3)(5)	960,085

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 18,201,294	0.70%, 12/15/2052(3)(5)	$995,256
10,588,498	0.77%, 11/15/2062(3)(5)	534,277
21,505,213	0.84%, 09/15/2062(3)(5)	1,350,887
37,976,548	0.89%, 01/15/2063(3)(5)	2,502,377
11,608,348	0.90%, 05/15/2062(3)(5)	755,226
	WF-RBS Commercial Mortgage Trust
1,647,914	1.20%, 03/15/2047(3)(5)	52,953
802,927	2.87%, 11/15/2045	824,077
1,490,000	3.00%, 08/15/2045	1,519,277
1,545,000	3.02%, 11/15/2047(1)	627,474
740,000	3.07%, 03/15/2045	769,679
350,000	3.35%, 05/15/2045	362,178
225,000	4.05%, 03/15/2047	245,523
1,070,000	4.15%, 08/15/2046(3)	1,145,923
345,000	5.00%, 06/15/2044(1)(3)	178,755
770,000	5.58%, 04/15/2045(1)(3)	748,430

		136,028,008

	Other Asset-Backed Securities - 2.8%
987,204	AASET Trust 3.35%, 01/16/2040(1)	883,553
2,210,000	Affirm Asset Securitization Trust 3.46%, 10/15/2024(1)	2,212,891
1,442,000	CF Hippolyta LLC 1.99%, 07/15/2060(1)	1,457,609
1,498,675	Domino’s Pizza Master Issuer LLC 3.67%, 10/25/2049(1)	1,589,105
2,248,622	OnDeck Asset Securitization Trust LLC 2.65%, 11/18/2024(1)	2,249,317
	Pretium Mortgage Credit Partners LLC
4,739,671	2.86%, 05/27/2059(1)(4)	4,665,551
3,247,276	3.11%, 07/27/2059(1)(4)	3,230,680
627,080	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	520,703
6,220,890	Seasoned Credit Risk Transfer Trust 3.50%, 03/25/2058	7,061,803
	Towd Point Mortgage Trust
2,698,134	0.77%, 02/25/2057, 1 mo. USD LIBOR + 0.600%(1)(2)	2,669,824
1,533,612	2.25%, 04/25/2056(1)(3)	1,544,524
1,439,956	2.75%, 08/25/2055(1)(3)	1,471,004
7,856,024	2.75%, 10/25/2056(1)(3)	8,073,516
1,194,635	2.75%, 04/25/2057(1)(3)	1,219,385
2,214,092	2.75%, 06/25/2057(1)(3)	2,292,639
2,369,975	2.75%, 07/25/2057(1)(3)	2,431,134
5,854,523	2.75%, 10/25/2057(1)(3)	6,088,613
104,173	3.00%, 03/25/2054(1)(3)	104,931
6,413,858	3.25%, 03/25/2058(1)(3)	6,780,213
	Vericrest Opportunity Loan Trust
1,750,433	3.35%, 08/25/2049(1)(4)	1,752,266
7,322,580	3.97%, 04/25/2050(1)(4)	7,346,944
4,017,025	VOLT LXXX LLC 3.23%, 10/25/2049(1)(4)	3,979,459
1,751,127	VOLT LXXXIII LLC 3.33%, 11/26/2049(1)(4)	1,741,602
6,520,056	VOLT LXXXIV LLC 3.43%, 12/27/2049(1)(4)	6,508,818

		77,876,084

	Whole Loan Collateral CMO - 7.8%
139,995	Adjustable Rate Mortgage Trust 0.71%, 11/25/2035, 1 mo. USD LIBOR + 0.540%(2)	136,545
	Alternative Loan Trust
383,392	0.49%, 11/25/2035, 1 mo. USD LIBOR + 0.320%(2)	329,963
1,563,109	0.71%, 01/25/2036, 1 mo. USD LIBOR + 0.540%(2)	1,467,769
905,778	2.67%, 08/25/2035, 12 mo. USD MTA + 1.350%(2)	797,872
266,493	5.75%, 05/25/2036	182,498
212,186	6.00%, 05/25/2036	168,947

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 148,102	6.00%, 12/25/2036	$92,559
	Angel Oak Mortgage Trust LLC
2,800,000	1.47%, 06/25/2065(1)(3)	2,802,862
4,096,103	2.93%, 05/25/2059(1)(3)	4,139,951
955,489	3.63%, 03/25/2049(1)(3)	978,609
	Banc of America Funding Trust
445,722	0.49%, 05/20/2047, 1 mo. USD LIBOR + 0.300%(2)	461,965
1,514,193	5.77%, 05/25/2037(3)	1,569,616
59,681	5.85%, 01/25/2037(4)	61,628
	Bear Stearns Adjustable Rate Mortgage Trust
281,222	3.97%, 02/25/2036(3)	238,076
320,959	4.27%, 10/25/2035, 12 mo. USD CMT + 2.300%(2)	318,377
1,442,986	Bear Stearns Alt-A Trust 0.67%, 01/25/2036, 1 mo. USD LIBOR + 0.500%(2)	1,636,548
511,710	Bear Stearns Mortgage Funding Trust 0.35%, 10/25/2036, 1 mo. USD LIBOR + 0.180%(2)	460,957
	Bellemeade Re Ltd.
380,166	1.27%, 07/25/2029, 1 mo. USD LIBOR + 1.100%(1)(2)	378,828
185,851	1.47%, 03/25/2029, 1 mo. USD LIBOR + 1.300%(1)(2)	185,736
1,858,555	1.57%, 10/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	1,852,319
4,205,000	Bunker Hill Loan Depositary Trust 1.72%, 02/25/2055(1)(3)	4,213,112
	CHL Mortgage Pass-Through Trust
454,847	0.85%, 03/25/2035, 1 mo. USD LIBOR + 0.680%(2)	404,881
604,242	3.40%, 11/20/2035(3)	506,043
185,710	3.48%, 06/20/2035(3)	185,402
752,591	3.75%, 09/25/2047(3)	686,947
360,059	4.02%, 04/20/2036(3)	275,094
3,624,809	CIM Trust 3.00%, 04/25/2057(1)(3)	3,699,086
1,760,867	Citigroup Mortgage Loan Trust 3.23%, 11/25/2070(1)(4)	1,773,517
1,915,000	Colombia Cent CLO Ltd. 1.40%, 10/25/2028, 3 mo. USD LIBOR + 1.150%(1)(2)	1,893,542
	COLT Mortgage Loan Trust
2,814,382	2.58%, 11/25/2049(1)(3)	2,834,083
1,948,549	2.76%, 08/25/2049(1)(3)	1,972,036
1,619,055	3.34%, 05/25/2049(1)(3)	1,639,013
119,826	3.87%, 10/26/2048(1)(3)	122,143
	Connecticut Avenue Securities Trust
2,463,150	2.17%, 07/25/2039, 1 mo. USD LIBOR + 2.000%(1)(2)	2,416,796
2,460,817	2.27%, 06/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	2,426,667
1,485,835	2.32%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(2)	1,454,215
1,348,957	2.32%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(2)	1,213,410
2,013,029	2.47%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	1,983,129
736,993	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	687,551
	CSMC Trust
1,898,104	3.25%, 04/25/2047(1)(3)	1,962,194
2,522,092	4.13%, 07/25/2058(1)(3)	2,531,686
	Deephaven Residential Mortgage Trust
5,045,000	1.69%, 05/25/2065(1)	5,047,395
491,755	2.45%, 06/25/2047(1)(3)	491,676
4,391,798	2.96%, 07/25/2059(1)(3)	4,458,602
338,523	3.56%, 04/25/2059(1)(3)	339,924
143,556	DSLA Mortgage Loan Trust 0.55%, 01/19/2045, 1 mo. USD LIBOR + 0.360%(2)	122,114
	Fannie Mae Connecticut Avenue Securities
171,490	2.17%, 03/25/2031, 1 mo. USD LIBOR + 2.000%(2)	165,007
771,768	2.72%, 12/25/2030, 1 mo. USD LIBOR + 2.550%(2)	741,783
1,087,583	4.52%, 05/25/2029, 1 mo. USD LIBOR + 4.350%(2)	1,110,882
516,904	4.62%, 01/25/2029, 1 mo. USD LIBOR + 4.450%(2)	525,020
	GMACM Mortgage Loan Trust
285,236	3.54%, 09/19/2035(3)	267,717
67,018	3.70%, 04/19/2036(3)	57,111
	GSR Mortgage Loan Trust

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 2,020,306	0.47%, 01/25/2037, 1 mo. USD LIBOR + 0.300%(2)	$604,720
119,657	3.23%, 10/25/2035(3)	88,435
1,047,074	3.81%, 01/25/2036(3)	1,022,476
	HarborView Mortgage Loan Trust
682,582	0.38%, 01/19/2038, 1 mo. USD LIBOR + 0.190%(2)	606,109
1,253,821	0.43%, 12/19/2036, 1 mo. USD LIBOR + 0.240%(2)	1,125,825
689,529	Home Re Ltd. 1.77%, 10/25/2028, 1 mo. USD LIBOR + 1.600%(1)(2)	679,664
	IndyMac Index Mortgage Loan Trust
436,834	3.43%, 03/25/2036(3)	372,873
1,149,941	3.58%, 04/25/2037(3)	810,494
307,186	3.90%, 01/25/2036(3)	292,643
	JP Morgan Mortgage Trust
248,327	3.62%, 05/25/2036(3)	218,567
96,099	3.83%, 04/25/2037(3)	85,102
248,646	4.30%, 09/25/2035(3)	247,387
2,840,000	LCM XX L.P. 1.31%, 10/20/2027, 3 mo. USD LIBOR + 1.040%(1)(2)	2,812,710
453,133	Lehman XS Trust 0.38%, 07/25/2046, 1 mo. USD LIBOR + 0.210%(2)	432,934
	LSTAR Securities Investment Ltd.
1,650,768	1.67%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	1,625,937
3,918,013	1.67%, 05/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	3,858,939
	LSTAR Securities Investment Trust
520,592	1.67%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	512,825
2,601,049	1.87%, 03/01/2024, 1 mo. USD LIBOR + 1.700%(1)(2)	2,554,768
2,278,920	Luminent Mortgage Trust 0.36%, 05/25/2046, 1 mo. USD LIBOR + 0.190%(2)	1,937,976
	MetLife Securitization Trust
1,449,245	3.00%, 04/25/2055(1)(3)	1,510,277
3,100,251	3.75%, 03/25/2057(1)(3)	3,320,527
743,795	MFA Trust 2.59%, 02/25/2057(1)(3)	749,328
	Mill City Mortgage Loan Trust
2,868,065	2.75%, 01/25/2061(1)(3)	2,940,722
503,927	3.25%, 05/25/2062(1)(3)	523,770
526,473	Morgan Stanley Mortgage Loan Trust 3.89%, 05/25/2036(3)	359,317
3,525,000	Mortgage Insurance-Linked Notes 2.07%, 11/26/2029, 1 mo. USD LIBOR + 1.900%(1)(2)	3,391,503
4,970,000	New Residential Advance Receivables Trust 2.33%, 10/15/2051(1)	4,977,316
3,978,428	New Residential Mortgage LLC 3.79%, 07/25/2054(1)	3,894,512
	New Residential Mortgage Loan Trust
4,085,093	0.92%, 01/25/2048, 1 mo. USD LIBOR + 0.750%(1)(2)	4,027,840
3,157,980	1.67%, 06/25/2057, 1 mo. USD LIBOR + 1.500%(1)(2)	3,142,766
1,841,685	2.49%, 09/25/2059(1)(3)	1,863,379
816,227	2.80%, 07/25/2049(1)(3)	828,697
3,690,437	3.50%, 12/25/2057(1)(3)	3,942,663
3,076,593	3.50%, 08/25/2059(1)(3)	3,222,605
2,490,862	3.75%, 11/26/2035(1)(3)	2,665,316
937,377	3.75%, 01/25/2054(1)(3)	1,003,117
45,368	3.75%, 05/25/2054(1)(3)	48,668
2,564,941	3.75%, 11/25/2056(1)(3)	2,734,396
5,972,322	3.75%, 11/25/2058(1)(3)	6,415,723
4,662,640	4.00%, 02/25/2057(1)(3)	5,032,244
4,814,717	4.00%, 03/25/2057(1)(3)	5,189,954
3,192,893	4.00%, 04/25/2057(1)(3)	3,430,400
3,036,672	4.00%, 05/25/2057(1)(3)	3,257,730
3,868,836	4.00%, 08/27/2057(1)(3)	4,148,968
534,973	4.00%, 12/25/2057(1)(3)	572,521
252,546	Oaktown Re III Ltd. 1.57%, 07/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	250,659
489,094	OBX Trust 0.82%, 06/25/2057, 1 mo. USD LIBOR + 0.650%(1)(2)	482,768

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	OZLM Ltd.
$ 1,105,860	1.28%, 07/17/2029, 3 mo. USD LIBOR + 1.010%(1)(2)	$1,093,393
3,427,403	1.32%, 04/30/2027, 3 mo. USD LIBOR + 1.050%(1)(2)	3,405,029
2,312,038	PMT Credit Risk Transfer Trust 2.17%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(2)	2,227,697
1,541,708	Preston Ridge Partners Mortgage Trust LLC 3.50%, 10/25/2024(1)(3)	1,534,093
324,545	Radnor RE Ltd. 1.37%, 06/25/2029, 1 mo. USD LIBOR + 1.200%(1)(2)	324,382
846,430	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	831,327
	Residential Accredit Loans, Inc.
1,678,167	0.47%, 04/25/2036, 1 mo. USD LIBOR + 0.300%(2)	1,516,674
931,839	6.00%, 12/25/2035	914,484
672,012	Residential Asset Securitization Trust 5.50%, 06/25/2035	570,383
448,520	Residential Funding Mortgage Securities, Inc. 3.31%, 08/25/2035(3)	276,872
	Seasoned Credit Risk Transfer Trust
3,616,924	2.50%, 08/25/2059	3,868,088
2,211,207	3.50%, 11/25/2057	2,549,314
5,885,305	3.50%, 07/25/2058	6,831,010
6,266,392	3.50%, 10/25/2058	7,138,897
285,383	Spruce Hill Mortgage Loan Trust 3.40%, 04/29/2049(1)(3)	287,841
629,686	TBW Mortgage-Backed Trust 6.00%, 07/25/2036	413,562
	Vericrest Opportunity Loan Trust
2,976,160	3.18%, 10/25/2049(1)(4)	2,950,553
4,198,259	3.28%, 11/25/2049(1)(4)	4,197,249
	Verus Securitization Trust
2,580,000	1.50%, 06/25/2065(1)(4)	2,581,383
3,501,609	2.78%, 07/25/2059(1)(4)	3,572,064
2,550,943	3.21%, 05/25/2059(1)(3)	2,601,985
	WaMu Mortgage Pass-Through Certificates Trust
398,749	2.20%, 10/25/2046, 12 mo. USD MTA + 0.880%(2)	352,799
325,860	2.30%, 07/25/2046, 12 mo. USD MTA + 0.980%(2)	291,682
852,439	3.13%, 06/25/2037(3)	772,484
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
1,021,755	0.77%, 07/25/2036, 1 mo. USD LIBOR + 0.600%(2)	646,532
523,521	2.15%, 11/25/2046, 12 mo. USD MTA + 0.830%(2)	448,602
23,743,154	Wells Fargo Commercial Mortgage Trust 1.06%, 09/15/2057(3)(5)	855,024
154,569	Wells Fargo Mortgage-Backed Securities Trust 3.78%, 09/25/2036(3)	142,603
1,846,233	Wells Fargo N.A. 1.03%, 04/15/2052(3)(5)	136,510

		213,619,989

	Total Asset & Commercial Mortgage-Backed Securities (cost $589,141,956)	$590,788,706

Corporate Bonds - 35.9%
	Advertising - 0.0%
615,000	Lamar Media Corp. 3.75%, 02/15/2028(1)	620,381

	Aerospace/Defense - 0.7%
	Boeing Co.
2,420,000	5.04%, 05/01/2027	2,620,389
1,675,000	5.15%, 05/01/2030	1,827,507
	DAE Funding LLC
65,000	4.50%, 08/01/2022(1)	63,840
70,000	5.00%, 08/01/2024(1)	64,795
925,000	General Dynamics Corp. 4.25%, 04/01/2040	1,224,989
	L3Harris Technologies, Inc.
2,915,000	2.90%, 12/15/2029	3,238,895

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 2,105,000	3.85%, 06/15/2023	$2,293,064
2,300,000	Northrop Grumman Corp. 5.15%, 05/01/2040	3,285,605
	United Technologies Corp.
43,000	3.65%, 08/16/2023	46,666
2,790,000	3.95%, 08/16/2025	3,231,767
1,135,000	4.45%, 11/16/2038	1,466,431
510,000	4.63%, 11/16/2048	719,536

		20,083,484

	Agriculture - 0.7%
	Altria Group, Inc.
1,025,000	2.35%, 05/06/2025	1,090,341
650,000	2.63%, 09/16/2026	700,041
976,000	3.88%, 09/16/2046	1,056,399
735,000	4.40%, 02/14/2026	854,834
1,670,000	4.80%, 02/14/2029	2,012,758
1,670,000	5.38%, 01/31/2044	2,162,155
1,760,000	5.80%, 02/14/2039	2,305,803
665,000	5.95%, 02/14/2049	940,520
1,005,000	Archer-Daniels-Midland Co. 3.25%, 03/27/2030	1,173,258
2,525,000	BAT Capital Corp. 2.79%, 09/06/2024	2,694,386
1,945,000	Kernel Holding S.A. 6.50%, 10/17/2024(6)	1,926,523
2,680,000	Philip Morris International, Inc. 2.10%, 05/01/2030	2,838,474

		19,755,492

	Apparel - 0.0%
710,000	Hanesbrands, Inc. 4.88%, 05/15/2026(1)(7)	773,900

	Auto Manufacturers - 0.1%
	General Motors Co.
1,395,000	5.20%, 04/01/2045	1,520,637
735,000	6.13%, 10/01/2025	859,118
CAD 325,000	Honda Canada Finance, Inc. 0.95%, 08/28/2020, 3 mo. USD LIBOR + 0.380%(2)	242,705

		2,622,460

	Auto Parts & Equipment - 0.0%
$ 145,000	Goodyear Tire & Rubber Co. 5.00%, 05/31/2026	145,000

	Beverages - 1.3%
	Anheuser-Busch InBev Worldwide, Inc.
2,008,000	3.75%, 07/15/2042	2,234,899
1,165,000	4.35%, 06/01/2040	1,404,357
1,895,000	4.60%, 04/15/2048	2,345,245
1,770,000	4.75%, 04/15/2058	2,293,344
5,390,000	5.45%, 01/23/2039	7,083,638
2,690,000	Coca-Cola Co. 1.65%, 06/01/2030	2,816,672
	Constellation Brands, Inc.
815,000	2.65%, 11/07/2022	851,175
560,000	2.88%, 05/01/2030	610,771
2,183,000	3.15%, 08/01/2029	2,416,659
3,051,000	3.60%, 02/15/2028	3,465,281
1,540,000	4.40%, 11/15/2025	1,810,785
670,000	4.65%, 11/15/2028	813,498
4,459,000	Diageo Capital plc 2.00%, 04/29/2030	4,750,485
590,000	Keurig Dr Pepper, Inc. 3.20%, 05/01/2030	669,731
625,000	Molson Coors Brewing Co. 3.00%, 07/15/2026	660,140

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
CAD 170,000	Molson Coors International L.P. 2.75%, 09/18/2020	$127,083
$ 1,570,000	PepsiCo, Inc. 3.63%, 03/19/2050	2,051,697

		36,405,460

	Biotechnology - 0.5%
	Amgen, Inc.
615,000	1.90%, 02/21/2025	648,170
1,105,000	2.20%, 02/21/2027	1,179,353
6,490,000	2.30%, 02/25/2031	6,922,648
1,110,000	2.65%, 05/11/2022	1,152,675
1,030,000	3.15%, 02/21/2040	1,163,039
1,155,000	3.38%, 02/21/2050	1,354,593

		12,420,478

	Chemicals - 0.4%
1,460,000	Alpek S.A.B. de C.V. 4.25%, 09/18/2029(1)	1,497,230
225,000	Chemours Co. 5.38%, 05/15/2027	220,473
576,000	Dow Chemical Co. 4.80%, 05/15/2049	725,614
	DuPont de Nemours, Inc.
200,000	1.10%, 11/15/2020, 3 mo. USD LIBOR + 0.710%(2)	200,242
2,940,000	4.21%, 11/15/2023	3,246,524
285,000	Olin Corp. 5.13%, 09/15/2027	275,737
	Sherwin-Williams Co.
575,000	3.30%, 05/15/2050	650,791
510,000	4.50%, 06/01/2047	683,475
1,810,000	Syngenta Finance N.V. 4.89%, 04/24/2025(1)	1,940,171
665,000	Westlake Chemical Corp. 3.38%, 06/15/2030	705,824

		10,146,081

	Commercial Banks - 6.3%
	Bank of America Corp.
2,175,000	2.46%, 10/22/2025, (2.46% fixed rate until 10/22/2024; 3 mo. USD LIBOR + 0.870% thereafter)(8)	2,308,100
1,550,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD LIBOR + 1.180% thereafter)(8)	1,731,058
5,830,000	3.37%, 01/23/2026, (3.37% fixed rate until 01/23/2025; 3 mo. USD LIBOR + 0.810% thereafter)(8)	6,434,988
3,750,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD LIBOR + 1.512% thereafter)(8)	4,290,066
1,070,000	3.86%, 07/23/2024, (3.86% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.940% thereafter)(8)	1,168,426
5,780,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD LIBOR + 3.150% thereafter)(8)	7,506,983
3,185,000	7.75%, 05/14/2038	5,449,752
2,640,000	Bank of New York Mellon Corp. 2.10%, 10/24/2024	2,805,306
2,435,000	BNP Paribas S.A. 2.22%, 06/09/2026, (2.22% fixed rate until 06/09/2025; 3 mo. USD SOFR + 2.074% thereafter)(1)(8)	2,536,186
1,490,000	Capital One Financial Corp. 3.90%, 01/29/2024	1,631,182
805,000	China Construction Bank Corp. 1.05%, 09/24/2021, 3 mo. USD LIBOR + 0.750%(2)(6)	805,588
	Citigroup, Inc.
2,325,000	2.31%, 11/04/2022, (2.31% fixed rate until 11/04/2021; 3 mo. USD SOFR + 0.867% thereafter)(8)	2,375,014
1,355,000	3.20%, 10/21/2026	1,504,549
3,590,000	3.35%, 04/24/2025, (3.35% fixed rate until 04/24/2024; 3 mo. USD LIBOR + 0.897% thereafter)(8)	3,909,284

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 3,055,000	3.98%, 03/20/2030, (3.98% fixed rate until 03/20/2029; 3 mo. USD LIBOR + 1.338% thereafter)(8)	$3,583,107
2,090,000	4.41%, 03/31/2031, (4.41% fixed rate until 03/31/2030; 3 mo. USD SOFR + 3.914% thereafter)(8)	2,547,088
1,780,000	4.45%, 09/29/2027	2,072,270
	Credit Suisse Group AG
360,000	0.55%, 02/04/2022, 3 mo. USD SOFR + 0.450%(2)	359,728
4,615,000	6.25%, 12/18/2024, (6.25% fixed rate until 12/18/2024; 5 year USD Swap + 3.455% thereafter)(1)(8)(9)	4,914,975
360,000	Credit Suisse Group Funding Guernsey Ltd. 2.56%, 04/16/2021, 3 mo. USD LIBOR + 2.290%(2)	364,972
	Danske Bank A/S
1,615,000	5.00%, 01/12/2022(1)	1,701,893
1,685,000	5.38%, 01/12/2024(1)	1,902,576
2,110,000	Fifth Third Bancorp 2.38%, 01/28/2025	2,240,022
	Goldman Sachs Group, Inc.
1,660,000	2.88%, 10/31/2022, (2.88% fixed rate until 10/31/2021; 3 mo. USD LIBOR + 0.821% thereafter)(8)	1,703,693
2,720,000	2.91%, 07/24/2023, (2.91% fixed rate until 07/24/2022; 3 mo. USD LIBOR + 0.990% thereafter)(8)	2,835,069
2,195,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.158% thereafter)(8)	2,535,611
1,165,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD LIBOR + 1.373% thereafter)(8)	1,419,090
165,000	6.25%, 02/01/2041	259,240
2,680,000	6.75%, 10/01/2037	4,025,902
	HSBC Holdings plc
1,125,000	2.95%, 05/25/2021	1,148,295
1,125,000	3.60%, 05/25/2023	1,207,269
1,235,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD LIBOR + 1.535% thereafter)(8)	1,441,151
265,000	4.95%, 03/31/2030	324,382
250,000	Industrial & Commercial Bank of China Ltd. 1.12%, 05/21/2021, 3 mo. USD LIBOR + 0.750%(2)(6)	249,827
	JP Morgan Chase & Co.
500,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD SOFR + 2.515% thereafter)(8)	544,594
1,095,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD SOFR + 2.460% thereafter)(8)	1,241,649
1,470,000	3.11%, 04/22/2051, (3.11% fixed rate until 04/22/2050; 3 mo. USD SOFR + 2.440% thereafter)(8)	1,666,818
3,765,000	3.22%, 03/01/2025, (3.22% fixed rate until 03/01/2024; 3 mo. USD LIBOR + 1.155% thereafter)(8)	4,075,670
1,785,000	3.51%, 01/23/2029, (3.51% fixed rate until 01/23/2028; 3 mo. USD LIBOR + 0.945% thereafter)(8)	2,031,032
2,290,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD LIBOR + 1.160% thereafter)(8)	2,660,350
1,570,000	3.80%, 07/23/2024, (3.80% fixed rate until 07/23/2023; 3 mo. USD LIBOR + 0.890% thereafter)(8)	1,711,059
6,955,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD LIBOR + 1.245% thereafter)(8)	8,004,429
1,285,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD LIBOR + 1.120% thereafter)(8)	1,511,034
2,000,000	4.02%, 12/05/2024, (4.02% fixed rate until 12/05/2023; 3 mo. USD LIBOR + 1.000% thereafter)(8)	2,212,740
1,795,000	4.49%, 03/24/2031, (4.49% fixed rate until 03/24/2030; 3 mo. USD SOFR + 3.790% thereafter)(8)	2,222,562
2,270,000	KeyCorp. 2.55%, 10/01/2029	2,445,434
GBP 2,110,000	Metro Bank plc 5.50%, 06/26/2028, (5.50% fixed rate until 06/26/2023; GUKG5 + 4.458% thereafter)(6)(8)	1,469,732
	Morgan Stanley
$ 1,030,000	2.63%, 11/17/2021	1,059,553

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 3,375,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 3 mo. USD SOFR + 1.143% thereafter)(8)	$3,679,731
3,135,000	2.75%, 05/19/2022	3,259,676
5,165,000	3.59%, 07/22/2028, (3.59% fixed rate until 07/22/2027; 3 mo. USD LIBOR + 1.340% thereafter)(8)	5,906,746
2,710,000	4.00%, 07/23/2025	3,124,178
1,250,000	4.43%, 01/23/2030, (4.43% fixed rate until 01/23/2029; 3 mo. USD LIBOR + 1.628% thereafter)(8)	1,519,923
595,000	PNC Bank NA 2.70%, 10/22/2029	652,933
	PNC Financial Services Group, Inc.
2,725,000	2.20%, 11/01/2024	2,904,580
3,335,000	2.55%, 01/22/2030	3,690,827
1,375,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022	1,428,122
	State Street Corp.
2,145,000	2.35%, 11/01/2025, (2.35% fixed rate until 11/01/2024; 3 mo. USD SOFR + 0.940% thereafter)(8)	2,300,456
1,190,000	2.90%, 03/30/2026, (2.90% fixed rate until 03/30/2025; 3 mo. USD SOFR + 2.600% thereafter)(1)(8)	1,299,473
220,000	3.15%, 03/30/2031, (3.15% fixed rate until 03/30/2030; 3 mo. USD SOFR + 2.650% thereafter)(1)(8)	253,799
6,280,000	Truist Bank 2.25%, 03/11/2030	6,634,745
1,620,000	UBS Group AG 2.65%, 02/01/2022(1)	1,671,576
2,275,000	UniCredit S.p.A. 6.57%, 01/14/2022(1)	2,418,350
	Wells Fargo & Co.
5,390,000	2.41%, 10/30/2025, (2.41% fixed rate until 10/30/2024; 3 mo. USD LIBOR + 0.825% thereafter)(8)	5,672,017
1,615,000	2.63%, 07/22/2022	1,680,031
1,190,000	3.00%, 04/22/2026	1,303,398
1,555,000	3.00%, 10/23/2026	1,704,192
2,805,000	3.07%, 01/24/2023	2,903,904
2,715,000	3.75%, 01/24/2024	2,975,399
580,000	4.90%, 11/17/2045	764,657
925,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD LIBOR + 4.240% thereafter)(8)	1,322,000
410,000	5.61%, 01/15/2044	578,136

		173,798,147

	Commercial Services - 0.9%
	Ashtead Capital, Inc.
210,000	4.13%, 08/15/2025(1)	216,300
5,335,000	4.38%, 08/15/2027(1)	5,561,737
	Equifax, Inc.
1,255,000	2.60%, 12/15/2025	1,345,924
400,000	3.10%, 05/15/2030	444,095
	Global Payments, Inc.
2,020,000	2.90%, 05/15/2030	2,216,041
910,000	3.20%, 08/15/2029	1,014,600
	Howard University
2,000,000	2.70%, 10/01/2029	2,030,130
1,205,000	3.48%, 10/01/2041	1,261,173
4,315,000	IHS Markit Ltd. 4.13%, 08/01/2023	4,709,823
4,657,000	Service Corp. International 5.13%, 06/01/2029	5,145,985
	United Rentals North America, Inc.
205,000	4.00%, 07/15/2030	212,175
265,000	5.50%, 07/15/2025	272,579

		24,430,562

	Construction Materials - 0.2%
	Carrier Global Corp.
1,435,000	2.49%, 02/15/2027(1)	1,512,246

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,830,000	2.70%, 02/15/2031(1)	$1,929,142
750,000	2.72%, 02/15/2030(1)	792,612
	Standard Industries, Inc.
125,000	4.38%, 07/15/2030(1)	135,000
145,000	5.00%, 02/15/2027(1)	154,063
435,000	6.00%, 10/15/2025(1)	453,035

		4,976,098

	Diversified Financial Services - 0.4%
1,270,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.88%, 01/23/2028	1,171,898
2,245,000	GE Capital Funding LLC 4.40%, 05/15/2030(1)	2,366,351
250,000	ICBCIL Finance Co., Ltd. 1.34%, 05/15/2021, 3 mo. USD LIBOR + 0.950%(2)(6)	249,037
535,000	Mastercard, Inc. 3.35%, 03/26/2030	639,389
	Navient Corp.
100,000	5.88%, 03/25/2021	101,520
70,000	5.88%, 10/25/2024	71,750
275,000	6.63%, 07/26/2021	281,875
270,000	7.25%, 01/25/2022	283,500
90,000	7.25%, 09/25/2023	95,036
4,450,000	Power Finance Corp. Ltd. 3.95%, 04/23/2030(1)	4,375,346

		9,635,702

	Electric - 3.2%
3,100,000	AES Corp. 3.30%, 07/15/2025(1)	3,327,509
1,480,000	Alabama Power Co. 4.15%, 08/15/2044	1,900,920
	Berkshire Hathaway Energy Co.
1,700,000	3.25%, 04/15/2028	1,952,737
260,000	4.25%, 10/15/2050(1)	355,804
1,020,000	Centrais Eletricas Brasileiras S.A. 3.63%, 02/04/2025(1)	1,013,829
	Cleco Corporate Holdings LLC
1,105,000	3.38%, 09/15/2029	1,133,878
1,173,000	3.74%, 05/01/2026	1,247,901
70,000	4.97%, 05/01/2046	79,977
	Commonwealth Edison Co.
1,735,000	3.65%, 06/15/2046	2,164,419
360,000	4.00%, 03/01/2048	477,246
365,000	Connecticut Light & Power Co. 4.00%, 04/01/2048	492,730
400,000	Dominion Energy South Carolina, Inc. 5.10%, 06/01/2065	642,972
3,805,000	Dominion Energy, Inc. 3.38%, 04/01/2030	4,397,379
575,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	770,388
1,185,000	Duke Energy Florida LLC 3.40%, 10/01/2046	1,449,085
1,215,000	Duke Energy Indiana LLC 3.25%, 10/01/2049	1,466,294
1,435,000	Duke Energy Progress LLC 4.38%, 03/30/2044	1,946,366
1,360,000	Evergy Metro, Inc. 2.25%, 06/01/2030	1,490,702
	Evergy, Inc.
710,000	2.45%, 09/15/2024	759,058
2,010,000	2.90%, 09/15/2029	2,223,558
	Exelon Corp.
370,000	2.45%, 04/15/2021	374,599
2,095,000	3.95%, 06/15/2025	2,412,802
	FirstEnergy Corp.

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 350,000	1.60%, 01/15/2026	$344,846
845,000	2.25%, 09/01/2030	837,462
350,000	Florida Power & Light Co. 3.99%, 03/01/2049	483,456
	Georgia Power Co.
2,745,000	2.10%, 07/30/2023	2,863,025
1,590,000	4.30%, 03/15/2042	1,970,229
	IPALCO Enterprises, Inc.
1,230,000	3.70%, 09/01/2024	1,336,903
6,275,000	4.25%, 05/01/2030(1)	6,925,134
2,305,000	ITC Holdings Corp. 2.95%, 05/14/2030(1)	2,555,913
	MidAmerican Energy Co.
900,000	3.15%, 04/15/2050	1,091,072
370,000	3.65%, 08/01/2048	481,507
500,000	National Rural Utilities Cooperative Finance Corp. 3.40%, 02/07/2028	582,568
4,010,000	NextEra Energy Capital Holdings, Inc. 2.25%, 06/01/2030	4,323,528
385,000	Northern States Power Co. 2.90%, 03/01/2050	447,861
1,425,000	Oglethorpe Power Corp. 5.05%, 10/01/2048	1,713,572
	Oncor Electric Delivery Co. LLC
350,000	3.10%, 09/15/2049	416,910
495,000	5.75%, 03/15/2029	665,496
4,630,000	Pacific Gas and Electric Co. 2.50%, 02/01/2031	4,646,521
394,000	PacifiCorp 4.13%, 01/15/2049	532,498
350,000	PacifiCorp. 4.15%, 02/15/2050	474,296
385,000	Public Service Electric & Gas Co. 3.80%, 03/01/2046	499,135
1,630,000	Public Service Enterprise Group, Inc. 2.88%, 06/15/2024	1,772,307
	Puget Energy, Inc.
1,925,000	3.65%, 05/15/2025	2,056,089
2,520,000	4.10%, 06/15/2030(1)	2,827,050
210,000	Sempra Energy 4.00%, 02/01/2048	256,701
	Southern California Edison Co.
1,895,000	2.25%, 06/01/2030	1,957,882
2,570,000	2.85%, 08/01/2029	2,766,886
1,190,000	3.65%, 02/01/2050	1,380,608
506,000	4.00%, 04/01/2047	600,503
299,000	4.13%, 03/01/2048	357,356
	Southern Co.
490,000	2.95%, 07/01/2023	520,617
1,520,000	3.25%, 07/01/2026	1,726,156
4,215,000	3.70%, 04/30/2030	4,906,955
30,000	4.40%, 07/01/2046	37,974
370,000	Union Electric Co. 4.00%, 04/01/2048	485,018
695,000	Xcel Energy, Inc. 3.50%, 12/01/2049	848,407

		87,772,594

	Electronics - 0.2%
4,330,000	Honeywell International, Inc. 1.95%, 06/01/2030	4,644,381

	Engineering & Construction - 0.3%
3,620,000	International Airport Finance S.A. 12.00%, 03/15/2033(1)	3,072,475
	SBA Tower Trust
4,130,000	3.17%, 04/09/2047(1)	4,198,152

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 2,040,000	3.45%, 03/15/2048(1)	$2,138,550

		9,409,177

	Entertainment - 0.1%
1,375,000	GLP Capital L.P. / GLP Financing II, Inc. 5.30%, 01/15/2029	1,531,021
310,000	WMG Acquisition Corp. 3.88%, 07/15/2030(1)	331,700

		1,862,721

	Environmental Control - 0.3%
	Clean Harbors, Inc.
5,893,000	4.88%, 07/15/2027(1)	6,247,228
105,000	5.13%, 07/15/2029(1)	112,350
280,000	Waste Management, Inc. 4.15%, 07/15/2049	373,108

		6,732,686

	Food - 0.5%
	Conagra Brands, Inc.
655,000	4.30%, 05/01/2024	733,474
940,000	4.60%, 11/01/2025	1,097,766
1,883,000	4.85%, 11/01/2028	2,333,312
330,000	5.40%, 11/01/2048	479,137
1,445,000	Kellogg Co. 3.40%, 11/15/2027	1,647,289
	Kraft Heinz Foods Co.
45,000	3.75%, 04/01/2030(1)	48,769
115,000	4.25%, 03/01/2031(1)	126,941
5,000	4.63%, 01/30/2029	5,697
2,260,000	Minerva Luxembourg S.A. 6.50%, 09/20/2026(6)	2,369,633
2,745,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	2,961,855
1,295,000	Sysco Corp. 5.95%, 04/01/2030	1,642,923
285,000	TreeHouse Foods, Inc. 6.00%, 02/15/2024(1)	294,262

		13,741,058

	Food Service - 0.0%
580,000	Aramark Services, Inc. 5.00%, 02/01/2028(1)(7)	583,625

	Forest Products & Paper - 0.1%
3,690,000	Suzano Austria GmbH 5.00%, 01/15/2030	3,874,500

	Gas - 0.5%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
40,000	5.63%, 05/20/2024	43,000
365,000	5.88%, 08/20/2026	402,759
2,000,000	Dominion Energy Gas Holdings LLC 2.50%, 11/15/2024	2,146,695
	NiSource, Inc.
2,015,000	3.49%, 05/15/2027	2,307,975
3,515,000	3.60%, 05/01/2030	4,132,317
	Sempra Energy
1,680,000	3.40%, 02/01/2028	1,900,752
1,110,000	3.80%, 02/01/2038	1,308,325

		12,241,823

	Healthcare-Products - 0.8%
	Alcon Finance Corp.
2,615,000	2.75%, 09/23/2026(1)	2,866,929
1,120,000	3.00%, 09/23/2029(1)	1,243,717
1,070,000	Baxter International, Inc. 3.95%, 04/01/2030(1)	1,298,392

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 3,425,000	Becton Dickinson and Co. 3.36%, 06/06/2024	$3,725,737
	Boston Scientific Corp.
1,820,000	1.90%, 06/01/2025	1,907,478
4,120,000	3.75%, 03/01/2026	4,744,807
575,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(1)	605,665
285,000	Teleflex, Inc. 4.25%, 06/01/2028(1)	305,306
190,000	Thermo Fisher Scientific, Inc. 3.00%, 04/15/2023	201,975
4,125,000	Zimmer Biomet Holdings, Inc. 3.05%, 01/15/2026	4,511,987

		21,411,993

	Healthcare-Services - 0.7%
	Anthem, Inc.
1,895,000	3.50%, 08/15/2024	2,089,410
720,000	4.63%, 05/15/2042	952,849
	Centene Corp.
80,000	3.38%, 02/15/2030	84,700
75,000	4.25%, 12/15/2027	79,688
680,000	4.63%, 12/15/2029	758,377
335,000	CommonSpirit Health 3.35%, 10/01/2029	353,273
650,000	HCA, Inc. 5.63%, 09/01/2028	775,125
1,140,000	Quest Diagnostics, Inc. 2.80%, 06/30/2031	1,250,294
5,555,000	Rede D’or Finance S.a.r.l. 4.50%, 01/22/2030(1)	4,978,669
	UnitedHealth Group, Inc.
1,835,000	2.00%, 05/15/2030	1,956,024
1,335,000	2.38%, 08/15/2024	1,432,920
1,280,000	2.88%, 08/15/2029	1,460,856
1,165,000	3.50%, 08/15/2039	1,428,561
535,000	4.75%, 07/15/2045	767,541

		18,368,287

	Home Builders - 0.3%
530,000	Lennar Corp. 4.75%, 11/29/2027	605,525
5,655,000	PulteGroup, Inc. 5.50%, 03/01/2026	6,533,165
475,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025	522,500

		7,661,190

	Household Products/Wares - 0.0%
295,000	Kimberly-Clark Corp. 3.10%, 03/26/2030	343,612

	Insurance - 1.2%
5,475,000	American International Group, Inc. 2.50%, 06/30/2025	5,854,116
1,580,000	Aon Corp. 2.20%, 11/15/2022	1,641,305
6,690,000	Brighthouse Financial, Inc. 5.63%, 05/15/2030	7,701,183
	Genworth Holdings, Inc.
10,000	4.80%, 02/15/2024	8,800
350,000	4.90%, 08/15/2023	311,500
	Marsh & McLennan Cos., Inc.
1,275,000	3.88%, 03/15/2024	1,417,823
1,290,000	4.38%, 03/15/2029	1,600,604
1,025,000	4.75%, 03/15/2039	1,438,715
282,000	Massachusetts Mutual Life Insurance Co. 3.73%, 10/15/2070(1)	327,910

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 380,000	MGIC Investment Corp. 5.75%, 08/15/2023	$399,000
2,730,000	New York Life Global Funding 2.00%, 01/22/2025(1)	2,898,735
415,000	New York Life Insurance Co. 3.75%, 05/15/2050(1)	504,588
1,390,000	Progressive Corp. 3.20%, 03/26/2030	1,627,674
	Unum Group
595,000	4.00%, 06/15/2029	644,460
1,610,000	4.50%, 03/15/2025	1,777,296
1,360,000	4.50%, 12/15/2049	1,385,303
45,000	Voya Financial, Inc. 4.80%, 06/15/2046	56,326
	Willis North America, Inc.
720,000	2.95%, 09/15/2029	789,821
795,000	3.60%, 05/15/2024	867,969
2,135,000	4.50%, 09/15/2028	2,573,254

		33,826,382

	Internet - 1.0%
	Alibaba Group Holding Ltd.
2,680,000	3.40%, 12/06/2027	3,045,445
815,000	4.00%, 12/06/2037	1,007,916
640,000	4.20%, 12/06/2047	850,578
	Amazon.com, Inc.
4,830,000	1.50%, 06/03/2030	5,000,512
2,030,000	3.88%, 08/22/2037	2,636,346
5,200,000	NortonLifeLock, Inc. 5.00%, 04/15/2025(1)	5,343,520
	Tencent Holdings Ltd.
2,045,000	1.81%, 01/26/2026(1)	2,087,323
3,465,000	2.39%, 06/03/2030(1)	3,601,109
1,105,000	3.60%, 01/19/2028(1)	1,244,986
2,665,000	3.98%, 04/11/2029(1)	3,104,190

		27,921,925

	Iron/Steel - 0.3%
285,000	Commercial Metals Co. 5.38%, 07/15/2027	297,133
EUR 1,985,000	Metinvest B.V. 5.63%, 06/17/2025(1)	2,099,732
	Steel Dynamics, Inc.
$ 1,995,000	2.80%, 12/15/2024	2,121,532
160,000	3.25%, 01/15/2031	174,809
3,585,000	Vale Overseas Ltd. 3.75%, 07/08/2030	3,848,390

		8,541,596

	IT Services - 1.0%
	Apple, Inc.
2,840,000	1.13%, 05/11/2025	2,918,510
5,325,000	2.20%, 09/11/2029	5,813,072
595,000	2.65%, 05/11/2050	656,592
505,000	3.45%, 02/09/2045	623,341
355,000	4.38%, 05/13/2045	496,778
	HP, Inc.
1,365,000	2.20%, 06/17/2025	1,434,272
1,365,000	3.00%, 06/17/2027	1,470,098
250,000	IBM Credit LLC 0.83%, 11/30/2020, 3 mo. USD LIBOR + 0.47%(2)	250,334
	International Business Machines Corp.
5,520,000	1.95%, 05/15/2030	5,776,919
1,800,000	3.00%, 05/15/2024	1,962,289
2,840,000	3.50%, 05/15/2029	3,339,780
275,000	4.25%, 05/15/2049	362,773
1,185,000	4.70%, 02/19/2046	1,643,232

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,370,000	Leidos, Inc. 3.63%, 05/15/2025(1)	$1,513,439

		28,261,429

	Lodging - 0.2%
	Hilton Domestic Operating Co., Inc.
3,698,000	4.25%, 09/01/2024	3,734,980
230,000	5.13%, 05/01/2026	238,050
360,000	5.38%, 05/01/2025(1)	376,380
1,210,000	Las Vegas Sands Corp. 3.50%, 08/18/2026	1,213,862
35,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025(1)	32,900

		5,596,172

	Machinery - Construction & Mining - 0.0%
145,000	BWX Technologies, Inc. 5.38%, 07/15/2026(1)	151,525

	Machinery-Diversified - 0.4%
	John Deere Capital Corp.
725,000	1.20%, 04/06/2023	741,400
820,000	1.75%, 03/09/2027	864,870
9,320,000	Otis Worldwide Corp. 2.57%, 02/15/2030(1)	10,106,482

		11,712,752

	Media - 2.3%
	CCO Holdings LLC / CCO Holdings Capital Corp.
2,620,000	4.25%, 02/01/2031(1)	2,734,022
783,000	4.50%, 08/15/2030(1)	829,902
30,000	5.13%, 05/01/2027(1)	31,828
170,000	5.75%, 02/15/2026(1)	178,075
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,305,000	4.80%, 03/01/2050	1,581,336
1,225,000	5.13%, 07/01/2049	1,502,828
465,000	5.75%, 04/01/2048	612,264
5,280,000	6.48%, 10/23/2045	7,370,610
1,060,000	6.83%, 10/23/2055	1,502,319
	Comcast Corp.
545,000	3.20%, 07/15/2036	634,938
2,055,000	3.25%, 11/01/2039	2,421,797
365,000	3.40%, 07/15/2046	433,984
2,705,000	3.75%, 04/01/2040	3,371,569
40,000	4.05%, 11/01/2052	52,599
630,000	4.60%, 10/15/2038	852,212
830,000	4.65%, 07/15/2042	1,137,015
740,000	4.70%, 10/15/2048	1,060,595
245,000	4.75%, 03/01/2044	345,429
700,000	4.95%, 10/15/2058	1,075,047
4,245,000	Cox Communications, Inc. 3.15%, 08/15/2024(1)	4,607,881
	CSC Holdings LLC
200,000	5.38%, 02/01/2028(1)	216,500
310,000	5.50%, 04/15/2027(1)	332,475
	Discovery Communications LLC
948,000	3.80%, 03/13/2024	1,038,904
2,000	3.95%, 06/15/2025	2,259
1,780,000	3.95%, 03/20/2028	2,037,420
75,000	5.00%, 09/20/2037	91,958
954,000	5.30%, 05/15/2049	1,233,676
1,570,000	6.35%, 06/01/2040	2,213,412
505,000	DISH DBS Corp. 5.88%, 11/15/2024	526,564
1,104,000	NBCUniversal Media LLC 5.95%, 04/01/2041	1,729,581
	Time Warner Cable LLC
1,287,000	4.50%, 09/15/2042	1,500,890

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 890,000	6.55%, 05/01/2037	$1,231,820
1,910,000	Time Warner Entertainment Co. L.P. 8.38%, 07/15/2033	2,982,564
	ViacomCBS, Inc.
1,480,000	4.25%, 09/01/2023	1,620,368
1,495,000	4.75%, 05/15/2025	1,721,485
7,815,000	4.95%, 01/15/2031	9,401,597
45,000	5.88%, 02/28/2057, (5.88% fixed rate until 02/28/2022; 3 mo. USD LIBOR + 3.895% thereafter)(8)	46,972
50,000	6.25%, 02/28/2057, (6.25% fixed rate until 02/28/2027; 3 mo. USD LIBOR + 3.899% thereafter)(8)	55,500
	Videotron Ltd.
190,000	5.13%, 04/15/2027(1)	200,925
480,000	5.38%, 06/15/2024(1)	520,800
2,555,000	Walt Disney Co. 2.65%, 01/13/2031	2,779,161

		63,821,081

	Mining - 0.2%
	Anglo American Capital plc
400,000	4.50%, 03/15/2028(1)	456,998
970,000	4.75%, 04/10/2027(1)	1,116,153
2,510,000	4.88%, 05/14/2025(1)	2,840,141
1,570,000	5.63%, 04/01/2030(1)	1,967,854
250,000	Kaiser Aluminum Corp. 4.63%, 03/01/2028(1)	248,875

		6,630,021

	Miscellaneous Manufacturing - 0.1%
505,000	3M Co. 3.05%, 04/15/2030	586,864
1,625,000	General Electric Co. 3.63%, 05/01/2030	1,644,898
810,000	Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 02/21/2021	820,359
385,000	Ingersoll-Rand Luxembourg Finance S.A. 4.50%, 03/21/2049	495,555

		3,547,676

	Office/Business Equipment - 0.0%
	CDW LLC / CDW Finance Corp.
320,000	4.13%, 05/01/2025	338,304
250,000	4.25%, 04/01/2028	267,135

		605,439

	Oil & Gas - 1.0%
150,000	Aker BP ASA 5.88%, 03/31/2025(1)	157,709
	BP Capital Markets America, Inc.
1,355,000	3.54%, 04/06/2027	1,537,968
1,150,000	3.63%, 04/06/2030	1,332,011
CAD 840,000	Canadian Natural Resources Ltd. 2.89%, 08/14/2020	627,556
	Equinor ASA
$ 3,930,000	1.75%, 01/22/2026	4,107,188
1,420,000	3.63%, 04/06/2040	1,709,087
945,000	3.70%, 04/06/2050	1,165,343
	Exxon Mobil Corp.
2,620,000	4.23%, 03/19/2040	3,361,528
890,000	4.33%, 03/19/2050	1,194,394
	Hess Corp.
76,000	6.00%, 01/15/2040	87,371
606,000	7.13%, 03/15/2033	727,524
1,010,000	7.30%, 08/15/2031	1,212,718
3,025,000	Marathon Petroleum Corp. 4.70%, 05/01/2025	3,437,029
	Phillips 66

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 825,000	2.15%, 12/15/2030	$817,673
630,000	3.85%, 04/09/2025	706,479
285,000	QEP Resources, Inc. 5.25%, 05/01/2023	198,787
849,000	Saudi Arabian Oil Co. 2.88%, 04/16/2024(1)	893,623
	SM Energy Co.
130,000	6.13%, 11/15/2022	96,200
140,000	6.75%, 09/15/2026	70,000
360,000	Sunoco L.P. / Sunoco Finance Corp. 5.50%, 02/15/2026	369,000
1,870,000	Tullow Oil plc 7.00%, 03/01/2025(1)	1,112,650
937,000	Valero Energy Corp. 4.00%, 04/01/2029	1,069,652
145,000	WPX Energy, Inc. 5.25%, 09/15/2024	149,481
ARS 81,010,352	YPF S.A. 16.50%, 05/09/2022(1)	620,779

		26,761,750

	Packaging & Containers - 0.3%
$ 430,000	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. 4.13%, 08/15/2026(1)	446,254
5,150,000	Ball Corp. 4.00%, 11/15/2023	5,484,750
1,775,000	Mondelez International, Inc. 1.50%, 05/04/2025	1,842,052
620,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	654,534
265,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(1)	269,055

		8,696,645

	Pharmaceuticals - 1.4%
	AbbVie, Inc.
2,605,000	2.95%, 11/21/2026(1)	2,874,283
2,330,000	3.20%, 11/21/2029(1)	2,618,945
2,130,000	4.25%, 11/21/2049(1)	2,709,722
1,020,000	4.63%, 10/01/2042(1)	1,295,991
	Bausch Health Cos., Inc.
460,000	5.75%, 08/15/2027(1)	499,275
95,000	7.00%, 03/15/2024(1)	99,273
77,000	Baxalta, Inc. 3.60%, 06/23/2022	80,461
2,580,000	Bayer U.S. Finance LLC 4.25%, 12/15/2025(1)	2,958,695
1,910,000	Becton Dickinson and Co. 2.82%, 05/20/2030	2,098,772
	CVS Health Corp.
2,680,000	4.13%, 04/01/2040	3,265,219
580,000	5.05%, 03/25/2048	798,945
1,670,000	5.13%, 07/20/2045	2,271,701
3,015,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	3,442,641
	Pfizer, Inc.
1,920,000	1.70%, 05/28/2030	2,015,449
1,105,000	2.63%, 04/01/2030	1,249,734
1,450,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	1,478,912
	Takeda Pharmaceutical Co., Ltd.
1,065,000	2.05%, 03/31/2030	1,093,899
1,720,000	3.03%, 07/09/2040	1,869,233
545,000	3.18%, 07/09/2050	596,772
3,670,000	Teva Pharmaceutical Finance Netherlands B.V. 3.15%, 10/01/2026	3,347,811

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Upjohn, Inc.
$ 860,000	1.65%, 06/22/2025(1)	$885,013
680,000	2.30%, 06/22/2027(1)	714,597

		38,265,343

	Pipelines - 1.0%
270,000	Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025	307,870
55,000	Cheniere Energy Partners L.P. 4.50%, 10/01/2029	58,179
	DCP Midstream Operating L.P.
100,000	3.88%, 03/15/2023	100,260
200,000	4.95%, 04/01/2022	203,750
70,000	5.60%, 04/01/2044	61,230
	Energy Transfer Operating L.P.
1,340,000	3.75%, 05/15/2030	1,325,238
1,280,000	4.95%, 06/15/2028	1,367,908
1,420,000	5.25%, 04/15/2029	1,542,462
2,710,000	6.13%, 12/15/2045	2,850,164
515,000	6.25%, 04/15/2049	553,149
110,000	EQM Midstream Partners L.P. 6.50%, 07/01/2027(1)	121,286
2,245,000	Kinder Morgan Energy Partners L.P. 3.50%, 03/01/2021	2,271,595
	MPLX L.P.
70,000	1.21%, 09/09/2021, 3 mo. USD LIBOR + 0.900%(2)	69,664
40,000	4.00%, 02/15/2025	43,606
1,430,000	4.13%, 03/01/2027	1,560,478
1,240,000	4.25%, 12/01/2027	1,346,355
1,315,000	4.70%, 04/15/2048	1,417,107
265,000	5.20%, 03/01/2047	298,877
230,000	5.20%, 12/01/2047	252,022
195,000	5.50%, 02/15/2049	233,658
155,000	6.25%, 10/15/2022	156,483
	ONEOK, Inc.
325,000	2.20%, 09/15/2025	318,874
325,000	3.10%, 03/15/2030	305,880
240,000	4.00%, 07/13/2027	246,613
1,070,000	4.45%, 09/01/2049	973,465
1,155,000	5.85%, 01/15/2026	1,315,040
2,100,000	Sabine Pass Liquefaction LLC 4.50%, 05/15/2030(1)	2,422,505
	Sunoco Logistics Partners Operations L.P.
1,750,000	4.00%, 10/01/2027	1,783,124
165,000	5.30%, 04/01/2044	164,313
	TransCanada PipeLines Ltd.
2,305,000	4.10%, 04/15/2030	2,722,329
1,090,000	4.63%, 03/01/2034	1,325,554
160,000	Western Midstream Operating L.P. 5.05%, 02/01/2030	162,021
	Williams Cos., Inc.
75,000	4.90%, 01/15/2045	86,120
145,000	5.10%, 09/15/2045	171,467
275,000	5.80%, 11/15/2043	337,600
255,000	6.30%, 04/15/2040	327,601

		28,803,847

	Real Estate Investment Trusts - 0.4%
	American Tower Corp.
1,235,000	2.10%, 06/15/2030	1,284,482
1,140,000	2.40%, 03/15/2025	1,219,866
730,000	Brixmor Operating Partnership L.P. 4.05%, 07/01/2030	768,514
	Equinix, Inc.
400,000	1.80%, 07/15/2027	411,100
1,160,000	2.15%, 07/15/2030	1,195,345
	GLP Capital L.P. / GLP Financing II, Inc.

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,790,000	4.00%, 01/15/2031	$1,857,573
1,205,000	5.75%, 06/01/2028	1,361,771
2,245,000	SBA Tower Trust 2.84%, 01/15/2025(1)	2,342,914
570,000	VEREIT Operating Partnership L.P. 3.40%, 01/15/2028	591,525
145,000	VICI Properties L.P. / VICI Note Co., Inc. 4.25%, 12/01/2026(1)	149,350

		11,182,440

	Retail - 0.9%
150,000	1011778 BC ULC / New Red Finance, Inc. 4.25%, 05/15/2024(1)	153,000
	Alimentation Couche-Tard, Inc.
1,220,000	2.95%, 01/25/2030(1)	1,311,988
930,000	3.80%, 01/25/2050(1)	1,028,590
2,100,000	AutoZone, Inc. 3.63%, 04/15/2025	2,363,768
4,375,000	Home Depot, Inc. 3.30%, 04/15/2040	5,238,889
330,000	Lithia Motors, Inc. 4.63%, 12/15/2027(1)	350,724
	Lowe’s Cos., Inc.
2,660,000	3.38%, 09/15/2025	2,989,151
210,000	3.70%, 04/15/2046	249,035
1,545,000	4.55%, 04/05/2049	2,073,669
905,000	5.00%, 04/15/2040	1,235,472
	McDonald’s Corp.
1,495,000	3.35%, 04/01/2023	1,604,437
2,350,000	3.63%, 09/01/2049	2,788,029
2,075,000	4.20%, 04/01/2050	2,651,093
285,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	289,988
435,000	United Rentals North America, Inc. 4.88%, 01/15/2028	467,081
195,000	William Carter Co. 5.63%, 03/15/2027(1)	207,675

		25,002,589

	Semiconductors - 1.4%
2,030,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.88%, 01/15/2027	2,255,161
	Broadcom, Inc.
2,415,000	4.25%, 04/15/2026(1)	2,727,850
7,985,000	5.00%, 04/15/2030(1)	9,490,618
	Entegris, Inc.
540,000	4.38%, 04/15/2028(1)	568,868
250,000	4.63%, 02/10/2026(1)	259,780
	Intel Corp.
1,095,000	3.10%, 02/15/2060	1,268,826
840,000	4.10%, 05/19/2046	1,096,765
1,270,000	Lam Research Corp. 1.90%, 06/15/2030	1,345,773
	Microchip Technology, Inc.
3,640,000	2.67%, 09/01/2023(1)	3,768,296
110,000	4.25%, 09/01/2025(1)	115,634
2,015,000	NVIDIA Corp. 3.50%, 04/01/2040	2,420,343
	NXP B.V. / NXP Funding LLC
900,000	4.63%, 06/01/2023(1)	991,046
3,087,000	4.88%, 03/01/2024(1)	3,472,915
1,131,000	5.35%, 03/01/2026(1)	1,355,472
1,205,000	5.55%, 12/01/2028(1)	1,511,144
	NXP B.V. / NXP Funding LLC / NXP USA, Inc.
1,090,000	3.15%, 05/01/2027(1)	1,186,858
127,000	4.30%, 06/18/2029(1)	148,042

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 230,000	Qorvo, Inc. 5.50%, 07/15/2026	$246,857
	QUALCOMM, Inc.
806,000	4.65%, 05/20/2035	1,114,701
1,459,000	4.80%, 05/20/2045	2,073,398
300,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	324,000
211,000	Sensata Technologies UK Financing Co. plc 6.25%, 02/15/2026(1)	222,099

		37,964,446

	Software - 1.2%
	CDK Global, Inc.
150,000	4.88%, 06/01/2027	160,311
415,000	5.25%, 05/15/2029(1)	454,446
30,000	5.88%, 06/15/2026	32,060
349,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	365,054
	Fidelity National Information Services, Inc.
1,936,000	3.75%, 05/21/2029	2,319,346
490,000	4.25%, 05/15/2028	593,843
	Fiserv, Inc.
8,675,000	2.25%, 06/01/2027	9,291,412
1,560,000	3.20%, 07/01/2026	1,758,243
420,000	IQVIA, Inc. 5.00%, 05/15/2027(1)	448,219
	Microsoft Corp.
179,000	2.68%, 06/01/2060	197,734
830,000	3.70%, 08/08/2046	1,080,942
1,221,000	3.95%, 08/08/2056	1,710,283
	MSCI, Inc.
45,000	3.63%, 09/01/2030(1)	47,475
60,000	3.88%, 02/15/2031(1)	65,175
225,000	4.00%, 11/15/2029(1)	241,875
5,010,000	5.38%, 05/15/2027(1)	5,467,162
	Open Text Corp.
440,000	3.88%, 02/15/2028(1)	457,468
255,000	5.88%, 06/01/2026(1)	270,861
	Oracle Corp.
85,000	3.60%, 04/01/2040	100,644
4,945,000	3.85%, 04/01/2060	6,206,364
1,315,000	4.00%, 11/15/2047	1,656,716
250,000	Western Digital Corp. 4.75%, 02/15/2026	271,592

		33,197,225

	Telecommunications - 2.5%
	AT&T, Inc.
185,000	1.10%, 06/01/2021, 3 mo. USD LIBOR + 0.750%(2)	185,787
4,190,000	3.50%, 02/01/2061	4,343,467
CAD 1,175,000	3.83%, 11/25/2020	885,638
$ 2,595,000	4.35%, 06/15/2045	3,072,221
1,160,000	4.50%, 05/15/2035	1,392,480
1,075,000	4.50%, 03/09/2048	1,316,627
815,000	4.75%, 05/15/2046	1,015,416
4,500,000	GTP Acquisition Partners LLC 3.48%, 06/15/2050(1)	4,847,241
	Nokia Oyj
10,000	4.38%, 06/12/2027	10,675
455,000	6.63%, 05/15/2039	580,125
4,535,000	SoftBank Group Corp. 6.00%, 07/19/2023, (6.00% fixed rate until 07/19/2023; 5 year USD ICE Swap + 4.226% thereafter)(6)(8)(9)	4,349,909
325,000	Sprint Corp. 7.13%, 06/15/2024	379,129

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 3,115,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(1)	$3,646,668
	T-Mobile USA, Inc.
3,475,000	2.05%, 02/15/2028(1)	3,569,485
4,605,000	3.50%, 04/15/2025(1)	5,078,164
3,785,000	3.88%, 04/15/2030(1)	4,334,771
1,330,000	4.50%, 04/15/2050(1)	1,660,306
5,647,000	6.50%, 01/15/2026	5,952,785
	Telecom Italia Capital S.A.
145,000	6.00%, 09/30/2034	175,736
215,000	7.72%, 06/04/2038	298,521
3,065,000	Telefonica Celular del Paraguay S.A. 5.88%, 04/15/2027(1)	3,243,414
	Telefonica Emisiones S.A.
525,000	4.67%, 03/06/2038	642,922
215,000	4.90%, 03/06/2048	266,953
1,120,000	5.21%, 03/08/2047	1,442,761
	Verizon Communications, Inc.
485,000	4.00%, 03/22/2050	645,431
1,971,000	4.27%, 01/15/2036	2,531,376
465,000	4.40%, 11/01/2034	599,172
1,525,000	4.50%, 08/10/2033	1,986,602
2,070,000	4.67%, 03/15/2055	3,037,845
2,020,000	4.81%, 03/15/2039	2,765,416
845,000	5.01%, 08/21/2054	1,311,848
735,000	5.25%, 03/16/2037	1,037,076
1,935,000	Vodafone Group plc 6.15%, 02/27/2037	2,857,476

		69,463,443

	Transportation - 0.5%
	FedEx Corp.
835,000	3.30%, 03/15/2027	924,669
2,495,000	4.25%, 05/15/2030	2,993,931
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
2,445,000	2.70%, 11/01/2024(1)	2,574,593
2,650,000	4.00%, 07/15/2025(1)	2,968,485
	Union Pacific Corp.
110,000	3.25%, 02/05/2050	129,795
325,000	3.84%, 03/20/2060	414,393
2,495,000	4.38%, 09/10/2038	3,231,009

		13,236,875

	Water - 0.1%
	American Water Capital Corp.
885,000	2.80%, 05/01/2030	997,857
1,140,000	4.15%, 06/01/2049	1,562,304

		2,560,161

	Total Corporate Bonds (cost $911,216,469)	$990,211,654

Foreign Government Obligations - 2.3%
	Argentina - 0.0%
EUR 1,665,000	Argentine Republic Government International Bond 5.25%, 01/15/2028(6)(10)	767,256

	Bahrain - 0.1%
$ 1,270,000	Bahrain Government International Bond 7.38%, 05/14/2030(1)	1,454,404

	Chile - 0.1%
2,625,000	Chile Government International Bond 2.55%, 01/27/2032	2,817,964

	Dominican Republic - 0.2%
4,445,000	Dominican Republic International Bond 6.40%, 06/05/2049(1)	4,489,450

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Egypt - 0.1%
	Egypt Government International Bond
$ 1,400,000	7.63%, 05/29/2032(1)	$1,368,780
725,000	8.50%, 01/31/2047(6)	715,068
660,000	8.88%, 05/29/2050(1)	659,868

		2,743,716

	Ghana - 0.1%
	Ghana Government International Bond
2,290,000	6.38%, 02/11/2027(1)	2,112,525
1,420,000	7.63%, 05/16/2029(6)	1,321,310

		3,433,835

	Hungary - 0.0%
580,000	Hungary Government International Bond 6.38%, 03/29/2021	601,446

	Indonesia - 0.1%
	Indonesia Government International Bond
EUR 290,000	2.15%, 07/18/2024(6)	356,592
565,000	2.63%, 06/14/2023(6)	698,899
$ 955,000	3.38%, 04/15/2023(6)	1,003,505

		2,058,996

	Italy - 0.0%
EUR 170,000	Italy Certificati di Credito del Tesoro 0.00%, 11/27/2020(11)	200,455

	Macedonia - 0.1%
2,715,000	North Macedonia Government International Bond 3.68%, 06/03/2026(1)	3,385,963

	Mexico - 0.2%
	Mexico Government International Bond
$ 212,000	3.25%, 04/16/2030	216,982
620,000	4.50%, 04/22/2029	695,640
2,980,000	4.75%, 04/27/2032	3,415,080

		4,327,702

	Panama - 0.0%
235,000	Panama Government International Bond 3.16%, 01/23/2030	263,200

	Peru - 0.0%
575,000	Peruvian Government International Bond 2.39%, 01/23/2026	611,225

	Philippines - 0.0%
	Philippine Government International Bond
475,000	2.46%, 05/05/2030	520,786
200,000	2.95%, 05/05/2045	223,992

		744,778

	Qatar - 0.3%
	Qatar Government International Bond
2,380,000	3.40%, 04/16/2025(1)	2,624,807
3,900,000	3.75%, 04/16/2030(1)	4,582,968

		7,207,775

	Romania - 0.3%
	Romanian Government International Bond
EUR 1,630,000	3.62%, 05/26/2030(1)	2,122,633
$ 2,088,000	4.00%, 02/14/2051(1)(7)	2,187,907
EUR 3,473,000	4.63%, 04/03/2049(6)	4,895,923

		9,206,463

	Saudi Arabia - 0.1%
$ 2,300,000	Saudi Government International Bond 2.90%, 10/22/2025(1)	2,461,598

	Senegal - 0.1%
	Senegal Government International Bond
EUR 1,615,000	4.75%, 03/13/2028(6)	1,826,941

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 2,000,000	6.25%, 05/23/2033(6)	$1,982,900

		3,809,841

	South Korea - 0.0%
200,000	Korea Development Bank 0.87%, 03/12/2021, 3 mo. USD LIBOR + 0.550%(2)	200,191

	Supranational - 0.1%
MXN 47,065,000	Inter-American Development Bank 7.25%, 06/10/2021	2,136,736

	Tunisia - 0.1%
EUR 1,685,000	Banque Centrale de Tunisie International Bond 6.75%, 10/31/2023(1)	1,865,518

	United Arab Emirates - 0.3%
	Abu Dhabi Government International Bond
$ 1,950,000	2.50%, 04/16/2025(1)	2,076,750
2,900,000	3.13%, 04/16/2030(1)	3,266,067
2,225,000	3.88%, 04/16/2050(1)	2,817,384

		8,160,201

	Total Foreign Government Obligations (cost $60,437,181)	$62,948,713

Municipal Bonds - 1.9%
	Development - 0.3%
7,845,000	New York Transportation Dev Corp. Rev 4.25%, 09/01/2035	8,608,397

	Education - 0.1%
	Chicago, IL, Board of Education, GO
380,000	6.04%, 12/01/2029	391,343
1,145,000	6.14%, 12/01/2039	1,179,247
1,660,000	6.32%, 11/01/2029	1,729,454

		3,300,044

	General - 0.7%
	County of Riverside, CA
5,885,000	2.86%, 02/15/2026	6,238,453
5,895,000	3.07%, 02/15/2028	6,367,367
5,345,000	Philadelphia, PA, Auth for Industrial Dev 6.55%, 10/15/2028(12)	6,945,186

		19,551,006

	General Obligation - 0.3%
	California State, GO Taxable
235,000	7.30%, 10/01/2039	400,045
1,115,000	7.55%, 04/01/2039(7)	2,024,472
185,000	7.63%, 03/01/2040	333,020
205,000	State of Connecticut, GO 3.00%, 07/01/2021	209,272
	State of Illinois, GO
2,508,764	4.95%, 06/01/2023(7)	2,540,349
210,000	5.00%, 01/01/2023	216,573
520,000	5.56%, 02/01/2021	525,840
840,000	6.88%, 07/01/2025(12)	956,458

		7,206,029

	Transportation - 0.4%
	Metropolitan Transportation Auth, NY, Rev
2,540,000	5.00%, 11/15/2050	2,911,246
7,005,000	5.18%, 11/15/2049	8,209,020

		11,120,266

	Utility - Electric - 0.1%
1,927,000	Municipal Electric Auth, GA 6.64%, 04/01/2057	2,930,003

	Total Municipal Bonds (cost $48,476,881)	$52,715,745

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Senior Floating Rate Interests - 2.2%(13)
	Advertising - 0.0%
$ 297,750	Clear Channel Outdoor Holdings, Inc. 3.76%, 08/21/2026, 1 mo. USD LIBOR + 3.500%	$264,253

	Aerospace/Defense - 0.0%
437,445	TransDigm, Inc. 2.41%, 05/30/2025, 1 mo. USD LIBOR + 2.250%	$408,193

	Airlines - 0.0%
100,000	JetBlue Airways Corp. 6.25%, 06/17/2024, 1 mo. USD LIBOR + 5.250%	98,521
180,000	Mileage Plus Holdings LLC 6.25%, 06/20/2027, 1 mo. USD LIBOR + 5.250%	179,460
388,050	WestJet Airlines Ltd. 4.00%, 12/11/2026, 3 mo. USD LIBOR + 3.000%	283,979

		561,960

	Auto Manufacturers - 0.0%
468,597	Navistar, Inc. 3.69%, 11/06/2024, 3 mo. USD LIBOR + 3.500%	452,585

	Auto Parts & Equipment - 0.1%
472,120	Adient U.S. LLC 4.72%, 05/06/2024, 3 mo. USD LIBOR + 4.250%	464,056
201,679	Altra Industrial Motion Corp. 2.16%, 10/01/2025, 3 mo. USD LIBOR + 2.000%	195,125
EUR 635,000	Clarios Global L.P. 3.75%, 04/30/2026, 3 mo. EURIBOR + 3.750%	723,479
$ 411,888	Panther BF Aggregator 2 3.67%, 04/30/2026, 3 mo. USD LIBOR + 3.500%	401,504
145,000	Trico Group LLC 0.00%, 02/02/2024(14)	138,113

		1,922,277

	Beverages - 0.0%
EUR 490,000	Sunshine Investments B.V. 0.00%, 03/28/2025(14)	568,902

	Chemicals - 0.1%
$ 96,989	Cabot Microelectronics Corp. 2.19%, 11/15/2025, 1 mo. USD LIBOR + 2.000%	96,019
EUR 195,285	CTC AcquiCo GmbH 2.50%, 03/08/2025, 3 mo. EURIBOR + 2.500%	215,946
$ 222,750	Hexion, Inc. 3.80%, 07/01/2026, 3 mo. USD LIBOR + 3.500%	217,738
122,813	LTI Holdings, Inc. 3.67%, 09/06/2025, 3 mo. USD LIBOR + 3.500%	107,345
	Starfruit Finco B.V.
216,786	3.18%, 10/01/2025, 1 mo. USD LIBOR + 3.000%	209,320
EUR 100,000	3.25%, 10/01/2025, 3 mo. EURIBOR + 3.250%	114,026
$ 500,000	Tronox Finance LLC 3.06%, 09/22/2024, 3 mo. USD LIBOR + 2.750%	485,940
	Univar, Inc.
139,300	2.16%, 11/22/2026, 1 mo. USD LIBOR + 2.000%	135,086
351,676	2.41%, 07/01/2024, 3 mo. USD LIBOR + 2.250%	344,643

		1,926,063

	Commercial Services - 0.2%
376,894	Allied Universal Holdco LLC 4.41%, 07/12/2026, 1 mo. USD LIBOR + 4.250%	371,712
385,409	APX Group, Inc. 7.25%, 12/31/2025, 1 mo. USD LIBOR + 4.000%	360,519
209,088	Ascend Learning LLC 4.00%, 07/12/2024, 3 mo. USD LIBOR + 3.000%	204,383
383,761	Belron Finance U.S. LLC 2.77%, 10/30/2026, 1 mo. USD LIBOR + 2.500%	375,445
333,816	Blackhawk Network Holdings, Inc. 3.16%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	310,031

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 985,000	Deerfield Dakota Holding LLC 4.75%, 04/09/2027, 1 mo. USD LIBOR + 3.750%	$969,870
598,500	Dun & Bradstreet Corp. 3.92%, 02/08/2026, 1 mo. USD LIBOR + 3.750%	594,885
31,350	Energizer Holdings, Inc. 2.44%, 12/17/2025, 1 mo. USD LIBOR + 2.250%	31,037
EUR 185,000	LGC Group Holdings Ltd. 3.25%, 04/20/2027, 3 mo. EURIBOR + 3.250%	211,261
$ 678,322	Quikrete Holdings, Inc. 2.66%, 02/01/2027, 1 mo. USD LIBOR + 2.500%	654,072
EUR 105,975	Techem Verwaltungsgesellschaft 675 mbH 2.63%, 07/15/2025, 3 mo. EURIBOR + 2.625%	121,856
$ 863,300	Tempo Acquisition LLC 2.91%, 05/01/2024, 1 mo. USD LIBOR + 2.750%	839,991
EUR 430,000	Verisure Holding AB 0.00%, 10/21/2022(14)	502,173
100,000	Vertical Midco GmbH 0.00%, 07/14/2027(14)	115,690
$ 347,459	Weight Watchers International, Inc. 5.50%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	343,463

		6,006,388

	Construction Materials - 0.1%
92,107	Advanced Drainage Systems, Inc. 2.44%, 09/24/2026, 1 mo. USD LIBOR + 2.250%	90,841
417,142	Brookfield WEC Holdings, Inc. 3.75%, 08/01/2025, 1 mo. USD LIBOR + 3.000%	407,547
142,100	Hamilton Holdco LLC 2.31%, 01/02/2027, 1 mo. USD LIBOR + 2.000%	138,192
563,077	NCI Building Systems, Inc. 3.93%, 04/12/2025, 3 mo. USD LIBOR + 3.750%	550,763

		1,187,343

	Distribution/Wholesale - 0.1%
972,650	American Builders & Contractors Supply Co., Inc. 2.16%, 01/15/2027, 1 mo. USD LIBOR + 2.000%	942,868
324,171	Beacon Roofing Supply, Inc. 2.41%, 01/02/2025, 3 mo. USD LIBOR + 2.250%	314,157
193,538	SRS Distribution, Inc. 5.32%, 05/24/2025, 1 mo. USD LIBOR + 4.250%	189,667

		1,446,692

	Diversified Financial Services - 0.1%
	AlixPartners LLP
356,383	2.66%, 04/04/2024, 1 mo. USD LIBOR + 2.500%	348,364
EUR 98,750	3.25%, 04/04/2024, 3 mo. EURIBOR + 3.250%	113,539
$ 162,525	Aretec Group, Inc. 4.41%, 10/01/2025, 3 mo. USD LIBOR + 4.250%	148,914
	Crown Finance U.S., Inc.
EUR 31,447	2.38%, 02/28/2025, 1 mo. EURIBOR + 2.375%	23,383
$ 182,719	3.32%, 02/28/2025, 3 mo. USD LIBOR + 2.250%	114,980
138,250	Minotaur Acquisition, Inc. 5.16%, 03/29/2026, 3 mo. USD LIBOR + 5.000%	129,379
EUR 194,028	Nets Holding A/S 3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	220,071
$ 251,175	Refinitiv U.S. Holdings, Inc. 3.41%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	249,113
128,525	RP Crown Parent LLC 2.92%, 10/12/2023, 3 mo. USD LIBOR + 2.750%	127,882
198,713	UFC Holdings LLC 4.25%, 04/29/2026, 1 mo. USD LIBOR + 3.250%	192,793
285,192	Victory Capital Holdings, Inc. 2.80%, 07/01/2026, 1 mo. USD LIBOR + 2.500%	279,725

		1,948,143

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Electric - 0.0%
$ 271,881	Seadrill Operating LP 7.00%, 02/21/2021, 3 mo. USD LIBOR + 6.000%	$38,488

	Energy-Alternate Sources - 0.0%
240,077	BCP Renaissance Parent LLC 4.50%, 11/01/2024, 3 mo. USD LIBOR + 3.500%	215,870
97,500	Medallion Midland Acquisition LLC 4.25%, 10/30/2024, 3 mo. USD LIBOR + 3.250%	87,116

		302,986

	Engineering & Construction - 0.0%
503,126	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	458,056

	Entertainment - 0.0%
310,000	Banijay Entertainment S.A.S 0.00%, 03/01/2025(14)	299,150
590,961	Scientific Games International, Inc. 3.61%, 08/14/2024, 1 mo. USD LIBOR + 2.750%	536,929
108,075	Wyndham Hotels & Resorts, Inc. 1.91%, 05/30/2025, 3 mo. USD LIBOR + 1.750%	102,784

		938,863

	Food - 0.1%
104,213	B&G Foods, Inc. 2.66%, 10/10/2026, 1 mo. USD LIBOR + 2.500%	102,649
	Froneri International Ltd.
180,000	2.41%, 01/31/2027, 1 mo. USD LIBOR + 2.250%	172,382
EUR 200,000	2.63%, 01/31/2027, 3 mo. EURIBOR + 2.625%	227,750
$ 538,537	Hostess Brands LLC 3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	525,521
387,075	U.S. Foods, Inc. 3.07%, 09/13/2026, 3 mo. USD LIBOR + 2.000%	363,851

		1,392,153

	Food Service - 0.0%
98,500	8th Avenue Food & Provisions, Inc. 3.68%, 10/01/2025, 3 mo. USD LIBOR + 3.500%	96,850
	Aramark Services, Inc.
207,256	1.91%, 03/11/2025, 1 mo. USD LIBOR + 1.750%	196,634
299,250	1.91%, 01/15/2027, 1 mo. USD LIBOR + 1.750%	283,354
98,000	CHG PPC Parent LLC 2.91%, 03/30/2025, 3 mo. USD LIBOR + 2.750%	94,815

		671,653

	Gas - 0.0%
108,625	Messer Industries USA, Inc. 2.81%, 03/01/2026, 3 mo. USD LIBOR + 2.500%	106,181

	Healthcare-Products - 0.0%
EUR 109,450	Grifols S.A. 2.25%, 11/15/2027, 3 mo. EURIBOR + 2.250%	127,219
$ 201,375	Lifescan Global Corp. 7.18%, 10/01/2024, 3 mo. USD LIBOR + 6.000%	183,251
211,355	Parexel International Corp. 2.91%, 09/27/2024, 3 mo. USD LIBOR + 2.750%	202,787

		513,257

	Healthcare-Services - 0.2%
179,075	CDRH Parent, Inc. 5.25%, 07/01/2021, 3 mo. USD LIBOR + 4.250%	115,503
99,750	CPI Holdco LLC 4.41%, 11/04/2026, 1 mo. USD LIBOR + 4.250%	98,254
129,551	DentalCorp Perfect Smile ULC 4.75%, 06/06/2025, 3 mo. USD LIBOR + 3.750%(15)	116,164
270,875	Envision Healthcare Corp. 3.91%, 10/10/2025, 3 mo. USD LIBOR + 3.750%	177,605
	EyeCare Partners LLC
52,027	3.75%, 02/20/2027, 1 mo. USD LIBOR + 0.500%(15)	47,572

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 222,416	4.82%, 02/20/2027, 1 mo. USD LIBOR + 3.750%	$203,372
285,930	Global Medical Response, Inc. 4.25%, 04/28/2022, 3 mo. USD LIBOR + 3.250%	282,119
EUR 333,200	IQVIA, Inc. 2.00%, 06/11/2025, 3 mo. EURIBOR + 2.000%	385,134
$ 332,055	Jaguar Holding Co. 3.50%, 08/18/2022, 3 mo. USD LIBOR + 2.500%	330,507
	MED ParentCo L.P.
57,008	4.61%, 08/31/2026, 1 mo. USD LIBOR + 4.250%(15)	51,511
227,510	4.61%, 08/31/2026, 1 mo. USD LIBOR + 4.250%	205,571
614,601	MPH Acquisition Holdings LLC 3.75%, 06/07/2023, 3 mo. USD LIBOR + 2.750%	604,485
299,306	Pathway Vet Alliance LLC 0.00%, 03/31/2027, 1 mo. USD LIBOR + 3.750%	293,135
100,000	Surf Holdings LLC 3.83%, 03/05/2027, 1 mo. USD LIBOR + 3.500%	97,000
221,266	Syneos Health, Inc. 1.91%, 08/01/2024, 3 mo. USD LIBOR + 1.750%	215,412
895,500	Zelis Healthcare Corp. 4.91%, 09/30/2026, 1 mo. USD LIBOR + 4.750%	892,625

		4,115,969

	Household Products - 0.0%
581,907	Diamond (BC) B.V. 3.26%, 09/06/2024, 3 mo. USD LIBOR + 3.000%	547,865
216,563	Revlon Consumer Products Corp. 4.25%, 09/07/2023, 1 mo. USD LIBOR + 3.500%	53,660
179,550	Reynolds Consumer Products LLC 1.91%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	175,819

		777,344

	Insurance - 0.1%
433,913	Acrisure LLC 3.66%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	416,773
	Asurion LLC
598,089	3.16%, 08/04/2022, 1 mo. USD LIBOR + 3.000%	589,716
496,067	3.16%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	488,006
441,515	6.66%, 08/04/2025, 3 mo. USD LIBOR + 6.500%	444,690
	Hub International Ltd.
225,400	3.26%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	218,606
134,325	5.00%, 04/25/2025, 1 mo. USD LIBOR + 4.000%	134,373
EUR 425,000	Lorca Finco plc 0.00%, 07/01/2027(14)	489,094
$ 100,000	Ryan Specialty Group LLC 0.00%, 06/29/2027(14)	99,250
	Sedgwick Claims Management Services, Inc.
349,675	3.41%, 12/31/2025, 3 mo. USD LIBOR + 3.250%	333,065
559,350	4.16%, 09/03/2026, 3 mo. USD LIBOR + 4.000%	545,266
100,000	5.25%, 09/03/2026, 1 mo. USD LIBOR + 4.250%	98,667

		3,857,506

	Leisure Time - 0.1%
	Caesars Resort Collection LLC
288,561	2.91%, 12/22/2024, 3 mo. USD LIBOR + 2.750%	265,043
560,000	4.69%, 07/20/2025, 1 mo. USD LIBOR + 4.500%	538,827
225,000	Carnival Corp. 8.50%, 06/30/2025, 1 mo. USD LIBOR + 7.500%	220,079
663,717	Delta (LUX) S.a.r.l. 3.50%, 02/01/2024, 3 mo. USD LIBOR + 2.500%	639,657
714,100	Golden Entertainment, Inc. 3.75%, 10/20/2024, 3 mo. USD LIBOR + 3.000%	648,938
297,370	Penn National Gaming, Inc. 3.00%, 10/15/2025, 3 mo. USD LIBOR + 2.250%	282,781

		2,595,325

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Lodging - 0.0%
$ 592,024	Boyd Gaming Corp. 2.36%, 09/15/2023, 3 mo. USD LIBOR + 2.250%	$571,386

	Machinery-Construction & Mining - 0.0%
85,415	Pike Corp. 4.25%, 07/24/2026, 1 mo. USD LIBOR + 3.250%	84,574
205,000	Pro Mach Group, Inc. 0.00%, 03/07/2025(14)	195,006

		279,580

	Machinery-Diversified - 0.0%
$ 223,374	Gates Global LLC 3.75%, 03/31/2024, 3 mo. USD LIBOR + 2.750%	217,883

	Media - 0.3%
179,913	Altice Financing S.A. 2.92%, 01/31/2026, 3 mo. USD LIBOR + 2.750%	172,716
622,685	AVSC Holding Corp. 4.25%, 03/01/2025, 3 mo. USD LIBOR + 3.250%	443,489
EUR 100,000	Banijay Entertainment S.A.S 0.00%, 03/04/2025(14)	113,476
$ 906,277	Charter Communications Operating LLC 1.92%, 02/01/2027, 1 mo. USD LIBOR + 1.750%	883,340
573,804	CSC Holdings LLC 2.68%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	553,962
324,183	E.W. Scripps Co. 2.66%, 05/01/2026, 1 mo. USD LIBOR + 2.500%	312,127
148,688	Gray Television, Inc. 2.67%, 01/02/2026, 3 mo. USD LIBOR + 2.500%	144,701
268,125	Houghton Mifflin Harcourt Publishing Co. 7.25%, 11/22/2024, 1 mo. USD LIBOR + 6.250%	238,631
809,551	ION Media Networks, Inc. 3.19%, 12/18/2024, 1 mo. USD LIBOR + 3.000%	784,001
281,143	MTN Infrastructure TopCo, Inc. 4.00%, 11/17/2024, 3 mo. USD LIBOR + 3.000%	273,645
94,112	NASCAR Holdings LLC 2.92%, 10/18/2026, 3 mo. USD LIBOR + 2.750%	91,850
480,313	Nexstar Broadcasting, Inc. 2.92%, 09/19/2026, 1 mo. USD LIBOR + 2.750%	466,806
99,750	Nielsen Finance LLC 4.75%, 06/04/2025, 1 mo. USD LIBOR + 3.750%	99,750
EUR 219,700	Nielsen Holding & Finance BV 3.75%, 06/04/2025, 3 mo. EURIBOR + 3.750%	255,173
$ 239,516	Shutterfly, Inc. 6.31%, 10/01/2026, 1 mo. USD LIBOR + 6.000%	211,572
310,156	Sinclair Television Group, Inc. 2.68%, 09/30/2026, 1 mo. USD LIBOR + 2.500%	300,272
472,625	Terrier Media Buyer, Inc. 4.41%, 12/17/2026, 1 mo. USD LIBOR + 4.250%	460,048
461,554	Univision Communications Inc. 4.75%, 03/24/2026, 1 mo. USD LIBOR + 3.750%	444,591
575,000	Vertical Midco GmbH 0.00%, 07/01/2027(14)	566,616
563,584	Web.com Group, Inc. 3.93%, 10/11/2025, 3 mo. USD LIBOR + 3.750%	534,543
495,779	William Morris Endeavor Entertainment LLC 2.92%, 05/18/2025, 3 mo. USD LIBOR + 2.750%	390,674

		7,741,983

	Metal Fabricate/Hardware - 0.0%
290,984	Circor International, Inc. 4.25%, 12/11/2024, 1 mo. USD LIBOR + 3.250%	282,801
212,018	RBS Global, Inc. 1.92%, 08/21/2024, 1 mo. USD LIBOR + 1.750%	209,027

		491,828

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Miscellaneous Manufacturing - 0.1%
$ 120,292	H.B. Fuller Co. 2.19%, 10/20/2024, 3 mo. USD LIBOR + 2.000%	$117,025
299,250	Ingersoll-Rand Services Co. 1.91%, 02/28/2027, 1 mo. USD LIBOR + 1.750%	287,205
498,741	Momentive Performance Materials, Inc. 3.42%, 05/15/2024, 3 mo. USD LIBOR + 3.250%	467,156
99,250	Tamko Building Products LLC 3.41%, 05/31/2026, 3 mo. USD LIBOR + 3.250%	97,265
417,681	USI, Inc. 3.31%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	403,150

		1,371,801

	Oil & Gas - 0.0%
	BCP Raptor LLC
113,850	4.91%, 11/03/2025, 3 mo. USD LIBOR + 4.750%	71,498
208,550	5.25%, 06/30/2024, 3 mo. USD LIBOR + 4.250%	158,237
485,000	California Resources Corp. 11.38%, 12/31/2021, 3 mo. USD LIBOR + 10.375%	15,360
646,774	Fieldwood Energy LLC 6.25%, 04/11/2022, 1 mo. USD LIBOR + 5.250%	147,678
345,745	NorthRiver Midstream Finance L.P. 3.55%, 10/01/2025, 3 mo. USD LIBOR + 3.250%	329,972
320,459	PES Holdings LLC 0.00%, 12/31/2022, 3 mo. USD LIBOR + 6.990%(10)	68,098
108,075	Traverse Midstream Partners LLC 5.00%, 09/27/2024, 3 mo. USD LIBOR + 4.000%	94,025

		884,868

	Oil & Gas Services - 0.0%
128,700	Lower Cadence Holdings LLC 4.16%, 05/22/2026, 3 mo. USD LIBOR + 4.000%	113,310
772,200	UGI Energy Services LLC 3.91%, 08/13/2026, 1 mo. USD LIBOR + 3.750%	760,941

		874,251

	Packaging & Containers - 0.1%
	Berry Global, Inc.
366,827	2.19%, 10/01/2022, 1 mo. USD LIBOR + 2.000%	359,583
277,200	2.19%, 07/01/2026, 1 mo. USD LIBOR + 2.000%	268,393
	Flex Acquisition Co., Inc.
97,852	3.55%, 06/29/2025, 3 mo. USD LIBOR + 3.250%	92,913
561,524	4.00%, 12/29/2023, 3 mo. USD LIBOR + 3.000%	543,376
139,925	Proampac PG Borrower LLC 3.89%, 11/18/2023, 3 mo. USD LIBOR + 3.500%	135,684
625,294	Reynolds Group Holdings, Inc. 2.91%, 02/05/2023, 3 mo. USD LIBOR + 2.750%	611,900

		2,011,849

	Pharmaceuticals - 0.1%
223,385	Bausch Health Cos., Inc. 3.18%, 06/01/2025, 3 mo. USD LIBOR + 3.000%	219,511
138,250	Catalent Pharma Solutions, Inc. 3.25%, 05/17/2026, 3 mo. USD LIBOR + 2.250%	137,098
810,000	Elanco Animal Health, Inc. 0.00%, 08/01/2027, 1 mo. USD LIBOR + 1.750%(14)	788,738
536,508	Endo International PLC 5.00%, 04/27/2024, 3 mo. USD LIBOR + 4.250%	512,183
721,375	Sunshine Luxembourg S.a.r.l. 5.32%, 10/02/2026, 1 mo. USD LIBOR + 4.250%	717,321

		2,374,851

	Real Estate - 0.0%
EUR 315,000	Boels Topholding B.V. 0.00%, 02/05/2027, 1 mo. USD LIBOR + 4.000%(14)	358,068

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 500,682	VICI Properties LLC 1.93%, 12/22/2024, 1 mo. USD LIBOR + 1.750%	$480,539

		838,607

	Retail - 0.1%
578,638	Bass Pro Group LLC 6.07%, 09/25/2024, 3 mo. USD LIBOR + 5.000%	574,749
99,750	Buzz Merger Sub Ltd. 2.91%, 01/29/2027, 1 mo. USD LIBOR + 2.750%	96,758
362,243	Coty, Inc. 2.42%, 04/05/2025, 3 mo. USD LIBOR + 2.250%	311,076
348,555	Harbor Freight Tools USA, Inc. 3.25%, 08/16/2023, 3 mo. USD LIBOR + 2.500%	340,953
779,631	PetSmart, Inc. 5.00%, 03/11/2022, 1 mo. USD LIBOR + 4.000%(14)	775,250
156,800	Rodan & Fields LLC 4.18%, 06/07/2025, 3 mo. USD LIBOR + 4.000%	84,280
355,873	Staples, Inc. 5.69%, 04/12/2026, 3 mo. USD LIBOR + 5.000%	305,360
304,148	U.S. Foods, Inc. 1.91%, 06/27/2023, 1 mo. USD LIBOR + 1.750%	287,800

		2,776,226

	Semiconductors - 0.0%
167,822	Microchip Technology, Inc. 2.17%, 05/29/2025, 3 mo. USD LIBOR + 2.000%	166,563

	Software - 0.2%
99,750	AI Convoy (Luxembourg) S.a.r.l. 4.65%, 01/20/2027, 1 mo. USD LIBOR + 3.500%	96,757
447,920	Almonde, Inc. 4.50%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	413,703
343,231	CCC Information Services, Inc. 4.00%, 04/27/2024, 1 mo. USD LIBOR + 3.000%	339,586
672,817	Change Healthcare Holdings LLC 3.50%, 03/01/2024, 1 mo. USD LIBOR + 2.500%	657,302
324,188	DCert Buyer, Inc. 4.16%, 10/16/2026, 3 mo. USD LIBOR + 4.000%	318,573
255,670	Epicor Software Corp. 0.00%, 06/01/2022, 3 mo. USD LIBOR + 3.250%	255,563
218,517	Hyland Software, Inc. 4.00%, 07/01/2024, 3 mo. USD LIBOR + 3.250%	214,317
472,875	Playtika Holding Corp. 7.07%, 12/10/2024, 1 mo. USD LIBOR + 6.000%	476,422
245,625	Quest Software U.S. Holdings, Inc. 4.51%, 05/18/2025, 3 mo. USD LIBOR + 4.250%	238,959
678,389	SS&C Technologies Holdings Europe S.a.r.l. 1.91%, 04/16/2025, 1 mo. USD LIBOR + 1.750%	657,095
	Ultimate Software Group, Inc.
328,522	3.91%, 05/03/2026, 3 mo. USD LIBOR + 3.750%	325,066
250,000	4.75%, 05/03/2026, 1 mo. USD LIBOR + 4.000%	249,907
1,075,622	WEX, Inc. 2.41%, 05/17/2026, 3 mo. USD LIBOR + 2.250%	1,037,018

		5,280,268

	Telecommunications - 0.1%
527,003	Altice France S.A. 3.86%, 01/31/2026, 3 mo. USD LIBOR + 3.688%	514,265
164,175	CenturyLink, Inc. 2.41%, 03/15/2027, 1 mo. USD LIBOR + 2.250%	157,859
190,000	LCPR Loan Financing LLC 5.18%, 10/15/2026, 1 mo. USD LIBOR + 5.000%	190,475
195,650	Level 3 Financing, Inc. 1.91%, 03/01/2027, 1 mo. USD LIBOR + 1.750%	189,333
320,000	T-Mobile USA, Inc. 3.16%, 04/01/2027, 1 mo. USD LIBOR + 3.000%	321,027
595,000	Telenet Financing USD LLC 2.18%, 04/30/2028, 6 mo. USD LIBOR + 2.000%	570,087

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 157,200	Zacapa LLC 5.57%, 06/29/2025, 3 mo. USD LIBOR + 4.500%	$154,056
	Zayo Group Holdings, Inc.
319,200	3.16%, 03/09/2027, 1 mo. USD LIBOR + 3.000%	309,624
EUR 99,750	3.25%, 03/09/2027, 3 mo. EURIBOR + 3.250%	113,560

		2,520,286

	Transportation - 0.0%
100,000	Boluda Corp. Maritima S.L. 3.50%, 08/01/2026, 3 mo. EURIBOR + 3.500%	113,047

	Total Senior Floating Rate Interests (cost $64,566,588)	$60,975,857

U.S. Government Agencies - 41.8%
	Mortgage-Backed Agencies - 41.8%
	FHLMC - 4.5%
$ 79,924	0.00%, 11/15/2036(11)(16)	$76,974
15,411,538	0.08%, 10/25/2020(3)(5)	2,752
7,200,365	0.29%, 01/25/2027(3)(5)	121,072
10,121,334	0.48%, 01/25/2034(3)(5)	514,784
22,448,929	0.61%, 03/25/2027(3)(5)	798,165
5,795,133	0.64%, 10/25/2026(3)(5)	199,594
12,317,421	0.75%, 06/25/2027(3)(5)	554,938
11,867,991	1.13%, 01/25/2030(3)(5)	1,076,604
12,420,000	1.54%, 05/25/2030(3)(5)	1,487,927
6,553,906	1.68%, 05/25/2030(3)(5)	852,641
1,513,438	1.75%, 10/15/2042	1,549,944
1,634,767	2.02%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(1)(2)	1,565,934
798,697	2.47%, 09/25/2030, 1 mo. USD LIBOR + 2.300%(2)	760,077
805,034	2.50%, 12/15/2026(5)	29,893
1,468,883	2.50%, 03/15/2028(5)	83,321
649,595	2.50%, 05/15/2028(5)	41,760
3,614,386	2.50%, 12/15/2042	3,767,764
3,967,081	2.52%, 02/25/2049, 1 mo. USD LIBOR + 2.350%(1)(2)	3,823,868
629,813	2.62%, 03/25/2049, 1 mo. USD LIBOR + 2.450%(1)(2)	612,069
1,081,769	2.75%, 12/15/2041	1,177,097
1,301,826	3.00%, 03/15/2028(5)	81,035
849,911	3.00%, 08/01/2029	908,197
750,622	3.00%, 05/15/2032(5)	39,776
9,696,518	3.00%, 10/01/2032	10,178,727
576,738	3.00%, 03/15/2033(5)	57,633
4,480,845	3.00%, 04/01/2033	4,704,385
3,423,902	3.00%, 11/01/2036	3,631,987
3,884,962	3.00%, 01/01/2037	4,121,045
302,000	3.00%, 04/15/2042	335,222
4,050,000	3.00%, 08/15/2043	4,334,813
7,045,631	3.00%, 11/01/2046	7,607,458
18,380,584	3.00%, 12/01/2046	19,560,070
995,000	3.12%, 10/25/2031(3)	1,171,740
874,981	3.25%, 11/15/2041	951,926
710,549	3.50%, 06/15/2026(5)	23,911
316,394	3.50%, 09/15/2026(5)	20,679
491,902	3.50%, 03/15/2027(5)	30,121
1,791,055	3.50%, 08/01/2034	1,932,464
2,653,478	3.50%, 03/15/2041(5)	159,188
2,995,533	3.50%, 01/15/2043(5)	440,236
763,970	3.50%, 06/01/2046	816,114
3,929,655	3.50%, 10/01/2047	4,161,144
5,692,930	3.50%, 01/01/2048	6,024,103
2,605,534	3.50%, 03/01/2048	2,848,670
431,470	3.50%, 04/01/2048	456,365
1,188,258	3.50%, 05/01/2048	1,256,952
1,345,147	4.00%, 08/01/2025	1,423,645
360,142	4.00%, 08/15/2026(5)	21,491
1,517,285	4.00%, 07/15/2027(5)	96,792
2,106,054	4.00%, 03/15/2028(5)	146,432
502,567	4.00%, 06/15/2028(5)	36,585

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,288,384	4.00%, 07/15/2030(5)	$126,953
3,996,744	4.00%, 05/25/2040(5)	456,591
881,616	4.00%, 11/15/2040	1,023,987
1,800,294	4.00%, 05/01/2042	1,977,026
475,965	4.00%, 08/01/2042	524,105
727,651	4.00%, 09/01/2042	801,252
341,156	4.00%, 07/01/2044	374,936
893,347	4.00%, 02/01/2046	969,769
463,948	4.00%, 09/01/2048	493,290
377,116	4.50%, 02/01/2039	417,862
3,103,482	4.50%, 05/01/2042	3,450,750
770,393	4.50%, 07/01/2042	856,607
554,055	4.50%, 09/01/2044	607,818
1,351,121	4.75%, 07/15/2039	1,544,994
71,598	5.00%, 03/01/2024	78,226
104,207	5.00%, 02/01/2028	114,523
95,462	5.00%, 04/01/2028	105,064
82,428	5.00%, 10/01/2028	90,079
255,949	5.00%, 09/01/2029	286,743
435,916	5.00%, 01/01/2030	488,952
265,697	5.00%, 09/01/2031	292,444
228,657	5.00%, 11/01/2031	251,786
44,440	5.00%, 09/01/2033	50,753
854,811	5.00%, 09/15/2033(5)	152,457
7,583	5.00%, 07/01/2035	8,700
150,486	5.00%, 04/01/2038	172,227
302,730	5.00%, 05/01/2039	347,661
454,680	5.00%, 08/01/2039	521,824
264,602	5.00%, 09/01/2039	301,302
370,216	5.00%, 01/01/2040	415,927
141,127	5.00%, 08/01/2040	161,807
8,166	5.00%, 02/01/2041	9,389
174,579	5.00%, 07/01/2041	200,124
282,806	5.00%, 04/01/2044	324,005
1,110,191	5.00%, 03/01/2047	1,218,858
554,418	5.00%, 04/01/2047	607,841
348,577	5.00%, 06/01/2047	381,810
61,171	5.00%, 11/01/2047	68,432
1,284,415	5.00%, 02/15/2048(5)	219,837
755,427	5.00%, 09/01/2048	826,705
385,345	5.00%, 10/01/2048	421,555
797,488	5.00%, 03/01/2049	871,841
37,814	5.50%, 08/15/2033	44,012
600,385	5.50%, 04/15/2036(5)	116,232
6,855	5.50%, 11/01/2037	7,925
788	5.50%, 02/01/2038	908
268,463	5.50%, 04/01/2038	309,271
30,683	5.50%, 06/01/2038	35,306
1,676,398	5.50%, 08/01/2038	1,937,887
85,169	5.50%, 05/01/2040	98,133
347,376	5.50%, 08/01/2040	399,575
347,917	5.50%, 06/01/2041	401,072
2,558,780	5.50%, 10/15/2046(5)	550,411
1,289,329	5.50%, 12/15/2046(5)	217,457
59,928	6.00%, 01/01/2023	62,245
22,528	6.00%, 11/01/2032	25,100
93,635	6.00%, 11/01/2033	110,791
68,884	6.00%, 02/01/2034	81,415
100,997	6.00%, 07/01/2034	119,332
31,883	6.00%, 08/01/2034	37,609
46,712	6.00%, 09/01/2034	54,688
23,206	6.00%, 01/01/2035	25,975
28,128	6.00%, 03/01/2035	33,253
20,873	6.00%, 05/01/2038	23,255
115,405	6.00%, 06/01/2038	131,110
453,381	6.00%, 05/15/2039	531,257

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 452,556	6.50%, 07/15/2036	$524,759

		125,171,874

	FNMA - 5.9%
$ 75,881	0.00%, 03/25/2036(11)(16)	$69,411
702,547	0.00%, 06/25/2036(11)(16)	659,770
100,000	0.00%, 09/25/2041(11)(16)	81,491
9,192,248	0.35%, 01/25/2030(3)(5)	216,216
14,214,611	1.57%, 05/25/2029(3)(5)	1,411,322
1,841,864	1.75%, 12/25/2042	1,893,136
1,490,307	2.00%, 09/25/2039	1,535,335
795,697	2.00%, 08/25/2043	801,022
460,232	2.50%, 06/25/2028(5)	26,760
352,620	2.50%, 01/01/2043	372,278
1,852,928	2.50%, 02/01/2043	1,976,628
1,574,543	2.50%, 03/01/2043	1,678,785
420,000	2.50%, 03/25/2043	463,945
865,885	2.50%, 04/01/2043	923,691
357,557	2.50%, 06/01/2043	381,118
645,803	2.50%, 08/01/2043	688,919
245,509	2.55%, 07/25/2044	253,639
1,768,249	2.83%, 05/25/2046(3)(5)	95,361
1,393,065	3.00%, 02/25/2027(5)	68,937
479,528	3.00%, 09/25/2027(5)	31,237
282,129	3.00%, 12/25/2027(5)	19,722
2,422,958	3.00%, 01/25/2028(5)	150,294
620,056	3.00%, 01/01/2030	651,492
8,530,279	3.00%, 04/25/2033(5)	572,416
1,975,096	3.00%, 08/01/2033	2,072,502
3,846,629	3.00%, 03/01/2037	4,087,856
183,290	3.00%, 10/01/2037	194,055
1,251,768	3.00%, 05/25/2047	1,296,567
4,866,146	3.00%, 09/25/2047	5,219,505
3,670,834	3.00%, 06/25/2048	3,854,687
4,543,882	3.00%, 08/25/2048	4,774,091
3,712,503	3.00%, 10/25/2048	4,031,394
3,426,899	3.00%, 08/25/2049	3,663,526
600,000	3.00%, 09/25/2057	665,781
1,985,240	3.10%, 04/25/2055(3)(5)	116,813
1,790,787	3.13%, 08/25/2044(3)(5)	81,589
1,612,362	3.19%, 06/25/2055(3)(5)	92,533
245,052	3.24%, 12/01/2026	275,401
629,445	3.30%, 12/01/2026	706,266
335,414	3.38%, 12/01/2029	388,157
528,836	3.41%, 11/01/2024	579,704
1,337,363	3.50%, 05/25/2027(5)	93,505
925,623	3.50%, 10/25/2027(5)	69,147
798,594	3.50%, 05/25/2030(5)	67,285
323,201	3.50%, 08/25/2030(5)	26,053
696,539	3.50%, 02/25/2031(5)	44,892
5,038,723	3.50%, 08/25/2033(5)	564,689
670,589	3.50%, 09/25/2035(5)	72,359
5,795,741	3.50%, 11/25/2039(5)	605,257
182,037	3.50%, 09/01/2043	196,572
1,466,394	3.50%, 10/01/2044	1,611,895
1,529,287	3.50%, 02/01/2045	1,642,284
2,283,362	3.50%, 01/01/2046	2,444,665
284,954	3.50%, 02/01/2046	305,233
1,613,076	3.50%, 03/01/2046	1,729,502
2,968,882	3.50%, 09/01/2046	3,162,143
1,450,527	3.50%, 10/01/2046	1,547,860
732,523	3.50%, 10/25/2046(5)	110,521
1,104,360	3.50%, 11/01/2046	1,213,879
3,057,626	3.50%, 05/01/2047	3,281,151
5,835,198	3.50%, 09/01/2047	6,219,044
3,965,694	3.50%, 11/25/2047	4,238,153

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 4,157,832	3.50%, 12/01/2047	$4,441,823
4,118,970	3.50%, 01/01/2048	4,358,606
963,021	3.50%, 02/01/2048	1,042,781
1,318,280	3.50%, 02/25/2048	1,384,309
500,000	3.50%, 05/25/2048	587,894
4,551,202	3.50%, 07/01/2048	4,858,948
8,772,520	3.50%, 09/01/2057	9,562,688
3,785,567	3.50%, 05/01/2058	4,126,540
5,046,318	3.50%, 12/25/2058	5,569,868
200,000	3.55%, 02/01/2030	233,288
382,845	4.00%, 06/01/2025	405,242
1,767,435	4.00%, 05/25/2027(5)	114,649
1,519,643	4.00%, 01/25/2038(5)	184,577
2,228,184	4.00%, 10/01/2040	2,449,970
974,397	4.00%, 11/01/2040	1,071,576
1,085,950	4.00%, 12/01/2040	1,193,879
345,552	4.00%, 02/01/2041	379,786
951,468	4.00%, 03/01/2041	1,046,688
2,600,596	4.00%, 06/01/2041	2,825,029
354,193	4.00%, 03/25/2042(5)	35,729
338,464	4.00%, 08/01/2042	372,611
741,065	4.00%, 09/01/2042	815,825
187,901	4.00%, 11/25/2042(5)	27,436
327,340	4.00%, 11/25/2043	367,590
126,701	4.00%, 06/01/2044	138,595
14,704	4.00%, 08/01/2044	16,109
142,187	4.00%, 10/01/2044	155,469
250,065	4.00%, 11/01/2044	272,746
150,385	4.00%, 03/01/2045	162,370
242,141	4.00%, 05/01/2045	263,751
1,059,834	4.00%, 07/01/2045	1,174,645
910,357	4.00%, 05/01/2046	984,040
1,014,684	4.00%, 06/01/2046	1,098,251
1,203,486	4.00%, 04/01/2047	1,333,091
3,495,788	4.00%, 10/01/2047	3,736,875
3,794,366	4.00%, 05/01/2048	4,033,849
3,246,617	4.00%, 09/01/2048	3,448,094
473,346	4.06%, 03/01/2030	564,188
212,390	4.50%, 08/01/2024	225,911
14,306	4.50%, 04/01/2025	15,155
330,943	4.50%, 07/25/2027(5)	23,141
617,424	4.50%, 09/01/2035	675,969
160,705	4.50%, 08/01/2040	178,935
1,783,915	4.50%, 10/01/2040	1,984,743
72,551	4.50%, 08/01/2041	81,326
21,439	4.50%, 09/01/2041	23,871
814,468	4.50%, 10/01/2041	906,120
3,082,037	4.50%, 08/25/2043(5)	484,399
681,445	4.50%, 09/01/2043	753,926
491,733	4.50%, 09/25/2048(5)	78,465
4,920,316	4.50%, 01/01/2051	5,474,767
49,353	5.00%, 01/01/2022	51,834
21,058	5.00%, 11/01/2023	23,008
188,504	5.00%, 04/25/2038	209,852
3,046,138	5.00%, 12/25/2043(5)	323,863
2,238,165	5.00%, 02/01/2049	2,448,208
951,208	5.00%, 03/01/2049	1,040,735
58,055	5.00%, 04/01/2049	63,470
153,943	5.47%, 05/25/2042(3)(5)	14,371
103,770	5.50%, 06/01/2022	106,615
112,860	5.50%, 06/01/2033	131,686
449,967	5.50%, 07/01/2033	525,220
28,565	5.50%, 08/01/2033	33,220
1,620,853	5.50%, 11/01/2035	1,893,529
382,480	5.50%, 04/01/2036	444,008
329,981	5.50%, 04/25/2037	388,260

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 678,344	5.50%, 11/01/2037	$781,917
3,085,005	5.50%, 11/25/2040(5)	527,299
853,026	5.50%, 06/25/2042(5)	187,075
1,358,481	5.50%, 09/25/2044(5)	297,250
1,182,399	5.50%, 07/25/2045(5)	224,489
8,796	6.00%, 11/01/2031	9,798
131,955	6.00%, 12/01/2032	150,797
156,896	6.00%, 03/01/2033	183,660
324,579	6.00%, 02/01/2037	382,508
219,312	6.00%, 12/01/2037	255,826
129,856	6.00%, 03/01/2038	152,235
97,390	6.00%, 10/01/2038	113,240
2,395,599	6.00%, 01/25/2042(5)	372,190
1,562,043	6.00%, 09/25/2047(5)	359,882
2,001	7.50%, 12/01/2029	2,106
10,143	7.50%, 03/01/2030	11,992
11,134	7.50%, 09/01/2031	11,454

		163,837,171

	GNMA - 10.4%
$ 1,336,826	1.75%, 09/20/2043	$1,364,258
478,103	2.00%, 10/20/2040	483,880
1,289,963	2.00%, 01/20/2042	1,327,393
548,176	2.14%, 04/20/2040	559,498
1,143,830	2.50%, 12/16/2039	1,196,099
1,975,470	2.50%, 07/20/2041	2,075,120
20,960,000	2.50%, 08/20/2050(17)	22,145,550
662,390	3.00%, 09/20/2028(5)	47,838
8,516,054	3.00%, 05/20/2035(5)	610,477
292,087	3.00%, 09/16/2042	320,811
284,521	3.00%, 09/20/2042	319,546
142,712	3.00%, 11/15/2042	153,344
508,083	3.00%, 02/16/2043(5)	65,410
147,802	3.00%, 06/15/2043	156,386
102,449	3.00%, 07/15/2043	108,161
141,959	3.00%, 10/15/2044	149,837
209,621	3.00%, 02/15/2045	221,195
84,474	3.00%, 03/15/2045	89,173
443,177	3.00%, 04/15/2045	467,682
689,156	3.00%, 04/20/2045	740,601
98,513	3.00%, 06/15/2045	103,992
3,652,360	3.00%, 07/15/2045	3,853,390
42,643	3.00%, 08/15/2045	44,981
105,095	3.00%, 11/20/2045	111,753
169,000	3.00%, 02/20/2046	187,523
1,140,071	3.00%, 10/20/2047	1,191,602
28,825,000	3.00%, 07/20/2050	30,539,818
52,255,000	3.00%, 08/20/2050(17)	55,257,621
281,075	3.50%, 02/16/2027(5)	19,800
695,591	3.50%, 03/20/2027(5)	54,753
735,320	3.50%, 07/20/2040(5)	48,315
408,503	3.50%, 12/20/2040	449,009
1,018,321	3.50%, 02/20/2041(5)	57,996
1,844,525	3.50%, 04/20/2042(5)	116,011
362,319	3.50%, 05/15/2042	388,840
2,913,579	3.50%, 10/20/2042(5)	403,728
964,701	3.50%, 12/15/2042	1,044,788
998,662	3.50%, 03/15/2043	1,081,620
898,543	3.50%, 04/15/2043	965,855
2,660,589	3.50%, 05/15/2043	2,856,957
317,066	3.50%, 05/20/2043(5)	46,502
1,402,650	3.50%, 07/20/2043(5)	153,942
993,438	3.50%, 07/20/2047	1,056,936
7,787,548	3.50%, 08/20/2047	8,274,224
290,023	3.50%, 09/20/2047	308,345
354,905	3.50%, 10/20/2047	377,611

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,653,706	3.50%, 11/20/2047	$1,754,086
1,522,039	3.50%, 03/20/2048	1,617,566
41,873,000	3.50%, 08/20/2050(17)	44,043,526
25,400,000	3.50%, 09/21/2050(17)	26,722,586
790,397	4.00%, 04/16/2026(5)	56,912
187,726	4.00%, 12/16/2026(5)	13,901
2,674,143	4.00%, 05/20/2029(5)	183,618
1,704,645	4.00%, 09/20/2040	1,872,731
205,583	4.00%, 10/20/2040	222,840
532,244	4.00%, 12/20/2040	599,776
114,048	4.00%, 02/15/2041	126,059
235,664	4.00%, 05/16/2042(5)	31,106
558,510	4.00%, 03/20/2043(5)	88,751
209,267	4.00%, 01/20/2044(5)	35,656
3,620,705	4.00%, 08/20/2045	3,917,665
2,036,179	4.00%, 03/20/2047(5)	256,693
926,548	4.00%, 11/20/2047	1,020,735
3,790,603	4.00%, 03/20/2048	4,117,767
6,590,380	4.00%, 07/20/2048	7,020,533
11,095,000	4.00%, 09/21/2050(17)	11,778,042
24,840	4.50%, 07/15/2033	27,393
73,301	4.50%, 05/15/2040	81,318
498,735	4.50%, 09/16/2040	546,910
374,641	4.50%, 06/15/2041	413,229
38,937	4.50%, 09/20/2041	42,862
21,569	4.50%, 05/20/2044	23,779
1,115,297	4.50%, 06/20/2044	1,229,550
955,975	4.50%, 10/20/2044	1,053,920
828,699	4.50%, 04/20/2045(5)	139,794
1,631,302	4.50%, 05/20/2045	277,956
5,300,826	4.50%, 08/20/2045	863,517
846,913	4.50%, 01/20/2046	933,429
2,992,010	4.50%, 12/16/2046(5)	453,445
3,921,221	4.50%, 01/20/2047(5)	401,377
3,713,076	4.50%, 05/20/2048(5)	467,892
5,452,776	4.50%, 08/20/2049	5,819,117
9,747,926	4.50%, 09/20/2049	10,402,362
110,550	5.00%, 05/20/2034	125,769
35,840	5.00%, 07/15/2039	41,199
2,373,301	5.00%, 02/16/2040(5)	432,014
341,971	5.00%, 05/20/2040(5)	67,814
614,887	5.00%, 06/15/2041	710,888
829,383	5.00%, 10/16/2041(5)	145,041
961,868	5.00%, 03/15/2044	1,111,356
1,379,398	5.00%, 06/20/2046(5)	183,146
552,273	5.00%, 01/16/2047(5)	101,721
366,428	5.00%, 09/16/2047(5)	63,283
415,556	5.00%, 06/20/2048(5)	67,819
5,200,000	5.00%, 08/20/2050(17)	5,710,877
390,132	5.50%, 05/15/2033	452,934
28,308	5.50%, 06/15/2035	32,958
43,879	5.50%, 04/15/2038	48,674
307,724	5.50%, 05/20/2038	354,893
1,642,343	5.50%, 03/20/2039(5)	284,404
1,582,921	5.50%, 02/16/2047(5)	284,017
782,839	5.50%, 02/20/2047(5)	121,249
371,703	5.50%, 05/20/2047(5)	68,723
1,000,000	5.50%, 08/20/2050(17)	1,100,570
1,433,087	5.85%, 07/20/2039(3)(5)	242,024
61,625	6.00%, 02/15/2029	68,373
85,147	6.00%, 11/15/2032	98,131
105,871	6.00%, 02/15/2033	117,767
21,658	6.00%, 07/15/2033	24,221
35,541	6.00%, 10/15/2034	39,539
187,887	6.00%, 03/15/2036	212,074
2,454	6.00%, 05/15/2036	2,799

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 91,920	6.00%, 10/15/2036	$109,271
22,325	6.00%, 01/15/2037	24,863
99,565	6.00%, 02/15/2037	118,349
163,971	6.00%, 06/15/2037	193,067
69,892	6.00%, 11/15/2037	79,097
45,934	6.00%, 06/15/2038	51,668
95,999	6.00%, 08/15/2038	113,520
196,376	6.00%, 10/15/2038	223,472
110,508	6.00%, 11/15/2038	126,503
50,120	6.00%, 12/15/2038	57,027
72,731	6.00%, 01/15/2039	82,355
2,646	6.00%, 03/15/2039	2,942
150,127	6.00%, 04/15/2039	167,053
214,266	6.00%, 08/15/2039	238,675
5,740	6.00%, 09/15/2039	6,377
31,746	6.00%, 11/15/2039	36,413
11,229	6.00%, 06/15/2040	12,479
118,482	6.00%, 09/15/2040	137,716
1,724,740	6.00%, 09/20/2040(5)	319,623
124,742	6.00%, 12/15/2040	144,649
376,834	6.00%, 06/15/2041	446,450
1,499,047	6.00%, 02/20/2046(5)	318,365
12,355	6.50%, 09/15/2028	13,769
1,898	6.50%, 10/15/2028	2,091
4,180	6.50%, 12/15/2028	4,679
33,332	6.50%, 05/15/2029	39,026
35,100	6.50%, 08/15/2031	38,687
3,247	6.50%, 09/15/2031	3,578
34,789	6.50%, 10/15/2031	39,177
115,454	6.50%, 11/15/2031	131,123
23,971	6.50%, 01/15/2032	27,295
13,109	6.50%, 03/15/2032	14,674
5,866	6.50%, 04/15/2032	6,546

		285,901,426

	UMBS - 21.0%
$ 45,100,000	2.00%, 08/17/2035(17)	$46,924,863
45,000,000	2.00%, 09/17/2035(17)	46,758,825
16,060,000	2.00%, 08/13/2050(17)	16,642,175
65,945,000	2.00%, 09/14/2050(17)	68,213,749
65,945,000	2.00%, 10/14/2050(17)	68,077,386
4,905,000	2.50%, 08/17/2035(17)	5,148,495
2,550,000	2.50%, 09/17/2035(17)	2,673,075
144,510,000	2.50%, 08/13/2050(17)	151,825,819
5,130,000	3.00%, 08/17/2035(17)	5,383,895
76,131,000	3.00%, 09/14/2050(17)	80,357,276
13,102,000	3.50%, 08/13/2050(17)	13,816,468
25,600,000	3.50%, 09/14/2050(17)	27,007,841
11,500,000	4.00%, 09/14/2050(17)	12,226,522
16,340,000	4.50%, 08/13/2050(17)	17,567,415
16,300,000	4.50%, 09/14/2050(17)	17,534,598

		580,158,402

	Total U.S. Government Agencies (cost $1,140,764,439)	$1,155,068,873

U.S. Government Securities - 18.6%
	Other Direct Federal Obligations - 0.0%
700,000	Tennessee Valley Authority 4.25%, 09/15/2065	1,082,682

	U.S. Treasury Securities - 18.6%
$ 3,413,150	U.S. Treasury Bonds 0.13%, 01/15/2030(18)	$3,783,009
	U.S. Treasury Bonds - 11.0%
3,628,658	1.00%, 02/15/2048(18)	5,141,776
3,800,000	1.25%, 05/15/2050	3,850,024
5,455,000	2.25%, 08/15/2049	6,875,218

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 18,100,000	2.50%, 02/15/2046(19)(20)	$23,414,754
23,034,000	2.88%, 11/15/2046(21)	31,951,577
17,840,000	3.00%, 02/15/2048	25,515,381
985,000	3.13%, 02/15/2043	1,386,849
55,100,000	3.13%, 08/15/2044(19)	78,207,563
22,900,000	3.13%, 05/15/2048	33,511,824
63,465,000	3.38%, 05/15/2044(19)	93,323,299

		306,961,274

	U.S. Treasury Notes - 7.5%
5,826,551	0.13%, 07/15/2030(18)	6,511,929
11,733,888	0.38%, 01/15/2027(18)	12,894,034
1,112,140	0.50%, 01/15/2028(18)	1,244,841
14,324,389	0.63%, 01/15/2026(18)	15,759,121
1,089,000	0.63%, 05/15/2030	1,098,018
11,763,577	0.88%, 01/15/2029(18)	13,704,795
2,766,341	1.00%, 02/15/2049(18)	3,968,606
25,270,000	1.63%, 02/15/2026	27,136,624
7,510,000	2.38%, 08/15/2024(19)	8,174,166
25,788,000	2.63%, 02/15/2029	30,421,781
30,700,000	2.88%, 08/15/2028	36,572,574
30,890,000	3.00%, 10/31/2025	35,315,958
10,320,000	3.13%, 11/15/2028	12,553,716

		205,356,163

	Total U.S. Government Securities (cost $434,513,949)	$513,400,119

Common Stocks - 0.0%
	Energy - 0.0%
38,914	Ascent Resources - Marcellus LLC Class A*(22)(23)	25,294
4,601	Foresight Energy LLC*	41,592
13,623	Philadelphia Energy Solutions Class A*	136
8,492	Templar Energy LLC Class A*	42

		67,064

	Total Common Stocks (cost $354,121)	$67,064

Preferred Stocks - 0.0%
	Banks - 0.0%
469	U.S. Bancorp Series A, 3.50%(2)(9)	392,975

	Total Preferred Stocks (cost $332,990)	$392,975

Warrants - 0.0%
	Energy - 0.0%
10,075	Ascent Resources - Marcellus LLC Expires 3/30/2023*(22)(23)	50

	Total Warrants (cost $806)	$50

	Total Long-Term Investments (cost $3,249,805,380)	$3,426,569,756

Short-Term Investments - 3.3%
	Certificates of Deposit - 0.0%
440,000	Credit Agricole Corporate and Investment Bank 0.70%, 09/24/2020, 3 mo. USD LIBOR + 0.400%(2)	440,012

	Commercial Paper - 0.1%
350,000	AT&T, Inc. 1.47%, 12/18/2020(24)	349,623
460,000	Intesa Funding LLC 1.76%, 08/14/2020(24)	459,689
	Nissan Motor Acceptance Corp.
250,000	1.39%, 01/29/2021(24)	245,549
400,000	1.91%, 10/15/2020(24)	397,186
250,000	VW CR, Inc. 1.38%, 08/11/2020(24)	249,896

		1,701,943

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount			Market Value†
	Repurchase Agreements - 2.9%
$ 80,871,399	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2020 at 0.07%, due on 08/03/2020 with a maturity value of $80,871,871; collateralized by U.S. Treasury Note 2.125%, maturing 05/15/2025, with a market value of $11,751,539, U.S. Treasury Note 2.750%, maturing 06/30/2025, with a market value $36,772,075 and U.S. Treasury Note 2.875%, maturing 05/31/2025, with a market value of $33,965,240		$80,871,399

	Securities Lending Collateral - 0.3%
380,546	Citibank NA DDCA, 0.09%, 8/3/2020(25)		380,546
444,055	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(25)		444,055
6,786,319	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.13%(25)		6,786,319

			7,610,920

	Total Short-Term Investments (cost $90,626,651)		$90,624,274

	Total Investments Excluding Purchased Options (cost $3,340,432,031)	127.4%	$3,517,194,030
	Total Purchased Options (cost $970,703)	0.0%	$882,959

	Total Investments (cost $3,341,402,734)	127.4%	$3,518,076,989
	Other Assets and Liabilities	(27.4)%	(757,263,280)

	Total Net Assets	100.0%	$2,760,813,709

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $721,828,503, representing 26.1% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2020. Base lending rates may be subject to a floor or cap.
(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Securities disclosed are interest-only strips.
(6)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $24,988,643, representing 0.9% of net assets.

(7)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(11)	Security is a zero-coupon bond.
(12)

Principal and interest payments are insured against loss by a financial guaranty assurance agency. At July 31, 2020, the aggregate value of these securities was $7,901,644, representing 0.3% of net assets.

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

(13)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2020.

(14)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(15)	This security, or a portion of this security, has unfunded loan commitments. As of July 31, 2020, the aggregate value of the unfunded commitment was $215,247, which rounds to 0.0% of total net assets.
(16)	Securities disclosed are principal-only strips.
(17)	Represents or includes a TBA transaction.
(18)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(19)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of July 31, 2020, the market value of securities pledged was $14,652,618.
(20)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2020, the market value of securities pledged was $6,513,441.
(21)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2020, the market value of securities pledged was $27,350,406.
(22)	Investment valued using significant unobservable inputs.
(23)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2020, the aggregate fair value of these securities was $25,344, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(24)	The rate shown represents current yield to maturity.
(25)	Current yield as of period end.

OTC Swaption Contracts Outstanding at July 31, 2020

Description	Counter -party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 02/24/60 *	DEUT	1.31%	Pay	02/28/30	USD	1,237,000	1,237,000	$331,525	$215,898	$115,627
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57 *	JPM	2.45%	Pay	08/02/27	USD	731,000	731,000	344,689	75,073	269,616

Total Calls								$676,214	$290,971	$385,243

Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 02/24/60 *	DEUT	1.31%	Receive	02/28/30	USD	1,237,000	1,237,000	$171,650	$215,898	$(44,248)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57 *	BOA	1.70%	Pay	11/23/20	USD	12,750,000	12,750,000	1,923	319,388	(317,465)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57 *	JPM	2.45%	Receive	08/02/27	USD	731,000	731,000	33,172	144,446	(111,274)

Total Puts								$206,745	$679,732	$(472,987)

Total purchased OTC swaption contracts								$882,959	$970,703	$(87,744)

*	Swaptions with forward premiums.

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

OTC Swaption Contracts Outstanding at July 31, 2020

Description	Counter -party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaption contracts:
Calls
CDX.NA.IG.34	GSC	72.50	Pay	08/19/20	USD	(190,845,000)	190,845,000	$(434,289)	$(438,943)	$4,654
CDX.NA.IG.34	MSC	70.00	Pay	08/19/20	USD	(108,965,000)	108,965,000	(167,396)	(190,689)	23,293
CDX.NA.IG.34	GSC	70.00	Pay	08/19/20	USD	(81,880,000)	81,880,000	(125,787)	(143,290)	17,503
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 04/06/51	BOA	0.90%	Pay	03/31/21	USD	(616,000)	616,000	(49,001)	(52,514)	3,513

Total Calls								$(776,473)	$(825,436)	$48,963

Written swaption contracts:
Puts
CDX.NA.IG.34	GSC	72.50	Pay	08/19/20	USD	(190,845,000)	190,845,000	$(231,268)	$(553,451)	$322,183
CDX.NA.IG.34	MSC	70.00	Pay	08/19/20	USD	(108,965,000)	108,965,000	(181,919)	(272,412)	90,493
CDX.NA.IG.34	GSC	70.00	Pay	08/19/20	USD	(81,880,000)	81,880,000	(136,700)	(196,512)	59,812
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 04/06/51	BOA	0.90%	Receive	03/31/21	USD	(616,000)	616,000	(30,263)	(52,514)	22,251

Total Puts								$(580,150)	$(1,074,889)	$494,739

Total written OTC swaption contracts								$(1,356,623)	$(1,900,325)	$543,702

Futures Contracts Outstanding at July 31, 2020

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	459	09/30/20	$101,431,829	$123,889
U.S. Treasury 5-Year Note Future	629	09/30/20	79,332,625	34,963
U.S. Treasury 10-Year Note Future	623	09/21/20	87,268,672	296,128

Total				$454,980

Short position contracts:
Euro-BUND Future	281	09/08/20	$58,759,854	$(505,400)
Euro-BUXL 30-Year Bond Future	9	09/08/20	2,383,654	(154,288)
U.S. Treasury 10-Year Ultra Future	1,005	09/21/20	160,046,250	(2,143,511)
U.S. Treasury Long Bond Future	163	09/21/20	29,711,844	(820,990)
U.S. Treasury Ultra Bond Future	103	09/21/20	23,451,812	(1,491,188)

Total				$(5,115,377)

Total futures contracts				$(4,660,397)

TBA Sale Commitments Outstanding at July 31, 2020

Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
UMBS, 4.00%	$ 1,528,500	08/13/20	$(1,623,792)	$(2,110)
UMBS, 5.00%	1,288,500	08/13/20	(1,409,553)	(3,276)

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
UMBS, 5.50%	5,650,000	08/13/20	$(6,238,748)	$(20,216)

Total (proceeds receivable $9,246,491)			$(9,272,093)	$(25,602)

At July 31, 2020, the aggregate market value of TBA Sale Commitments represents (0.3)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at July 31, 2020

Reference Entity	Counter- party		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.06	CSI	USD	1,597	(0.18%)	07/25/45	Monthly	$24	$—	$34	$10
ABX.HE.AAA.07	GSC	USD	150,119	(0.09%)	08/25/37	Monthly	31,613	—	8,314	(23,299)
ABX.HE.AAA.07	GSC	USD	657,523	(0.09%)	08/25/37	Monthly	139,176	—	36,103	(103,073)
ABX.HE.AAA.07	CSI	USD	1,426,135	(0.09%)	08/25/37	Monthly	347,092	—	78,305	(268,787)
ABX.HE.PENAAA.06	MSC	USD	182,833	(0.11%)	05/25/46	Monthly	19,989	—	16,434	(3,555)
ABX.HE.PENAAA.06	JPM	USD	604,178	(0.11%)	05/25/46	Monthly	65,898	—	54,307	(11,591)
ABX.HE.PENAAA.06	GSC	USD	487,432	(0.11%)	05/25/46	Monthly	119,759	—	43,813	(75,946)
CMBX.NA.AAA.12	JPM	USD	13,460,000	(0.50%)	08/17/61	Monthly	240,363	—	(29,420)	(269,783)
CMBX.NA.AAA.12	GSC	USD	3,440,000	(0.50%)	08/17/61	Monthly	8,233	—	(7,567)	(15,800)
PrimeX.ARM.2 (22)	MSC	USD	97,833	(4.58%)	12/25/37	Monthly	—	(206)	(469)	(263)

Total							$972,147	$(206)	$199,854	$(772,087)

Sell protection:
ABX.HE.AAA.06	MSC	USD	1,597	0.18%	07/25/45	Monthly	$—	$—	$(45)	$(45)
ABX.HE.AAA.07	MSC	USD	150,119	0.09%	08/25/37	Monthly	1,277	—	(8,243)	(9,520)
ABX.HE.AAA.07	MSC	USD	657,523	0.09%	08/25/37	Monthly	5,557	—	(36,103)	(41,660)
ABX.HE.AAA.07	MSC	USD	1,426,134	0.09%	08/25/37	Monthly	12,132	—	(78,305)	(90,437)
ABX.HE.PENAAA.06	BCLY	USD	1,274,446	0.11%	05/25/46	Monthly	—	(30,720)	(114,558)	(83,838)
CMBX.NA.BB.6	GSC	USD	243,000	5.00%	05/11/63	Monthly	—	(41,610)	(120,312)	(78,702)
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	Monthly	—	(312,494)	(906,051)	(593,557)
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	Monthly	—	(312,494)	(906,051)	(593,557)
CMBX.NA.BB.6	CSI	USD	1,830,000	5.00%	05/11/63	Monthly	—	(312,494)	(906,051)	(593,557)
CMBX.NA.BB.6	CSI	USD	1,835,000	5.00%	05/11/63	Monthly	—	(313,348)	(908,527)	(595,179)
CMBX.NA.BB.6	CSI	USD	2,680,000	5.00%	05/11/63	Monthly	—	(523,211)	(1,326,895)	(803,684)
CMBX.NA.BB.8	CSI	USD	530,000	5.00%	10/17/57	Monthly	—	(136,288)	(260,604)	(124,316)
CMBX.NA.BB.8	GSC	USD	890,000	5.00%	10/17/57	Monthly	—	(241,807)	(437,619)	(195,812)
CMBX.NA.BB.8	MSC	USD	1,270,000	5.00%	10/17/57	Monthly	—	(335,302)	(624,467)	(289,165)
CMBX.NA.BB.8	MSC	USD	1,485,000	5.00%	10/17/57	Monthly	—	(392,638)	(730,184)	(337,546)
CMBX.NA.BB.8	GSC	USD	1,625,000	5.00%	10/17/57	Monthly	—	(415,978)	(799,023)	(383,045)
CMBX.NA.BB.8	MSC	USD	3,099,000	5.00%	10/17/57	Monthly	—	(796,953)	(1,523,798)	(726,845)
CMBX.NA.BB.8	GSC	USD	2,890,000	5.00%	10/17/57	Monthly	—	(665,414)	(1,421,031)	(755,617)
CMBX.NA.BBB-.6	MSC	USD	360,000	3.00%	05/11/63	Monthly	—	(29,439)	(116,946)	(87,507)
CMBX.NA.BBB-.6	CSI	USD	815,000	3.00%	05/11/63	Monthly	—	(108,271)	(262,716)	(154,445)
CMBX.NA.BBB-.6	DEUT	USD	1,270,000	3.00%	05/11/63	Monthly	—	(180,745)	(409,385)	(228,640)
CMBX.NA.BBB-.6	GSC	USD	2,790,000	3.00%	05/11/63	Monthly	—	(294,973)	(899,591)	(604,618)
CMBX.NA.BBB-.6	MSC	USD	3,725,000	3.00%	05/11/63	Monthly	—	(524,587)	(1,200,756)	(676,169)
PrimeX.ARM.2 (22)	JPM	USD	97,833	4.58%	12/25/37	Monthly	3,342	—	469	(2,873)

Total							$22,308	$(5,968,766)	$(13,996,792)	$(8,050,334)

Total OTC credit default swap contracts							$994,455	$(5,968,972)	$(13,796,938)	$(8,822,421)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2020

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.EM.33.V2	USD	84,659,250	1.00%	06/20/25	Quarterly	$(5,997,485)	$(3,489,994)	$2,507,491
CDX.NA.IG.34.V1	USD	6,745,000	1.00%	06/20/25	Quarterly	90,722	106,097	15,375

Total						$(5,906,763)	$(3,383,897)	$2,522,866

Credit default swaps on single-name issues:
Sell protection:
Republic of Brazil	USD	1,650,000	1.00%	06/20/25	Quarterly	$(108,466)	$(87,614)	$20,852
Republic of South Africa Government Bond	USD	1,700,000	1.00%	06/20/25	Quarterly	(148,895)	(159,552)	(10,657)
Russian Federation	USD	1,530,000	1.00%	06/20/25	Quarterly	(542)	(1,424)	(882)

Total						$(257,903)	$(248,590)	$9,313

Total centrally cleared credit default swap contracts						$(6,164,666)	$(3,632,487)	$2,532,179

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2020

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
12 Mo. Federal Funds Rate	1.00% Fixed	USD	6,875,000	09/29/26	Annual	$128,452	$—	$(386,194)	$(514,646)
12 Mo. Federal Funds Rate	1.63% Fixed	USD	10,705,000	11/14/26	Annual	—	—	(1,093,727)	(1,093,727)
3 Mo. USD LIBOR	2.00% Fixed	USD	4,132,000	03/21/23	Semi-Annual	10,265	—	(227,034)	(237,299)
3 Mo. USD LIBOR	1.51% Fixed	USD	13,805,000	04/09/24	Semi-Annual	—	—	(734,801)	(734,801)
3 Mo. USD LIBOR	2.36% Fixed	USD	24,530,000	04/09/24	Semi-Annual	—	—	(2,138,776)	(2,138,776)
3 Mo. USD LIBOR	2.36% Fixed	USD	25,205,000	04/09/24	Semi-Annual	—	—	(2,195,109)	(2,195,109)
3 Mo. USD LIBOR	1.72% Fixed	USD	3,750,000	10/29/29	Semi-Annual	—	—	(436,588)	(436,588)
3 Mo. USD LIBOR	1.72% Fixed	USD	7,275,000	10/29/29	Semi-Annual	—	—	(850,415)	(850,415)
3 Mo. USD LIBOR	1.73% Fixed	USD	12,100,000	10/29/29	Semi-Annual	—	—	(1,421,290)	(1,421,290)
3 Mo. USD LIBOR	1.77% Fixed	USD	5,480,000	10/30/29	Semi-Annual	—	—	(663,759)	(663,759)
3 Mo. USD LIBOR	0.84% Fixed	USD	12,400,000	03/20/30	Semi-Annual	—	—	(412,697)	(412,697)
3 Mo. USD LIBOR	2.39% Fixed	USD	255,000	05/31/49	Semi-Annual	—	—	(110,984)	(110,984)
3 Mo. USD LIBOR	0.77% Fixed	USD	335,000	03/13/50	Semi-Annual	—	—	332	332
3 Mo. USD LIBOR	0.90% Fixed	USD	179,000	03/24/50	Semi-Annual	—	—	(6,431)	(6,431)
3 Mo. USD LIBOR	0.98% Fixed	USD	179,000	03/24/50	Semi-Annual	—	—	(6,806)	(6,806)
3 Mo. USD LIBOR	0.96% Fixed	USD	255,000	03/24/50	Semi-Annual	—	—	(13,416)	(13,416)
3 Mo. USD LIBOR	0.86% Fixed	USD	80,000	03/30/50	Semi-Annual	—	—	1,930	1,930
3 Mo. USD LIBOR	0.81% Fixed	USD	335,000	03/31/50	Semi-Annual	—	—	(3,712)	(3,712)
3 Mo. USD LIBOR	0.85% Fixed	USD	96,000	04/01/50	Semi-Annual	7	—	2,192	2,185
3 Mo. USD LIBOR	0.85% Fixed	USD	99,000	04/20/50	Semi-Annual	36	—	(2,101)	(2,137)
3 Mo. USD LIBOR	0.81% Fixed	USD	15,480,000	09/16/50	Semi-Annual	48,507	—	(125,373)	(173,880)

Total centrally cleared interest rate swap contracts						$187,267	$—	$(10,824,759)	$(11,012,026)

Foreign Currency Contracts Outstanding at July 31, 2020

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
244,896	USD	320,000	CAD	JPM	08/14/20	$5,983	$—
167,403	USD	220,000	CAD	CBK	08/14/20	3,150	—

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
226,200	USD	300,000	CAD	MSC	08/14/20	$2,219	$—
250,725	USD	325,000	CAD	DEUT	08/28/20	8,072	—
129,295	USD	170,000	CAD	MSC	09/18/20	2,363	—
553,133	USD	735,000	CAD	CBK	11/25/20	4,249	—
332,035	USD	440,000	CAD	HSBC	11/25/20	3,451	—
243,295	USD	207,000	EUR	NAB	08/31/20	—	(700)
114,814	USD	99,000	EUR	BCLY	08/31/20	—	(1,879)
4,622,160	USD	3,953,000	EUR	JPM	08/31/20	—	(37,323)
1,897,846	USD	1,617,000	EUR	HSBC	09/16/20	—	(8,827)
15,315,677	USD	13,569,000	EUR	JPM	09/16/20	—	(684,098)
190,261	USD	170,000	EUR	MSC	11/27/20	—	(10,508)
1,378,477	USD	1,088,000	GBP	BNP	09/16/20	—	(46,082)
2,318,930	USD	47,065,000	MXN	GSC	06/10/21	279,056	—
Total Foreign Currency Contracts						$308,543	$(789,417)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBK	Citibank NA
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NAB	National Australia Bank Limited

Currency Abbreviations:
ARS	Argentine Peso
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
USD	United States Dollar

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
ICE	Intercontinental Exchange, Inc.
MSCI	Morgan Stanley Capital International
MTA	Monthly Treasury Average Index
PrimeX.ARM	Markit PrimeX Adjustable Rate Mortgage Backed Security

Other Abbreviations:
CD	Certificate of Deposit
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EM	Emerging Markets
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GUKG5	UK Government Bonds 5 Year Note Generic Bid Yield
LIBOR	London Interbank Offered Rate

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PAC	Planned Amortization Class
PT	Perseroan Terbatas
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
PA	Port Authority
Rev	Revenue

The Hartford Total Return Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage-Backed Securities	$590,788,706	$—	$590,788,706	$—
Corporate Bonds	990,211,654	—	990,211,654	—
Foreign Government Obligations	62,948,713	—	62,948,713	—
Municipal Bonds	52,715,745	—	52,715,745	—
Senior Floating Rate Interests	60,975,857	—	60,975,857	—
U.S. Government Agencies	1,155,068,873	—	1,155,068,873	—
U.S. Government Securities	513,400,119	—	513,400,119	—
Common Stocks
Energy	67,064	—	41,770	25,294
Preferred Stocks	392,975	392,975	—	—
Warrants	50	—	—	50
Short-Term Investments	90,624,274	7,610,920	83,013,354	—
Purchased Options	882,959	—	882,959	—
Foreign Currency Contracts(2)	308,543	—	308,543	—
Futures Contracts(2)	454,980	454,980	—	—
Swaps - Credit Default(2)	2,543,728	—	2,543,728	—
Swaps - Interest Rate(2)	4,447	—	4,447	—

Total	$3,521,388,687	$8,458,875	$3,512,904,468	$25,344

Liabilities
Foreign Currency Contracts(2)	$(789,417)	$—	$(789,417)	$—
Futures Contracts(2)	(5,115,377)	(5,115,377)	—	—
Swaps - Credit Default(2)	(8,833,970)	—	(8,830,834)	(3,136)
Swaps - Interest Rate(2)	(11,016,473)	—	(11,016,473)	—
TBA Sale Commitments	(9,272,093)	—	(9,272,093)	—
Written Options	(1,356,623)	—	(1,356,623)	—

Total	$(36,383,953)	$(5,115,377)	$(31,265,440)	$(3,136)

(1)

For the period ended July 31, 2020, investments valued at $ 1,241,991 were transferred out of Level 3 due to the initiation of a vendor providing prices that are based on market activity which has been determined to be significant observable input and there were no transfers in to Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for period ended July 31, 2020 is not presented.

The Hartford World Bond Fund
Schedule of Investments July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage-Backed Securities - 7.9%
	Canada - 0.1%
$ 785,000	Canadian Pacer Auto Receivables Trust 3.63%, 01/19/2024(1)	$815,632
1,499,000	Master Credit Card Trust 4.02%, 07/21/2022(1)	1,497,893

		2,313,525

	Cayman Islands - 1.6%
2,000,000	ALM VII Ltd. 3.83%, 07/15/2029, 3 mo. USD LIBOR + 3.550%(1)(2)	1,938,850
100,000	AMMC CLO 16 Ltd. 3.82%, 04/14/2029, 3 mo. USD LIBOR + 3.550%(1)(2)	92,974
1,040,000	Apidos CLO 2.97%, 07/24/2031, 3 mo. USD LIBOR + 2.700%(1)(2)	1,037,378
2,125,000	Apidos CLO XII 2.88%, 04/15/2031, 3 mo. USD LIBOR + 2.600%(1)(2)	1,929,317
470,000	Apidos CLO XXXIII 4.59%, 07/24/2031, 3 mo. USD LIBOR + 4.320%(1)(2)	467,627
2,290,000	Arbor Realty Collateralized Loan Obligation Ltd. 2.23%, 02/15/2035, 1 mo. USD LIBOR + 2.050%(1)(2)	2,174,418
1,295,000	Arbor Realty Commercial Real Estate Notes Ltd. 1.93%, 09/15/2034, 1 mo. USD LIBOR + 1.750%(1)(2)	1,214,829
500,000	Atrium IX 3.97%, 05/28/2030, 3 mo. USD LIBOR + 3.600%(1)(2)	476,517
3,250,000	Atrium XII 1.91%, 04/22/2027, 3 mo. USD LIBOR + 1.650%(1)(2)	3,127,962
1,330,000	Bain Capital Credit CLO Ltd. 2.05%, 07/25/2030, 3 mo. USD LIBOR + 1.800%(1)(2)	1,306,229
1,335,000	BlueMountain CLO Ltd. 2.38%, 11/20/2028, 3 mo. USD LIBOR + 2.000%(1)(2)	1,285,198
2,350,000	BSPRT Issuer Ltd. 1.23%, 09/15/2035, 1 mo. USD LIBOR + 1.050%(1)(2)	2,304,069
2,000,000	Carbone CLO Ltd. 2.07%, 01/20/2031, 3 mo. USD LIBOR + 1.800%(1)(2)	1,890,758
500,000	Carlyle CLO Ltd. 3.07%, 04/30/2031, 3 mo. USD LIBOR + 2.800%(1)(2)	453,307
2,500,000	Carlyle Global Market Strategies CLO Ltd. 1.67%, 04/17/2031, 3 mo. USD LIBOR + 1.400%(1)(2)	2,358,217
2,350,000	Carlyle U.S. CLO Ltd. 1.68%, 01/15/2030, 3 mo. USD LIBOR + 1.400%(1)(2)	2,221,563
1,850,000	Cent CLO Ltd. 2.60%, 07/27/2030, 3 mo. USD LIBOR + 2.350%(1)(2)	1,757,642
1,015,000	Covenant Credit Partners CLO Ltd. 2.13%, 10/15/2029, 3 mo. USD LIBOR + 1.850%(1)(2)	1,010,199
1,705,000	Dryden 50 Senior Loan Fund 2.53%, 07/15/2030, 3 mo. USD LIBOR + 2.250%(1)(2)	1,635,177
1,000,000	Dryden CLO Ltd. 2.68%, 07/15/2030, 3 mo. USD LIBOR + 2.400%(1)(2)	982,566
2,146,880	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	1,923,269
2,937,500	Highbridge Loan Management Ltd. 1.99%, 02/05/2031, 3 mo. USD LIBOR + 1.450%(1)(2)	2,798,862
	LCM L.P.
1,040,000	1.67%, 04/20/2028, 3 mo. USD LIBOR + 1.400%(1)(2)	1,005,994
2,240,000	2.22%, 10/20/2027, 3 mo. USD LIBOR + 1.950%(1)(2)	2,142,305
3,010,000	LCM XXV Ltd. 1.48%, 07/20/2030, 3 mo. USD LIBOR + 1.210%(1)(2)	2,954,222
847,266	Mach I 3.47%, 10/15/2039(1)	703,293
	Madison Park Funding Ltd.
1,000,000	1.87%, 10/21/2030, 3 mo. USD LIBOR + 1.600%(1)(2)	964,605
1,750,000	2.17%, 04/20/2026, 3 mo. USD LIBOR + 1.900%(1)(2)	1,740,658
3,000,000	2.17%, 04/19/2030, 3 mo. USD LIBOR + 1.900%(1)(2)	2,870,115
1,130,000	2.46%, 07/23/2029, 3 mo. USD LIBOR + 2.200%(1)(2)	1,084,870

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 2,915,449	Northwoods Capital Ltd. 1.61%, 06/20/2029, 3 mo. USD LIBOR + 1.300%(1)(2)	$2,883,394
	Octagon Investment Partners Ltd.
2,140,000	2.16%, 01/22/2030, 3 mo. USD LIBOR + 1.900%(1)(2)	2,011,187
2,765,000	2.51%, 10/24/2030, 3 mo. USD LIBOR + 2.250%(1)(2)	2,624,181
1,500,000	OZLM Ltd. 2.13%, 04/15/2031, 3 mo. USD LIBOR + 1.850%(1)(2)	1,404,474
4,995,000	Shackleton CLO Ltd. 2.04%, 08/15/2030, 3 mo. USD LIBOR + 1.650%(1)(2)	4,782,273
1,500,000	Sound Point CLO II Ltd. 2.10%, 01/26/2031, 3 mo. USD LIBOR + 1.850%(1)(2)	1,395,704
1,000,000	Stewart Park CLO Ltd. 2.08%, 01/15/2030, 3 mo. USD LIBOR + 1.800%(1)(2)	945,718
903,516	Thunderbolt Aircraft Lease 4.15%, 09/15/2038(1)(3)	803,031
	Voya CLO Ltd.
2,500,000	2.18%, 10/15/2030, 3 mo. USD LIBOR + 1.900%(1)(2)	2,394,102
2,390,000	2.48%, 10/15/2031, 3 mo. USD LIBOR + 2.200%(1)(2)	2,324,199
1,295,000	2.52%, 10/18/2031, 3 mo. USD LIBOR + 2.250%(1)(2)	1,263,006
1,015,000	Westcott Park CLO Ltd. 2.52%, 07/20/2028, 3 mo. USD LIBOR + 2.250%(1)(2)	990,966
3,913,523	Zais CLO Ltd. 1.81%, 10/15/2028, 3 mo. USD LIBOR + 1.530%(1)(2)	3,877,507

		75,552,732

	United States - 6.2%
1,538,894	AASET Trust 3.84%, 05/15/2039(1)	1,396,994
904,021	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(1)(4)	900,055
	Angel Oak Mortgage Trust
355,512	2.77%, 12/25/2059(1)(4)	351,175
4,005,218	2.93%, 11/25/2059(1)(4)	3,969,189
610,000	BAMLL Commercial Mortgage Securities Trust 1.88%, 09/15/2034, 1 mo. USD LIBOR + 1.700%(1)(2)	563,164
	Bellemeade Re Ltd.
5,470,000	2.12%, 07/25/2029, 1 mo. USD LIBOR + 1.950%(1)(2)	5,109,345
4,883,000	2.82%, 06/25/2030, 1 mo. USD LIBOR + 2.650%(1)(2)	4,897,719
	Benchmark Mortgage Trust
21,216,116	0.54%, 07/15/2051(4)(5)	648,428
2,768,264	1.05%, 03/15/2052(4)(5)	199,264
	BX Commercial Mortgage Trust
2,230,850	1.26%, 10/15/2036, 1 mo. USD LIBOR + 1.080%(1)(2)	2,216,972
1,512,231	1.63%, 10/15/2036, 1 mo. USD LIBOR + 1.450%(1)(2)	1,502,848
3,773,459	2.18%, 10/15/2036, 1 mo. USD LIBOR + 2.000%(1)(2)	3,688,268
2,499,852	BX Trust 2.15%, 09/15/2037, 1 mo. USD LIBOR + 1.975%(1)(2)	1,916,622
895,000	CAMB Commercial Mortgage Trust 1.93%, 12/15/2037, 1 mo. USD LIBOR + 1.750%(1)(2)	889,448
7,092,109	Cantor Commercial Real Estate 1.14%, 05/15/2052(4)(5)	533,969
363,000	CF Hippolyta LLC 2.28%, 07/15/2060(1)	366,635
2,445,000	Chase Mortgage Reference Notes 2.43%, 10/25/2057, 1 mo. USD LIBOR + 2.250%(1)(2)	2,448,056
1,100,000	Chesapeake Funding II LLC 0.87%, 08/16/2032(1)	1,101,925
	Citigroup Commercial Mortgage Trust
265,000	4.15%, 01/10/2036(1)	286,506
1,120,000	4.68%, 01/10/2036(1)	1,173,637
1,865,000	4.75%, 01/10/2036(1)(4)	1,901,745
2,022,118	Citigroup Mortgage Loan Trust 3.23%, 11/25/2070(1)(3)	2,036,645
24,685,775	Commercial Mortgage Trust 0.59%, 02/10/2047(4)(5)	440,046
	Connecticut Avenue Securities Trust

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,855,000	2.22%, 01/25/2040, 1 mo. USD LIBOR + 2.050%(1)(2)	$1,760,195
1,909,948	2.27%, 06/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	1,883,443
2,275,000	2.27%, 10/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	2,222,265
2,448,814	2.32%, 09/25/2031, 1 mo. USD LIBOR + 2.150%(1)(2)	2,396,702
4,963,567	2.32%, 11/25/2039, 1 mo. USD LIBOR + 2.150%(1)(2)	4,464,812
1,695,992	2.47%, 08/25/2031, 1 mo. USD LIBOR + 2.300%(1)(2)	1,670,801
2,601,400	2.62%, 07/25/2031, 1 mo. USD LIBOR + 2.450%(1)(2)	2,557,420
2,709,000	3.17%, 01/25/2040, 1 mo. USD LIBOR + 3.000%(1)(2)	1,899,545
485,000	3.42%, 01/25/2040, 1 mo. USD LIBOR + 3.250%(1)(2)	330,097
345,000	3.82%, 02/25/2040, 1 mo. USD LIBOR + 3.650%(1)(2)	321,125
2,400,000	4.52%, 07/25/2031, 3 mo. USD LIBOR + 4.350%(1)(2)	2,204,663
3,990,000	5.42%, 06/25/2039, 1 mo. USD LIBOR + 5.250%(1)(2)	3,462,778
	CSAIL Commercial Mortgage Trust
11,328,565	0.61%, 08/15/2051(4)(5)	437,846
48,892,894	0.75%, 06/15/2057(4)(5)	1,406,145
13,388,688	0.84%, 04/15/2050(4)(5)	408,671
748,000	4.89%, 11/15/2051(4)	805,443
	CSMC Trust
3,800,000	2.84%, 02/25/2050(1)(4)	3,197,902
890,423	3.25%, 04/25/2047(1)(4)	920,489
328,318	DBUBS Mortgage Trust 0.69%, 11/10/2046(1)(4)(5)	1
1,107,826	Deephaven Residential Mortgage Trust 2.79%, 10/25/2059(1)(4)	1,122,162
	Domino’s Pizza Master Issuer LLC
2,431,250	3.08%, 07/25/2047(1)	2,445,667
1,548,400	4.12%, 07/25/2048(1)	1,652,648
9,650,000	Eagle RE Ltd. 1.97%, 01/25/2030, 1 mo. USD LIBOR + 1.800%(1)(2)	8,358,368
1,315,000	ExteNet LLC 3.20%, 07/26/2049(1)	1,318,058
	Fannie Mae Connecticut Avenue Securities
2,064,230	2.17%, 03/25/2031, 1 mo. USD LIBOR + 2.000%(2)	1,986,193
2,485,309	2.32%, 10/25/2030, 1 mo. USD LIBOR + 2.150%(2)	2,417,018
2,166,576	2.37%, 08/25/2030, 1 mo. USD LIBOR + 2.200%(2)	2,074,295
2,932,506	2.42%, 07/25/2030, 1 mo. USD LIBOR + 2.250%(2)	2,827,855
2,668,425	2.52%, 01/25/2031, 1 mo. USD LIBOR + 2.350%(2)	2,576,519
2,399,280	2.72%, 12/25/2030, 1 mo. USD LIBOR + 2.550%(2)	2,306,062
5,036,429	2.97%, 02/25/2030, 1 mo. USD LIBOR + 2.800%(2)	4,907,230
1,275,000	3.72%, 07/25/2030, 1 mo. USD LIBOR + 3.550%(2)	1,150,927
2,227,160	3.82%, 09/25/2029, 1 mo. USD LIBOR + 3.650%(2)	2,233,351
3,650,000	4.42%, 01/25/2031, 1 mo. USD LIBOR + 4.250%(2)	3,385,260
430,000	4.62%, 02/25/2030, 1 mo. USD LIBOR + 4.450%(2)	400,736
827,000	4.62%, 05/25/2030, 1 mo. USD LIBOR + 4.450%(2)	777,460
391,909	4.72%, 02/25/2025, 1 mo. USD LIBOR + 4.550%(2)	397,837
2,716,121	5.72%, 04/25/2028, 1 mo. USD LIBOR + 5.550%(2)	2,815,646
1,373,507	5.87%, 04/25/2028, 1 mo. USD LIBOR + 5.700%(2)	1,431,679
2,805,269	6.07%, 10/25/2028, 1 mo. USD LIBOR + 5.900%(2)	2,861,209
1,098,999	FCI Funding LLC 3.63%, 02/18/2031(1)	1,117,274
2,039,588	Five Guys Funding LLC 4.60%, 07/25/2047(1)	2,057,413
990,000	Ford Credit Auto Lease Trust 0.69%, 10/15/2023	991,291
1,313,435	Freddie Mac Strips 5.00%, 09/15/2036(5)	254,411
	FREMF Mortgage Trust
517,000	3.54%, 12/25/2049(1)(4)	562,401
1,050,000	3.54%, 02/25/2048(1)(4)	1,062,073
3,645,000	3.59%, 04/25/2048(1)(4)	3,740,134
1,855,000	3.76%, 07/25/2026(1)(4)	1,911,657
1,945,000	3.87%, 02/25/2050(1)(4)	2,037,446
2,500,000	3.88%, 02/25/2050(1)(4)	2,665,864
1,546,000	3.92%, 08/25/2052(1)(4)	1,591,580
4,055,000	3.94%, 12/25/2046(1)(4)	4,364,527
880,000	3.97%, 07/25/2052(1)(4)	908,810

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 920,000	3.98%, 04/25/2051(1)(4)	$951,010
2,175,000	4.04%, 07/25/2027(1)(4)	2,305,934
2,180,000	4.08%, 09/25/2025(1)(4)	2,266,620
3,155,000	4.16%, 04/25/2049(1)(4)	3,301,316
1,103,599	FWD Securitization Trust 2.44%, 01/25/2050(1)(4)	1,097,747
770,000	GCAT Trust 1.56%, 04/25/2065(1)(4)	770,075
3,155,000	GM Financial Automobile Leasing Trust 3.95%, 05/22/2023	3,223,514
3,125,000	GS Mortgage Securities Corp. Trust 1.63%, 09/15/2031, 1 mo. USD LIBOR + 1.450%(1)(2)	2,909,403
	GS Mortgage Securities Trust
3,596,166	0.96%, 02/10/2052(4)(5)	237,648
9,627,422	1.04%, 05/10/2050(4)(5)	558,741
1,370,000	Hawaii Hotel Trust 1.33%, 05/15/2038, 1 mo. USD LIBOR + 1.150%(1)(2)	1,323,168
	Hertz Vehicle Financing II L.P.
5,051,633	2.65%, 07/25/2022(1)	5,059,680
2,008,342	3.71%, 03/25/2023(1)	2,006,855
	Horizon Aircraft Finance Ltd.
1,833,750	3.43%, 11/15/2039(1)	1,597,649
2,130,322	4.46%, 12/15/2038(1)	1,942,739
5,080,000	JP Morgan Chase Commercial Mortgage Securities Trust 3.62%, 01/16/2037(1)	4,933,683
48,211,160	JPMBB Commercial Mortgage Securities Trust 0.63%, 09/15/2047(4)(5)	1,028,084
3,978,754	Legacy Mortgage Asset Trust 3.25%, 11/25/2059(1)(3)	3,961,433
2,070,322	LSTAR Securities Investment Ltd. 1.67%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	2,039,180
	LSTAR Securities Investment Trust
290,086	1.67%, 04/01/2024, 1 mo. USD LIBOR + 1.500%(1)(2)	285,758
988,736	1.87%, 03/01/2024, 1 mo. USD LIBOR + 1.700%(1)(2)	971,143
	MF1 Ltd.
3,025,000	2.17%, 12/25/2034, 1 mo. USD LIBOR + 2.000%(1)(2)	2,836,003
1,850,000	2.23%, 07/15/2035, 1 mo. USD LIBOR + 2.050%(1)(2)	1,857,278
1,880,984	MFA Trust 3.35%, 11/25/2047(1)(3)	1,890,546
12,324,247	Morgan Stanley Bank of America Merrill Lynch Trust 1.02%, 10/15/2048(4)(5)	489,119
	Morgan Stanley Capital I Trust
1,600,000	1.38%, 07/15/2035, 1 mo. USD LIBOR + 1.200%(1)(2)	1,530,773
8,861,410	1.43%, 06/15/2050(4)(5)	571,512
3,740,000	3.18%, 11/10/2036(1)(4)	2,792,589
1,620,000	Morgan Stanley Capital Trust 3.74%, 12/15/2036, 1 mo. USD LIBOR + 2.244%(1)(2)	1,468,197
1,040,000	Mortgage Insurance-Linked Notes 3.07%, 11/26/2029, 1 mo. USD LIBOR + 2.900%(1)(2)	875,528
1,305,000	MSCG Trust 1.36%, 10/15/2037, 1 mo. USD LIBOR + 1.180%(1)(2)	1,252,762
	Natixis Commercial Mortgage Securities Trust
800,000	4.32%, 01/15/2043(1)(4)	787,490
2,637,500	4.77%, 06/17/2038(1)(4)	1,745,560
4,295,000	Navient Private Education Refi Loan Trust 1.69%, 05/15/2069(1)	4,345,872
870,375	New Residential Mortgage LLC 4.09%, 07/25/2054(1)	845,313
3,306,830	New Residential Mortgage Loan Trust 4.34%, 07/25/2050(1)(3)	3,306,449
	NRZ Excess Spread-Collateralized Notes
488,081	3.19%, 01/25/2023(1)	490,552
221,664	3.27%, 02/25/2023(1)	223,098
1,665,338	Planet Fitness Master Issuer LLC 4.26%, 09/05/2048(1)	1,664,105
	PMT Credit Risk Transfer Trust

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,783,464	2.17%, 03/27/2024, 1 mo. USD LIBOR + 2.000%(1)(2)	$1,718,404
743,587	2.87%, 10/27/2022, 1 mo. USD LIBOR + 2.700%(1)(2)	711,054
	Preston Ridge Partners Mortgage Trust LLC
1,471,893	3.35%, 07/25/2024(1)(3)	1,461,908
1,458,015	3.50%, 10/25/2024(1)(4)	1,450,813
2,201,812	Pretium Mortgage Credit Partners LLC 3.11%, 07/27/2059(1)(3)	2,190,558
3,505,000	Santander Retail Auto Lease Trust 3.66%, 05/20/2024(1)	3,547,681
1,392,413	Sapphire Aviation Finance Ltd. 3.23%, 03/15/2040(1)	1,156,207
1,819,167	Sonic Capital LLC 4.03%, 02/20/2048(1)	1,879,436
224,021	START Ireland 3.54%, 11/15/2044(1)	192,329
1,521,423	Starwood Mortgage Residential Trust 4.38%, 10/25/2048(1)(4)	1,562,018
1,098,781	Store Master Funding LLC 3.96%, 10/20/2048(1)	1,159,015
	Structured Agency Credit Risk Trust
872,349	1.42%, 02/25/2047, 1 mo. USD LIBOR + 1.250%(1)(2)	852,344
1,180,000	2.27%, 09/25/2048, 1 mo. USD LIBOR + 2.100%(1)(2)	1,130,570
4,112,375	Taco Bell Funding LLC 4.32%, 11/25/2048(1)	4,239,859
	Vantage Data Centers Issuer LLC
1,060,192	3.19%, 07/15/2044(1)	1,085,304
1,863,842	4.07%, 02/16/2043(1)	1,931,738
	Vericrest Opportunity Loan Trust
549,763	2.98%, 02/25/2050(1)(3)	543,826
1,977,537	3.18%, 10/25/2049(1)(3)	1,960,522
3,941,061	3.28%, 11/25/2049(1)(3)	3,940,113
1,395,615	3.35%, 08/25/2049(1)(3)	1,397,077
2,831,463	3.35%, 09/25/2049(1)(3)	2,829,149
1,323,857	3.97%, 02/25/2049(1)(3)	1,323,277
1,485,000	3.97%, 03/25/2050(1)(3)	1,367,014
1,655,000	4.34%, 02/25/2050(1)(3)	1,518,884
2,767,906	Verus Securitization Trust 3.00%, 11/25/2059(1)(3)	2,817,365
3,839,349	VOLT LXXX LLC 3.23%, 10/25/2049(1)(3)	3,803,444
	VOLT LXXXIV LLC
1,552,643	3.23%, 01/25/2050(1)(3)	1,544,520
3,919,865	3.43%, 12/27/2049(1)(3)	3,913,109
2,033,113	Wave USA 3.60%, 09/15/2044(1)	1,862,290
2,000,000	Wells Fargo Commercial Mortgage Trust 3.07%, 08/15/2049(4)	1,476,753
	Wells Fargo N.A.
6,359,969	0.70%, 12/15/2052(4)(5)	347,766
3,699,687	0.96%, 02/15/2052(4)(5)	238,676
10,354,829	1.03%, 04/15/2052(4)(5)	765,635
25,040,177	1.36%, 03/15/2063(4)(5)	2,309,343
3,790,000	Westlake Automobile Receivables Trust 4.53%, 05/15/2023(1)	3,879,961
	WF-RBS Commercial Mortgage Trust
11,278,350	1.20%, 03/15/2047(4)(5)	362,412
4,095,000	5.22%, 06/15/2044(1)(4)	3,926,689
1,341,450	Wingstop Funding LLC 4.97%, 12/05/2048(1)	1,376,515

		285,117,763

	Total Asset & Commercial Mortgage-Backed Securities (cost $375,829,891)	$362,984,020

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 16.6%
	Bermuda - 0.0%
$ 2,425,000	Fly Leasing Ltd. 6.38%, 10/15/2021(6)	$2,249,187

	Canada - 0.2%
2,635,000	1011778 BC ULC / New Red Finance, Inc. 4.38%, 01/15/2028(1)	2,740,743
3,055,000	Bausch Health Cos., Inc. 6.13%, 04/15/2025(1)	3,154,287
1,160,000	Bombardier, Inc. 7.88%, 04/15/2027(1)	922,200
2,305,000	Tervita Corp. 7.63%, 12/01/2021(1)	1,820,950

		8,638,180

	Cayman Islands - 0.1%
3,950,000	Park Aerospace Holdings Ltd. 5.25%, 08/15/2022(1)	3,805,837
3,195,000	Transocean, Inc. 6.80%, 03/15/2038	818,719

		4,624,556

	France - 0.7%
	Altice France S.A.
EUR 3,685,000	2.50%, 01/15/2025(1)	4,217,089
4,555,000	3.38%, 01/15/2028(1)	5,241,406
1,635,000	5.88%, 02/01/2027(7)	2,053,621
2,335,000	La Financiere Atalian SASU 4.00%, 05/15/2024(7)	2,296,014
$ 870,000	Orange S.A. 4.13%, 09/14/2021	905,592
EUR 16,000,000	Renault S.A. 1.00%, 04/18/2024(7)	17,744,422

		32,458,144

	Germany - 0.1%
4,021,000	Techem Verwaltungsgesellschaft 675 mbH 2.00%, 07/15/2025(1)	4,535,237

	Ireland - 0.2%
$ 2,620,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.65%, 07/21/2027	2,382,023
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
1,645,000	4.13%, 08/15/2026(1)	1,707,181
1,310,000	5.25%, 08/15/2027(1)	1,371,269
GBP 1,677,000	Virgin Media Vendor Financing Notes DAC 4.88%, 07/15/2028(1)	2,223,621

		7,684,094

	Jersey - 0.1%
	Adient Global Holdings Ltd.
EUR 1,605,000	3.50%, 08/15/2024(7)	1,732,575
$ 960,000	4.88%, 08/15/2026(1)	896,400

		2,628,975

	Liberia - 0.0%
960,000	Royal Caribbean Cruises Ltd. 9.13%, 06/15/2023(1)	981,600

	Luxembourg - 0.8%
EUR 2,075,000	Altice Financing S.A. 2.25%, 01/15/2025(1)	2,336,823
1,585,000	ARD Finance S.A. (5.00% Cash, 5.75% PIK) 5.00%, 06/30/2027(1)(8)	1,818,602
	Medtronic Global Holdings SCA
17,480,000	0.00%, 03/07/2021(9)	20,599,843
7,880,000	1.00%, 07/02/2031	9,843,066

		34,598,334

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Mult - 0.1%
$ 420,000	Clarios Global L.P. / Clarios U.S. Finance Co. 8.50%, 05/15/2027(1)	$441,420
	Endo Dac / Endo Finance LLC / Endo Finco, Inc.
1,458,000	6.00%, 06/30/2028(1)	1,111,725
2,270,000	9.50%, 07/31/2027(1)	2,443,087
EUR 1,115,000	Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc. 4.38%, 05/15/2026(1)	1,313,415

		5,309,647

	Netherlands - 0.7%
1,415,000	Diamond (BC) B.V. 5.63%, 08/15/2025(7)	1,602,628
$ 4,475,000	Mondelez International Holdings Netherlands B.V. 2.00%, 10/28/2021(1)	4,552,465
	NXP B.V. / NXP Funding LLC
2,667,000	3.88%, 09/01/2022(1)	2,824,777
6,366,000	4.13%, 06/01/2021(1)	6,540,959
8,950,000	Siemens Financieringsmaatschappij N.V. 2.90%, 05/27/2022(1)	9,362,129
	Teva Pharmaceutical Finance Netherlands B.V.
4,550,000	2.20%, 07/21/2021	4,515,875
1,900,000	2.80%, 07/21/2023	1,842,620
405,000	6.75%, 03/01/2028(6)	449,550

		31,691,003

	Panama - 0.0%
	Carnival Corp.
EUR 695,000	10.13%, 02/01/2026(1)	822,319
$ 1,315,000	11.50%, 04/01/2023(1)	1,430,062

		2,252,381

	Spain - 0.1%
EUR 4,155,000	Banco Santander S.A. 1.00%, 12/15/2024(4)(10)	4,084,129

	Sweden - 0.0%
800,000	Verisure Midholding AB 5.75%, 12/01/2023(7)	946,933

	Switzerland - 0.9%
$ 18,175,000	Credit Suisse Group AG 7.50%, 12/11/2023, (7.50% fixed rate until 12/11/2023; 5 year USD Swap + 4.598% thereafter)(7)(10)(11)	19,924,344
11,590,000	UBS Group AG 7.13%, 08/10/2021, (7.13% fixed rate until 08/10/2021; 5 year USD Swap + 5.883% thereafter)(7)(10)(11)	11,952,187
9,325,000	UBS Group Funding Switzerland AG 6.88%, 03/22/2021, (6.88% fixed rate until 03/22/2021; 5 year USD ICE Swap + 5.497% thereafter)(7)(10)(11)	9,464,875

		41,341,406

	United Kingdom - 0.3%
990,000	AstraZeneca plc 3.50%, 08/17/2023	1,077,253
EUR 4,245,000	Ellaktor Value plc 6.38%, 12/15/2024(1)	3,841,838
$ 7,375,000	Sky Ltd. 3.13%, 11/26/2022(1)	7,828,440

		12,747,531

	United States - 12.3%
1,030,000	3M Co. 2.65%, 04/15/2025	1,125,647
7,370,000	Abbott Laboratories 2.95%, 03/15/2025	8,119,977
	AbbVie, Inc.
6,995,000	2.15%, 11/19/2021(1)	7,142,055
2,115,000	2.30%, 05/14/2021	2,143,205

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 2,190,000	3.38%, 11/14/2021	$2,274,426
815,000	Acrisure LLC / Acrisure Finance, Inc. 8.13%, 02/15/2024(1)	865,938
3,590,000	Alabama Power Co. 2.45%, 03/30/2022	3,705,351
	American Tower Corp.
4,315,000	2.40%, 03/15/2025	4,617,301
770,000	2.95%, 01/15/2025	838,657
1,000,000	4.00%, 06/01/2025	1,143,099
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
411,000	5.75%, 05/20/2027	450,045
1,227,000	5.88%, 08/20/2026	1,353,933
4,110,000	Anheuser-Busch InBev Finance, Inc. 3.70%, 02/01/2024	4,537,810
3,600,000	Anheuser-Busch InBev Worldwide, Inc. 3.50%, 01/12/2024	3,965,415
1,085,000	Antero Midstream Partners L.P. / Antero Midstream Finance Corp. 5.75%, 01/15/2028(1)	925,071
1,895,000	Apache Corp. 4.38%, 10/15/2028	1,892,631
	APX Group, Inc.
2,812,000	6.75%, 02/15/2027(1)	2,803,564
955,000	7.63%, 09/01/2023(6)	914,413
895,000	7.88%, 12/01/2022	901,713
	AT&T, Inc.
EUR 2,535,000	1.45%, 06/01/2022	3,053,280
2,714,000	2.65%, 12/17/2021	3,292,771
$ 3,015,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	3,185,347
	Ball Corp.
EUR 805,000	0.88%, 03/15/2024	928,413
1,585,000	1.50%, 03/15/2027	1,826,910
$ 3,550,000	Beacon Roofing Supply, Inc. 4.88%, 11/01/2025(1)	3,474,988
	Becton Dickinson and Co.
4,750,000	2.89%, 06/06/2022	4,931,022
4,700,000	3.13%, 11/08/2021	4,850,563
3,775,000	3.73%, 12/15/2024	4,200,950
1,720,000	Berry Global, Inc. 4.88%, 07/15/2026(1)	1,816,750
18,525,000	Boeing Co. 4.51%, 05/01/2023	19,382,129
995,000	Boyd Gaming Corp. 4.75%, 12/01/2027(1)	956,444
8,115,000	Broadcom, Inc. 4.70%, 04/15/2025(1)	9,280,765
	Buckeye Partners L.P.
900,000	4.13%, 03/01/2025(1)	904,500
2,700,000	4.50%, 03/01/2028(1)	2,686,500
1,067,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(1)	962,029
1,025,000	Cardtronics, Inc. / Cardtronics USA, Inc. 5.50%, 05/01/2025(1)	1,027,563
	Centene Corp.
1,350,000	3.38%, 02/15/2030	1,429,313
1,810,000	4.63%, 12/15/2029	2,018,621
5,775,000	CenterPoint Energy Resources Corp. 4.50%, 01/15/2021	5,823,743
3,375,000	CenterPoint Energy, Inc. 2.50%, 09/01/2022	3,501,866
	Charter Communications Operating LLC / Charter Communications Operating Capital
4,756,000	4.50%, 02/01/2024	5,279,810
9,300,000	4.91%, 07/23/2025	10,798,308
1,060,000	Chesapeake Energy Corp. 11.50%, 01/01/2025(1)(12)	98,050
	CHS/Community Health Systems, Inc.

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 2,645,000	6.63%, 02/15/2025(1)	$2,672,243
710,000	8.13%, 06/30/2024(1)(6)	449,977
	Cigna Corp.
2,968,000	3.20%, 09/17/2020	2,978,091
640,000	3.40%, 09/17/2021	661,108
8,460,000	4.13%, 11/15/2025	9,802,877
1,910,000	CNH Industrial Capital LLC 4.38%, 11/06/2020	1,926,485
	Colt Merger Sub, Inc.
460,000	5.75%, 07/01/2025(1)	478,400
770,000	6.25%, 07/01/2025(1)	803,206
290,000	8.13%, 07/01/2027(1)	295,438
1,655,000	Comcast Corp. 2.75%, 03/01/2023	1,754,173
2,750,000	Consolidated Edison Co. of New York, Inc. 0.70%, 06/25/2021, 3 mo. USD LIBOR + 0.400%(2)	2,758,258
	Constellation Brands, Inc.
1,010,000	1.09%, 11/15/2021, 3 mo. USD LIBOR + 0.700%(2)	1,009,902
1,350,000	3.75%, 05/01/2021	1,382,995
	Continental Resources, Inc.
985,000	4.38%, 01/15/2028	918,808
1,080,000	4.90%, 06/01/2044	930,150
675,000	Coty, Inc. 6.50%, 04/15/2026(1)	526,588
1,300,000	Cox Communications, Inc. 2.95%, 06/30/2023(1)	1,376,379
	Crown Castle International Corp.
3,300,000	3.20%, 09/01/2024	3,597,334
2,495,000	5.25%, 01/15/2023	2,773,992
	CVS Health Corp.
7,270,000	1.03%, 03/09/2021, 3 mo. USD LIBOR + 0.720%(2)	7,297,933
4,250,000	3.70%, 03/09/2023	4,572,412
4,050,000	4.10%, 03/25/2025	4,603,587
	Discovery Communications LLC
4,185,000	2.95%, 03/20/2023	4,404,206
1,750,000	3.80%, 03/13/2024	1,917,808
	Dominion Energy, Inc.
4,970,000	2.45%, 01/15/2023(1)	5,178,784
3,725,000	2.72%, 08/15/2021(3)	3,803,596
4,365,000	3.30%, 03/15/2025	4,848,634
3,975,000	Duke Energy Corp. 1.80%, 09/01/2021	4,032,125
395,000	Dun & Bradstreet Corp. 10.25%, 02/15/2027(1)	448,495
12,350,000	DuPont de Nemours, Inc. 2.17%, 05/01/2023	12,602,434
5,150,000	Eli Lilly & Co. 2.35%, 05/15/2022	5,325,347
	EQM Midstream Partners L.P.
1,135,000	6.00%, 07/01/2025(1)	1,203,849
930,000	6.50%, 07/15/2048	926,485
1,955,000	EQT Corp. 3.90%, 10/01/2027	1,842,197
	Equinix, Inc.
EUR 3,025,000	2.88%, 10/01/2025	3,621,454
15,575,000	2.88%, 02/01/2026	18,735,529
	ERAC USA Finance LLC
$ 937,000	2.60%, 12/01/2021(1)	953,459
1,550,000	3.30%, 10/15/2022(1)	1,616,128
2,325,000	Exelon Corp. 3.95%, 06/15/2025	2,677,691
965,000	FelCor Lodging L.P. 6.00%, 06/01/2025	955,350
EUR 23,275,000	Fidelity National Information Services, Inc. 0.63%, 12/03/2025	27,843,681

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 914,000	FirstCash, Inc. 5.38%, 06/01/2024(1)	$938,312
5,910,000	FirstEnergy Corp. 2.05%, 03/01/2025	5,993,519
1,950,000	Fiserv, Inc. 2.75%, 07/01/2024	2,106,577
2,025,000	Foothills Resource, Inc. 11.50%, 04/01/2023	203
832,000	Ford Motor Co. 8.50%, 04/21/2023	923,520
2,585,000	Ford Motor Credit Co. LLC 5.13%, 06/16/2025	2,755,791
7,325,000	Fox Corp. 3.05%, 04/07/2025	8,043,752
1,300,000	Freedom Mortgage Corp. 8.25%, 04/15/2025(1)	1,296,750
10,590,000	General Motors Co. 5.40%, 10/02/2023	11,678,687
	Genworth Holdings, Inc.
660,000	4.80%, 02/15/2024	580,800
1,050,000	4.90%, 08/15/2023	934,500
400,000	7.20%, 02/15/2021	399,000
1,475,000	7.63%, 09/24/2021(6)	1,478,688
3,370,000	Georgia Power Co. 2.40%, 04/01/2021	3,410,026
	Global Payments, Inc.
1,495,000	2.65%, 02/15/2025	1,601,294
825,000	3.75%, 06/01/2023	888,405
2,975,000	4.00%, 06/01/2023	3,239,447
	Gray Television, Inc.
1,785,000	5.13%, 10/15/2024(1)	1,833,713
220,000	5.88%, 07/15/2026(1)	227,616
	HCA, Inc.
3,670,000	3.50%, 09/01/2030	3,857,222
1,215,000	7.50%, 11/15/2095	1,488,375
12,535,000	Hewlett Packard Enterprise Co. 4.45%, 10/02/2023	13,759,014
2,025,000	Hill-Rom Holdings, Inc. 4.38%, 09/15/2027(1)	2,132,993
EUR 2,015,000	IQVIA, Inc. 2.25%, 01/15/2028(1)	2,348,980
$ 2,835,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(1)	2,572,762
925,000	Jersey Central Power & Light Co. 4.70%, 04/01/2024(1)	1,038,741
	Lithia Motors, Inc.
1,465,000	4.63%, 12/15/2027(1)	1,557,002
1,255,000	5.25%, 08/01/2025(1)	1,305,200
3,433,000	Lockheed Martin Corp. 2.50%, 11/23/2020	3,449,875
1,855,000	Mattel, Inc. 5.88%, 12/15/2027(1)	2,013,027
	McDonald’s Corp.
6,700,000	0.68%, 10/28/2021, 3 mo. USD LIBOR + 0.430%(2)	6,715,485
5,875,000	3.30%, 07/01/2025	6,585,674
7,680,000	Microchip Technology, Inc. 3.92%, 06/01/2021	7,862,098
8,040,000	Mondelez International, Inc. 2.13%, 04/13/2023	8,372,661
3,230,000	National Grid North America, Inc. 2.38%, 09/30/2020(7)	3,233,495
	Navient Corp.
1,300,000	5.88%, 03/25/2021	1,319,760
6,435,000	6.63%, 07/26/2021	6,595,875
4,160,000	7.25%, 01/25/2022	4,368,000

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 12,956,000	NextEra Energy Capital Holdings, Inc. 2.75%, 05/01/2025	$14,173,356
2,848,000	Occidental Petroleum Corp. 4.20%, 03/15/2048(6)	2,314,854
3,500,000	Oracle Corp. 1.90%, 09/15/2021	3,558,646
419,000	Par Pharmaceutical, Inc. 7.50%, 04/01/2027(1)	445,661
1,730,000	Party City Holdings, Inc. 6.63%, 08/01/2026(1)	397,900
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
1,000,000	2.70%, 03/14/2023(1)	1,036,736
4,815,000	3.38%, 02/01/2022(1)	4,969,071
2,225,000	3.45%, 07/01/2024(1)	2,423,824
1,083,000	3.90%, 02/01/2024(1)	1,174,599
1,625,000	4.25%, 01/17/2023(1)	1,750,284
1,225,000	4.88%, 07/11/2022(1)	1,316,530
6,865,000	PepsiCo, Inc. 2.25%, 03/19/2025	7,391,810
3,995,000	Performance Food Group, Inc. 5.50%, 10/15/2027(1)	4,124,837
2,230,000	Presidio Holdings, Inc. 8.25%, 02/01/2028(1)	2,319,200
1,825,000	Prestige Brands, Inc. 5.13%, 01/15/2028(1)	1,914,954
1,340,000	PVH Corp. 4.63%, 07/10/2025(1)	1,368,904
865,000	Radian Group, Inc. 4.50%, 10/01/2024	869,325
	SBA Tower Trust
895,000	1.88%, 07/15/2050(1)	900,667
1,665,000	2.84%, 01/15/2025(1)	1,737,618
	Southern Co.
4,400,000	2.35%, 07/01/2021	4,470,360
2,400,000	2.95%, 07/01/2023	2,549,960
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
3,660,000	4.74%, 09/20/2029(1)	3,980,250
4,660,000	5.15%, 09/20/2029(1)	5,455,369
	Staples, Inc.
2,275,000	7.50%, 04/15/2026(1)	1,995,857
900,000	10.75%, 04/15/2027(1)	571,500
3,990,000	Starwood Property Trust, Inc. 3.63%, 02/01/2021	3,940,125
2,010,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(1)	1,909,500
4,105,000	T-Mobile USA, Inc. 5.13%, 04/15/2025	4,207,625
2,980,000	Taylor Morrison Communities, Inc. 5.13%, 08/01/2030(1)	3,255,650
8,600,000	Thermo Fisher Scientific, Inc. 4.13%, 03/25/2025	9,913,429
950,000	TransDigm, Inc. 5.50%, 11/15/2027	901,265
6,200,000	Verizon Communications, Inc. 3.38%, 02/15/2025	6,961,628
456,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(1)	256,500
22,985,000	Volkswagen Group of America Finance LLC 2.90%, 05/13/2022(1)	23,830,799
1,030,000	Weight Watchers International, Inc. 8.63%, 12/01/2025(1)	1,087,011
850,000	WESCO Distribution, Inc. 5.38%, 12/15/2021	855,534
1,126,000	WMG Acquisition Corp. 5.50%, 04/15/2026(1)	1,168,225

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 1,812,000	Xerox Corp. 4.13%, 03/15/2023	$1,863,787

		564,208,463

	Total Corporate Bonds (cost $737,065,120)	$760,979,800

Foreign Government Obligations - 60.2%
	Australia - 8.4%
	Australia Government Bond
AUD 133,410,000	2.75%, 11/21/2027(7)	109,789,816
35,906,000	2.75%, 11/21/2028(7)	29,836,688
43,898,000	2.75%, 05/21/2041(7)	38,177,256
78,310,000	3.00%, 03/21/2047(7)	72,025,805
82,774,000	3.25%, 04/21/2025(7)	67,025,754
73,792,000	4.75%, 04/21/2027(7)	67,307,761

		384,163,080

	Azerbaijan - 0.1%
$ 4,150,000	Republic of Azerbaijan International Bond 4.75%, 03/18/2024(7)	4,469,990

	Canada - 11.6%
CAD 83,230,000	Canada Housing Trust No. 1 2.35%, 06/15/2023(1)	65,574,267
	Canadian Government Bond
115,002,000	2.00%, 09/01/2023	90,416,668
361,322,000	2.25%, 03/01/2024	288,679,944
9,365,000	Ontario T-Bill 1.57%, 08/26/2020(13)	6,990,417
103,274,000	Province of Ontario Canada 1.95%, 01/27/2023	79,993,113

		531,654,409

	China - 3.6%
	China Development Bank
CNY 98,760,000	3.07%, 03/10/2030	13,689,147
760,320,000	3.23%, 01/10/2025	108,722,655
	China Government Bond
95,040,000	2.68%, 05/21/2030	13,298,261
190,540,000	3.13%, 11/21/2029	27,463,750

		163,173,813

	Denmark - 8.4%
DKK 2,424,562,000	Denmark Government Bond 0.25%, 11/15/2020	384,246,816

	Indonesia - 0.1%
$ 4,065,000	Indonesia Government International Bond 4.13%, 01/15/2025(7)	4,524,304

	Italy - 0.5%
EUR 15,827,000	Italy Buoni Poliennali Del Tesoro 2.45%, 09/01/2050(1)(7)	20,725,895

	Japan - 9.8%
	Japan Treasury Discount Bill
JPY 13,294,000,000	0.10%, 10/05/2020(13)	125,610,737
17,186,250,000	0.11%, 08/03/2020(13)	162,357,886
17,141,400,000	0.12%, 08/11/2020(13)	161,937,616

		449,906,239

	Mexico - 0.2%
$ 8,300,000	Mexico Government International Bond 3.90%, 04/27/2025	8,988,319

	New Zealand - 4.5%
NZD 26,240,000	Housing New Zealand Ltd. 3.36%, 06/12/2025(7)	19,595,759
	New Zealand Government Bond
59,780,000	1.50%, 05/15/2031	42,690,117
76,655,000	2.75%, 04/15/2025(7)	56,504,962

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
NZD 95,310,000	2.75%, 04/15/2037(7)	$79,062,546
9,936,000	3.00%, 04/20/2029	7,905,686

		205,759,070

	Norway - 2.7%
	Norway Government Bond
NOK 742,291,000	1.38%, 08/19/2030(1)(7)	88,012,926
269,640,000	1.75%, 09/06/2029(1)(7)	32,869,545

		120,882,471

	Qatar - 0.2%
	Qatar Government International Bond
$ 4,135,000	3.40%, 04/16/2025(7)	4,560,326
5,355,000	3.40%, 04/16/2025(1)	5,905,815

		10,466,141

	Romania - 0.3%
10,114,000	Romanian Government International Bond 4.88%, 01/22/2024(7)	11,163,429

	Saudi Arabia - 0.1%
4,405,000	Saudi Government International Bond 2.50%, 02/03/2027(7)	4,626,660

	South Korea - 5.3%
	Korea Treasury Bond
KRW 94,542,680,000	1.38%, 09/10/2024	80,543,119
68,977,340,000	1.50%, 03/10/2025	59,029,880
115,298,380,000	2.25%, 06/10/2025	102,032,391

		241,605,390

	Sweden - 4.3%
	Kommuninvest I Sverige AB
SEK 1,126,450,000	1.00%, 11/13/2023(7)	132,068,650
547,150,000	1.00%, 05/12/2025(7)	64,543,646

		196,612,296

	United Arab Emirates - 0.1%
$ 6,155,000	Abu Dhabi Government International Bond 2.50%, 04/16/2025(1)	6,555,075

	Total Foreign Government Obligations (cost $2,625,023,622)	$2,749,523,397

Senior Floating Rate Interests - 2.2%(14)
	Denmark - 0.1%
EUR 2,332,742	Nets Holding A/S 3.25%, 02/06/2025, 3 mo. EURIBOR + 3.250%	2,645,855
$ 1,455,000	Vertical Midco GmbH 0.00%, 07/01/2027(15)	1,433,786

		4,079,641

	France - 0.0%
1,987,571	Numericable Group S.A. 2.91%, 07/31/2025, 3 mo. USD LIBOR + 2.750%	1,899,621

	Luxembourg - 0.0%
1,017,278	Almonde, Inc. 4.50%, 06/13/2024, 3 mo. USD LIBOR + 3.500%	939,568

	Sweden - 0.1%
EUR 2,485,000	Verisure Holding AB 0.00%, 10/21/2022(15)	2,902,092

	United Kingdom - 0.3%
	Froneri International Ltd.
$ 730,000	2.41%, 01/31/2027, 1 mo. USD LIBOR + 2.250%	699,106
EUR 2,545,000	2.63%, 01/31/2027, 3 mo. EURIBOR + 2.625%	2,898,115
100,000	5.75%, 01/31/2028, 3 mo. EURIBOR + 5.750%	116,764
$ 500,000	5.91%, 01/31/2028, 1 mo. USD LIBOR + 5.750%	482,500
EUR 585,000	LGC Group Holdings Ltd. 3.25%, 04/20/2027, 3 mo. EURIBOR + 3.250%	668,042

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 2,750,000	Loire Finco Luxembourg S.a.r.l. 3.67%, 04/20/2027, 1 mo. USD LIBOR + 3.500%	$2,646,875
EUR 3,890,000	Lorca Finco plc 0.00%, 07/01/2027(15)	4,476,654

		11,988,056

	United States - 1.7%
$ 987,525	Acrisure LLC 3.66%, 02/15/2027, 1 mo. USD LIBOR + 3.500%	948,518
	Asurion LLC
2,863,458	3.16%, 11/03/2023, 1 mo. USD LIBOR + 3.000%	2,816,927
2,367,273	6.66%, 08/04/2025, 3 mo. USD LIBOR + 6.500%	2,384,293
2,312,750	BCP Raptor LLC 4.91%, 11/03/2025, 3 mo. USD LIBOR + 4.750%	1,452,407
2,179,125	BellRing Brands LLC 6.00%, 10/21/2024, 1 mo. USD LIBOR + 5.000%	2,184,573
1,208,925	Belron Finance U.S. LLC 2.77%, 10/30/2026, 1 mo. USD LIBOR + 2.500%	1,182,728
2,935,100	Blackhawk Network Holdings, Inc. 3.16%, 06/15/2025, 3 mo. USD LIBOR + 3.000%	2,725,974
2,226,535	Brand Energy & Infrastructure Services, Inc. 5.25%, 06/21/2024, 3 mo. USD LIBOR + 4.250%	2,027,082
2,839,491	Caesars Resort Collection LLC 2.91%, 12/22/2024, 3 mo. USD LIBOR + 2.750%	2,608,072
1,615,000	Cardtronics USA, Inc. 5.00%, 06/29/2027, 1 mo. USD LIBOR + 4.000%	1,602,887
1,924,936	CCC Information Services, Inc. 4.00%, 04/27/2024, 1 mo. USD LIBOR + 3.000%	1,904,493
2,852,148	Core & Main L.P. 3.75%, 08/01/2024, 3 mo. USD LIBOR + 2.750%	2,771,946
4,695,106	Coty, Inc. 2.42%, 04/05/2025, 3 mo. USD LIBOR + 2.250%	4,031,923
1,753,874	CSC Holdings LLC 2.68%, 04/15/2027, 1 mo. USD LIBOR + 2.500%	1,693,225
2,227,912	Diamond (BC) B.V. 3.16%, 09/06/2024, 3 mo. USD LIBOR + 3.000%	2,097,579
3,843,288	Dun & Bradstreet Corp. 3.92%, 02/08/2026, 1 mo. USD LIBOR + 3.750%	3,820,074
2,872,517	Epicor Software Corp. 0.00%, 07/30/2027, 1 mo. USD LIBOR + 4.250%(15)	2,867,605
4,300,003	EVO Payments International LLC 3.42%, 12/22/2023, 3 mo. USD LIBOR + 3.250%	4,187,128
2,875,136	Flex Acquisition Co., Inc. 3.55%, 06/29/2025, 3 mo. USD LIBOR + 3.250%	2,730,028
3,831,050	Golden Entertainment, Inc. 3.75%, 10/20/2024, 3 mo. USD LIBOR + 3.000%	3,481,467
3,407,982	Hostess Brands LLC 3.00%, 08/03/2025, 1 mo. USD LIBOR + 2.250%	3,325,611
2,937,487	Hub International Ltd. 3.26%, 04/25/2025, 1 mo. USD LIBOR + 3.000%	2,848,951
2,550,811	Hyland Software, Inc. 4.00%, 07/01/2024, 3 mo. USD LIBOR + 3.250%	2,501,784
1,970,000	JetBlue Airways Corp. 6.25%, 06/17/2024, 1 mo. USD LIBOR + 5.250%	1,940,864
1,026,550	Lower Cadence Holdings LLC 4.16%, 05/22/2026, 3 mo. USD LIBOR + 4.000%	903,795
4,210,227	Medallion Midland Acquisition LLC 4.25%, 10/30/2024, 3 mo. USD LIBOR + 3.250%	3,761,838
1,376,708	Microchip Technology, Inc. 2.17%, 05/29/2025, 3 mo. USD LIBOR + 2.000%	1,366,383
3,839,167	Refinitiv U.S. Holdings, Inc. 3.41%, 10/01/2025, 1 mo. USD LIBOR + 3.250%	3,807,647
84,242	Reynolds Consumer Products LLC 1.91%, 02/04/2027, 1 mo. USD LIBOR + 1.750%	82,492
2,342,371	Reynolds Group Holdings, Inc. 2.91%, 02/05/2023, 3 mo. USD LIBOR + 2.750%	2,292,198

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
$ 3,690,638	USI, Inc. 3.31%, 05/16/2024, 3 mo. USD LIBOR + 3.000%	$3,562,240
2,596,258	Weight Watchers International, Inc. 5.50%, 11/29/2024, 3 mo. USD LIBOR + 4.750%	2,566,401

		78,479,133

	Total Senior Floating Rate Interests (cost $103,625,005)	$100,288,111

U.S. Government Agencies - 1.8%
	United States - 1.8%
	FHLMC - 1.0%
$ 2,591,463	1.27%, 03/25/2050, 1 mo. USD LIBOR + 1.100%(1)(2)	$2,590,837
3,264,795	1.51%, 02/25/2035(4)(5)	529,311
2,528,585	1.57%, 02/25/2049, 1 mo. USD LIBOR + 1.400%(1)(2)	2,416,807
13,667,078	1.65%, 01/25/2030(4)(5)	1,690,272
1,539,826	1.70%, 04/25/2030(4)(5)	209,236
3,690,853	1.72%, 09/25/2041(4)(5)	165,328
2,709,712	1.77%, 01/25/2048(4)(5)	251,146
6,562,000	1.81%, 03/25/2030(4)(5)	917,494
3,197,220	1.87%, 11/25/2047(4)(5)	426,839
5,823,080	1.95%, 10/25/2047(4)(5)	822,502
6,340,248	2.00%, 10/25/2044(4)(5)	746,144
1,479,915	2.02%, 09/25/2046(4)(5)	214,280
11,435,000	2.02%, 02/25/2041(4)(5)	145,290
2,067,395	2.02%, 09/25/2049, 1 mo. USD LIBOR + 1.850%(1)(2)	1,980,346
825,000	2.02%, 02/25/2050, 1 mo. USD LIBOR + 1.850%(1)(2)	781,385
1,955,000	2.07%, 01/25/2050, 1 mo. USD LIBOR + 1.900%(1)(2)	1,847,335
2,075,000	2.10%, 08/25/2047(4)(5)	310,015
7,245,592	2.11%, 06/25/2044(4)(5)	775,270
6,087,872	2.21%, 01/25/2042(4)(5)	390,860
79,985	2.22%, 04/25/2049, 1 mo. USD LIBOR + 2.050%(1)(2)	76,712
1,018,243	2.22%, 07/25/2049, 1 mo. USD LIBOR + 2.050%(1)(2)	975,563
1,070,000	2.32%, 01/25/2046(4)(5)	161,071
3,742,315	2.32%, 12/25/2045(4)(5)	572,203
1,465,000	2.32%, 11/25/2048, 1 mo. USD LIBOR + 2.150%(1)(2)	1,376,071
2,398,489	2.47%, 09/25/2030, 1 mo. USD LIBOR + 2.300%(2)	2,282,514
595,000	2.47%, 01/25/2050, 1 mo. USD LIBOR + 2.300%(1)(2)	491,353
607,560	2.62%, 12/25/2042, 1 mo. USD LIBOR + 2.450%(2)	586,433
1,092,419	2.62%, 03/25/2049, 1 mo. USD LIBOR + 2.450%(1)(2)	1,061,641
4,873,004	2.82%, 12/25/2029, 1 mo. USD LIBOR + 2.650%(2)	4,697,375
1,671,418	2.82%, 01/25/2049, 1 mo. USD LIBOR + 2.650%(1)(2)	1,625,295
8,305,844	3.00%, 05/15/2034(5)	604,902
2,570,000	3.12%, 11/25/2049, 1 mo. USD LIBOR + 2.950%(1)(2)	2,291,885
1,000,000	3.27%, 03/25/2050, 1 mo. USD LIBOR + 3.100%(1)(2)	958,071
4,126,582	3.50%, 01/15/2033(5)	447,746
1,748,524	3.50%, 05/15/2036(5)	184,199
2,155,000	3.78%, 07/25/2050, 1 mo. USD LIBOR + 3.600%(1)(2)	2,137,827
2,810,000	4.07%, 04/25/2029, 1 mo. USD LIBOR + 3.900%(2)	2,859,230
1,095,000	4.52%, 09/25/2030, 1 mo. USD LIBOR + 4.350%(2)	994,772
2,775,000	4.92%, 12/25/2029, 1 mo. USD LIBOR + 4.750%(2)	2,740,380
864,149	5.00%, 02/15/2048(5)	147,905

		44,483,845

	FNMA - 0.1%
$ 1,902,459	2.27%, 09/25/2039, 1 mo. USD LIBOR + 2.100%(1)(2)	$1,874,997
4,926,028	3.00%, 01/25/2028(5)	327,953
4,603,534	3.50%, 04/25/2028(5)	331,827
550,000	3.92%, 09/25/2039, 1 mo. USD LIBOR + 3.750%(1)(2)	424,003
3,761,909	4.00%, 01/25/2028(5)	302,860
1,459,961	4.00%, 04/25/2032(5)	151,653
3,810,461	4.50%, 03/25/2048(5)	589,721
5,226,406	4.50%, 05/25/2049	686,820
2,327,689	5.50%, 09/25/2044(5)	509,324
1,056,998	5.50%, 06/25/2048(5)	212,041
3,517,263	6.50%, 03/25/2045(5)	958,766

		6,369,965

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	GNMA - 0.4%
$ 11,880,000	3.00%, 08/20/2050(16)	$12,562,636
4,123,785	3.50%, 10/20/2029(5)	367,077
3,741,435	3.50%, 01/20/2030(5)	349,088
4,163,541	3.50%, 11/20/2031(5)	377,413
1,132,651	4.00%, 01/16/2046(5)	193,306
4,970,347	4.50%, 12/16/2039(5)	807,394
278,625	4.50%, 04/20/2045(5)	40,770
4,959,874	4.50%, 08/20/2045	807,975
1,455,760	5.00%, 05/16/2044(5)	233,048
425,291	5.00%, 07/16/2044(5)	77,165
1,373,337	5.00%, 12/16/2045(5)	231,714
2,283,226	5.00%, 07/16/2047(5)	394,939
1,100,628	5.00%, 09/20/2047(5)	193,961
1,167,127	5.00%, 11/16/2047(5)	205,156
2,382,742	5.00%, 06/20/2048(5)	388,864
4,583,340	5.50%, 11/16/2046(5)	940,772
940,233	5.50%, 02/20/2047(5)	182,439
1,691,237	5.85%, 07/20/2039(4)(5)	285,621
1,947,245	6.00%, 09/20/2045(5)	399,069

		19,038,407

	UMBS - 0.1%
$ 4,115,000	3.00%, 08/13/2050(16)	$4,353,059

	SLC Student Loan Trust - 0.1%
$ 784,327	1.21%, 06/15/2021, 3 mo. USD LIBOR + 0.900%(2)	$747,643

	SLM Student Loan Trust - 0.1%
$ 1,487,753	1.00%, 04/25/2023, 3 mo. USD LIBOR + 0.750%(2)	$1,389,571
1,498,622	1.75%, 04/25/2023, 3 mo. USD LIBOR + 1.500%(2)	1,484,140
2,216,585	1.95%, 07/25/2023, 3 mo. USD LIBOR + 1.700%(2)	2,182,857

		5,056,568

	Total U.S. Government Agencies (cost $83,986,811)	$80,049,487

U.S. Government Securities - 8.7%
	United States - 8.7%
	U.S. Treasury Bonds - 1.1%
$ 17,332,000	2.25%, 08/15/2049	$21,844,413
18,461,000	3.00%, 02/15/2047	26,218,226

		48,062,639

	U.S. Treasury Notes - 7.6%
132,711,508	0.13%, 04/15/2022(17)	135,263,154
92,366,289	0.38%, 07/15/2027(17)	102,470,499
39,617,000	1.75%, 04/30/2022(18)(19)	40,740,514
62,936,000	2.25%, 02/15/2027(19)(20)	70,621,076

		349,095,243

	Total U.S. Government Securities (cost $371,942,376)	$397,157,882

Convertible Bonds - 0.2%
	Healthcare-Products - 0.1%
959,000	Integra LifeSciences Holdings Corp. 0.50%, 08/15/2025(1)	890,634
1,455,000	NuVasive, Inc. 0.38%, 03/15/2025(1)	1,357,774

		2,248,408

	Lodging - 0.0%
410,000	Caesars Entertainment Corp. 5.00%, 10/01/2024	624,281

	Oil & Gas - 0.0%
1,525,000	Pioneer Natural Resources Co. 0.25%, 05/15/2025(1)	1,802,550

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Shares or Principal Amount		Market Value†
	Pharmaceuticals - 0.1%
$ 4,555,000	Teva Pharmaceutical Finance Co. LLC 0.25%, 02/01/2026	$4,443,850

	Software - 0.0%
1,959,000	Western Digital Corp. 1.50%, 02/01/2024	1,892,497

	Total Convertible Bonds (cost $10,935,161)	$11,011,586

Common Stocks - 0.0%
	United States - 0.0%
47,282	Homer City Holdings LLC	118,205

	Total Common Stocks (cost $2,220,615)	$118,205

Preferred Stocks - 0.0%
	United States - 0.0%
21,100	GMAC Capital Trust Series 2, 6.18%(2)	507,877

	Total Preferred Stocks (cost $552,899)	$507,877

Convertible Preferred Stocks - 0.1%
	United States - 0.1%
2,928	2020 Cash Mandatory Exchangeable Trust , 5.25%(1)	3,059,862

	Total Convertible Preferred Stocks (cost $2,928,000)	$3,059,862

	Total Long-Term Investments (cost $4,314,109,500)	$4,465,680,227

Short-Term Investments - 1.2%
	Repurchase Agreements - 1.1%
48,846,003	Fixed Income Clearing Corp. Repurchase Agreement dated 07/31/2020 at 0.070%, due on 08/03/2020 with a maturity value of $48,846,288; collateralized by U.S. Treasury Note at 2.125%, maturing 05/15/2025, with a market value of $49,823,008	48,846,003

	Securities Lending Collateral - 0.1%
290,979	Citibank NA DDCA, 0.09%, 8/3/2020(21)	290,979
339,539	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 0.09%(21)	339,539
5,189,050	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 0.13%(21)	5,189,050

		5,819,568

	Total Short-Term Investments (cost $54,665,571)	$54,665,571

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

		Market Value†
Total Investments Excluding Purchased Options (cost $4,368,775,071)	98.9%	$4,520,345,798
Total Purchased Options (cost $5,392,979)	0.1%	$5,729,011

Total Investments (cost $4,374,168,050)	99.0%	$4,526,074,809
Other Assets and Liabilities	1.0%	44,881,771

Total Net Assets	100.0%	$4,570,956,580

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $779,439,430, representing 17.1% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2020. Base lending rates may be subject to a floor or cap.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Securities disclosed are interest-only strips.
(6)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(7)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities was $977,842,812, representing 21.4% of net assets.

(8)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(9)	Security is a zero-coupon bond.
(10)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(11)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2020. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(12)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(13)	The rate shown represents current yield to maturity.
(14)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of July 31, 2020.

(15)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(16)	Represents or includes a TBA transaction.
(17)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(18)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of July 31, 2020, the market value of securities pledged was $10,751,497.
(19)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of July 31, 2020, the market value of securities pledged was $3,340,995.
(20)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of July 31, 2020, the market value of securities pledged was $15,821,742.
(21)	Current yield as of period end.

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

OTC Option Contracts Outstanding at July 31, 2020

Description	Counter- party	Exercise Price/FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Puts
AUD Put/USD Call	BOA	0.70	AUD	11/06/20	116,899,000	AUD	116,899,000	$940,585	$1,040,702	$(100,117)
AUD Put/USD Call	BOA	0.70	AUD	11/06/20	116,901,000	AUD	116,901,000	940,601	1,074,291	(133,690)
EUR Put/JPY Call	BOA	120.00	EUR	11/06/20	96,908,000	EUR	96,908,000	597,933	874,070	(276,137)
EUR Put/JPY Call	BOA	120.00	EUR	11/06/20	96,909,000	EUR	96,909,000	597,939	892,445	(294,506)

Total Puts								$3,077,058	$3,881,508	$(804,450)

Total purchased OTC option contracts								$3,077,058	$3,881,508	$(804,450)

Written option contracts:
Puts
AUD Put/USD Call	BOA	0.67	AUD	11/06/20	(116,900,000)	AUD	(116,900,000)	$(406,822)	$(474,615)	$67,793
AUD Put/USD Call	BOA	0.67	AUD	11/06/20	(116,900,000)	AUD	(116,900,000)	(406,822)	(452,374)	45,552
EUR Put/JPY Call	BOA	115.00	EUR	11/06/20	(96,909,000)	EUR	(96,909,000)	(190,865)	(265,725)	74,860
EUR Put/JPY Call	BOA	115.00	EUR	11/06/20	(96,908,000)	EUR	(96,908,000)	(190,864)	(254,243)	63,379

Total Puts								$(1,195,373)	$(1,446,957)	$251,584

Total written OTC option contracts								$(1,195,373)	$(1,446,957)	$251,584

Exchange-Traded Option Contracts Outstanding at July 31, 2020

Description	Exercise Price/FX Rate/ Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Calls
U.S. Treasury Bond Futures Options	183.00 USD	08/21/20	2,325	USD 2,325,000	$2,651,953	$1,511,471	$1,140,482

Total purchased exchange-traded option contracts					$2,651,953	$1,511,471	$1,140,482

Exchange-Traded Options Contracts Outstanding at July 31, 2020
Description	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts:
Calls
U.S. Treasury Bond Futures Options	185.00 USD	08/21/20	(2,325)	USD (2,325,000)	$(1,198,828)	$(684,299)	$(514,529)

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Description	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Total written OTC option contract	$ (1,198,828)	$ (684,299)	$ (514,529)

Futures Contracts Outstanding at July 31, 2020

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 3-Year Bond Future	15	09/15/20	$1,254,149	$(195)
Canadian Government 10-Year Bond Future	53	09/21/20	6,121,244	(8,249)
Euro-BUND Future	1	09/08/20	209,110	600
Euro-OAT Future	55	09/08/20	10,932,854	107,183
Euro-Schatz Future	1,937	09/08/20	255,937,213	379,089
Long Gilt Future	76	09/28/20	13,783,507	11,209
U.S. Treasury 2-Year Note Future	424	09/30/20	93,697,375	50,477
U.S. Treasury 10-Year Note Future	9	09/21/20	1,260,703	124
U.S. Treasury 10-Year Ultra Future	13	09/21/20	2,070,250	28,617
U.S. Treasury Ultra Bond Future	303	09/21/20	68,989,313	1,192,276

Total				$1,761,131

Short position contracts:
Australian 10-Year Bond Future	1,214	09/15/20	$129,627,314	$(1,044,346)
Euro-BOBL Future	723	09/08/20	115,178,271	(391,637)
Euro-BTP Future	331	09/08/20	57,311,646	5,155
Euro-BUXL 30-Year Bond Future	314	09/08/20	83,163,033	(1,832,632)
U.S. Treasury 05-Year Note Future	1,757	09/30/20	221,601,625	(223,107)
U.S. Treasury Long Bond Future	31	09/21/20	5,650,719	(66,256)

Total				$(3,552,823)

Total futures contracts				$(1,791,692)

TBA Sale Commitments Outstanding at July 31, 2020

Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
UMB, 3.00%	$14,915,000	08/13/20	$(15,777,856)	$(56,965)

Total (proceeds receivable $15,720,891)			$(15,777,856)	$(56,965)

At July 31, 2020, the aggregate market value of TBA Sale Commitments represents (0.3)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at July 31, 2020

Reference Entity	Counter- party	Notional Amount (a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CMBX.NA.AAA.11	MSC	USD	13,475,000	(0.50%)	11/18/54	Monthly	$—	$(110,077)	$(123,494)	$(13,417)
CMBX.NA.BBB-.12	MSC	USD	5,600,000	(3.00%)	08/17/61	Monthly	1,126,567	—	897,405	(229,162)

Total							$1,126,567	$(110,077)	$773,911	$(242,579)

Credit default swaps on single-name issues:
Buy protection:
Algeco Global Finance plc	GSC	EUR	1,130,000	(5.00%)	06/20/25	Quarterly	$102,328	$—	$26,466	$(75,862)
Deutsche Bank AG	MSC	EUR	5,470,000	(1.00%)	12/20/24	Quarterly	614,322	—	526,835	(87,487)
Ineos Group Holdings S.A.	BOA	EUR	6,800,000	(5.00%)	12/20/24	Quarterly	—	(886,507)	(653,285)	233,222

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Reference Entity	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Total	$716,650	$(886,507)	$(99,984)	$69,873

Total OTC credit default swap contracts	$1,843,217	$(996,584)	$673,927	$(172,706)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at July 31, 2020

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate		Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.34.V7	USD	9,588,000	(5.00%	)	06/20/25	Quarterly	$(60,522)	$(302,708)	$(242,186)
CDX.NA.IG.34.V1	USD	14,450,000	(1.00%	)	06/20/25	Quarterly	(208,065)	(226,835)	(18,770)
ITRAXX.EUR.33.V1	EUR	168,400,000	(1.00%	)	06/20/25	Quarterly	1,167,562	4,044,469	2,876,907
ITRAXX.FIN.SEN.33.V1	EUR	280,405,000	(1.00%	)	06/20/25	Quarterly	500,597	(4,628,700)	(5,129,297)
ITRAXX.XOVER.33.V1	EUR	22,485,000	(5.00%	)	06/20/25	Quarterly	431,509	(1,561,676)	(1,993,185)

Total							$1,831,081	$(2,675,450)	$(4,506,531)

Credit default swaps on indices:
Sell protection:
CDX.NA.HY.34.V7	USD	86,089,900	5.00%		06/20/25	Quarterly	$1,258,374	$2,708,301	$1,449,927

Credit default swaps on single-name issues:
Buy protection:
Accor	EUR	460,000	(1.00%	)	12/20/24	Quarterly	$30,495	$24,496	$(5,999)
American Airlines Group, Inc.	USD	1,525,000	(5.00%	)	12/20/24	Quarterly	(62,349)	822,257	884,606
Bouygues S.A.	EUR	18,830,000	(1.00%	)	06/20/25	Quarterly	(584,019)	(786,461)	(202,442)
Dillard’s, Inc.	USD	3,670,000	(5.00%	)	12/20/24	Quarterly	(489,315)	(207,101)	282,214
Jaguar Land Rover Automotive	EUR	4,250,000	(5.00%	)	12/20/24	Quarterly	(68,872)	638,438	707,310
Kohl’s Corp.	USD	4,080,000	(1.00%	)	12/20/24	Quarterly	78,411	333,826	255,415
Next plc	EUR	14,725,000	(1.00%	)	06/20/25	Quarterly	990,872	475,576	(515,296)
Renault S.A.	EUR	14,790,000	(1.00%	)	06/20/25	Quarterly	1,783,551	1,087,582	(695,969)
Sprint Communications, Inc.	USD	4,090,000	(5.00%	)	06/20/25	Quarterly	(732,913)	(761,662)	(28,749)
Tenet Healthcare Corp.	USD	8,240,000	(5.00%	)	12/20/24	Quarterly	(235,892)	(343,610)	(107,718)

Total							$709,969	$1,283,341	$573,372

Total centrally cleared credit default swap contracts							$3,799,424	$1,316,192	$(2,483,232)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at July 31, 2020

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
3 Mo. CAD CDOR	1.09% Fixed	CAD	35,760,000	06/15/25	Semi-Annual	$12,346	$—	$230,514	$218,168
3 Mo. CAD CDOR	0.81% Fixed	CAD	20,462,000	12/16/25	Semi-Annual	—	(2,971)	48,681	51,652
3 Mo. CAD CDOR	1.06% Fixed	CAD	9,208,000	12/16/30	Semi-Annual	—	(5,608)	61,645	67,253
3 Mo. NZD NZDBBR FRA	0.50% Fixed	NZD	22,556,000	12/16/25	Semi-Annual	112,469	—	150,201	37,732
3 Mo. NZD NZDBBR FRA	0.47% Fixed	NZD	33,570,000	12/21/25	Semi-Annual	15,770	—	51,481	35,711

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
3 Mo. NZD NZDBBR FRA	2.97% Fixed	NZD	27,960,000	06/19/29	Semi-Annual	$1,941	$—	$1,964,370	$1,962,429
3 Mo. NZD NZDBBR FRA	0.94% Fixed	NZD	10,411,000	12/16/30	Semi-Annual	6,949	—	188,751	181,802
3 Mo. SEK STIBOR	0.34% Fixed	SEK	245,486,000	09/21/25	Annual	3,476	—	(124,327)	(127,803)
3 Mo. SEK STIBOR	0.25% Fixed	SEK	271,900,000	12/16/25	Annual	31,752	—	(182,435)	(214,187)
3 Mo. SEK STIBOR	0.41% Fixed	SEK	69,957,000	09/16/30	Annual	—	(877)	(70,601)	(69,724)
3 Mo. USD LIBOR	2.79% Fixed	USD	33,942,000	09/30/25	Semi-Annual	—	—	(4,740,042)	(4,740,042)
3 Mo. USD LIBOR	0.44% Fixed	USD	29,471,000	12/16/25	Semi-Annual	—	(158,308)	(235,812)	(77,504)
3 Mo. USD LIBOR	1.06% Fixed	USD	15,055,000	12/17/30	Semi-Annual	—	(25,377)	157,755	183,132
6 Mo. AUD BBSW	1.84% Fixed	AUD	37,316,000	09/15/24	Semi-Annual	—	—	1,189,220	1,189,220
6 Mo. AUD BBSW	0.59% Fixed	AUD	21,113,000	12/16/25	Semi-Annual	—	(3,541)	133,844	137,385
6 Mo. AUD BBSW	2.25% Fixed	AUD	27,325,000	09/18/29	Semi-Annual	23,431	—	1,133,302	1,109,871
6 Mo. AUD BBSW	1.09% Fixed	AUD	9,777,000	12/16/30	Semi-Annual	18,386	—	185,246	166,860
6 Mo. EUR EURIBOR	0.31% Fixed	EUR	137,798,000	09/16/23	Annual	145,285	—	608,713	463,428
6 Mo. EUR EURIBOR	0.16% Fixed	EUR	22,018,000	09/21/25	Annual	—	(5,267)	(164,797)	(159,530)
6 Mo. EUR EURIBOR	0.22% Fixed	EUR	25,731,000	12/16/25	Annual	3,816	—	(261,287)	(265,103)
6 Mo. EUR EURIBOR	0.00% Fixed	EUR	5,713,000	12/16/30	Annual	6,895	—	(142,352)	(149,247)
6 Mo. GBP LIBOR	0.66% Fixed	GBP	20,818,000	06/15/25	Semi-Annual	—	(8,667)	(388,326)	(379,659)
6 Mo. GBP LIBOR	0.38% Fixed	GBP	23,586,000	12/16/25	Semi-Annual	—	(76,969)	(319,523)	(242,554)
6 Mo. GBP LIBOR	0.53% Fixed	GBP	5,245,000	12/16/30	Semi-Annual	—	(36,102)	(150,147)	(114,045)
6 Mo. JPY LIBOR	0.13% Fixed	JPY	2,811,383,000	12/15/24	Semi-Annual	8,668	—	47,630	38,962
6 Mo. JPY LIBOR	0.00% Fixed	JPY	786,371,000	09/16/30	Semi-Annual	—	(10,574)	5,211	15,785
6 Mo. NOK NIBOR	0.75% Fixed	NOK	163,204,000	09/16/25	Annual	—	(206,052)	(149,112)	56,940
6 Mo. NOK NIBOR	0.72% Fixed	NOK	293,902,000	12/16/25	Annual	—	(65,358)	180,157	245,515
6 Mo. NOK NIBOR	0.91% Fixed	NOK	217,819,000	12/21/25	Annual	—	(4,163)	135,400	139,563
6 Mo. NOK NIBOR	0.88% Fixed	NOK	64,741,000	12/16/30	Annual	—	—	8,038	8,038
6 Mo. NOK NIBOR	1.17% Fixed	NOK	74,045,000	12/17/30	Annual	—	—	13,738	13,738
6 Mo. NOK NIBOR	1.15% Fixed	NOK	74,043,000	12/17/30	Annual	—	—	5,458	5,458

Total centrally cleared interest rate swap contracts						$391,184	$(609,834)	$(429,406)	$(210,756)

Foreign Currency Contracts Outstanding at July 31, 2020

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
12,670,000	AUD	8,818,524	USD	GSC	08/05/20	$233,739	$—
3,479,000	AUD	2,418,317	USD	MSC	08/05/20	67,304	—
4,431,000	AUD	3,108,521	USD	BCLY	08/05/20	57,270	—
3,237,000	AUD	2,274,799	USD	JPM	08/05/20	37,922	—
180,051,000	AUD	128,628,434	USD	CBA	08/05/20	11,581	—
179,511,000	AUD	128,440,121	USD	BNP	08/05/20	—	(185,915)
211,618,000	AUD	151,613,101	USD	UBS	08/05/20	321,328	(740,918)
713,000	AUD	509,458	USD	BCLY	09/04/20	16	—
668,000	AUD	478,341	USD	MSC	09/04/20	—	(1,022)
729,000	AUD	524,154	USD	JPM	09/04/20	—	(3,247)
6,787,000	AUD	4,875,638	USD	UBS	09/04/20	—	(25,992)
67,910,000	BRL	12,947,290	USD	MSC	08/04/20	94,587	(25,975)
13,425,000	BRL	2,580,093	USD	DEUT	08/04/20	—	(7,004)
63,210,000	BRL	12,252,375	USD	CBK	08/04/20	—	(137,294)
4,646,000	BRL	893,805	USD	SCB	09/02/20	—	(4,448)
2,799,000	BRL	540,661	USD	CBK	09/02/20	—	(4,864)
4,647,000	BRL	895,376	USD	HSBC	09/02/20	—	(5,827)
4,373,000	BRL	843,394	USD	GSC	09/02/20	—	(6,296)
149,500,000	CAD	109,422,804	USD	BMO	08/05/20	2,191,957	—
84,373,000	CAD	62,818,331	USD	CIBC	08/05/20	173,456	—
7,596,000	CAD	5,599,264	USD	MSC	08/05/20	71,811	—
2,672,000	CAD	1,970,759	USD	JPM	08/05/20	24,123	—
2,806,000	CAD	2,074,068	USD	BCLY	08/05/20	20,856	—
3,981,000	CAD	2,963,805	USD	CBK	08/05/20	8,358	—
719,398,000	CAD	537,265,123	USD	BNP	08/05/20	—	(171,906)
2,128,000	CAD	1,584,409	USD	MSC	09/04/20	4,426	—
1,878,000	CAD	1,398,485	USD	JPM	09/04/20	3,693	—
1,252,000	CAD	934,959	USD	BCLY	09/04/20	557	(730)
2,564,000	CAD	1,915,001	USD	BNP	09/04/20	—	(632)
108,371,000	CHF	114,508,873	USD	JPM	08/05/20	4,004,316	—

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
7,629,000	CHF	8,082,642	USD	MSC	08/05/20	$260,851	$(511)
914,000	CHF	971,458	USD	BCLY	08/05/20	28,081	—
539,000	CHF	590,675	USD	JPM	09/04/20	—	(721)
2,374,000	CHF	2,600,507	USD	MSC	09/04/20	168	(2,251)
3,956,900,000	CLP	4,857,476	USD	HSBC	08/05/20	369,412	—
6,947,605,000	CLP	9,232,698	USD	JPM	08/05/20	—	(55,222)
1,149,691,000	CNH	164,007,275	USD	MSC	08/05/20	411,802	—
167,273,000	CNH	23,716,354	USD	JPM	08/05/20	205,615	—
167,273,000	CNH	23,820,598	USD	MSC	09/04/20	56,148	—
15,013,432,000	COP	4,026,128	USD	CBK	08/05/20	—	(5,683)
74,840,000	CZK	3,149,136	USD	BOA	08/05/20	209,897	—
8,700,000	CZK	389,894	USD	MSC	09/04/20	649	—
2,729,819,000	DKK	429,879,279	USD	MSC	08/05/20	1,982,358	—
80,091,000	EUR	89,870,745	USD	MSC	08/05/20	4,482,225	—
69,475,000	EUR	77,931,246	USD	BCLY	08/05/20	3,915,311	—
52,041,000	EUR	58,398,249	USD	JPM	08/05/20	2,909,801	—
2,191,000	EUR	2,477,692	USD	CSFB	08/05/20	103,464	—
3,535,000	EUR	4,105,408	USD	BOA	08/05/20	59,077	—
8,866,000	EUR	10,402,478	USD	TDB	08/05/20	42,309	—
244,274,000	EUR	290,392,931	USD	CBK	08/05/20	—	(2,620,554)
5,246,000	EUR	6,178,618	USD	GSC	08/31/20	4,950	—
137,663,000	EUR	161,621,180	USD	TDB	09/04/20	659,532	—
495,000	EUR	581,997	USD	JPM	09/04/20	1,522	—
41,370,000	GBP	51,366,914	USD	JPM	08/05/20	2,787,892	—
127,096,000	GBP	164,996,027	USD	CBK	08/05/20	1,377,163	—
2,683,000	GBP	3,329,097	USD	MSC	08/05/20	183,046	—
755,000	GBP	945,947	USD	BCLY	08/05/20	42,375	—
102,000	GBP	130,734	USD	TDB	08/28/20	2,805	—
144,848,000	HUF	492,011	USD	MSC	08/05/20	3,405	—
19,036,000,000	IDR	1,297,172	USD	MSC	08/05/20	6,048	—
66,010,000,000	IDR	4,584,665	USD	JPM	08/05/20	—	(65,565)
17,499,000	ILS	5,136,894	USD	BCLY	08/05/20	2,658	—
1,401,197,000	INR	18,570,537	USD	JPM	08/05/20	155,287	(5,311)
524,824,000	INR	6,989,266	USD	JPM	09/04/20	2,188	—
524,823,000	INR	6,996,474	USD	HSBC	09/04/20	—	(5,033)
29,488,086,000	JPY	275,804,035	USD	MSC	08/05/20	2,784,094	(3,101)
4,968,875,000	JPY	46,465,638	USD	CBK	08/05/20	477,191	—
2,484,438,000	JPY	23,217,640	USD	SSG	08/05/20	253,779	—
940,400,000	JPY	8,775,540	USD	BOA	08/05/20	108,772	—
174,135,000	JPY	1,621,293	USD	JPM	08/05/20	23,825	—
51,213,000	JPY	484,117	USD	JPM	09/04/20	—	(123)
61,460,000	JPY	581,656	USD	BCLY	09/04/20	—	(822)
11,981,200,000	JPY	113,465,855	USD	SSG	09/04/20	—	(236,304)
24,713,013,000	JPY	235,324,825	USD	MSC	09/04/20	—	(1,771,978)
3,239,330,000	KRW	2,719,156	USD	MSC	08/05/20	—	(277)
289,725,406,000	KRW	243,671,494	USD	JPM	08/05/20	—	(495,235)
180,942,000	MXN	7,792,741	USD	SSG	08/05/20	332,180	—
180,942,000	MXN	8,135,150	USD	BCLY	09/04/20	—	(41,520)
2,208,228,000	NOK	228,459,044	USD	BOA	08/05/20	14,162,810	—
332,743,000	NOK	34,377,961	USD	JPM	08/05/20	2,181,091	—
1,269,900,000	NOK	139,520,746	USD	MSC	08/05/20	5,701	(325)
5,649,000	NOK	617,457	USD	BCLY	09/04/20	3,287	—
1,080,716,000	NOK	118,755,141	USD	MSC	09/04/20	1,589	(1,592)
4,335,000	NOK	477,871	USD	JPM	09/04/20	—	(1,517)
472,261,000	NZD	310,680,979	USD	BNP	08/05/20	3,485,380	(959,538)
9,420,000	NZD	6,162,870	USD	HSBC	08/05/20	84,540	—
4,017,000	NZD	2,647,423	USD	JPM	08/05/20	17,420	(741)
2,438,000	NZD	1,614,172	USD	MSC	08/05/20	5,624	(2,899)
717,000	NZD	477,382	USD	BCLY	09/04/20	—	(1,846)
939,000	NZD	627,153	USD	JPM	09/04/20	—	(4,381)
12,570,000	PEN	3,589,378	USD	CBK	08/05/20	—	(32,717)
7,913,000	PEN	2,242,024	USD	CBK	09/04/20	—	(3,995)
347,020,000	PHP	6,960,384	USD	HSBC	08/05/20	99,161	—
347,020,000	PHP	7,046,807	USD	JPM	09/04/20	778	—
30,990,000	PLN	7,906,116	USD	JPM	08/05/20	368,443	—

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
13,300,000	PLN	3,344,078	USD	GSC	08/05/20	$207,121	$—
9,814,000	PLN	2,472,317	USD	BCLY	08/05/20	148,093	—
33,743,000	PLN	9,000,173	USD	JPM	09/04/20	11,347	—
114,334,000	RUB	1,583,646	USD	BCLY	08/05/20	—	(44,005)
228,850,000	RUB	3,184,222	USD	JPM	08/05/20	—	(102,491)
263,075,000	RUB	3,569,025	USD	BCLY	09/04/20	—	(38,102)
6,383,000	SEK	728,538	USD	MSC	08/05/20	—	(1,537)
1,845,329,000	SEK	210,333,356	USD	JPM	08/05/20	78,680	(235,667)
4,283,000	SEK	487,573	USD	JPM	09/04/20	405	—
16,820,000	SGD	12,097,364	USD	JPM	08/05/20	144,266	—
16,170,000	SGD	11,756,580	USD	JPM	09/04/20	12,670	—
180,612,000	THB	5,791,538	USD	BNP	08/05/20	358	—
451,438,000	THB	14,614,137	USD	SCB	08/05/20	—	(137,348)
100,490,000	THB	3,200,318	USD	JPM	09/04/20	21,940	—
225,168,000	TRY	32,851,225	USD	BCLY	08/05/20	—	(855,610)
365,280,000	TRY	52,893,183	USD	GSC	08/05/20	—	(988,123)
193,803,000	TWD	6,600,245	USD	BCLY	08/05/20	15,587	—
193,803,000	TWD	6,642,776	USD	MSC	09/04/20	—	(25,953)
971,610	USD	1,382,000	AUD	BCLY	08/05/20	—	(15,781)
22,281,475	USD	31,262,000	AUD	BMO	08/05/20	—	(54,109)
104,052,414	USD	147,899,000	AUD	JPM	08/05/20	2,347	(1,618,494)
70,761,923	USD	102,864,000	AUD	UBS	08/05/20	26,033	(2,756,768)
65,897,005	USD	96,077,000	AUD	BOA	08/05/20	—	(2,746,584)
68,201,521	USD	99,510,000	AUD	MSC	08/05/20	134	(2,894,959)
79,543,161	USD	116,003,000	AUD	BNP	08/05/20	—	(3,336,843)
138,765,680	USD	193,165,000	AUD	UBS	09/04/20	739,751	—
128,455,020	USD	179,511,000	AUD	BNP	09/04/20	185,548	—
481,366	USD	668,000	AUD	JPM	09/04/20	4,047	—
478,893	USD	668,000	AUD	BCLY	09/04/20	1,574	—
128,643,559	USD	180,051,000	AUD	CBA	09/04/20	—	(11,770)
12,148,060	USD	63,210,000	BRL	CBK	08/04/20	32,979	—
2,445,132	USD	13,425,000	BRL	DEUT	08/04/20	—	(127,956)
12,398,444	USD	67,910,000	BRL	MSC	08/04/20	—	(617,457)
12,239,682	USD	63,210,000	BRL	CBK	09/02/20	139,751	—
1,914,862	USD	2,564,000	CAD	BNP	08/05/20	613	—
1,024,095	USD	1,377,000	CAD	BCLY	08/05/20	—	(3,954)
3,425,479	USD	4,631,000	CAD	JPM	08/05/20	1,031	(32,997)
2,397,360	USD	3,265,000	CAD	GSC	08/05/20	—	(40,247)
110,306,620	USD	150,126,000	CAD	MSC	08/05/20	—	(1,775,504)
591,661,177	USD	808,363,000	CAD	BMO	08/05/20	—	(11,852,155)
537,304,047	USD	719,398,000	CAD	BNP	09/04/20	177,450	—
467,366	USD	626,000	CAD	MSC	09/04/20	—	(26)
467,312	USD	626,000	CAD	BCLY	09/04/20	—	(81)
560,279	USD	751,000	CAD	JPM	09/04/20	—	(443)
974,190	USD	898,000	CHF	CBK	08/05/20	—	(7,851)
1,529,562	USD	1,437,000	CHF	BCLY	08/05/20	—	(41,924)
6,118,749	USD	5,658,000	CHF	MSC	08/05/20	2,311	(71,080)
4,482,047	USD	4,196,000	CHF	JPM	08/05/20	—	(106,645)
114,223,607	USD	104,725,000	CHF	SSG	08/05/20	—	(302,362)
989,425	USD	898,000	CHF	JPM	09/04/20	6,533	—
985,818	USD	898,000	CHF	BCLY	09/04/20	2,927	—
937,721	USD	855,000	CHF	MSC	09/04/20	1,894	—
13,476,085	USD	10,904,505,000	CLP	JPM	08/05/20	—	(928,279)
9,235,152	USD	6,947,605,000	CLP	JPM	09/04/20	54,545	—
23,862,054	USD	167,273,000	CNH	MSC	08/05/20	—	(59,915)
6,885,398	USD	48,748,000	CNH	ANZ	08/05/20	—	(86,128)
68,245,478	USD	477,979,000	CNH	HSBC	08/05/20	—	(111,033)
54,891,965	USD	384,628,000	CNH	CBK	08/05/20	—	(114,276)
33,821,052	USD	238,336,000	CNH	JPM	08/05/20	—	(263,746)
163,722,338	USD	1,149,691,000	CNH	MSC	09/04/20	—	(385,915)
3,975,488	USD	15,013,432,000	COP	CBK	08/05/20	—	(44,956)
4,016,972	USD	15,013,432,000	COP	CBK	09/04/20	6,024	—
3,167,028	USD	74,840,000	CZK	MSC	08/05/20	—	(192,005)
411,348,393	USD	2,729,819,000	DKK	MSC	08/05/20	—	(20,513,244)
384,857,330	USD	2,435,204,000	DKK	MSC	09/04/20	—	(627,737)
4,048,478	USD	3,540,000	EUR	UBS	08/05/20	—	(121,897)

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
10,317,896	USD	8,866,000	EUR	BOA	08/05/20	$—	$(126,891)
2,920,261	USD	2,602,000	EUR	CSFB	08/05/20	—	(145,082)
161,519,998	USD	137,663,000	EUR	TDB	08/05/20	—	(656,938)
22,896,002	USD	20,010,000	EUR	SSG	08/05/20	—	(677,220)
26,688,606	USD	23,389,000	EUR	JPM	08/05/20	—	(865,322)
46,282,689	USD	40,433,000	EUR	CBK	08/05/20	—	(1,350,300)
113,366,159	USD	101,058,000	EUR	BCLY	08/05/20	—	(5,687,449)
138,432,091	USD	122,912,000	EUR	MSC	08/05/20	—	(6,367,104)
184,035,591	USD	157,392,369	EUR	JPM	08/31/20	—	(1,486,043)
290,571,960	USD	244,274,000	EUR	CBK	09/04/20	2,615,437	—
10,611,590	USD	8,951,000	EUR	JPM	09/04/20	59,919	—
10,408,994	USD	8,866,000	EUR	TDB	09/04/20	—	(42,476)
2,473,205	USD	1,974,000	GBP	BOA	08/05/20	—	(110,831)
2,994,944	USD	2,377,000	GBP	MSC	08/05/20	—	(116,634)
9,252,437	USD	7,268,000	GBP	JPM	08/05/20	—	(261,633)
22,652,037	USD	17,923,000	GBP	BNP	08/05/20	—	(809,808)
26,361,487	USD	20,852,000	GBP	BCLY	08/05/20	—	(934,523)
45,345,316	USD	35,846,000	GBP	CBK	08/05/20	—	(1,578,375)
47,504,683	USD	37,580,000	GBP	HSBC	08/05/20	—	(1,688,875)
59,668,445	USD	48,084,000	GBP	TDB	08/05/20	—	(3,275,223)
4,873,039	USD	3,802,000	GBP	TDB	08/28/20	—	(104,559)
573,185	USD	440,000	GBP	JPM	09/04/20	—	(2,884)
1,119,656	USD	858,000	GBP	BCLY	09/04/20	—	(3,679)
165,023,226	USD	127,096,000	GBP	CBK	09/04/20	—	(1,377,114)
458,206	USD	144,848,000	HUF	MSC	08/05/20	—	(37,210)
491,902	USD	144,848,000	HUF	MSC	09/04/20	—	(3,391)
5,759,793	USD	85,046,000,000	IDR	HSBC	08/05/20	—	(62,527)
1,289,091	USD	19,036,000,000	IDR	MSC	09/04/20	—	(10,272)
5,098,256	USD	17,499,000	ILS	CBK	08/05/20	—	(41,296)
5,139,384	USD	17,499,000	ILS	BCLY	09/04/20	—	(2,844)
7,017,758	USD	524,823,000	INR	HSBC	08/05/20	5,927	—
11,648,369	USD	876,374,000	INR	JPM	08/05/20	—	(60,314)
160,662,553	USD	17,186,250,000	JPY	JPM	08/03/20	—	(1,699,034)
236,786,649	USD	24,877,257,000	JPY	MSC	08/05/20	1,776,885	(15,030)
483,350	USD	51,216,000	JPY	BCLY	08/05/20	—	(507)
121,839,571	USD	13,127,461,000	JPY	JPM	08/05/20	46,722	(2,227,207)
161,403,740	USD	17,141,400,000	JPY	JPM	08/11/20	—	(548,243)
489,282	USD	51,216,000	JPY	BCLY	09/04/20	5,260	—
488,694	USD	51,213,000	JPY	JPM	09/04/20	4,701	—
410,706	USD	43,131,000	JPY	MSC	09/04/20	3,093	—
123,782,566	USD	13,294,000,000	JPY	MSC	10/05/20	—	(1,908,971)
2,820,378	USD	3,383,890,000	KRW	GSC	08/05/20	—	(19,834)
58,708,145	USD	70,625,898,000	KRW	HSBC	08/05/20	—	(570,542)
182,078,574	USD	218,954,948,000	KRW	JPM	08/05/20	—	(1,697,664)
243,663,296	USD	289,725,406,000	KRW	JPM	09/04/20	465,653	—
8,167,833	USD	180,942,000	MXN	BCLY	08/05/20	42,911	—
1,997,358	USD	18,824,000	NOK	BCLY	08/05/20	—	(70,866)
5,988,013	USD	55,870,000	NOK	SSG	08/05/20	—	(150,522)
6,348,408	USD	59,435,000	NOK	JPM	08/05/20	—	(181,818)
123,279,900	USD	1,123,979,000	NOK	MSC	08/05/20	278	(213,909)
110,288,208	USD	1,036,343,000	NOK	CBK	08/05/20	—	(3,576,601)
156,885,912	USD	1,516,420,000	NOK	BOA	08/05/20	—	(9,725,793)
2,351,536	USD	21,281,000	NOK	JPM	09/04/20	13,233	(174)
137,947,529	USD	1,255,357,000	NOK	MSC	09/04/20	1,859	—
894,893	USD	1,363,000	NZD	BCLY	08/05/20	—	(9,059)
2,388,695	USD	3,658,000	NZD	MSC	08/05/20	1,606	(38,922)
3,090,251	USD	4,733,000	NZD	JPM	08/05/20	—	(48,709)
15,696,992	USD	24,047,000	NZD	DEUT	08/05/20	—	(251,148)
31,561,967	USD	48,018,000	NZD	SCB	08/05/20	—	(283,908)
112,105,209	USD	171,744,000	NZD	HSBC	08/05/20	—	(1,796,621)
150,810,031	USD	234,573,000	NZD	BNP	08/05/20	—	(4,760,434)
200,272,943	USD	300,517,000	NZD	BNP	09/04/20	961,084	—
16,363,807	USD	24,648,000	NZD	UBS	09/04/20	16,517	—
480,332	USD	717,000	NZD	MSC	09/04/20	4,796	—

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
1,324,065	USD	4,657,000	PEN	BNP	08/05/20	$6,374	$—
2,243,232	USD	7,913,000	PEN	CBK	08/05/20	4,262	—
7,058,991	USD	347,020,000	PHP	JPM	08/05/20	—	(554)
8,998,133	USD	33,743,000	PLN	JPM	08/05/20	—	(11,498)
5,129,290	USD	20,361,000	PLN	BCLY	08/05/20	—	(307,248)
5,020,721	USD	18,790,000	PLN	BCLY	09/04/20	2,600	—
4,735,330	USD	343,184,000	RUB	BCLY	08/05/20	113,959	—
1,086,804	USD	80,109,000	RUB	BCLY	09/04/20	11,602	—
1,586,687	USD	14,597,000	SEK	BCLY	08/05/20	—	(75,859)
3,977,877	USD	36,144,000	SEK	JPM	08/05/20	—	(138,795)
193,352,533	USD	1,800,971,000	SEK	MSC	08/05/20	—	(11,771,620)
210,042,137	USD	1,841,396,000	SEK	JPM	09/04/20	245,229	—
471,397	USD	650,000	SGD	MSC	08/05/20	—	(1,674)
11,755,725	USD	16,170,000	SGD	JPM	08/05/20	—	(12,834)
3,189,510	USD	4,385,000	SGD	JPM	09/04/20	916	(3,006)
4,501,198	USD	140,910,000	THB	JPM	08/05/20	—	(17,528)
15,531,649	USD	491,140,000	THB	SCB	08/05/20	—	(218,311)
5,785,601	USD	180,612,000	THB	BNP	09/04/20	—	(5,807)
85,292,251	USD	590,448,000	TRY	GSC	08/05/20	1,391,575	—
32,506,164	USD	225,168,000	TRY	BCLY	09/04/20	1,200,648	—
43,179,483	USD	303,086,000	TRY	GSC	09/04/20	1,040,888	—
6,612,180	USD	193,803,000	TWD	MSC	08/05/20	—	(3,652)
16,391,316	USD	279,282,000	ZAR	GSC	08/05/20	78,108	(16,031)
661,197	USD	11,102,000	ZAR	BCLY	08/05/20	12,078	—
39,558,975	USD	682,511,000	ZAR	JPM	08/05/20	—	(346,514)
47,496,612	USD	800,283,000	ZAR	BCLY	09/04/20	857,941	—
6,726,900	USD	113,170,000	ZAR	GSC	09/04/20	131,610	—
116,020,000	ZAR	6,664,560	USD	GSC	08/05/20	118,971	—
56,592,000	ZAR	3,280,125	USD	JPM	08/05/20	28,732	—
800,283,000	ZAR	47,662,093	USD	BCLY	08/05/20	—	(870,635)
11,102,000	ZAR	658,901	USD	BCLY	09/04/20	—	(11,902)
159,470,000	ZAR	9,383,919	USD	JPM	09/04/20	—	(90,371)
226,420,000	ZAR	13,353,002	USD	GSC	09/04/20	—	(157,760)
Total Foreign Currency Contracts						$65,286,337	$(133,679,721)

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
CSFB	Credit Suisse First Boston Corp.
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	HSBC Bank USA
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
SCB	Standard Chartered Bank
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

CNH	Chinese Renminbi
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ICE	Intercontinental Exchange, Inc.
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover

Other Abbreviations:
BBSW	Bank Bill Swap Reference Rate
CDOR	Canadian Dollar Offered Rate
CLO	Collateralized Loan Obligation
DDCA	Dollars on Deposit in Custody Account
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
NIBOR	Norwegian Interbank Offered Rate
NZDBB	New Zealand Bank Bill
OTC	Over-the-Counter
PIK	Payment-in-kind
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Securities

The Hartford World Bond Fund
Schedule of Investments – (continued) July 31, 2020 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2020 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$362,984,020	$—	$362,984,020	$—
Corporate Bonds	760,979,800	—	760,979,800	—
Foreign Government Obligations	2,749,523,397	—	2,749,523,397	—
Senior Floating Rate Interests	100,288,111	—	100,288,111	—
U.S. Government Agencies	80,049,487	—	80,049,487	—
U.S. Government Securities	397,157,882	—	397,157,882	—
Convertible Bonds	11,011,586	—	11,011,586	—
Common Stocks
Utilities	118,205	—	118,205	—
Preferred Stocks	507,877	507,877	—	—
Convertible Preferred Stocks	3,059,862	3,059,862	—	—
Short-Term Investments	54,665,571	5,819,568	48,846,003	—
Purchased Options	5,729,011	2,651,953	3,077,058	—
Foreign Currency Contracts(2)	65,286,337	—	65,286,337	—
Futures Contracts(2)	1,774,730	1,774,730	—	—
Swaps - Credit Default(2)	6,689,601	—	6,689,601	—
Swaps - Interest Rate(2)	6,328,642	—	6,328,642	—

Total	$4,606,154,119	$13,813,990	$4,592,340,129	$—

Liabilities
Foreign Currency Contracts(2)	$(133,679,721)	$—	$(133,679,721)	$—
Futures Contracts(2)	(3,566,422)	(3,566,422)	—	—
Swaps - Credit Default(2)	(9,345,539)	—	(9,345,539)	—
Swaps - Interest Rate(2)	(6,539,398)	—	(6,539,398)	—
TBA Sale Commitments	(15,777,856)	—	(15,777,856)	—
Written Options	(2,394,201)	(1,198,828)	(1,195,373)	—

Total	$(171,303,137)	$(4,765,250)	$(166,537,887)	$—

(1)	For the period ended July 31, 2020, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The Hartford Mutual Funds, Inc. (the “Company”)

Notes to the Schedules of Investments

1. Investment Valuation and Fair Value Measurements:

For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of the Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.

These levels are:

• Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

• Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

• Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser(s), as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

2. Securities Lending:

The Company has entered into a securities lending agency agreement (“lending agreement”) with Citibank, N.A. (“Citibank”). A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; and cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. Each of The Hartford Checks and Balances Fund, The Hartford Conservative Allocation Fund, The Hartford Growth Allocation Fund, Hartford Moderate Allocation Fund, The Hartford Floating Rate Fund, The Hartford Floating Rate High Income Fund, and The Hartford High Yield Fund do not currently engage in securities lending.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

The Funds retain loan fees and the interest on cash collateral investments but are required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the Funds). Upon termination of a loan, the Funds are required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

The following table presents the market value of the Funds’ securities on loan, net of amounts available for offset under the master netting arrangements and any related collateral received by the Funds as of July 31, 2020.

	Investment Securities on Loan, at market value, Presented on the Statement of Assets and Liabilities(1)	Collateral Posted by Borrower(2)	Net Amount(3)
Hartford AARP Balanced Retirement Fund	$446,550	$(446,550)	$—
The Hartford Balanced Income Fund	29,469,003	(29,469,003)	—
The Hartford Capital Appreciation Fund	10,098,795	(10,098,795)	—
Hartford Climate Opportunities Fund	—	—	—
Hartford Core Equity Fund	—	—	—
The Hartford Dividend and Growth Fund	—	—	—
Hartford Emerging Markets Equity Fund	4,039,729	(4,039,729)	—
The Hartford Emerging Markets Local Debt Fund	549,450	(549,450)	—
The Hartford Equity Income Fund	—	—	—
Hartford Global Impact Fund	—	—	—
The Hartford Global Real Asset Fund (consolidated)	3,279,687	(3,279,687)	—
The Hartford Healthcare Fund	15,484,074	(15,484,074)	—
The Hartford Inflation Plus Fund	—	—	—
Hartford International Equity Fund	4,926,345	(4,926,345)	—
The Hartford International Growth Fund	5,882,663	(5,882,663)	—
The Hartford International Opportunities Fund	75,368,682	(75,368,682)	—
The Hartford International Value Fund	29,047,831	(29,047,831)	—
The Hartford MidCap Fund	151,454,272	(151,454,272)	—
The Hartford MidCap Value Fund	—	—	—
Hartford Multi-Asset Income and Growth Fund	932,670	(932,670)	—
Hartford Municipal Income Fund	—	—	—
The Hartford Municipal Opportunities Fund	—	—	—
The Hartford Short Duration Fund	—	—	—
Hartford Small Cap Value Fund	3,057,832	(3,057,832)	—
The Hartford Small Company Fund	31,777,951	(31,777,951)	—
The Hartford Strategic Income Fund	2,409,503	(2,409,503)	—
The Hartford Total Return Bond Fund	7,394,573	(7,394,573)	—
The Hartford World Bond Fund	5,644,894	(5,644,894)	—
(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)	Collateral received in excess of the market value of securities on loan is not presented in this table.
(3)	Net amount represents the net amount receivable due from the counterparty in the event of default.

The total cash and non-cash collateral received by each Fund in connection with securities lending transactions is presented below:

Fund	Cash Collateral	Non-Cash Collateral
Hartford AARP Balanced Retirement Fund	$134,946	—
The Hartford Balanced Income Fund	30,498,740	$—
The Hartford Capital Appreciation Fund	10,579,762	—
Hartford Climate Opportunities Fund	—	—
Hartford Core Equity Fund	—	—
The Hartford Dividend and Growth Fund	—	—
Hartford Emerging Markets Equity Fund	2,881,351	—
The Hartford Emerging Markets Local Debt Fund	579,150	—
The Hartford Equity Income Fund	—	—
The Hartford Global Real Asset Fund (consolidated)	2,578,211	—
Hartford Global Impact Fund	—	—
The Hartford Healthcare Fund	16,264,170	—
The Hartford Inflation Plus Fund	—	—
Hartford International Equity Fund	3,678,928	—
The Hartford International Growth Fund	6,128,394	—
The Hartford International Opportunities Fund	1,097,736	—
The Hartford International Value Fund	30,502,067	—
The Hartford MidCap Fund	159,669,247	—
The Hartford MidCap Value Fund	—	—
Hartford Multi-Asset Income and Growth Fund	971,763	—
Hartford Municipal Income Fund	—	—
The Hartford Municipal Opportunities Fund	—	—
The Hartford Short Duration Fund	6,754,750	—
Hartford Small Cap Value Fund	3,217,052
The Hartford Small Company Fund	33,057,591	—
The Hartford Strategic Income Fund	2,493,233	—
The Hartford Total Return Bond Fund	7,610,920	—
The Hartford World Bond Fund	5,819,568	—

3. Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2020.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

Hartford AARP Balanced Retirement Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$134,946	$—	$—	$—	$134,946

Total Borrowings	$134,946	$—	$—	$—	$134,946

Gross amount of recognized liabilities for securities lending transactions					$134,946

The Hartford Balanced Income Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$26,042,221	$—	$—	$—	$26,042,221
Foreign Government Obligations	738,582	—	—	—	738,582
Municipal Bonds	3,717,937	—	—	—	3,717,937

Total Borrowings	$30,498,740	$—	$—	$—	$30,498,740

Gross amount of recognized liabilities for securities lending transactions					$30,498,740

The Hartford Capital Appreciation Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$10,579,762	$—	$—	$—	$10,579,762

Total Borrowings	$10,579,762	$—	$—	$—	$10,579,762

Gross amount of recognized liabilities for securities lending transactions					$10,579,762

Hartford Emerging Markets Equity Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$2,881,351	$—	$—	$—	$2,881,351

Total Borrowings	$2,881,351	$—	$—	$—	$2,881,351

Gross amount of recognized liabilities for securities lending transactions					$2,881,351

The Hartford Emerging Markets Local Debt Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$579,150	$—	$—	$—	$579,150

Total Borrowings	$579,150	$—	$—	$—	$579,150

Gross amount of recognized liabilities for securities lending transactions					$579,150

The Hartford Global Real Asset Fund (consolidated))	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$2,320,872	$—	$—	$—	$2,320,872
Exchange-Traded Funds	257,339	—	—	—	257,339

Total Borrowings	$2,578,211	$—	$—	$—	$2,578,211

Gross amount of recognized liabilities for securities lending transactions					$2,578,211

The Hartford Healthcare Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$16,264,170	$—	$—	$—	$16,264,170

Total Borrowings	$16,264,170	$—	$—	$—	$16,264,170

Gross amount of recognized liabilities for securities lending transactions					$16,264,170

Hartford International Equity Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$3,678,928	$—	$—	$—	$3,678,928

Total Borrowings	$3,678,928	$—	$—	$—	$3,678,928

Gross amount of recognized liabilities for securities lending transactions					$3,678,928

The Hartford International Growth Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$5,248,309	$—	$—	$—	$5,248,309
Exchange-Traded Funds	880,085	—	—	—	880,085

Total Borrowings	$6,128,394	$—	$—	$—	$6,128,394

Gross amount of recognized liabilities for securities lending transactions					$6,128,394

The Hartford International Opportunities Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$1,093,456	$—	$—	$—	$1,093,456
Exchange-Traded Funds	4,280	—	—	—	4,280

Total Borrowings	$1,097,736	$—	$—	$—	$1,097,736

Gross amount of recognized liabilities for securities lending transactions					$1,097,736

The Hartford International Value Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$30,502,067	$—	$—	$—	$30,502,067

Total Borrowings	$30,502,067	$—	$—	$—	$30,502,067

Gross amount of recognized liabilities for securities lending transactions					$30,502,067

The Hartford MidCap Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$159,669,247	$—	$—	$—	$159,669,247

Total Borrowings	$159,669,247	$—	$—	$—	$159,669,247

Gross amount of recognized liabilities for securities lending transactions					$159,669,247

Hartford Multi-Asset Income and Growth Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$917,977	$—	$—	$—	$917,977
Corporate Bonds	53,786	—	—	—	53,786

Total Borrowings	$971,763	$—	$—	$—	$971,763

Gross amount of recognized liabilities for securities lending transactions					$971,763

Hartford Small Cap Value Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$959,629	$—	$—	$—	$959,629
Exchange-Traded Funds	2,257,423	—	—	—	2,257,423

Total Borrowings	$3,217,052	$—	$—	$—	$3,217,052

Gross amount of recognized liabilities for securities lending transactions					$3,217,052

The Hartford Small Company Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$6,482,022	$—	$—	$—	$6,482,022
Exchange-Traded Funds	26,575,569	—	—	—	26,575,569

Total Borrowings	$33,057,591	$—	$—	$—	$33,057,591

Gross amount of recognized liabilities for securities lending transactions					$33,057,591

The Hartford Strategic Income Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Convertible Bonds	$526,790	$—	$—	$—	$526,790
Corporate Bonds	1,781,130	—	—	—	1,781,130
Foreign Government Obligations	185,313	—	—	—	185,313

Total Borrowings	$2,493,233	$—	$—	$—	$2,493,233

Gross amount of recognized liabilities for securities lending transactions					$2,493,233

The Hartford Total Return Bond Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$800,364	$—	$—	$—	$800,364
Foreign Government Obligations	2,116,952	—	—	—	2,116,952
Municipal Bonds	4,693,604	—	—	—	4,693,604

Total Borrowings	$7,610,920	$—	$—	$—	$7,610,920

Gross amount of recognized liabilities for securities lending transactions					$7,610,920

The Hartford World Bond Fund	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$5,819,568	$—	$—	$—	$5,819,568

Total Borrowings	$5,819,568	$—	$—	$—	$5,819,568

Gross amount of recognized liabilities for securities lending transactions					$5,819,568

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.